Integrity VAROOM II

As filed with the Securities and Exchange Commission on April 28, 2017
Registration Nos. 333-178438 and 811-04844

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 7    [x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 126    [ x]

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company
(Exact Name of Registrant)

Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Guarantor's Telephone Number, including Area Code)

Rhonda S. Malone, Esq.
Senior Counsel – Securities
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2017 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® II Flexible Premium Variable Annuity

VAROOM® II Variable Annuity
May 1, 2017

Integrity Life Insurance Company
Separate Account I of Integrity Life Insurance Company

This prospectus describes a flexible premium deferred variable annuity contract. This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2017, has been filed with the SEC (file numbers 811-04844 and 333-178438). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of this Public Reference Room, please call 202-551-8090. Copies of that information are also available, after paying a duplicating fee by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102. You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs). This contract does not provide the tax advantages typically provided by an annuity contract. The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Fidelity Variable Insurance Products Government Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract. These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions. You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit. Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered. It is not insured by the FDIC, NCUSIF or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

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You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts
iShares® Core S&P 500 ETF
iShares® Core S&P Mid-Cap ETF
iShares® Core S&P Small-Cap ETF
iShares® S&P 500 Growth ETF
iShares® S&P 500 Value ETF
Vanguard® Dividend Appreciation Index Fund, ETF Shares
Vanguard® Large-Cap Index Fund, ETF Shares
Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts
Fidelity® VIP Government Money Market Portfolio, Initial Class
iShares® Core U.S. Aggregate Bond ETF
iShares® iBoxx $ High Yield Corporate Bond ETF
iShares® Intermediate Credit Bond ETF
iShares® TIPS Bond ETF
Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares
Vanguard® Short-Term Bond Index Fund, ETF Shares
Vanguard® Total Bond Market Index Fund, ETF Shares

International and Alternative Subaccounts
iShares® International Treasury Bond ETF
Vanguard® Developed Markets Index Fund, ETF Shares
Vanguard® Emerging Markets Stock Index Fund, ETF Shares
Vanguard® REIT Index Fund, ETF Shares
___________________________________________________________________________________
iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to Integrity Life is the licensing of certain trademarks and trade names of BlackRock. Integrity Life's variable annuities are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity Life's variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights. To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

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GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583
Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Fidelity Variable Insurance Products Government Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, address above in this glossary.

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Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit Rider that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date. The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company. Its assets are segregated from the General Account by Integrity Life and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account. Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

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Part 1 – Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The following table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts. State premium tax may also be deducted.1

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums[2]	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

		Maximum Charge	Current Charge
Mortality and Expense Risk Charge		0.75%	0.75%
Other Expenses
Administration Charge	0.35%
Distribution Charge	0.80%
Total Other Expenses		1.15%	1.15%
Total Separate Account Annual Expenses without an Optional Benefit [3]		1.90%	1.90%

Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1		1.50%	0.65%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2		1.50%	0.85%
Highest Possible Total Separate Account Annual Expenses with an Optional Benefit [3,4]		3.40%	2.75%

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1 State premium taxes currently range from 0% to 1.0%.
2 The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old. See Part 4.
3 Assessed daily on the Account Value in the Subaccounts.
4 You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies. Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

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Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.04% Maximum: 0.50%

Gross annual Fund expenses1 as a percentage of average net assets in each Fund:

Fund	Manag- ment Fees	12b-1 Fee	Other Expens- es	Acquired Fund Fees and Expenses	Total Annual Gross Expenses
Equity Subaccounts:
iShares Core S&P 500 ETF [2]	0.04%	0.00%	0.00%	0.00%	0.04%
iShares Core S&P Mid-Cap ETF [2]	0.07%	0.00%	0.00%	0.00%	0.07%
iShares Core S&P Small-Cap ETF [2]	0.07%	0.00%	0.00%	0.00%	0.07%
iShares S&P 500 Growth ETF [2]	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF [2]	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.08%	0.00%	0.01%	0.00%	0.09%
Vanguard Large-Cap Index Fund, ETF Shares	0.07%	0.00%	0.01%	0.00%	0.08%
Vanguard Mega Cap Index Fund, ETF Shares	0.05%	0.00%	0.02%	0.00%	0.07%
Fixed Income Subaccounts:
Fidelity VIP Government Money Market Portfolio	0.17%	0.00%	0.08%	0.00%	0.25%
iShares Core U.S. Aggregate Bond ETF [2,3,4]	0.05%	0.00%	0.00%	0.01%	0.06%
iShares iBoxx $ High Yield Corporate Bond ETF [2]	0.50%	0.00%	0.00%	0.00%	0.50%
iShares Intermediate Credit Bond ETF [2]	0.20%	0.00%	0.00%	0.00%	0.20%
iShares TIPS Bond ETF [2]	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.06%	0.00%	0.01%	0.00%	0.07%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.08%	0.00%	0.01%	0.00%	0.09%
Vanguard Total Bond Market Index Fund, ETF Shares	0.04%	0.00%	0.02%	0.00%	0.06%
International and Alternative Subaccounts:
iShares International Treasury Bond ETF [2]	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index, ETF Shares	0.06%	0.00%	0.03%	0.00%	0.09%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.07%	0.00%	0.07%	0.00%	0.14%
Vanguard REIT Index Fund, ETF Shares	0.11%	0.00%	0.01%	0.00%	0.12%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund. We have not independently verified the information. Current or future expenses may be more or less than those shown. More details concerning each Fund's fees and expenses are contained in the prospectus for that Fund.
(2) The iShares Trust's investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
(4) The fund’s net expenses are 0.05%. The Fund’s advisor has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s direct investments in other registered investment companies advised by the fund's advisor, or its affiliates through June 30, 2021. The contractual waiver may be terminated prior to June 30, 2021 only upon written agreement of the Trust and advisor.

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Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,0005 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual return may be higher or lower.

Highest Cost Example with Rider
The following example includes the maximum mortality and expense risk charge, administration charge, distribution charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge. If the current GLWB Rider charge was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,108	$1,834	$2,477	$4,251

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$408	$1,234	$2,077	$4,251

Highest Cost Example without Rider
The following example includes the maximum mortality and expense risk charge, administration charge, distribution charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$951	$1,372	$1,719	$2,811

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$251	$772	$1,319	$2,811

Accumulation Unit Values

See Appendix A

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5 This contract requires a minimum initial premium of $25,000.

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Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code. The contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this contract exist solely through the contract's qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•	Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “Integrity Life” mean Integrity Life Insurance Company.

•
Owner - “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•
Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected. The Annuitant must be a natural person, and cannot be changed after the Contract Date. Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•
Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date and upon election of Annuity Benefit, to receive any remaining payments. See Part 5, sections titled “Death Benefit,” “Selecting and Changing Your Beneficiary,” and “Maturity Date and Annuity Options.”

•
Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•	Covered Person - A person covered under one of the GLWB Riders. See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5.

•	To invest your premiums in the Investment Options. See Part 3.

•	To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost). See Part 6.

•	To elect an Annuity Option. See Part 5, section titled "Maturity Date and Annuity Option."

•
To name one or more beneficiaries to receive the Death Benefit. See Part 5, sections titled "Death Benefit" and “Selecting and Changing Your Beneficiary.” If the owner is a custodian, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

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Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Transfers among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers."

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Subaccounts invest in ETFs (except the Fidelity Variable Insurance Products Government Money Market Portfolio), many of which invest in common stocks. You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer. Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.” High yield securities may be subject to greater levels of credit or default risk than higher-rated securities. Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities. Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments. If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods. If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us, to the greatest extent reasonably possible. These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options. While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected). See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund. The value of premiums allocated to the Subaccounts is not guaranteed. Your Account Value also is subject to charges. See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax. See Part 4.

Your minimum Account Value is $2,000. If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to contribute additional premium to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLWB Rider.

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If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges. You bear the investment risk, as well as any fees and charges incurred, during the free look period. See Part 4 for more discussion of the fees and charges. Some states require that we return your premium, or some amount other than your Account Value. In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 – Integrity Life and the Separate Account

Integrity Life Insurance Company

Integrity Life is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 49 states and the District of Columbia. Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted. In this case, we will pay you the income payments from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity Life’s parent company, has guaranteed the insurance obligations of Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract. Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

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Subaccounts

The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of a Fund with the same name. The Subaccounts available in this contract are listed in Part 3. We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Fidelity VIP Government Money Market Portfolio) invests in the shares of a distinct ETF. Each ETF available through a Subaccount is a registered investment company. ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc. ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index. The returns on the ETF shares will not precisely correlate with the performance of the index. You cannot invest directly in an index. You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity Life, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities is 400 Broadway , Cincinnati, Ohio 45202. The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers. These third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange. Fees for the services of the third-party broker-dealers are paid by MATC. We pay for these services under agreements with MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments. If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods. If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible. These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options. While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the Funds or Investment Options. We may do one or more of the following:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

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•
operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity Life);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•	cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•	operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code;

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus. If you purchase one of the GLWB Riders, your Investment Options are limited. See Part 6.

Each Subaccount invests in the shares of a distinct Fund. Each Subaccount and its corresponding Fund share the same name. The value of your Subaccount will vary with the performance of the corresponding Fund. For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each ETF Fund family, iShares® and The Vanguard Group, as well as the Fidelity Variable Insurance Products, which offers the Government Money Market Fund in this annuity, followed by a brief description of each Fund. Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing. There is no guarantee that a Fund will meet its investment objective. For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

Fidelity® Variable Insurance Products
The Portfolio is a series of a Fidelity Variable Insurance Products trust. Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor.

iShares®
iShares Trust is a registered investment company that consists of separate investment portfolios called Funds. All the Funds listed below are ETFs. BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section. BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the advisor does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund's prospectus. Unless otherwise indicated in the Fund description, each iShares Funds generally invests at least 90% of its assets in securities of the underlying index and in depositary receipts representing securities of the underlying index, and/or securities that provide substantially similar exposure to securities in the underlying index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index. The description included below for each Fund was taken from the most recent publicly available documentation for such Fund as of the time this prospectus was drafted. More recent disclosure may be available in the Funds’ current prospectus.

The Vanguard Group, Inc.
The Vanguard Group, Inc. is a family of investment companies. Many of the investment companies offer ETF shares, including all those listed below. Each corresponding Subaccount invests in the ETF share class. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

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Equity Funds:

iShares® Core S&P 500 ETF
The Fund seeks to track investment results of the S&P 500 ® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2016, the index included approximately 80.73% of the market capitalization of all publicly traded U.S. equity securities. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The index consists of stocks from a broad range of industries. Components primarily include financials, healthcare and information technology companies. The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Mid-Cap ETF
The Fund seeks to track investment results of the S&P MidCap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 31, 2016, the index included approximately 6.59% of the market capitalization of all U.S. equity securities. The stocks in the index have a market capitalization between $1.4 billion and $5.9 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation. The index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Small-Cap ETF
The Fund seeks to track the investment results of the S&P SmallCap 600® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2016, the index included approximately 2.85% of the market capitalization of all U.S. equity securities. The stocks in the index have a market capitalization between $400 million and $1.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation. The index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Growth ETF
The Fund seeks to track investment results of the S&P 500 Growth Index™, which measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 67.3% of the market capitalization of the S&P 500® Index as of March 31, 2016. Components primarily include consumer discretionary, healthcare, and information technology companies. The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Value ETF
The Fund seeks to track investment results of the S&P 500 Value Index™, which measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 67.9% of the market capitalization of the S&P 500 Index as of March 31, 2016. Components primarily include energy, financials and industrials companies. The components of the index, and the degree to which these components represent certain industries, may change over time.

Vanguard Dividend Appreciation Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time. The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

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Vanguard Large-Cap Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States. The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index. The index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity and diversification of investments.

iShares® Core U.S. Aggregate Bond ETF
The Fund seeks to track investment results of the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market. As of December 31, 2015, there were 9,720 issues in the index. The index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The index may include large-, mid-, or small-capitalization companies, and components primarily include mortgage-backed pass-through and treasury securities, and industrials companies. The components of the index, and the degree to which these components represent certain industries, may change over time. The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

iShares® iBoxx $ High Yield Corporate Bond ETF
The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider. The index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The index is a modified market-value weighted index with a cap on each issuer of 3%. Bonds in the index are selected using rules-based criteria, as defined by the index provider. There is no limit to the number of issues in the index, but as of December 31, 2015, the index included approximately 985 constituents. The index may include large-, mid-, or small-capitalization companies, and components primarily include consumer cyclical, consumer discretionary, consumer services, consumer staples, industrials, and telecommunications companies. The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Intermediate Credit Bond ETF
The Fund seeks to track investment results of the Bloomberg Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years. As of December 31, 2015, there were 4,328 issues in the index. The index may

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include large-, mid-, or small-capitalization companies, and components primarily include consumer staples, financials and industrials companies. The components of the index, and the degree to which these components represent certain industries, may change over time. The index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value. In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds). The index is market-capitalization weighted.

iShares® TIPS Bond ETF
The Fund seeks to track investment results of the Bloomberg Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. The index includes all publicly-issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market-capitalization weighted.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays Capital U.S. 5-10 Year Corporate Bond Index. This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years. The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which was 7.5 years as of August 31, 2016.

Vanguard Short-Term Bond Index Fund, ETF Shares
The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index. This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares
The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index. This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by sampling the

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index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index. The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

International and Alternative Funds:

iShares® International Treasury Bond ETF
The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States. The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding. To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements. As of September 30, 2016, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The index includes bonds having a remaining maturity greater than one year.

Vanguard Developed Markets Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region. The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index, a market-capitalization-weighted index that is made up of approximately 3,700 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a market-capitalization-weighted index that is made up of approximately 3,658 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ration and dividend yield.

Vanguard REIT Index Fund, ETF Shares
The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index. The index is composed of stocks of publicly traded equity REITs. The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We are not currently offering asset allocation models. We have previously offered asset allocation models in connection with your variable annuity at no extra charge, and may do so in the future. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

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We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus. See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then-available Funds in this annuity. We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value. The General Account is not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)
We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO. That interest rate is guaranteed for that premium while in the STO period selected. Available STO periods are six months or one year. All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select. You can invest in either the six-month or one-year STO at any one time, but not both. We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO. Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only. You cannot transfer from the Subaccounts into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program. If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 – Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.90% of your Account Value in each of the Subaccounts to cover our separate account charges, which include:

•	mortality and expense risk charge of 0.75%;

•	administration charge of 0.35%; and

•	distribution charge of 0.80%.

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The mortality and expense risk charge pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions. The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC. See Part 2, section titled “ETF Custodian.” This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs. Ultimately, this cost is passed along to you as part of this administrative expense.

The distribution charge reimburses us for the costs of distribution of this variable annuity, including commissions paid to our distributors.

We expect to make a profit from the separate account charges.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium. The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the premiums included in the withdrawal. The “age” of a premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn. Please note, however, that for tax purposes, withdrawals are generally considered to be gain first. See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums. A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

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You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Free Withdrawal Amount."

We will not deduct a withdrawal charge from:

•	the Death Benefit; or

•
a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal. (Please note that you may fully surrender your contract at any time.) This rule does not apply if you have a GLWB Rider. See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative up to a maximum of 6% of premiums, and up to a 0.80% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. The broker-dealer firms are Commerce Brokerage Services, Inc., CUSO Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, MSI Financial Services, Inc., and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

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State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option. State premium taxes currently range from 0% to 1.0% for IRAs.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 80 at the time of application.

This contract must be issued as an IRA. Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA. See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment. You should not transfer from another annuity contract unless you determine that the transfer is right for you. Please note that the person who sells you this contract generally will earn a commission on the sale. You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium[6]	$25,000
Minimum additional premium	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan. You can make additional premium payments at any time before age 81, or earlier if limited by the Tax Code. For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, and thereafter. We may issue the contract for less than the minimum initial premium if we receive an application that indicates the total amount of a rollover from multiple sources will reach the minimum initial premium amount. We may also issue the contract for up to 10% less than the minimum initial premium indicated above.

_________________________________________________________
6 The minimum initial premium is $15,000 if the annuity is purchased in certain distribution outlets, currently at distribution outlets affiliated with U.S. Bancorp.

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You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code. You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans. You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution. For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law. You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select. Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act. Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office. If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change. See Part 5, section titled "Allocations and Transfers."

All premiums are deemed received when they are received in Good Order at our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units. On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value. The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount. We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law. The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount. If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased. If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased. Units will remain outstanding until redeemed by a contract owner.

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If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange. Note that the ETF shares may trade at a discount from the net asset value of the ETF. To value your Subaccount Units invested in the Fidelity VIP Government Money Market Portfolio, we use the daily net asset value provided by Fidelity for the VIP Government Money Market Portfolio. In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day. The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract. This allocation applies to your current investment, future premiums, and rebalancing. In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO. Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change. A transfer between or among Subaccounts is an “allocation change.” Here are the details:

•	A 60-day waiting period applies after your initial allocation on the Contract Date. This means you must wait 60 days after the contract is issued before you make an allocation change.

•	A 60-day waiting period applies after any voluntary allocation change. This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•	The following allocation changes will not trigger the 60-day waiting period:

o	automatic rebalancing;

o	automatic transfers from the STO;

o	reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

o	automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

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Allocations and transfers are restricted further if you have a GLWB Rider. See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. You may also contact your sales representative to request a reallocation. Each request for a reallocation or transfer must specify:

•	the contract number; and

•	the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed. You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers. We will honor telephone instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf. Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.

If we receive your request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading. Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract. See Part 5, section titled "Allocations and Transfers." We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values. We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market. You cannot engage in intra-day trading of the ETFs available through the Subaccounts. Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service. We may reverse transactions made in violation of our market timing policies. We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•	Each withdrawal must be at least $250.

•
Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000. (Please note that you may fully surrender your contract at any time.) This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if

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your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office. When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge"). The amount you receive will be the amount you requested, less any applicable tax withholding. Withdrawals are handled differently if you elect a GLWB Rider. See Part 6.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium. Your investment comes out first, beginning with the oldest premium first, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider. See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis. See Part 5, section titled "Death Benefit."

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge. The Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•
10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year. (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year. Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium. If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

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Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office. However, we can defer our action for any period during which:

(1)	the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract. Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income. A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.	the Account Value on the Death Benefit Date; and

2.
your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge. A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•	if your Death Benefit is $100,000 and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000,

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal
($10,000 / $80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.	The beneficiary may take a lump sum. If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.
The beneficiary may defer for up to five years. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years. Separate account charges will continue to apply. At the end of five years, the entire amount must be paid to the beneficiary.

3.
The beneficiary may treat the contract as an inherited IRA. If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts. Separate account charges will continue to apply. The beneficiary must choose to receive the Death Benefit as either:

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a)	an immediate annuity with a life contingency; or

b)
substantially equal payments over his or her life expectancy as defined by the Tax Code. The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date. (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later. A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.” If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590. You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner. If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Subaccounts you have selected on a pro rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge. When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries. The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death. If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any. If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

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You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time. Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend. Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention. You may wish to name a contingent beneficiary in case your spouse dies before you. If the owner is a custodian, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary's election of how they wish to receive the Death Benefit proceeds. On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death. As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations. Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election. The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date. You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date. Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. For any annuity, the minimum payment must be at least $100. If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead. All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax. The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain. These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a non-guaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

We currently offer the additional Annuity Options listed below; however, we may eliminate or change the non-guaranteed options available at any time:

•
period-certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy. The amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•
period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint

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Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date. You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want. If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change. The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant's age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We cannot honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge. You may only elect a Rider at the time of application. Benefits under a Rider will replace or supplement the standard contract benefits. Charges for an optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge. You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect. You are the covered person under the Individual GLWB Rider. You and your spouse are the covered persons under the Spousal GLWB

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Rider. If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider). You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•	January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•
the Contract Date, if you are age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•
January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•
the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract. The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date. For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)	is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider). The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)	is the cumulative Deferral Percentage. The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)	is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a one time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

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Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date. Your Benefit Base will be adjusted as follows:

1.
On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.	If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.
On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium. Additional premiums received after the first Contract Year will not increase your Benefit Base. They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining. The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal
Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

On or After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount. The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal. The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.
Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•	Individual GLWB in effect

•	Benefit Base = $100,000

•	Account Value = $85,000

•	LPA = $5,000

•	One withdrawal is taken during the calendar year = $7,000

•	Withdrawal taken after LPA Eligibility Date

•	No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000). The adjusted Nonguaranteed Withdrawal is $2,500:

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$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.

•
A withdrawal charge may apply. If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived. If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount. See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals." Following is an example of how a withdrawal charge may apply:

Assume:
Individual GLWB in effect
Premium:                        $40,000
Account Value before withdrawal:            $18,000
Withdrawal charge percentage applicable to premium:    6%
Lifetime Payment Amount:                $ 2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)
The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800. The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA. No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500
The Free Withdrawal Amount is $1,800. Since the requested withdrawal exceeds the LPA, withdrawal charges will apply. After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•	You may not take a withdrawal on your Contract Date.

•
If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

GLWB Rider Charge
The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts. The charge is in addition to the separate account charges for the contract and reduces your Unit Values. The charge varies depending on which GLWB Investment Strategy you choose. The following table shows the effective annual rates for the Rider charge:

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GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 – Basic Allocation	0.65%	2.55%
Strategy 2 – Self Style Allocation	0.85%	2.75%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%. The maximum GLWB charge plus total separate account charges would be 3.40% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase. If you do not wish to accept an increase, you may elect to either

•	cancel the Rider; or

•
continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT). The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider. The LPA is adjusted downward – by the Spousal Factor of 90% – for the Spousal GLWB Rider instead of an additional charge.

GLWB Investment Strategies
If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below. Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy. As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market. You cannot eliminate this exposure even during periods of market volatility. These GLWB Investment Strategies are designed for long-term investors seeking withdrawal guarantees. (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the GLWB Investment Strategies available with the Rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 – Basic AllocationYou must allocate your premium according to one of the three models: Blend, Growth or Value. You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

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GLWB Investment Strategy 2 – Self Style Allocation
You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate Credit Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard REIT Index Fund, ETF Shares
		Fidelity VIP Government Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses. You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary. You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO. Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected. See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB
In addition to the allocation and transfer rules under the contract (See Part 5, section titled "Allocations and Transfers"), the following additional rules and limitations apply to your allocations and transfers:

•	Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•	Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•	You cannot move from one GLWB Investment Strategy to another.

•
In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model. The reallocation will reset your Account Value to the required percentages for the new model. Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•
In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each group. Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract. Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal. Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

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Withdrawal Protection for Required Minimum Distributions
If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value. We do not consider your other assets or distributions in making this calculation. This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you. In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached. You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year. In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws. We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code. You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death
Married spouses – If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death. Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply. See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners – for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider. Due to federal tax laws, however, not all terms of the contract can be applied. If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA. See Part 5, section titled “Death Benefit.” All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code. These restrictions are required by the Tax Code.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•	Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•
On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.) If you do not elect the LPA Annuity Option, you will automatically receive a single life and 10-year certain Annuity Option under your Contract.

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year. (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.) Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA. The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and

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Termination of Rider" section below. We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider
You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary. Upon termination of the Rider, the Rider charge will no longer be assessed. All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.	for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.	the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.
the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.
on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.	the date you voluntarily elect an Annuity Option under the contract;

6.	the date you cancel the GLWB Rider; or

7.	the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules
The following additional rules apply if you elect a GLWB Rider:

•
You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider. In order to elect the Spousal GLWB Rider, both you and your spouse must be between 45 and 80 years old on the Contract Date.

•	The Company may refuse to accept additional premiums on a nondiscriminatory basis at any time.

•	We may require proof that you (or your covered spouse) are living at any time.

•	You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•	Income Plus Withdrawal Program is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Customized Asset Rebalancing Program is not available.

•	Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.	Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.	You must name your spouse as your sole primary beneficiary.

3.	You cannot add or change a spouse as a covered person.

4.
If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person. If you subsequently remarry, you cannot add the new spouse.

5.	You must provide us with notice of the divorce or termination of marriage.

6.
Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse. (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.	If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.	If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?
The addition of a GLWB Rider to your annuity contract may not be right for you. For example:

•	if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

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•	if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

•
if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

•	If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

At older ages, benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples
Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 – Voting Rights

How Fund Shares Are Voted

Integrity Life is the legal owner of the Fund shares held by the Separate Account. As a shareholder, we have the right to vote on certain matters with respect to the Funds. Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract. We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us. Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust. We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 – Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA. If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

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Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code. Investing in the ETF shares that are "publicly available," i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes. However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS. We believe this contract will meet those requirements, although there is no guarantee that this will be the case. If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs
Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA. An IRA can be in the form of a trust or custodial account or an annuity. An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. The premiums may be deductible in whole or in part, depending on the individual's income and whether the individual or spouse participates in an employer sponsored retirement plan. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates. A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions. IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs
Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees. Employer premiums made to an employee's SEP IRA cannot exceed the lesser of (1) 25% of the employee's compensation, and (2) a limit specified in the Tax Code ($52,000 for 2014). Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs
Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA. An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual's gross income. For an individual age 50 or older, the limit is increased by $1,000. Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

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Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer. You may roll over, directly or indirectly, any eligible rollover distribution. An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•	any distribution that is part of a series of substantially equal payments made over your life expectancy;

•	any distribution made for a specified period of 10 years or more;

•	any distribution that is an RMD; or

•	any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income. This penalty is in addition to ordinary income tax. Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.	the distribution is paid due to your death or disability;

2.	the distribution is the result of an Internal Revenue Service levy on the IRA;

3.	the distributions do not exceed your deductible medical expenses;

4.
you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.	a tax free rollover of the distribution is made;

6.	the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.	the distribution is used to cover certain qualified education expenses; or

8.	the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ . The distribution required by April 1 is the distribution required for the year in which the owner actually turns 70½ years old. You must take distributions for each calendar year after the year the owner turn age 70½ by December 31 of that year. The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit. Therefore, the amount of the RMD you must take may increase.

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If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs. Please note, however, that only the RMD as defined in the glossary (for this contract only one time each Contract Year) is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

Inherited IRAs

The death benefit paid under this contract may be extended by the beneficiary as an inherited IRA. (However, the contract cannot be initially issued as an inherited IRA.) This occurs if, after the death of the owner, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. See Part 5, section titled “Death Benefit.” The owner's beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract. Separate account charges will continue to apply. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code. If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code. (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of Owner	Spouse	Nonspouse
Before Required Beginning Date
Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

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A tax penalty applies if the inherited IRA owner fails to take the RMD. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590. Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers Among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity Life does not act as your tax or legal advisor. This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts or IRAs. Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit. The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify. Integrity Life does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

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Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum Systematic Withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your Systematic Withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to a withdrawal charge, if any. See Part 4, section titled "Withdrawal Charge."

This program is not available with a GLWB Rider. See Part 6.

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Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½. The Tax Code requires that you take minimum distributions beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old. The distribution required by April 1 is the distribution required for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. As a convenience, we will calculate the amount of the withdrawals. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider. See Part 6, section titled "Withdrawal Protection for Required Minimum Distributions."

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis. We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select. You can only invest in either the six-month or one-year STO at any one time, but not both. If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program. You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically. You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.

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You will receive a confirmation notice after each rebalancing. Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period. See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required. See Part 6.

Legal Proceedings

Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity Life.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
400 Broadway
Cincinnati, OH 45201-3341
ATTN: Request SAI for Integrity Life VAROOM II dated May 1, 2017

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Appendix A

Financial Information for Separate Account I of Integrity Life

The table below shows the following data for the Subaccounts currently offered: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
iShares Core S&P 500 ETF (3715E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.29 $45.43 25,618	$41.55 $41.29 22,994	$37.29 $41.55 20,834	$28.61 $37.29 15,858	$25.24 $28.61 4,658	$25.00 $25.24 0	$25.00 12-30-11
iShares Core S&P 500 ETF – GLWB Investment Strategy 1 (3715E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.19 $43.92 1,305,165	$40.71 $40.19 1,134,399	$36.78 $40.71 874,514	$28.40 $36.78 563,979	$25.23 $28.40 236,903	$25.00 $25.23 0	$25.00 12-30-11
iShares Core S&P 500 ETF – GLWB Investment Strategy 2 (3715E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.85 $43.46 67,379	$40.45 $39.85 63,522	$36.62 $40.45 48,970	$28.34 $36.62 28,673	$25.22 $28.34 13,266	$25.00 $25.22 0	$25.00 12-30-11
iShares Core S&P Mid-Cap ETF (3717E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.87 $46.01 11,554	$40.55 $38.87 6,997	$37.68 $40.55 8,015	$28.74 $37.68 6,469	$24.81 $28.74 1,612	$25.00 $24.81 0	$25.00 12-30-11
iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 1 (3717E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$37.83 $44.49 375,622	$39.73 $37.83 341,014	$37.16 $39.73 260,156	$28.53 $37.16 160,094	$24.80 $28.53 68,455	$25.00 $24.80 0	$25.00 12-30-11
iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 2 (3717E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$37.51 $44.02 15,931	$39.48 $37.51 14,669	$37.01 $39.48 12,247	$28.47 $37.01 6,465	$24.79 $28.47 1,765	$25.00 $24.79 0	$25.00 12-30-11

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
iShares Core S&P Small-Cap ETF (3718E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.04 $49.73 8,089	$41.68 $40.04 4,292	$40.17 $41.68 4,912	$28.85 $40.17 3,713	$25.38 $28.85 394	$25.00 $25.38 0	$25.00 12-30-11
iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 1 (3718E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.97 $48.08 177,594	$40.83 $38.97 165,600	$39.62 $40.83 128,193	$28.64 $39.62 75,528	$25.36 $28.64 34,259	$25.00 $25.36 0	$25.00 12-30-11
iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 2 (3718E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.65 $47.58 13,854	$40.58 $38.65 12,460	$39.45 $40.58 10,388	$28.58 $39.45 4,605	$25.36 $28.58 1,974	$25.00 $25.36 0	$25.00 12-30-11
iShares Core U.S. Aggregate Bond ETF (3710E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.31 $25.42 1,644	$25.67 $25.31 1,633	$24.69 $25.67 1,633	$25.68 $24.69 1,633	$25.23 $25.68 613	$25.00 $25.23 0	$25.00 12-30-11
iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 1 (3710E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.63 $24.58 0	$25.15 $24.63 0	$24.35 $25.15 0	$25.49 $24.35 0	$25.21 $25.49 0	$25.00 $25.21 0	$25.00 12-30-11
iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 2 (3710E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.42 $24.32 34,874	$24.99 $24.42 32,475	$24.25 $24.99 27,254	$25.44 $24.25 22,141	$25.21 $25.44 13,328	$25.00 $25.21 0	$25.00 12-30-11
iShares iBoxx $ High Yield Corporate Bond ETF (3713E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.31 $30.39 12,293	$29.32 $27.31 2,290	$29.33 $29.32 3,744	$28.25 $29.33 1,520	$25.82 $28.25 1,574	$25.00 $25.82 0	$25.00 12-30-11
iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 1 (3713E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.58 $29.38 0	$28.72 $26.58 0	$28.93 $28.72 0	$28.05 $28.93 0	$25.81 $28.05 0	$25.00 $25.81 0	$25.00 12-30-11

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 2 (3713E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.36 $29.07 8,037	$28.54 $26.36 8,493	$28.81 $28.54 7,067	$27.99 $28.81 4,666	$25.81 $27.99 3,274	$25.00 $25.81 0	$25.00 12-30-11
iShares Intermediate Credit Bond ETF (3711E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.10 $26.45 698	$26.46 $26.10 698	$25.97 $26.46 698	$26.55 $25.97 698	$25.28 $26.55 0	$25.00 $25.28 0	$25.00 12-30-11
iShares Intermediate Credit Bond ETF – GLWB Investment Strategy 1 (3711E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.40 $25.58 0	$25.92 $25.40 0	$25.61 $25.92 0	$26.36 $25.61 0	$25.27 $26.36 0	$25.00 $25.27 0	$25.00 12-30-11
iShares Intermediate Credit Bond ETF– GLWB Investment Strategy 2 (3711E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.19 $25.31 36,100	$25.76 $25.19 30,758	$25.50 $25.76 22,241	$26.30 $25.50 12,460	$25.27 $26.30 1,951	$25.00 $25.27 0	$25.00 12-30-11
iShares International Treasury Bond ETF (3719E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.37 $22.13 1,909	$24.58 $22.37 1,293	$25.76 $24.58 1,376	$26.54 $25.76 441	$25.64 $26.54 496	$25.00 $25.64 0	$25.00 12-30-11
iShares International Treasury Bond ETF – GLWB Investment Strategy 1 (3719E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.77 $21.39 361,394	$24.08 $21.77 301,038	$25.40 $24.08 205,854	$26.35 $25.40 113,177	$25.62 $26.35 36,359	$25.00 $25.62 0	$25.00 12-30-11
iShares International Treasury Bond ETF – GLWB Investment Strategy 2 (3719E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.59 $21.17 1,935	$23.93 $21.59 1,500	$25.30 $23.93 949	$26.29 $25.30 873	$25.62 $26.29 623	$25.00 $25.62 0	$25.00 12-30-11
iShares S&P 500 Growth ETF (3714E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$42.53 $44.56 5,302	$41.14 $42.53 2,304	$36.57 $41.14 3,848	$28.04 $36.57 2,908	$25.08 $28.04 1,063	$25.00 $25.08 0	$25.00 12-30-11

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
iShares S&P 500 Growth ETF – GLWB Investment Strategy 1 (3714E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.39 $43.08 140,319	$40.30 $41.39 120,906	$36.07 $40.30 93,841	$27.84 $36.07 60,427	$25.07 $27.84 21,508	$25.00 $25.07 0	$25.00 12-30-11
iShares S&P 500 Growth ETF – GLWB Investment Strategy 2 (3714E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.04 $42.64 3,164	$40.05 $41.04 2,914	$35.91 $40.05 2,132	$27.78 $35.91 1,559	$25.06 $27.78 93	$25.00 $25.06 0	$25.00 12-30-11
iShares S&P 500 Value ETF (3716E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.59 $45.57 7,528	$41.73 $39.59 3,272	$37.92 $41.73 4,807	$29.37 $37.92 887	$25.47 $29.37 1,466	$25.00 $25.47 0	$25.00 12-30-11
iShares S&P 500 Value ETF – GLWB Investment Strategy 1 (3716E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.54 $44.05 51,746	$40.89 $38.54 49,500	$37.40 $40.89 39,991	$29.16 $37.40 27,362	$25.46 $29.16 11,149	$25.00 $25.46 0	$25.00 12-30-11
iShares S&P 500 Value ETF – GLWB Investment Strategy 2 (3716E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.21 $43.60 3,667	$40.63 $38.21 3,578	$37.24 $40.63 2,989	$29.10 $37.24 2,683	$25.46 $29.10 403	$25.00 $25.46 0	$25.00 12-30-11
iShares TIPS Bond ETF (3712E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.84 $23.46 164	$23.70 $22.84 167	$23.32 $23.70 106	$25.97 $23.32 153	$24.90 $25.97 516	$25.00 $24.90 0	$25.00 12-30-11
iShares TIPS Bond ETF – GLWB Investment Strategy 1 (3712E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.23 $22.68 0	$23.22 $22.23 0	$23.00 $23.22 0	$25.79 $23.00 0	$24.89 $25.79 0	$25.00 $24.89 0	$25.00 12-30-11
iShares TIPS Bond ETF – GLWB Investment Strategy 2 (3712E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$22.05 $22.44 4,139	$23.08 $22.05 3,853	$22.91 $23.08 3,444	$25.73 $22.91 2,492	$24.88 $25.73 1,284	$25.00 $24.88 0	$25.00 12-30-11

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
Vanguard Developed Markets Index Fund, ETF Shares (3722E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.77 $30.99 6,806	$31.48 $30.77 6,016	$34.14 $31.48 6,378	$28.50 $34.14 2,931	$23.82 $28.50 475	$25.00 $23.82 0	$25.00 12-30-11
Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 1 (3722E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.95 $29.96 269,503	$30.85 $29.95 216,257	$33.67 $30.85 159,796	$28.30 $33.67 87,786	$23.81 $28.30 35,191	$25.00 $23.81 0	$25.00 12-30-11
Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 2 (3722E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$29.70 $29.65 11,430	$30.65 $29.70 11,130	$33.53 $30.65 7,873	$28.23 $33.53 2,773	$23.81 $28.23 995	$25.00 $23.81 0	$25.00 12-30-11
Vanguard Dividend Appreciation Index Fund, ETF Shares (3720E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$36.42 $40.01 7,114	$37.86 $36.42 3,138	$35.06 $37.86 4,566	$27.60 $35.06 3,095	$25.31 $27.60 1,062	$25.00 $25.31 0	$25.00 12-30-11
Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 1 (3720E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$35.45 $38.69 0	$37.09 $35.45 0	$34.58 $37.09 0	$27.40 $34.58 0	$25.30 $27.40 0	$25.00 $25.30 0	$25.00 12-30-11
Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 2 (3720E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$35.15 $38.28 33,398	$36.86 $35.15 32,994	$34.43 $36.86 23,648	$27.34 $34.43 16,287	$25.30 $27.34 9,043	$25.00 $25.30 0	$25.00 12-30-11
Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.20 $23.33 3,346	$25.67 $21.20 2,564	$26.19 $25.67 2,482	$28.03 $26.19 2,119	$23.52 $28.03 1,438	$25.00 $23.52 0	$25.00 12-30-11
Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 1 (3721E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.63 $22.56 0	$25.15 $20.63 0	$25.83 $25.15 0	$27.83 $25.83 0	$23.51 $27.83 0	$25.00 $23.51 0	$25.00 12-30-11

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 2 (3721E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.46 $22.32 15,081	$25.00 $20.46 12,239	$25.71 $25.00 9,495	$27.76 $25.71 5,068	$23.50 $27.76 1,711	$25.00 $23.50 0	$25.00 12-30-11
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.74 $28.64 2,851	$28.02 $27.74 2,980	$26.53 $28.02 2,997	$27.63 $26.53 0	$25.44 $27.63 0	$25.00 $25.44 0	$25.00 12-30-11
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3723E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.00 $27.69 0	$27.45 $27.00 0	$26.17 $27.45 0	$27.43 $26.17 0	$25.43 $27.43 0	$25.00 $25.43 0	$25.00 12-30-11
Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3723E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.77 $27.40 3,379	$27.28 $26.77 3,000	$26.06 $27.28 2,886	$27.37 $26.06 2,224	$25.42 $27.37 1,613	$25.00 $25.42 0	$25.00 12-30-11
Vanguard Large-Cap Index Fund, ETF Shares (3724E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.20 $45.17 7,123	$41.57 $41.20 4,106	$27.37 $41.57 5,206	$28.59 $27.37 2,954	$25.20 $28.59 539	$25.00 $25.20 0	$25.00 12-30-11
Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3724E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.10 $43.67 0	$40.73 $40.10 0	$36.86 $40.73 0	$28.39 $36.86 0	$25.18 $28.39 0	$25.00 $25.18 0	$25.00 12-30-11
Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3724E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.76 $43.22 17,175	$40.47 $39.76 17,000	$36.70 $40.47 16,200	$28.32 $36.70 10,410	$25.18 $28.32 7,134	$25.00 $25.18 0	$25.00 12-30-11
Vanguard Mega Cap Index Fund, ETF Shares (3725E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$41.33 $45.38 584	$41.54 $41.33 680	$37.36 $41.54 2,062	$28.69 $37.36 481	$25.32 $28.69 392	$25.00 $25.32 0	$25.00 12-30-11

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3725E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$40.23 $43.87 0	$40.69 $40.23 0	$36.85 $40.69 0	$28.48 $36.85 0	$25.30 $28.48 0	$25.00 $25.30 0	$25.00 12-30-11
Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3725E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.89 $43.41 1,618	$40.44 $39.89 2,189	$36.69 $40.44 2,196	$28.42 $36.69 2,164	$25.30 $28.42 2,220	$25.00 $25.30 0	$25.00 12-30-11
Vanguard REIT Index Fund, ETF Shares (3726E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$39.29 $41.86 6,028	$39.10 $39.29 2,907	$30.58 $39.10 2,932	$30.41 $30.58 1,079	$26.41 $30.41 990	$25.00 $26.41 0	$25.00 12-30-11
Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 1 (3726E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$38.24 $40.47 0	$38.31 $38.24 0	$30.16 $38.31 0	$30.19 $30.16 0	$26.40 $30.19 0	$25.00 $26.40 0	$25.00 12-30-11
Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 2 (3726E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$37.92 $40.05 7,202	$38.07 $37.92 6,863	$30.03 $38.07 5,977	$30.13 $30.03 5,587	$26.40 $30.13 3,590	$25.00 $26.40 0	$25.00 12-30-11
Vanguard Short-Term Bond Index Fund, ETF Shares (3729E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.16 $24.01 2,226	$24.40 $24.16 2,191	$24.53 $24.40 1,734	$24.98 $24.53 999	$25.00 $24.98 1,400	-	$25.00 5-1-12
Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3729E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.57 $23.28 0	$23.97 $23.57 0	$24.26 $23.97 0	$24.86 $24.26 0	$25.00 $24.86 0	-	$25.00 5-1-12
Vanguard Short-Term Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3729E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.39 $23.05 15,432	$23.83 $23.39 19,763	$24.18 $23.83 9,940	$24.83 $24.18 5,482	$25.00 $24.83 2,325	-	$25.00 5-1-12

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Subaccount	2016	2015	2014	2013	2012	2011	Value and Inception Date
Vanguard Total Bond Market Index Fund, ETF Shares (3727E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.23 $25.38 40,924	$25.58 $25.23 30,309	$24.62 $25.58 24,085	$25.66 $24.62 14,318	$25.18 $25.66 3,523	$25.00 $25.18 0	$25.00 12-30-11
Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 1 (3727E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.56 $24.54 2,263,621	$25.06 $24.56 1,871,280	$24.28 $25.06 1,405,558	$25.48 $24.28 823,065	$25.17 $25.48 261,182	$25.00 $25.17 0	$25.00 12-30-11
Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 2 (3727E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.35 $24.28 117,279	$24.90 $24.35 107,788	$24.18 $24.90 83,376	$25.42 $24.18 42,270	$25.16 $25.42 15,849	$25.00 $25.16 0	$25.00 12-30-11
Fidelity VIP Government Money Market Portfolio, Initial Class (3730E04) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.95 14,493	-	-	-	-	-	$10.00 9-20-16
Fidelity VIP Government Money Market Portfolio, Initial Class – GLWB Investment Strategy 1 (3730E05) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.94 0	-	-	-	-	-	$10.00 9-20-16
Fidelity VIP Government Money Market Portfolio, Initial Class – GLWB Investment Strategy 2 (3730E06) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.93 17,835	-	-	-	-	-	$10.00 9-20-16

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Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.	premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a premium.

Example Assumptions
Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Premium:                             $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the premium:    6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.

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Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

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Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied. It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
     •    The Contract Date is June 27.
     •    The Owner’s age on Contract Date is 60 years.

•	The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•	A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•	Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•	No withdrawals are taken that would result in withdrawal charges under the contract.

•	The RMD is not higher than the LPA in any calendar year.

•	The Rider remains in effect during the period covered in this example.

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After With-drawal
1 (F)	60 (F)	4.000% (F)	$100,000 (F)	$2,049 (F)	$100,000 (F)	$100,000 (F)	$100,000(F)	$100,000(F)	$99,625	$0	$0	$100,000
2	61	4.050%(G)	$100,000	$4,050	$10,000 (H)	$110,000	$112,614	$112,614 (I)	$112,485	$0	$0	$112,614
3	62	4.150% (J)	$112,614	$4,673	$0	$112,614	$116,985	$116,985	$117,755	$0	$0	$116,985
4	63	4.250% (J)	$116,985	$4,972	$0	$116,985	$121,300	$121,300	$122,188	$0	$0	$121,300
5	64	4.350% (J)	$121,300	$5,277	$0	$121,300	$119,745	$121,300	$120,719	$0	$0	$121,300
6	65	4.950% (K)	$121,300	$6,004	$0	$121,300	$120,719	$121,300	$120,123	$6,004	$0	$121,300
7	66	4.950%	$121,300	$6,004	$0	$121,300	$109,554	$121,300	$110,171	$6,004	$0	$121,300
8	67	4.950%	$121,300	$6,004	$0	$121,300	$106,250	$121,300	$105,343	$6,004	$0	$121,300
9	68	4.950%	$121,300	$6,004	$0	$121,300	$99,338(L)	$121,300	$99,982	$6,004(L)	$0	$121,300
10	69	4.950%	$121,300	$6,004	$10,000(L)	$121,300	$102,098(L)	$121,300	$102,181	$6,004	$0	$121,300
11	70	4.950%	$121,300	$6,004	$0	$121,300	$97,138	$121,300	$97,727	$6,004	$0	$121,300
12	71	4.950%	$121,300	$6,004	$0	$121,300	$88,053	$121,300	$88,553	$6,004	$0	$121,300

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	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person's Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal	Adjusted Non- Guaranteed Withdrawal	Benefit Base After With-drawal
13	72	4.950%	$121,300	$6,004	$0	$121,300	$84,200	$121,300	$83,647	$6,004	$0	$121,300
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780 (M)	$1,290 (M)	$120,010(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940	$0	$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940	$0	$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940	$0	$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940	$0	$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940	$0	$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940	$0	$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940	$0	$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940	$0	$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940	$0	$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940	$0	$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940	$0	$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940	$0	$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940 (N)	$0	$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940	$0	$120,010

(A)	The covered person's age for each year is as of January 1. Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B) In any year that an additional premium is added, it is assumed to be added on February 10. For purposes of this example, we selected February 10 as the assumed date of additional premium payments. Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C) Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D) Any withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals.
Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E) The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F) The first calendar year begins on June 27, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).

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The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).
Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available. It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:
•   4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains. The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:
•   187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G) Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%. The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•   4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H) An additional premium of $10,000 is made during calendar year 2. Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.
•   $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I) In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000). In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J) Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%. The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).
The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•   4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•   4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%. The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•   4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K) Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%. The Age Based Percentage has changed to 4.50% because the covered person is now 65. The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

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The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:
•   4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L) An additional premium of $10,000 is made during calendar year 10. Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value. For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually. In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10. The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760. During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal. That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•	$99,338 Account Value on June 27 of year 9

•	- $6,004 Withdrawal on October 8

•	+$10,000 Premium on February 10

•	- $1,236 Market experience

•	= $102,098 Account Value on June 27 of year 10

(M) In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004). It is calculated as follows:
•   $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:
•   $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N) In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

V2I-60

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:
•    The Contract Date is August 8.
•    The covered persons' ages on Contract Date are: owner is 60 and spouse is 57.
•    The Initial premium is $100,000; no additional premiums are paid.
•     Withdrawals equal to LPA are taken in calendar years 4-13.
•    A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.
• Full Account Value is withdrawn in calendar year 14.
•     No withdrawals are taken that would result in withdrawal charges under the contract.
•     The RMD is not higher than the LPA in any calendar year.
•    The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of August 8 (B)		As of October 8 (C)
Calendar Year	Covered Persons' Ages		Withdrawal Percentage	Benefit Base	LPA	Hypothetical Account Value (D)	Benefit Base after Step-Up	Hypothetical Account Value (D)	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Benefit Base After Withdrawal
	Owner	Spouse
1 (E)	60 (E)	57 (E)	N/A	$100,000 (E)	N/A	$100,000(E)	$100,000(E)	$99,625	$0	$0	$100,000
2	61	58	N/A	$100,000	N/A	$103,610	$103,610(F)	$103,492	$0	$0	$103,610
3	62	59	N/A	$103,610	N/A	$106,597	$106,597	$107,299	$10,000 (G)	$10,000 (G)	$96,597 (G)
4	63	60	4.125% (H)	$96,597	$3,586(H)	$95,353	$96,597	$96,051	$3,586	$0	$96,597
5	64	61	4.125%	$96,597	$3,586	$90,616	$96,597	$91,354	$3,586	$0	$96,597
6	65	62	4.125%	$96,597	$3,586	$87,767	$96,597	$87,334	$3,586	$0	$96,597
7	66	63	4.125%	$96,597	$3,586	$80,398	$96,597	$80,850	$3,586	$0	$96,597
8	67	64	4.125%	$96,597	$3,586	$78,809	$96,597	$78,137	$3,586	$0	$96,597
9	68	65	4.125%	$96,597	$3,586	$74,550	$96,597	$75,033	$3,586	$0	$96,597
10	69	66	4.125%	$96,597	$3,586	$70,018	$96,597	$70,075	$3,586	$0	$96,597
11	70	67	4.125%	$96,597	$3,586	$67,154	$96,597	$67,561	$3,586	$0	$96,597
12	71	68	4.125%	$96,597	$3,586	$61,415	$96,597	$61,764	$3,586	$0	$96,597
13	72	69	4.125%	$96,597	$3,586	$59,341	$96,597	$58,952	$3,586	$0	$96,597
14	73	70	4.125%	$96,597	$3,586	$55,919	$96,597	$56,320	$56,320 (I)	N/A	$0
15	74	71	N/A	$0	$0	$0	$0	$0	$0	$0	$0

(A)
The covered persons' ages for each year are as of January 1. Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

V2I-61

(B)	Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)
Any applicable withdrawal is assumed to occur one time per year on October 8. For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(D)	The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)
The first calendar year begins on August 8, the Contract Date. On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)
In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000). In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base. In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)
In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

• $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:
• $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)
January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available. Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%. Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%. The Age Based Percentage (4.00%) is based on the age of the younger covered person. The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:
• 4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)	A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

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THIS PAGE INTENTIONALLY LEFT BLANK

V2I-63

To request a copy of the Statement of Additional Information for the Integrity Life VAROOM II variable annuity, dated May 1, 2017, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:____________________________ Phone:____________________________	Address:______________________________ ______________________________________

V2I-64

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

VAROOM® and VAROOM® II Deferred Flexible Premium Variable Annuities
Issued By Integrity Life Insurance Company
Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2017.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

Table of Contents	Page
General Information and History.....................................................................................................................	1
Administration and Distribution of the Contracts............................................................................................	1
Performance Data and Illustrations................................................................................................................	2
Distributions from Tax-Favored Retirement Programs....................................................................................	3
Financial Statements......................................................................................................................................	4

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into a Service Agreement with WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by WSLIC, and will reflect actual costs to the extent reasonably possible.

Custodian
Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts. MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account. MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway , Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $7,156,582 in 2016, $7,441,688 in 2015, and $7,892,977 in 2014. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

Arvest Wealth Management	Hancock Investment Services, Inc.
Bancwest Investment Services, Inc.	Infinex Investments, Inc.
Cetera Investment Services LLC	LPL Financial Corporation
CUSO Financial Services, L.P.	US Bancorp Investments, Inc.
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the subaccounts. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a subaccount's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown. Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract. Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge. One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included. If the cost of the rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the subaccounts. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions. Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant

3

reaches age 70½. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. There are no mandatory distributions from Roth IRAs during the owner’s lifetime. After death, distribution rules apply to traditional and Roth IRAs.

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2016, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000. You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

Financial Statements
Separate Account I of Integrity Life Insurance Company
Year Ended December 31, 2016,
With Report of Independent Registered Public
Accounting Firm

Separate Account I
of
Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2016

Report of Independent Registered Public Accounting Firm
The Contract Owners of Separate Account I of Integrity Life Insurance Company and
The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of Integrity Life Insurance Company (the “Separate Account”) (comprising the subaccounts included in these financial statements) as of December 31, 2016, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of Integrity Life Insurance Company at December 31, 2016, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the total return within the financial highlights in the footnotes related to the year ended December 31, 2014 has been restated for one subaccount to disclose the correct total return.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2017

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$178,091	$(1)	$178,090	$14.42	12,353
Touchstone Aggressive ETF (AnnuiChoice ®)	600,173	(1)	600,172	17.80	33,709
Touchstone Aggressive ETF (AnnuiChoice II )	593,538	(1)	593,537	21.16	28,047
Touchstone Aggressive ETF (GrandMaster flex3 )	622,851	1	622,852	16.64	37,425
Touchstone Aggressive ETF (Grandmaster )	129,055	1	129,056	17.06	7,566
Touchstone Aggressive ETF (IQ Advisor Standard)	276,391	(1)	276,390	19.70	14,029
Touchstone Aggressive ETF (IQ Annuity )	5,870,887	(2)	5,870,885	16.85	348,457
Touchstone Aggressive ETF (Pinnacle )	451,981	(2)	451,979	17.06	26,499
Touchstone Aggressive ETF (Pinnacle IV )	334,505	1	334,506	16.85	19,854
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	73,532	1	73,533	15.59	4,717
Touchstone Aggressive ETF (Pinnacle Plus )	148,840	—	148,840	16.40	9,076
Touchstone Aggressive ETF (Pinnacle V )	2,170,343	(2)	2,170,341	20.51	105,805
Touchstone Conservative ETF (AdvantEdge )	220,957	—	220,957	12.94	17,069
Touchstone Conservative ETF (AnnuiChoice II )	1,073,011	3	1,073,014	15.04	71,338
Touchstone Conservative ETF (AnnuiChoice )	169,404	1	169,405	15.56	10,886
Touchstone Conservative ETF (GrandMaster flex3 )	94,953	3	94,956	14.55	6,528
Touchstone Conservative ETF (Grandmaster )	62,308	1	62,309	14.91	4,180
Touchstone Conservative ETF (IQ Advisor Standard )	178,159	—	178,159	16.86	10,566
Touchstone Conservative ETF (IQ Annuity )	812,142	(3)	812,139	14.73	55,151
Touchstone Conservative ETF (Pinnacle )	114,569	2	114,571	14.91	7,685
Touchstone Conservative ETF (Pinnacle IV )	329,130	(1)	329,129	14.73	22,350
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	19,677	(1)	19,676	12.51	1,573
Touchstone Conservative ETF (Pinnacle Plus )	129,835	(6)	129,829	14.33	9,059
Touchstone Conservative ETF Fund (Pinnacle V )	5,204,301	8	5,204,309	14.58	356,955
Touchstone Active Bond (AdvantEdge )	233,616	—	233,616	12.61	18,523
Touchstone Active Bond (AnnuiChoice II )	405,183	1	405,184	13.84	29,276
Touchstone Active Bond (AnnuiChoice )	539,469	2	539,471	16.69	32,326
Touchstone Active Bond (GrandMaster flex3 )	302,111	(2)	302,109	14.58	20,718
Touchstone Active Bond (Grandmaster )	242,851	3	242,854	14.13	17,188
Touchstone Active Bond (IQ Annuity )	501,206	(3)	501,203	15.33	32,696
Touchstone Active Bond (Pinnacle )	851,210	—	851,210	14.98	56,805
Touchstone Active Bond (Pinnacle IV )	626,089	1	626,090	14.76	42,406
Touchstone Active Bond (Pinnacle II Reduced M&E )	5,665	2	5,667	15.17	373
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	100,136	(1)	100,135	11.14	8,988
Touchstone Active Bond (Pinnacle Plus )	135,271	2	135,273	13.40	10,096
Touchstone Active Bond (PinnacleV )	7,428,527	2	7,428,529	13.00	571,593
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	202,858	(1)	202,857	20.19	10,045
Touchstone GMAB Aggressive ETF (Pinnacle IV )	519,985	(1)	519,984	19.73	26,361
Touchstone GMAB Aggressive ETF (Pinnacle V )	512,948	1	512,949	19.57	26,209
Touchstone GMAB Conservative ETF (AnnuiChoice II )	232,907	1	232,908	14.35	16,226
Touchstone GMAB Conservative ETF (Pinnacle IV )	537,551	(1)	537,550	14.02	38,341
Touchstone GMAB Conservative ETF (Pinnacle V )	530,057	1	530,058	13.91	38,105
Touchstone GMAB Moderate ETF (AnnuiChoice II )	32,206	2	32,208	17.49	1,841
Touchstone GMAB Moderate ETF (Pinnacle IV )	535,833	1	535,834	17.09	31,362
Touchstone GMAB Moderate ETF(Pinnacle V )	549,039	2	549,041	16.95	32,388
Touchstone Large Cap Core Equity (AdvantEdge )	411,135	(1)	411,134	15.52	26,499
Touchstone Large Cap Core Equity (AnnuiChoice II )	651,500	1	651,501	16.92	38,510
Touchstone Large Cap Core Equity (AnnuiChoice )	391,352	(1)	391,351	18.37	21,308
Touchstone Large Cap Core Equity (GrandMaster flex3 )	95,874	(1)	95,873	18.28	5,243
Touchstone Large Cap Core Equity (Grandmaster )	99,906	4	99,910	19.12	5,225
Touchstone Large Cap Core Equity (IQ Annuity )	317,504	—	317,504	17.49	18,158
Touchstone Large Cap Core Equity (Pinnacle )	4,970,605	1	4,970,606	19.93	249,438
Touchstone Large Cap Core Equity (Pinnacle IV )	1,484,567	7	1,484,574	19.63	75,613
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	412,721	—	412,721	20.17	20,458
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	242,153	10	242,163	17.85	13,567
Touchstone Large Cap Core Equity (Pinnacle Plus )	80,087	(2)	80,085	20.00	4,004
Touchstone Large Cap Core Equity (PinnacleV )	9,551,462	(2)	9,551,460	13.54	705,686
Touchstone Focused (AdvantEdge )	442,008	(1)	442,007	17.88	24,716
Touchstone Focused (AnnuiChoice II )	2,492,745	(4)	2,492,741	21.03	118,519
Touchstone Focused (AnnuiChoice )	2,657,118	1	2,657,119	31.36	84,736
Touchstone Focused (GrandMaster flex3 )	985,505	—	985,505	29.60	33,293
Touchstone Focused (Grandmaster )	605,189	63	605,252	26.67	22,694
Touchstone Focused (IQ Advisor Standard )	112,816	—	112,816	29.52	3,822

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Focused (IQ Annuity )	$4,864,975	$(2)	$4,864,973	$30.38	160,127
Touchstone Focused (Pinnacle )	4,688,748	(2)	4,688,746	30.59	153,262
Touchstone Focused (Pinnacle IV )	3,250,274	(28)	3,250,246	30.14	107,832
Touchstone Focused (Pinnacle II Reduced M&E )	595,616	(2)	595,614	30.97	19,231
Touchstone Focused (Pinnacle Plus Reduced M&E )	716,135	4	716,139	18.90	37,886
Touchstone Focused (Pinnacle Plus )	193,132	3	193,135	30.43	6,347
Touchstone Focused (PinnacleV )	8,195,339	(58)	8,195,281	16.86	485,969
Touchstone Moderate ETF (AdvantEdge )	222,642	2	222,644	13.97	15,933
Touchstone Moderate ETF (AnnuiChoice II )	2,275,895	2	2,275,897	14.27	159,508
Touchstone Moderate ETF (AnnuiChoice )	1,804,099	(6)	1,804,093	17.06	105,732
Touchstone Moderate ETF (GrandMaster flex3 )	806,350	1	806,351	15.95	50,556
Touchstone Moderate ETF (Grandmaster )	135,877	(1)	135,876	16.35	8,312
Touchstone Moderate ETF (IQ Advisor Enhanced )	40,082	(2)	40,080	18.26	2,196
Touchstone Moderate ETF (IQ Advisor Standard )	141,280	1	141,281	18.72	7,547
Touchstone Moderate ETF (IQ Annuity )	1,380,927	(2)	1,380,925	16.15	85,524
Touchstone Moderate ETF (Pinnacle )	269,576	—	269,576	16.35	16,491
Touchstone Moderate ETF (Pinnacle IV )	1,090,163	1	1,090,164	16.15	67,514
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	15,078	—	15,078	14.23	1,060
Touchstone Moderate ETF (Pinnacle Plus )	235,172	(1)	235,171	15.72	14,964
Touchstone Moderate ETF (Pinnacle V )	3,175,621	(10)	3,175,611	13.77	230,542
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	1,049,551	(2)	1,049,549	15.55	67,515
Fidelity VIP Balanced (Pinnacle II Reduced M&E )	7,032	1	7,033	15.74	447
Fidelity VIP Balanced (Grandmaster )	1,433,825	2	1,433,827	25.26	56,764
Fidelity VIP Overseas (Pinnacle )	77,491	1	77,492	8.89	8,714
Fidelity VIP Overseas (Pinnacle IV )	53,234	—	53,234	8.81	6,045
Fidelity VIP Equity-Income (Grandmaster )	8,227,252	—	8,227,252	82.57	99,637
Fidelity VIP Equity-Income (Pinnacle )	1,847,664	2	1,847,666	23.84	77,496
Fidelity VIP Growth (Grandmaster )	5,965,151	(5)	5,965,146	98.15	60,776
Fidelity VIP High Income (Grandmaster )	1,324,337	2	1,324,339	27.68	47,851
Fidelity VIP II Asset Manager (Grandmaster )	3,456,360	—	3,456,360	50.02	69,101
Fidelity VIP II Contrafund (Grandmaster )	8,939,546	(2)	8,939,544	69.26	129,066
Fidelity VIP II Contrafund (Pinnacle )	5,074,970	3	5,074,973	34.06	148,981
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	29,394	(2)	29,392	34.49	852
Fidelity VIP II Index 500 (Grandmaster )	3,382,699	2	3,382,701	55.95	60,455
Fidelity VIP II Index 500 (IQ Annuity )	189,806	2	189,808	18.37	10,332
Fidelity VIP II Index 500 (Pinnacle )	2,143,820	—	2,143,820	16.13	132,944
Fidelity VIP II Index 500 (Pinnacle IV )	162,500	—	162,500	15.97	10,176
Fidelity VIP II Investment Grade Bond (Pinnacle )	1,108,349	(1)	1,108,348	13.35	83,007
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	337,294	(1)	337,293	13.22	25,510
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )	43,599	2	43,601	13.52	3,225
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	334,095	(2)	334,093	13.82	24,178
Fidelity VIP II Investment Grade Bond (AnnuiChoice II )	50,116	2	50,118	13.62	3,680
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	96,623	—	96,623	13.09	7,380
Fidelity VIP II Investment Grade Bond (Grandmaster )	1,824,700	2	1,824,702	40.08	45,527
Fidelity VIP II Investment Grade Bond (IQ Annuity )	270,600	1	270,601	18.83	14,368
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	19,934	(2)	19,932	11.30	1,764
Fidelity VIP Government Money Market (Pinnacle )	1,053,060	—	1,053,060	9.80	107,510
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E )	23,046	(1)	23,045	9.84	2,343
Fidelity VIP Government Money Market (Pinnacle IV )	1,116,802	—	1,116,802	9.78	114,213
Fidelity VIP Government Money Market (Pinnacle V )	4,645,684	2	4,645,686	9.76	475,918
Fidelity VIP Government Money Market (Pinnacle Plus )	7,332	2	7,334	9.74	753
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E )	224,573	1	224,574	9.83	22,849
Fidelity VIP Government Money Market (Grandmaster )	1,473,389	—	1,473,389	9.80	150,422
Fidelity VIP Government Money Market (Grandmaster flex3 )	661,031	—	661,031	9.76	67,718
Fidelity VIP Government Money Market (AdvantEdge )	544,455	(1)	544,454	9.75	55,823
Fidelity VIP Government Money Market (AnnuiChoice )	501,006	—	501,006	9.85	50,844
Fidelity VIP Government Money Market (AnnuiChoice II )	915,951	2	915,953	9.83	93,192
Fidelity VIP Government Money Market (IQ Annuity )	191,882	1	191,883	9.78	19,623
Fidelity VIP Government Money Market (IQ3 )	1,822,023	1	1,822,024	9.78	186,334
Fidelity VIP Government Money Market (IQ Advisor Standard )	57,434	(1)	57,433	9.92	5,789
Fidelity VIP Government Money Market (Varoom GLWB 2)*	4,856	—	4,856	9.94	489
Fidelity VIP Government Money Market (Varoom GLWB 3)*	144,257	—	144,257	9.95	14,493
Fidelity VIP Government Money Market (Varoom GLWB 5)*	177,094	(1)	177,093	9.93	17,835
Fidelity VIP Overseas (AnnuiChoice )	87,902	1	87,903	9.20	9,551
Fidelity VIP Overseas (AnnuiChoice II )	23,037	(1)	23,036	9.07	2,540
Fidelity VIP Overseas (Grandmaster flex3 )	529	1	530	8.72	61
Fidelity VIP Overseas (Grandmaster )	1,627,027	(2)	1,627,025	31.85	51,082
Fidelity VIP Overseas (IQ Annuity )	17,143	(2)	17,141	8.81	1,947
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	22,376	—	22,376	11.42	1,959

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity )	$338,183	$(2)	$338,181	$19.31	17,513
Fidelity VIP Growth (IQ Annuity )	220,663	2	220,665	15.65	14,097
Fidelity VIP Growth (Pinnacle )	404,643	(1)	404,642	15.78	25,645
Fidelity VIP Growth (Pinnacle II Reduced M&E )	2,052	2	2,054	15.97	128
Fidelity VIP High Income (IQ Annuity )	281,851	1	281,852	15.35	18,356
Fidelity VIP II Asset Manager (IQ Annuity )	13,822	(1)	13,821	15.63	884
Fidelity VIP II Contrafund (IQ Annuity )	948,412	(2)	948,410	25.16	37,700
Fidelity VIP III Balanced (IQ Annuity )	124,984	(3)	124,981	18.10	6,905
Fidelity VIP III Mid Cap (Grandmaster )	649,346	(1)	649,345	57.29	11,335
Fidelity VIP III Mid Cap (IQ Annuity )	790,169	—	790,169	59.21	13,346
Fidelity VIP III Mid Cap (Pinnacle )	2,252,649	(1)	2,252,648	56.62	39,787
Fidelity VIP Overseas (IQ Annuity )	29,086	—	29,086	13.58	2,142
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	236,609	1	236,610	15.96	14,822
Fidelity VIP Asset Manager (AdvantEdge )	56,915	(2)	56,913	12.77	4,457
Fidelity VIP Asset Manager (AnnuiChoice II )	116,605	(1)	116,604	15.27	7,636
Fidelity VIP Asset Manager (AnnuiChoice )	217,793	1	217,794	16.66	13,075
Fidelity VIP Asset Manager (GrandMaster flex3 )	171,359	1	171,360	15.65	10,948
Fidelity VIP Asset Manager (IQ Advisor Standard )	3,364	—	3,364	17.50	192
Fidelity VIP Asset Manager (Pinnacle )	28,440	1	28,441	16.06	1,771
Fidelity VIP Asset Manager (Pinnacle IV )	248,501	(3)	248,498	15.86	15,673
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	53,997	(1)	53,996	13.09	4,126
Fidelity VIP Asset Manager (Pinnacle Plus )	6,427	(3)	6,424	16.12	399
Fidelity VIP Asset Manager (Pinnacle V )	420,419	4	420,423	13.21	31,816
Fidelity VIP Balanced (AdvantEdge )	214,358	(3)	214,355	15.27	14,038
Fidelity VIP Balanced (AnnuiChoice II )	881,581	3	881,584	17.10	51,568
Fidelity VIP Balanced (AnnuiChoice )	529,186	1	529,187	19.74	26,806
Fidelity VIP Balanced (GrandMaster flex3 )	263,446	(2)	263,444	20.46	12,878
Fidelity VIP Balanced (Grandmaster )	630,330	1	630,331	19.04	33,097
Fidelity VIP Balanced (IQ3 )	806,753	(1)	806,752	18.71	43,126
Fidelity VIP Balanced (Pinnacle )	418,735	(1)	418,734	19.04	21,987
Fidelity VIP Balanced (Pinnacle IV )	1,002,197	5	1,002,202	20.74	48,313
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	23,883	(3)	23,880	15.46	1,545
Fidelity VIP Balanced (Pinnacle Plus )	32,386	1	32,387	18.78	1,724
Fidelity VIP Balanced (Pinnacle V )	1,363,752	1	1,363,753	14.40	94,695
Fidelity VIP Contrafund (AdvantEdge )	2,284,212	1	2,284,213	15.57	146,721
Fidelity VIP Contrafund (AnnuiChoice II )	3,971,583	1	3,971,584	18.16	218,699
Fidelity VIP Contrafund (AnnuiChoice )	2,202,232	(1)	2,202,231	25.55	86,182
Fidelity VIP Contrafund (GrandMaster flex3 )	1,460,837	(1)	1,460,836	25.25	57,864
Fidelity VIP Contrafund (IQ Advisor Standard )	138,950	—	138,950	26.13	5,319
Fidelity VIP Contrafund (IQ3 )	3,821,918	(3)	3,821,915	25.37	150,620
Fidelity VIP Contrafund (Pinnacle IV )	4,991,717	2	4,991,719	25.72	194,085
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	364,307	—	364,307	17.97	20,271
Fidelity VIP Contrafund (Pinnacle Plus )	339,419	5	339,424	25.77	13,171
Fidelity VIP Contrafund (Pinnacle V )	14,223,427	1	14,223,428	15.18	936,938
Fidelity VIP Disciplined Small Cap (Advantedge)	33,703	—	33,703	19.40	1,737
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	118,545	(1)	118,544	16.54	7,166
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	200,758	(3)	200,755	16.79	11,958
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 )	36,591	1	36,592	15.91	2,300
Fidelity VIP Disciplined Small Cap (GrandMaster )	82,172	(2)	82,170	16.22	5,065
Fidelity VIP Disciplined Small Cap (IQ Annuity )	78,420	(1)	78,419	16.06	4,882
Fidelity VIP Disciplined Small Cap (Pinnacle )	153,444	—	153,444	16.22	9,459
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	250,788	(2)	250,786	16.06	15,612
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	1,149	(1)	1,148	20.89	55
Fidelity VIP Disciplined Small Cap (Pinnacle V )	1,327,309	(1)	1,327,308	16.01	82,893
Fidelity VIP Equity-Income (AnnuiChoice II )	401,821	3	401,824	15.58	25,794
Fidelity VIP Equity-Income (AdvantEdge )	650,945	—	650,945	14.69	44,317
Fidelity VIP Equity-Income (AnnuiChoice )	963,099	(2)	963,097	19.51	49,360
Fidelity VIP Equity-Income (GrandMaster flex3 )	147,421	(4)	147,417	18.91	7,798
Fidelity VIP Equity-Income (IQ Advisor Standard )	12,802	(2)	12,800	20.46	626
Fidelity VIP Equity-Income (IQ3 )	438,684	(5)	438,679	18.20	24,102
Fidelity VIP Equity-Income (Pinnacle IV )	882,604	11	882,615	18.70	47,200
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	46,561	(3)	46,558	18.64	2,498
Fidelity VIP Equity-Income (Pinnacle Plus )	218,461	(1)	218,460	20.47	10,675
Fidelity VIP Equity-Income (Pinnacle V )	1,342,882	—	1,342,882	12.50	107,409
Fidelity VIP Freedom 2010 (Advantedge )	110,461	1	110,462	12.95	8,530
Fidelity VIP Freedom 2010 (AnnuiChoice II )	129,345	—	129,345	13.23	9,779
Fidelity VIP Freedom 2010 (GrandMaster )	19,020	1	19,021	12.97	1,466
Fidelity VIP Freedom 2010 (IQ Annuity )	56,823	2	56,825	12.84	4,424
Fidelity VIP Freedom 2010 (Pinnacle )	15,396	(1)	15,395	12.97	1,187
Fidelity VIP Freedom 2010 (Pinnacle IV )	62,065	1	62,066	12.84	4,833

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E )	$14,420	$—	$14,420	$13.16	1,095
Fidelity VIP Freedom 2010 (Pinnacle Plus )	4,136	(5)	4,131	12.57	329
Fidelity VIP Freedom 2010 (Pinnacle V )	414,059	3	414,062	12.62	32,798
Fidelity VIP Freedom 2015 (AdvantEdge )	79,057	—	79,057	13.01	6,074
Fidelity VIP Freedom 2015 (AnnuiChoice II )	151,981	1	151,982	13.21	11,503
Fidelity VIP Freedom 2015 (GrandMaster )	9,147	—	9,147	12.96	706
Fidelity VIP Freedom 2015 (IQ Annuity )	41,764	—	41,764	12.83	3,256
Fidelity VIP Freedom 2015 (Pinnacle IV )	1,765	(2)	1,763	12.83	138
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	17,793	1	17,794	13.39	1,329
Fidelity VIP Freedom 2015 (Pinnacle Plus )	12,468	—	12,468	12.55	993
Fidelity VIP Freedom 2015 (Pinnacle V )	1,314,697	4	1,314,701	12.59	104,398
Fidelity VIP Freedom 2020 (AdvantEdge )	108,100	(2)	108,098	12.94	8,354
Fidelity VIP Freedom 2020 (AnnuiChoice II )	634,932	(6)	634,926	13.00	48,828
Fidelity VIP Freedom 2020 (GrandMaster flex3 )	16,483	(1)	16,482	12.50	1,318
Fidelity VIP Freedom 2020 (GrandMaster )	4,915	—	4,915	12.75	385
Fidelity VIP Freedom 2020 (IQ Annuity )	666,414	—	666,414	12.63	52,781
Fidelity VIP Freedom 2020 (Pinnacle IV )	59,687	—	59,687	12.63	4,727
Fidelity VIP Freedom 2020 (Pinnacle )	26,672	(3)	26,669	12.75	2,092
Fidelity VIP Freedom 2020 (Pinnacle Plus )	10,840	1	10,841	12.36	877
Fidelity VIP Freedom 2020 (Pinnacle V )	3,284,725	(4)	3,284,721	12.37	265,576
Fidelity VIP Freedom 2025 (Advantedge)	183,541	4	183,545	13.50	13,600
Fidelity VIP Freedom 2025 (AnnuiChoice II )	526,378	(3)	526,375	13.51	38,949
Fidelity VIP Freedom 2025 (IQ Annuity )	129,849	2	129,851	13.12	9,895
Fidelity VIP Freedom 2025 (Pinnacle )	4,773	—	4,773	13.25	360
Fidelity VIP Freedom 2025 (Pinnacle IV )	29,905	1	29,906	13.12	2,279
Fidelity VIP Freedom 2025 (Pinnacle Plus )	4,323	1	4,324	12.84	337
Fidelity VIP Freedom 2025 (Pinnacle V )	3,114,135	1	3,114,136	12.85	242,431
Fidelity VIP Freedom 2030 (AnnuiChoice II )	17,905	3	17,908	13.12	1,365
Fidelity VIP Freedom 2030 (Grandmaster )	2,418	—	2,418	12.87	188
Fidelity VIP Freedom 2030 (IQ Annuity )	140,553	(1)	140,552	12.74	11,033
Fidelity VIP Freedom 2030 (Pinnacle )	2,256	2	2,258	12.87	175
Fidelity VIP Freedom 2030 (Pinnacle IV )	22,032	(1)	22,031	12.74	1,729
Fidelity VIP Freedom 2030 (Pinnacle V )	325,932	(1)	325,931	12.45	26,186
Fidelity VIP Growth (AnnuiChoice II )	217,270	—	217,270	18.44	11,781
Fidelity VIP Growth (GrandMaster )	593,622	3	593,625	16.06	36,958
Fidelity VIP Growth (AdvantEdge )	100,964	—	100,964	14.89	6,781
Fidelity VIP Growth (AnnuiChoice )	363,747	2	363,749	14.34	25,371
Fidelity VIP Growth (GrandMaster flex3 )	94,630	—	94,630	18.06	5,241
Fidelity VIP Growth (IQ3 )	319,336	—	319,336	14.34	22,269
Fidelity VIP Growth (Pinnacle )	268,060	(3)	268,057	16.06	16,689
Fidelity VIP Growth (Pinnacle IV )	601,146	1	601,147	15.91	37,786
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	28,337	1	28,338	18.76	1,510
Fidelity VIP Growth (Pinnacle Plus )	45,528	—	45,528	20.15	2,259
Fidelity VIP Growth (Pinnacle V )	2,765,374	(2)	2,765,372	15.57	177,597
Fidelity VIP High Income (AdvantEdge )	1,060,002	(2)	1,060,000	15.10	70,217
Fidelity VIP High Income (AnnuiChoice II )	745,870	(3)	745,867	16.20	46,045
Fidelity VIP High Income (AnnuiChoice )	335,489	—	335,489	19.57	17,142
Fidelity VIP High Income (GrandMaster flex3 )	7,917,136	(1)	7,917,135	20.16	392,652
Fidelity VIP High Income (IQ Advisor Standard )	3,507	—	3,507	19.54	179
Fidelity VIP High Income (IQ3 )	1,183,524	1	1,183,525	20.40	58,027
Fidelity VIP High Income (Pinnacle )	3,939,521	2	3,939,523	17.97	219,250
Fidelity VIP High Income (Pinnacle IV )	293,390	—	293,390	20.45	14,350
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	15,573	1	15,574	12.97	1,201
Fidelity VIP High Income (Pinnacle Plus )	19,739	(4)	19,735	18.47	1,068
Fidelity VIP High Income (Pinnacle V )	1,172,668	(4)	1,172,664	14.29	82,076
Fidelity VIP II Index 500 (Pinnacle )	949,191	3	949,194	15.74	60,303
Fidelity VIP II Index 500 (Pinnacle IV )	4,799,198	2	4,799,200	15.59	307,902
Fidelity VIP II Index 500 (Pinnacle V )	18,857,022	12	18,857,034	15.14	1,245,665
Fidelity VIP Index 500 (AdvantEdge )	1,268,143	(1)	1,268,142	16.97	74,737
Fidelity VIP Index 500 (AnnuiChoice II )	3,917,367	6	3,917,373	16.05	244,040
Fidelity VIP Index 500 (AnnuiChoice )	996,388	(1)	996,387	18.17	54,837
Fidelity VIP Index 500 (Grandmaster flex3 )	497,905	(1)	497,904	15.43	32,260
Fidelity VIP Index 500 (Grandmaster )	2,277,139	3	2,277,142	15.74	144,668
Fidelity VIP Index 500 (IQ Advisor Standard )	160,954	2	160,956	16.94	9,503
Fidelity VIP Index 500 (IQ3 )	1,265,387	(3)	1,265,384	18.50	68,400
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	212,825	—	212,825	19.70	10,805
Fidelity VIP Index 500 (Pinnacle Plus )	303,133	—	303,133	22.47	13,488
Fidelity VIP Investment Grade Bond (AdvantEdge )	1,742,191	(5)	1,742,186	12.59	138,416
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	3,817,926	4	3,817,930	13.67	279,255
Fidelity VIP Investment Grade Bond (AnnuiChoice )	1,471,004	(3)	1,471,001	17.64	83,410
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	497,935	—	497,935	13.71	36,311

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster )	$841,537	$1	$841,538	$13.03	64,580
Fidelity VIP Investment Grade Bond (IQ Advisor Standard )	59,100	—	59,100	15.26	3,872
Fidelity VIP Investment Grade Bond (IQ3 )	1,049,492	(1)	1,049,491	16.10	65,185
Fidelity VIP Investment Grade Bond (Pinnacle )	1,360,676	(2)	1,360,674	14.07	96,709
Fidelity VIP Investment Grade Bond (Pinnacle IV )	408,503	(2)	408,501	13.89	29,409
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	8,483	—	8,483	14.24	596
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	71,250	(1)	71,249	11.12	6,407
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	119,262	(3)	119,259	13.44	8,875
Fidelity VIP Investment Grade Bond (Pinnacle V )	18,134,569	(1)	18,134,568	12.82	1,414,441
Fidelity VIP Mid Cap (AdvantEdge )	261,162	(1)	261,161	16.40	15,929
Fidelity VIP Mid Cap (AnnuiChoice II )	749,298	1	749,299	18.95	39,544
Fidelity VIP Mid Cap (AnnuiChoice )	835,833	(4)	835,829	36.61	22,831
Fidelity VIP Mid Cap (GrandMaster flex3 )	309,224	(1)	309,223	31.51	9,813
Fidelity VIP Mid Cap (Grandmaster )	374,354	5	374,359	27.98	13,380
Fidelity VIP Mid Cap (IQ Advisor Standard )	163,917	(3)	163,914	30.78	5,325
Fidelity VIP Mid Cap (IQ Annuity )	1,906,953	1	1,906,954	34.82	54,772
Fidelity VIP Mid Cap (Pinnacle )	493,446	(1)	493,445	16.34	30,190
Fidelity VIP Mid Cap (Pinnacle IV )	1,780,855	(3)	1,780,852	34.29	51,940
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	240,428	—	240,428	15.69	15,326
Fidelity VIP Mid Cap (Pinnacle Plus )	118,083	(1)	118,082	32.86	3,594
Fidelity VIP Mid Cap (Pinnacle V )	1,951,706	1	1,951,707	15.90	122,745
Fidelity VIP Overseas (AdvantEdge )	362,583	1	362,584	8.81	41,175
Fidelity VIP Overseas (AnnuiChoice II )	230,737	1	230,738	10.56	21,851
Fidelity VIP Overseas (AnnuiChoice )	314,263	3	314,266	12.99	24,199
Fidelity VIP Overseas (GrandMaster flex3 )	131,625	1	131,626	13.92	9,457
Fidelity VIP Overseas (GrandMaster )	327,373	—	327,373	8.68	37,723
Fidelity VIP Overseas (IQ Advisor Standard )	3,177	(1)	3,176	15.46	205
Fidelity VIP Overseas (IQ3 )	213,562	(2)	213,560	12.65	16,887
Fidelity VIP Overseas (Pinnacle )	296,886	2	296,888	14.28	20,788
Fidelity VIP Overseas (Pinnacle IV )	282,476	2	282,478	14.10	20,035
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	97,004	9	97,013	11.25	8,621
Fidelity VIP Overseas (Pinnacle Plus )	66,935	(2)	66,933	16.97	3,944
Fidelity VIP Overseas (Pinnacle V )	882,415	(1)	882,414	8.37	105,464
Fidelity VIP Target Volatility (AdvantEdge )	238,465	(1)	238,464	10.75	22,190
Fidelity VIP Target Volatility (AnnuiChoice II )	627,725	1	627,726	10.90	57,605
Fidelity VIP Target Volatility (GrandMaster )	61,792	—	61,792	10.83	5,706
Fidelity VIP Target Volatility (Pinnacle IV )	18,666	—	18,666	10.80	1,729
Fidelity VIP Target Volatility (Pinnacle V )	1,811,722	(2)	1,811,720	10.76	168,327
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	184,750	(1)	184,749	15.23	12,131
Columbia VIT Mid Cap Value (AnnuiChoice II )	101,829	2	101,831	15.63	6,516
Columbia VIT Mid Cap Value (Annuichoice )	220,313	(2)	220,311	15.76	13,976
Columbia VIT Mid Cap Value (Grandmaster flex3 )	108,000	(4)	107,996	15.27	7,071
Columbia VIT Mid Cap Value (Grandmaster )	124,947	1	124,948	15.45	8,087
Columbia VIT Mid Cap Value (Pinnacle )	108,270	—	108,270	15.45	7,008
Columbia VIT Mid Cap Value (Pinnacle IV )	202,804	1	202,805	15.36	13,202
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	20,397	—	20,397	15.63	1,305
Columbia VIT Mid Cap Value (Pinnacle Plus )	88,940	—	88,940	15.17	5,864
Columbia VIT Mid Cap Value (Pinnacle V )	710,158	(1)	710,157	15.27	46,497
Franklin Growth and Income VIP Fund (Pinnacle )	1,914,596	(2)	1,914,594	22.58	84,792
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	7,914	(2)	7,912	22.86	346
Franklin Income VIP Fund (Pinnacle )	5,208,958	(2)	5,208,956	24.28	214,505
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	249,078	1	249,079	24.58	10,131
JP Morgan IT Mid Cap Value (AnnuiChoice )	94,137	1	94,138	31.69	2,971
JP Morgan IT Mid Cap Value (Grandmaster )	42,069	1	42,070	30.84	1,364
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	116,307	—	116,307	30.36	3,831
JP Morgan IT Mid Cap Value (IQ3 )	68,087	(2)	68,085	30.60	2,225
JP Morgan IT Mid Cap Value (Pinnacle )	89,200	—	89,200	30.84	2,892
JP Morgan IT Mid Cap Value (Pinnacle IV )	276,596	3	276,599	30.60	9,039
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	41,080	(2)	41,078	21.05	1,952
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	35,992	1	35,993	26.07	1,380
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	1,590	2	1,592	15.79	101
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	35,639	(2)	35,637	23.98	1,486
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	79,378	(1)	79,377	24.45	3,246
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	335,354	—	335,354	25.98	12,906
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	21,376	—	21,376	26.31	813
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	53,833	3	53,836	27.29	1,973
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	212,700	(3)	212,697	36.67	5,801
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	13,796	(5)	13,791	15.40	896
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	127,084	(1)	127,083	34.21	3,715
Morgan Stanley UIF U.S. Real Estate (IQ3 )	421,462	(1)	421,461	33.77	12,479

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	$1,042,472	$(5)	$1,042,467	$44.78	23,282
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	447,858	3	447,861	37.60	11,910
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	366,860	1	366,861	10.68	34,335
American Funds Managed Risk Asset Allocation (AnnuiChoice )	13,817	(1)	13,816	10.88	1,269
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	365,806	2	365,808	10.83	33,764
American Funds Managed Risk Asset Allocation (GrandMaster )	31,633	1	31,634	10.77	2,938
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	32,295	—	32,295	10.70	3,018
American Funds Managed Risk Asset Allocation (Pinnacle IV )	137,163	—	137,163	10.73	12,778
American Funds Managed Risk Asset Allocation (Pinnacle V )	3,031,822	—	3,031,822	10.70	283,317
Columbia VIT Small Cap Value (AdvantEdge )	172,437	2	172,439	25.32	6,809
Columbia VIT Small Cap Value (AnnuiChoice II )	649,407	(1)	649,406	26.23	24,762
Columbia VIT Small Cap Value (AnnuiChoice )	147,126	—	147,126	26.53	5,545
Columbia VIT Small Cap Value (Grandmaster flex3 )	46,896	2	46,898	25.42	1,845
Columbia VIT Small Cap Value (Grandmaster )	36,064	(2)	36,062	25.82	1,397
Columbia VIT Small Cap Value (Pinnacle Plus )	67,539	1	67,540	25.19	2,682
Columbia VIT Small Cap Value (Pinnacle )	74,541	—	74,541	25.82	2,887
Columbia VIT Small Cap Value (Pinnacle IV )	34,455	1	34,456	25.62	1,345
Columbia VIT Small Cap Value (Pinnacle V )	2,096,121	—	2,096,121	25.42	82,450
Franklin Growth and Income VIP Fund (AdvantEdge )	160,044	(4)	160,040	15.63	10,241
Franklin Growth and Income VIP Fund (AnnuiChoice )	927,805	2	927,807	22.92	40,476
Franklin Growth and Income VIP Fund (AnnuiChoice II )	266,702	(1)	266,701	16.03	16,643
Franklin Growth and Income VIP Fund (Grandmaster )	504,473	2	504,475	21.81	23,125
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	369,208	1	369,209	21.20	17,412
Franklin Growth and Income VIP Fund (IQ Annuity )	1,452,144	—	1,452,144	21.51	67,519
Franklin Growth and Income VIP Fund (Pinnacle )	775,582	(1)	775,581	13.69	56,659
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	43	1	44	13.86	3
Franklin Growth and Income VIP Fund (Pinnacle IV )	1,059,813	14	1,059,827	21.51	49,275
Franklin Growth and Income VIP Fund (Pinnacle Plus )	150,152	(3)	150,149	20.21	7,429
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	212,244	2	212,246	17.95	11,825
Franklin Growth and Income VIP Fund (Pinnacle V )	1,700,780	—	1,700,780	13.12	129,605
Franklin Income VIP Fund (AdvantEdge )	334,778	—	334,778	14.12	23,710
Franklin Income VIP Fund (AnnuiChoice )	1,158,158	(1)	1,158,157	24.63	47,013
Franklin Income VIP Fund (AnnuiChoice II )	7,927,774	(2)	7,927,772	15.40	514,718
Franklin Income VIP Fund (Grandmaster )	918,225	(2)	918,223	23.44	39,166
Franklin Income VIP Fund (GrandMaster flex3 )	2,078,719	(1)	2,078,718	22.79	91,216
Franklin Income VIP Fund (IQ Advisor Standard )	3,606	4	3,610	20.26	178
Franklin Income VIP Fund (IQ Annuity )	1,199,196	(2)	1,199,194	23.11	51,882
Franklin Income VIP Fund (Pinnacle IV )	2,184,245	2	2,184,247	23.11	94,496
Franklin Income VIP Fund (Pinnacle Plus )	331,670	1	331,671	19.98	16,604
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	465,738	(1)	465,737	13.97	33,333
Franklin Income VIP Fund (Pinnacle V )	5,179,187	(3)	5,179,184	13.01	398,204
Franklin Large Cap Growth VIP Fund (AdvantEdge )	672,450	(1)	672,449	14.69	45,771
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	70,747	(1)	70,746	21.20	3,338
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	306,441	(2)	306,439	16.11	19,021
Franklin Large Cap Growth VIP Fund (Grandmaster )	42,660	(1)	42,659	20.17	2,115
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	108,130	(4)	108,126	19.61	5,515
Franklin Large Cap Growth VIP Fund (IQ Annuity )	183,672	2	183,674	19.89	9,236
Franklin Large Cap Growth VIP Fund (Pinnacle )	77,933	2	77,935	20.17	3,864
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	277,510	—	277,510	19.89	13,954
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	178,209	1	178,210	17.69	10,072
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	158,828	—	158,828	16.34	9,718
Franklin Large Cap Growth VIP Fund (Pinnacle V )	1,747,266	(3)	1,747,263	13.10	133,373
Franklin Mutual Shares VIP Fund (AdvantEdge )	1,491,103	1	1,491,104	14.03	106,249
Franklin Mutual Shares VIP Fund (AnnuiChoice )	440,999	(3)	440,996	24.59	17,936
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	2,890,718	2	2,890,720	15.04	192,210
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	893,244	—	893,244	22.74	39,273
Franklin Mutual Shares VIP Fund (IQ Annuity )	496,597	1	496,598	23.07	21,527
Franklin Mutual Shares VIP Fund (Pinnacle )	613,251	(2)	613,249	23.40	26,209
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )	8,056	1	8,057	23.69	340
Franklin Mutual Shares VIP Fund (Pinnacle IV )	1,120,820	(5)	1,120,815	23.07	48,584
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	222,812	(3)	222,809	20.64	10,794
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	316,349	—	316,349	16.56	19,104
Franklin Mutual Shares VIP Fund (Pinnacle V )	10,929,510	(66)	10,929,444	12.36	884,017
Franklin Mutual Shares VIP Fund(Grandmaster )	500,205	(2)	500,203	23.40	21,377
Franklin Small Cap Value VIP Fund (AdvantEdge )	176,395	—	176,395	18.88	9,342
Franklin Small Cap Value VIP Fund (Annuichoice )	63,569	—	63,569	16.98	3,743
Franklin Small Cap Value VIP Fund (Annuichoice II )	270,586	(1)	270,585	16.74	16,168
Franklin Small Cap Value VIP Fund (Grandmaster )	93,072	—	93,072	16.41	5,671
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	54,727	—	54,727	16.09	3,401
Franklin Small Cap Value VIP Fund (IQ Annuuity )	34,662	—	34,662	16.25	2,133

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	$32,450	$1	$32,451	$15.90	2,041
Franklin Small Cap Value VIP Fund (Pinnacle )	63,904	2	63,906	16.41	3,894
Franklin Small Cap Value VIP Fund (Pinnacle IV )	30,195	(3)	30,192	16.25	1,858
Franklin Small Cap Value VIP Fund (Pinnacle V )	1,126,540	1	1,126,541	16.05	70,181
Invesco VI American Franchise (AdvantEdge )	3,495	1	3,496	16.72	209
Invesco VI American Franchise (AnnuiChoice )	6,445	(2)	6,443	24.98	258
Invesco VI American Franchise (AnnuiChoice II )	87,773	1	87,774	19.37	4,532
Invesco VI American Franchise (Grandmaster )	2,794	(2)	2,792	23.77	118
Invesco VI American Franchise (GrandMaster flex3 )	6,132	(2)	6,130	23.11	265
Invesco VI American Franchise (IQ Advisor Standard )	3,473	(1)	3,472	21.49	162
Invesco VI American Franchise (IQ Annuity )	268,726	1	268,727	23.44	11,465
Invesco VI American Franchise (Pinnacle )	65,638	(1)	65,637	23.77	2,761
Invesco VI American Franchise (Pinnacle IV )	106,981	6	106,987	23.44	4,564
Invesco VI American Franchise (Pinnacle Plus )	18,617	1	18,618	20.23	920
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	13,313	—	13,313	17.06	780
Invesco VI American Franchise (Pinnacle V )	990,765	—	990,765	16.11	61,486
Invesco VI American Value (AdvantEdge )	117,083	4	117,087	16.46	7,112
Invesco VI American Value (AnnuiChoice )	17,236	—	17,236	17.34	994
Invesco VI American Value (AnnuiChoice II )	675,122	(4)	675,118	17.11	39,450
Invesco VI American Value (Grandmaster )	55,001	2	55,003	16.82	3,271
Invesco VI American Value (Grandmaster flex3 )	1,851	—	1,851	16.52	112
Invesco VI American Value (IQ Annuity )	64,593	(3)	64,590	16.67	3,875
Invesco VI American Value (Pinnacle )	45,423	2	45,425	16.82	2,701
Invesco VI American Value (Pinnacle IV )	67,556	—	67,556	16.67	4,053
Invesco VI American Value (Pinnacle Plus Reduced M&E )	8,494	(2)	8,492	18.20	467
Invesco VI American Value (Pinnacle V )	3,618,072	13	3,618,085	16.52	218,983
Invesco VI Comstock (AdvantEdge )	310,037	(3)	310,034	16.41	18,893
Invesco VI Comstock (AnnuiChoice )	297,090	2	297,092	26.97	11,017
Invesco VI Comstock (AnnuiChoice II )	1,352,252	(3)	1,352,249	16.97	79,692
Invesco VI Comstock (Grandmaster )	207,214	—	207,214	25.66	8,074
Invesco VI Comstock (GrandMaster flex3 )	70,748	(2)	70,746	24.95	2,836
Invesco VI Comstock (IQ Advisor Standard )	3,839	1	3,840	22.75	169
Invesco VI Comstock (IQ Annuity )	340,523	1	340,524	25.30	13,459
Invesco VI Comstock (Pinnacle )	129,026	2	129,028	25.66	5,028
Invesco VI Comstock (Pinnacle IV )	239,873	(2)	239,871	25.30	9,480
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	40,468	—	40,468	18.76	2,157
Invesco VI Comstock (Pinnacle V )	7,352,466	9	7,352,475	14.00	525,291
Invesco VI International Growth Class II (Advantedge)	342,821	—	342,821	10.27	33,380
Invesco VI International Growth Class II (IQ Advisor Enhanced )	500,824	5	500,829	10.54	47,518
Invesco VI International Growth Class II (Pinnacle )	48,622	1	48,623	10.36	4,693
Invesco VI International Growth Class II (Pinnacle Plus )	75,331	3	75,334	10.42	7,230
Invesco VI International Growth Class II (Pinnacle V )	2,122,507	(4)	2,122,503	10.30	206,069
Invesco VI International Growth II (Annuichoice)	150,084	5	150,089	10.63	14,118
Invesco VI International Growth II (Grandmaster )	16,711	—	16,711	10.42	1,604
Invesco VI International Growth II (Grandmaster flex3 )	4,918	(1)	4,917	10.30	477
Invesco VI Mid Cap Growth II (Annuichoice II )*	921	1	922	10.35	89
Invesco VI Mid Cap Growth II (Pinnacle IV )*	7,348	—	7,348	10.33	712
Invesco VI Mid Cap Growth II (Pinnacle V )*	86,093	1	86,094	10.32	8,342
Templeton Foreign VIP Fund (IQ Annuity )	231,898	3	231,901	19.48	11,902
Templeton Foreign VIP Fund (Pinnacle )	450,589	2	450,591	19.76	22,800
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E )	3,534	(1)	3,533	20.01	177
Templeton Foreign VIP Fund (Pinnacle IV )	514,516	(1)	514,515	19.48	26,406
Templeton Foreign VIP Fund (Pinnacle V )	4,414,890	(2)	4,414,888	9.34	472,714
Templeton Foreign VIP Fund (AnnuiChoice )	297,765	(4)	297,761	20.77	14,339
Templeton Foreign VIP Fund (AnnuiChoice II )	1,079,020	4	1,079,024	11.56	93,367
Templeton Foriegn VIP Fund (AdvantEdge )	543,113	1	543,114	9.82	55,301
Templeton Foriegn VIP Fund (Grandmaster )	272,268	—	272,268	19.76	13,777
Templeton Foriegn VIP Fund (GrandMaster flex3 )	232,555	2	232,557	19.21	12,106
Templeton Foriegn VIP Fund (IQ Advisor Standard )	59,186	(3)	59,183	16.97	3,487
Templeton Foriegn VIP Fund (Pinnacle Plus )	107,517	(2)	107,515	17.73	6,066
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E )	143,619	—	143,619	11.05	12,994
Templeton Global Bond VIP Fund (Pinnacle )	22,976	—	22,976	9.38	2,449
Templeton Global Bond VIP Fund (Grandmaster )	382,522	(1)	382,521	9.38	40,777
Templeton Global Bond VIP Fund (GrandMaster flex3 )	68,890	(2)	68,888	9.31	7,399
Templeton Global Bond VIP Fund (Pinnacle V )	895,176	(2)	895,174	9.35	95,781
Templeton Global Bond VIP Fund (Advantedge )	13,217	—	13,217	9.29	1,422
Templeton Global Bond VIP Fund (Pinnacle IV )	3,333,421	2	3,333,423	9.31	357,999
Templeton Global Bond VIP Fund (Annuichoice )	113,365	(2)	113,363	9.50	11,929
Templeton Global Bond VIP Fund (AnnuiChoice II )	80,993	1	80,994	9.45	8,570
Templeton Growth VIP Fund (AdvantEdge )	109,556	(1)	109,555	11.48	9,542
Templeton Growth VIP Fund (AnnuiChoice )	252,190	1	252,191	20.57	12,261

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AnnuiChoice II )	$122,895	$3	$122,898	$11.98	10,263
Templeton Growth VIP Fund (Grandmaster )	245,695	2	245,697	19.58	12,551
Templeton Growth VIP Fund (GrandMaster flex3 )	364,376	(3)	364,373	19.03	19,150
Templeton Growth VIP Fund (IQ Annuity )	325,428	(1)	325,427	19.30	16,862
Templeton Growth VIP Fund (Pinnacle )	616,131	2	616,133	19.58	31,475
Templeton Growth VIP Fund (Pinnacle IV )	444,406	(3)	444,403	19.30	23,026
Templeton Growth VIP Fund (Pinnacle Plus )	76,627	(2)	76,625	17.40	4,403
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	184,499	1	184,500	14.09	13,095
Templeton Growth VIP Fund (Pinnacle V )	861,775	4	861,779	9.87	87,305
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	310,684	(3)	310,681	13.63	22,788
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	81,427	1	81,428	14.62	5,569
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	93,427	(3)	93,424	14.41	6,484
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3 )	148,069	2	148,071	13.85	10,688
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	63,210	—	63,210	23.82	2,653
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	159,652	(3)	159,649	23.49	6,798
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	152,568	(1)	152,567	13.99	10,905
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	44,331	(2)	44,329	20.07	2,209
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	15,391	2	15,393	11.55	1,333
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	674,642	1	674,643	13.78	48,969
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	328,463	—	328,463	7.30	44,976
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	224,707	1	224,708	30.96	7,259
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	208,629	(1)	208,628	11.56	18,045
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	144,180	(1)	144,179	29.46	4,894
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	344,617	(1)	344,616	28.64	12,034
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard )	78,323	(1)	78,322	22.11	3,542
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	229,008	(2)	229,006	29.04	7,885
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	340,443	(2)	340,441	29.46	11,556
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	400,838	(2)	400,836	29.05	13,800
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	47,024	1	47,025	24.73	1,902
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	51,405	9	51,414	8.44	6,094
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	1,324,521	—	1,324,521	8.32	159,232
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	105,086	1	105,087	30.15	3,485
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	88,546	1	88,547	16.87	5,248
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	324,029	2	324,031	15.73	20,596
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	186,369	(2)	186,367	12.70	14,671
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	400,603	1	400,604	12.52	32,001
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	194,381	(4)	194,377	36.07	5,389
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	110,886	(2)	110,884	12.04	9,213
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	203,263	(2)	203,261	35.56	5,715
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	404,342	(1)	404,341	12.16	33,265
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	3,072,193	1	3,072,194	12.87	238,780
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	115,466	(3)	115,463	13.61	8,484
BlackRock Capital Appreciation VI (AnnuiChoice II)	698,963	—	698,963	13.97	50,047
BlackRock Capital Appreciation VI (Annuichoice )	46,620	(2)	46,618	14.09	3,309
BlackRock Capital Appreciation VI (Grandmaster flex3 )	31,019	2	31,021	13.65	2,273
BlackRock Capital Appreciation VI Class III (Grandmaster )	31,324	1	31,325	13.81	2,269
BlackRock Capital Appreciation VI Class III (Pinnacle )	38,690	1	38,691	13.81	2,802
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	95,463	—	95,463	13.73	6,954
BlackRock Capital Appreciation VI Class III (Pinnacle V )	4,048,436	(3)	4,048,433	13.65	296,620
BlackRock Global Allocation VI (Advantedge )	33,182	(2)	33,180	10.85	3,059
BlackRock Global Allocation VI (AnnuiChoice II)	901,340	2	901,342	11.13	80,962
BlackRock Global Allocation VI (Annuichoice )	147,398	(1)	147,397	11.23	13,126
BlackRock Global Allocation VI (Grandmaster flex3 )	117,327	2	117,329	10.88	10,784
BlackRock Global Allocation VI (Grandmaster )	77,651	—	77,651	11.01	7,056
BlackRock Global Allocation VI Class III (Pinnacle )	13,319	2	13,321	11.01	1,210
BlackRock Global Allocation VI Class III (Pinnacle IV )	342,249	(3)	342,246	10.94	31,277
BlackRock Global Allocation VI Class III (Pinnacle V )	395,391	2	395,393	10.88	36,342
BlackRock High Yield VI Class III (Annuichoice )*	6,837	—	6,837	10.65	642
BlackRock High Yield VI Class III (AnnuiChoice II)*	50	—	50	10.64	5
BlackRock High Yield VI Class III (Pinnacle V )*	26,011	—	26,011	10.61	2,451
BlackRock Total Return VI Class III (AnnuiChoice II)*	64,187	(1)	64,186	9.87	6,502
BlackRock Total Return VI Class III (Pinnacle )*	35,232	—	35,232	9.86	3,574
BlackRock Total Return VI Class III (Pinnacle V )*	211,387	1	211,388	9.84	21,472
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	413,881	(304)	413,577	10.35	39,997
TOPS Managed Risk Moderate Growth ETF (Pinnacle V )	16,399	(3)	16,396	10.23	1,603
TOPS Managed Risk Moderate Growth ETF (Advantedge )	296,616	(127)	296,489	10.18	29,149
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	2,847,871	(3,003)	2,844,868	10.19	279,342
TOPS Managed Risk Moderate Growth ETF (Grandmaster )	8,348	1	8,349	10.27	813
Non-Affiliated Class 4:
American Funds Bond (Pinnacle V )*	580,358	(1)	580,357	9.82	59,091

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 4 (continued):
American Funds Capital Income Builder (Pinnacle )	$6,833	$—	$6,833	$9.55	716
American Funds Capital Income Builder (Pinnacle IV )	15,695	—	15,695	9.53	1,647
American Funds Capital Income Builder (Pinnacle V )	311,453	(1)	311,452	9.51	32,741
American Funds Capital Income Builder (AnnuiChoice )	6,773	—	6,773	9.60	705
American Funds Capital Income Builder (AnnuiChoice II )	66,881	(1)	66,880	9.58	6,983
American Funds Global Growth (AdvantEdge )	50,286	2	50,288	10.90	4,612
American Funds Global Growth (AnnuiChoice )	354,018	—	354,018	11.11	31,874
American Funds Global Growth (AnnuiChoice II )	142,066	(1)	142,065	11.06	12,850
American Funds Global Growth (GrandMaster )	923,039	—	923,039	10.99	84,009
American Funds Global Growth (GrandMaster flex3 )	35,079	1	35,080	10.92	3,212
American Funds Global Growth (Pinnacle )	12,334	(1)	12,333	10.99	1,123
American Funds Global Growth (Pinnacle IV )	2,240,387	—	2,240,387	10.95	204,535
American Funds Global Growth (Pinnacle V )	6,254,017	1	6,254,018	10.92	572,729
American Funds Growth (AdvantEdge )	224,687	—	224,687	12.52	17,945
American Funds Growth (AnnuiChoice )	29,216	(1)	29,215	12.76	2,290
American Funds Growth (AnnuiChoice II )	115,131	(1)	115,130	12.70	9,068
American Funds Growth (GrandMaster )	25,228	3	25,231	12.62	1,999
American Funds Growth (GrandMaster flex3 )	11,809	—	11,809	12.54	942
American Funds Growth (Pinnacle )	31,139	—	31,139	12.62	2,468
American Funds Growth (Pinnacle IV )	101,220	(1)	101,219	12.58	8,047
American Funds Growth (Pinnacle V )	1,858,119	(2)	1,858,117	12.54	148,171
American Funds Growth-Income (AdvantEdge )	120,920	2	120,922	12.36	9,784
American Funds Growth-Income (AnnuiChoice )	665,204	2	665,206	12.59	52,837
American Funds Growth-Income (AnnuiChoice II )	247,145	(1)	247,144	12.53	19,722
American Funds Growth-Income (GrandMaster )	1,241,927	—	1,241,927	12.45	99,717
American Funds Growth-Income (GrandMaster flex3 )	601,569	—	601,569	12.38	48,601
American Funds Growth-Income (Pinnacle )	149,186	—	149,186	12.45	11,978
American Funds Growth-Income (Pinnacle IV )	3,270,716	3	3,270,719	12.42	263,425
American Funds Growth-Income (Pinnacle V )	9,521,123	(2)	9,521,121	12.38	769,216
American Funds New World (AdvantEdge )	21,032	—	21,032	9.16	2,296
American Funds New World (AnnuiChoice )	5,209	—	5,209	9.33	558
American Funds New World (AnnuiChoice II )	58,509	(1)	58,508	9.29	6,299
American Funds New World (GrandMaster )	3,913	(2)	3,911	9.23	424
American Funds New World (GrandMaster flex3 )	29,268	—	29,268	9.17	3,190
American Funds New World (Pinnacle IV )	37,941	—	37,941	9.20	4,123
American Funds New World (Pinnacle V )	209,143	—	209,143	9.17	22,795
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	511,943	2	511,945	27.17	18,844
Deutsche Small Cap Index VIP (Pinnacle IV )	27,838	1	27,839	26.09	1,067
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	23,116	(1)	23,115	18.36	1,259
Deutsche Small Cap Index (AnnuiChoice II )	147,966	—	147,966	18.23	8,115
Deutsche Small Cap Index (AnnuiChoice )	81,668	—	81,668	26.25	3,111
Deutsche Small Cap Index (GrandMaster flex3 )	72,302	—	72,302	24.01	3,011
Deutsche Small Cap Index (Grandmaster )	124,353	(3)	124,350	22.49	5,528
Deutsche Small Cap Index (IQ3 )	88,974	1	88,975	24.36	3,653
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	9,687	—	9,687	19.07	508
Deutsche Small Cap Index (Pinnacle Plus )	38,204	(1)	38,203	24.96	1,531
Deutsche Small Cap Index VIP (Pinnacle IV )	264,103	(3)	264,100	24.36	10,842
Deutsche Small Cap Index VIP (Pinnacle V )	762,832	2	762,834	15.43	49,436
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	93,088	(1)	93,087	12.06	7,718
Pimco VIT All Asset (IQ Annuity )	323,380	(2)	323,378	12.12	26,691
Pimco VIT All Asset (Pinnacle )	165,072	(2)	165,070	12.22	13,505
Pimco VIT All Asset (AnnuiChoice II )	131,309	(2)	131,307	12.55	10,466
Pimco VIT All Asset (AnnuiChoice )	23,012	1	23,013	12.60	1,826
Pimco VIT All Asset (GrandMaster flex3 )	204,099	(1)	204,098	12.01	16,994
Pimco VIT All Asset (Grandmaster )	121,828	(1)	121,827	12.22	9,967
Pimco VIT All Asset (Pinnacle IV )	151,762	(3)	151,759	12.21	12,427
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	12,626	1	12,627	11.18	1,129
Pimco VIT All Asset (Pinnacle Plus )	10,477	—	10,477	11.88	882
Pimco VIT All Asset (Pinnacle V )	610,125	2	610,127	12.10	50,410
Pimco VIT Foreign Bond (AnnuiChoice )*	2,527	—	2,527	10.30	245
Pimco VIT Foreign Bond (Pinnacle V )*	9,887	(1)	9,886	10.26	964
Pimco VIT Commodity Real Return (Pinnacle )	19,677	2	19,679	4.33	4,544
Pimco VIT Commodity Real Return (Pinnacle IV )	48,473	(1)	48,472	4.32	11,212
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E )	1,742	(1)	1,741	4.38	397
Pimco VIT Commodity Real Return (Pinnacle V )	1,510,859	3	1,510,862	4.28	352,623
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	308,177	1	308,178	4.27	72,177
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	287,533	—	287,533	4.44	64,740
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	9,937	(4)	9,933	4.47	2,225

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster )	$31,249	$—	$31,249	$4.33	7,217
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	128,164	(2)	128,162	4.29	29,860
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	64,630	—	64,630	4.25	15,191
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	5,126	(1)	5,125	5.79	885
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	10,632	1	10,633	4.21	2,526
Pimco VIT Long Term Government (IQ Annuity )	10,824	1	10,825	9.96	1,086
Pimco VIT Long Term Government (Pinnacle )	24,982	(2)	24,980	9.96	2,508
Pimco VIT Long Term Government (Pinnacle V )	66,660	—	66,660	9.93	6,716
Pimco VIT Long Term Government (Pinnacle IV )	278,074	—	278,074	9.89	28,121
Pimco VIT Long Term Government (Annuichoice )	17,650	(1)	17,649	10.09	1,749
Pimco VIT Long Term Government (AnnuiChoice II )	45,085	—	45,085	10.04	4,492
Pimco VIT Low Duration (AnnuiChoice II )	1,141,224	(1)	1,141,223	11.46	99,585
Pimco VIT Low Duration (AnnuiChoice )	61,771	(1)	61,770	11.64	5,305
Pimco VIT Low Duration (GrandMaster flex3 )	412,609	(1)	412,608	11.10	37,187
Pimco VIT Low Duration (Grandmaster )	320,450	(1)	320,449	11.29	28,377
Pimco VIT Low Duration (IQ Annuity )	211,462	1	211,463	11.19	18,891
Pimco VIT Low Duration (Pinnacle )	122,107	(2)	122,105	11.29	10,813
Pimco VIT Low Duration (Pinnacle IV )	168,351	1	168,352	11.16	15,091
Pimco VIT Low Duration (AdvantEdge )	72,848	(3)	72,845	11.02	6,612
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	36,991	(1)	36,990	10.09	3,666
Pimco VIT Low Duration (Pinnacle Plus )	28,241	(4)	28,237	10.98	2,572
Pimco VIT Low Duration (Pinnacle V )	2,836,860	5	2,836,865	11.06	256,595
Pimco VIT Real Return (Pinnacle IV )	108,194	—	108,194	11.70	9,248
Pimco VIT Real Return (AdvantEdge )	26,473	(1)	26,472	11.55	2,291
Pimco VIT Real Return (AnnuiChoice II )	252,436	2	252,438	12.02	21,003
Pimco VIT Real Return (AnnuiChoice )	118,447	(3)	118,444	12.19	9,719
Pimco VIT Real Return (GrandMaster flex3 )	35,605	2	35,607	11.61	3,066
Pimco VIT Real Return (Grandmaster )	76,027	(3)	76,024	11.82	6,433
Pimco VIT Real Return (IQ Annuity )	120,335	(3)	120,332	11.72	10,272
Pimco VIT Real Return (Pinnacle )	18,359	(4)	18,355	11.82	1,553
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	28,692	(1)	28,691	10.35	2,771
Pimco VIT Real Return (Pinnacle Plus )	46,929	(4)	46,925	11.49	4,084
Pimco VIT Real Return (Pinnacle V )	386,704	(1)	386,703	11.60	33,351
Pimco VIT Total Return (Pinnacle V )	26,150,864	35	26,150,899	13.10	1,996,022
Pimco VIT Total Return (AdvantEdge )	4,891,505	5	4,891,510	13.06	374,652
Pimco VIT Total Return (AnnuiChoice II )	4,385,697	3	4,385,700	13.58	322,945
Pimco VIT Total Return (AnnuiChoice )	529,694	(1)	529,693	13.56	39,051
Pimco VIT Total Return (GrandMaster flex3 )	394,581	(3)	394,578	12.92	30,529
Pimco VIT Total Return (Grandmaster )	480,775	(2)	480,773	13.15	36,549
Pimco VIT Total Return (IQ Annuity )	822,540	2	822,542	13.04	63,083
Pimco VIT Total Return (Pinnacle )	854,578	1	854,579	13.15	64,966
Pimco VIT Total Return (Pinnacle IV )	552,262	(1)	552,261	13.22	41,775
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	69,647	(2)	69,645	10.88	6,400
Pimco VIT Total Return (Pinnacle Plus )	308,724	2	308,726	12.79	24,140
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle )	1,234	(1)	1,233	6.18	200
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV )	2,758	(1)	2,757	6.13	450
Guggenheim VT Global Managed Futures Strategies (Pinnacle V )	333,425	(1)	333,424	6.08	54,822
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	185,535	—	185,535	6.06	30,622
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	59,676	—	59,676	6.29	9,495
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )	20,073	(1)	20,072	6.08	3,300
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	6,744	—	6,744	6.13	1,100
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	7,685	1	7,686	6.02	1,276
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	53,904	(1)	53,903	8.63	6,243
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	134,074	1	134,075	8.98	14,929
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	12,488	3	12,491	8.97	1,391
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	4,349	(3)	4,346	8.55	509
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	13,361	4	13,365	8.70	1,535
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	25,314	—	25,314	8.63	2,934
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	331	—	331	8.70	38
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	45,711	—	45,711	8.74	5,229
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	7,028	(1)	7,027	10.79	651
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	17,767	1	17,768	8.46	2,100
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	152,718	—	152,718	8.66	17,627
Guggenheim VT Long Short Equity (AdvantEdge )	25,094	2	25,096	9.93	2,528
Guggenheim VT Long Short Equity (AnnuiChoice II )	66,056	1	66,057	10.33	6,397
Guggenheim VT Long Short Equity (AnnuiChoice )	69,708	(3)	69,705	10.17	6,855
Guggenheim VT Long Short Equity (GrandMaster flex3 )	8,858	1	8,859	9.69	914
Guggenheim VT Long Short Equity (Grandmaster )	2,109	(2)	2,107	9.86	214
Guggenheim VT Long Short Equity (IQ Annuity )	34,106	—	34,106	9.78	3,489
Guggenheim VT Long Short Equity (Pinnacle )	329	(2)	327	9.86	33

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle IV )	$21,778	$3	$21,781	$10.05	2,166
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	4,262	(1)	4,261	11.71	364
Guggenheim VT Long Short Equity (Pinnacle Plus )	8,023	1	8,024	9.59	837
Guggenheim VT Long Short Equity (Pinnacle V )	65,474	(1)	65,473	9.96	6,572
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	108,288	1	108,289	26.94	4,020
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	518,598	3	518,601	25.64	20,224
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	41,785	—	41,785	25.42	1,644
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	848,283	1	848,284	24.32	34,874
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	240,345	2	240,347	26.14	9,195
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	18,468	(2)	18,466	26.45	698
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	913,725	1	913,726	25.31	36,100
iShares TIPS Bond ETF (Varoom)	84,470	3	84,473	26.28	3,214
iShares TIPS Bond ETF (Varoom GLWB 2)	36,705	(1)	36,704	25.02	1,467
iShares TIPS Bond ETF (Varoom GLWB 3)	3,844	3	3,847	23.46	164
iShares TIPS Bond ETF (Varoom GLWB 5)	92,893	(2)	92,891	22.44	4,139
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	16,681	—	16,681	31.22	534
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	15,594	(1)	15,593	29.72	525
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	373,545	(3)	373,542	30.39	12,293
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	233,676	1	233,677	29.07	8,037
iShares S&P 500 Growth ETF (Varoom)	138,368	(1)	138,367	45.89	3,015
iShares S&P 500 Growth ETF (Varoom GLWB 1)	644,670	—	644,670	44.22	14,577
iShares S&P 500 Growth ETF (Varoom GLWB 2)	33,530	(4)	33,526	43.68	768
iShares S&P 500 Growth ETF (Varoom GLWB 3)	236,255	1	236,256	44.56	5,302
iShares S&P 500 Growth ETF (Varoom GLWB 4)	6,045,254	(1)	6,045,253	43.08	140,319
iShares S&P 500 Growth ETF (Varoom GLWB 5)	134,885	(1)	134,884	42.64	3,164
iShares Core S&P 500 Index ETF (Varoom)	492,068	2	492,070	45.83	10,736
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	7,821,678	2	7,821,680	44.17	177,070
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	720,197	(2)	720,195	43.63	16,507
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	1,163,776	—	1,163,776	45.43	25,618
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	57,323,116	(3)	57,323,113	43.92	1,305,165
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	2,928,589	(2)	2,928,587	43.46	67,379
iShares S&P 500 Value ETF (Varoom)	98,976	1	98,977	44.31	2,234
iShares S&P 500 Value ETF (Varoom GLWB 1)	378,077	3	378,080	42.70	8,854
iShares S&P 500 Value ETF (Varoom GLWB 2)	39,754	1	39,755	42.18	943
iShares S&P 500 Value ETF (Varoom GLWB 3)	343,024	(1)	343,023	45.57	7,528
iShares S&P 500 Value ETF (Varoom GLWB 4)	2,279,572	(3)	2,279,569	44.05	51,746
iShares S&P 500 Value ETF (Varoom GLWB 5)	159,875	1	159,876	43.60	3,667
iShares Core S&P MidCap Index ETF (Varoom)	233,542	1	233,543	44.66	5,229
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	2,246,276	2	2,246,278	43.04	52,190
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	288,236	(3)	288,233	42.51	6,780
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	531,621	2	531,623	46.01	11,554
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	16,709,971	—	16,709,971	44.49	375,622
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	701,332	(2)	701,330	44.02	15,931
iShares Core S&P Small Cap Index ETF (Varoom)	161,733	(2)	161,731	48.35	3,345
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,145,449	3	1,145,452	46.60	24,581
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	150,897	3	150,900	46.03	3,278
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	402,299	(1)	402,298	49.73	8,089
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	8,538,969	2	8,538,971	48.08	177,594
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	659,208	(2)	659,206	47.58	13,854
iShares International Treasury Bond (Varoom)	39,708	—	39,708	22.31	1,780
iShares International Treasury Bond (Varoom GLWB 1)	1,048,406	—	1,048,406	21.50	48,762
iShares International Treasury Bond (Varoom GLWB 2)	15,996	3	15,999	21.24	753
iShares International Treasury Bond (Varoom GLWB 3)	42,243	(2)	42,241	22.13	1,909
iShares International Treasury Bond (Varoom GLWB 4)	7,731,830	1	7,731,831	21.39	361,394
iShares International Treasury Bond (Varoom GLWB 5)	40,959	(2)	40,957	21.17	1,935
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	236,458	—	236,458	41.50	5,697
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	469,808	4	469,812	39.51	11,891
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	284,642	(2)	284,640	40.01	7,114
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	1,278,612	—	1,278,612	38.28	33,398
Vanguard Emerging Markets Index Fund ETF (Varoom)	21,333	—	21,333	20.03	1,065
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	110,993	(2)	110,991	19.06	5,822
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	78,070	2	78,072	23.33	3,346
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	336,657	1	336,658	22.32	15,081
Vanguard Developed Markets Index Fund ETF (Varoom)	50,530	—	50,530	27.62	1,830
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	1,090,290	(3)	1,090,287	26.61	40,966
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	173,294	1	173,295	26.29	6,592
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	210,901	5	210,906	30.99	6,806
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	8,074,462	(3)	8,074,459	29.96	269,503
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	338,893	(3)	338,890	29.65	11,430
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	9,172	—	9,172	30.48	301

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company
Statement of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to ) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	$19,657	$(1)	$19,656	$29.02	677
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	81,669	2	81,671	28.64	2,851
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	92,592	2	92,594	27.40	3,379
Vanguard Large-Cap Index ETF (Varoom)	70,188	(1)	70,187	45.14	1,555
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	315,427	1	315,428	42.97	7,341
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	321,772	2	321,774	45.17	7,123
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	742,325	1	742,326	43.22	17,175
Vanguard Mega Cap Index ETF (Varoom)	35,275	—	35,275	45.52	775
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	23,216	(1)	23,215	43.33	536
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	26,494	2	26,496	45.38	584
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	70,258	(1)	70,257	43.41	1,618
Vanguard REIT Index ETF (Varoom)	42,485	(2)	42,483	42.95	989
Vanguard REIT Index ETF (Varoom GLWB 2)	98,351	2	98,353	40.88	2,406
Vanguard REIT Index ETF (Varoom GLWB 3)	252,362	(1)	252,361	41.86	6,028
Vanguard REIT Index ETF (Varoom GLWB 5)	288,458	—	288,458	40.05	7,202
Vanguard Total Bond Market Index ETF (Varoom)	317,400	(1)	317,399	26.98	11,765
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	7,507,971	(1)	7,507,970	26.00	288,765
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	694,950	(2)	694,948	25.68	27,061
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	1,038,568	1	1,038,569	25.38	40,924
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	55,539,435	(2)	55,539,433	24.54	2,263,621
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	2,847,632	2	2,847,634	24.28	117,279
Vanguard Short Term Bond ETF (Varoom GLWB 2)	11,620	—	11,620	23.28	499
Vanguard Short Term Bond ETF (Varoom GLWB 3)	53,460	3	53,463	24.01	2,226
Vanguard Short Term Bond ETF (Varoom GLWB 5)	355,763	(1)	355,762	23.05	15,432

See accompanying notes.
* - 2016 inception date of subaccount.
Separate Account I
of
Integrity Life Insurance Company

Statement of Operations

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$2,669	$2,941	$(272)	$2,573	$—	$9,055	$11,628	$11,356
Touchstone Aggressive ETF (AnnuiChoice ®)	8,989	5,832	3,157	11,810	—	23,100	34,910	38,067
Touchstone Aggressive ETF (AnnuiChoice II )	8,888	6,985	1,903	28,281	—	9,159	37,440	39,343
Touchstone Aggressive ETF (GrandMaster flex3 )	9,328	21,762	(12,434)	156,523	—	(94,755)	61,768	49,334
Touchstone Aggressive ETF (Grandmaster )	1,933	1,679	254	980	—	6,631	7,611	7,865
Touchstone Aggressive ETF (IQ Advisor Standard)	4,139	1,584	2,555	783	—	15,488	16,271	18,826
Touchstone Aggressive ETF (IQ Annuity )	87,922	84,374	3,548	271,559	—	82,846	354,405	357,953
Touchstone Aggressive ETF (Pinnacle )	6,773	5,894	879	2,530	—	24,264	26,794	27,673
Touchstone Aggressive ETF (Pinnacle IV )	5,008	5,669	(661)	23,064	—	2,035	25,099	24,438
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	1,101	807	294	(6)	—	4,358	4,352	4,646
Touchstone Aggressive ETF (Pinnacle Plus )	2,229	2,603	(374)	1,742	—	7,700	9,442	9,068
Touchstone Aggressive ETF (Pinnacle V )	32,294	33,960	(1,666)	124,039	—	15,925	139,964	138,298
Touchstone Conservative ETF (AdvantEdge )	3,335	3,601	(266)	782	2,370	5,693	8,845	8,579
Touchstone Conservative ETF (AnnuiChoice II )	16,374	13,415	2,959	22,345	11,650	14,065	48,060	51,019
Touchstone Conservative ETF (AnnuiChoice )	2,557	4,064	(1,507)	2,442	1,818	8,783	13,043	11,536
Touchstone Conservative ETF (GrandMaster flex3 )	1,434	11,779	(10,345)	16,804	1,038	4,188	22,030	11,685
Touchstone Conservative ETF (Grandmaster )	940	919	21	(256)	669	2,563	2,976	2,997
Touchstone Conservative ETF (IQ Advisor Standard )	2,689	1,049	1,640	163	1,912	4,686	6,761	8,401
Touchstone Conservative ETF (IQ Annuity )	12,259	12,869	(610)	4,514	8,730	15,275	28,519	27,909
Touchstone Conservative ETF (Pinnacle )	1,729	4,271	(2,542)	(380)	1,230	9,453	10,303	7,761
Touchstone Conservative ETF (Pinnacle IV )	4,968	8,441	(3,473)	(21,770)	3,537	40,815	22,582	19,109
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	297	200	97	(255)	211	58	14	111
Touchstone Conservative ETF (Pinnacle Plus )	1,960	2,419	(459)	(597)	1,394	5,323	6,120	5,661
Touchstone Conservative ETF Fund (Pinnacle V )	78,560	98,319	(19,759)	2,910	56,141	197,459	256,510	236,751
Touchstone Active Bond (AdvantEdge )	4,897	4,308	589	(1,033)	—	12,553	11,520	12,109
Touchstone Active Bond (AnnuiChoice II )	8,669	4,688	3,981	(4,935)	—	18,845	13,910	17,891
Touchstone Active Bond (AnnuiChoice )	11,308	5,416	5,892	(1,663)	—	21,373	19,710	25,602
Touchstone Active Bond (GrandMaster flex3 )	6,333	5,047	1,286	(1,456)	—	14,205	12,749	14,035
Touchstone Active Bond (Grandmaster )	5,098	3,899	1,199	(6,685)	—	19,853	13,168	14,367
Touchstone Active Bond (IQ Annuity )	10,469	8,154	2,315	(4,824)	—	27,842	23,018	25,333
Touchstone Active Bond (Pinnacle )	17,842	12,142	5,700	2,197	—	32,474	34,671	40,371
Touchstone Active Bond (Pinnacle IV )	13,120	10,444	2,676	4,442	—	29,795	34,237	36,913
Touchstone Active Bond (Pinnacle II Reduced M&E )	119	62	57	—	—	204	204	261
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	2,296	1,320	976	(1,095)	—	5,211	4,116	5,092
Touchstone Active Bond (Pinnacle Plus )	3,769	3,419	350	820	—	8,767	9,587	9,937
Touchstone Active Bond (PinnacleV )	155,167	98,001	57,166	(50,392)	—	210,423	160,031	217,197
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	3,038	3,719	(681)	21,164	—	(8,127)	13,037	12,356
Touchstone GMAB Aggressive ETF (Pinnacle IV )	8,216	13,391	(5,175)	86,142	—	(45,484)	40,658	35,483

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V )	$7,682	$11,261	$(3,579)	$36,163	$—	$(4,963)	$31,200	$27,621
Touchstone GMAB Conservative ETF (AnnuiChoice II )	3,516	4,056	(540)	1,676	2,500	4,587	8,763	8,223
Touchstone GMAB Conservative ETF (Pinnacle IV )	8,121	11,791	(3,670)	9,997	6,169	6,592	22,758	19,088
Touchstone GMAB Conservative ETF (Pinnacle V )	8,001	11,647	(3,646)	4,788	5,692	10,491	20,971	17,325
Touchstone GMAB Moderate ETF (AnnuiChoice II )	535	552	(17)	180	2,096	(729)	1,547	1,530
Touchstone GMAB Moderate ETF (Pinnacle IV )	8,902	12,329	(3,427)	56,000	34,994	(63,742)	27,252	23,825
Touchstone GMAB Moderate ETF(Pinnacle V )	9,122	11,337	(2,215)	4,187	35,738	(14,712)	25,213	22,998
Touchstone Large Cap Core Equity (AdvantEdge )	3,379	7,642	(4,263)	71,303	40,787	(82,894)	29,196	24,933
Touchstone Large Cap Core Equity (AnnuiChoice II )	5,536	7,041	(1,505)	28,701	67,715	(43,073)	53,343	51,838
Touchstone Large Cap Core Equity (AnnuiChoice )	3,275	3,846	(571)	35,668	39,104	(50,274)	24,498	23,927
Touchstone Large Cap Core Equity (GrandMaster flex3 )	785	1,596	(811)	851	9,429	(4,500)	5,780	4,969
Touchstone Large Cap Core Equity (Grandmaster )	818	1,185	(367)	(328)	9,905	(2,792)	6,785	6,418
Touchstone Large Cap Core Equity (IQ Advisor Standard )	—	6	(6)	2,634	—	(2,784)	(150)	(156)
Touchstone Large Cap Core Equity (IQ Annuity )	2,600	4,523	(1,923)	21,369	31,082	(28,718)	23,733	21,810
Touchstone Large Cap Core Equity (Pinnacle )	40,701	75,300	(34,599)	303,704	493,471	(413,532)	383,643	349,044
Touchstone Large Cap Core Equity (Pinnacle IV )	12,156	14,408	(2,252)	(44,824)	145,425	(49,065)	51,536	49,284
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	3,380	4,267	(887)	1,269	40,341	(11,428)	30,182	29,295
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	1,982	2,542	(560)	9,591	28,679	(15,244)	23,026	22,466
Touchstone Large Cap Core Equity (Pinnacle Plus )	656	2,833	(2,177)	27,314	7,830	(26,666)	8,478	6,301
Touchstone Large Cap Core Equity (PinnacleV )	78,260	103,111	(24,851)	61,956	944,034	(580,914)	425,076	400,225
Touchstone Focused (AdvantEdge )	—	7,698	(7,698)	(8,477)	79,625	(14,922)	56,226	48,528
Touchstone Focused (AnnuiChoice II )	—	29,770	(29,770)	187,832	459,954	(331,959)	315,827	286,057
Touchstone Focused (AnnuiChoice )	—	25,818	(25,818)	140,781	480,710	(309,494)	311,997	286,179
Touchstone Focused (GrandMaster flex3 )	—	14,228	(14,228)	(33,088)	173,833	(32,405)	108,340	94,112
Touchstone Focused (Grandmaster )	—	23,418	(23,418)	(44,898)	109,218	(2,960)	61,360	37,942
Touchstone Focused (IQ Advisor Standard )	—	574	(574)	2,921	20,298	(9,114)	14,105	13,531
Touchstone Focused (IQ Annuity )	—	67,872	(67,872)	(44,169)	876,114	(251,970)	579,975	512,103
Touchstone Focused (Pinnacle )	—	75,731	(75,731)	18,313	853,219	(304,856)	566,676	490,945
Touchstone Focused (Pinnacle IV )	—	48,559	(48,559)	140,835	610,337	(344,955)	406,217	357,658
Touchstone Focused (Pinnacle II Reduced M&E )	—	6,075	(6,075)	1,836	107,096	(39,579)	69,353	63,278
Touchstone Focused (Pinnacle Plus Reduced M&E )	—	7,894	(7,894)	(4,199)	140,609	(46,405)	90,005	82,111
Touchstone Focused (Pinnacle Plus )	1	6,577	(6,576)	(40,372)	34,744	39,134	33,506	26,930
Touchstone Focused (PinnacleV )	—	104,608	(104,608)	354,554	1,478,482	(1,009,485)	823,551	718,943
Touchstone Moderate ETF (AdvantEdge )	3,699	7,854	(4,155)	51,160	14,488	(36,952)	28,696	24,541
Touchstone Moderate ETF (AnnuiChoice II )	37,810	26,074	11,736	43,915	148,293	(79,359)	112,849	124,585
Touchstone Moderate ETF (AnnuiChoice )	29,972	17,998	11,974	38,986	117,395	(67,348)	89,033	101,007
Touchstone Moderate ETF (GrandMaster flex3 )	13,401	21,601	(8,200)	190,475	52,713	(182,521)	60,667	52,467
Touchstone Moderate ETF (Grandmaster )	2,257	1,783	474	(179)	8,841	(2,294)	6,368	6,842
Touchstone Moderate ETF (IQ Advisor Enhanced )	666	311	355	62	2,607	(757)	1,912	2,267
Touchstone Moderate ETF (IQ Advisor Standard )	2,347	820	1,527	178	9,189	(2,633)	6,734	8,261
Touchstone Moderate ETF (IQ Annuity )	22,940	20,349	2,591	29,662	89,860	(52,849)	66,673	69,264

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle )	$4,479	$4,086	$393	$10,717	$17,541	$(12,674)	$15,584	$15,977
Touchstone Moderate ETF (Pinnacle IV )	18,113	15,997	2,116	40,482	70,938	(57,500)	53,920	56,036
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	250	111	139	(413)	982	(229)	340	479
Touchstone Moderate ETF (Pinnacle Plus )	3,907	3,217	690	8,852	15,302	(12,417)	11,737	12,427
Touchstone Moderate ETF (Pinnacle V )	52,765	46,048	6,717	58,801	206,743	(120,577)	144,967	151,684
Non-Affiliated Initial Class:			—
Fidelity VIP Balanced (Pinnacle )	13,735	14,423	(688)	16,330	26,623	15,438	58,391	57,703
Fidelity VIP Balanced (Pinnacle II Reduced M&E )	92	74	18	3	162	221	386	404
Fidelity VIP Balanced (Grandmaster )	18,734	18,911	(177)	9,576	34,864	34,191	78,631	78,454
Fidelity VIP Overseas (Pinnacle )	1,155	1,155	—	(2,294)	137	(4,228)	(6,385)	(6,385)
Fidelity VIP Overseas (Pinnacle IV )	794	940	(146)	(1,622)	94	(2,833)	(4,361)	(4,507)
Fidelity VIP Equity-Income (Grandmaster )	176,782	108,241	68,541	(295,514)	511,428	951,602	1,167,516	1,236,057
Fidelity VIP Equity-Income (Pinnacle )	40,304	25,563	14,741	13,988	125,394	131,479	270,861	285,602
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	—	122	(122)	(1,616)	2,635	(339)	680	558
Fidelity VIP Growth (Grandmaster )	2,314	82,535	(80,221)	310,031	607,716	(892,372)	25,375	(54,846)
Fidelity VIP High Income (Grandmaster )	68,212	17,006	51,206	(96,550)	—	212,408	115,858	167,064
Fidelity VIP II Asset Manager (Grandmaster )	51,173	50,524	649	40,205	161,307	(142,305)	59,207	59,856
Fidelity VIP II Contrafund (Grandmaster )	70,354	126,326	(55,972)	203,077	773,174	(371,523)	604,728	548,756
Fidelity VIP II Contrafund (Pinnacle )	40,291	70,229	(29,938)	568,747	438,554	(662,094)	345,207	315,269
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	231	329	(98)	1,778	2,972	(2,983)	1,767	1,669
Fidelity VIP II Index 500 (Grandmaster )	47,460	46,196	1,264	250,989	3,695	79,202	333,886	335,150
Fidelity VIP II Index 500 (IQ Annuity )	2,662	2,614	48	1,556	183	15,943	17,682	17,730
Fidelity VIP II Index 500 (Pinnacle )	30,316	30,501	(185)	114,928	2,538	98,142	215,608	215,423
Fidelity VIP II Index 500 (Pinnacle IV )	2,279	2,284	(5)	2,477	161	12,860	15,498	15,493
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	1	104	(103)	11,551	38	(10,970)	619	516
Fidelity VIP II Investment Grade Bond (Pinnacle )	31,159	18,450	12,709	7,533	649	24,034	32,216	44,925
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	8,084	5,280	2,804	119	181	9,245	9,545	12,349
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )	1,038	483	555	(5)	20	941	956	1,511
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	7,958	3,394	4,564	302	159	7,105	7,566	12,130
Fidelity VIP II Investment Grade Bond (AnnuiChoice II )	1,195	592	603	89	24	1,069	1,182	1,785
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	2,322	1,813	509	3,735	63	(100)	3,698	4,207
Fidelity VIP II Investment Grade Bond (Grandmaster )	43,518	25,839	17,679	6,605	912	39,464	46,981	64,660
Fidelity VIP II Investment Grade Bond (IQ Annuity )	6,449	4,055	2,394	1,771	131	4,510	6,412	8,806
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	506	285	221	469	13	301	783	1,004
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	1	28	(27)	68	2	94	164	137
Fidelity VIP Government Money Market (Pinnacle )	2,288	15,476	(13,188)	—	—	—	—	(13,188)
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E )	93	514	(421)	—	—	—	—	(421)
Fidelity VIP Government Money Market (Pinnacle IV )	3,313	24,514	(21,201)	—	—	—	—	(21,201)
Fidelity VIP Government Money Market (Pinnacle V )	18,664	149,117	(130,453)	—	—	—	—	(130,453)
Fidelity VIP Government Money Market (Pinnacle Plus )	836	7,558	(6,722)	—	—	—	—	(6,722)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E )	$383	$1,792	$(1,409)	$—	$—	$—	$—	$(1,409)
Fidelity VIP Government Money Market (Grandmaster )	3,535	24,351	(20,816)	—	—	—	—	(20,816)
Fidelity VIP Government Money Market (Grandmaster flex3 )	1,425	11,236	(9,811)	—	—	—	—	(9,811)
Fidelity VIP Government Money Market (AdvantEdge )	1,690	14,107	(12,417)	—	—	—	—	(12,417)
Fidelity VIP Government Money Market (AnnuiChoice )	1,124	5,687	(4,563)	—	—	—	—	(4,563)
Fidelity VIP Government Money Market (AnnuiChoice II )	1,905	10,862	(8,957)	—	—	—	—	(8,957)
Fidelity VIP Government Money Market (IQ Annuity )	495	3,635	(3,140)	—	—	—	—	(3,140)
Fidelity VIP Government Money Market (IQ3 )	4,188	31,131	(26,943)	—	—	—	—	(26,943)
Fidelity VIP Government Money Market (IQ Advisor Standard )	163	558	(395)	—	—	—	—	(395)
Fidelity VIP Government Money Market (Varoom GLWB 2)*	4	35	(31)	—	—	—	—	(31)
Fidelity VIP Government Money Market (Varoom GLWB 3)*	103	759	(656)	—	—	—	—	(656)
Fidelity VIP Government Money Market (Varoom GLWB 5)*	127	1,361	(1,234)	—	—	—	—	(1,234)
Fidelity VIP Overseas (AnnuiChoice )	1,311	907	404	(2,215)	155	(4,189)	(6,249)	(5,845)
Fidelity VIP Overseas (AnnuiChoice II )	345	283	62	(598)	41	(1,107)	(1,664)	(1,602)
Fidelity VIP Overseas (Grandmaster flex3 )	8	9	(1)	26	1	(73)	(46)	(47)
Fidelity VIP Overseas (Grandmaster )	24,264	23,046	1,218	(30,725)	2,876	(87,576)	(115,425)	(114,207)
Fidelity VIP Overseas (IQ Annuity )	256	273	(17)	(442)	30	(884)	(1,296)	(1,313)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	333	262	71	(22)	40	(1,560)	(1,542)	(1,471)
Fidelity VIP Overseas (Pinnacle Plus )	—	—	—	(11)	—	(3)	(14)	(14)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity )	7,035	4,592	2,443	(5,591)	20,041	31,268	45,718	48,161
Fidelity VIP Growth (IQ Annuity )	—	3,294	(3,294)	8,491	21,818	(28,719)	1,590	(1,704)
Fidelity VIP Growth (Pinnacle )	—	5,597	(5,597)	13,042	39,862	(50,232)	2,672	(2,925)
Fidelity VIP Growth (Pinnacle II Reduced M&E )	—	23	(23)	9	191	(186)	14	(9)
Fidelity VIP High Income (IQ Annuity )	14,331	2,950	11,381	(7,561)	—	22,239	14,678	26,059
Fidelity VIP II Asset Manager (IQ Annuity )	195	199	(4)	60	574	(410)	224	220
Fidelity VIP II Contrafund (IQ Annuity )	6,673	13,949	(7,276)	127,502	87,944	(152,563)	62,883	55,607
Fidelity VIP III Balanced (IQ Annuity )	1,553	1,769	(216)	413	2,941	3,526	6,880	6,664
Fidelity VIP III Mid Cap (Grandmaster )	2,631	10,557	(7,926)	37,617	51,177	(7,723)	81,071	73,145
Fidelity VIP III Mid Cap (IQ Annuity )	3,201	11,107	(7,906)	(1,756)	46,037	40,036	84,317	76,411
Fidelity VIP III Mid Cap (Pinnacle )	9,144	33,230	(24,086)	80,458	157,801	(219)	238,040	213,954
Fidelity VIP Overseas (IQ Annuity )	408	430	(22)	(130)	52	(1,973)	(2,051)	(2,073)
Non-Affiliated Service Class 2:			—
Fidelity VIP Asset Manager (IQ3 )	3,055	3,456	(401)	1,033	10,325	(7,931)	3,427	3,026
Fidelity VIP Asset Manager (AdvantEdge )	735	902	(167)	386	2,421	(1,933)	874	707
Fidelity VIP Asset Manager (AnnuiChoice II )	1,503	1,343	160	(85)	5,112	(3,383)	1,644	1,804
Fidelity VIP Asset Manager (AnnuiChoice )	2,812	2,145	667	(84)	9,228	(5,917)	3,227	3,894
Fidelity VIP Asset Manager (GrandMaster flex3 )	2,213	2,623	(410)	(1,616)	7,318	(3,223)	2,479	2,069
Fidelity VIP Asset Manager (IQ Advisor Standard )	44	21	23	(3)	142	(89)	50	73
Fidelity VIP Asset Manager (Pinnacle )	361	373	(12)	(25)	1,183	(746)	412	400
Fidelity VIP Asset Manager (Pinnacle IV )	3,207	3,552	(345)	(3,455)	10,869	(4,140)	3,274	2,929

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	$698	$703	$(5)	$(1,361)	$2,654	$(101)	$1,192	$1,187
Fidelity VIP Asset Manager (Pinnacle Plus )	83	113	(30)	(332)	343	29	40	10
Fidelity VIP Asset Manager (Pinnacle V )	5,424	6,462	(1,038)	(3,138)	18,132	(8,830)	6,164	5,126
Fidelity VIP Balanced (AdvantEdge )	2,506	3,652	(1,146)	3,678	5,868	3,458	13,004	11,858
Fidelity VIP Balanced (AnnuiChoice II )	10,284	10,106	178	7,876	22,027	18,802	48,705	48,883
Fidelity VIP Balanced (AnnuiChoice )	6,183	5,195	988	2,870	13,058	13,028	28,956	29,944
Fidelity VIP Balanced (GrandMaster flex3 )	3,086	3,865	(779)	1,921	6,065	5,024	13,010	12,231
Fidelity VIP Balanced (Grandmaster )	7,366	8,278	(912)	8,736	14,815	7,387	30,938	30,026
Fidelity VIP Balanced (IQ3 )	9,433	12,237	(2,804)	14,558	20,831	10,830	46,219	43,415
Fidelity VIP Balanced (Pinnacle )	4,892	5,573	(681)	2,876	10,201	9,870	22,947	22,266
Fidelity VIP Balanced (Pinnacle IV )	13,363	15,999	(2,636)	24,813	27,763	7,387	59,963	57,327
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	289	289	—	53	579	777	1,409	1,409
Fidelity VIP Balanced (Pinnacle Plus )	379	795	(416)	(2,127)	1,886	2,402	2,161	1,745
Fidelity VIP Balanced (Pinnacle V )	15,964	20,842	(4,878)	10,265	33,895	32,263	76,423	71,545
Fidelity VIP Contrafund (AdvantEdge )	13,673	38,145	(24,472)	154,485	204,978	(212,907)	146,556	122,084
Fidelity VIP Contrafund (AnnuiChoice II )	23,846	44,665	(20,819)	239,555	324,566	(283,880)	280,241	259,422
Fidelity VIP Contrafund (AnnuiChoice )	13,245	24,539	(11,294)	247,335	214,425	(313,372)	148,388	137,094
Fidelity VIP Contrafund (GrandMaster flex3 )	9,303	24,136	(14,833)	(41,204)	165,842	(25,480)	99,158	84,325
Fidelity VIP Contrafund (IQ Advisor Standard )	835	784	51	(620)	9,437	1,011	9,828	9,879
Fidelity VIP Contrafund (IQ3 )	22,997	54,093	(31,096)	171,095	306,043	(226,109)	251,029	219,933
Fidelity VIP Contrafund (Pinnacle IV )	30,047	72,775	(42,728)	336,190	417,882	(408,475)	345,597	302,869
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	2,192	5,061	(2,869)	(20,485)	38,180	6,663	24,358	21,489
Fidelity VIP Contrafund (Pinnacle Plus )	2,039	6,760	(4,721)	(38,736)	42,049	21,740	25,053	20,332
Fidelity VIP Contrafund (Pinnacle V )	85,284	210,457	(125,173)	392,592	1,038,410	(445,430)	985,572	860,399
Fidelity VIP Disciplined Small Cap (Advantedge)	134	146	(12)	214	—	4,016	4,230	4,218
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	493	1,046	(553)	3,187	4,714	15,301	23,202	22,649
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	830	1,310	(480)	1,237	8,425	23,029	32,691	32,211
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 )	154	487	(333)	283	2,217	4,048	6,548	6,215
Fidelity VIP Disciplined Small Cap (GrandMaster )	353	741	(388)	(19,910)	6,569	20,089	6,748	6,360
Fidelity VIP Disciplined Small Cap (IQ Annuity )	331	1,037	(706)	5,030	5,093	4,335	14,458	13,752
Fidelity VIP Disciplined Small Cap (Pinnacle )	646	1,800	(1,154)	1,183	9,508	16,968	27,659	26,505
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	1,080	3,662	(2,582)	13,062	22,074	8,970	44,106	41,524
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	9	187	(178)	(2,691)	1,314	2,012	635	457
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	1	2	(1)	(144)	71	18	(55)	(56)
Fidelity VIP Disciplined Small Cap (Pinnacle V )	5,395	10,841	(5,446)	(1,371)	30,333	170,900	199,862	194,416
Fidelity VIP Equity-Income (AnnuiChoice II )	8,060	4,745	3,315	10,638	25,142	20,443	56,223	59,538
Fidelity VIP Equity-Income (AdvantEdge )	13,057	10,287	2,770	(23,365)	40,964	69,909	87,508	90,278
Fidelity VIP Equity-Income (AnnuiChoice )	19,283	9,010	10,273	4,476	58,540	66,265	129,281	139,554
Fidelity VIP Equity-Income (GrandMaster flex3 )	2,953	2,321	632	(12,006)	10,873	21,056	19,923	20,555
Fidelity VIP Equity-Income (IQ Advisor Standard )	256	69	187	43	739	892	1,674	1,861
Fidelity VIP Equity-Income (IQ3 )	8,818	6,214	2,604	2,141	28,549	29,416	60,106	62,710

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle IV )	$17,683	$12,163	$5,520	$8,640	$54,340	$58,554	$121,534	$127,054
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	934	493	441	(255)	2,727	3,898	6,370	6,811
Fidelity VIP Equity-Income (Pinnacle Plus )	6,724	5,263	1,461	(1,350)	16,613	34,721	49,984	51,445
Fidelity VIP Equity-Income (Pinnacle V )	26,980	17,749	9,231	(71,225)	69,354	168,604	166,733	175,964
Fidelity VIP Freedom 2010 (Advantedge )	1,398	1,759	(361)	910	2,582	607	4,099	3,738
Fidelity VIP Freedom 2010 (AnnuiChoice II )	1,637	1,542	95	3,181	3,121	(1,374)	4,928	5,023
Fidelity VIP Freedom 2010 (GrandMaster )	240	291	(51)	5,471	441	(6,167)	(255)	(306)
Fidelity VIP Freedom 2010 (IQ Annuity )	719	839	(120)	3,058	1,298	(2,124)	2,232	2,112
Fidelity VIP Freedom 2010 (Pinnacle )	194	205	(11)	2	348	226	576	565
Fidelity VIP Freedom 2010 (Pinnacle IV )	785	807	(22)	2,378	907	(1,181)	2,104	2,082
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E )	183	163	20	(4)	324	218	538	558
Fidelity VIP Freedom 2010 (Pinnacle Plus )	52	146	(94)	536	211	(404)	343	249
Fidelity VIP Freedom 2010 (Pinnacle V )	5,240	6,655	(1,415)	4,283	10,149	2,566	16,998	15,583
Fidelity VIP Freedom 2015 (AdvantEdge )	999	1,280	(281)	789	2,280	149	3,218	2,937
Fidelity VIP Freedom 2015 (AnnuiChoice II )	1,921	806	1,115	5,789	2,485	(5,983)	2,291	3,406
Fidelity VIP Freedom 2015 (GrandMaster )	115	38	77	—	12	(205)	(193)	(116)
Fidelity VIP Freedom 2015 (IQ Advisor Standard )	—	291	(291)	12,929	9,084	(38,335)	(16,322)	(16,613)
Fidelity VIP Freedom 2015 (IQ Annuity )	528	7,177	(6,649)	(14,282)	16,571	29,464	31,753	25,104
Fidelity VIP Freedom 2015 (Pinnacle IV )	23	26	(3)	17	49	8	74	71
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	224	200	24	(11)	475	256	720	744
Fidelity VIP Freedom 2015 (Pinnacle Plus )	158	437	(279)	(934)	749	1,264	1,079	800
Fidelity VIP Freedom 2015 (Pinnacle V )	16,615	18,636	(2,021)	(5,823)	33,152	18,811	46,140	44,119
Fidelity VIP Freedom 2020 (AdvantEdge )	1,374	2,480	(1,106)	5,770	5,193	(3,987)	6,976	5,870
Fidelity VIP Freedom 2020 (AnnuiChoice II )	8,071	15,910	(7,839)	127,420	29,842	(100,077)	57,185	49,346
Fidelity VIP Freedom 2020 (AnnuiChoice )	—	79	(79)	8,787	1,191	(10,148)	(170)	(249)
Fidelity VIP Freedom 2020 (GrandMaster flex3 )	209	260	(51)	(66)	526	272	732	681
Fidelity VIP Freedom 2020 (GrandMaster )	62	448	(386)	13,351	1,406	(11,823)	2,934	2,548
Fidelity VIP Freedom 2020 (IQ Annuity )	8,472	7,807	665	(8,356)	10,448	14,771	16,863	17,528
Fidelity VIP Freedom 2020 (Pinnacle IV )	758	845	(87)	224	1,816	491	2,531	2,444
Fidelity VIP Freedom 2020 (Pinnacle )	339	351	(12)	(23)	811	342	1,130	1,118
Fidelity VIP Freedom 2020 (Pinnacle Plus )	138	331	(193)	579	648	(380)	847	654
Fidelity VIP Freedom 2020 (Pinnacle V )	41,757	56,724	(14,967)	129,726	122,757	(90,331)	162,152	147,185
Fidelity VIP Freedom 2025 (Advantedge)	2,335	2,901	(566)	410	5,728	2,020	8,158	7,592
Fidelity VIP Freedom 2025 (AnnuiChoice II )	6,697	4,241	2,456	14,289	7,498	(9,415)	12,372	14,828
Fidelity VIP Freedom 2025 (IQ Annuity )	1,652	(922)	2,574	(12,006)	2,377	6,560	(3,069)	(495)
Fidelity VIP Freedom 2025 (Pinnacle )	61	63	(2)	16	145	48	209	207
Fidelity VIP Freedom 2025 (Pinnacle IV )	381	422	(41)	45	910	359	1,314	1,273
Fidelity VIP Freedom 2025 (Pinnacle Plus )	55	151	(96)	482	298	(390)	390	294
Fidelity VIP Freedom 2025 (Pinnacle V )	39,619	49,088	(9,469)	128,159	98,796	(79,035)	147,920	138,451
Fidelity VIP Freedom 2030 (AnnuiChoice II )	213	407	(194)	9,202	1,917	(9,060)	2,059	1,865
Fidelity VIP Freedom 2030 (Grandmaster )	29	32	(3)	(3)	90	29	116	113

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (IQ Annuity )	$1,673	$1,813	$(140)	$135	$4,705	$1,764	$6,604	$6,464
Fidelity VIP Freedom 2030 (Pinnacle )	27	29	(2)	(3)	84	28	109	107
Fidelity VIP Freedom 2030 (Pinnacle IV )	262	203	59	46	38	1,542	1,626	1,685
Fidelity VIP Freedom 2030 (Pinnacle V )	3,880	4,880	(1,000)	2,415	12,144	1,199	15,758	14,758
Fidelity VIP Growth (AnnuiChoice II )	—	2,162	(2,162)	1,310	16,305	(14,834)	2,781	619
Fidelity VIP Growth (GrandMaster )	—	8,181	(8,181)	30,722	56,969	(77,338)	10,353	2,172
Fidelity VIP Growth (AdvantEdge )	—	1,667	(1,667)	(3,001)	8,750	(4,037)	1,712	45
Fidelity VIP Growth (AnnuiChoice )	—	3,835	(3,835)	15,113	37,308	(53,446)	(1,025)	(4,860)
Fidelity VIP Growth (GrandMaster flex3 )	—	2,211	(2,211)	(4,824)	16,985	(10,773)	1,388	(823)
Fidelity VIP Growth (IQ Advisor Standard )	—	7	(7)	1,506	671	(2,650)	(473)	(480)
Fidelity VIP Growth (IQ3 )	—	4,804	(4,804)	(3,239)	32,258	(27,820)	1,199	(3,605)
Fidelity VIP Growth (Pinnacle )	—	3,427	(3,427)	(4,950)	26,511	(21,245)	316	(3,111)
Fidelity VIP Growth (Pinnacle IV )	—	9,966	(9,966)	13,981	73,100	(88,275)	(1,194)	(11,160)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	—	643	(643)	(4,659)	5,863	(1,932)	(728)	(1,371)
Fidelity VIP Growth (Pinnacle Plus )	—	658	(658)	123	—	4,948	5,071	4,413
Fidelity VIP Growth (Pinnacle V )	—	35,152	(35,152)	23,663	185,670	(174,383)	34,950	(202)
Fidelity VIP High Income (AdvantEdge )	52,367	12,828	39,539	62,666	—	11,239	73,905	113,444
Fidelity VIP High Income (AnnuiChoice II )	37,978	5,771	32,207	1,020	—	39,204	40,224	72,431
Fidelity VIP High Income (AnnuiChoice )	17,085	2,865	14,220	(6,159)	—	26,154	19,995	34,215
Fidelity VIP High Income (GrandMaster flex3 )	403,250	106,693	296,557	226,966	—	291,741	518,707	815,264
Fidelity VIP High Income (IQ Advisor Standard )	179	20	159	(19)	—	282	263	422
Fidelity VIP High Income (IQ3 )	60,284	13,601	46,683	7,598	—	72,247	79,845	126,528
Fidelity VIP High Income (Pinnacle )	200,642	35,593	165,049	61,130	—	149,990	211,120	376,169
Fidelity VIP High Income (Pinnacle IV )	14,938	6,089	8,849	(18,019)	—	63,168	45,149	53,998
Fidelity VIP High Income (Pinnacle II Reduced M&E )	—	1,080	(1,080)	(31,956)	—	42,198	10,242	9,162
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	834	177	657	(91)	—	1,325	1,234	1,891
Fidelity VIP High Income (Pinnacle Plus )	1,007	375	632	(2,203)	—	3,925	1,722	2,354
Fidelity VIP High Income (Pinnacle V )	59,550	24,781	34,769	(203,997)	—	342,115	138,118	172,887
Fidelity VIP II Index 500 (Pinnacle )	12,060	12,438	(378)	26,201	983	62,799	89,983	89,605
Fidelity VIP II Index 500 (Pinnacle IV )	64,425	71,109	(6,684)	299,099	5,140	165,009	469,248	462,564
Fidelity VIP II Index 500 (Pinnacle V )	244,508	269,145	(24,637)	477,385	17,529	1,233,028	1,727,942	1,703,305
Fidelity VIP Index 500 (AdvantEdge )	16,505	21,158	(4,653)	162,669	1,555	(39,901)	124,323	119,670
Fidelity VIP Index 500 (AnnuiChoice II )	50,961	40,205	10,756	272,246	3,027	63,472	338,745	349,501
Fidelity VIP Index 500 (AnnuiChoice )	13,102	9,870	3,232	24,006	1,027	70,646	95,679	98,911
Fidelity VIP Index 500 (Grandmaster flex3 )	6,613	6,396	217	11,196	255	27,096	38,547	38,764
Fidelity VIP Index 500 (Grandmaster )	29,575	29,325	250	92,958	2,356	102,325	197,639	197,889
Fidelity VIP Index 500 (IQ Advisor Standard )	2,087	855	1,232	2,435	96	13,397	15,928	17,160
Fidelity VIP Index 500 (IQ3 )	16,426	15,907	519	35,928	953	79,798	116,679	117,198
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	3,231	2,553	678	17,841	219	4,377	22,437	23,115
Fidelity VIP Index 500 (Pinnacle Plus )	3,944	6,593	(2,649)	44,830	495	(10,404)	34,921	32,272
Fidelity VIP Investment Grade Bond (AdvantEdge )	38,899	25,509	13,390	1,829	760	21,130	23,719	37,109

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	$85,068	$41,790	$43,278	$(9,626)	$1,596	$73,526	$65,496	$108,774
Fidelity VIP Investment Grade Bond (AnnuiChoice )	33,000	14,694	18,306	2,554	696	25,583	28,833	47,139
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	12,554	9,603	2,951	665	297	17,020	17,982	20,933
Fidelity VIP Investment Grade Bond (GrandMaster )	18,937	12,286	6,651	(4,511)	444	27,413	23,346	29,997
Fidelity VIP Investment Grade Bond (IQ Advisor Standard )	1,398	498	900	(3,233)	89	6,048	2,904	3,804
Fidelity VIP Investment Grade Bond (IQ3 )	23,607	17,102	6,505	(13,678)	548	43,751	30,621	37,126
Fidelity VIP Investment Grade Bond (Pinnacle )	30,543	18,461	12,082	(2,156)	622	28,957	27,423	39,505
Fidelity VIP Investment Grade Bond (Pinnacle IV )	9,097	5,635	3,462	(1,225)	159	6,971	5,905	9,367
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	191	146	45	270	4	284	558	603
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	1,598	809	789	168	34	1,216	1,418	2,207
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	4,095	3,057	1,038	(3,885)	93	7,974	4,182	5,220
Fidelity VIP Investment Grade Bond (Pinnacle V )	400,791	243,411	157,380	(26,680)	6,472	180,260	160,052	317,432
Fidelity VIP Mid Cap (AdvantEdge )	743	3,557	(2,814)	(17,580)	15,821	24,637	22,878	20,064
Fidelity VIP Mid Cap (AnnuiChoice II )	2,238	7,945	(5,707)	1,310	43,331	32,621	77,262	71,555
Fidelity VIP Mid Cap (AnnuiChoice )	2,499	8,024	(5,525)	10,059	49,415	26,201	85,675	80,150
Fidelity VIP Mid Cap (GrandMaster flex3 )	925	4,654	(3,729)	(4,989)	19,286	17,834	32,131	28,402
Fidelity VIP Mid Cap (Grandmaster )	1,119	6,741	(5,622)	(34,267)	38,643	48,936	53,312	47,690
Fidelity VIP Mid Cap (IQ Advisor Standard )	490	876	(386)	(1,365)	6,742	13,076	18,453	18,067
Fidelity VIP Mid Cap (IQ Annuity )	5,711	26,386	(20,675)	(7,659)	113,847	106,653	212,841	192,166
Fidelity VIP Mid Cap (Pinnacle )	1,475	6,464	(4,989)	154	30,168	21,181	51,503	46,514
Fidelity VIP Mid Cap (Pinnacle IV )	5,948	28,353	(22,405)	3,473	127,263	82,430	213,166	190,761
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	719	2,542	(1,823)	(1,574)	12,861	14,369	25,656	23,833
Fidelity VIP Mid Cap (Pinnacle Plus )	353	1,938	(1,585)	(18,080)	5,756	19,334	7,010	5,425
Fidelity VIP Mid Cap (Pinnacle V )	5,849	28,330	(22,481)	(8,738)	113,296	108,733	213,291	190,810
Fidelity VIP Overseas (AdvantEdge )	4,639	6,398	(1,759)	6,920	645	(35,910)	(28,345)	(30,104)
Fidelity VIP Overseas (AnnuiChoice II )	2,964	3,042	(78)	2,177	412	(20,338)	(17,749)	(17,827)
Fidelity VIP Overseas (AnnuiChoice )	4,079	3,263	816	4,356	567	(26,528)	(21,605)	(20,789)
Fidelity VIP Overseas (GrandMaster flex3 )	1,797	2,538	(741)	5,748	250	(16,792)	(10,794)	(11,535)
Fidelity VIP Overseas (GrandMaster )	4,205	4,310	(105)	9,329	585	(38,159)	(28,245)	(28,350)
Fidelity VIP Overseas (IQ Advisor Standard )	40	23	17	254	6	(707)	(447)	(430)
Fidelity VIP Overseas (IQ3 )	2,733	3,470	(737)	(35,132)	380	(9,238)	(43,990)	(44,727)
Fidelity VIP Overseas (Pinnacle )	3,813	4,191	(378)	4,325	531	(26,080)	(21,224)	(21,602)
Fidelity VIP Overseas (Pinnacle IV )	3,681	4,386	(705)	2,345	512	(24,025)	(21,168)	(21,873)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	1,246	1,078	168	(6,749)	173	(4,371)	(10,947)	(10,779)
Fidelity VIP Overseas (Pinnacle Plus )	860	1,942	(1,082)	(4,738)	120	221	(4,397)	(5,479)
Fidelity VIP Overseas (Pinnacle V )	11,260	13,835	(2,575)	4,445	1,567	(62,965)	(56,953)	(59,528)
Fidelity VIP Target Volatility (AdvantEdge )	2,773	2,180	593	(284)	1,091	2,824	3,631	4,224
Fidelity VIP Target Volatility (AnnuiChoice II )	7,297	7,441	(144)	(922)	4,134	21,254	24,466	24,322
Fidelity VIP Target Volatility (GrandMaster )	718	827	(109)	(176)	400	2,063	2,287	2,178
Fidelity VIP Target Volatility (Pinnacle IV )	216	274	(58)	(37)	122	630	715	657
Fidelity VIP Target Volatility (Pinnacle V )	20,950	19,160	1,790	(2,885)	8,440	39,733	45,288	47,078

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	$—	$1,744	$(1,744)	$1,283	$—	$17,425	$18,708	$16,964
Columbia VIT Mid Cap Value (AnnuiChoice II )	—	1,035	(1,035)	425	—	11,919	12,344	11,309
Columbia VIT Mid Cap Value (Annuichoice )	—	2,130	(2,130)	8,665	—	21,448	30,113	27,983
Columbia VIT Mid Cap Value (Grandmaster flex3 )	—	2,984	(2,984)	14,186	—	7,685	21,871	18,887
Columbia VIT Mid Cap Value (Grandmaster )	—	1,489	(1,489)	1,324	—	13,185	14,509	13,020
Columbia VIT Mid Cap Value (Pinnacle )	—	1,945	(1,945)	4,101	—	14,442	18,543	16,598
Columbia VIT Mid Cap Value (Pinnacle IV )	—	2,432	(2,432)	902	—	19,730	20,632	18,200
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	—	122	(122)	55	—	1,656	1,711	1,589
Columbia VIT Mid Cap Value (Pinnacle Plus )	—	853	(853)	(4,061)	—	6,903	2,842	1,989
Columbia VIT Mid Cap Value (Pinnacle V )	—	7,858	(7,858)	25,372	—	40,682	66,054	58,196
Franklin Growth and Income VIP Fund (Pinnacle )	57,307	27,304	30,003	63,097	153,491	(54,912)	161,676	191,679
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	206	81	125	21	553	62	636	761
Franklin Income VIP Fund (Pinnacle )	264,110	70,470	193,640	57,238	—	372,722	429,960	623,600
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	12,557	2,676	9,881	(729)	—	21,372	20,643	30,524
JP Morgan IT Mid Cap Value (AnnuiChoice )	1,007	1,024	(17)	30,561	6,028	(25,269)	11,320	11,303
JP Morgan IT Mid Cap Value (Grandmaster )	711	972	(261)	27,235	4,260	(22,979)	8,516	8,255
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	1,124	1,986	(862)	15,145	6,728	(5,985)	15,888	15,026
JP Morgan IT Mid Cap Value (IQ3 )	555	977	(422)	7,850	3,320	(2,305)	8,865	8,443
JP Morgan IT Mid Cap Value (Pinnacle )	711	1,123	(412)	740	4,258	5,787	10,785	10,373
JP Morgan IT Mid Cap Value (Pinnacle IV )	2,241	3,821	(1,580)	11,345	13,409	9,148	33,902	32,322
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	345	457	(112)	(109)	2,062	3,137	5,090	4,978
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	2,022	370	1,652	865	—	1,003	1,868	3,520
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	87	18	69	3	—	64	67	136
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	1,944	548	1,396	124	—	1,376	1,500	2,896
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	4,330	1,142	3,188	(34)	—	3,374	3,340	6,528
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	20,607	4,839	15,768	(19,904)	—	35,700	15,796	31,564
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	2,048	346	1,702	(181)	—	2,614	2,433	4,135
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,987	790	2,197	80	—	2,291	2,371	4,568
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	2,804	2,107	697	7,280	—	4,139	11,419	12,116
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	184	161	23	225	—	483	708	731
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	1,686	1,990	(304)	2,021	—	4,659	6,680	6,376
Morgan Stanley UIF U.S. Real Estate (IQ3 )	5,838	6,397	(559)	23,037	—	239	23,276	22,717
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	15,044	14,612	432	197,686	—	(144,947)	52,739	53,171
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	8,925	9,726	(801)	103,317	—	(72,684)	30,633	29,832
Non-Affiliated Class 2:			—
American Funds Managed Risk Asset Allocation (AdvantEdge )	3,316	4,194	(878)	92	7,118	8,800	16,010	15,132
American Funds Managed Risk Asset Allocation (AnnuiChoice )	176	117	59	(16)	410	366	760	819
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	4,941	4,279	662	(1,084)	11,626	11,145	21,687	22,349
American Funds Managed Risk Asset Allocation (GrandMaster )	63	219	(156)	34	—	736	770	614
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	300	367	(67)	(40)	651	810	1,421	1,354
			—

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
American Funds Managed Risk Asset Allocation (Pinnacle IV )	$1,667	$1,857	$(190)	$(359)	$3,850	$4,621	$8,112	$7,922
American Funds Managed Risk Asset Allocation (Pinnacle V )	29,758	34,932	(5,174)	(7,089)	65,645	75,715	134,271	129,097
Columbia VIT Small Cap Value (AdvantEdge )	755	3,190	(2,435)	17,382	19,213	16,643	53,238	50,803
Columbia VIT Small Cap Value (AnnuiChoice II )	2,141	5,897	(3,756)	(3,802)	54,477	110,761	161,436	157,680
Columbia VIT Small Cap Value (AnnuiChoice )	506	1,281	(775)	1,391	12,890	22,907	37,188	36,413
Columbia VIT Small Cap Value (Grandmaster flex3 )	151	522	(371)	(110)	3,839	8,094	11,823	11,452
Columbia VIT Small Cap Value (Grandmaster )	117	399	(282)	189	2,984	5,661	8,834	8,552
Columbia VIT Small Cap Value (Pinnacle Plus )	372	1,274	(902)	5,733	9,453	5,021	20,207	19,305
Columbia VIT Small Cap Value (Pinnacle )	63	321	(258)	180	1,589	7,405	9,174	8,916
Columbia VIT Small Cap Value (Pinnacle IV )	91	350	(259)	368	2,329	4,596	7,293	7,034
Columbia VIT Small Cap Value (Pinnacle V )	7,055	27,673	(20,618)	22,484	179,490	334,102	536,076	515,458
Franklin Growth and Income VIP Fund (AdvantEdge )	3,037	1,955	1,082	(2,695)	8,954	6,436	12,695	13,777
Franklin Growth and Income VIP Fund (AnnuiChoice )	25,821	9,709	16,112	121,032	76,126	(125,523)	71,635	87,747
Franklin Growth and Income VIP Fund (AnnuiChoice II )	9,875	3,616	6,259	21,920	29,116	(28,456)	22,580	28,839
Franklin Growth and Income VIP Fund (Grandmaster )	13,345	6,574	6,771	17,182	39,342	(14,701)	41,823	48,594
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	9,141	6,019	3,122	95,082	26,948	(106,802)	15,228	18,350
Franklin Growth and Income VIP Fund (IQ Annuity )	35,404	19,829	15,575	102,596	104,381	(91,414)	115,563	131,138
Franklin Growth and Income VIP Fund (Pinnacle )	19,604	10,107	9,497	23,123	57,801	(17,555)	63,369	72,866
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	1	—	1	—	3	—	3	4
Franklin Growth and Income VIP Fund (Pinnacle IV )	29,053	15,823	13,230	69,452	85,656	(64,068)	91,040	104,270
Franklin Growth and Income VIP Fund (Pinnacle Plus )	7,393	4,885	2,508	12,697	21,794	(10,394)	24,097	26,605
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	6,421	2,605	3,816	3,044	18,932	(1,387)	20,589	24,405
Franklin Growth and Income VIP Fund (Pinnacle V )	34,651	21,765	12,886	28,891	102,160	(6,981)	124,070	136,956
Franklin Income VIP Fund (AdvantEdge )	14,336	4,586	9,750	(1,253)	—	25,700	24,447	34,197
Franklin Income VIP Fund (AnnuiChoice )	54,826	11,133	43,693	10,162	—	80,209	90,371	134,064
Franklin Income VIP Fund (AnnuiChoice II )	365,767	86,045	279,722	(5,898)	—	631,923	626,025	905,747
Franklin Income VIP Fund (Grandmaster )	44,320	12,484	31,836	6,919	—	69,544	76,463	108,299
Franklin Income VIP Fund (GrandMaster flex3 )	104,183	32,273	71,910	10,796	—	159,767	170,563	242,473
Franklin Income VIP Fund (IQ Advisor Standard )	165	20	145	(1)	—	280	279	424
Franklin Income VIP Fund (IQ Annuity )	61,644	17,618	44,026	(2,161)	—	94,023	91,862	135,888
Franklin Income VIP Fund (Pinnacle IV )	103,766	30,753	73,013	6,812	—	165,624	172,436	245,449
Franklin Income VIP Fund (Pinnacle Plus )	23,482	7,221	16,261	(18,486)	—	59,742	41,256	57,517
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	18,068	4,682	13,386	(18,796)	—	54,229	35,433	48,819
Franklin Income VIP Fund (Pinnacle V )	216,663	68,410	148,253	(109,530)	—	481,916	372,386	520,639
Franklin Large Cap Growth VIP Fund (AdvantEdge )	—	13,219	(13,219)	48,444	13,270	(97,009)	(35,295)	(48,514)
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	—	691	(691)	(16,388)	894	11,945	(3,549)	(4,240)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	—	4,962	(4,962)	52,218	5,194	(75,847)	(18,435)	(23,397)
Franklin Large Cap Growth VIP Fund (Grandmaster )	—	641	(641)	(4,293)	1,276	2,724	(293)	(934)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	—	1,733	(1,733)	9,328	1,665	(14,334)	(3,341)	(5,074)
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard )	—	19	(19)	4,077	—	(5,773)	(1,696)	(1,715)
Franklin Large Cap Growth VIP Fund (IQ Annuity )	—	2,652	(2,652)	2,588	2,885	(9,126)	(3,653)	(6,305)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle )	$—	$1,104	$(1,104)	$(1,230)	$1,354	$(1,849)	$(1,725)	$(2,829)
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	—	4,780	(4,780)	(41,370)	5,765	29,591	(6,014)	(10,794)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	—	4,308	(4,308)	(44,642)	4,096	24,524	(16,022)	(20,330)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	—	1,134	(1,134)	(6,248)	1,322	3,667	(1,259)	(2,393)
Franklin Large Cap Growth VIP Fund (Pinnacle V )	—	24,439	(24,439)	34,130	24,191	(71,254)	(12,933)	(37,372)
Franklin Mutual Shares VIP Fund (AdvantEdge )	30,530	24,877	5,653	76,852	125,773	(10,509)	192,116	197,769
Franklin Mutual Shares VIP Fund (AnnuiChoice )	8,374	4,217	4,157	13,912	34,498	6,800	55,210	59,367
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	56,818	30,169	26,649	93,270	234,063	40,886	368,219	394,868
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	16,407	12,949	3,458	25,792	67,585	16,013	109,390	112,848
Franklin Mutual Shares VIP Fund (IQ Annuity )	9,247	6,780	2,467	15,621	38,090	4,237	57,948	60,415
Franklin Mutual Shares VIP Fund (Pinnacle )	11,538	9,161	2,377	50,856	47,530	(9,757)	88,629	91,006
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )	155	86	69	161	634	205	1,000	1,069
Franklin Mutual Shares VIP Fund (Pinnacle IV )	21,855	16,098	5,757	22,239	90,032	29,360	141,631	147,388
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	5,419	4,971	448	36,923	22,326	(23,011)	36,238	36,686
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	5,751	3,076	2,675	(21,088)	23,692	33,413	36,017	38,692
Franklin Mutual Shares VIP Fund (Pinnacle V )	196,861	146,737	50,124	(21,499)	810,977	524,286	1,313,764	1,363,888
Franklin Mutual Shares VIP Fund(Grandmaster )	9,909	7,050	2,859	40,021	40,824	(17,272)	63,573	66,432
Franklin Small Cap Value VIP Fund (AdvantEdge )	828	1,845	(1,017)	(2,871)	15,218	21,240	33,587	32,570
Franklin Small Cap Value VIP Fund (Annuichoice )	429	550	(121)	(828)	7,866	7,116	14,154	14,033
Franklin Small Cap Value VIP Fund (Annuichoice II )	1,953	2,752	(799)	4,285	35,893	22,528	62,706	61,907
Franklin Small Cap Value VIP Fund (Grandmaster )	104	641	(537)	(2,767)	1,918	14,621	13,772	13,235
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	534	785	(251)	(112)	9,814	6,377	16,079	15,828
Franklin Small Cap Value VIP Fund (IQ Annuuity )	184	427	(243)	(3,769)	3,384	8,252	7,867	7,624
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	226	414	(188)	(118)	4,154	2,631	6,667	6,479
Franklin Small Cap Value VIP Fund (Pinnacle )	206	589	(383)	(1,698)	3,803	7,178	9,283	8,900
Franklin Small Cap Value VIP Fund (Pinnacle IV )	117	237	(120)	(1,100)	2,159	3,267	4,326	4,206
Franklin Small Cap Value VIP Fund (Pinnacle V )	8,629	16,529	(7,900)	(52,944)	158,584	159,537	265,177	257,277
Invesco VI American Franchise (AdvantEdge )	—	56	(56)	42	324	(275)	91	35
Invesco VI American Franchise (AnnuiChoice )	—	65	(65)	141	597	(611)	127	62
Invesco VI American Franchise (AnnuiChoice II )	—	983	(983)	1,358	7,904	(7,542)	1,720	737
Invesco VI American Franchise (Grandmaster )	—	37	(37)	77	252	(289)	40	3
Invesco VI American Franchise (GrandMaster flex3 )	—	186	(186)	3,416	1,309	(4,313)	412	226
Invesco VI American Franchise (IQ Advisor Standard )	—	21	(21)	20	313	(267)	66	45
Invesco VI American Franchise (IQ Annuity )	—	3,873	(3,873)	9,791	24,340	(29,727)	4,404	531
Invesco VI American Franchise (Pinnacle )	—	974	(974)	(4,663)	9,312	(4,361)	288	(686)
Invesco VI American Franchise (Pinnacle IV )	—	1,959	(1,959)	(314)	12,372	(12,157)	(99)	(2,058)
Invesco VI American Franchise (Pinnacle Plus )	—	(48)	48	380	1,649	(1,782)	247	295
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	—	149	(149)	(8)	1,201	(821)	372	223
Invesco VI American Franchise (Pinnacle V )	—	15,568	(15,568)	29,994	86,528	(95,185)	21,337	5,769
Invesco VI American Value (AdvantEdge )	142	1,887	(1,745)	(24,724)	6,858	27,787	9,921	8,176
Invesco VI American Value (AnnuiChoice )	26	224	(198)	1,343	1,287	787	3,417	3,219

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AnnuiChoice II )	$699	$6,111	$(5,412)	$27,075	$33,886	$34,886	$95,847	$90,435
Invesco VI American Value (Grandmaster )	61	698	(637)	(7,070)	2,953	10,413	6,296	5,659
Invesco VI American Value (Grandmaster flex3 )	14	155	(141)	(1,774)	697	1,755	678	537
Invesco VI American Value (IQ Annuity )	70	897	(827)	1,545	3,399	1,945	6,889	6,062
Invesco VI American Value (Pinnacle )	50	569	(519)	(1,861)	2,422	5,171	5,732	5,213
Invesco VI American Value (Pinnacle IV )	90	1,185	(1,095)	(8,738)	4,337	15,360	10,959	9,864
Invesco VI American Value (Pinnacle Plus Reduced M&E )	9	110	(101)	(5,446)	452	4,407	(587)	(688)
Invesco VI American Value (Pinnacle V )	3,220	39,187	(35,967)	(185,446)	156,272	460,843	431,669	395,702
Invesco VI Comstock (AdvantEdge )	3,840	4,977	(1,137)	24,478	23,084	(6,552)	41,010	39,873
Invesco VI Comstock (AnnuiChoice )	4,085	3,012	1,073	26,086	24,555	(11,487)	39,154	40,227
Invesco VI Comstock (AnnuiChoice II )	15,646	13,116	2,530	78,651	94,065	14,074	186,790	189,320
Invesco VI Comstock (Grandmaster )	2,448	2,486	(38)	170	14,714	12,705	27,589	27,551
Invesco VI Comstock (GrandMaster flex3 )	854	996	(142)	223	5,134	4,237	9,594	9,452
Invesco VI Comstock (IQ Advisor Standard )	45	20	25	(2)	271	246	515	540
Invesco VI Comstock (IQ Annuity )	4,245	4,971	(726)	68,576	25,516	(50,731)	43,361	42,635
Invesco VI Comstock (Pinnacle )	1,567	1,640	(73)	7,478	9,416	764	17,658	17,585
Invesco VI Comstock (Pinnacle IV )	2,849	3,177	(328)	6,559	17,128	8,488	32,175	31,847
Invesco VI Comstock (Pinnacle Plus )	—	31	(31)	2,649	—	(4,708)	(2,059)	(2,090)
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	482	428	54	174	2,898	2,518	5,590	5,644
Invesco VI Comstock (Pinnacle V )	75,104	87,480	(12,376)	284,959	451,509	160,304	896,772	884,396
Invesco VI International Growth Class II (Advantedge)	3,600	4,355	(755)	(377)	—	(6,345)	(6,722)	(7,477)
Invesco VI International Growth Class II (IQ Advisor Enhanced )	5,592	5,203	389	1,966	—	(7,775)	(5,809)	(5,420)
Invesco VI International Growth Class II (Pinnacle )	572	706	(134)	632	—	(1,516)	(884)	(1,018)
Invesco VI International Growth Class II (Pinnacle Plus )	1,363	1,502	(139)	(6,315)	—	5,277	(1,038)	(1,177)
Invesco VI International Growth Class II (Pinnacle V )	22,908	28,183	(5,275)	5,880	—	(34,900)	(29,020)	(34,295)
Invesco VI International Growth II (Annuichoice)	1,768	1,520	248	111	—	(3,014)	(2,903)	(2,655)
Invesco VI International Growth II (Grandmaster )	197	155	42	(106)	—	(386)	(492)	(450)
Invesco VI International Growth II (Grandmaster flex3 )	58	78	(20)	(4)	—	(89)	(93)	(113)
Invesco VI Mid Cap Growth II (Annuichoice II )*	—	1	(1)	—	—	(13)	(13)	(14)
Invesco VI Mid Cap Growth II (Pinnacle IV )*	—	7	(7)	—	—	(85)	(85)	(92)
Invesco VI Mid Cap Growth II (Pinnacle V )*	—	229	(229)	(769)	1,569	(2,683)	(1,883)	(2,112)
Templeton Foreign VIP Fund (IQ Annuity )	4,887	3,418	1,469	(1,986)	4,377	9,222	11,613	13,082
Templeton Foreign VIP Fund (Pinnacle )	8,806	6,003	2,803	(7,336)	7,888	20,974	21,526	24,329
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E )	282	100	182	(1,039)	253	757	(29)	153
Templeton Foreign VIP Fund (Pinnacle IV )	11,202	8,167	3,035	2,615	10,034	9,538	22,187	25,222
Templeton Foreign VIP Fund (Pinnacle V )	72,091	59,134	12,957	(20,955)	64,570	203,989	247,604	260,561
Templeton Foreign VIP Fund (AnnuiChoice )	5,628	2,929	2,699	(185)	5,040	9,047	13,902	16,601
Templeton Foreign VIP Fund (AnnuiChoice II )	19,087	11,270	7,817	(299)	17,096	46,143	62,940	70,757
Templeton Foriegn VIP Fund (AdvantEdge )	10,821	9,214	1,607	(3,351)	9,692	18,176	24,517	26,124
Templeton Foriegn VIP Fund (Grandmaster )	5,132	3,822	1,310	(2,904)	4,596	9,099	10,791	12,101
Templeton Foriegn VIP Fund (GrandMaster flex3 )	4,461	3,795	666	(12,414)	3,996	20,413	11,995	12,661

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Foriegn VIP Fund (IQ Advisor Standard )	$1,078	$346	$732	$(4,310)	$966	$5,870	$2,526	$3,258
Templeton Foriegn VIP Fund (Pinnacle Plus )	2,042	1,567	475	(2,161)	1,830	4,333	4,002	4,477
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E )	2,589	1,548	1,041	(1,050)	2,319	6,132	7,401	8,442
Templeton Global Bond VIP Fund (Pinnacle )	—	696	(696)	(7,927)	60	7,611	(256)	(952)
Templeton Global Bond VIP Fund (Grandmaster )	—	5,364	(5,364)	(1,103)	336	11,514	10,747	5,383
Templeton Global Bond VIP Fund (GrandMaster flex3 )	—	1,187	(1,187)	(1,189)	67	2,821	1,699	512
Templeton Global Bond VIP Fund (Pinnacle V )	—	13,692	(13,692)	(22,387)	831	45,721	24,165	10,473
Templeton Global Bond VIP Fund (Advantedge )	—	431	(431)	(606)	26	566	(14)	(445)
Templeton Global Bond VIP Fund (Pinnacle IV )	—	49,322	(49,322)	(44,918)	2,699	137,891	95,672	46,350
Templeton Global Bond VIP Fund (Annuichoice )	—	1,238	(1,238)	(2,508)	100	4,904	2,496	1,258
Templeton Global Bond VIP Fund (AnnuiChoice II )	—	1,032	(1,032)	(5,408)	76	7,351	2,019	987
Templeton Growth VIP Fund (AdvantEdge )	2,358	1,842	516	(1,501)	4,535	5,838	8,872	9,388
Templeton Growth VIP Fund (AnnuiChoice )	4,760	2,309	2,451	1,770	9,153	6,896	17,819	20,270
Templeton Growth VIP Fund (AnnuiChoice II )	3,346	1,765	1,581	10,357	6,436	(6,621)	10,172	11,753
Templeton Growth VIP Fund (Grandmaster )	4,644	3,096	1,548	(272)	8,933	8,320	16,981	18,529
Templeton Growth VIP Fund (GrandMaster flex3 )	7,177	5,907	1,270	35,731	13,803	(22,925)	26,609	27,879
Templeton Growth VIP Fund (IQ Annuity )	6,723	4,770	1,953	34,276	12,932	(27,267)	19,941	21,894
Templeton Growth VIP Fund (Pinnacle )	12,064	8,087	3,977	(6,255)	23,203	25,272	42,220	46,197
Templeton Growth VIP Fund (Pinnacle IV )	8,920	6,404	2,516	(14,714)	17,156	29,746	32,188	34,704
Templeton Growth VIP Fund (Pinnacle Plus )	3,403	2,501	902	(17,224)	6,546	17,806	7,128	8,030
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	2,106	1,409	697	(2,194)	4,049	9,355	11,210	11,907
Templeton Growth VIP Fund (Pinnacle V )	17,181	13,073	4,108	(17,766)	33,044	45,440	60,718	64,826
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	16,624	4,900	11,724	(6,529)	—	18,903	12,374	24,098
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	4,590	830	3,760	(3,418)	—	7,135	3,717	7,477
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	6,078	1,260	4,818	(3,400)	—	8,444	5,044	9,862
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3 )	8,142	2,248	5,894	(3,008)	—	6,995	3,987	9,881
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	3,897	1,022	2,875	(847)	—	4,528	3,681	6,556
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	9,519	2,335	7,184	(3,729)	—	10,354	6,625	13,809
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	9,848	2,505	7,343	(6,303)	—	16,028	9,725	17,068
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	2,437	612	1,825	(714)	—	2,568	1,854	3,679
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	947	210	737	(1,114)	—	1,970	856	1,593
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	40,449	9,825	30,624	(9,264)	—	23,818	14,554	45,178
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	1,475	5,476	(4,001)	(12,443)	—	32,805	20,362	16,361
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	672	1,610	(938)	(1,940)	—	8,456	6,516	5,578
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	1,026	2,652	(1,626)	(6,128)	—	21,557	15,429	13,803
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	654	1,949	(1,295)	(1,554)	—	11,766	10,212	8,917
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	633	2,636	(2,003)	(1,191)	—	3,269	2,078	75
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard )	353	403	(50)	(552)	—	6,053	5,501	5,451
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	762	2,286	(1,524)	(1,933)	—	9,473	7,540	6,016
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	1,259	3,966	(2,707)	780	—	12,156	12,936	10,229
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	1,777	5,924	(4,147)	(11,064)	—	33,078	22,014	17,867

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	$702	$2,317	$(1,615)	$(4,256)	$—	$17,313	$13,057	$11,442
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	138	517	(379)	(444)	—	(2,103)	(2,547)	(2,926)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	4,852	18,482	(13,630)	(39,536)	—	83,514	43,978	30,348
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	1,628	2,214	(586)	6,593	—	(1,016)	5,577	4,991
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	762	844	(82)	2,490	—	2,262	4,752	4,670
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	3,972	5,898	(1,926)	50,971	—	(31,698)	19,273	17,347
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	1,997	1,898	99	9,577	—	320	9,897	9,996
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	4,227	4,525	(298)	29,337	—	(7,641)	21,696	21,398
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	1,330	2,045	(715)	11,841	—	(16,439)	(4,598)	(5,313)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	1,200	1,782	(582)	11,419	—	(5,037)	6,382	5,800
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard )	—	6	(6)	946	—	(907)	39	33
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	2,214	2,888	(674)	16,116	—	(4,488)	11,628	10,954
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	4,445	6,178	(1,733)	1,546	—	22,679	24,225	22,492
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	29,401	42,766	(13,365)	82,837	—	48,493	131,330	117,965
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	—	1,866	(1,866)	(107)	3,211	(3,339)	(235)	(2,101)
BlackRock Capital Appreciation VI (AnnuiChoice II)	—	7,668	(7,668)	(2,293)	18,614	(17,633)	(1,312)	(8,980)
BlackRock Capital Appreciation VI (Annuichoice )	—	515	(515)	(1,112)	1,305	(938)	(745)	(1,260)
BlackRock Capital Appreciation VI (Grandmaster flex3 )	—	471	(471)	(336)	854	(414)	104	(367)
BlackRock Capital Appreciation VI Class III (Grandmaster )	—	1,558	(1,558)	(22,371)	868	8,637	(12,866)	(14,424)
BlackRock Capital Appreciation VI Class III (Pinnacle )	—	529	(529)	(122)	1,078	(1,056)	(100)	(629)
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	—	1,365	(1,365)	(326)	2,624	(1,924)	374	(991)
BlackRock Capital Appreciation VI Class III (Pinnacle V )	—	55,437	(55,437)	1,733	107,904	(7,324)	102,313	46,876
BlackRock Global Allocation VI (Advantedge )	407	2,022	(1,615)	(37,221)	—	38,570	1,349	(266)
BlackRock Global Allocation VI (AnnuiChoice II)	11,064	10,142	922	(2,607)	—	24,497	21,890	22,812
BlackRock Global Allocation VI (Annuichoice )	1,809	1,551	258	(5,636)	—	9,016	3,380	3,638
BlackRock Global Allocation VI (Grandmaster flex3 )	1,438	2,617	(1,179)	(11,824)	—	17,196	5,372	4,193
BlackRock Global Allocation VI (Grandmaster )	953	939	14	(474)	—	2,338	1,864	1,878
BlackRock Global Allocation VI Class III (Pinnacle )	541	967	(426)	(6,685)	—	8,883	2,198	1,772
BlackRock Global Allocation VI Class III (Pinnacle IV )	4,202	4,920	(718)	(3,999)	—	14,164	10,165	9,447
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E )	—	36	(36)	(1,641)	—	1,557	(84)	(120)
BlackRock Global Allocation VI Class III (Pinnacle V )	4,854	5,912	(1,058)	(3,211)	—	12,610	9,399	8,341
BlackRock High Yield VI Class III (Annuichoice )*	51	9	42	1	—	122	123	165
BlackRock High Yield VI Class III (Pinnacle V )*	360	39	321	8	—	354	362	683
BlackRock Total Return VI Class III (AnnuiChoice II)*	575	379	196	3	—	(1,203)	(1,200)	(1,004)
BlackRock Total Return VI Class III (Pinnacle )*	357	266	91	(3)	—	(876)	(879)	(788)
BlackRock Total Return VI Class III (Pinnacle V )*	1,269	1,073	196	(552)	—	(4,312)	(4,864)	(4,668)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	5,759	4,131	1,628	(1,939)	—	18,972	17,033	18,661
TOPS Managed Risk Moderate Growth ETF (Pinnacle V )	251	242	9	(105)	—	840	735	744
TOPS Managed Risk Moderate Growth ETF (Annuichoice )	—	2	(2)	(584)	—	433	(151)	(153)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
TOPS Managed Risk Moderate Growth ETF (Advantedge )	$2,489	$2,913	$(424)	$(614)	$—	$11,306	$10,692	$10,268
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	56,982	40,459	16,523	(109,223)	—	207,458	98,235	114,758
TOPS Managed Risk Moderate Growth ETF (Grandmaster )	113	46	67	1	—	86	87	154
Non-Affiliated Class 4:
American Funds Bond (Pinnacle V )*	5,387	2,986	2,401	10	10	(17,807)	(17,787)	(15,386)
American Funds Capital Income Builder (Pinnacle )	173	72	101	(7)	—	(149)	(156)	(55)
American Funds Capital Income Builder (Pinnacle IV )	268	124	144	11	—	(556)	(545)	(401)
American Funds Capital Income Builder (Pinnacle V )	6,187	2,608	3,579	(597)	—	(3,572)	(4,169)	(590)
American Funds Capital Income Builder (AnnuiChoice )	66	9	57	—	—	43	43	100
American Funds Capital Income Builder (AnnuiChoice II )	1,315	396	919	24	—	(1,589)	(1,565)	(646)
American Funds Global Growth (AdvantEdge )	456	1,443	(987)	(7,744)	7,986	(1,638)	(1,396)	(2,383)
American Funds Global Growth (AnnuiChoice )	2,433	3,259	(826)	(3,915)	27,690	(24,329)	(554)	(1,380)
American Funds Global Growth (AnnuiChoice II )	987	1,630	(643)	(4,028)	11,740	(8,308)	(596)	(1,239)
American Funds Global Growth (GrandMaster )	6,546	12,755	(6,209)	(10,464)	80,020	(76,654)	(7,098)	(13,307)
American Funds Global Growth (GrandMaster flex3 )	520	1,841	(1,321)	(18,386)	11,674	8,816	2,104	783
American Funds Global Growth (Pinnacle )	142	354	(212)	(7,112)	3,066	4,082	36	(176)
American Funds Global Growth (Pinnacle IV )	16,118	34,260	(18,142)	(26,427)	200,225	(182,438)	(8,640)	(26,782)
American Funds Global Growth (Pinnacle V )	44,336	98,507	(54,171)	(45,425)	536,724	(506,757)	(15,458)	(69,629)
American Funds Growth (AdvantEdge )	1,024	1,583	(559)	(2,499)	5,936	6,805	10,242	9,683
American Funds Growth (AnnuiChoice )	167	255	(88)	(2,952)	2,839	3,363	3,250	3,162
American Funds Growth (AnnuiChoice II )	631	1,244	(613)	(1,962)	9,559	1,150	8,747	8,134
American Funds Growth (GrandMaster )	144	346	(202)	(1,286)	2,430	1,030	2,174	1,972
American Funds Growth (GrandMaster flex3 )	65	167	(102)	(37)	994	(27)	930	828
American Funds Growth (Pinnacle )	175	412	(237)	(838)	2,839	409	2,410	2,173
American Funds Growth (Pinnacle IV )	555	1,369	(814)	(1,267)	8,398	1,463	8,594	7,780
American Funds Growth (Pinnacle V )	8,616	17,561	(8,945)	(29,402)	86,205	59,938	116,741	107,796
American Funds Growth-Income (AdvantEdge )	1,615	2,541	(926)	(14,915)	18,863	11,179	15,127	14,201
American Funds Growth-Income (AnnuiChoice )	7,839	5,058	2,781	(7,611)	53,825	2,565	48,779	51,560
American Funds Growth-Income (AnnuiChoice II )	2,903	2,138	765	(3,649)	21,857	1,732	19,940	20,705
American Funds Growth-Income (GrandMaster )	15,336	16,376	(1,040)	(8,948)	134,670	(10,889)	114,833	113,793
American Funds Growth-Income (GrandMaster flex3 )	6,540	3,485	3,055	(8,515)	18,303	13,200	22,988	26,043
American Funds Growth-Income (Pinnacle )	1,506	299	1,207	(258)	222	2,666	2,630	3,837
American Funds Growth-Income (Pinnacle IV )	40,532	46,188	(5,656)	(40,362)	352,785	(11,839)	300,584	294,928
American Funds Growth-Income (Pinnacle V )	114,137	132,485	(18,348)	(121,477)	917,341	26,702	822,566	804,218
American Funds New World (AdvantEdge )	136	480	(344)	(2,493)	—	4,615	2,122	1,778
American Funds New World (AnnuiChoice )	32	51	(19)	(16)	—	235	219	200
American Funds New World (AnnuiChoice II )	355	447	(92)	(1,851)	—	4,119	2,268	2,176
American Funds New World (GrandMaster )	24	48	(24)	(2,268)	—	64	(2,204)	(2,228)
American Funds New World (GrandMaster flex3 )	180	447	(267)	(1,465)	—	2,531	1,066	799
American Funds New World (Pinnacle )	8	179	(171)	(2,276)	—	3,608	1,332	1,161
American Funds New World (Pinnacle IV )	237	549	(312)	(1,651)	—	2,899	1,248	936

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds New World (Pinnacle V )	$1,052	$1,854	$(802)	$(9,925)	$—	$14,465	$4,540	$3,738
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	4,922	6,105	(1,183)	24,628	34,176	25,938	84,742	83,559
Deutsche Small Cap Index VIP (Pinnacle IV )	259	352	(93)	268	1,801	2,543	4,612	4,519
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	—	66	(66)	4	—	2,274	2,278	2,212
Deutsche Small Cap Index (AnnuiChoice II )	1,061	1,446	(385)	3,647	9,663	10,935	24,245	23,860
Deutsche Small Cap Index (AnnuiChoice )	827	852	(25)	2,027	7,521	4,476	14,024	13,999
Deutsche Small Cap Index (GrandMaster flex3 )	424	917	(493)	(751)	3,858	8,711	11,818	11,325
Deutsche Small Cap Index (Grandmaster )	890	1,465	(575)	(2,685)	8,107	13,870	19,292	18,717
Deutsche Small Cap Index (IQ3 )	770	1,347	(577)	7,968	7,012	1,175	16,155	15,578
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	72	102	(30)	(40)	657	1,070	1,687	1,657
Deutsche Small Cap Index (Pinnacle Plus )	448	654	(206)	6,377	4,082	(2,435)	8,024	7,818
Deutsche Small Cap Index VIP (Pinnacle IV )	1,985	3,461	(1,476)	1,847	18,072	21,660	41,579	40,103
Deutsche Small Cap Index VIP (Pinnacle V )	2,929	7,866	(4,937)	14,413	26,665	76,466	117,544	112,607
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	2,195	1,315	880	(5,105)	—	11,549	6,444	7,324
Pimco VIT All Asset (IQ Annuity )	7,578	4,197	3,381	(7,968)	—	33,343	25,375	28,756
Pimco VIT All Asset (Pinnacle )	3,956	2,058	1,898	(319)	—	14,235	13,916	15,814
Pimco VIT All Asset (Pinnacle II Reduced M&E )	129	143	(14)	(574)	—	2,701	2,127	2,113
Pimco VIT All Asset (AnnuiChoice II )	3,261	1,519	1,742	(3,707)	—	15,862	12,155	13,897
Pimco VIT All Asset (AnnuiChoice )	579	266	313	(4,567)	—	6,747	2,180	2,493
Pimco VIT All Asset (GrandMaster flex3 )	4,779	2,736	2,043	(2,450)	—	17,232	14,782	16,825
Pimco VIT All Asset (Grandmaster )	3,000	1,697	1,303	(8,159)	—	20,270	12,111	13,414
Pimco VIT All Asset (Pinnacle IV )	3,681	2,092	1,589	(3,473)	—	16,887	13,414	15,003
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	308	140	168	7	—	1,140	1,147	1,315
Pimco VIT All Asset (Pinnacle Plus )	148	17	131	—	—	82	82	213
Pimco VIT All Asset (Pinnacle V )	15,299	9,062	6,237	(6,043)	—	58,043	52,000	58,237
Pimco VIT Foreign Bond (AnnuiChoice )*	20	5	15	—	9	(45)	(36)	(21)
Pimco VIT Foreign Bond (Pinnacle V )*	77	36	41	—	37	(183)	(146)	(105)
Pimco VIT Commodity Real Return (Pinnacle )	162	218	(56)	(5,782)	—	7,788	2,006	1,950
Pimco VIT Commodity Real Return (Pinnacle IV )	563	831	(268)	(19,032)	—	26,633	7,601	7,333
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E )	30	65	(35)	(617)	—	2,245	1,628	1,593
Pimco VIT Commodity Real Return (Pinnacle V )	13,866	21,510	(7,644)	(308,997)	—	467,620	158,623	150,979
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	2,931	4,754	(1,823)	(82,056)	—	121,315	39,259	37,436
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	2,531	2,805	(274)	(35,215)	—	67,771	32,556	32,282
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	218	225	(7)	(22,996)	—	25,988	2,992	2,985
Pimco VIT Commodity Real Return Strategy (Grandmaster )	298	445	(147)	(16,565)	—	22,474	5,909	5,762
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	761	1,063	(302)	(6,894)	—	16,051	9,157	8,855
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	575	794	(219)	(20,216)	—	28,194	7,978	7,759
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	40	39	1	(876)	—	1,238	362	363

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	$111	$197	$(86)	$(3,000)	$—	$4,444	$1,444	$1,358
Pimco VIT Long Term Government (IQ Annuity )	109	93	16	58	—	(1,603)	(1,545)	(1,529)
Pimco VIT Long Term Government (Pinnacle )	1,061	925	136	5,032	—	(2,467)	2,565	2,701
Pimco VIT Long Term Government (Pinnacle V )	753	592	161	74	—	(7,561)	(7,487)	(7,326)
Pimco VIT Long Term Government (AdvantEdge )	786	686	100	(2,235)	—	31	(2,204)	(2,104)
Pimco VIT Long Term Government (Pinnacle IV )	7,894	6,812	1,082	(31,940)	—	(33,577)	(65,517)	(64,435)
Pimco VIT Long Term Government (Annuichoice )	648	351	297	3,856	—	(3,103)	753	1,050
Pimco VIT Long Term Government (AnnuiChoice II )	738	455	283	462	—	(2,499)	(2,037)	(1,754)
Pimco VIT Low Duration (AnnuiChoice II )	19,508	16,406	3,102	(43,103)	—	38,247	(4,856)	(1,754)
Pimco VIT Low Duration (AnnuiChoice )	1,360	984	376	(2,294)	—	2,350	56	432
Pimco VIT Low Duration (GrandMaster flex3 )	33,017	39,305	(6,288)	(168,611)	—	98,788	(69,823)	(76,111)
Pimco VIT Low Duration (Grandmaster )	6,859	6,932	(73)	(14,664)	—	11,694	(2,970)	(3,043)
Pimco VIT Low Duration (IQ Annuity )	5,331	5,944	(613)	(27,132)	—	21,262	(5,870)	(6,483)
Pimco VIT Low Duration (Pinnacle )	13,769	14,175	(406)	(75,607)	—	43,567	(32,040)	(32,446)
Pimco VIT Low Duration (Pinnacle IV )	3,240	3,481	(241)	(5,149)	—	3,392	(1,757)	(1,998)
Pimco VIT Low Duration (Pinnacle II Reduced M&E )	617	611	6	(4,795)	—	3,847	(948)	(942)
Pimco VIT Low Duration (AdvantEdge )	1,018	1,177	(159)	(48)	—	(24)	(72)	(231)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	414	356	58	(437)	—	334	(103)	(45)
Pimco VIT Low Duration (Pinnacle Plus )	516	614	(98)	(514)	—	498	(16)	(114)
Pimco VIT Low Duration (Pinnacle V )	31,448	35,062	(3,614)	(25,311)	—	17,394	(7,917)	(11,531)
Pimco VIT Real Return (Pinnacle IV )	2,565	1,716	849	(5,853)	—	9,485	3,632	4,481
Pimco VIT Real Return (AdvantEdge )	628	479	149	(5,138)	—	6,066	928	1,077
Pimco VIT Real Return (AnnuiChoice II )	5,759	3,043	2,716	(2,928)	—	10,413	7,485	10,201
Pimco VIT Real Return (AnnuiChoice )	2,587	1,202	1,385	(2,752)	—	6,037	3,285	4,670
Pimco VIT Real Return (GrandMaster flex3 )	938	668	270	(1,245)	—	2,564	1,319	1,589
Pimco VIT Real Return (Grandmaster )	1,656	1,036	620	(282)	—	2,371	2,089	2,709
Pimco VIT Real Return (IQ Annuity )	2,614	1,736	878	(403)	—	3,621	3,218	4,096
Pimco VIT Real Return (Pinnacle )	409	256	153	(51)	—	580	529	682
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	628	334	294	(38)	—	834	796	1,090
Pimco VIT Real Return (Pinnacle Plus )	1,025	570	455	(99)	—	(492)	(591)	(136)
Pimco VIT Real Return (Pinnacle V )	8,559	6,079	2,480	(7,994)	—	17,949	9,955	12,435
Pimco VIT Total Return (Pinnacle V )	491,760	387,833	103,927	(117,543)	—	217,828	100,285	204,212
Pimco VIT Total Return (AdvantEdge )	108,550	88,048	20,502	(77,358)	—	125,644	48,286	68,788
Pimco VIT Total Return (AnnuiChoice II )	84,508	49,098	35,410	(29,471)	—	42,334	12,863	48,273
Pimco VIT Total Return (AnnuiChoice )	11,140	5,641	5,499	(3,218)	—	7,372	4,154	9,653
Pimco VIT Total Return (GrandMaster flex3 )	8,187	6,445	1,742	(5,819)	—	8,312	2,493	4,235
Pimco VIT Total Return (Grandmaster )	10,050	6,885	3,165	(4,156)	—	7,494	3,338	6,503
Pimco VIT Total Return (IQ Annuity )	16,883	12,416	4,467	(7,966)	—	13,409	5,443	9,910
Pimco VIT Total Return (Pinnacle )	18,497	12,633	5,864	(7,837)	—	16,135	8,298	14,162
Pimco VIT Total Return (Pinnacle IV )	11,685	8,566	3,119	(8,700)	—	13,651	4,951	8,070

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle II Reduced M&E )	$64	$37	$27	$(887)	$—	$998	$111	$138
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	1,601	930	671	(1,156)	—	1,989	833	1,504
Pimco VIT Total Return (Pinnacle Plus )	8,784	7,433	1,351	(13,435)	—	18,399	4,964	6,315
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle )	506	133	373	(2,145)	—	(126)	(2,271)	(1,898)
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV )	241	75	166	(252)	—	(799)	(1,051)	(885)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V )	12,858	5,361	7,497	(11,461)	—	(55,271)	(66,732)	(59,235)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	7,144	3,049	4,095	(4,076)	—	(32,286)	(36,362)	(32,267)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	2,658	786	1,872	(1,019)	—	(12,459)	(13,478)	(11,606)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )	1,546	592	954	(3,843)	—	(4,063)	(7,906)	(6,952)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	813	315	498	(4,931)	—	773	(4,158)	(3,660)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	314	141	173	(34)	—	(1,624)	(1,658)	(1,485)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	72	1,208	(1,136)	4,202	—	(4,838)	(636)	(1,772)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	137	1,598	(1,461)	1,272	—	(2,125)	(853)	(2,314)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	12	130	(118)	155	—	(239)	(84)	(202)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	6	90	(84)	87	—	(148)	(61)	(145)
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	51	545	(494)	4,935	—	(5,149)	(214)	(708)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	26	416	(390)	2,494	—	(2,727)	(233)	(623)
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	—	6	(6)	2	—	(2)	—	(6)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	47	696	(649)	426	—	(719)	(293)	(942)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	—	31	(31)	2	—	3	5	(26)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	24	384	(360)	478	—	(636)	(158)	(518)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	158	2,558	(2,400)	3,150	—	(4,249)	(1,099)	(3,499)
Guggenheim VT Long Short Equity (AdvantEdge )	—	272	(272)	(894)	—	1,124	230	(42)
Guggenheim VT Long Short Equity (AnnuiChoice II )	—	754	(754)	4,289	—	(4,136)	153	(601)
Guggenheim VT Long Short Equity (AnnuiChoice )	—	679	(679)	275	—	178	453	(226)
Guggenheim VT Long Short Equity (GrandMaster flex3 )	—	135	(135)	(6)	—	61	55	(80)
Guggenheim VT Long Short Equity (Grandmaster )	—	30	(30)	(12)	—	19	7	(23)
Guggenheim VT Long Short Equity (IQ Annuity )	—	514	(514)	2,549	—	(2,922)	(373)	(887)
Guggenheim VT Long Short Equity (Pinnacle )	—	69	(69)	(253)	—	215	(38)	(107)
Guggenheim VT Long Short Equity (Pinnacle IV )	—	401	(401)	2,302	—	(2,293)	9	(392)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	—	50	(50)	(21)	—	37	16	(34)
Guggenheim VT Long Short Equity (Pinnacle Plus )	—	132	(132)	15	—	34	49	(83)
Guggenheim VT Long Short Equity (Pinnacle V )	—	967	(967)	(954)	—	996	42	(925)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	2,663	2,018	645	834	—	(635)	199	844
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	12,458	13,833	(1,375)	8,853	—	(7,890)	963	(412)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	991	821	170	63	—	(49)	14	184
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	19,300	23,021	(3,721)	8,553	—	(9,157)	(604)	(4,325)
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	5,943	6,355	(412)	3,563	—	(1,816)	1,747	1,335
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	450	348	102	17	—	126	143	245

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	$20,559	$23,581	$(3,022)	$2,151	$—	$1,534	$3,685	$663
iShares TIPS Bond ETF (Varoom)	1,256	1,518	(262)	2	—	2,646	2,648	2,386
iShares TIPS Bond ETF (Varoom GLWB 2)	591	1,078	(487)	(735)	—	2,202	1,467	980
iShares TIPS Bond ETF (Varoom GLWB 3)	58	67	(9)	(9)	—	119	110	101
iShares TIPS Bond ETF (Varoom GLWB 5)	1,331	2,497	(1,166)	(129)	—	2,566	2,437	1,271
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	861	277	584	52	—	1,074	1,126	1,710
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,105	537	568	(1,227)	—	2,943	1,716	2,284
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	10,850	3,714	7,136	(69)	—	7,023	6,954	14,090
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	12,583	6,463	6,120	3,237	—	13,533	16,770	22,890
iShares S&P 500 Growth ETF (Varoom)	2,157	2,593	(436)	8,344	—	(1,547)	6,797	6,361
iShares S&P 500 Growth ETF (Varoom GLWB 1)	10,337	15,863	(5,526)	46,245	—	(10,554)	35,691	30,165
iShares S&P 500 Growth ETF (Varoom GLWB 2)	545	912	(367)	1,895	—	45	1,940	1,573
iShares S&P 500 Growth ETF (Varoom GLWB 3)	2,536	3,012	(476)	2,593	—	3,052	5,645	5,169
iShares S&P 500 Growth ETF (Varoom GLWB 4)	87,297	141,768	(54,471)	96,928	—	203,625	300,553	246,082
iShares S&P 500 Growth ETF (Varoom GLWB 5)	1,993	3,524	(1,531)	2,215	—	4,310	6,525	4,994
iShares Core S&P 500 Index ETF (Varoom)	9,861	8,030	1,831	17,590	—	25,686	43,276	45,107
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	176,484	191,405	(14,921)	756,940	—	943	757,883	742,962
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	15,702	18,457	(2,755)	51,555	—	16,321	67,876	65,121
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	23,172	19,868	3,304	46,150	—	55,782	101,932	105,236
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	1,150,747	1,322,946	(172,199)	778,734	—	4,269,171	5,047,905	4,875,706
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	60,134	75,194	(15,060)	92,526	—	170,472	262,998	247,938
iShares S&P 500 Value ETF (Varoom)	2,171	1,536	635	7,184	—	5,654	12,838	13,473
iShares S&P 500 Value ETF (Varoom GLWB 1)	9,289	9,149	140	49,970	—	2,512	52,482	52,622
iShares S&P 500 Value ETF (Varoom GLWB 2)	933	987	(54)	1,748	—	3,618	5,366	5,312
iShares S&P 500 Value ETF (Varoom GLWB 3)	5,516	4,022	1,494	1,398	—	28,513	29,911	31,405
iShares S&P 500 Value ETF (Varoom GLWB 4)	51,215	53,407	(2,192)	70,863	—	221,673	292,536	290,344
iShares S&P 500 Value ETF (Varoom GLWB 5)	3,728	4,312	(584)	9,483	—	12,848	22,331	21,747
iShares Core S&P MidCap Index ETF (Varoom)	3,711	3,795	(84)	10,573	—	26,355	36,928	36,844
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	39,417	54,365	(14,948)	283,010	—	120,536	403,546	388,598
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	4,931	7,143	(2,212)	42,383	—	7,210	49,593	47,381
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	6,873	7,036	(163)	7,791	—	56,908	64,699	64,536
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	263,991	383,645	(119,654)	466,987	—	2,209,912	2,676,899	2,557,245
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	11,145	16,537	(5,392)	31,365	—	80,274	111,639	106,247
iShares Core S&P Small Cap Index ETF (Varoom)	2,002	2,577	(575)	8,741	—	24,688	33,429	32,854
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	15,837	27,289	(11,452)	173,807	—	90,369	264,176	252,724
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	2,036	3,806	(1,770)	17,849	—	16,444	34,293	32,523
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	3,800	4,912	(1,112)	2,936	—	61,200	64,136	63,024
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	105,685	193,045	(87,360)	341,250	—	1,450,589	1,791,839	1,704,479
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	7,816	14,707	(6,891)	35,800	—	101,259	137,059	130,168
iShares International Treasury Bond (Varoom)	256	614	(358)	(242)	—	(849)	(1,091)	(1,449)
iShares International Treasury Bond (Varoom GLWB 1)	7,121	26,850	(19,729)	(13,334)	—	24,928	11,594	(8,135)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares International Treasury Bond (Varoom GLWB 2)	$112	$479	$(367)	$(189)	$—	$297	$108	$(259)
iShares International Treasury Bond (Varoom GLWB 3)	278	677	(399)	780	—	(1,908)	(1,128)	(1,527)
iShares International Treasury Bond (Varoom GLWB 4)	51,272	188,831	(137,559)	(3,690)	—	(46,162)	(49,852)	(187,411)
iShares International Treasury Bond (Varoom GLWB 5)	276	1,113	(837)	(36)	—	(319)	(355)	(1,192)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	5,192	4,169	1,023	4,076	—	17,426	21,502	22,525
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	10,651	12,724	(2,073)	47,719	—	(2,052)	45,667	43,594
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	4,357	3,460	897	2,537	—	7,766	10,303	11,200
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	26,966	33,986	(7,020)	47,105	—	65,595	112,700	105,680
Vanguard Emerging Markets Index Fund ETF (Varoom)	541	406	135	(798)	—	2,854	2,056	2,191
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	3,036	3,234	(198)	(4,332)	—	17,596	13,264	13,066
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	1,516	1,124	392	(802)	—	5,748	4,946	5,338
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	7,719	8,599	(880)	(4,304)	—	31,468	27,164	26,284
Vanguard Developed Markets Index Fund ETF (Varoom)	1,440	810	630	653	—	(575)	78	708
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	34,181	26,745	7,436	50,599	—	(52,106)	(1,507)	5,929
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	5,021	4,209	812	1,593	—	(1,734)	(141)	671
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	6,035	3,689	2,346	(3,325)	—	2,861	(464)	1,882
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	227,622	188,472	39,150	48,239	—	(32,357)	15,882	55,032
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	10,165	9,313	852	2,621	—	(2,748)	(127)	725
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	297	166	131	34	—	138	172	303
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	623	498	125	212	—	130	342	467
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	2,714	1,624	1,090	443	—	1,231	1,674	2,764
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	2,784	2,396	388	1,717	—	(243)	1,474	1,862
Vanguard Large-Cap Index ETF (Varoom)	1,415	1,191	224	1,494	—	4,718	6,212	6,436
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	6,596	8,129	(1,533)	25,263	—	4,274	29,537	28,004
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	5,161	4,459	702	2,701	—	17,445	20,146	20,848
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	14,803	19,812	(5,009)	53,964	—	15,230	69,194	64,185
Vanguard Mega Cap Index ETF (Varoom)	767	600	167	456	—	2,652	3,108	3,275
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	516	589	(73)	1,045	—	1,063	2,108	2,035
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	605	520	85	602	—	1,875	2,477	2,562
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,777	2,247	(470)	12,078	—	(4,510)	7,568	7,098
Vanguard REIT Index ETF (Varoom)	2,082	798	1,284	3,261	—	(1,346)	1,915	3,199
Vanguard REIT Index ETF (Varoom GLWB 2)	4,966	2,774	2,192	12,076	—	(7,077)	4,999	7,191
Vanguard REIT Index ETF (Varoom GLWB 3)	9,177	3,372	5,805	1,585	—	(9,295)	(7,710)	(1,905)
Vanguard REIT Index ETF (Varoom GLWB 5)	13,295	7,662	5,633	20,870	—	(8,435)	12,435	18,068
Vanguard Total Bond Market Index ETF (Varoom)	6,788	4,952	1,836	1,635	137	(4,550)	(2,778)	(942)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	188,828	187,622	1,206	145,987	3,284	(132,112)	17,159	18,365
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	17,072	18,434	(1,362)	11,174	304	(9,945)	1,533	171
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	22,216	17,547	4,669	9,288	455	(18,084)	(8,341)	(3,672)
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	1,231,664	1,322,472	(90,808)	93,184	24,246	(300,174)	(182,744)	(273,552)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	66,036	76,112	(10,076)	9,821	1,246	(15,916)	(4,849)	(14,925)
Vanguard VI Money Market (Varoom GLWB 2)	14	78	(64)	(34)	—	34	—	(64)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Operations (continued)

Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard VI Money Market (Varoom GLWB 3)	$403	$1,657	$(1,254)	$(741)	$—	$741	$—	$(1,254)
Vanguard VI Money Market (Varoom GLWB 5)	517	3,086	(2,569)	(885)	—	885	—	(2,569)
Vanguard Short Term Bond ETF (Varoom GLWB 2)	102	748	(646)	203	—	290	493	(153)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	798	1,056	(258)	128	9	(189)	(52)	(310)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	5,522	10,507	(4,985)	2,923	58	(2,115)	866	(4,119)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(272)	$2,573	$9,055	$11,356	$15,210	$(33,112)	$(2,719)	$(1,227)	$(21,848)	$(10,492)	$188,582	$178,090	137	(1,680)	(1,543)
Touchstone Aggressive ETF (AnnuiChoice ®)	3,157	11,810	23,100	38,067	—	(40,168)	3,874	(410)	(36,704)	1,363	598,809	600,172	288	(2,525)	(2,237)
Touchstone Aggressive ETF (AnnuiChoice II )	1,903	28,281	9,159	39,343	590	(58,488)	(8,450)	(3,825)	(70,173)	(30,830)	624,367	593,537	462	(3,901)	(3,439)
Touchstone Aggressive ETF (GrandMaster flex3 )	(12,434)	156,523	(94,755)	49,334	84,687	(917,512)	54,517	(264)	(778,572)	(729,238)	1,352,090	622,852	484	(49,407)	(48,923)
Touchstone Aggressive ETF (Grandmaster )	254	980	6,631	7,865	900	(1,683)	696	(20)	(107)	7,758	121,298	129,056	97	(105)	(8)
Touchstone Aggressive ETF (IQ Advisor Standard)	2,555	783	15,488	18,826	—	—	(104)	—	(104)	18,722	257,668	276,390	1	(6)	(5)
Touchstone Aggressive ETF (IQ Annuity )	3,548	271,559	82,846	357,953	15,674	(540,150)	(10)	(537)	(525,023)	(167,070)	6,037,955	5,870,885	913	(33,739)	(32,826)
Touchstone Aggressive ETF (Pinnacle )	879	2,530	24,264	27,673	—	(2,548)	(30)	(183)	(2,761)	24,912	427,067	451,979	—	(167)	(167)
Touchstone Aggressive ETF (Pinnacle IV )	(661)	23,064	2,035	24,438	10,846	(242,050)	128,518	(390)	(103,076)	(78,638)	413,144	334,506	6,275	(12,509)	(6,234)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	294	(6)	4,358	4,646	—	(161)	1,480	(197)	1,122	5,768	67,765	73,533	102	(24)	78
Touchstone Aggressive ETF (Pinnacle Plus )	(374)	1,742	7,700	9,068	—	(14,576)	(931)	(259)	(15,766)	(6,698)	155,538	148,840	30	(1,023)	(993)
Touchstone Aggressive ETF (Pinnacle V )	(1,666)	124,039	15,925	138,298	214,265	(291,451)	(98,176)	(13,674)	(189,036)	(50,738)	2,221,079	2,170,341	11,888	(21,166)	(9,278)
Touchstone Conservative ETF (AdvantEdge )	(266)	3,152	5,693	8,579	—	(12,253)	264	(1,183)	(13,172)	(4,593)	225,550	220,957	28	(1,061)	(1,033)
Touchstone Conservative ETF (AnnuiChoice II )	2,959	33,995	14,065	51,019	700	(201,913)	15,502	(5,811)	(191,522)	(140,503)	1,213,517	1,073,014	2,051	(14,917)	(12,866)
Touchstone Conservative ETF (AnnuiChoice )	(1,507)	4,260	8,783	11,536	—	(8,565)	(2,061)	(161)	(10,787)	749	168,656	169,405	27,927	(28,370)	(443)
Touchstone Conservative ETF (GrandMaster flex3 )	(10,345)	17,842	4,188	11,685	—	(95,562)	103,915	(375)	7,978	19,663	75,293	94,956	84,229	(83,081)	1,148
Touchstone Conservative ETF (Grandmaster )	21	413	2,563	2,997	—	(5,712)	(1,401)	(26)	(7,139)	(4,142)	66,451	62,309	603	(1,066)	(463)
Touchstone Conservative ETF (IQ Advisor Standard )	1,640	2,075	4,686	8,401	—	—	—	—	—	8,401	169,758	178,159	—	—	—
Touchstone Conservative ETF (IQ Annuity )	(610)	13,244	15,275	27,909	6,495	(132,667)	150,451	(488)	23,791	51,700	760,439	812,139	42,974	(41,556)	1,418
Touchstone Conservative ETF (Pinnacle )	(2,542)	850	9,453	7,761	398	(32,117)	(2,703)	(72)	(34,494)	(26,733)	141,304	114,571	23,553	(25,740)	(2,187)
Touchstone Conservative ETF (Pinnacle IV )	(3,473)	(18,233)	40,815	19,109	—	(87,336)	(200,278)	(320)	(287,934)	(268,825)	597,954	329,129	19,685	(39,585)	(19,900)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	97	(44)	58	111	—	(5,729)	19,733	(19)	13,985	14,096	5,580	19,676	1,585	(478)	1,107
Touchstone Conservative ETF (Pinnacle Plus )	(459)	797	5,323	5,661	—	(6,179)	(19,735)	(45)	(25,959)	(20,298)	150,127	129,829	—	(1,816)	(1,816)
Touchstone Conservative ETF Fund (Pinnacle V )	(19,759)	59,051	197,459	236,751	671,986	(455,293)	(1,417,839)	(33,406)	(1,234,552)	(997,801)	6,202,110	5,204,309	58,242	(143,469)	(85,227)
Touchstone Active Bond (AdvantEdge )	589	(1,033)	12,553	12,109	1,107	(66,774)	(19,086)	(1,367)	(86,120)	(74,011)	307,627	233,616	2,283	(9,197)	(6,914)
Touchstone Active Bond (AnnuiChoice II )	3,981	(4,935)	18,845	17,891	58,202	(65,926)	19,047	(2,611)	8,712	26,603	378,581	405,184	7,388	(6,769)	619
Touchstone Active Bond (AnnuiChoice )	5,892	(1,663)	21,373	25,602	1,819	(13,769)	7,071	(742)	(5,621)	19,981	519,490	539,471	864	(1,199)	(335)
Touchstone Active Bond (GrandMaster flex3 )	1,286	(1,456)	14,205	14,035	—	(23,955)	(18,650)	(403)	(43,008)	(28,973)	331,082	302,109	113	(3,085)	(2,972)
Touchstone Active Bond (Grandmaster )	1,199	(6,685)	19,853	14,367	—	(110,917)	5,346	(181)	(105,752)	(91,385)	334,239	242,854	347	(7,891)	(7,544)
Touchstone Active Bond (IQ Annuity )	2,315	(4,824)	27,842	25,333	375	(98,790)	2,414	(332)	(96,333)	(71,000)	572,203	501,203	637	(6,929)	(6,292)
Touchstone Active Bond (Pinnacle )	5,700	2,197	32,474	40,371	6,742	(95,967)	1,301	(189)	(88,113)	(47,742)	898,952	851,210	93	(6,009)	(5,916)
Touchstone Active Bond (Pinnacle IV )	2,676	4,442	29,795	36,913	51,632	(252,381)	(17,770)	(463)	(218,982)	(182,069)	808,159	626,090	3,190	(17,956)	(14,766)
Touchstone Active Bond (Pinnacle II Reduced M&E )	57	—	204	261	—	—	—	(7)	(7)	254	5,413	5,667	—	(1)	(1)
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	976	(1,095)	5,211	5,092	—	(46,352)	14,488	(293)	(32,157)	(27,065)	127,200	100,135	1,312	(4,285)	(2,973)
Touchstone Active Bond (Pinnacle Plus )	350	820	8,767	9,937	—	(90,786)	(14,180)	(423)	(105,389)	(95,452)	230,725	135,273	223	(8,072)	(7,849)
Touchstone Active Bond (PinnacleV )	57,166	(50,392)	210,423	217,197	2,045,186	(524,894)	820,889	(37,648)	2,303,533	2,520,730	4,907,799	7,428,529	228,503	(50,933)	177,570
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	(681)	21,164	(8,127)	12,356	—	(41,715)	—	(141)	(41,856)	(29,500)	232,357	202,857	—	(2,159)	(2,159)
Touchstone GMAB Aggressive ETF (Pinnacle IV )	(5,175)	86,142	(45,484)	35,483	—	(29,398)	(135,511)	(412)	(165,321)	(129,838)	649,822	519,984	—	(8,475)	(8,475)
Touchstone GMAB Aggressive ETF (Pinnacle V )	(3,579)	36,163	(4,963)	27,621	—	(67,383)	—	(257)	(67,640)	(40,019)	552,968	512,949	—	(3,638)	(3,638)
Touchstone GMAB Conservative ETF (AnnuiChoice II )	(540)	4,176	4,587	8,223	—	(6,976)	—	(259)	(7,235)	988	231,920	232,908	—	(535)	(535)
Touchstone GMAB Conservative ETF (Pinnacle IV )	(3,670)	16,166	6,592	19,088	—	(42,614)	—	(99)	(42,713)	(23,625)	561,175	537,550	—	(3,054)	(3,054)
Touchstone GMAB Conservative ETF (Pinnacle V )	(3,646)	10,480	10,491	17,325	—	(14,583)	—	(138)	(14,721)	2,604	527,454	530,058	—	(1,069)	(1,069)
Touchstone GMAB Moderate ETF (AnnuiChoice II )	(17)	2,276	(729)	1,530	—	—	—	(30)	(30)	1,500	30,708	32,208	—	(2)	(2)
Touchstone GMAB Moderate ETF (Pinnacle IV )	(3,427)	90,994	(63,742)	23,825	—	(127,163)	(48,727)	(165)	(176,055)	(152,230)	688,064	535,834	—	(10,788)	(10,788)
Touchstone GMAB Moderate ETF(Pinnacle V )	(2,215)	39,925	(14,712)	22,998	29,920	(2,145)	—	(207)	27,568	50,566	498,475	549,041	1,788	(145)	1,643
Touchstone Large Cap Core Equity (AdvantEdge )	(4,263)	112,090	(82,894)	24,933	1,661	(137,152)	(66,226)	(1,737)	(203,454)	(178,521)	589,655	411,134	654	(14,857)	(14,203)
Touchstone Large Cap Core Equity (AnnuiChoice II )	(1,505)	96,416	(43,073)	51,838	123,409	(110,337)	(2,528)	(1,912)	8,632	60,470	591,031	651,501	6,295	(5,370)	925
Touchstone Large Cap Core Equity (AnnuiChoice )	(571)	74,772	(50,274)	23,927	17,226	(80,854)	(8,072)	(379)	(72,079)	(48,152)	439,503	391,351	646	(5,122)	(4,476)
Touchstone Large Cap Core Equity (GrandMaster flex3 )	(811)	10,280	(4,500)	4,969	—	(11,392)	(28,924)	(263)	(40,579)	(35,610)	131,483	95,873	120	(2,582)	(2,462)
Touchstone Large Cap Core Equity (Grandmaster )	(367)	9,577	(2,792)	6,418	—	(5,811)	11,230	(19)	5,400	11,818	88,092	99,910	735	(457)	278
Touchstone Large Cap Core Equity (IQ Advisor Standard )	(6)	2,634	(2,784)	(156)	—	(6,033)	—	—	(6,033)	(6,189)	6,189	—	—	(328)	(328)
Touchstone Large Cap Core Equity (IQ Annuity )	(1,923)	52,451	(28,718)	21,810	—	(14,864)	(18,778)	(316)	(33,958)	(12,148)	329,652	317,504	60	(2,123)	(2,063)
Touchstone Large Cap Core Equity (Pinnacle )	(34,599)	797,175	(413,532)	349,044	15,014	(951,029)	(144,093)	(2,674)	(1,082,782)	(733,738)	5,704,344	4,970,606	446	(58,359)	(57,913)
Touchstone Large Cap Core Equity (Pinnacle IV )	(2,252)	100,601	(49,065)	49,284	4,866	(147,474)	385,563	(605)	242,350	291,634	1,192,940	1,484,574	38,236	(27,794)	10,442

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	$(887)	$41,610	$(11,428)	$29,295	$—	$—	$—	$(55)	$(55)	$29,240	$383,481	$412,721	—	(3)	(3)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	(560)	38,270	(15,244)	22,466	1,440	(90,840)	114,899	(764)	24,735	47,201	194,962	242,163	7,580	(5,765)	1,815
Touchstone Large Cap Core Equity (Pinnacle Plus )	(2,177)	35,144	(26,666)	6,301	—	(7,781)	(126,010)	(27)	(133,818)	(127,517)	207,602	80,085	—	(7,104)	(7,104)
Touchstone Large Cap Core Equity (PinnacleV )	(24,851)	1,005,990	(580,914)	400,225	300,316	(1,193,530)	3,587,452	(16,363)	2,677,875	3,078,100	6,473,360	9,551,460	757,726	(564,509)	193,217
Touchstone Focused (AdvantEdge )	(7,698)	71,148	(14,922)	48,528	554	(63,849)	(56,790)	(2,636)	(122,721)	(74,193)	516,200	442,007	2,099	(9,511)	(7,412)
Touchstone Focused (AnnuiChoice II )	(29,770)	647,786	(331,959)	286,057	134,317	(300,549)	(241,204)	(2,126)	(409,562)	(123,505)	2,616,246	2,492,741	2,728	(23,293)	(20,565)
Touchstone Focused (AnnuiChoice )	(25,818)	621,491	(309,494)	286,179	33,243	(324,736)	(33,906)	(3,483)	(328,882)	(42,703)	2,699,822	2,657,119	4,117	(15,794)	(11,677)
Touchstone Focused (GrandMaster flex3 )	(14,228)	140,745	(32,405)	94,112	—	(26,130)	(242,330)	(655)	(269,115)	(175,003)	1,160,508	985,505	9,032	(19,398)	(10,366)
Touchstone Focused (Grandmaster )	(23,418)	64,320	(2,960)	37,942	51,181	(155,734)	(209,277)	(174)	(314,004)	(276,062)	881,314	605,252	1,138	(15,321)	(14,183)
Touchstone Focused (IQ Advisor Standard )	(574)	23,219	(9,114)	13,531	—	(23,454)	77,950	—	54,496	68,027	44,789	112,816	2,536	(420)	2,116
Touchstone Focused (IQ Annuity )	(67,872)	831,945	(251,970)	512,103	70,548	(677,168)	219,663	(2,709)	(389,666)	122,437	4,742,536	4,864,973	16,865	(30,744)	(13,879)
Touchstone Focused (Pinnacle )	(75,731)	871,532	(304,856)	490,945	12,325	(807,692)	(131,668)	(1,880)	(928,915)	(437,970)	5,126,716	4,688,746	3,208	(36,940)	(33,732)
Touchstone Focused (Pinnacle IV )	(48,559)	751,172	(344,955)	357,658	40,540	(556,616)	(150,821)	(1,772)	(668,669)	(311,011)	3,561,257	3,250,246	5,291	(29,163)	(23,872)
Touchstone Focused (Pinnacle II Reduced M&E )	(6,075)	108,932	(39,579)	63,278	—	(995)	—	(92)	(1,087)	62,191	533,423	595,614	—	(36)	(36)
Touchstone Focused (Pinnacle Plus Reduced M&E )	(7,894)	136,410	(46,405)	82,111	1,575	(168,483)	161,847	(1,522)	(6,583)	75,528	640,611	716,139	11,207	(11,215)	(8)
Touchstone Focused (Pinnacle Plus )	(6,576)	(5,628)	39,134	26,930	—	(138,002)	(331,192)	(190)	(469,384)	(442,454)	635,589	193,135	4,106	(20,992)	(16,886)
Touchstone Focused (PinnacleV )	(104,608)	1,833,036	(1,009,485)	718,943	503,439	(633,922)	727,080	(25,490)	571,107	1,290,050	6,905,231	8,195,281	133,824	(103,839)	29,985
Touchstone Moderate ETF (AdvantEdge )	(4,155)	65,648	(36,952)	24,541	—	(3,422)	(352,489)	(4,276)	(360,187)	(335,646)	558,290	222,644	173	(26,248)	(26,075)
Touchstone Moderate ETF (AnnuiChoice II )	11,736	192,208	(79,359)	124,585	9,402	(125,565)	47,801	(10,185)	(78,547)	46,038	2,229,859	2,275,897	4,132	(9,694)	(5,562)
Touchstone Moderate ETF (AnnuiChoice )	11,974	156,381	(67,348)	101,007	27,336	(111,422)	(12,328)	(994)	(97,408)	3,599	1,800,494	1,804,093	695	(6,586)	(5,891)
Touchstone Moderate ETF (GrandMaster flex3 )	(8,200)	243,188	(182,521)	52,467	—	(514,149)	(64,308)	(553)	(579,010)	(526,543)	1,332,894	806,351	324	(37,678)	(37,354)
Touchstone Moderate ETF (Grandmaster )	474	8,662	(2,294)	6,842	—	(8,000)	9,612	(29)	1,583	8,425	127,451	135,876	596	(503)	93
Touchstone Moderate ETF (IQ Advisor Enhanced )	355	2,669	(757)	2,267	—	—	—	—	—	2,267	37,813	40,080	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard )	1,527	9,367	(2,633)	8,261	—	—	—	—	—	8,261	133,020	141,281	—	—	—
Touchstone Moderate ETF (IQ Annuity )	2,591	119,522	(52,849)	69,264	—	(144,621)	(1,534)	(862)	(147,017)	(77,753)	1,458,678	1,380,925	27	(9,633)	(9,606)
Touchstone Moderate ETF (Pinnacle )	393	28,258	(12,674)	15,977	—	(71,194)	133	(255)	(71,316)	(55,339)	324,915	269,576	4	(4,465)	(4,461)
Touchstone Moderate ETF (Pinnacle IV )	2,116	111,420	(57,500)	56,036	59,115	(156,377)	(32,187)	(610)	(130,059)	(74,023)	1,164,187	1,090,164	3,239	(11,647)	(8,408)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	139	569	(229)	479	—	(3,036)	11,704	(19)	8,649	9,128	5,950	15,078	843	(225)	618
Touchstone Moderate ETF (Pinnacle Plus )	690	24,154	(12,417)	12,427	—	(13,345)	(10,555)	(240)	(24,140)	(11,713)	246,884	235,171	103	(1,644)	(1,541)
Touchstone Moderate ETF (Pinnacle V )	6,717	265,544	(120,577)	151,684	93,629	(492,801)	189,335	(15,928)	(225,765)	(74,081)	3,249,692	3,175,611	24,058	(41,693)	(17,635)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	(688)	42,953	15,438	57,703	—	(145,650)	(5,358)	(544)	(151,552)	(93,849)	1,143,398	1,049,549	1	(10,315)	(10,314)
Fidelity VIP Balanced (Pinnacle II Reduced M&E )	18	165	221	404	—	—	—	(5)	(5)	399	6,634	7,033	—	—	—
Fidelity VIP Balanced (Grandmaster )	(177)	44,440	34,191	78,454	—	(68,836)	(16,948)	(627)	(86,411)	(7,957)	1,441,784	1,433,827	—	(3,635)	(3,635)
Fidelity VIP Overseas (Pinnacle )	—	(2,157)	(4,228)	(6,385)	—	(17,926)	—	(21)	(17,947)	(24,332)	101,824	77,492	1	(2,010)	(2,009)
Fidelity VIP Overseas (Pinnacle IV )	(146)	(1,528)	(2,833)	(4,507)	—	(4,316)	(9,032)	(70)	(13,418)	(17,925)	71,159	53,234	—	(1,515)	(1,515)
Fidelity VIP Equity-Income (Grandmaster )	68,541	215,914	951,602	1,236,057	139,972	(996,295)	(20,554)	(2,980)	(879,857)	356,200	7,871,052	8,227,252	2,520	(13,864)	(11,344)
Fidelity VIP Equity-Income (Pinnacle )	14,741	139,382	131,479	285,602	—	(341,984)	(26,675)	(806)	(369,465)	(83,863)	1,931,529	1,847,666	149	(16,974)	(16,825)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	(122)	1,019	(339)	558	—	—	(43,608)	—	(43,608)	(43,050)	43,050	—	—	(2,082)	(2,082)
Fidelity VIP Growth (Grandmaster )	(80,221)	917,747	(892,372)	(54,846)	—	(524,707)	(65,322)	(2,846)	(592,875)	(647,721)	6,612,867	5,965,146	1	(6,223)	(6,222)
Fidelity VIP High Income (Grandmaster )	51,206	(96,550)	212,408	167,064	62,990	(442,343)	128,308	(508)	(251,553)	(84,489)	1,408,828	1,324,339	52,785	(62,487)	(9,702)
Fidelity VIP II Asset Manager (Grandmaster )	649	201,512	(142,305)	59,856	—	(494,015)	(50,497)	(2,207)	(546,719)	(486,863)	3,943,223	3,456,360	1	(11,060)	(11,059)
Fidelity VIP II Contrafund (Grandmaster )	(55,972)	976,251	(371,523)	548,756	252,629	(1,497,882)	(433,808)	(3,923)	(1,682,984)	(1,134,228)	10,073,772	8,939,544	986	(26,886)	(25,900)
Fidelity VIP II Contrafund (Pinnacle )	(29,938)	1,007,301	(662,094)	315,269	3,736	(715,043)	(152,875)	(2,376)	(866,558)	(551,289)	5,626,262	5,074,973	4,938	(31,937)	(26,999)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	(98)	4,750	(2,983)	1,669	—	(10,375)	—	(8)	(10,383)	(8,714)	38,106	29,392	—	(328)	(328)
Fidelity VIP II Index 500 (Grandmaster )	1,264	254,684	79,202	335,150	—	(450,795)	(52,374)	(1,736)	(504,905)	(169,755)	3,552,456	3,382,701	2	(9,608)	(9,606)
Fidelity VIP II Index 500 (IQ Annuity )	48	1,739	15,943	17,730	—	(3,675)	—	(167)	(3,842)	13,888	175,920	189,808	—	(225)	(225)
Fidelity VIP II Index 500 (Pinnacle )	(185)	117,466	98,142	215,423	—	(502,569)	(4,814)	(1,173)	(508,556)	(293,133)	2,436,953	2,143,820	3	(33,824)	(33,821)
Fidelity VIP II Index 500 (Pinnacle IV )	(5)	2,638	12,860	15,493	—	(7,055)	—	(58)	(7,113)	8,380	154,120	162,500	—	(464)	(464)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	(103)	11,589	(10,970)	516	—	—	(36,419)	—	(36,419)	(35,903)	35,903	—	—	(2,433)	(2,433)
Fidelity VIP II Investment Grade Bond (Pinnacle )	12,709	8,182	24,034	44,925	—	(344,347)	(17,038)	(422)	(361,807)	(316,882)	1,425,230	1,108,348	2	(27,287)	(27,285)
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	2,804	300	9,245	12,349	—	(63,129)	—	(184)	(63,313)	(50,964)	388,257	337,293	—	(4,801)	(4,801)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )	555	15	941	1,511	—	—	—	—	—	1,511	42,090	43,601	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	4,564	461	7,105	12,130	—	(9,785)	—	(583)	(10,368)	1,762	332,331	334,093	—	(761)	(761)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II )	603	113	1,069	1,785	—	(2,058)	—	(10)	(2,068)	(283)	50,401	50,118	—	(152)	(152)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	$509	$3,798	$(100)	$4,207	$—	$(38,228)	$—	$(361)	$(38,589)	$(34,382)	$131,005	$96,623	—	(2,938)	(2,938)
Fidelity VIP II Investment Grade Bond (Grandmaster )	17,679	7,517	39,464	64,660	—	(130,600)	—	(492)	(131,092)	(66,432)	1,891,134	1,824,702	—	(3,228)	(3,228)
Fidelity VIP II Investment Grade Bond (IQ Annuity )	2,394	1,902	4,510	8,806	—	(11,199)	—	(164)	(11,363)	(2,557)	273,158	270,601	—	(603)	(603)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	221	482	301	1,004	—	(12,356)	3,467	(30)	(8,919)	(7,915)	27,847	19,932	304	(1,092)	(788)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	(27)	70	94	137	—	(276)	(3,467)	(5)	(3,748)	(3,611)	3,611	—	—	(287)	(287)
Fidelity VIP Government Money Market (Pinnacle )	(13,188)	—	—	(13,188)	29,529	(854,683)	654,686	(1,119)	(171,587)	(184,775)	1,237,835	1,053,060	77,585	(94,998)	(17,413)
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E )	(421)	—	—	(421)	—	(80,462)	80,024	(65)	(503)	(924)	23,969	23,045	8,083	(8,155)	(72)
Fidelity VIP Government Money Market (Pinnacle IV )	(21,201)	—	—	(21,201)	23,233	(602,452)	(333,926)	(537)	(913,682)	(934,883)	2,051,685	1,116,802	70,236	(163,225)	(92,989)
Fidelity VIP Government Money Market (Pinnacle V )	(130,453)	—	—	(130,453)	3,696,442	(2,769,152)	(6,477,575)	(246)	(5,550,531)	(5,680,984)	10,326,670	4,645,686	971,646	(1,539,359)	(567,713)
Fidelity VIP Government Money Market (Pinnacle Plus )	(6,722)	—	—	(6,722)	200,000	(36,526)	(640,367)	(50)	(476,943)	(483,665)	490,999	7,334	122,203	(171,113)	(48,910)
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E )	(1,409)	—	—	(1,409)	—	(371,457)	581,339	(14)	209,868	208,459	16,115	224,574	63,334	(42,109)	21,225
Fidelity VIP Government Money Market (Grandmaster )	(20,816)	—	—	(20,816)	1,436	(653,606)	(28,787)	(992)	(681,949)	(702,765)	2,176,154	1,473,389	62,858	(132,054)	(69,196)
Fidelity VIP Government Money Market (Grandmaster flex3 )	(9,811)	—	—	(9,811)	—	(476,483)	396,418	(341)	(80,406)	(90,217)	751,248	661,031	75,800	(84,004)	(8,204)
Fidelity VIP Government Money Market (AdvantEdge )	(12,417)	—	—	(12,417)	—	(227,696)	(733,999)	(256)	(961,951)	(974,368)	1,518,822	544,454	174,415	(272,140)	(97,725)
Fidelity VIP Government Money Market (AnnuiChoice )	(4,563)	—	—	(4,563)	300	(271,623)	159,573	(1,207)	(112,957)	(117,520)	618,526	501,006	35,167	(46,593)	(11,426)
Fidelity VIP Government Money Market (AnnuiChoice II )	(8,957)	—	—	(8,957)	6,604	(165,786)	270,378	(522)	110,674	101,717	814,236	915,953	105,657	(94,523)	11,134
Fidelity VIP Government Money Market (IQ Annuity )	(3,140)	—	—	(3,140)	181,126	(184,841)	6,869	(212)	2,942	(198)	192,081	191,883	32,890	(32,665)	225
Fidelity VIP Government Money Market (IQ3 )	(26,943)	—	—	(26,943)	80	(404,438)	(464,455)	(2,434)	(871,247)	(898,190)	2,720,214	1,822,024	159,622	(248,005)	(88,383)
Fidelity VIP Government Money Market (IQ Advisor Standard )	(395)	—	—	(395)	—	(5,284)	(182,640)	—	(187,924)	(188,319)	245,752	57,433	—	(18,883)	(18,883)
Fidelity VIP Government Money Market (Varoom GLWB 2)*	(31)	—	—	(31)	1	—	4,886	—	4,887	4,856	—	4,856	495	(6)	489
Fidelity VIP Government Money Market (Varoom GLWB 3)*	(656)	—	—	(656)	33	—	144,880	—	144,913	144,257	—	144,257	14,493	—	14,493
Fidelity VIP Government Money Market (Varoom GLWB 5)*	(1,234)	—	—	(1,234)	40	(830)	179,117	—	178,327	177,093	—	177,093	17,983	(148)	17,835
Fidelity VIP Overseas (AnnuiChoice )	404	(2,060)	(4,189)	(5,845)	—	(3,504)	(1,855)	(400)	(5,759)	(11,604)	99,507	87,903	—	(611)	(611)
Fidelity VIP Overseas (AnnuiChoice II )	62	(557)	(1,107)	(1,602)	—	(1,495)	—	(44)	(1,539)	(3,141)	26,177	23,036	—	(169)	(169)
Fidelity VIP Overseas (Grandmaster flex3 )	(1)	27	(73)	(47)	—	(206)	—	(4)	(210)	(257)	787	530	1	(24)	(23)
Fidelity VIP Overseas (Grandmaster )	1,218	(27,849)	(87,576)	(114,207)	—	(64,241)	(12,265)	(893)	(77,399)	(191,606)	1,818,631	1,627,025	1	(2,395)	(2,394)
Fidelity VIP Overseas (IQ Annuity )	(17)	(412)	(884)	(1,313)	—	—	(4,929)	(12)	(4,941)	(6,254)	23,395	17,141	—	(539)	(539)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	71	18	(1,560)	(1,471)	—	—	—	(61)	(61)	(1,532)	23,908	22,376	—	(5)	(5)
Fidelity VIP Overseas (Pinnacle Plus )	—	(11)	(3)	(14)	—	(189)	—	—	(189)	(203)	203	—	—	(22)	(22)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity )	2,443	14,450	31,268	48,161	672	(16,824)	—	(94)	(16,246)	31,915	306,266	338,181	36	(951)	(915)
Fidelity VIP Growth (IQ Annuity )	(3,294)	30,309	(28,719)	(1,704)	—	(13,883)	—	(192)	(14,075)	(15,779)	236,444	220,665	—	(895)	(895)
Fidelity VIP Growth (Pinnacle )	(5,597)	52,904	(50,232)	(2,925)	—	(25,211)	—	(257)	(25,468)	(28,393)	433,035	404,642	—	(1,623)	(1,623)
Fidelity VIP Growth (Pinnacle II Reduced M&E )	(23)	200	(186)	(9)	—	—	—	(6)	(6)	(15)	2,069	2,054	—	(1)	(1)
Fidelity VIP High Income (IQ Annuity )	11,381	(7,561)	22,239	26,059	—	(14,537)	65,585	(48)	51,000	77,059	204,793	281,852	27,514	(24,192)	3,322
Fidelity VIP II Asset Manager (IQ Annuity )	(4)	634	(410)	220	—	(183)	226	(22)	21	241	13,580	13,821	16	(14)	2
Fidelity VIP II Contrafund (IQ Annuity )	(7,276)	215,446	(152,563)	55,607	1,780	(40,210)	(167,981)	(259)	(206,670)	(151,063)	1,099,473	948,410	3,831	(12,610)	(8,779)
Fidelity VIP III Balanced (IQ Annuity )	(216)	3,354	3,526	6,664	—	(1,941)	—	(74)	(2,015)	4,649	120,332	124,981	1	(116)	(115)
Fidelity VIP III Mid Cap (Grandmaster )	(7,926)	88,794	(7,723)	73,145	—	(231,719)	(30,439)	(388)	(262,546)	(189,401)	838,746	649,345	10	(4,868)	(4,858)
Fidelity VIP III Mid Cap (IQ Annuity )	(7,906)	44,281	40,036	76,411	—	(47,168)	(3,515)	(204)	(50,887)	25,524	764,645	790,169	191	(1,114)	(923)
Fidelity VIP III Mid Cap (Pinnacle )	(24,086)	238,259	(219)	213,954	—	(587,846)	(107,425)	(948)	(696,219)	(482,265)	2,734,913	2,252,648	13	(13,651)	(13,638)
Fidelity VIP Overseas (IQ Annuity )	(22)	(78)	(1,973)	(2,073)	—	(461)	—	—	(461)	(2,534)	31,620	29,086	—	(35)	(35)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	(401)	11,358	(7,931)	3,026	—	(13,957)	2,900	(386)	(11,443)	(8,417)	245,027	236,610	181	(916)	(735)
Fidelity VIP Asset Manager (AdvantEdge )	(167)	2,807	(1,933)	707	—	(1,076)	1,662	(390)	196	903	56,010	56,913	152	(134)	18
Fidelity VIP Asset Manager (AnnuiChoice II )	160	5,027	(3,383)	1,804	990	(7,685)	2,186	(95)	(4,604)	(2,800)	119,404	116,604	378	(691)	(313)
Fidelity VIP Asset Manager (AnnuiChoice )	667	9,144	(5,917)	3,894	—	(1,540)	320	(193)	(1,413)	2,481	215,313	217,794	20	(105)	(85)
Fidelity VIP Asset Manager (GrandMaster flex3 )	(410)	5,702	(3,223)	2,069	580	(9,169)	12,060	(52)	3,419	5,488	165,872	171,360	862	(643)	219
Fidelity VIP Asset Manager (IQ Advisor Standard )	23	139	(89)	73	—	—	(24)	—	(24)	49	3,315	3,364	—	(2)	(2)
Fidelity VIP Asset Manager (Pinnacle )	(12)	1,158	(746)	400	10,580	(10,124)	—	(45)	411	811	27,630	28,441	28	(2)	26
Fidelity VIP Asset Manager (Pinnacle IV )	(345)	7,414	(4,140)	2,929	—	(17,293)	8,242	(60)	(9,111)	(6,182)	254,680	248,498	555	(1,162)	(607)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	(5)	1,293	(101)	1,187	—	(11,456)	1,728	(149)	(9,877)	(8,690)	62,686	53,996	140	(883)	(743)
Fidelity VIP Asset Manager (Pinnacle Plus )	(30)	11	29	10	—	(80)	(1,602)	(7)	(1,689)	(1,679)	8,103	6,424	1	(110)	(109)
Fidelity VIP Asset Manager (Pinnacle V )	(1,038)	14,994	(8,830)	5,126	250	(20,761)	17,623	(1,527)	(4,415)	711	419,712	420,423	2,452	(2,794)	(342)
Fidelity VIP Balanced (AdvantEdge )	(1,146)	9,546	3,458	11,858	120	(18,483)	(14,448)	(946)	(33,757)	(21,899)	236,254	214,355	102	(2,351)	(2,249)
Fidelity VIP Balanced (AnnuiChoice II )	178	29,903	18,802	48,883	390	(32,762)	(21,882)	(1,208)	(55,462)	(6,579)	888,163	881,584	2,112	(5,484)	(3,372)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice )	$988	$15,928	$13,028	$29,944	$2,620	$(27,925)	$6,797	$(521)	$(19,029)	$10,915	$518,272	$529,187	586	(1,585)	(999)
Fidelity VIP Balanced (GrandMaster flex3 )	(779)	7,986	5,024	12,231	—	(13,632)	11,394	(237)	(2,475)	9,756	253,688	263,444	995	(1,178)	(183)
Fidelity VIP Balanced (Grandmaster )	(912)	23,551	7,387	30,026	1,700	(65,960)	(7,946)	(233)	(72,439)	(42,413)	672,744	630,331	4,811	(8,994)	(4,183)
Fidelity VIP Balanced (IQ3 )	(2,804)	35,389	10,830	43,415	13,143	(126,312)	34,896	(579)	(78,852)	(35,437)	842,189	806,752	1,978	(6,316)	(4,338)
Fidelity VIP Balanced (Pinnacle )	(681)	13,077	9,870	22,266	4,943	(62,540)	32,556	(173)	(25,214)	(2,948)	421,682	418,734	3,281	(4,661)	(1,380)
Fidelity VIP Balanced (Pinnacle IV )	(2,636)	52,576	7,387	57,327	718	(173,860)	(415)	(347)	(173,904)	(116,577)	1,118,779	1,002,202	1,835	(10,383)	(8,548)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	—	632	777	1,409	—	(2,739)	1,680	(15)	(1,074)	335	23,545	23,880	120	(185)	(65)
Fidelity VIP Balanced (Pinnacle Plus )	(416)	(241)	2,402	1,745	—	(44,313)	(1,647)	(55)	(46,015)	(44,270)	76,657	32,387	—	(2,570)	(2,570)
Fidelity VIP Balanced (Pinnacle V )	(4,878)	44,160	32,263	71,545	81,709	(158,919)	15,625	(5,332)	(66,917)	4,628	1,359,125	1,363,753	10,727	(15,429)	(4,702)
Fidelity VIP Contrafund (AdvantEdge )	(24,472)	359,463	(212,907)	122,084	2,888	(299,500)	(163,943)	(13,255)	(473,810)	(351,726)	2,635,939	2,284,213	6,265	(39,029)	(32,764)
Fidelity VIP Contrafund (AnnuiChoice II )	(20,819)	564,121	(283,880)	259,422	394,436	(732,127)	(15,457)	(11,389)	(364,537)	(105,115)	4,076,699	3,971,584	19,226	(39,589)	(20,363)
Fidelity VIP Contrafund (AnnuiChoice )	(11,294)	461,760	(313,372)	137,094	4,856	(504,949)	(157,865)	(4,001)	(661,959)	(524,865)	2,727,096	2,202,231	4,500	(32,141)	(27,641)
Fidelity VIP Contrafund (GrandMaster flex3 )	(14,833)	124,638	(25,480)	84,325	37,684	(294,466)	(470,059)	(551)	(727,392)	(643,067)	2,103,903	1,460,836	10,472	(40,995)	(30,523)
Fidelity VIP Contrafund (IQ Advisor Standard )	51	8,817	1,011	9,879	—	(22,380)	31,891	—	9,511	19,390	119,560	138,950	656	(238)	418
Fidelity VIP Contrafund (IQ3 )	(31,096)	477,138	(226,109)	219,933	20,299	(441,938)	132,429	(3,092)	(292,302)	(72,369)	3,894,284	3,821,915	11,973	(24,293)	(12,320)
Fidelity VIP Contrafund (Pinnacle IV )	(42,728)	754,072	(408,475)	302,869	72,583	(487,940)	(193,179)	(1,273)	(609,809)	(306,940)	5,298,659	4,991,719	9,573	(34,218)	(24,645)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	(2,869)	17,695	6,663	21,489	788	(71,419)	(67,419)	(448)	(138,498)	(117,009)	481,316	364,307	1,537	(9,787)	(8,250)
Fidelity VIP Contrafund (Pinnacle Plus )	(4,721)	3,313	21,740	20,332	—	(164,800)	(52,362)	(236)	(217,398)	(197,066)	536,490	339,424	59	(8,941)	(8,882)
Fidelity VIP Contrafund (Pinnacle V )	(125,173)	1,431,002	(445,430)	860,399	1,522,611	(980,472)	(16,911)	(64,442)	460,786	1,321,185	12,902,243	14,223,428	142,831	(107,320)	35,511
Fidelity VIP Disciplined Small Cap (Advantedge)	(12)	214	4,016	4,218	—	(2,299)	31,800	(16)	29,485	33,703	—	33,703	1,861	(124)	1,737
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	(553)	7,901	15,301	22,649	43,571	(2,219)	(5,532)	(468)	35,352	58,001	60,543	118,544	4,014	(1,273)	2,741
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	(480)	9,662	23,029	32,211	72	(1,048)	53,440	(170)	52,294	84,505	116,250	200,755	3,671	(98)	3,573
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 )	(333)	2,500	4,048	6,215	—	—	(47)	(15)	(62)	6,153	30,439	36,592	7	(11)	(4)
Fidelity VIP Disciplined Small Cap (GrandMaster )	(388)	(13,341)	20,089	6,360	2,325	(12,148)	(4,698)	(18)	(14,539)	(8,179)	90,349	82,170	7,282	(8,937)	(1,655)
Fidelity VIP Disciplined Small Cap (IQ Annuity )	(706)	10,123	4,335	13,752	—	—	(5,252)	(40)	(5,292)	8,460	69,959	78,419	274	(642)	(368)
Fidelity VIP Disciplined Small Cap (Pinnacle )	(1,154)	10,691	16,968	26,505	—	(445)	(3,316)	(66)	(3,827)	22,678	130,766	153,444	3	(270)	(267)
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	(2,582)	35,136	8,970	41,524	718	(79,928)	(25,901)	(116)	(105,227)	(63,703)	314,489	250,786	484	(8,470)	(7,986)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	(178)	(1,377)	2,012	457	—	—	(17,366)	—	(17,366)	(16,909)	18,057	1,148	57	(1,047)	(990)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	(1)	(73)	18	(56)	—	—	(879)	(2)	(881)	(937)	937	—	3	(75)	(72)
Fidelity VIP Disciplined Small Cap (Pinnacle V )	(5,446)	28,962	170,900	194,416	373,112	(36,034)	420,358	(3,157)	754,279	948,695	378,613	1,327,308	58,996	(4,575)	54,421
Fidelity VIP Equity-Income (AnnuiChoice II )	3,315	35,780	20,443	59,538	46,781	(56,369)	(20,187)	(596)	(30,371)	29,167	372,657	401,824	1,825	(3,865)	(2,040)
Fidelity VIP Equity-Income (AdvantEdge )	2,770	17,599	69,909	90,278	7,605	(104,036)	(28,767)	(5,952)	(131,150)	(40,872)	691,817	650,945	1,960	(12,197)	(10,237)
Fidelity VIP Equity-Income (AnnuiChoice )	10,273	63,016	66,265	139,554	269	(55,039)	(10,111)	(1,438)	(66,319)	73,235	889,862	963,097	1,054	(4,840)	(3,786)
Fidelity VIP Equity-Income (GrandMaster flex3 )	632	(1,133)	21,056	20,555	—	(55,490)	17,290	(114)	(38,314)	(17,759)	165,176	147,417	5,828	(8,155)	(2,327)
Fidelity VIP Equity-Income (IQ Advisor Standard )	187	782	892	1,861	—	—	(56)	—	(56)	1,805	10,995	12,800	—	(3)	(3)
Fidelity VIP Equity-Income (IQ3 )	2,604	30,690	29,416	62,710	5,241	(69,326)	(2,347)	(352)	(66,784)	(4,074)	442,753	438,679	1,292	(5,409)	(4,117)
Fidelity VIP Equity-Income (Pinnacle IV )	5,520	62,980	58,554	127,054	1,764	(78,986)	13,499	(403)	(64,126)	62,928	819,687	882,615	1,739	(5,390)	(3,651)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	441	2,472	3,898	6,811	—	(1,273)	1,864	(117)	474	7,285	39,273	46,558	153	(107)	46
Fidelity VIP Equity-Income (Pinnacle Plus )	1,461	15,263	34,721	51,445	—	(157,570)	72,568	(760)	(85,762)	(34,317)	252,777	218,460	4,496	(8,117)	(3,621)
Fidelity VIP Equity-Income (Pinnacle V )	9,231	(1,871)	168,604	175,964	189,371	(126,220)	82,353	(3,468)	142,036	318,000	1,024,882	1,342,882	44,554	(32,143)	12,411
Fidelity VIP Freedom 2010 (Advantedge )	(361)	3,492	607	3,738	—	(3,305)	87	(738)	(3,956)	(218)	110,680	110,462	19	(339)	(320)
Fidelity VIP Freedom 2010 (AnnuiChoice II )	95	6,302	(1,374)	5,023	—	(13,810)	—	(816)	(14,626)	(9,603)	138,948	129,345	—	(1,149)	(1,149)
Fidelity VIP Freedom 2010 (GrandMaster )	(51)	5,912	(6,167)	(306)	—	(722)	(31,892)	—	(32,614)	(32,920)	51,941	19,021	—	(2,691)	(2,691)
Fidelity VIP Freedom 2010 (IQ Annuity )	(120)	4,356	(2,124)	2,112	—	(635)	(77)	(64)	(776)	1,336	55,489	56,825	580	(637)	(57)
Fidelity VIP Freedom 2010 (Pinnacle )	(11)	350	226	565	—	—	—	(23)	(23)	542	14,853	15,395	—	(2)	(2)
Fidelity VIP Freedom 2010 (Pinnacle IV )	(22)	3,285	(1,181)	2,082	21,920	(26,788)	—	(12)	(4,880)	(2,798)	64,864	62,066	1,776	(2,181)	(405)
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E )	20	320	218	558	—	—	—	(16)	(16)	542	13,878	14,420	—	(2)	(2)
Fidelity VIP Freedom 2010 (Pinnacle Plus )	(94)	747	(404)	249	—	(5,340)	—	—	(5,340)	(5,091)	9,222	4,131	—	(431)	(431)
Fidelity VIP Freedom 2010 (Pinnacle V )	(1,415)	14,432	2,566	15,583	—	(24,649)	(11,137)	(2,361)	(38,147)	(22,564)	436,626	414,062	30	(3,063)	(3,033)
Fidelity VIP Freedom 2015 (AdvantEdge )	(281)	3,069	149	2,937	—	(6,012)	(21)	(632)	(6,665)	(3,728)	82,785	79,057	25	(559)	(534)
Fidelity VIP Freedom 2015 (AnnuiChoice II )	1,115	8,274	(5,983)	3,406	—	(22,355)	35,495	(276)	12,864	16,270	135,712	151,982	5,839	(5,056)	783
Fidelity VIP Freedom 2015 (GrandMaster )	77	12	(205)	(116)	—	—	9,263	—	9,263	9,147	—	9,147	706	—	706
Fidelity VIP Freedom 2015 (IQ Advisor Standard )	(291)	22,013	(38,335)	(16,613)	—	(326,443)	—	—	(326,443)	(343,056)	343,056	—	—	(25,825)	(25,825)
Fidelity VIP Freedom 2015 (IQ Annuity )	(6,649)	2,289	29,464	25,104	—	(12,508)	(492,107)	(329)	(504,944)	(479,840)	521,604	41,764	9,228	(48,278)	(39,050)
Fidelity VIP Freedom 2015 (Pinnacle IV )	(3)	66	8	71	—	(70)	—	(15)	(85)	(14)	1,777	1,763	1	(7)	(6)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	24	464	256	744	—	—	—	(20)	(20)	724	17,070	17,794	—	(2)	(2)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle Plus )	$(279)	$(185)	$1,264	$800	$—	$(16,050)	$—	$—	$(16,050)	$(15,250)	$27,718	$12,468	—	(1,299)	(1,299)
Fidelity VIP Freedom 2015 (Pinnacle V )	(2,021)	27,329	18,811	44,119	12,000	(110,476)	173,687	(5,731)	69,480	113,599	1,201,102	1,314,701	14,059	(8,798)	5,261
Fidelity VIP Freedom 2020 (AdvantEdge )	(1,106)	10,963	(3,987)	5,870	—	(64,702)	773	(596)	(64,525)	(58,655)	166,753	108,098	62	(5,125)	(5,063)
Fidelity VIP Freedom 2020 (AnnuiChoice II )	(7,839)	157,262	(100,077)	49,346	—	(85,112)	(28,274)	(2,092)	(115,478)	(66,132)	701,058	634,926	27,856	(35,415)	(7,559)
Fidelity VIP Freedom 2020 (AnnuiChoice )	(79)	9,978	(10,148)	(249)	—	(38,781)	—	(25)	(38,806)	(39,055)	39,055	—	—	(3,100)	(3,100)
Fidelity VIP Freedom 2020 (GrandMaster flex3 )	(51)	460	272	681	—	(682)	(130)	—	(812)	(131)	16,613	16,482	—	(66)	(66)
Fidelity VIP Freedom 2020 (GrandMaster )	(386)	14,757	(11,823)	2,548	—	(43,541)	—	—	(43,541)	(40,993)	45,908	4,915	—	(3,373)	(3,373)
Fidelity VIP Freedom 2020 (IQ Annuity )	665	2,092	14,771	17,528	320	(77,483)	445,245	(327)	367,755	385,283	281,131	666,414	39,638	(10,074)	29,564
Fidelity VIP Freedom 2020 (Pinnacle IV )	(87)	2,040	491	2,444	—	—	—	—	—	2,444	57,243	59,687	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle )	(12)	788	342	1,118	—	—	—	—	—	1,118	25,551	26,669	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle Plus )	(193)	1,227	(380)	654	—	(10,654)	—	(2)	(10,656)	(10,002)	20,843	10,841	—	(878)	(878)
Fidelity VIP Freedom 2020 (Pinnacle V )	(14,967)	252,483	(90,331)	147,185	92,891	(672,691)	(162,167)	(25,864)	(767,831)	(620,646)	3,905,367	3,284,721	5,940	(69,269)	(63,329)
Fidelity VIP Freedom 2025 (Advantedge)	(566)	6,138	2,020	7,592	—	(3,598)	(66)	(1,248)	(4,912)	2,680	180,865	183,545	6	(382)	(376)
Fidelity VIP Freedom 2025 (AnnuiChoice II )	2,456	21,787	(9,415)	14,828	—	(87)	286,592	(1,850)	284,655	299,483	226,892	526,375	23,557	(2,197)	21,360
Fidelity VIP Freedom 2025 (IQ Annuity )	2,574	(9,629)	6,560	(495)	—	(6,316)	(37,701)	—	(44,017)	(44,512)	174,363	129,851	5,185	(9,168)	(3,983)
Fidelity VIP Freedom 2025 (Pinnacle )	(2)	161	48	207	—	—	—	—	—	207	4,566	4,773	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV )	(41)	955	359	1,273	—	—	—	(30)	(30)	1,243	28,663	29,906	—	(2)	(2)
Fidelity VIP Freedom 2025 (Pinnacle Plus )	(96)	780	(390)	294	—	(5,546)	—	—	(5,546)	(5,252)	9,576	4,324	—	(440)	(440)
Fidelity VIP Freedom 2025 (Pinnacle V )	(9,469)	226,955	(79,035)	138,451	412,816	(422,957)	(79,113)	(23,462)	(112,716)	25,735	3,088,401	3,114,136	36,958	(45,395)	(8,437)
Fidelity VIP Freedom 2030 (AnnuiChoice II )	(194)	11,119	(9,060)	1,865	—	(23,529)	(10,192)	(46)	(33,767)	(31,902)	49,810	17,908	10	(2,637)	(2,627)
Fidelity VIP Freedom 2030 (Grandmaster )	(3)	87	29	113	—	—	—	(4)	(4)	109	2,309	2,418	—	—	—
Fidelity VIP Freedom 2030 (IQ Annuity )	(140)	4,840	1,764	6,464	16,147	—	—	(48)	16,099	22,563	117,989	140,552	1,329	(5)	1,324
Fidelity VIP Freedom 2030 (Pinnacle )	(2)	81	28	107	—	—	—	(1)	(1)	106	2,152	2,258	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle IV )	59	84	1,542	1,685	19,896	—	—	(4)	19,892	21,577	454	22,031	1,692	(1)	1,691
Fidelity VIP Freedom 2030 (Pinnacle V )	(1,000)	14,559	1,199	14,758	1,400	—	—	(185)	1,215	15,973	309,958	325,931	152	(46)	106
Fidelity VIP Growth (AnnuiChoice II )	(2,162)	17,615	(14,834)	619	48,572	(4,423)	(321)	(445)	43,383	44,002	173,268	217,270	3,328	(885)	2,443
Fidelity VIP Growth (GrandMaster )	(8,181)	87,691	(77,338)	2,172	5,051	(63,243)	60,268	(120)	1,956	4,128	589,497	593,625	7,602	(7,049)	553
Fidelity VIP Growth (AdvantEdge )	(1,667)	5,749	(4,037)	45	—	(1,527)	9,181	(321)	7,333	7,378	93,586	100,964	2,693	(2,131)	562
Fidelity VIP Growth (AnnuiChoice )	(3,835)	52,421	(53,446)	(4,860)	16,452	(45,503)	(16,519)	(547)	(46,117)	(50,977)	414,726	363,749	512	(3,936)	(3,424)
Fidelity VIP Growth (GrandMaster flex3 )	(2,211)	12,161	(10,773)	(823)	—	(57,714)	(29,300)	(77)	(87,091)	(87,914)	182,544	94,630	—	(4,768)	(4,768)
Fidelity VIP Growth (IQ Advisor Standard )	(7)	2,177	(2,650)	(480)	—	(6,719)	—	—	(6,719)	(7,199)	7,199	—	—	(357)	(357)
Fidelity VIP Growth (IQ3 )	(4,804)	29,019	(27,820)	(3,605)	14,695	(48,119)	9,826	(331)	(23,929)	(27,534)	346,870	319,336	1,358	(3,059)	(1,701)
Fidelity VIP Growth (Pinnacle )	(3,427)	21,561	(21,245)	(3,111)	286	(28,166)	(9,991)	(70)	(37,941)	(41,052)	309,109	268,057	3,574	(5,974)	(2,400)
Fidelity VIP Growth (Pinnacle IV )	(9,966)	87,081	(88,275)	(11,160)	—	(116,842)	(59,212)	(579)	(176,633)	(187,793)	788,940	601,147	1,189	(12,543)	(11,354)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	(643)	1,204	(1,932)	(1,371)	—	(1,373)	(31,829)	(71)	(33,273)	(34,644)	62,982	28,338	2	(1,828)	(1,826)
Fidelity VIP Growth (Pinnacle Plus )	(658)	123	4,948	4,413	—	(662)	41,795	(18)	41,115	45,528	—	45,528	2,293	(34)	2,259
Fidelity VIP Growth (Pinnacle V )	(35,152)	209,333	(174,383)	(202)	905,095	(228,797)	138,963	(9,553)	805,708	805,506	1,959,866	2,765,372	74,657	(21,658)	52,999
Fidelity VIP High Income (AdvantEdge )	39,539	62,666	11,239	113,444	61,543	(286,271)	796,583	(1,086)	570,769	684,213	375,787	1,060,000	180,297	(138,046)	42,251
Fidelity VIP High Income (AnnuiChoice II )	32,207	1,020	39,204	72,431	17,490	(47,154)	255,765	(395)	225,706	298,137	447,730	745,867	76,532	(61,681)	14,851
Fidelity VIP High Income (AnnuiChoice )	14,220	(6,159)	26,154	34,215	—	(236)	27,661	(275)	27,150	61,365	274,124	335,489	3,030	(1,719)	1,311
Fidelity VIP High Income (GrandMaster flex3 )	296,557	226,966	291,741	815,264	—	(1,715,827)	3,519,865	(413)	1,803,625	2,618,889	5,298,246	7,917,135	887,845	(790,546)	97,299
Fidelity VIP High Income (IQ Advisor Standard )	159	(19)	282	422	—	—	(100)	—	(100)	322	3,185	3,507	—	(6)	(6)
Fidelity VIP High Income (IQ3 )	46,683	7,598	72,247	126,528	—	(66,312)	439,493	(390)	372,791	499,319	684,206	1,183,525	98,618	(78,335)	20,283
Fidelity VIP High Income (Pinnacle )	165,049	61,130	149,990	376,169	—	(751,667)	1,763,616	(139)	1,011,810	1,387,979	2,551,544	3,939,523	437,190	(377,877)	59,313
Fidelity VIP High Income (Pinnacle IV )	8,849	(18,019)	63,168	53,998	5,480	(297,717)	165,959	(162)	(126,440)	(72,442)	365,832	293,390	16,284	(22,066)	(5,782)
Fidelity VIP High Income (Pinnacle II Reduced M&E )	(1,080)	(31,956)	42,198	9,162	—	(29,008)	(329,181)	—	(358,189)	(349,027)	349,027	—	23,094	(44,759)	(21,665)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	657	(91)	1,325	1,891	—	(812)	844	(13)	19	1,910	13,664	15,574	81	(69)	12
Fidelity VIP High Income (Pinnacle Plus )	632	(2,203)	3,925	2,354	—	(12,186)	(909)	(50)	(13,145)	(10,791)	30,526	19,735	—	(787)	(787)
Fidelity VIP High Income (Pinnacle V )	34,769	(203,997)	342,115	172,887	184,023	(134,674)	(1,831,943)	(2,424)	(1,785,018)	(1,612,131)	2,784,795	1,172,664	16,088	(153,093)	(137,005)
Fidelity VIP II Index 500 (Pinnacle )	(378)	27,184	62,799	89,605	7,386	(39,998)	(41,670)	(158)	(74,440)	15,165	934,029	949,194	1,867	(6,883)	(5,016)
Fidelity VIP II Index 500 (Pinnacle IV )	(6,684)	304,239	165,009	462,564	1,200	(601,831)	(6,140)	(1,135)	(607,906)	(145,342)	4,944,542	4,799,200	1,149	(42,086)	(40,937)
Fidelity VIP II Index 500 (Pinnacle V )	(24,637)	494,914	1,233,028	1,703,305	1,764,564	(1,194,258)	157,006	(38,380)	688,932	2,392,237	16,464,797	18,857,034	144,304	(93,452)	50,852
Fidelity VIP Index 500 (AdvantEdge )	(4,653)	164,224	(39,901)	119,670	39,760	(331,450)	(26,287)	(4,374)	(322,351)	(202,681)	1,470,823	1,268,142	6,701	(27,139)	(20,438)
Fidelity VIP Index 500 (AnnuiChoice II )	10,756	275,273	63,472	349,501	749,952	(258,033)	1,932	(8,656)	485,195	834,696	3,082,677	3,917,373	87,395	(55,176)	32,219
Fidelity VIP Index 500 (AnnuiChoice )	3,232	25,033	70,646	98,911	73,756	(125,592)	(32,270)	(1,229)	(85,335)	13,576	982,811	996,387	1,843	(6,757)	(4,914)
Fidelity VIP Index 500 (Grandmaster flex3 )	217	11,451	27,096	38,764	—	(37,247)	212,727	(438)	175,042	213,806	284,098	497,904	18,517	(6,478)	12,039

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Grandmaster )	$250	$95,314	$102,325	$197,889	$20	$(112,135)	$(74,463)	$(603)	$(187,181)	$10,708	$2,266,434	$2,277,142	7,690	(21,519)	(13,829)
Fidelity VIP Index 500 (IQ Advisor Standard )	1,232	2,531	13,397	17,160	—	(7,157)	59,469	—	52,312	69,472	91,484	160,956	3,967	(454)	3,513
Fidelity VIP Index 500 (IQ3 )	519	36,881	79,798	117,198	21,460	(63,904)	277,302	(1,579)	233,279	350,477	914,907	1,265,384	20,490	(6,473)	14,017
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	678	18,060	4,377	23,115	—	(79,164)	61,436	(345)	(18,073)	5,042	207,783	212,825	3,310	(4,140)	(830)
Fidelity VIP Index 500 (Pinnacle Plus )	(2,649)	45,325	(10,404)	32,272	—	(111,892)	(90,239)	(252)	(202,383)	(170,111)	473,244	303,133	60	(9,677)	(9,617)
Fidelity VIP Investment Grade Bond (AdvantEdge )	13,390	2,589	21,130	37,109	14,315	(180,620)	380,260	(6,738)	207,217	244,326	1,497,860	1,742,186	34,344	(18,273)	16,071
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	43,278	(8,030)	73,526	108,774	773,532	(562,648)	221,236	(17,296)	414,824	523,598	3,294,332	3,817,930	70,996	(40,596)	30,400
Fidelity VIP Investment Grade Bond (AnnuiChoice )	18,306	3,250	25,583	47,139	1,777	(118,317)	125,103	(1,403)	7,160	54,299	1,416,702	1,471,001	7,543	(7,222)	321
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	2,951	962	17,020	20,933	—	(178,625)	227,798	(368)	48,805	69,738	428,197	497,935	21,367	(17,175)	4,192
Fidelity VIP Investment Grade Bond (GrandMaster )	6,651	(4,067)	27,413	29,997	15,275	(174,148)	40,245	(252)	(118,880)	(88,883)	930,421	841,538	8,909	(17,921)	(9,012)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard )	900	(3,144)	6,048	3,804	—	(4,617)	(121,777)	—	(126,394)	(122,590)	181,690	59,100	—	(8,491)	(8,491)
Fidelity VIP Investment Grade Bond (IQ3 )	6,505	(13,130)	43,751	37,126	707	(224,243)	85,433	(902)	(139,005)	(101,879)	1,151,370	1,049,491	9,451	(17,898)	(8,447)
Fidelity VIP Investment Grade Bond (Pinnacle )	12,082	(1,534)	28,957	39,505	—	(15,681)	78,466	(195)	62,590	102,095	1,258,579	1,360,674	6,034	(1,522)	4,512
Fidelity VIP Investment Grade Bond (Pinnacle IV )	3,462	(1,066)	6,971	9,367	17,895	(50,834)	91,940	(206)	58,795	68,162	340,339	408,501	8,295	(4,114)	4,181
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	45	274	284	603	—	(17,461)	16,396	(8)	(1,073)	(470)	8,953	8,483	1,156	(1,209)	(53)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	789	202	1,216	2,207	525	(3,828)	3,926	(48)	575	2,782	68,467	71,249	723	(675)	48
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	1,038	(3,792)	7,974	5,220	—	(89,184)	(3,091)	(330)	(92,605)	(87,385)	206,644	119,259	131	(7,054)	(6,923)
Fidelity VIP Investment Grade Bond (Pinnacle V )	157,380	(20,208)	180,260	317,432	4,920,064	(853,021)	1,024,562	(90,590)	5,001,015	5,318,447	12,816,121	18,134,568	454,669	(68,433)	386,236
Fidelity VIP Mid Cap (AdvantEdge )	(2,814)	(1,759)	24,637	20,064	7,620	(27,465)	8,534	(703)	(12,014)	8,050	253,111	261,161	4,375	(5,448)	(1,073)
Fidelity VIP Mid Cap (AnnuiChoice II )	(5,707)	44,641	32,621	71,555	1,190	(97,481)	86,940	(1,529)	(10,880)	60,675	688,624	749,299	8,166	(8,830)	(664)
Fidelity VIP Mid Cap (AnnuiChoice )	(5,525)	59,474	26,201	80,150	8,838	(65,964)	(6,095)	(840)	(64,061)	16,089	819,740	835,829	544	(2,524)	(1,980)
Fidelity VIP Mid Cap (GrandMaster flex3 )	(3,729)	14,297	17,834	28,402	—	(18,325)	(18,209)	(202)	(36,736)	(8,334)	317,557	309,223	614	(1,905)	(1,291)
Fidelity VIP Mid Cap (Grandmaster )	(5,622)	4,376	48,936	47,690	—	(17,146)	(261,027)	(76)	(278,249)	(230,559)	604,918	374,359	1,059	(11,551)	(10,492)
Fidelity VIP Mid Cap (IQ Advisor Standard )	(386)	5,377	13,076	18,067	—	(26,194)	63,165	—	36,971	55,038	108,876	163,914	1,637	(247)	1,390
Fidelity VIP Mid Cap (IQ Annuity )	(20,675)	106,188	106,653	192,166	250,194	(434,597)	65,815	(2,226)	(120,814)	71,352	1,835,602	1,906,954	9,720	(13,102)	(3,382)
Fidelity VIP Mid Cap (Pinnacle )	(4,989)	30,322	21,181	46,514	1,443	(19,007)	(34,570)	(184)	(52,318)	(5,804)	499,249	493,445	666	(4,201)	(3,535)
Fidelity VIP Mid Cap (Pinnacle IV )	(22,405)	130,736	82,430	190,761	26,990	(410,509)	(96,078)	(848)	(480,445)	(289,684)	2,070,536	1,780,852	1,623	(16,293)	(14,670)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	(1,823)	11,287	14,369	23,833	788	(6,503)	16,227	(218)	10,294	34,127	206,301	240,428	1,478	(701)	777
Fidelity VIP Mid Cap (Pinnacle Plus )	(1,585)	(12,324)	19,334	5,425	—	(34,253)	(35,664)	(132)	(70,049)	(64,624)	182,706	118,082	4,535	(7,061)	(2,526)
Fidelity VIP Mid Cap (Pinnacle V )	(22,481)	104,558	108,733	190,810	104,759	(122,212)	(32,294)	(5,772)	(55,519)	135,291	1,816,416	1,951,707	32,685	(35,818)	(3,133)
Fidelity VIP Overseas (AdvantEdge )	(1,759)	7,565	(35,910)	(30,104)	830	(63,943)	(8,410)	(2,012)	(73,535)	(103,639)	466,223	362,584	2,845	(11,023)	(8,178)
Fidelity VIP Overseas (AnnuiChoice II )	(78)	2,589	(20,338)	(17,827)	48,163	(94,971)	4,938	(227)	(42,097)	(59,924)	290,662	230,738	488	(4,413)	(3,925)
Fidelity VIP Overseas (AnnuiChoice )	816	4,923	(26,528)	(20,789)	1,390	(10,701)	4,512	(418)	(5,217)	(26,006)	340,272	314,266	1,206	(1,580)	(374)
Fidelity VIP Overseas (GrandMaster flex3 )	(741)	5,998	(16,792)	(11,535)	9,887	(38,710)	(11,084)	(128)	(40,035)	(51,570)	183,196	131,626	443	(3,261)	(2,818)
Fidelity VIP Overseas (GrandMaster )	(105)	9,914	(38,159)	(28,350)	405	(9,558)	(30,094)	(45)	(39,292)	(67,642)	395,015	327,373	8,263	(13,078)	(4,815)
Fidelity VIP Overseas (IQ Advisor Standard )	17	260	(707)	(430)	—	(3,978)	175	—	(3,803)	(4,233)	7,409	3,176	11	(257)	(246)
Fidelity VIP Overseas (IQ3 )	(737)	(34,752)	(9,238)	(44,727)	10,670	(30,703)	(191,542)	(192)	(211,767)	(256,494)	470,054	213,560	2,853	(20,667)	(17,814)
Fidelity VIP Overseas (Pinnacle )	(378)	4,856	(26,080)	(21,602)	—	(16,725)	(410)	(69)	(17,204)	(38,806)	335,694	296,888	52	(1,231)	(1,179)
Fidelity VIP Overseas (Pinnacle IV )	(705)	2,857	(24,025)	(21,873)	14,303	(47,301)	(2,872)	(220)	(36,090)	(57,963)	340,441	282,478	1,850	(4,357)	(2,507)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	168	(6,576)	(4,371)	(10,779)	—	(49,949)	51,174	(147)	1,078	(9,701)	106,714	97,013	5,390	(5,650)	(260)
Fidelity VIP Overseas (Pinnacle Plus )	(1,082)	(4,618)	221	(5,479)	—	(7,481)	(53,369)	(35)	(60,885)	(66,364)	133,297	66,933	585	(3,957)	(3,372)
Fidelity VIP Overseas (Pinnacle V )	(2,575)	6,012	(62,965)	(59,528)	112,174	(84,465)	35,893	(2,932)	60,670	1,142	881,272	882,414	24,905	(17,674)	7,231
Fidelity VIP Target Volatility (AdvantEdge )	593	807	2,824	4,224	—	(2,400)	129,036	(752)	125,884	130,108	108,356	238,464	12,067	(301)	11,766
Fidelity VIP Target Volatility (AnnuiChoice II )	(144)	3,212	21,254	24,322	—	(59,226)	21,165	(6,531)	(44,592)	(20,270)	647,996	627,726	2,136	(6,287)	(4,151)
Fidelity VIP Target Volatility (GrandMaster )	(109)	224	2,063	2,178	—	(1,951)	—	—	(1,951)	227	61,565	61,792	—	(186)	(186)
Fidelity VIP Target Volatility (Pinnacle IV )	(58)	85	630	657	—	(723)	—	—	(723)	(66)	18,732	18,666	—	(67)	(67)
Fidelity VIP Target Volatility (Pinnacle V )	1,790	5,555	39,733	47,078	684,538	(29,185)	271,738	(10,797)	916,294	963,372	848,348	1,811,720	92,442	(5,641)	86,801
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	(1,744)	1,283	17,425	16,964	—	(10,290)	94,715	(61)	84,364	101,328	83,421	184,749	6,672	(694)	5,978
Columbia VIT Mid Cap Value (AnnuiChoice II )	(1,035)	425	11,919	11,309	—	(8,718)	8,794	(439)	(363)	10,946	90,885	101,831	1,534	(1,580)	(46)
Columbia VIT Mid Cap Value (Annuichoice )	(2,130)	8,665	21,448	27,983	—	(1,158)	(118,773)	(140)	(120,071)	(92,088)	312,399	220,311	4,055	(12,474)	(8,419)
Columbia VIT Mid Cap Value (Grandmaster flex3 )	(2,984)	14,186	7,685	18,887	—	(2,343)	(386,776)	(44)	(389,163)	(370,276)	478,272	107,996	4,326	(32,447)	(28,121)
Columbia VIT Mid Cap Value (Grandmaster )	(1,489)	1,324	13,185	13,020	—	(7,963)	22,196	(5)	14,228	27,248	97,700	124,948	1,853	(887)	966
Columbia VIT Mid Cap Value (Pinnacle )	(1,945)	4,101	14,442	16,598	—	(2,529)	(137,120)	(22)	(139,671)	(123,073)	231,343	108,270	581	(10,435)	(9,854)
Columbia VIT Mid Cap Value (Pinnacle IV )	(2,432)	902	19,730	18,200	—	(83)	(48,649)	(14)	(48,746)	(30,546)	233,351	202,805	4,779	(8,666)	(3,887)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	(122)	55	1,656	1,589	—	(730)	14,836	(5)	14,101	15,690	4,707	20,397	1,015	(50)	965

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus )	$(853)	$(4,061)	$6,903	$1,989	$—	$(4,140)	$(11,030)	$(50)	$(15,220)	$(13,231)	$102,171	$88,940	9,502	(11,199)	(1,697)
Columbia VIT Mid Cap Value (Pinnacle V )	(7,858)	25,372	40,682	58,196	43,489	(31,831)	208,067	(1,041)	218,684	276,880	433,277	710,157	27,618	(13,002)	14,616
Franklin Growth and Income VIP Fund (Pinnacle )	30,003	216,588	(54,912)	191,679	—	(380,508)	(59,871)	(1,509)	(441,888)	(250,209)	2,164,803	1,914,594	1	(21,006)	(21,005)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	125	574	62	761	—	—	—	(23)	(23)	738	7,174	7,912	—	(1)	(1)
Franklin Income VIP Fund (Pinnacle )	193,640	57,238	372,722	623,600	1,647	(757,532)	(82,755)	(1,607)	(840,247)	(216,647)	5,425,603	5,208,956	1,941	(39,446)	(37,505)
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	9,881	(729)	21,372	30,524	—	(47,609)	32,793	(30)	(14,846)	15,678	233,401	249,079	1,494	(2,098)	(604)
JP Morgan IT Mid Cap Value (AnnuiChoice )	(17)	36,589	(25,269)	11,303	—	(30,625)	(22,059)	(149)	(52,833)	(41,530)	135,668	94,138	1	(1,891)	(1,890)
JP Morgan IT Mid Cap Value (Grandmaster )	(261)	31,495	(22,979)	8,255	—	(45,160)	—	(2)	(45,162)	(36,907)	78,977	42,070	—	(1,534)	(1,534)
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	(862)	21,873	(5,985)	15,026	—	(4,968)	(18,509)	(179)	(23,656)	(8,630)	124,937	116,307	—	(816)	(816)
JP Morgan IT Mid Cap Value (IQ3 )	(422)	11,170	(2,305)	8,443	—	(12,094)	—	(47)	(12,141)	(3,698)	71,783	68,085	—	(427)	(427)
JP Morgan IT Mid Cap Value (Pinnacle )	(412)	4,998	5,787	10,373	—	(91)	—	(48)	(139)	10,234	78,966	89,200	—	(5)	(5)
JP Morgan IT Mid Cap Value (Pinnacle IV )	(1,580)	24,754	9,148	32,322	—	(15,163)	—	(352)	(15,515)	16,807	259,792	276,599	—	(557)	(557)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	(112)	1,953	3,137	4,978	—	(3,151)	—	(37)	(3,188)	1,790	39,288	41,078	1	(165)	(164)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	1,652	865	1,003	3,520	—	(5,863)	—	(44)	(5,907)	(2,387)	38,380	35,993	—	(231)	(231)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	69	3	64	136	—	—	—	(3)	(3)	133	1,459	1,592	—	—	—
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	1,396	124	1,376	2,896	—	—	—	(3)	(3)	2,893	32,744	35,637	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	3,188	(34)	3,374	6,528	—	(10)	—	(68)	(78)	6,450	72,927	79,377	—	(3)	(3)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	15,768	(19,904)	35,700	31,564	90	(7,015)	(20,416)	(272)	(27,613)	3,951	331,403	335,354	3,010	(4,014)	(1,004)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	1,702	(181)	2,614	4,135	—	(45,334)	32,793	—	(12,541)	(8,406)	29,782	21,376	1,306	(1,731)	(425)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,197	80	2,291	4,568	—	(1,814)	—	(32)	(1,846)	2,722	51,114	53,836	—	(68)	(68)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	697	7,280	4,139	12,116	—	(15,288)	—	(446)	(15,734)	(3,618)	216,315	212,697	1	(438)	(437)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	23	225	483	731	—	(392)	—	(18)	(410)	321	13,470	13,791	—	(28)	(28)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	(304)	2,021	4,659	6,376	—	(2,780)	—	(104)	(2,884)	3,492	123,591	127,083	—	(84)	(84)
Morgan Stanley UIF U.S. Real Estate (IQ3 )	(559)	23,037	239	22,717	—	(49,844)	—	(268)	(50,112)	(27,395)	448,856	421,461	—	(1,511)	(1,511)
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	432	197,686	(144,947)	53,171	—	(118,940)	(43,803)	(487)	(163,230)	(110,059)	1,152,526	1,042,467	4,399	(8,240)	(3,841)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(801)	103,317	(72,684)	29,832	—	(243,621)	(195)	(266)	(244,082)	(214,250)	662,111	447,861	—	(6,625)	(6,625)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	(878)	7,210	8,800	15,132	120	(7,526)	127,907	(1,473)	119,028	134,160	232,701	366,861	12,867	(1,522)	11,345
American Funds Managed Risk Asset Allocation (AnnuiChoice )	59	394	366	819	—	(393)	7,000	(39)	6,568	7,387	6,429	13,816	685	(43)	642
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	662	10,542	11,145	22,349	800	(33,722)	33,496	(2,790)	(2,216)	20,133	345,675	365,808	3,615	(3,683)	(68)
American Funds Managed Risk Asset Allocation (GrandMaster )	(156)	34	736	614	—	(1,378)	32,398	—	31,020	31,634	—	31,634	3,975	(1,037)	2,938
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	(67)	611	810	1,354	—	(91)	12,115	(16)	12,008	13,362	18,933	32,295	1,218	(68)	1,150
American Funds Managed Risk Asset Allocation (Pinnacle IV )	(190)	3,491	4,621	7,922	—	(3,302)	28,651	(30)	25,319	33,241	103,922	137,163	3,259	(716)	2,543
American Funds Managed Risk Asset Allocation (Pinnacle V )	(5,174)	58,556	75,715	129,097	1,134,132	(38,543)	157,086	(14,371)	1,238,304	1,367,401	1,664,421	3,031,822	139,683	(20,631)	119,052
Columbia VIT Small Cap Value (AdvantEdge )	(2,435)	36,595	16,643	50,803	554	(64,094)	(44,070)	(1,090)	(108,700)	(57,897)	230,336	172,439	319	(5,390)	(5,071)
Columbia VIT Small Cap Value (AnnuiChoice II )	(3,756)	50,675	110,761	157,680	37,313	(62,633)	98,457	(1,706)	71,431	229,111	420,295	649,406	7,305	(3,572)	3,733
Columbia VIT Small Cap Value (AnnuiChoice )	(775)	14,281	22,907	36,413	—	(2,731)	(7,835)	(32)	(10,598)	25,815	121,311	147,126	52	(516)	(464)
Columbia VIT Small Cap Value (Grandmaster flex3 )	(371)	3,729	8,094	11,452	—	—	23,187	—	23,187	34,639	12,259	46,898	1,215	—	1,215
Columbia VIT Small Cap Value (Grandmaster )	(282)	3,173	5,661	8,552	—	(864)	1,402	(10)	528	9,080	26,982	36,062	75	(46)	29
Columbia VIT Small Cap Value (Pinnacle Plus )	(902)	15,186	5,021	19,305	—	(44,913)	37,319	(33)	(7,627)	11,678	55,862	67,540	1,899	(2,112)	(213)
Columbia VIT Small Cap Value (Pinnacle )	(258)	1,769	7,405	8,916	—	(528)	50,927	(16)	50,383	59,299	15,242	74,541	2,285	(171)	2,114
Columbia VIT Small Cap Value (Pinnacle IV )	(259)	2,697	4,596	7,034	—	(1,401)	7,514	(6)	6,107	13,141	21,315	34,456	315	(58)	257
Columbia VIT Small Cap Value (Pinnacle V )	(20,618)	201,974	334,102	515,458	199,208	(83,604)	(61,730)	(9,516)	44,358	559,816	1,536,305	2,096,121	14,927	(11,451)	3,476
Franklin Growth and Income VIP Fund (AdvantEdge )	1,082	6,259	6,436	13,777	—	(19,340)	102,932	(206)	83,386	97,163	62,877	160,040	10,745	(4,924)	5,821
Franklin Growth and Income VIP Fund (AnnuiChoice )	16,112	197,158	(125,523)	87,747	25,569	(298,613)	(14,963)	(738)	(288,745)	(200,998)	1,128,805	927,807	265	(14,208)	(13,943)
Franklin Growth and Income VIP Fund (AnnuiChoice II )	6,259	51,036	(28,456)	28,839	9,402	(118,427)	(16,174)	(552)	(125,751)	(96,912)	363,613	266,701	712	(9,105)	(8,393)
Franklin Growth and Income VIP Fund (Grandmaster )	6,771	56,524	(14,701)	48,594	49,361	(114,888)	58,555	(151)	(7,123)	41,471	463,004	504,475	2,966	(3,213)	(247)
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	3,122	122,030	(106,802)	18,350	—	(106,792)	(152,233)	(320)	(259,345)	(240,995)	610,204	369,209	1,796	(16,008)	(14,212)
Franklin Growth and Income VIP Fund (IQ Annuity )	15,575	206,977	(91,414)	131,138	8,494	(182,980)	114,915	(868)	(60,439)	70,699	1,381,445	1,452,144	6,883	(10,022)	(3,139)
Franklin Growth and Income VIP Fund (Pinnacle )	9,497	80,924	(17,555)	72,866	26,494	(46,668)	(27,522)	(265)	(47,961)	24,905	750,676	775,581	668	(4,396)	(3,728)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	1	3	—	4	—	—	—	—	—	4	40	44	—	—	—
Franklin Growth and Income VIP Fund (Pinnacle IV )	13,230	155,108	(64,068)	104,270	5,028	(158,537)	8,686	(759)	(145,582)	(41,312)	1,101,139	1,059,827	2,203	(9,247)	(7,044)
Franklin Growth and Income VIP Fund (Pinnacle Plus )	2,508	34,491	(10,394)	26,605	—	(131,892)	(62,213)	(780)	(194,885)	(168,280)	318,429	150,149	—	(9,863)	(9,863)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	3,816	21,976	(1,387)	24,405	—	(92,459)	68,546	(308)	(24,221)	184	212,062	212,246	4,652	(5,863)	(1,211)
Franklin Growth and Income VIP Fund (Pinnacle V )	12,886	131,051	(6,981)	136,956	291,692	(107,062)	106,906	(6,145)	285,391	422,347	1,278,433	1,700,780	33,748	(11,201)	22,547
Franklin Income VIP Fund (AdvantEdge )	9,750	(1,253)	25,700	34,197	120	(9,402)	63,064	(283)	53,499	87,696	247,082	334,778	4,990	(914)	4,076

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AnnuiChoice )	$43,693	$10,162	$80,209	$134,064	$12,500	$(98,931)	$(34,262)	$(1,760)	$(122,453)	$11,611	$1,146,546	$1,158,157	2,282	(7,808)	(5,526)
Franklin Income VIP Fund (AnnuiChoice II )	279,722	(5,898)	631,923	905,747	142,194	(195,900)	(157,185)	(7,659)	(218,550)	687,197	7,240,575	7,927,772	7,509	(22,657)	(15,148)
Franklin Income VIP Fund (Grandmaster )	31,836	6,919	69,544	108,299	4,107	(148,653)	(34,189)	(373)	(179,108)	(70,809)	989,032	918,223	2,346	(10,633)	(8,287)
Franklin Income VIP Fund (GrandMaster flex3 )	71,910	10,796	159,767	242,473	1,300	(149,026)	(27,579)	(912)	(176,217)	66,256	2,012,462	2,078,718	7,024	(14,941)	(7,917)
Franklin Income VIP Fund (IQ Advisor Standard )	145	(1)	280	424	—	—	16	—	16	440	3,170	3,610	1	—	1
Franklin Income VIP Fund (IQ Annuity )	44,026	(2,161)	94,023	135,888	2,000	(248,690)	(36,646)	(1,153)	(284,489)	(148,601)	1,347,795	1,199,194	1,983	(15,626)	(13,643)
Franklin Income VIP Fund (Pinnacle IV )	73,013	6,812	165,624	245,449	33,532	(252,047)	(500)	(582)	(219,597)	25,852	2,158,395	2,184,247	3,708	(14,142)	(10,434)
Franklin Income VIP Fund (Pinnacle Plus )	16,261	(18,486)	59,742	57,517	—	(135,460)	(21,759)	(515)	(157,734)	(100,217)	431,888	331,671	20,763	(28,401)	(7,638)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	13,386	(18,796)	54,229	48,819	1,680	(150,239)	170,701	(592)	21,550	70,369	395,368	465,737	13,076	(11,637)	1,439
Franklin Income VIP Fund (Pinnacle V )	148,253	(109,530)	481,916	520,639	964,913	(838,779)	779,853	(7,140)	898,847	1,419,486	3,759,698	5,179,184	132,679	(58,974)	73,705
Franklin Large Cap Growth VIP Fund (AdvantEdge )	(13,219)	61,714	(97,009)	(48,514)	2,214	(296,403)	(65,456)	(2,797)	(362,442)	(410,956)	1,083,405	672,449	2,613	(28,106)	(25,493)
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	(691)	(15,494)	11,945	(4,240)	675	(6,520)	(23,981)	(63)	(29,889)	(34,129)	104,875	70,746	3,765	(5,238)	(1,473)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	(4,962)	57,412	(75,847)	(23,397)	28,873	(297,345)	27,205	(2,524)	(243,791)	(267,188)	573,627	306,439	2,681	(18,225)	(15,544)
Franklin Large Cap Growth VIP Fund (Grandmaster )	(641)	(3,017)	2,724	(934)	—	(39,796)	39,113	(38)	(721)	(1,655)	44,314	42,659	1,953	(1,966)	(13)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	(1,733)	10,993	(14,334)	(5,074)	—	(13,091)	(9,671)	(125)	(22,887)	(27,961)	136,087	108,126	2,218	(3,414)	(1,196)
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard )	(19)	4,077	(5,773)	(1,715)	—	(17,829)	—	—	(17,829)	(19,544)	19,544	—	—	(1,037)	(1,037)
Franklin Large Cap Growth VIP Fund (IQ Annuity )	(2,652)	5,473	(9,126)	(6,305)	—	(3,811)	406	(134)	(3,539)	(9,844)	193,518	183,674	25	(207)	(182)
Franklin Large Cap Growth VIP Fund (Pinnacle )	(1,104)	124	(1,849)	(2,829)	—	(1,446)	(7,314)	(49)	(8,809)	(11,638)	89,573	77,935	109	(547)	(438)
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	(4,780)	(35,605)	29,591	(10,794)	50	(94,117)	(4,627)	(196)	(98,890)	(109,684)	387,194	277,510	2,515	(7,404)	(4,889)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	(4,308)	(40,546)	24,524	(20,330)	—	(21,309)	(195,351)	(245)	(216,905)	(237,235)	415,445	178,210	24,372	(36,975)	(12,603)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	(1,134)	(4,926)	3,667	(2,393)	—	(24,390)	96,096	(282)	71,424	69,031	89,797	158,828	5,896	(1,512)	4,384
Franklin Large Cap Growth VIP Fund (Pinnacle V )	(24,439)	58,321	(71,254)	(37,372)	409,426	(84,811)	42,687	(7,457)	359,845	322,473	1,424,790	1,747,263	44,950	(16,732)	28,218
Franklin Mutual Shares VIP Fund (AdvantEdge )	5,653	202,625	(10,509)	197,769	2,768	(254,235)	(147,429)	(6,677)	(405,573)	(207,804)	1,698,908	1,491,104	1,989	(33,990)	(32,001)
Franklin Mutual Shares VIP Fund (AnnuiChoice )	4,157	48,410	6,800	59,367	968	(41,824)	2,387	(711)	(39,180)	20,187	420,809	440,996	579	(2,308)	(1,729)
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	26,649	327,333	40,886	394,868	512,640	(515,584)	2,276	(7,825)	(8,493)	386,375	2,504,345	2,890,720	30,626	(29,454)	1,172
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	3,458	93,377	16,013	112,848	360	(62,695)	748	(314)	(61,901)	50,947	842,297	893,244	454	(3,495)	(3,041)
Franklin Mutual Shares VIP Fund (IQ Annuity )	2,467	53,711	4,237	60,415	—	(40,120)	(56,102)	(561)	(96,783)	(36,368)	532,966	496,598	25	(4,923)	(4,898)
Franklin Mutual Shares VIP Fund (Pinnacle )	2,377	98,386	(9,757)	91,006	60	(211,473)	(12,516)	(195)	(224,124)	(133,118)	746,367	613,249	5	(10,317)	(10,312)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )	69	795	205	1,069	—	(980)	—	(24)	(1,004)	65	7,992	8,057	—	(47)	(47)
Franklin Mutual Shares VIP Fund (Pinnacle IV )	5,757	112,271	29,360	147,388	12,401	(211,366)	2,485	(307)	(196,787)	(49,399)	1,170,214	1,120,815	1,710	(11,144)	(9,434)
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	448	59,249	(23,011)	36,686	—	(31,607)	(107,367)	(382)	(139,356)	(102,670)	325,479	222,809	51	(7,252)	(7,201)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	2,675	2,604	33,413	38,692	1,680	(70,278)	79,041	(771)	9,672	48,364	267,985	316,349	7,123	(6,585)	538
Franklin Mutual Shares VIP Fund (Pinnacle V )	50,124	789,478	524,286	1,363,888	1,998,570	(572,028)	33,341	(50,228)	1,409,655	2,773,543	8,155,901	10,929,444	184,187	(53,929)	130,258
Franklin Mutual Shares VIP Fund(Grandmaster )	2,859	80,845	(17,272)	66,432	19,901	(102,568)	(86,736)	(182)	(169,585)	(103,153)	603,356	500,203	932	(9,078)	(8,146)
Franklin Small Cap Value VIP Fund (AdvantEdge )	(1,017)	12,347	21,240	32,570	—	(2,474)	57,418	(606)	54,338	86,908	89,487	176,395	4,008	(738)	3,270
Franklin Small Cap Value VIP Fund (Annuichoice )	(121)	7,038	7,116	14,033	—	(1,677)	(3,400)	(120)	(5,197)	8,836	54,733	63,569	216	(627)	(411)
Franklin Small Cap Value VIP Fund (Annuichoice II )	(799)	40,178	22,528	61,907	—	(20,378)	5,013	(524)	(15,889)	46,018	224,567	270,585	1,710	(2,810)	(1,100)
Franklin Small Cap Value VIP Fund (Grandmaster )	(537)	(849)	14,621	13,235	—	(5,649)	75,016	(13)	69,354	82,589	10,483	93,072	8,685	(3,834)	4,851
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	(251)	9,702	6,377	15,828	—	(31,525)	25,119	(3)	(6,409)	9,419	45,308	54,727	2,186	(2,394)	(208)
Franklin Small Cap Value VIP Fund (IQ Annuuity )	(243)	(385)	8,252	7,624	—	(5,929)	(21,823)	(29)	(27,781)	(20,157)	54,819	34,662	1,129	(3,324)	(2,195)
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	(188)	4,036	2,631	6,479	—	—	10,623	(12)	10,611	17,090	15,361	32,451	805	(1)	804
Franklin Small Cap Value VIP Fund (Pinnacle )	(383)	2,105	7,178	8,900	—	(4,558)	24,883	(29)	20,296	29,196	34,710	63,906	6,821	(5,643)	1,178
Franklin Small Cap Value VIP Fund (Pinnacle IV )	(120)	1,059	3,267	4,206	—	(5,974)	18,545	(27)	12,544	16,750	13,442	30,192	1,190	(393)	797
Franklin Small Cap Value VIP Fund (Pinnacle V )	(7,900)	105,640	159,537	257,277	103,634	(86,846)	30,510	(2,475)	44,823	302,100	824,441	1,126,541	31,473	(27,122)	4,351
Invesco VI American Franchise (AdvantEdge )	(56)	366	(275)	35	—	(179)	119	(40)	(100)	(65)	3,561	3,496	18	(23)	(5)
Invesco VI American Franchise (AnnuiChoice )	(65)	738	(611)	62	—	(206)	56	(27)	(177)	(115)	6,558	6,443	3	(10)	(7)
Invesco VI American Franchise (AnnuiChoice II )	(983)	9,262	(7,542)	737	200	(991)	—	(50)	(841)	(104)	87,878	87,774	11	(55)	(44)
Invesco VI American Franchise (Grandmaster )	(37)	329	(289)	3	—	(294)	—	(3)	(297)	(294)	3,086	2,792	—	(13)	(13)
Invesco VI American Franchise (GrandMaster flex3 )	(186)	4,725	(4,313)	226	—	—	(8,547)	—	(8,547)	(8,321)	14,451	6,130	—	(363)	(363)
Invesco VI American Franchise (IQ Advisor Standard )	(21)	333	(267)	45	—	—	(60)	—	(60)	(15)	3,487	3,472	—	(3)	(3)
Invesco VI American Franchise (IQ Annuity )	(3,873)	34,131	(29,727)	531	—	(16,197)	—	(245)	(16,442)	(15,911)	284,638	268,727	—	(744)	(744)
Invesco VI American Franchise (Pinnacle )	(974)	4,649	(4,361)	(686)	—	(535)	4,552	(9)	4,008	3,322	62,315	65,637	1,707	(1,584)	123
Invesco VI American Franchise (Pinnacle IV )	(1,959)	12,058	(12,157)	(2,058)	1,594	(4,026)	(60,675)	(61)	(63,168)	(65,226)	172,213	106,987	769	(3,591)	(2,822)
Invesco VI American Franchise (Pinnacle Plus )	48	2,029	(1,782)	295	—	—	(585)	(1)	(586)	(291)	18,909	18,618	33	(51)	(18)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	(149)	1,193	(821)	223	—	—	879	(23)	856	1,079	12,234	13,313	59	(2)	57
Invesco VI American Franchise (Pinnacle V )	(15,568)	116,522	(95,185)	5,769	51,701	(37,105)	(105,591)	(3,776)	(94,771)	(89,002)	1,079,767	990,765	8,966	(14,782)	(5,816)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AdvantEdge )	$(1,745)	$(17,866)	$27,787	$8,176	$—	$(11,360)	$(42,030)	$(647)	$(54,037)	$(45,861)	$162,948	$117,087	2,454	(6,563)	(4,109)
Invesco VI American Value (AnnuiChoice )	(198)	2,630	787	3,219	—	(3,359)	(1,860)	(23)	(5,242)	(2,023)	19,259	17,236	371	(644)	(273)
Invesco VI American Value (AnnuiChoice II )	(5,412)	60,961	34,886	90,435	172,714	(46,837)	104	(2,256)	123,725	214,160	460,958	675,118	15,154	(6,383)	8,771
Invesco VI American Value (Grandmaster )	(637)	(4,117)	10,413	5,659	—	(4,627)	(10,763)	(13)	(15,403)	(9,744)	64,747	55,003	1	(1,106)	(1,105)
Invesco VI American Value (Grandmaster flex3 )	(141)	(1,077)	1,755	537	—	—	(9,981)	—	(9,981)	(9,444)	11,295	1,851	65	(728)	(663)
Invesco VI American Value (IQ Annuity )	(827)	4,944	1,945	6,062	—	(15,531)	(505)	(13)	(16,049)	(9,987)	74,577	64,590	240	(1,446)	(1,206)
Invesco VI American Value (Pinnacle )	(519)	561	5,171	5,213	—	(5,103)	—	(5)	(5,108)	105	45,320	45,425	—	(362)	(362)
Invesco VI American Value (Pinnacle IV )	(1,095)	(4,401)	15,360	9,864	—	(13,511)	(23,311)	(40)	(36,862)	(26,998)	94,554	67,556	295	(2,683)	(2,388)
Invesco VI American Value (Pinnacle Plus Reduced M&E )	(101)	(4,994)	4,407	(688)	—	(7,262)	(7,056)	(12)	(14,330)	(15,018)	23,510	8,492	—	(1,004)	(1,004)
Invesco VI American Value (Pinnacle V )	(35,967)	(29,174)	460,843	395,702	1,268,187	(129,616)	(137,595)	(13,801)	987,175	1,382,877	2,235,208	3,618,085	138,624	(73,101)	65,523
Invesco VI Comstock (AdvantEdge )	(1,137)	47,562	(6,552)	39,873	—	(135,574)	1,985	(973)	(134,562)	(94,689)	404,723	310,034	769	(10,267)	(9,498)
Invesco VI Comstock (AnnuiChoice )	1,073	50,641	(11,487)	40,227	225	(14,054)	(51,912)	(595)	(66,336)	(26,109)	323,201	297,092	500	(3,364)	(2,864)
Invesco VI Comstock (AnnuiChoice II )	2,530	172,716	14,074	189,320	235,323	(257,495)	21,064	(4,225)	(5,333)	183,987	1,168,262	1,352,249	16,695	(16,622)	73
Invesco VI Comstock (Grandmaster )	(38)	14,884	12,705	27,551	—	(3,961)	122	(37)	(3,876)	23,675	183,539	207,214	21	(201)	(180)
Invesco VI Comstock (GrandMaster flex3 )	(142)	5,357	4,237	9,452	—	(2,367)	—	(29)	(2,396)	7,056	63,690	70,746	21	(126)	(105)
Invesco VI Comstock (IQ Advisor Standard )	25	269	246	540	—	—	140	—	140	680	3,160	3,840	8	—	8
Invesco VI Comstock (IQ Annuity )	(726)	94,092	(50,731)	42,635	—	(58,590)	(53,520)	(131)	(112,241)	(69,606)	410,130	340,524	298	(5,528)	(5,230)
Invesco VI Comstock (Pinnacle )	(73)	16,894	764	17,585	180	(8,042)	(5,994)	(120)	(13,976)	3,609	125,419	129,028	14	(626)	(612)
Invesco VI Comstock (Pinnacle IV )	(328)	23,687	8,488	31,847	78	(10,289)	(7,958)	(165)	(18,334)	13,513	226,358	239,871	41	(875)	(834)
Invesco VI Comstock (Pinnacle Plus )	(31)	2,649	(4,708)	(2,090)	—	(16,596)	—	—	(16,596)	(18,686)	18,686	—	—	(949)	(949)
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	54	3,072	2,518	5,644	—	(2,257)	—	(95)	(2,352)	3,292	37,176	40,468	1	(135)	(134)
Invesco VI Comstock (Pinnacle V )	(12,376)	736,468	160,304	884,396	1,364,966	(381,377)	451,851	(30,388)	1,405,052	2,289,448	5,063,027	7,352,475	190,306	(81,632)	108,674
Invesco VI International Growth Class II (Advantedge)	(755)	(377)	(6,345)	(7,477)	—	(3,601)	108,293	(2,648)	102,044	94,567	248,254	342,821	10,396	(636)	9,760
Invesco VI International Growth Class II (IQ Advisor Enhanced )	389	1,966	(7,775)	(5,420)	87,684	(15,265)	32,345	(1,934)	102,830	97,410	403,419	500,829	12,466	(2,520)	9,946
Invesco VI International Growth Class II (Pinnacle )	(134)	632	(1,516)	(1,018)	—	(849)	1,577	(11)	717	(301)	48,924	48,623	372	(301)	71
Invesco VI International Growth Class II (Pinnacle Plus )	(139)	(6,315)	5,277	(1,177)	—	(8,031)	(43,014)	(1)	(51,046)	(52,223)	127,557	75,334	3,783	(8,546)	(4,763)
Invesco VI International Growth Class II (Pinnacle V )	(5,275)	5,880	(34,900)	(34,295)	508,513	(75,022)	154,094	(10,751)	576,834	542,539	1,579,964	2,122,503	64,876	(8,774)	56,102
Invesco VI International Growth II (Annuichoice)	248	111	(3,014)	(2,655)	225	—	(3,310)	—	(3,085)	(5,740)	155,829	150,089	229	(521)	(292)
Invesco VI International Growth II (Grandmaster )	42	(106)	(386)	(450)	—	(462)	(1,123)	(4)	(1,589)	(2,039)	18,750	16,711	312	(471)	(159)
Invesco VI International Growth II (Grandmaster flex3 )	(20)	(4)	(89)	(113)	—	—	—	—	—	(113)	5,030	4,917	—	—	—
Invesco VI Mid Cap Growth II (Annuichoice II )*	(1)	—	(13)	(14)	—	—	936	—	936	922	—	922	89	—	89
Invesco VI Mid Cap Growth II (Pinnacle IV )*	(7)	—	(85)	(92)	—	—	7,440	—	7,440	7,348	—	7,348	712	—	712
Invesco VI Mid Cap Growth II (Pinnacle V )*	(229)	800	(2,683)	(2,112)	70,069	—	18,175	(38)	88,206	86,094	—	86,094	9,142	(800)	8,342
Templeton Foreign VIP Fund (IQ Annuity )	1,469	2,391	9,222	13,082	—	(20,007)	(24,195)	(220)	(44,422)	(31,340)	263,241	231,901	1,011	(3,379)	(2,368)
Templeton Foreign VIP Fund (Pinnacle )	2,803	552	20,974	24,329	180	(10,408)	(23,209)	(154)	(33,591)	(9,262)	459,853	450,591	20	(1,822)	(1,802)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E )	182	(786)	757	153	—	(11,176)	—	(23)	(11,199)	(11,046)	14,579	3,533	1	(596)	(595)
Templeton Foreign VIP Fund (Pinnacle IV )	3,035	12,649	9,538	25,222	—	(134,684)	(9,720)	(225)	(144,629)	(119,407)	633,922	514,515	2,155	(10,112)	(7,957)
Templeton Foreign VIP Fund (Pinnacle V )	12,957	43,615	203,989	260,561	1,008,790	(229,041)	134,370	(19,139)	894,980	1,155,541	3,259,347	4,414,888	129,745	(25,265)	104,480
Templeton Foreign VIP Fund (AnnuiChoice )	2,699	4,855	9,047	16,601	1,330	(31,267)	2,781	(245)	(27,401)	(10,800)	308,561	297,761	440	(1,867)	(1,427)
Templeton Foreign VIP Fund (AnnuiChoice II )	7,817	16,797	46,143	70,757	243,358	(126,569)	29,271	(3,325)	142,735	213,492	865,532	1,079,024	21,848	(7,826)	14,022
Templeton Foriegn VIP Fund (AdvantEdge )	1,607	6,341	18,176	26,124	1,384	(191,657)	10,533	(2,904)	(182,644)	(156,520)	699,634	543,114	3,030	(22,858)	(19,828)
Templeton Foriegn VIP Fund (Grandmaster )	1,310	1,692	9,099	12,101	13,099	(19,788)	(32,170)	(77)	(38,936)	(26,835)	299,103	272,268	815	(3,040)	(2,225)
Templeton Foriegn VIP Fund (GrandMaster flex3 )	666	(8,418)	20,413	12,661	400	(43,788)	(28,818)	(203)	(72,409)	(59,748)	292,305	232,557	867	(4,816)	(3,949)
Templeton Foriegn VIP Fund (IQ Advisor Standard )	732	(3,344)	5,870	3,258	—	(12,053)	—	—	(12,053)	(8,795)	67,978	59,183	—	(780)	(780)
Templeton Foriegn VIP Fund (Pinnacle Plus )	475	(331)	4,333	4,477	—	(35,727)	(7,683)	(53)	(43,463)	(38,986)	146,501	107,515	62	(2,706)	(2,644)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E )	1,041	1,269	6,132	8,442	1,050	—	4,591	(84)	5,557	13,999	129,620	143,619	769	(199)	570
Templeton Global Bond VIP Fund (Pinnacle )	(696)	(7,867)	7,611	(952)	—	(7,220)	(47,980)	—	(55,200)	(56,152)	79,128	22,976	—	(6,117)	(6,117)
Templeton Global Bond VIP Fund (Grandmaster )	(5,364)	(767)	11,514	5,383	—	(20,732)	(172)	(123)	(21,027)	(15,644)	398,165	382,521	909	(3,234)	(2,325)
Templeton Global Bond VIP Fund (GrandMaster flex3 )	(1,187)	(1,122)	2,821	512	200	(20,456)	5,119	(60)	(15,197)	(14,685)	83,573	68,888	560	(2,257)	(1,697)
Templeton Global Bond VIP Fund (Pinnacle V )	(13,692)	(21,556)	45,721	10,473	—	(97,231)	(34,489)	(200)	(131,920)	(121,447)	1,016,621	895,174	276	(14,845)	(14,569)
Templeton Global Bond VIP Fund (Advantedge )	(431)	(580)	566	(445)	—	(17,988)	(7,245)	(38)	(25,271)	(25,716)	38,933	13,217	—	(2,821)	(2,821)
Templeton Global Bond VIP Fund (Pinnacle IV )	(49,322)	(42,219)	137,891	46,350	188,487	(141,191)	52,496	(2,182)	97,610	143,960	3,189,463	3,333,423	34,346	(23,489)	10,857
Templeton Global Bond VIP Fund (Annuichoice )	(1,238)	(2,408)	4,904	1,258	16,319	(25,602)	(20,482)	(154)	(29,919)	(28,661)	142,024	113,363	19	(3,320)	(3,301)
Templeton Global Bond VIP Fund (AnnuiChoice II )	(1,032)	(5,332)	7,351	987	—	(12,802)	(10,500)	(146)	(23,448)	(22,461)	103,455	80,994	569	(3,138)	(2,569)
Templeton Growth VIP Fund (AdvantEdge )	516	3,034	5,838	9,388	—	(12,693)	980	(524)	(12,237)	(2,849)	112,404	109,555	559	(1,577)	(1,018)
Templeton Growth VIP Fund (AnnuiChoice )	2,451	10,923	6,896	20,270	264	(3,396)	11,821	(420)	8,269	28,539	223,652	252,191	741	(280)	461

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AnnuiChoice II )	$1,581	$16,793	$(6,621)	$11,753	$7,282	$(56,704)	$1,682	$(547)	$(48,287)	$(36,534)	$159,432	$122,898	1,006	(5,169)	(4,163)
Templeton Growth VIP Fund (Grandmaster )	1,548	8,661	8,320	18,529	3,709	(3,296)	(4,090)	(71)	(3,748)	14,781	230,916	245,697	236	(442)	(206)
Templeton Growth VIP Fund (GrandMaster flex3 )	1,270	49,534	(22,925)	27,879	—	(44,148)	(21,468)	(198)	(65,814)	(37,935)	402,308	364,373	363	(4,031)	(3,668)
Templeton Growth VIP Fund (IQ Annuity )	1,953	47,208	(27,267)	21,894	600	(56,719)	(16,718)	(244)	(73,081)	(51,187)	376,614	325,427	810	(5,030)	(4,220)
Templeton Growth VIP Fund (Pinnacle )	3,977	16,948	25,272	46,197	30	(61,878)	2,747	(149)	(59,250)	(13,053)	629,186	616,133	560	(3,844)	(3,284)
Templeton Growth VIP Fund (Pinnacle IV )	2,516	2,442	29,746	34,704	2,625	(70,572)	4,190	(216)	(63,973)	(29,269)	473,672	444,403	1,960	(5,448)	(3,488)
Templeton Growth VIP Fund (Pinnacle Plus )	902	(10,678)	17,806	8,030	—	(29,415)	(83,285)	(255)	(112,955)	(104,925)	181,550	76,625	211	(7,053)	(6,842)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	697	1,855	9,355	11,907	—	(33,974)	89,070	(165)	54,931	66,838	117,662	184,500	6,983	(2,938)	4,045
Templeton Growth VIP Fund (Pinnacle V )	4,108	15,278	45,440	64,826	16,496	(72,704)	(9,003)	(758)	(65,969)	(1,143)	862,922	861,779	2,387	(9,429)	(7,042)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	11,724	(6,529)	18,903	24,098	1,107	(60,187)	40,240	(1,135)	(19,975)	4,123	306,558	310,681	4,001	(5,680)	(1,679)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	3,760	(3,418)	7,135	7,477	83	(9,579)	(2,734)	(158)	(12,388)	(4,911)	86,339	81,428	173	(1,068)	(895)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	4,818	(3,400)	8,444	9,862	—	(21,751)	(1,050)	(360)	(23,161)	(13,299)	106,723	93,424	351	(1,964)	(1,613)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3 )	5,894	(3,008)	6,995	9,881	200	(13,242)	47,162	(43)	34,077	43,958	104,113	148,071	6,047	(3,541)	2,506
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	2,875	(847)	4,528	6,556	—	(39,398)	40,404	(41)	965	7,521	55,689	63,210	2,033	(1,930)	103
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	7,184	(3,729)	10,354	13,809	—	(1,021)	2,551	(85)	1,445	15,254	144,395	159,649	1,475	(1,377)	98
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	7,343	(6,303)	16,028	17,068	240	(27,842)	(13,455)	(25)	(41,082)	(24,014)	176,581	152,567	1,625	(4,475)	(2,850)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	1,825	(714)	2,568	3,679	—	(4,544)	(804)	(59)	(5,407)	(1,728)	46,057	44,329	13	(299)	(286)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	737	(1,114)	1,970	1,593	—	(11,860)	15	(41)	(11,886)	(10,293)	25,686	15,393	84	(1,182)	(1,098)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	30,624	(9,264)	23,818	45,178	40,789	(164,945)	472,857	(710)	347,991	393,169	281,474	674,643	40,385	(13,658)	26,727
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	(4,001)	(12,443)	32,805	16,361	1,107	(70,134)	13,091	(2,347)	(58,283)	(41,922)	370,385	328,463	4,846	(13,079)	(8,233)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	(938)	(1,940)	8,456	5,578	—	(9,446)	81,184	(286)	71,452	77,030	147,678	224,708	2,571	(348)	2,223
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	(1,626)	(6,128)	21,557	13,803	2,737	(24,383)	(8,207)	(507)	(30,360)	(16,557)	225,185	208,628	1,641	(4,125)	(2,484)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	(1,295)	(1,554)	11,766	8,917	1,745	(9,629)	16,630	(71)	8,675	17,592	126,587	144,179	731	(357)	374
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	(2,003)	(1,191)	3,269	75	400	(11,247)	211,276	(162)	200,267	200,342	144,274	344,616	7,746	(1,001)	6,745
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard )	(50)	(552)	6,053	5,451	—	(3,409)	71,953	—	68,544	73,995	4,327	78,322	3,487	(152)	3,335
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	(1,524)	(1,933)	9,473	6,016	7,704	(31,219)	36,060	(267)	12,278	18,294	210,712	229,006	2,734	(2,472)	262
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	(2,707)	780	12,156	10,229	—	(28,100)	71,734	(165)	43,469	53,698	286,743	340,441	2,869	(1,551)	1,318
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	(4,147)	(11,064)	33,078	17,867	16,038	(85,188)	26,038	(338)	(43,450)	(25,583)	426,419	400,836	2,184	(3,811)	(1,627)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	(1,615)	(4,256)	17,313	11,442	—	(64,536)	(67,496)	(335)	(132,367)	(120,925)	167,950	47,025	28	(5,247)	(5,219)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	(379)	(444)	(2,103)	(2,926)	—	(36,840)	59,033	(74)	22,119	19,193	32,221	51,414	6,522	(4,454)	2,068
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	(13,630)	(39,536)	83,514	30,348	112,369	(112,183)	135,106	(2,306)	132,986	163,334	1,161,187	1,324,521	40,519	(27,822)	12,697
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	(586)	6,593	(1,016)	4,991	—	(33,496)	(14,551)	(140)	(48,187)	(43,196)	148,283	105,087	366	(2,034)	(1,668)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	(82)	2,490	2,262	4,670	525	(9,433)	15,192	(40)	6,244	10,914	77,633	88,547	1,287	(885)	402
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	(1,926)	50,971	(31,698)	17,347	8,054	(78,201)	(42,479)	(2,123)	(114,749)	(97,402)	421,433	324,031	1,126	(8,615)	(7,489)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	99	9,577	320	9,996	186	(10,437)	(8,446)	(238)	(18,935)	(8,939)	195,306	186,367	368	(1,914)	(1,546)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	(298)	29,337	(7,641)	21,398	53,246	(54,069)	7,405	(1,467)	5,115	26,513	374,091	400,604	6,864	(6,337)	527
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	(715)	11,841	(16,439)	(5,313)	2,309	(49,571)	49,630	(90)	2,278	(3,035)	197,412	194,377	3,267	(3,630)	(363)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	(582)	11,419	(5,037)	5,800	580	(20,103)	(6,976)	(31)	(26,530)	(20,730)	131,614	110,884	1,416	(3,673)	(2,257)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard )	(6)	946	(907)	33	—	(6,115)	—	—	(6,115)	(6,082)	6,082	—	—	(215)	(215)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	(674)	16,116	(4,488)	10,954	1,370	(23,631)	23,293	(244)	788	11,742	191,519	203,261	1,185	(1,125)	60
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(1,733)	1,546	22,679	22,492	778	(62,672)	(4,864)	(202)	(66,960)	(44,468)	448,809	404,341	1,103	(6,609)	(5,506)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	(13,365)	82,837	48,493	117,965	382,028	(206,514)	366,953	(8,780)	533,687	651,652	2,420,542	3,072,194	61,404	(19,970)	41,434
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(1,866)	3,104	(3,339)	(2,101)	120	(7,258)	2,936	(528)	(4,730)	(6,831)	122,294	115,463	531	(878)	(347)
BlackRock Capital Appreciation VI (AnnuiChoice II)	(7,668)	16,321	(17,633)	(8,980)	96,509	(93,757)	15,890	(1,636)	17,006	8,026	690,937	698,963	4,816	(3,608)	1,208
BlackRock Capital Appreciation VI (Annuichoice )	(515)	193	(938)	(1,260)	—	(1,600)	(14,598)	(41)	(16,239)	(17,499)	64,117	46,618	—	(1,191)	(1,191)
BlackRock Capital Appreciation VI (Grandmaster flex3 )	(471)	518	(414)	(367)	—	—	2,147	—	2,147	1,780	29,241	31,021	292	(125)	167
BlackRock Capital Appreciation VI Class III (Grandmaster )	(1,558)	(21,503)	8,637	(14,424)	—	(1,243)	(110,398)	(1)	(111,642)	(126,066)	157,391	31,325	72	(9,034)	(8,962)
BlackRock Capital Appreciation VI Class III (Pinnacle )	(529)	956	(1,056)	(629)	—	(1,317)	—	(3)	(1,320)	(1,949)	40,640	38,691	—	(98)	(98)
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	(1,365)	2,298	(1,924)	(991)	—	(1,196)	2,969	(26)	1,747	756	94,707	95,463	314	(150)	164
BlackRock Capital Appreciation VI Class III (Pinnacle V )	(55,437)	109,637	(7,324)	46,876	1,679,430	(169,522)	63,021	(24,316)	1,548,613	1,595,489	2,452,944	4,048,433	137,547	(17,629)	119,918
BlackRock Global Allocation VI (Advantedge )	(1,615)	(37,221)	38,570	(266)	120	(107,137)	(85,831)	(510)	(193,358)	(193,624)	226,804	33,180	73	(18,369)	(18,296)
BlackRock Global Allocation VI (AnnuiChoice II)	922	(2,607)	24,497	22,812	25,260	(77,872)	77,091	(763)	23,716	46,528	854,814	901,342	7,287	(5,113)	2,174
BlackRock Global Allocation VI (Annuichoice )	258	(5,636)	9,016	3,638	—	(978)	(26,093)	(202)	(27,273)	(23,635)	171,032	147,397	112	(2,639)	(2,527)
BlackRock Global Allocation VI (Grandmaster flex3 )	(1,179)	(11,824)	17,196	4,193	—	(13,596)	(39,488)	(172)	(53,256)	(49,063)	166,392	117,329	1,200	(6,046)	(4,846)
BlackRock Global Allocation VI (Grandmaster )	14	(474)	2,338	1,878	—	(361)	9,352	(12)	8,979	10,857	66,795	77,652	1,035	(194)	841

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle )	$(426)	$(6,685)	$8,883	$1,772	$—	$(2,510)	$(77,409)	$(3)	$(79,922)	$(78,150)	$91,471	$13,321	303	(7,604)	(7,301)
BlackRock Global Allocation VI Class III (Pinnacle IV )	(718)	(3,999)	14,164	9,447	—	(7,131)	26,751	(106)	19,514	28,961	313,285	342,246	3,460	(1,472)	1,988
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E )	(36)	(1,641)	1,557	(120)	—	(15,312)	—	—	(15,312)	(15,432)	15,432	—	—	(1,422)	(1,422)
BlackRock Global Allocation VI Class III (Pinnacle V )	(1,058)	(3,211)	12,610	8,341	16,575	(33,992)	43,550	(351)	25,782	34,123	361,270	395,393	6,351	(3,944)	2,407
BlackRock High Yield VI Class III (Annuichoice )*	42	1	122	165	—	(87)	6,759	—	6,672	6,837	—	6,837	650	(8)	642
BlackRock High Yield VI Class III (AnnuiChoice II)*	—	—	—	—	—	—	50	—	50	50	—	50	5	—	5
BlackRock High Yield VI Class III (Pinnacle V )*	321	8	354	683	17,783	—	7,567	(22)	25,328	26,011	—	26,011	2,507	(56)	2,451
BlackRock Total Return VI Class III (AnnuiChoice II)*	196	3	(1,203)	(1,004)	39,600	—	25,842	(252)	65,190	64,186	—	64,186	6,534	(32)	6,502
BlackRock Total Return VI Class III (Pinnacle )*	91	(3)	(876)	(788)	—	—	36,020	—	36,020	35,232	—	35,232	3,588	(14)	3,574
BlackRock Total Return VI Class III (Pinnacle V )*	196	(552)	(4,312)	(4,668)	220,435	—	(4,018)	(361)	216,056	211,388	—	211,388	25,515	(4,043)	21,472
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	1,628	(1,939)	18,972	18,661	—	(15,919)	20,170	(2,977)	1,274	19,935	393,642	413,577	3,160	(3,116)	44
TOPS Managed Risk Moderate Growth ETF (Pinnacle V )	9	(105)	840	744	—	(635)	—	—	(635)	109	16,287	16,396	1	(63)	(62)
TOPS Managed Risk Moderate Growth ETF (Annuichoice )	(2)	(584)	433	(153)	—	—	(5,923)	—	(5,923)	(6,076)	6,076	—	—	(614)	(614)
TOPS Managed Risk Moderate Growth ETF (Advantedge )	(424)	(614)	11,306	10,268	—	(1,885)	128,428	(654)	125,889	136,157	160,332	296,489	13,262	(592)	12,670
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	16,523	(109,223)	207,458	114,758	1,253,723	(43,469)	(25,416)	(23,238)	1,161,600	1,276,358	1,568,510	2,844,868	283,383	(165,017)	118,366
TOPS Managed Risk Moderate Growth ETF (Grandmaster )	67	1	86	154	—	(495)	8,693	(3)	8,195	8,349	—	8,349	862	(49)	813
Non-Affiliated Class 4:
American Funds Bond (Pinnacle V )*	2,401	20	(17,807)	(15,386)	497,954	(3,008)	101,530	(733)	595,743	580,357	—	580,357	59,430	(339)	59,091
American Funds Capital Income Builder (Pinnacle )	101	(7)	(149)	(55)	—	(1,647)	8,535	—	6,888	6,833	—	6,833	887	(171)	716
American Funds Capital Income Builder (Pinnacle IV )	144	11	(556)	(401)	—	(1,592)	17,299	(8)	15,699	15,298	397	15,695	1,770	(166)	1,604
American Funds Capital Income Builder (Pinnacle V )	3,579	(597)	(3,572)	(590)	72,253	(419)	179,148	(375)	250,607	250,017	61,435	311,452	28,686	(2,544)	26,142
American Funds Capital Income Builder (AnnuiChoice )	57	—	43	100	—	(86)	6,759	—	6,673	6,773	—	6,773	714	(9)	705
American Funds Capital Income Builder (AnnuiChoice II )	919	24	(1,589)	(646)	14,701	(2,279)	48,935	(53)	61,304	60,658	6,222	66,880	6,630	(313)	6,317
American Funds Global Growth (AdvantEdge )	(987)	242	(1,638)	(2,383)	—	(47,337)	(43,494)	(93)	(90,924)	(93,307)	143,595	50,288	—	(8,396)	(8,396)
American Funds Global Growth (AnnuiChoice )	(826)	23,775	(24,329)	(1,380)	41,406	(61,512)	49,629	(443)	29,080	27,700	326,318	354,018	5,534	(2,854)	2,680
American Funds Global Growth (AnnuiChoice II )	(643)	7,712	(8,308)	(1,239)	9,012	(8,080)	(7,678)	(45)	(6,791)	(8,030)	150,095	142,065	1,445	(2,067)	(622)
American Funds Global Growth (GrandMaster )	(6,209)	69,556	(76,654)	(13,307)	—	(53,479)	(28,451)	(286)	(82,216)	(95,523)	1,018,562	923,039	239	(8,019)	(7,780)
American Funds Global Growth (GrandMaster flex3 )	(1,321)	(6,712)	8,816	783	—	(17,969)	(88,181)	(111)	(106,261)	(105,478)	140,558	35,080	296	(9,803)	(9,507)
American Funds Global Growth (Pinnacle )	(212)	(4,046)	4,082	(176)	40	(2,432)	(24,896)	(4)	(27,292)	(27,468)	39,801	12,333	4	(2,468)	(2,464)
American Funds Global Growth (Pinnacle IV )	(18,142)	173,798	(182,438)	(26,782)	—	(246,842)	10,505	(491)	(236,828)	(263,610)	2,503,997	2,240,387	1,604	(23,190)	(21,586)
American Funds Global Growth (Pinnacle V )	(54,171)	491,299	(506,757)	(69,629)	214,203	(345,158)	(64,848)	(1,573)	(197,376)	(267,005)	6,521,023	6,254,018	23,689	(41,063)	(17,374)
American Funds Growth (AdvantEdge )	(559)	3,437	6,805	9,683	7,799	(23,197)	187,471	(101)	171,972	181,655	43,032	224,687	15,716	(1,465)	14,251
American Funds Growth (AnnuiChoice )	(88)	(113)	3,363	3,162	—	(2,935)	11,029	(52)	8,042	11,204	18,011	29,215	1,909	(1,146)	763
American Funds Growth (AnnuiChoice II )	(613)	7,597	1,150	8,134	—	(6,898)	3,361	(12)	(3,549)	4,585	110,545	115,130	293	(625)	(332)
American Funds Growth (GrandMaster )	(202)	1,144	1,030	1,972	—	(393)	(3,401)	—	(3,794)	(1,822)	27,053	25,231	166	(477)	(311)
American Funds Growth (GrandMaster flex3 )	(102)	957	(27)	828	—	—	—	(18)	(18)	810	10,999	11,809	1	(2)	(1)
American Funds Growth (Pinnacle )	(237)	2,001	409	2,173	80	(326)	(2,378)	(19)	(2,643)	(470)	31,609	31,139	8	(239)	(231)
American Funds Growth (Pinnacle IV )	(814)	7,131	1,463	7,780	5,759	(118)	758	(34)	6,365	14,145	87,074	101,219	1,101	(505)	596
American Funds Growth (Pinnacle V )	(8,945)	56,803	59,938	107,796	524,514	(147,286)	666,408	(1,113)	1,042,523	1,150,319	707,798	1,858,117	101,064	(13,582)	87,482
American Funds Growth-Income (AdvantEdge )	(926)	3,948	11,179	14,201	—	(62,126)	(24,096)	(528)	(86,750)	(72,549)	193,471	120,922	11	(7,365)	(7,354)
American Funds Growth-Income (AnnuiChoice )	2,781	46,214	2,565	51,560	51,745	(77,654)	170,337	(752)	143,676	195,236	469,970	665,206	13,933	(2,212)	11,721
American Funds Growth-Income (AnnuiChoice II )	765	18,208	1,732	20,705	69,400	(15,452)	44,158	(706)	97,400	118,105	129,039	247,144	9,934	(1,536)	8,398
American Funds Growth-Income (GrandMaster )	(1,040)	125,722	(10,889)	113,793	—	(85,754)	2,192	(357)	(83,919)	29,874	1,212,053	1,241,927	183	(7,278)	(7,095)
American Funds Growth-Income (GrandMaster flex3 )	3,055	9,788	13,200	26,043	1,000	(25,265)	450,785	(157)	426,363	452,406	149,163	601,569	38,009	(2,608)	35,401
American Funds Growth-Income (Pinnacle )	1,207	(36)	2,666	3,837	—	(2,390)	144,762	(12)	142,360	146,197	2,989	149,186	11,923	(208)	11,715
American Funds Growth-Income (Pinnacle IV )	(5,656)	312,423	(11,839)	294,928	14,397	(309,919)	104,717	(623)	(191,428)	103,500	3,167,219	3,270,719	10,732	(26,998)	(16,266)
American Funds Growth-Income (Pinnacle V )	(18,348)	795,864	26,702	804,218	818,082	(526,541)	371,999	(4,962)	658,578	1,462,796	8,058,325	9,521,121	99,301	(43,185)	56,116
American Funds New World (AdvantEdge )	(344)	(2,493)	4,615	1,778	15,568	(31,650)	280	(93)	(15,895)	(14,117)	35,149	21,032	42	(1,712)	(1,670)
American Funds New World (AnnuiChoice )	(19)	(16)	235	200	—	—	—	—	—	200	5,009	5,209	—	—	—
American Funds New World (AnnuiChoice II )	(92)	(1,851)	4,119	2,176	40,470	(5,800)	8,462	(42)	43,090	45,266	13,242	58,508	5,572	(753)	4,819
American Funds New World (GrandMaster )	(24)	(2,268)	64	(2,228)	—	(69)	(25,038)	—	(25,107)	(27,335)	31,246	3,911	176	(3,259)	(3,083)
American Funds New World (GrandMaster flex3 )	(267)	(1,465)	2,531	799	—	(1,869)	1,029	(30)	(870)	(71)	29,339	29,268	402	(519)	(117)
American Funds New World (Pinnacle )	(171)	(2,276)	3,608	1,161	—	—	(24,872)	—	(24,872)	(23,711)	23,711	—	—	(2,662)	(2,662)
American Funds New World (Pinnacle IV )	(312)	(1,651)	2,899	936	—	(797)	(4,121)	(1)	(4,919)	(3,983)	41,924	37,941	240	(833)	(593)
American Funds New World (Pinnacle V )	(802)	(9,925)	14,465	3,738	130,413	(537)	4,397	(300)	133,973	137,711	71,432	209,143	21,116	(6,372)	14,744

See accompanying notes.
* - 2016 inception date of subaccount.

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	$(1,183)	$58,804	$25,938	$83,559	$286	$(11,081)	$(8,194)	$(235)	$(19,224)	$64,335	$447,610	$511,945	1,380	(2,207)	(827)
Deutsche Small Cap Index VIP (Pinnacle IV )	(93)	2,069	2,543	4,519	—	(49)	(108)	(9)	(166)	4,353	23,486	27,839	—	(7)	(7)
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	(66)	4	2,274	2,212	—	—	20,903	—	20,903	23,115	—	23,115	1,259	—	1,259
Deutsche Small Cap Index (AnnuiChoice II )	(385)	13,310	10,935	23,860	—	(3,976)	12,556	(59)	8,521	32,381	115,585	147,966	1,065	(514)	551
Deutsche Small Cap Index (AnnuiChoice )	(25)	9,548	4,476	13,999	1,764	(32,952)	(60)	(142)	(31,390)	(17,391)	99,059	81,668	—	(1,398)	(1,398)
Deutsche Small Cap Index (GrandMaster flex3 )	(493)	3,107	8,711	11,325	—	(3,183)	13,399	(56)	10,160	21,485	50,817	72,302	797	(301)	496
Deutsche Small Cap Index (Grandmaster )	(575)	5,422	13,870	18,717	—	(1,275)	(11,392)	(3)	(12,670)	6,047	118,303	124,350	215	(950)	(735)
Deutsche Small Cap Index (IQ3 )	(577)	14,980	1,175	15,578	—	(2,128)	(26,050)	(92)	(28,270)	(12,692)	101,667	88,975	286	(1,598)	(1,312)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	(30)	617	1,070	1,657	—	(519)	—	(9)	(528)	1,129	8,558	9,687	—	(27)	(27)
Deutsche Small Cap Index (Pinnacle Plus )	(206)	10,459	(2,435)	7,818	—	(22,501)	93	(30)	(22,438)	(14,620)	52,823	38,203	35	(1,016)	(981)
Deutsche Small Cap Index VIP (Pinnacle IV )	(1,476)	19,919	21,660	40,103	3,656	(31,685)	(5,133)	(115)	(33,277)	6,826	257,274	264,100	58	(1,781)	(1,723)
Deutsche Small Cap Index VIP (Pinnacle V )	(4,937)	41,078	76,466	112,607	73,373	(56,655)	306,699	(741)	322,676	435,283	327,551	762,834	28,470	(4,261)	24,209
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	880	(5,105)	11,549	7,324	—	(24,646)	44,750	(66)	20,038	27,362	65,725	93,087	3,960	(2,296)	1,664
Pimco VIT All Asset (IQ Annuity )	3,381	(7,968)	33,343	28,756	—	(1,232)	27,961	(99)	26,630	55,386	267,992	323,378	5,347	(3,268)	2,079
Pimco VIT All Asset (Pinnacle )	1,898	(319)	14,235	15,814	—	(644)	27,199	(54)	26,501	42,315	122,755	165,070	2,422	(103)	2,319
Pimco VIT All Asset (Pinnacle II Reduced M&E )	(14)	(574)	2,701	2,113	—	(56,315)	40,991	—	(15,324)	(13,211)	13,211	—	3,546	(4,738)	(1,192)
Pimco VIT All Asset (AnnuiChoice II )	1,742	(3,707)	15,862	13,897	—	(11,451)	(7,830)	(412)	(19,693)	(5,796)	137,103	131,307	445	(2,176)	(1,731)
Pimco VIT All Asset (AnnuiChoice )	313	(4,567)	6,747	2,493	—	(20,937)	(396)	(49)	(21,382)	(18,889)	41,902	23,013	11	(1,901)	(1,890)
Pimco VIT All Asset (GrandMaster flex3 )	2,043	(2,450)	17,232	16,825	—	(10,068)	95,333	(53)	85,212	102,037	102,061	204,098	8,704	(1,156)	7,548
Pimco VIT All Asset (Grandmaster )	1,303	(8,159)	20,270	13,414	—	(52,135)	55,306	(33)	3,138	16,552	105,275	121,827	5,021	(4,647)	374
Pimco VIT All Asset (Pinnacle IV )	1,589	(3,473)	16,887	15,003	21,920	(15,650)	(1,176)	(11)	5,083	20,086	131,673	151,759	1,942	(1,512)	430
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	168	7	1,140	1,315	—	—	—	(14)	(14)	1,301	11,326	12,627	—	(2)	(2)
Pimco VIT All Asset (Pinnacle Plus )	131	—	82	213	—	—	10,264	—	10,264	10,477	—	10,477	882	—	882
Pimco VIT All Asset (Pinnacle V )	6,237	(6,043)	58,043	58,237	48,643	(180,881)	522,246	(407)	389,601	447,838	162,289	610,127	54,027	(18,521)	35,506
Pimco VIT Foreign Bond (AnnuiChoice )*	15	9	(45)	(21)	—	—	2,548	—	2,548	2,527	—	2,527	245	—	245
Pimco VIT Foreign Bond (Pinnacle V )*	41	37	(183)	(105)	1,080	—	8,911	—	9,991	9,886	—	9,886	964	—	964
Pimco VIT Commodity Real Return (Pinnacle )	(56)	(5,782)	7,788	1,950	—	(4,218)	10,716	(7)	6,491	8,441	11,238	19,679	2,935	(1,332)	1,603
Pimco VIT Commodity Real Return (Pinnacle IV )	(268)	(19,032)	26,633	7,333	—	(5,120)	(8,844)	(14)	(13,978)	(6,645)	55,117	48,472	1,397	(4,618)	(3,221)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E )	(35)	(617)	2,245	1,593	—	(17,986)	16,396	(6)	(1,596)	(3)	1,744	1,741	4,180	(4,235)	(55)
Pimco VIT Commodity Real Return (Pinnacle V )	(7,644)	(308,997)	467,620	150,979	342,934	(157,146)	216,905	(6,058)	396,635	547,614	963,248	1,510,862	209,379	(111,007)	98,372
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	(1,823)	(82,056)	121,315	37,436	554	(29,503)	19,282	(1,821)	(11,488)	25,948	282,230	308,178	11,133	(13,672)	(2,539)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	(274)	(35,215)	67,771	32,282	44,324	(15,834)	30,213	(1,226)	57,477	89,759	197,774	287,533	22,030	(7,855)	14,175
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	(7)	(22,996)	25,988	2,985	83	(1,474)	(18,161)	(44)	(19,596)	(16,611)	26,544	9,933	47	(4,583)	(4,536)
Pimco VIT Commodity Real Return Strategy (Grandmaster )	(147)	(16,565)	22,474	5,762	—	(21,480)	21,057	(12)	(435)	5,327	25,922	31,249	6,189	(5,756)	433
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	(302)	(6,894)	16,051	8,855	—	(2,559)	71,176	(34)	68,583	77,438	50,724	128,162	17,919	(1,438)	16,481
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	(219)	(20,216)	28,194	7,759	200	(13,456)	34,613	(15)	21,342	29,101	35,529	64,630	10,497	(4,750)	5,747
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	1	(876)	1,238	363	—	(279)	246	(12)	(45)	318	4,807	5,125	465	(522)	(57)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	(86)	(3,000)	4,444	1,358	—	—	(2,515)	(11)	(2,526)	(1,168)	11,801	10,633	1	(641)	(640)
Pimco VIT Long Term Government (IQ Annuity )	16	58	(1,603)	(1,529)	—	(151)	11,332	(1)	11,180	9,651	1,174	10,825	1,137	(168)	969
Pimco VIT Long Term Government (Pinnacle )	136	5,032	(2,467)	2,701	—	(1,130)	(3,157)	(7)	(4,294)	(1,593)	26,573	24,980	11,892	(12,014)	(122)
Pimco VIT Long Term Government (Pinnacle V )	161	74	(7,561)	(7,326)	—	(1,406)	68,061	(22)	66,633	59,307	7,353	66,660	6,346	(364)	5,982
Pimco VIT Long Term Government (AdvantEdge )	100	(2,235)	31	(2,104)	—	—	2,104	—	2,104	—	—	—	6,556	(6,556)	—
Pimco VIT Long Term Government (Pinnacle IV )	1,082	(31,940)	(33,577)	(64,435)	297,577	(22,311)	(129,412)	(263)	145,591	81,156	196,918	278,074	102,001	(93,597)	8,404
Pimco VIT Long Term Government (Annuichoice )	297	3,856	(3,103)	1,050	—	(9,247)	(1,285)	(21)	(10,553)	(9,503)	27,152	17,649	1,889	(2,818)	(929)
Pimco VIT Long Term Government (AnnuiChoice II )	283	462	(2,499)	(1,754)	—	(623)	17,883	(19)	17,241	15,487	29,598	45,085	2,644	(1,084)	1,560
Pimco VIT Low Duration (AnnuiChoice II )	3,102	(43,103)	38,247	(1,754)	66,000	(234,154)	(255,767)	(1,647)	(425,568)	(427,322)	1,568,545	1,141,223	81,064	(118,545)	(37,481)
Pimco VIT Low Duration (AnnuiChoice )	376	(2,294)	2,350	432	—	(6,320)	(48,442)	(190)	(54,952)	(54,520)	116,290	61,770	6	(4,717)	(4,711)
Pimco VIT Low Duration (GrandMaster flex3 )	(6,288)	(168,611)	98,788	(76,111)	137,883	(472,949)	(4,186,050)	(123)	(4,521,239)	(4,597,350)	5,009,958	412,608	1,131,180	(1,544,322)	(413,142)
Pimco VIT Low Duration (Grandmaster )	(73)	(14,664)	11,694	(3,043)	—	(278,933)	(16,298)	(119)	(295,350)	(298,393)	618,842	320,449	97,727	(124,117)	(26,390)
Pimco VIT Low Duration (IQ Annuity )	(613)	(27,132)	21,262	(6,483)	—	(16,017)	(597,149)	(159)	(613,325)	(619,808)	831,271	211,463	72,682	(127,933)	(55,251)
Pimco VIT Low Duration (Pinnacle )	(406)	(75,607)	43,567	(32,446)	—	(86,887)	(1,957,009)	(134)	(2,044,030)	(2,076,476)	2,198,581	122,105	503,105	(686,865)	(183,760)
Pimco VIT Low Duration (Pinnacle IV )	(241)	(5,149)	3,392	(1,998)	—	(45,011)	14,994	(112)	(30,129)	(32,127)	200,479	168,352	39,900	(42,751)	(2,851)
Pimco VIT Low Duration (Pinnacle II Reduced M&E )	6	(4,795)	3,847	(942)	—	(1,056)	(189,813)	—	(190,869)	(191,811)	191,811	—	16,034	(32,844)	(16,810)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Low Duration (AdvantEdge )	$(159)	$(48)	$(24)	$(231)	$—	$—	$—	$(112)	$(112)	$(343)	$73,188	$72,845	—	(10)	(10)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	58	(437)	334	(45)	—	(11,895)	12,105	(63)	147	102	36,888	36,990	1,197	(1,192)	5
Pimco VIT Low Duration (Pinnacle Plus )	(98)	(514)	498	(114)	—	—	(12,105)	(17)	(12,122)	(12,236)	40,473	28,237	—	(1,100)	(1,100)
Pimco VIT Low Duration (Pinnacle V )	(3,614)	(25,311)	17,394	(11,531)	545,907	(66,830)	1,399,800	(5,729)	1,873,148	1,861,617	975,248	2,836,865	254,529	(85,911)	168,618
Pimco VIT Real Return (Pinnacle IV )	849	(5,853)	9,485	4,481	50	(28,157)	1,222	(26)	(26,911)	(22,430)	130,624	108,194	154	(2,469)	(2,315)
Pimco VIT Real Return (AdvantEdge )	149	(5,138)	6,066	1,077	—	(23,314)	259	(114)	(23,169)	(22,092)	48,564	26,472	48	(2,103)	(2,055)
Pimco VIT Real Return (AnnuiChoice II )	2,716	(2,928)	10,413	10,201	199,015	(216,067)	1,826	(261)	(15,487)	(5,286)	257,724	252,438	199	(1,472)	(1,273)
Pimco VIT Real Return (AnnuiChoice )	1,385	(2,752)	6,037	4,670	250	(5,096)	(4,854)	(26)	(9,726)	(5,056)	123,500	118,444	21	(845)	(824)
Pimco VIT Real Return (GrandMaster flex3 )	270	(1,245)	2,564	1,589	—	(14,922)	—	(17)	(14,939)	(13,350)	48,957	35,607	—	(1,296)	(1,296)
Pimco VIT Real Return (Grandmaster )	620	(282)	2,371	2,709	—	—	(495)	(5)	(500)	2,209	73,815	76,024	1	(43)	(42)
Pimco VIT Real Return (IQ Annuity )	878	(403)	3,621	4,096	—	(374)	9,178	(91)	8,713	12,809	107,523	120,332	841	(75)	766
Pimco VIT Real Return (Pinnacle )	153	(51)	580	682	—	(642)	—	(21)	(663)	19	18,336	18,355	—	(56)	(56)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	294	(38)	834	1,090	—	(320)	—	(104)	(424)	666	28,025	28,691	—	(41)	(41)
Pimco VIT Real Return (Pinnacle Plus )	455	(99)	(492)	(136)	—	(960)	42,491	(6)	41,525	41,389	5,536	46,925	3,670	(84)	3,586
Pimco VIT Real Return (Pinnacle V )	2,480	(7,994)	17,949	12,435	24,680	(38,444)	17,743	(340)	3,639	16,074	370,629	386,703	4,840	(4,560)	280
Pimco VIT Total Return (Pinnacle V )	103,927	(117,543)	217,828	204,212	3,936,326	(1,743,524)	354,445	(139,347)	2,407,900	2,612,112	23,538,787	26,150,899	343,137	(161,480)	181,657
Pimco VIT Total Return (AdvantEdge )	20,502	(77,358)	125,644	68,788	36,858	(917,868)	(333,317)	(27,520)	(1,241,847)	(1,173,059)	6,064,569	4,891,510	16,474	(110,664)	(94,190)
Pimco VIT Total Return (AnnuiChoice II )	35,410	(29,471)	42,334	48,273	663,951	(315,911)	(22,661)	(15,938)	309,441	357,714	4,027,986	4,385,700	58,853	(36,654)	22,199
Pimco VIT Total Return (AnnuiChoice )	5,499	(3,218)	7,372	9,653	225	(37,031)	(22,342)	(585)	(59,733)	(50,080)	579,773	529,693	2,144	(6,498)	(4,354)
Pimco VIT Total Return (GrandMaster flex3 )	1,742	(5,819)	8,312	4,235	200	(32,851)	(1,729)	(287)	(34,667)	(30,432)	425,010	394,578	4,218	(6,896)	(2,678)
Pimco VIT Total Return (Grandmaster )	3,165	(4,156)	7,494	6,503	—	(35,533)	(2,549)	(117)	(38,199)	(31,696)	512,469	480,773	2,865	(5,739)	(2,874)
Pimco VIT Total Return (IQ Annuity )	4,467	(7,966)	13,409	9,910	82	(56,585)	(64,792)	(1,078)	(122,373)	(112,463)	935,005	822,542	509	(9,915)	(9,406)
Pimco VIT Total Return (Pinnacle )	5,864	(7,837)	16,135	14,162	—	(73,495)	(76,952)	(132)	(150,579)	(136,417)	990,996	854,579	293	(11,561)	(11,268)
Pimco VIT Total Return (Pinnacle IV )	3,119	(8,700)	13,651	8,070	5,383	(73,225)	(24,854)	(162)	(92,858)	(84,788)	637,049	552,261	7,833	(14,772)	(6,939)
Pimco VIT Total Return (Pinnacle II Reduced M&E )	27	(887)	998	138	—	(14,747)	—	—	(14,747)	(14,609)	14,609	—	1	(1,114)	(1,113)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	671	(1,156)	1,989	1,504	—	(12,589)	(1,724)	(197)	(14,510)	(13,006)	82,651	69,645	3,318	(4,619)	(1,301)
Pimco VIT Total Return (Pinnacle Plus )	1,351	(13,435)	18,399	6,315	—	(144,469)	(1,652)	(797)	(146,918)	(140,603)	449,329	308,726	15,624	(26,921)	(11,297)
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle )	373	(2,145)	(126)	(1,898)	—	—	(12,211)	(4)	(12,215)	(14,113)	15,346	1,233	837	(2,724)	(1,887)
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV )	166	(252)	(799)	(885)	—	(799)	(4,554)	—	(5,353)	(6,238)	8,995	2,757	—	(782)	(782)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V )	7,497	(11,461)	(55,271)	(59,235)	6,571	(26,045)	37,480	(1,859)	16,147	(43,088)	376,512	333,424	8,912	(6,039)	2,873
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	4,095	(4,076)	(32,286)	(32,267)	554	(31,525)	35,769	(1,117)	3,681	(28,586)	214,121	185,535	5,979	(4,997)	982
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	1,872	(1,019)	(12,459)	(11,606)	—	(7,990)	5,136	(280)	(3,134)	(14,740)	74,416	59,676	1,219	(1,700)	(481)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )	954	(3,843)	(4,063)	(6,952)	—	(12,086)	(12,287)	—	(24,373)	(31,325)	51,397	20,072	—	(3,791)	(3,791)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	498	(4,931)	773	(3,660)	—	(13,268)	—	(41)	(13,309)	(16,969)	23,713	6,744	1	(2,149)	(2,148)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	173	(34)	(1,624)	(1,485)	—	—	—	(1)	(1)	(1,486)	9,172	7,686	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	(1,136)	4,202	(4,838)	(1,772)	—	(21,215)	(14,357)	(668)	(36,240)	(38,012)	91,915	53,903	3,292	(7,474)	(4,182)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	(1,461)	1,272	(2,125)	(2,314)	—	(9,854)	501	(462)	(9,815)	(12,129)	146,204	134,075	878	(1,964)	(1,086)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	(118)	155	(239)	(202)	—	(2,125)	—	(2)	(2,127)	(2,329)	14,820	12,491	—	(236)	(236)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	(84)	87	(148)	(145)	—	(1,550)	—	(7)	(1,557)	(1,702)	6,048	4,346	1	(185)	(184)
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	(494)	4,935	(5,149)	(708)	—	(38,783)	(251)	—	(39,034)	(39,742)	53,107	13,365	—	(4,455)	(4,455)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	(390)	2,494	(2,727)	(623)	—	(15,538)	—	(15)	(15,553)	(16,176)	41,490	25,314	—	(1,783)	(1,783)
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	(6)	2	(2)	(6)	—	—	—	(2)	(2)	(8)	339	331	—	—	—
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	(649)	426	(719)	(942)	—	(5,657)	1,659	(22)	(4,020)	(4,962)	50,673	45,711	190	(646)	(456)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	(31)	2	3	(26)	—	(763)	7,720	(1)	6,956	6,930	97	7,027	713	(71)	642
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	(360)	478	(636)	(518)	—	(17)	(7,720)	(15)	(7,752)	(8,270)	26,038	17,768	—	(911)	(911)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	(2,400)	3,150	(4,249)	(3,499)	11,734	(51,365)	5,447	(642)	(34,826)	(38,325)	191,043	152,718	2,218	(6,194)	(3,976)
Guggenheim VT Long Short Equity (AdvantEdge )	(272)	(894)	1,124	(42)	—	(17,624)	21,603	(58)	3,921	3,879	21,217	25,096	2,250	(1,839)	411
Guggenheim VT Long Short Equity (AnnuiChoice II )	(754)	4,289	(4,136)	(601)	—	(6,224)	(1,759)	(66)	(8,049)	(8,650)	74,707	66,057	143	(944)	(801)
Guggenheim VT Long Short Equity (AnnuiChoice )	(679)	275	178	(226)	—	—	727	(91)	636	410	69,295	69,705	73	(9)	64
Guggenheim VT Long Short Equity (GrandMaster flex3 )	(135)	(6)	61	(80)	—	—	—	—	—	(80)	8,939	8,859	—	—	—
Guggenheim VT Long Short Equity (Grandmaster )	(30)	(12)	19	(23)	—	(201)	—	(3)	(204)	(227)	2,334	2,107	—	(21)	(21)
Guggenheim VT Long Short Equity (IQ Annuity )	(514)	2,549	(2,922)	(887)	—	(11,066)	71	(26)	(11,021)	(11,908)	46,014	34,106	9	(1,190)	(1,181)
Guggenheim VT Long Short Equity (Pinnacle )	(69)	(253)	215	(107)	—	—	(9,184)	(2)	(9,186)	(9,293)	9,620	327	—	(936)	(936)
Guggenheim VT Long Short Equity (Pinnacle IV )	(401)	2,302	(2,293)	(392)	50	(9,422)	(1,718)	(21)	(11,111)	(11,503)	33,284	21,781	86	(1,204)	(1,118)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	(50)	(21)	37	(34)	—	(386)	—	(3)	(389)	(423)	4,684	4,261	—	(34)	(34)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle Plus )	$(132)	$15	$34	$(83)	$—	$—	$—	$(10)	$(10)	$(93)	$8,117	$8,024	—	(1)	(1)
Guggenheim VT Long Short Equity (Pinnacle V )	(967)	(954)	996	(925)	1,490	(19,411)	3,575	(196)	(14,542)	(15,467)	80,940	65,473	559	(2,039)	(1,480)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	645	834	(635)	844	—	(5,023)	—	—	(5,023)	(4,179)	112,468	108,289	—	(181)	(181)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(1,375)	8,853	(7,890)	(412)	12,039	(55,693)	23,169	—	(20,485)	(20,897)	539,498	518,601	1,936	(2,709)	(773)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	170	63	(49)	184	—	(67,547)	67,811	—	264	448	41,337	41,785	11	—	11
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(3,721)	8,553	(9,157)	(4,325)	92,023	(13,614)	(18,964)	—	59,445	55,120	793,164	848,284	6,677	(4,278)	2,399
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	(412)	3,563	(1,816)	1,335	7,480	(16,702)	8,732	—	(490)	845	239,502	240,347	866	(895)	(29)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	102	17	126	245	—	—	—	—	—	245	18,221	18,466	—	—	—
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(3,022)	2,151	1,534	663	83,728	(17,693)	72,188	—	138,223	138,886	774,840	913,726	6,727	(1,385)	5,342
iShares TIPS Bond ETF (Varoom)	(262)	2	2,646	2,386	—	(921)	—	—	(921)	1,465	83,008	84,473	—	(34)	(34)
iShares TIPS Bond ETF (Varoom GLWB 2)	(487)	(735)	2,202	980	—	(10,895)	552	—	(10,343)	(9,363)	46,067	36,704	83	(494)	(411)
iShares TIPS Bond ETF (Varoom GLWB 3)	(9)	(9)	119	101	—	(71)	—	—	(71)	30	3,817	3,847	—	(3)	(3)
iShares TIPS Bond ETF (Varoom GLWB 5)	(1,166)	(129)	2,566	1,271	6,785	(1,519)	1,404	—	6,670	7,941	84,950	92,891	502	(216)	286
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	584	52	1,074	1,710	—	—	—	—	—	1,710	14,971	16,681	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	568	(1,227)	2,943	2,284	—	(9,889)	(513)	—	(10,402)	(8,118)	23,711	15,593	17	(374)	(357)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	7,136	(69)	7,023	14,090	295,999	(13,142)	14,039	—	296,896	310,986	62,556	373,542	10,109	(106)	10,003
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	6,120	3,237	13,533	22,890	11,416	(4,204)	(20,327)	—	(13,115)	9,775	223,902	233,677	553	(1,009)	(456)
iShares S&P 500 Growth ETF (Varoom)	(436)	8,344	(1,547)	6,361	438	(18,588)	—	—	(18,150)	(11,789)	150,156	138,367	15	(434)	(419)
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(5,526)	46,245	(10,554)	30,165	9,816	(64,825)	9,026	—	(45,983)	(15,818)	660,488	644,670	830	(1,831)	(1,001)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	(367)	1,895	45	1,573	—	(3,480)	632	—	(2,848)	(1,275)	34,801	33,526	53	(114)	(61)
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(476)	2,593	3,052	5,169	136,741	(8,563)	4,905	—	133,083	138,252	98,004	236,256	3,215	(217)	2,998
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(54,471)	96,928	203,625	246,082	812,025	(154,124)	137,074	—	794,975	1,041,057	5,004,196	6,045,253	23,918	(4,505)	19,413
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(1,531)	2,215	4,310	4,994	9,262	(2,369)	3,389	—	10,282	15,276	119,608	134,884	379	(129)	250
iShares Core S&P 500 Index ETF (Varoom)	1,831	17,590	25,686	45,107	1,314	(106,938)	166,244	—	60,620	105,727	386,343	492,070	2,146	(698)	1,448
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(14,921)	756,940	943	742,962	126,609	(898,481)	(319,460)	—	(1,091,332)	(348,370)	8,170,050	7,821,680	7,973	(33,463)	(25,490)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(2,755)	51,555	16,321	65,121	3,238	(58,044)	(12,862)	—	(67,668)	(2,547)	722,742	720,195	497	(2,095)	(1,598)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	3,304	46,150	55,782	105,236	95,582	(210,644)	224,192	—	109,130	214,366	949,410	1,163,776	6,899	(4,275)	2,624
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(172,199)	778,734	4,269,171	4,875,706	8,690,913	(1,678,255)	(152,095)	—	6,860,563	11,736,269	45,586,844	57,323,113	206,142	(35,376)	170,766
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(15,060)	92,526	170,472	247,938	262,049	(71,537)	(41,224)	—	149,288	397,226	2,531,361	2,928,587	8,715	(4,858)	3,857
iShares S&P 500 Value ETF (Varoom)	635	7,184	5,654	13,473	—	(39,963)	54,289	—	14,326	27,799	71,178	98,977	749	(367)	382
iShares S&P 500 Value ETF (Varoom GLWB 1)	140	49,970	2,512	52,622	1,922	(16,459)	(73,509)	—	(88,046)	(35,424)	413,504	378,080	258	(2,497)	(2,239)
iShares S&P 500 Value ETF (Varoom GLWB 2)	(54)	1,748	3,618	5,312	—	—	(2,644)	—	(2,644)	2,668	37,087	39,755	10	(72)	(62)
iShares S&P 500 Value ETF (Varoom GLWB 3)	1,494	1,398	28,513	31,405	187,483	(6,804)	1,371	—	182,050	213,455	129,568	343,023	4,415	(159)	4,256
iShares S&P 500 Value ETF (Varoom GLWB 4)	(2,192)	70,863	221,673	290,344	210,364	(92,990)	(35,739)	—	81,635	371,979	1,907,590	2,279,569	6,587	(4,341)	2,246
iShares S&P 500 Value ETF (Varoom GLWB 5)	(584)	9,483	12,848	21,747	7,803	(2,043)	(4,363)	—	1,397	23,144	136,732	159,876	906	(817)	89
iShares Core S&P MidCap Index ETF (Varoom)	(84)	10,573	26,355	36,844	438	(45,419)	54,205	—	9,224	46,068	187,475	233,543	774	(522)	252
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(14,948)	283,010	120,536	388,598	34,587	(248,004)	(205,426)	—	(418,843)	(30,245)	2,276,523	2,246,278	3,276	(13,413)	(10,137)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(2,212)	42,383	7,210	47,381	8,246	(41,275)	(12,171)	—	(45,200)	2,181	286,052	288,233	946	(2,079)	(1,133)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(163)	7,791	56,908	64,536	196,837	(48,062)	46,362	—	195,137	259,673	271,950	531,623	5,737	(1,180)	4,557
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(119,654)	466,987	2,209,912	2,557,245	2,428,326	(485,555)	(690,512)	—	1,252,259	3,809,504	12,900,467	16,709,971	57,458	(22,850)	34,608
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(5,392)	31,365	80,274	106,247	67,396	(10,322)	(12,268)	—	44,806	151,053	550,277	701,330	4,044	(2,782)	1,262
iShares Core S&P Small Cap Index ETF (Varoom)	(575)	8,741	24,688	32,854	219	(30,793)	25,948	—	(4,626)	28,228	133,503	161,731	380	(470)	(90)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(11,452)	173,807	90,369	252,724	17,293	(124,912)	(138,451)	—	(246,070)	6,654	1,138,798	1,145,452	1,812	(7,444)	(5,632)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(1,770)	17,849	16,444	32,523	678	(10,574)	(15,362)	—	(25,258)	7,265	143,635	150,900	196	(768)	(572)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(1,112)	2,936	61,200	63,024	167,449	(24,629)	24,599	—	167,419	230,443	171,855	402,298	4,425	(628)	3,797
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(87,360)	341,250	1,450,589	1,704,479	1,214,163	(244,691)	(588,834)	—	380,638	2,085,117	6,453,854	8,538,971	27,571	(15,577)	11,994
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(6,891)	35,800	101,259	130,168	56,058	(36,133)	27,587	—	47,512	177,680	481,526	659,206	4,053	(2,659)	1,394
iShares International Treasury Bond (Varoom)	(358)	(242)	(849)	(1,449)	219	(15,396)	30,426	—	15,249	13,800	25,908	39,708	705	(76)	629
iShares International Treasury Bond (Varoom GLWB 1)	(19,729)	(13,334)	24,928	(8,135)	17,293	(118,789)	2,673	—	(98,823)	(106,958)	1,155,364	1,048,406	4,700	(8,862)	(4,162)
iShares International Treasury Bond (Varoom GLWB 2)	(367)	(189)	297	(259)	147	(1,988)	(47)	—	(1,888)	(2,147)	18,146	15,999	59	(146)	(87)
iShares International Treasury Bond (Varoom GLWB 3)	(399)	780	(1,908)	(1,527)	13,611	(23,081)	24,312	—	14,842	13,315	28,926	42,241	1,504	(888)	616
iShares International Treasury Bond (Varoom GLWB 4)	(137,559)	(3,690)	(46,162)	(187,411)	1,214,163	(235,592)	387,796	—	1,366,367	1,178,956	6,552,875	7,731,831	75,077	(14,721)	60,356
iShares International Treasury Bond (Varoom GLWB 5)	(837)	(36)	(319)	(1,192)	9,269	(159)	660	—	9,770	8,578	32,379	40,957	545	(110)	435
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	1,023	4,076	17,426	22,525	—	(20,274)	—	—	(20,274)	2,251	234,207	236,458	—	(512)	(512)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(2,073)	47,719	(2,052)	43,594	9,974	(81,876)	(8,532)	—	(80,434)	(36,840)	506,652	469,812	754	(2,857)	(2,103)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	$897	$2,537	$7,766	$11,200	$166,764	$(20,799)	$13,179	$—	$159,144	$170,344	$114,296	$284,640	4,172	(196)	3,976
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(7,020)	47,105	65,595	105,680	103,322	(61,303)	(28,903)	—	13,116	118,796	1,159,816	1,278,612	3,585	(3,181)	404
Vanguard Emerging Markets Index Fund ETF (Varoom)	135	(798)	2,854	2,191	—	(5,644)	—	—	(5,644)	(3,453)	24,786	21,333	—	(299)	(299)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	(198)	(4,332)	17,596	13,066	177	(32,562)	(5,324)	—	(37,709)	(24,643)	135,634	110,991	1,148	(3,105)	(1,957)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	392	(802)	5,748	5,338	22,624	(4,955)	705	—	18,374	23,712	54,360	78,072	995	(213)	782
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	(880)	(4,304)	31,468	26,284	37,534	(110)	22,536	—	59,960	86,244	250,414	336,658	5,259	(2,417)	2,842
Vanguard Developed Markets Index Fund ETF (Varoom)	630	653	(575)	708	219	(15,135)	28,566	—	13,650	14,358	36,172	50,530	595	(86)	509
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	7,436	50,599	(52,106)	5,929	17,293	(120,946)	44,279	—	(59,374)	(53,445)	1,143,732	1,090,287	4,326	(6,436)	(2,110)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	812	1,593	(1,734)	671	8,217	(668)	10,120	—	17,669	18,340	154,955	173,295	900	(204)	696
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	2,346	(3,325)	2,861	1,882	13,739	(24,281)	34,421	—	23,879	25,761	185,145	210,906	1,520	(730)	790
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	39,150	48,239	(32,357)	55,032	1,214,163	(238,115)	566,122	—	1,542,170	1,597,202	6,477,257	8,074,459	58,519	(5,273)	53,246
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	852	2,621	(2,748)	725	7,538	(26,763)	26,818	—	7,593	8,318	330,572	338,890	1,523	(1,223)	300
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	131	34	138	303	—	—	—	—	—	303	8,869	9,172	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	125	212	130	467	—	—	210	—	210	677	18,979	19,656	32	(26)	6
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,090	443	1,231	2,764	—	(13,501)	9,731	—	(3,770)	(1,006)	82,677	81,671	—	(129)	(129)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	388	1,717	(243)	1,862	20,554	(1,778)	(8,378)	—	10,398	12,260	80,334	92,594	858	(479)	379
Vanguard Large-Cap Index ETF (Varoom)	224	1,494	4,718	6,436	—	(2,377)	—	—	(2,377)	4,059	66,128	70,187	—	(54)	(54)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,533)	25,263	4,274	28,004	7,480	(18,115)	(11,689)	—	(22,324)	5,680	309,748	315,428	598	(1,109)	(511)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	702	2,701	17,445	20,848	138,096	(34,886)	28,537	—	131,747	152,595	169,179	321,774	3,167	(150)	3,017
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(5,009)	53,964	15,230	64,185	77,938	(48,548)	(27,220)	—	2,170	66,355	675,971	742,326	3,326	(3,151)	175
Vanguard Mega Cap Index ETF (Varoom)	167	456	2,652	3,275	—	(1,192)	—	—	(1,192)	2,083	33,192	35,275	—	(27)	(27)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(73)	1,045	1,063	2,035	—	(618)	(703)	—	(1,321)	714	22,501	23,215	10	(40)	(30)
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	85	602	1,875	2,562	—	(23,904)	19,713	—	(4,191)	(1,629)	28,125	26,496	1	(97)	(96)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(470)	12,078	(4,510)	7,098	1,250	(6,319)	(19,089)	—	(24,158)	(17,060)	87,317	70,257	136	(707)	(571)
Vanguard REIT Index ETF (Varoom)	1,284	3,261	(1,346)	3,199	—	(8,420)	—	—	(8,420)	(5,221)	47,704	42,483	—	(196)	(196)
Vanguard REIT Index ETF (Varoom GLWB 2)	2,192	12,076	(7,077)	7,191	—	(19,767)	(1,646)	—	(21,413)	(14,222)	112,575	98,353	187	(696)	(509)
Vanguard REIT Index ETF (Varoom GLWB 3)	5,805	1,585	(9,295)	(1,905)	144,247	(24,207)	20,025	—	140,065	138,160	114,201	252,361	3,219	(98)	3,121
Vanguard REIT Index ETF (Varoom GLWB 5)	5,633	20,870	(8,435)	18,068	31,617	(6,517)	(14,919)	—	10,181	28,249	260,209	288,458	1,991	(1,652)	339
Vanguard Total Bond Market Index ETF (Varoom)	1,836	1,772	(4,550)	(942)	1,533	(107,025)	206,272	—	100,780	99,838	217,561	317,399	4,078	(436)	3,642
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	1,206	149,271	(132,112)	18,365	121,054	(840,660)	114,919	—	(604,687)	(586,322)	8,094,292	7,507,970	23,058	(45,954)	(22,896)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(1,362)	11,478	(9,945)	171	1,027	(80,158)	27,302	—	(51,829)	(51,658)	746,606	694,948	1,930	(3,914)	(1,984)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	4,669	9,743	(18,084)	(3,672)	241,817	(169,231)	204,840	—	277,426	273,754	764,815	1,038,569	16,498	(5,883)	10,615
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(90,808)	117,430	(300,174)	(273,552)	8,499,140	(1,658,309)	3,016,097	—	9,856,928	9,583,376	45,956,057	55,539,433	450,565	(58,224)	392,341
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(10,076)	11,067	(15,916)	(14,925)	221,187	(124,087)	140,444	—	237,544	222,619	2,625,015	2,847,634	16,962	(7,471)	9,491
Vanguard VI Money Market (Varoom GLWB 2)	(64)	(34)	34	(64)	—	—	(4,701)	—	(4,701)	(4,765)	4,765	—	58	(599)	(541)
Vanguard VI Money Market (Varoom GLWB 3)	(1,254)	(741)	741	(1,254)	—	—	(130,367)	—	(130,367)	(131,621)	131,621	—	516	(14,704)	(14,188)
Vanguard VI Money Market (Varoom GLWB 5)	(2,569)	(885)	885	(2,569)	4,229	(746)	(170,366)	—	(166,883)	(169,452)	169,452	—	1,722	(20,661)	(18,939)
Vanguard Short Term Bond ETF (Varoom GLWB 2)	(646)	203	290	(153)	—	(669)	589	—	(80)	(233)	11,853	11,620	1,017	(1,021)	(4)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(258)	137	(189)	(310)	—	(6,213)	7,062	—	849	539	52,924	53,463	290	(255)	35
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(4,985)	2,981	(2,115)	(4,119)	12,434	(4,840)	(110,060)	—	(102,466)	(106,585)	462,347	355,762	1,727	(6,058)	(4,331)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(2,330)	$47,523	$(37,229)	$7,964	$2,588	$(257,130)	$(202,437)	$(1,670)	$(458,649)	$(450,685)	$639,267	$188,582	53	(32,463)	(32,410)
Touchstone Aggressive ETF (AnnuiChoice ®)	3,899	33,001	(43,849)	(6,949)	—	(99,827)	(9,061)	(490)	(109,378)	(116,327)	715,136	598,809	13	(6,523)	(6,510)
Touchstone Aggressive ETF (AnnuiChoice II )	2,905	39,681	(50,595)	(8,009)	36,885	(52,317)	(46,641)	(4,897)	(66,970)	(74,979)	699,346	624,367	2,311	(5,652)	(3,341)
Touchstone Aggressive ETF (GrandMaster flex3 )	727	136,986	(162,616)	(24,903)	4,402	(363,301)	154,252	(714)	(205,361)	(230,264)	1,582,354	1,352,090	15,228	(28,267)	(13,039)
Touchstone Aggressive ETF (Grandmaster )	546	972	(2,638)	(1,120)	—	(1,741)	16,966	(6)	15,219	14,099	107,199	121,298	1,085	(107)	978
Touchstone Aggressive ETF (IQ Advisor Standard)	2,836	743	(5,396)	(1,817)	—	—	(14)	—	(14)	(1,831)	259,499	257,668	—	(1)	(1)
Touchstone Aggressive ETF (IQ Annuity )	11,370	60,505	(168,079)	(96,204)	5,843	(373,731)	(13,281)	(642)	(381,811)	(478,015)	6,515,970	6,037,955	—	(23,810)	(23,810)
Touchstone Aggressive ETF (Pinnacle )	1,267	4,739	(12,446)	(6,440)	—	(10,214)	(69)	(226)	(10,509)	(16,949)	444,016	427,067	—	(656)	(656)
Touchstone Aggressive ETF (Pinnacle IV )	155	11,322	(17,477)	(6,000)	—	(121,721)	(8,386)	(416)	(130,523)	(136,523)	549,667	413,144	30	(8,113)	(8,083)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	1,002	(2)	(1,393)	(393)	—	(237)	65,797	(68)	65,492	65,099	2,666	67,765	4,479	(21)	4,458
Touchstone Aggressive ETF (Pinnacle Plus )	(979)	5,940	(8,502)	(3,541)	—	(8,123)	(65,312)	(490)	(73,925)	(77,466)	233,004	155,538	28	(4,776)	(4,748)
Touchstone Aggressive ETF (Pinnacle V )	2,299	131,628	(167,236)	(33,309)	272,385	(252,869)	(49,181)	(15,940)	(45,605)	(78,914)	2,299,993	2,221,079	15,964	(18,088)	(2,124)
Touchstone Baron Small Cap Growth (Pinnacle )	(15,941)	418,570	(484,632)	(82,003)	55	(107,962)	(1,482,860)	(3,785)	(1,594,552)	(1,676,555)	1,676,555	—	1,465	(30,378)	(28,913)
Touchstone Baron Small Cap Growth (Pinnacle IV )	(9,021)	11,755	(48,095)	(45,361)	25,392	(115,592)	(700,678)	(454)	(791,332)	(836,693)	836,693	—	3,867	(30,118)	(26,251)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E )	(1,319)	17,326	(25,963)	(9,956)	—	(1,100)	(159,964)	(38)	(161,102)	(171,058)	171,058	—	—	(2,929)	(2,929)
Touchstone Baron Small Cap Growth (Pinnacle V )	(35,404)	(72,338)	(91,217)	(198,959)	465,995	(172,012)	(2,867,051)	(9,654)	(2,582,722)	(2,781,681)	2,781,681	—	40,024	(199,724)	(159,700)
Touchstone Baron Small Cap Growth (AdvantEdge )	(6,022)	35,342	(57,621)	(28,301)	—	(47,982)	(432,332)	(2,499)	(482,813)	(511,114)	511,114	—	3,024	(29,627)	(26,603)
Touchstone Baron Small Cap Growth (AnnuiChoice II )	(4,727)	21,200	(55,731)	(39,258)	69,740	(42,846)	(635,524)	(778)	(609,408)	(648,666)	648,666	—	4,553	(35,090)	(30,537)
Touchstone Baron Small Cap Growth (AnnuiChoice )	(3,696)	97,367	(117,004)	(23,333)	4,276	(69,959)	(500,140)	(937)	(566,760)	(590,093)	590,093	—	3,333	(20,614)	(17,281)
Touchstone Baron Small Cap Growth (GrandMaster flex3 )	(6,469)	56,585	(63,762)	(13,646)	—	(16,392)	(599,930)	(325)	(616,647)	(630,293)	630,293	—	11,152	(32,387)	(21,235)
Touchstone Baron Small Cap Growth (Grandmaster )	(4,230)	(10,426)	(12,483)	(27,139)	—	(48,511)	(310,544)	(23)	(359,078)	(386,217)	386,217	—	2,640	(16,926)	(14,286)
Touchstone Baron Small Cap Growth (IQ Advisor Standard )	(955)	21,384	(29,660)	(9,231)	—	(64,281)	(209,231)	—	(273,512)	(282,743)	282,743	—	1	(9,241)	(9,240)
Touchstone Baron Small Cap Growth (IQ Annuity )	(29,264)	349,911	(455,634)	(134,987)	8,446	(264,781)	(2,901,747)	(701)	(3,158,783)	(3,293,770)	3,293,770	—	5,643	(107,793)	(102,150)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E )	(497)	(1,982)	(1,292)	(3,771)	—	(11,604)	(49,102)	(87)	(60,793)	(64,564)	64,564	—	1,495	(4,803)	(3,308)
Touchstone Baron Small Cap Growth (Pinnacle Plus )	(4,628)	8,280	(20,734)	(17,082)	—	(77,339)	(218,585)	(261)	(296,185)	(313,267)	313,267	—	8,159	(18,329)	(10,170)
Touchstone Conservative ETF (AdvantEdge )	(1,201)	36,987	(38,806)	(3,020)	—	(21,000)	(151,031)	(1,516)	(173,547)	(176,567)	402,117	225,550	40	(13,619)	(13,579)
Touchstone Conservative ETF (AnnuiChoice II )	4,321	83,980	(105,952)	(17,651)	663	(132,760)	3,403	(7,748)	(136,442)	(154,093)	1,367,610	1,213,517	1,801	(11,178)	(9,377)
Touchstone Conservative ETF (AnnuiChoice )	(4,531)	74,683	(76,855)	(6,703)	—	(546,032)	(8,629)	(109)	(554,770)	(561,473)	730,129	168,656	102	(37,210)	(37,108)
Touchstone Conservative ETF (GrandMaster flex3 )	(1,181)	19,727	(16,698)	1,848	—	(69,564)	(327,896)	(302)	(397,762)	(395,914)	471,207	75,293	390	(28,081)	(27,691)
Touchstone Conservative ETF (Grandmaster )	(50)	4,000	(4,842)	(892)	—	(5,815)	(21,885)	(15)	(27,715)	(28,607)	95,058	66,451	—	(1,894)	(1,894)
Touchstone Conservative ETF (IQ Advisor Standard )	1,574	8,583	(11,590)	(1,433)	—	—	—	—	—	(1,433)	171,191	169,758	—	—	—
Touchstone Conservative ETF (IQ Annuity )	424	54,260	(68,321)	(13,637)	80	(58,761)	79,576	(615)	20,280	6,643	753,796	760,439	8,850	(7,482)	1,368
Touchstone Conservative ETF (Pinnacle )	51	7,318	(9,451)	(2,082)	598	(21,900)	(165)	(31)	(21,498)	(23,580)	164,884	141,304	806	(2,271)	(1,465)
Touchstone Conservative ETF (Pinnacle IV )	(331)	30,899	(41,371)	(10,803)	57,281	(83,051)	(38,947)	(327)	(65,044)	(75,847)	673,801	597,954	—	(4,558)	(4,558)
Touchstone Conservative ETF (Pinnacle II Reduced M&E )	(336)	7,575	(5,364)	1,875	—	—	(177,256)	—	(177,256)	(175,381)	175,381	—	—	(11,972)	(11,972)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	26	284	(424)	(114)	—	(1,003)	4,784	(20)	3,761	3,647	1,933	5,580	385	(78)	307
Touchstone Conservative ETF (Pinnacle Plus )	(1,566)	16,037	(16,764)	(2,293)	—	(37,891)	(119,707)	(71)	(157,669)	(159,962)	310,089	150,127	—	(11,159)	(11,159)
Touchstone Conservative ETF Fund (Pinnacle V )	(1,589)	348,292	(452,825)	(106,122)	444,351	(526,130)	101,521	(38,428)	(18,686)	(124,808)	6,326,918	6,202,110	45,251	(46,100)	(849)
Touchstone Active Bond (AdvantEdge )	2,719	(10,477)	7	(7,751)	—	(27,790)	144,380	(1,757)	114,833	107,082	200,545	307,627	20,454	(11,126)	9,328
Touchstone Active Bond (AnnuiChoice II )	5,384	(3)	(13,282)	(7,901)	61,105	(5,646)	111,673	(2,349)	164,783	156,882	221,699	378,581	13,943	(1,663)	12,280
Touchstone Active Bond (AnnuiChoice )	4,888	(30,731)	15,500	(10,343)	3,095	(101,267)	(93,352)	(1,005)	(192,529)	(202,872)	722,362	519,490	13,534	(25,261)	(11,727)
Touchstone Active Bond (GrandMaster flex3 )	3,762	(16,707)	5,220	(7,725)	—	(116,169)	190,041	(366)	73,506	65,781	265,301	331,082	18,962	(13,723)	5,239
Touchstone Active Bond (Grandmaster )	(8,174)	(84,015)	80,808	(11,381)	—	(108,583)	(929,026)	(444)	(1,038,053)	(1,049,434)	1,383,673	334,239	4,903	(79,885)	(74,982)
Touchstone Active Bond (IQ Advisor Standard )	(699)	2,424	(2,492)	(767)	—	(160,162)	—	—	(160,162)	(160,929)	160,929	—	—	(10,885)	(10,885)
Touchstone Active Bond (IQ Annuity )	7,187	(365)	(19,365)	(12,543)	—	(19,197)	261,770	(226)	242,347	229,804	342,399	572,203	19,846	(3,557)	16,289
Touchstone Active Bond (Pinnacle )	11,043	(77)	(31,252)	(20,286)	57,971	(99,129)	373,992	(34)	332,800	312,514	586,438	898,952	25,693	(2,821)	22,872
Touchstone Active Bond (Pinnacle IV )	(15,198)	(182,993)	173,264	(24,927)	81,863	(252,292)	(1,691,331)	(595)	(1,862,355)	(1,887,282)	2,695,441	808,159	42,910	(171,260)	(128,350)
Touchstone Active Bond (Pinnacle II Reduced M&E )	114	—	(177)	(63)	—	—	5,476	—	5,476	5,413	—	5,413	374	—	374
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	1,380	(26)	(4,466)	(3,112)	—	(6,671)	37,925	(371)	30,883	27,771	99,429	127,200	6,008	(3,172)	2,836
Touchstone Active Bond (Pinnacle Plus )	1,817	(14,258)	6,367	(6,074)	—	(34,741)	44,116	(332)	9,043	2,969	227,756	230,725	28,208	(27,459)	749
Touchstone Active Bond (PinnacleV )	23,456	(165,468)	24,571	(117,441)	869,813	(351,430)	(506,022)	(25,963)	(13,602)	(131,043)	5,038,842	4,907,799	171,094	(170,262)	832
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	(243)	3,903	(7,934)	(4,274)	—	(3,866)	—	(173)	(4,039)	(8,313)	240,670	232,357	—	(203)	(203)
Touchstone GMAB Aggressive ETF (Pinnacle IV )	(2,813)	31,711	(42,665)	(13,767)	1,350	(53,539)	—	(465)	(52,654)	(66,421)	716,243	649,822	71	(2,806)	(2,735)
Touchstone GMAB Aggressive ETF (Pinnacle V )	(3,739)	49,539	(56,494)	(10,694)	—	(90,359)	—	(377)	(90,736)	(101,430)	654,398	552,968	—	(4,681)	(4,681)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Conservative ETF (AnnuiChoice II )	$(611)	$13,921	$(17,995)	$(4,685)	$—	$(7,205)	$—	$(335)	$(7,540)	$(12,225)	$244,145	$231,920	—	(534)	(534)
Touchstone GMAB Conservative ETF (Pinnacle IV )	(3,476)	37,231	(46,666)	(12,911)	—	(31,614)	—	(114)	(31,728)	(44,639)	605,814	561,175	—	(2,273)	(2,273)
Touchstone GMAB Conservative ETF (Pinnacle V )	(3,998)	38,634	(47,439)	(12,803)	—	(46,237)	—	(176)	(46,413)	(59,216)	586,670	527,454	—	(3,360)	(3,360)
Touchstone GMAB Moderate ETF (AnnuiChoice II )	46	3,917	(4,567)	(604)	—	—	—	(30)	(30)	(634)	31,342	30,708	—	(2)	(2)
Touchstone GMAB Moderate ETF (Pinnacle IV )	(2,147)	179,669	(192,268)	(14,746)	—	(229,893)	—	(148)	(230,041)	(244,787)	932,851	688,064	2	(13,723)	(13,721)
Touchstone GMAB Moderate ETF(Pinnacle V )	(1,951)	129,054	(140,649)	(13,546)	—	(153,893)	—	(236)	(154,129)	(167,675)	666,150	498,475	275	(9,660)	(9,385)
Touchstone High Yield (AdvantEdge )	19,800	(126,947)	110,749	3,602	—	(136,169)	(1,014,248)	(396)	(1,150,813)	(1,147,211)	1,147,211	—	149,299	(227,950)	(78,651)
Touchstone High Yield (AnnuiChoice II )	13,121	(37,734)	21,166	(3,447)	40	(4,961)	(115,134)	(221)	(120,276)	(123,723)	123,723	—	213	(8,224)	(8,011)
Touchstone High Yield (AnnuiChoice )	22,934	(64,217)	37,794	(3,489)	—	(52,764)	(183,967)	(1,779)	(238,510)	(241,999)	241,999	—	47	(10,926)	(10,879)
Touchstone High Yield (GrandMaster flex3 )	24,579	(74,223)	39,098	(10,546)	—	(22,200)	(219,335)	(1,106)	(242,641)	(253,187)	253,187	—	28,241	(40,938)	(12,697)
Touchstone High Yield (Grandmaster )	4,394	(26,033)	19,821	(1,818)	—	(6,377)	(193,667)	(35)	(200,079)	(201,897)	201,897	—	24,177	(36,207)	(12,030)
Touchstone High Yield (IQ Advisor Standard )	(963)	(22,346)	20,240	(3,069)	—	(214,958)	—	—	(214,958)	(218,027)	218,027	—	—	(12,033)	(12,033)
Touchstone High Yield (IQ Annuity )	29,954	(113,684)	76,596	(7,134)	375	(65,923)	(436,852)	(3,752)	(506,152)	(513,286)	513,286	—	12,949	(37,733)	(24,784)
Touchstone High Yield (Pinnacle )	36,171	(118,118)	77,806	(4,141)	—	(27,540)	(437,569)	(5,144)	(470,253)	(474,394)	474,394	—	11,388	(34,805)	(23,417)
Touchstone High Yield (Pinnacle IV )	54,722	(174,007)	105,212	(14,073)	5,913	(175,301)	(561,382)	(2,314)	(733,084)	(747,157)	747,157	—	305	(37,663)	(37,358)
Touchstone High Yield (Pinnacle II Reduced M&E )	472	(1,996)	901	(623)	—	—	(5,011)	(7)	(5,018)	(5,641)	5,641	—	4,189	(4,465)	(276)
Touchstone High Yield (Pinnacle Plus Reduced M&E )	3,756	(8,495)	3,812	(927)	—	(3,432)	(27,293)	(61)	(30,786)	(31,713)	31,713	—	507	(3,117)	(2,610)
Touchstone High Yield (Pinnacle Plus )	13,235	(49,578)	33,086	(3,257)	—	(42,109)	(148,061)	(412)	(190,582)	(193,839)	193,839	—	47	(11,246)	(11,199)
Touchstone High Yield (PinnacleV )	112,556	(392,908)	243,714	(36,638)	9,078	(342,066)	(1,049,622)	(839)	(1,383,449)	(1,420,087)	1,420,087	—	60,939	(164,050)	(103,111)
Touchstone Large Cap Core Equity (AdvantEdge )	(391)	18,833	(53,267)	(34,825)	—	(26,542)	(5,257)	(2,660)	(34,459)	(69,284)	658,939	589,655	594	(2,853)	(2,259)
Touchstone Large Cap Core Equity (AnnuiChoice II )	3,021	22,927	(57,280)	(31,332)	88,989	(53,592)	31,615	(1,417)	65,595	34,263	556,768	591,031	7,367	(3,377)	3,990
Touchstone Large Cap Core Equity (AnnuiChoice )	2,103	60,116	(87,303)	(25,084)	100	(109,904)	(189)	(846)	(110,839)	(135,923)	575,426	439,503	220	(6,516)	(6,296)
Touchstone Large Cap Core Equity (GrandMaster flex3 )	15	4,952	(13,626)	(8,659)	—	(13,630)	33,767	(371)	19,766	11,107	120,376	131,483	1,826	(787)	1,039
Touchstone Large Cap Core Equity (Grandmaster )	(45)	14,559	(19,354)	(4,840)	—	(1,123)	(74,280)	(16)	(75,419)	(80,259)	168,351	88,092	202	(4,207)	(4,005)
Touchstone Large Cap Core Equity (IQ Advisor Standard )	63	21	(382)	(298)	—	—	—	—	—	(298)	6,487	6,189	—	—	—
Touchstone Large Cap Core Equity (IQ Annuity )	351	12,318	(31,761)	(19,092)	—	(14,435)	(1,257)	(376)	(16,068)	(35,160)	364,812	329,652	61	(1,009)	(948)
Touchstone Large Cap Core Equity (Pinnacle )	6,674	309,229	(651,798)	(335,895)	28,275	(863,758)	(96,036)	(2,952)	(934,471)	(1,270,366)	6,974,710	5,704,344	2,945	(51,448)	(48,503)
Touchstone Large Cap Core Equity (Pinnacle IV )	(27,557)	339,843	(616,848)	(304,562)	23,621	(1,333,955)	(1,349,131)	(751)	(2,660,216)	(2,964,778)	4,157,718	1,192,940	6,487	(156,182)	(149,695)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	1,452	18,439	(43,344)	(23,453)	—	(56,446)	2,059	(57)	(54,444)	(77,897)	461,378	383,481	103	(3,012)	(2,909)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	759	8,390	(18,748)	(9,599)	32,653	(88,373)	2,587	(1,108)	(54,241)	(63,840)	258,802	194,962	647	(3,697)	(3,050)
Touchstone Large Cap Core Equity (Pinnacle Plus )	(409)	11,570	(24,219)	(13,058)	—	(15,610)	(11,660)	(57)	(27,327)	(40,385)	247,987	207,602	—	(1,416)	(1,416)
Touchstone Large Cap Core Equity (PinnacleV )	(35,895)	659,471	(1,350,974)	(727,398)	680,915	(1,516,560)	(2,758,305)	(16,581)	(3,610,531)	(4,337,929)	10,811,289	6,473,360	50,347	(346,696)	(296,349)
Touchstone Focused (AdvantEdge )	(1,012)	29,993	(46,218)	(17,237)	—	(43,381)	545,528	(886)	501,261	484,024	32,176	516,200	32,838	(2,720)	30,118
Touchstone Focused (AnnuiChoice II )	(19,143)	156,549	(161,316)	(23,910)	16,358	(51,377)	1,107,195	(1,120)	1,071,056	1,047,146	1,569,100	2,616,246	59,255	(4,254)	55,001
Touchstone Focused (AnnuiChoice )	(17,154)	488,160	(492,927)	(21,921)	2,077	(416,359)	1,476,101	(2,865)	1,058,954	1,037,033	1,662,789	2,699,822	55,851	(19,383)	36,468
Touchstone Focused (GrandMaster flex3 )	(5,247)	92,219	(105,295)	(18,323)	990	(77,590)	837,011	(200)	760,211	741,888	418,620	1,160,508	42,902	(15,054)	27,848
Touchstone Focused (Grandmaster )	(2,823)	54,032	(78,703)	(27,494)	—	(40,284)	810,224	(72)	769,868	742,374	138,940	881,314	34,191	(3,162)	31,029
Touchstone Focused (IQ Advisor Standard )	(62)	2,511	(3,682)	(1,233)	—	—	38,948	—	38,948	37,715	7,074	44,789	1,433	—	1,433
Touchstone Focused (IQ Annuity )	(13,275)	356,932	(468,447)	(124,790)	8,562	(258,593)	4,172,769	(816)	3,921,922	3,797,132	945,404	4,742,536	150,226	(11,079)	139,147
Touchstone Focused (Pinnacle )	(13,393)	402,223	(542,801)	(153,971)	273	(80,570)	4,666,596	(510)	4,585,789	4,431,818	694,898	5,126,716	167,737	(6,240)	161,497
Touchstone Focused (Pinnacle IV )	(23,091)	307,964	(349,539)	(64,666)	5,185	(213,385)	2,307,503	(863)	2,098,440	2,033,774	1,527,483	3,561,257	86,989	(12,054)	74,935
Touchstone Focused (Pinnacle II Reduced M&E )	(543)	29,625	(47,770)	(18,688)	—	—	543,514	(9)	543,505	524,817	8,606	533,423	18,953	—	18,953
Touchstone Focused (Pinnacle Plus Reduced M&E )	(2,762)	36,019	(41,909)	(8,652)	375	(32,304)	461,088	(1,337)	427,822	419,170	221,441	640,611	26,591	(1,901)	24,690
Touchstone Focused (Pinnacle Plus )	(5,346)	46,914	(61,112)	(19,544)	—	(36,836)	466,730	(190)	429,704	410,160	225,429	635,589	23,187	(8,216)	14,971
Touchstone Focused (PinnacleV )	(56,936)	514,425	(573,664)	(116,175)	681,541	(308,042)	3,705,292	(21,199)	4,057,592	3,941,417	2,963,814	6,905,231	286,280	(26,776)	259,504
Touchstone Moderate ETF (AdvantEdge )	1,083	136,664	(144,152)	(6,405)	9,000	(2,836)	(232,357)	(5,576)	(231,769)	(238,174)	796,464	558,290	805	(17,660)	(16,855)
Touchstone Moderate ETF (AnnuiChoice II )	18,220	401,944	(441,080)	(20,916)	378,046	(328,028)	(15,841)	(14,502)	19,675	(1,241)	2,231,100	2,229,859	25,027	(22,920)	2,107
Touchstone Moderate ETF (AnnuiChoice )	14,974	358,902	(395,146)	(21,270)	2,187	(306,471)	(5,894)	(1,402)	(311,580)	(332,850)	2,133,344	1,800,494	1,868	(20,940)	(19,072)
Touchstone Moderate ETF (GrandMaster flex3 )	2,869	356,501	(380,876)	(21,506)	—	(127,690)	(235,895)	(551)	(364,136)	(385,642)	1,718,536	1,332,894	6,469	(29,943)	(23,474)
Touchstone Moderate ETF (Grandmaster )	454	18,754	(22,098)	(2,890)	—	(26,082)	254	(28)	(25,856)	(28,746)	156,197	127,451	906	(2,605)	(1,699)
Touchstone Moderate ETF (IQ Advisor Enhanced )	430	4,632	(5,437)	(375)	—	—	—	—	—	(375)	38,188	37,813	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard )	2,000	16,156	(18,991)	(835)	—	—	41,170	—	41,170	40,335	92,685	133,020	2,330	—	2,330
Touchstone Moderate ETF (IQ Annuity )	6,289	201,191	(230,165)	(22,685)	—	(53,793)	(44,956)	(949)	(99,698)	(122,383)	1,581,061	1,458,678	33	(6,333)	(6,300)
Touchstone Moderate ETF (Pinnacle )	1,348	52,985	(59,942)	(5,609)	—	(42,509)	(79)	(267)	(42,855)	(48,464)	373,379	324,915	4	(2,761)	(2,757)
Touchstone Moderate ETF (Pinnacle IV )	3,665	274,936	(295,749)	(17,148)	82,076	(318,993)	(62,534)	(673)	(300,124)	(317,272)	1,481,459	1,164,187	1,367	(20,482)	(19,115)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	24	780	(888)	(84)	—	(3,386)	166	(21)	(3,241)	(3,325)	9,275	5,950	21	(259)	(238)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle Plus )	$(15)	$53,737	$(61,099)	$(7,377)	$—	$(21,928)	$4,132	$(287)	$(18,083)	$(25,460)	$272,344	$246,884	2,725	(4,090)	(1,365)
Touchstone Moderate ETF (Pinnacle V )	5,489	575,879	(638,350)	(56,982)	530,319	(766,483)	81,469	(21,236)	(175,931)	(232,913)	3,482,605	3,249,692	49,732	(62,919)	(13,187)
Touchstone Money Market (AdvantEdge )	(3,317)	—	8	(3,309)	10	(14,956)	(919,892)	(8)	(934,846)	(938,155)	938,155	—	86,503	(187,558)	(101,055)
Touchstone Money Market (AnnuiChoice II )	(2,095)	—	—	(2,095)	5,608	(2,113)	(569,380)	(222)	(566,107)	(568,202)	568,202	—	4,932	(65,250)	(60,318)
Touchstone Money Market (AnnuiChoice )	(2,390)	—	2	(2,388)	—	(48,341)	(741,576)	(522)	(790,439)	(792,827)	792,827	—	134	(72,664)	(72,530)
Touchstone Money Market (GrandMaster flex3)	(6,214)	—	7	(6,207)	—	(259,178)	(1,325,909)	(254)	(1,585,341)	(1,591,548)	1,591,548	—	—	(158,321)	(158,321)
Touchstone Money Market (Grandmaster )	(9,699)	—	45	(9,654)	128	(262,489)	(2,330,854)	(396)	(2,593,611)	(2,603,265)	2,603,265	—	20,850	(273,205)	(252,355)
Touchstone Money Market (IQ Advisor Enhanced )	(186)	—	—	(186)	—	(2,091)	2,277	—	186	—	—	—	—	—	—
Touchstone Money Market (IQ Annuity )	(895)	—	(35)	(930)	—	(2,735)	(191,440)	(7)	(194,182)	(195,112)	195,112	—	1,018	(20,052)	(19,034)
Touchstone Money Market (IQ3 )	(8,316)	—	17	(8,299)	120,399	(309,917)	(1,321,430)	(1,258)	(1,512,206)	(1,520,505)	1,520,505	—	167,704	(316,032)	(148,328)
Touchstone Money Market (Pinnacle )	(6,786)	—	26	(6,760)	700	(245,806)	(1,431,440)	(452)	(1,676,998)	(1,683,758)	1,683,758	—	134	(163,372)	(163,238)
Touchstone Money Market (Pinnacle IV )	(20,246)	—	29	(20,217)	106,333	(457,787)	(4,055,160)	(238)	(4,406,852)	(4,427,069)	4,427,069	—	88,437	(523,171)	(434,734)
Touchstone Money Market (Pinnacle II Reduced M&E )	(96)	—	—	(96)	—	(3,472)	(27,097)	(92)	(30,661)	(30,757)	30,757	—	—	(2,960)	(2,960)
Touchstone Money Market (Pinnacle Plus Reduced M&E )	(11)	—	—	(11)	—	(91,519)	91,530	—	11	—	—	—	9,622	(9,622)	—
Touchstone Money Market (Pinnacle Plus )	(2,332)	—	8	(2,324)	—	(21,750)	(415,478)	(68)	(437,296)	(439,620)	439,620	—	1,088	(49,178)	(48,090)
Touchstone Money Market (Pinnacle V )	(47,650)	—	41	(47,609)	10,711	(136,064)	(9,987,268)	(127)	(10,112,748)	(10,160,357)	10,160,357	—	45,878	(1,149,630)	(1,103,752)
Touchstone Third Avenue Value (AdvantEdge )	1,478	(9,966)	4,173	(4,315)	—	(1,539)	(82,936)	(136)	(84,611)	(88,926)	88,926	—	—	(7,863)	(7,863)
Touchstone Third Avenue Value (AnnuiChoice II )	15,149	24,800	(81,133)	(41,184)	—	(55,836)	(518,561)	(600)	(574,997)	(616,181)	616,181	—	1,169	(53,601)	(52,432)
Touchstone Third Avenue Value (AnnuiChoice )	36,709	30,359	(147,879)	(80,811)	1,047	(234,894)	(1,103,757)	(1,345)	(1,338,949)	(1,419,760)	1,419,760	—	1,486	(65,469)	(63,983)
Touchstone Third Avenue Value (GrandMaster flex3 )	11,068	13,821	(51,577)	(26,688)	—	(22,392)	(440,605)	(314)	(463,311)	(489,999)	489,999	—	103	(27,525)	(27,422)
Touchstone Third Avenue Value (Grandmaster )	12,468	73,277	(119,437)	(33,692)	27,405	(192,418)	(429,505)	(141)	(594,659)	(628,351)	628,351	—	935	(37,887)	(36,952)
Touchstone Third Avenue Value (IQ Advisor Standard )	370	(273)	(2,936)	(2,839)	—	—	(39,015)	—	(39,015)	(41,854)	41,854	—	—	(2,330)	(2,330)
Touchstone Third Avenue Value (IQ Annuity )	52,957	204,592	(377,759)	(120,210)	25,778	(146,952)	(1,700,485)	(517)	(1,822,176)	(1,942,386)	1,942,386	—	1,771	(103,572)	(101,801)
Touchstone Third Avenue Value (Pinnacle )	101,557	499,199	(839,324)	(238,568)	40,309	(464,036)	(3,366,068)	3,161	(3,786,634)	(4,025,202)	4,025,202	—	1,434	(70,915)	(69,481)
Touchstone Third Avenue Value (Pinnacle IV )	49,950	103,508	(276,447)	(122,989)	2,847	(290,882)	(1,756,152)	(506)	(2,044,693)	(2,167,682)	2,167,682	—	1,292	(114,381)	(113,089)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E )	12,628	(5,848)	(36,541)	(29,761)	—	(62,259)	(387,668)	(53)	(449,980)	(479,741)	479,741	—	—	(8,221)	(8,221)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E )	10,863	(58,491)	28,675	(18,953)	44,384	(91,054)	(290,029)	(409)	(337,108)	(356,061)	356,061	—	2,875	(30,445)	(27,570)
Touchstone Third Avenue Value (Pinnacle Plus )	5,201	(49,957)	27,227	(17,529)	—	(33,625)	(323,605)	(268)	(357,498)	(375,027)	375,027	—	51	(18,744)	(18,693)
Touchstone Third Avenue Value (Pinnacle V )	13,317	(22,629)	(23,214)	(32,526)	13,385	(102,406)	(443,814)	(1,458)	(534,293)	(566,819)	566,819	—	3,597	(62,311)	(58,714)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	1,368	56,079	(65,955)	(8,508)	—	(78,553)	(47,896)	(569)	(127,018)	(135,526)	1,278,924	1,143,398	—	(8,558)	(8,558)
Fidelity VIP Balanced (Pinnacle II Reduced M&E )	28	205	(267)	(34)	—	—	—	(5)	(5)	(39)	6,673	6,634	—	—	—
Fidelity VIP Balanced (Grandmaster )	566	89,734	(102,189)	(11,889)	—	(266,440)	(21,327)	(687)	(288,454)	(300,343)	1,742,127	1,441,784	—	(12,023)	(12,023)
Fidelity VIP Overseas (Pinnacle )	(490)	(5,599)	11,223	5,134	—	(63,022)	(14,611)	(33)	(77,666)	(72,532)	174,356	101,824	—	(8,048)	(8,048)
Fidelity VIP Overseas (Pinnacle IV )	(89)	(27)	1,787	1,671	—	(3,644)	—	(80)	(3,724)	(2,053)	73,212	71,159	—	(383)	(383)
Fidelity VIP Equity-Income (Grandmaster )	143,470	590,107	(1,188,247)	(454,670)	69,481	(1,253,898)	(272,015)	(3,367)	(1,459,799)	(1,914,469)	9,785,521	7,871,052	75	(19,811)	(19,736)
Fidelity VIP Equity-Income (Pinnacle )	37,041	172,815	(324,435)	(114,579)	—	(303,902)	(49,386)	(934)	(354,222)	(468,801)	2,400,330	1,931,529	23	(16,750)	(16,727)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	941	5,099	(8,390)	(2,350)	—	(5,120)	—	—	(5,120)	(7,470)	50,520	43,050	—	(239)	(239)
Fidelity VIP Growth (Grandmaster )	(79,754)	849,751	(366,739)	403,258	—	(841,595)	(210,372)	(3,143)	(1,055,110)	(651,852)	7,264,719	6,612,867	164	(10,985)	(10,821)
Fidelity VIP High Income (Grandmaster )	78,457	(62,550)	(93,344)	(77,437)	9,638	(164,144)	503,136	(589)	348,041	270,604	1,138,224	1,408,828	72,684	(59,338)	13,346
Fidelity VIP II Asset Manager (Grandmaster )	3,890	391,848	(431,256)	(35,518)	41,693	(993,720)	(21,864)	(2,368)	(976,259)	(1,011,777)	4,955,000	3,943,223	943	(20,293)	(19,350)
Fidelity VIP II Contrafund (Grandmaster )	(44,499)	1,591,072	(1,576,242)	(29,669)	96,434	(1,734,101)	(654,374)	(4,280)	(2,296,321)	(2,325,990)	12,399,762	10,073,772	1,199	(35,669)	(34,470)
Fidelity VIP II Contrafund (Pinnacle )	(21,650)	1,372,164	(1,361,530)	(11,016)	35,752	(932,153)	94,877	(2,780)	(804,304)	(815,320)	6,441,582	5,626,262	18,052	(42,170)	(24,118)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	(20)	5,155	(5,253)	(118)	—	(5,036)	2,059	(8)	(2,985)	(3,103)	41,209	38,106	61	(152)	(91)
Fidelity VIP II Index 500 (Grandmaster )	16,985	480,849	(494,634)	3,200	—	(828,292)	(188,135)	(1,871)	(1,018,298)	(1,015,098)	4,567,554	3,552,456	14	(20,004)	(19,990)
Fidelity VIP II Index 500 (IQ Annuity )	143	32,440	(36,414)	(3,831)	—	(99,779)	—	(202)	(99,981)	(103,812)	279,732	175,920	—	(6,207)	(6,207)
Fidelity VIP II Index 500 (Pinnacle )	14,128	65,644	(78,749)	1,023	—	(215,536)	(62,121)	(1,395)	(279,052)	(278,029)	2,714,982	2,436,953	1	(18,966)	(18,965)
Fidelity VIP II Index 500 (Pinnacle IV )	779	5,449	(6,066)	162	—	(21,371)	—	(63)	(21,434)	(21,272)	175,392	154,120	14	(1,466)	(1,452)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	307	3,307	(3,487)	127	—	(9,314)	—	(4)	(9,318)	(9,191)	45,094	35,903	—	(630)	(630)
Fidelity VIP II Investment Grade Bond (Pinnacle )	17,029	7,058	(53,363)	(29,276)	—	(167,966)	(35,469)	(502)	(203,937)	(233,213)	1,658,443	1,425,230	—	(15,562)	(15,562)
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	2,634	27,427	(38,820)	(8,759)	—	(310,433)	(8,970)	(219)	(319,622)	(328,381)	716,638	388,257	8,850	(33,347)	(24,497)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )	643	25	(1,390)	(722)	—	—	—	—	—	(722)	42,812	42,090	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	5,482	477	(11,425)	(5,466)	—	(10,424)	—	(791)	(11,215)	(16,681)	349,012	332,331	—	(836)	(836)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II )	738	114	(1,746)	(894)	—	(2,037)	—	(10)	(2,047)	(2,941)	53,342	50,401	—	(153)	(153)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	1,359	391	(4,613)	(2,863)	—	(4,155)	—	(480)	(4,635)	(7,498)	138,503	131,005	—	(358)	(358)
Fidelity VIP II Investment Grade Bond (Grandmaster )	22,102	13,207	(73,323)	(38,014)	—	(347,184)	(1,202)	(622)	(349,008)	(387,022)	2,278,156	1,891,134	1	(8,841)	(8,840)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Investment Grade Bond (IQ Annuity )	$2,338	$7,508	$(16,289)	$(6,443)	$—	$(90,398)	$—	$(200)	$(90,598)	$(97,041)	$370,199	$273,158	—	(4,906)	(4,906)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	422	179	(1,118)	(517)	—	(4,925)	—	(41)	(4,966)	(5,483)	33,330	27,847	69	(518)	(449)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	34	(28)	(70)	(64)	—	(2,189)	—	(5)	(2,194)	(2,258)	5,869	3,611	—	(169)	(169)
Fidelity VIP Government Money Market (Pinnacle )	(14,482)	—	—	(14,482)	1,400	(591,333)	1,843,241	(991)	1,252,317	1,237,835	—	1,237,835	243,718	(118,795)	124,923
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E )	(182)	—	—	(182)	—	(2,943)	27,097	(3)	24,151	23,969	—	23,969	2,710	(295)	2,415
Fidelity VIP Government Money Market (Pinnacle IV )	(39,611)	—	—	(39,611)	16,151	(3,766,388)	5,842,164	(631)	2,091,296	2,051,685	—	2,051,685	611,272	(404,070)	207,202
Fidelity VIP Government Money Market (Pinnacle V )	(109,514)	—	(132)	(109,646)	1,142,929	(2,615,520)	11,909,130	(223)	10,436,316	10,326,670	—	10,326,670	1,443,578	(399,947)	1,043,631
Fidelity VIP Government Money Market (Pinnacle Plus )	(5,638)	—	—	(5,638)	—	(11,106)	507,766	(23)	496,637	490,999	—	490,999	76,175	(26,512)	49,663
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E )	(46)	—	—	(46)	—	(131,580)	147,741	—	16,161	16,115	—	16,115	14,856	(13,232)	1,624
Fidelity VIP Government Money Market (Grandmaster )	(20,238)	—	—	(20,238)	55,382	(1,366,765)	3,508,505	(730)	2,196,392	2,176,154	—	2,176,154	380,422	(160,804)	219,618
Fidelity VIP Government Money Market (Grandmaster flex3 )	(13,367)	—	8	(13,359)	—	(216,184)	981,020	(229)	764,607	751,248	—	751,248	236,261	(160,339)	75,922
Fidelity VIP Government Money Market (AdvantEdge )	(11,928)	—	—	(11,928)	—	(341,109)	1,871,961	(102)	1,530,750	1,518,822	—	1,518,822	399,601	(246,053)	153,548
Fidelity VIP Government Money Market (AnnuiChoice )	(5,428)	—	—	(5,428)	—	(346,219)	971,365	(1,192)	623,954	618,526	—	618,526	143,133	(80,863)	62,270
Fidelity VIP Government Money Market (AnnuiChoice II )	(5,608)	—	—	(5,608)	159,476	(102,242)	762,958	(348)	819,844	814,236	—	814,236	111,107	(29,049)	82,058
Fidelity VIP Government Money Market (IQ Annuity )	(3,220)	—	—	(3,220)	—	(10,434)	205,862	(127)	195,301	192,081	—	192,081	67,198	(47,800)	19,398
Fidelity VIP Government Money Market (IQ3 )	(28,803)	—	—	(28,803)	80	(268,642)	3,021,279	(3,700)	2,749,017	2,720,214	—	2,720,214	416,653	(141,936)	274,717
Fidelity VIP Government Money Market (IQ Advisor Standard )	(979)	—	—	(979)	—	(7,942)	254,673	—	246,731	245,752	—	245,752	25,468	(796)	24,672
Fidelity VIP Overseas (AnnuiChoice )	278	(5,526)	8,893	3,645	—	(23,419)	(26)	(591)	(24,036)	(20,391)	119,898	99,507	—	(2,399)	(2,399)
Fidelity VIP Overseas (AnnuiChoice II )	46	(341)	977	682	—	(1,277)	—	(58)	(1,335)	(653)	26,830	26,177	—	(135)	(135)
Fidelity VIP Overseas (Grandmaster flex3 )	(1)	10	8	17	—	(18)	—	(5)	(23)	(6)	793	787	—	(2)	(2)
Fidelity VIP Overseas (Grandmaster )	(1,034)	(22,872)	71,809	47,903	—	(138,091)	(23,601)	(1,003)	(162,695)	(114,792)	1,933,423	1,818,631	—	(4,641)	(4,641)
Fidelity VIP Overseas (IQ Annuity )	(24)	10	518	504	—	(302)	—	(16)	(318)	186	23,209	23,395	—	(33)	(33)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	192	17	(311)	(102)	—	—	24,030	(20)	24,010	23,908	—	23,908	1,966	(2)	1,964
Fidelity VIP Overseas (Pinnacle Plus )	(289)	4,827	(3,447)	1,091	—	(5,172)	(24,030)	(72)	(29,274)	(28,183)	28,386	203	—	(3,111)	(3,111)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity )	5,208	27,265	(50,390)	(17,917)	672	(14,421)	—	(107)	(13,856)	(31,773)	338,039	306,266	36	(833)	(797)
Fidelity VIP Growth (IQ Annuity )	(4,035)	58,815	(38,089)	16,691	—	(86,735)	—	(206)	(86,941)	(70,250)	306,694	236,444	—	(5,524)	(5,524)
Fidelity VIP Growth (Pinnacle )	(5,418)	42,660	(11,912)	25,330	—	(33,672)	(19,589)	(301)	(53,562)	(28,232)	461,267	433,035	—	(3,407)	(3,407)
Fidelity VIP Growth (Pinnacle II Reduced M&E )	(17)	71	62	116	—	—	—	(6)	(6)	110	1,959	2,069	—	—	—
Fidelity VIP High Income (IQ Annuity )	11,350	(8,844)	(13,935)	(11,429)	—	(2,616)	96,053	(108)	93,329	81,900	122,893	204,793	30,514	(24,037)	6,477
Fidelity VIP II Asset Manager (IQ Annuity )	2	1,054	(1,253)	(197)	—	(214)	20	(23)	(217)	(414)	13,994	13,580	1	(15)	(14)
Fidelity VIP II Contrafund (IQ Annuity )	(5,761)	282,993	(283,285)	(6,053)	2,190	(68,193)	208,543	(270)	142,270	136,217	963,256	1,099,473	20,914	(14,789)	6,125
Fidelity VIP III Balanced (IQ Annuity )	(48)	6,102	(6,875)	(821)	—	(12,819)	—	(85)	(12,904)	(13,725)	134,057	120,332	—	(727)	(727)
Fidelity VIP III Mid Cap (Grandmaster )	(10,988)	213,990	(214,000)	(10,998)	—	(361,491)	(18,368)	(466)	(380,325)	(391,323)	1,230,069	838,746	315	(7,198)	(6,883)
Fidelity VIP III Mid Cap (IQ Annuity )	(8,644)	98,632	(112,545)	(22,557)	—	(17,307)	(10,592)	(204)	(28,103)	(50,660)	815,305	764,645	—	(500)	(500)
Fidelity VIP III Mid Cap (Pinnacle )	(32,491)	457,328	(495,003)	(70,166)	—	(323,432)	(243,920)	(1,153)	(568,505)	(638,671)	3,373,584	2,734,913	—	(10,612)	(10,612)
Fidelity VIP Overseas (IQ Annuity )	(57)	(28)	693	608	—	(491)	—	—	(491)	117	31,503	31,620	—	(35)	(35)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	4	22,828	(28,098)	(5,266)	—	(16,917)	8,890	(377)	(8,404)	(13,670)	258,697	245,027	3,126	(3,746)	(620)
Fidelity VIP Asset Manager (AdvantEdge )	(182)	5,817	(6,493)	(858)	—	(3,773)	(1,328)	(530)	(5,631)	(6,489)	62,499	56,010	14	(446)	(432)
Fidelity VIP Asset Manager (AnnuiChoice II )	338	7,416	(10,196)	(2,442)	1,295	(1,843)	26,449	(113)	25,788	23,346	96,058	119,404	1,997	(365)	1,632
Fidelity VIP Asset Manager (AnnuiChoice )	569	17,915	(21,759)	(3,275)	—	(32,056)	(889)	(251)	(33,196)	(36,471)	251,784	215,313	2	(2,068)	(2,066)
Fidelity VIP Asset Manager (GrandMaster flex3 )	(367)	7,148	(10,836)	(4,055)	—	(24,630)	55,913	(72)	31,211	27,156	138,716	165,872	4,547	(2,646)	1,901
Fidelity VIP Asset Manager (IQ Advisor Standard )	28	229	(281)	(24)	—	—	55	—	55	31	3,284	3,315	3	—	3
Fidelity VIP Asset Manager (Pinnacle )	(18)	2,397	(3,054)	(675)	—	(425)	(389)	(33)	(847)	(1,522)	29,152	27,630	247	(317)	(70)
Fidelity VIP Asset Manager (Pinnacle IV )	596	20,923	(26,961)	(5,442)	—	(84,097)	175,369	(55)	91,217	85,775	168,905	254,680	10,989	(5,343)	5,646
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	369	1,728	(2,891)	(794)	—	(10,093)	45,411	(124)	35,194	34,400	28,286	62,686	3,445	(746)	2,699
Fidelity VIP Asset Manager (Pinnacle Plus )	(388)	2,167	(1,509)	270	—	(572)	(42,326)	(74)	(42,972)	(42,702)	50,805	8,103	183	(2,807)	(2,624)
Fidelity VIP Asset Manager (Pinnacle V )	(2,316)	111,769	(108,296)	1,157	2,163	(130,716)	(102,788)	(2,013)	(233,354)	(232,197)	651,909	419,712	7,940	(24,928)	(16,988)
Fidelity VIP Balanced (AdvantEdge )	(967)	11,636	(13,817)	(3,148)	110	(24,097)	(2,343)	(1,286)	(27,616)	(30,764)	267,018	236,254	28	(1,920)	(1,892)
Fidelity VIP Balanced (AnnuiChoice II )	3,303	38,304	(43,879)	(2,272)	393,291	(99,393)	29,795	(1,468)	322,225	319,953	568,210	888,163	28,050	(7,980)	20,070
Fidelity VIP Balanced (AnnuiChoice )	1,526	31,034	(35,060)	(2,500)	—	(34,478)	(52,514)	(629)	(87,621)	(90,121)	608,393	518,272	641	(5,266)	(4,625)
Fidelity VIP Balanced (GrandMaster flex3 )	(887)	13,491	(15,628)	(3,024)	—	(34,149)	6,050	(350)	(28,449)	(31,473)	285,161	253,688	311	(1,756)	(1,445)
Fidelity VIP Balanced (Grandmaster )	(5,243)	124,843	(127,022)	(7,422)	457,945	(1,156,103)	93,203	(239)	(605,194)	(612,616)	1,285,360	672,744	5,987	(39,227)	(33,240)
Fidelity VIP Balanced (IQ3 )	(900)	36,172	(45,797)	(10,525)	85	(28,894)	21,670	(625)	(7,764)	(18,289)	860,478	842,189	3,996	(4,496)	(500)
Fidelity VIP Balanced (Pinnacle )	22	19,490	(23,337)	(3,825)	—	(25,693)	9,522	(171)	(16,342)	(20,167)	441,849	421,682	1,185	(2,059)	(874)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle IV )	$(2,024)	$56,956	$(66,657)	$(11,725)	$1,210	$(108,195)	$4,032	$(419)	$(103,372)	$(115,097)	$1,233,876	$1,118,779	1,552	(6,716)	(5,164)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	12	626	(552)	86	—	(1,538)	(19,249)	(10)	(20,797)	(20,711)	44,256	23,545	822	(2,214)	(1,392)
Fidelity VIP Balanced (Pinnacle Plus )	(393)	6,893	(6,448)	52	—	(18,250)	(29,513)	(88)	(47,851)	(47,799)	124,456	76,657	168	(2,754)	(2,586)
Fidelity VIP Balanced (Pinnacle V )	(3,071)	97,981	(110,111)	(15,201)	456,323	(212,852)	(103,950)	(6,306)	133,215	118,014	1,241,111	1,359,125	40,312	(30,598)	9,714
Fidelity VIP Contrafund (AdvantEdge )	(23,753)	462,496	(459,348)	(20,605)	110	(374,611)	(146,830)	(18,826)	(540,157)	(560,762)	3,196,701	2,635,939	2,949	(38,542)	(35,593)
Fidelity VIP Contrafund (AnnuiChoice II )	(15,732)	627,468	(647,144)	(35,408)	347,020	(474,836)	730	(11,913)	(138,999)	(174,407)	4,251,106	4,076,699	24,168	(32,555)	(8,387)
Fidelity VIP Contrafund (AnnuiChoice )	(9,776)	761,337	(747,438)	4,123	2,238	(365,328)	(124,598)	(5,771)	(493,459)	(489,336)	3,216,432	2,727,096	16,559	(36,193)	(19,634)
Fidelity VIP Contrafund (GrandMaster flex3 )	(13,988)	611,008	(555,814)	41,206	9,060	(98,967)	372,140	(846)	281,387	322,593	1,781,310	2,103,903	53,119	(38,713)	14,406
Fidelity VIP Contrafund (IQ Advisor Enhanced )	(49)	7,728	(8,278)	(599)	—	(70,700)	—	—	(70,700)	(71,299)	71,299	—	—	(2,982)	(2,982)
Fidelity VIP Contrafund (IQ Advisor Standard )	(464)	67,146	(72,476)	(5,794)	—	(138,461)	(101,914)	—	(240,375)	(246,169)	365,729	119,560	—	(10,062)	(10,062)
Fidelity VIP Contrafund (IQ3 )	(29,932)	1,073,611	(1,076,082)	(32,403)	11,657	(575,626)	(452,990)	(3,060)	(1,020,019)	(1,052,422)	4,946,706	3,894,284	11,002	(52,884)	(41,882)
Fidelity VIP Contrafund (Pinnacle IV )	(40,828)	1,306,393	(1,298,913)	(33,348)	10,926	(861,138)	(8,475)	(1,481)	(860,168)	(893,516)	6,192,175	5,298,659	15,442	(49,670)	(34,228)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	(1,694)	48,993	(50,340)	(3,041)	39,789	(93,193)	105,631	(527)	51,700	48,659	432,657	481,316	10,725	(7,652)	3,073
Fidelity VIP Contrafund (Pinnacle Plus )	(7,208)	96,570	(96,092)	(6,730)	—	(64,642)	(509,199)	(432)	(574,273)	(581,003)	1,117,493	536,490	431	(23,735)	(23,304)
Fidelity VIP Contrafund (Pinnacle V )	(118,867)	2,571,571	(2,610,204)	(157,500)	2,805,519	(1,864,276)	(1,804,695)	(70,517)	(933,969)	(1,091,469)	13,993,712	12,902,243	189,003	(254,113)	(65,110)
Fidelity VIP Disciplined Small Cap (Advantedge)	95	2,018	(1,478)	635	—	(3,391)	(762)	(14)	(4,167)	(3,532)	3,532	—	1,571	(1,782)	(211)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	(380)	2,190	(4,035)	(2,225)	7,976	(5,550)	13,904	(283)	16,047	13,822	46,721	60,543	1,575	(452)	1,123
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	(638)	5,350	(7,227)	(2,515)	72	(7,866)	29,859	(182)	21,883	19,368	96,882	116,250	2,212	(594)	1,618
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 )	(395)	549	(1,316)	(1,162)	—	(754)	(123)	(15)	(892)	(2,054)	32,493	30,439	5	(70)	(65)
Fidelity VIP Disciplined Small Cap (GrandMaster )	(857)	7,649	(13,309)	(6,517)	—	(13,271)	65,070	(18)	51,781	45,264	45,085	90,349	4,656	(1,172)	3,484
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard )	(290)	(3,245)	2,241	(1,294)	—	(63,572)	—	(2)	(63,574)	(64,868)	64,868	—	—	(4,393)	(4,393)
Fidelity VIP Disciplined Small Cap (IQ Annuity )	(745)	3,301	(5,810)	(3,254)	—	(2,185)	10,846	(47)	8,614	5,360	64,599	69,959	965	(388)	577
Fidelity VIP Disciplined Small Cap (Pinnacle )	(1,618)	10,931	(13,921)	(4,608)	—	(21,722)	(9,346)	(100)	(31,168)	(35,776)	166,542	130,766	—	(2,228)	(2,228)
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	(4,207)	23,738	(28,142)	(8,611)	683	(83,362)	(1,484)	(200)	(84,363)	(92,974)	407,463	314,489	252	(6,129)	(5,877)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	(106)	(20)	(1,751)	(1,877)	—	(426)	20,360	—	19,934	18,057	—	18,057	1,069	(24)	1,045
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	(89)	303	980	1,194	—	—	(19,902)	(1)	(19,903)	(18,709)	19,646	937	32	(1,406)	(1,374)
Fidelity VIP Disciplined Small Cap (Pinnacle V )	(7,662)	33,349	(42,686)	(16,999)	56,814	(28,363)	(233,548)	(2,291)	(207,388)	(224,387)	603,000	378,613	6,379	(21,578)	(15,199)
Fidelity VIP Equity-Income (AnnuiChoice II )	6,844	60,430	(87,320)	(20,046)	4,665	(67,895)	5,444	(648)	(58,434)	(78,480)	451,137	372,657	741	(4,804)	(4,063)
Fidelity VIP Equity-Income (AdvantEdge )	10,509	88,195	(147,814)	(49,110)	2,485	(109,683)	12,288	(7,976)	(102,886)	(151,996)	843,813	691,817	1,775	(9,922)	(8,147)
Fidelity VIP Equity-Income (AnnuiChoice )	17,937	204,623	(279,382)	(56,822)	1,114	(197,444)	(73,016)	(2,021)	(271,367)	(328,189)	1,218,051	889,862	2,692	(18,514)	(15,822)
Fidelity VIP Equity-Income (GrandMaster flex3 )	2,303	28,431	(40,275)	(9,541)	—	(26,328)	(17,852)	(149)	(44,329)	(53,870)	219,046	165,176	47	(2,581)	(2,534)
Fidelity VIP Equity-Income (IQ Advisor Standard )	275	1,095	(1,926)	(556)	—	—	8	—	8	(548)	11,543	10,995	—	—	—
Fidelity VIP Equity-Income (IQ3 )	6,315	80,899	(113,555)	(26,341)	1,997	(71,163)	(85,400)	(399)	(154,965)	(181,306)	624,059	442,753	284	(9,602)	(9,318)
Fidelity VIP Equity-Income (Pinnacle IV )	12,166	168,166	(232,282)	(51,950)	42,299	(181,611)	(9,596)	(590)	(149,498)	(201,448)	1,021,135	819,687	3,310	(12,243)	(8,933)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	752	3,892	(6,882)	(2,238)	—	(1,403)	131	(152)	(1,424)	(3,662)	42,935	39,273	8	(93)	(85)
Fidelity VIP Equity-Income (Pinnacle Plus )	3,338	31,743	(51,272)	(16,191)	—	(34,681)	(1,085)	(1,006)	(36,772)	(52,963)	305,740	252,777	66	(2,052)	(1,986)
Fidelity VIP Equity-Income (Pinnacle V )	8,041	210,443	(304,179)	(85,695)	65,218	(170,417)	(556,977)	(4,567)	(666,743)	(752,438)	1,777,320	1,024,882	18,205	(78,522)	(60,317)
Fidelity VIP Freedom 2010 (Advantedge )	(51)	1,633	(3,935)	(2,353)	—	(3,453)	12	(974)	(4,415)	(6,768)	117,448	110,680	16	(358)	(342)
Fidelity VIP Freedom 2010 (AnnuiChoice II )	302	9,208	(12,506)	(2,996)	—	(14,401)	(22,612)	(1,092)	(38,105)	(41,101)	180,049	138,948	50	(3,045)	(2,995)
Fidelity VIP Freedom 2010 (AnnuiChoice )	(14)	712	(587)	111	—	(11,227)	—	(16)	(11,243)	(11,132)	11,132	—	—	(851)	(851)
Fidelity VIP Freedom 2010 (GrandMaster )	114	476	(1,585)	(995)	—	—	(576)	—	(576)	(1,571)	53,512	51,941	—	(46)	(46)
Fidelity VIP Freedom 2010 (IQ Annuity )	69	709	(1,880)	(1,102)	—	(657)	—	(72)	(729)	(1,831)	57,320	55,489	—	(57)	(57)
Fidelity VIP Freedom 2010 (Pinnacle )	34	54	(371)	(283)	—	—	—	(23)	(23)	(306)	15,159	14,853	—	(2)	(2)
Fidelity VIP Freedom 2010 (Pinnacle IV )	83	315	(1,703)	(1,305)	—	—	—	(12)	(12)	(1,317)	66,181	64,864	—	(1)	(1)
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E )	222	36	(306)	(48)	—	—	13,926	—	13,926	13,878	—	13,878	1,097	—	1,097
Fidelity VIP Freedom 2010 (Pinnacle Plus )	(246)	1,636	(1,860)	(470)	—	—	(13,926)	(17)	(13,943)	(14,413)	23,635	9,222	—	(1,144)	(1,144)
Fidelity VIP Freedom 2010 (Pinnacle V )	(2,358)	39,568	(45,522)	(8,312)	—	(176,832)	(119,778)	(3,180)	(299,790)	(308,102)	744,728	436,626	43	(24,061)	(24,018)
Fidelity VIP Freedom 2015 (AdvantEdge )	(761)	9,368	(10,317)	(1,710)	—	(41,843)	(18,379)	(893)	(61,115)	(62,825)	145,610	82,785	31	(4,802)	(4,771)
Fidelity VIP Freedom 2015 (AnnuiChoice II )	291	15,979	(19,882)	(3,612)	10,000	(12,004)	(23,848)	(270)	(26,122)	(29,734)	165,446	135,712	1,356	(3,489)	(2,133)
Fidelity VIP Freedom 2015 (IQ Advisor Standard )	3,522	2,123	(9,470)	(3,825)	—	—	—	—	—	(3,825)	346,881	343,056	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity )	3,141	7,420	(36,707)	(26,146)	—	(16,947)	516,923	(245)	499,731	473,585	48,019	521,604	39,848	(1,361)	38,487
Fidelity VIP Freedom 2015 (Pinnacle IV )	(26)	546	(506)	14	—	(3,181)	—	(60)	(3,241)	(3,227)	5,004	1,777	—	(254)	(254)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	117	55	(730)	(558)	—	—	17,628	—	17,628	17,070	—	17,070	1,331	—	1,331
Fidelity VIP Freedom 2015 (Pinnacle Plus )	(280)	6,878	(11,947)	(5,349)	—	(9,935)	(12,376)	(20)	(22,331)	(27,680)	55,398	27,718	6,027	(8,217)	(2,190)
Fidelity VIP Freedom 2015 (Pinnacle V )	12,541	295,890	(332,839)	(24,408)	—	(2,447,681)	(132,061)	(10,707)	(2,590,449)	(2,614,857)	3,815,959	1,201,102	25,590	(234,968)	(209,378)
Fidelity VIP Freedom 2020 (AdvantEdge )	(624)	7,181	(10,730)	(4,173)	—	(53,203)	3,789	(760)	(50,174)	(54,347)	221,100	166,753	353	(4,361)	(4,008)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice II )	$3,112	$17,850	$(34,355)	$(13,393)	$106,151	$(76,400)	$(17,220)	$(2,718)	$9,813	$(3,580)	$704,638	$701,058	3,126	(2,506)	620
Fidelity VIP Freedom 2020 (AnnuiChoice )	242	235	(1,051)	(574)	—	—	—	(30)	(30)	(604)	39,659	39,055	—	(2)	(2)
Fidelity VIP Freedom 2020 (GrandMaster flex3 )	145	43	(1,055)	(867)	—	(740)	18,220	—	17,480	16,613	—	16,613	1,444	(60)	1,384
Fidelity VIP Freedom 2020 (GrandMaster )	116	425	(1,383)	(842)	—	—	—	—	—	(842)	46,750	45,908	—	—	—
Fidelity VIP Freedom 2020 (IQ Annuity )	1,797	960	(18,512)	(15,755)	320	(4,994)	301,629	(69)	296,886	281,131	—	281,131	23,617	(400)	23,217
Fidelity VIP Freedom 2020 (Pinnacle IV )	85	512	(1,706)	(1,109)	—	—	—	—	—	(1,109)	58,352	57,243	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle )	36	808	(1,015)	(171)	—	(7,925)	—	(6)	(7,931)	(8,102)	33,653	25,551	—	(614)	(614)
Fidelity VIP Freedom 2020 (Pinnacle Plus )	(18)	124	(558)	(452)	—	—	—	(2)	(2)	(454)	21,297	20,843	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle V )	(355)	129,753	(204,872)	(75,474)	351,302	(328,884)	434	(31,747)	(8,895)	(84,369)	3,989,736	3,905,367	39,454	(39,837)	(383)
Fidelity VIP Freedom 2025 (Advantedge)	85	1,521	(5,967)	(4,361)	—	(900)	13,796	(1,590)	11,306	6,945	173,920	180,865	1,022	(204)	818
Fidelity VIP Freedom 2025 (AnnuiChoice II )	1,379	5,422	(12,052)	(5,251)	12,500	—	42,673	(1,652)	53,521	48,270	178,622	226,892	6,120	(2,150)	3,970
Fidelity VIP Freedom 2025 (GrandMaster )	(15)	386	(297)	74	—	—	(2,443)	(3)	(2,446)	(2,372)	2,372	—	—	(184)	(184)
Fidelity VIP Freedom 2025 (IQ Annuity )	755	1,114	(9,241)	(7,372)	320	(2,655)	105,061	(36)	102,690	95,318	79,045	174,363	7,913	(204)	7,709
Fidelity VIP Freedom 2025 (Pinnacle )	12	45	(142)	(85)	—	—	—	—	—	(85)	4,651	4,566	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV )	43	229	(841)	(569)	—	—	—	(30)	(30)	(599)	29,262	28,663	—	(2)	(2)
Fidelity VIP Freedom 2025 (Pinnacle Plus )	(8)	62	(265)	(211)	—	—	—	—	—	(211)	9,787	9,576	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V )	9,035	58,250	(132,044)	(64,759)	589,136	(98,683)	281,459	(23,373)	748,539	683,780	2,404,621	3,088,401	67,855	(8,316)	59,539
Fidelity VIP Freedom 2030 (AnnuiChoice II )	(64)	13,861	(15,618)	(1,821)	—	—	(26,629)	(65)	(26,694)	(28,515)	78,325	49,810	—	(2,180)	(2,180)
Fidelity VIP Freedom 2030 (Grandmaster )	18	10	(162)	(134)	—	—	2,443	—	2,443	2,309	—	2,309	188	—	188
Fidelity VIP Freedom 2030 (IQ Annuity )	149	838	(3,558)	(2,571)	15,526	—	—	(48)	15,478	12,907	105,082	117,989	1,236	(3)	1,233
Fidelity VIP Freedom 2030 (Pinnacle )	18	8	(183)	(157)	—	—	2,309	—	2,309	2,152	—	2,152	175	—	175
Fidelity VIP Freedom 2030 (Pinnacle IV )	—	5	(15)	(10)	—	—	—	(4)	(4)	(14)	468	454	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle Plus )	(626)	4,176	(2,253)	1,297	—	(59,968)	—	(36)	(60,004)	(58,707)	58,707	—	—	(4,818)	(4,818)
Fidelity VIP Freedom 2030 (Pinnacle V )	317	36,341	(36,797)	(139)	1,050	(58,459)	75,144	(216)	17,519	17,380	292,578	309,958	6,578	(4,606)	1,972
Fidelity VIP Growth (AnnuiChoice II )	(1,884)	80,473	(65,704)	12,885	21,169	(62,709)	(138,119)	(336)	(179,995)	(167,110)	340,378	173,268	1,842	(11,890)	(10,048)
Fidelity VIP Growth (GrandMaster )	(8,555)	97,779	(52,661)	36,563	16,342	(60,907)	(115,523)	(116)	(160,204)	(123,641)	713,138	589,497	1,773	(11,814)	(10,041)
Fidelity VIP Growth (AdvantEdge )	(1,492)	9,342	(1,774)	6,076	—	(27,816)	19,215	(239)	(8,840)	(2,764)	96,350	93,586	3,965	(4,481)	(516)
Fidelity VIP Growth (AnnuiChoice )	(3,340)	97,656	(78,436)	15,880	5,238	(47,525)	(87,403)	(718)	(130,408)	(114,528)	529,251	414,723	6,485	(16,581)	(10,096)
Fidelity VIP Growth (GrandMaster flex3 )	(2,962)	66,539	(63,836)	(259)	1,320	(2,772)	(641,233)	(77)	(642,762)	(643,021)	825,565	182,544	76	(37,707)	(37,631)
Fidelity VIP Growth (IQ Advisor Standard )	(39)	229	234	424	—	—	—	—	—	424	6,775	7,199	—	—	—
Fidelity VIP Growth (IQ3 )	(8,505)	76,226	(49,181)	18,540	1,895	(31,492)	(479,255)	(347)	(509,199)	(490,659)	837,529	346,870	3,973	(40,978)	(37,005)
Fidelity VIP Growth (Pinnacle )	(3,423)	49,605	(39,159)	7,023	627	(17,689)	(71,313)	(88)	(88,463)	(81,440)	390,549	309,109	8,161	(14,508)	(6,347)
Fidelity VIP Growth (Pinnacle IV )	(12,496)	162,456	(104,441)	45,519	—	(131,959)	(204,287)	(857)	(337,103)	(291,584)	1,080,524	788,940	773	(22,539)	(21,766)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	(469)	3,016	(1,678)	869	—	(18,029)	62,149	(48)	44,072	44,941	18,041	62,982	3,296	(969)	2,327
Fidelity VIP Growth (Pinnacle Plus )	(689)	37,069	(31,148)	5,232	—	(48,122)	(64,538)	(58)	(112,718)	(107,486)	107,486	—	—	(5,543)	(5,543)
Fidelity VIP Growth (Pinnacle V )	(34,771)	379,030	(242,280)	101,979	762,587	(99,076)	(769,058)	(9,896)	(115,443)	(13,464)	1,973,330	1,959,866	51,488	(58,929)	(7,441)
Fidelity VIP High Income (AdvantEdge )	17,857	(27,955)	(4,226)	(14,324)	110	(67,095)	(26,821)	(1,402)	(95,208)	(109,532)	485,319	375,787	107,068	(113,268)	(6,200)
Fidelity VIP High Income (AnnuiChoice II )	25,385	(17,990)	(36,872)	(29,477)	15,647	(9,649)	270,128	(299)	275,827	246,350	201,380	447,730	84,429	(66,568)	17,861
Fidelity VIP High Income (AnnuiChoice )	20,433	(22,365)	(11,636)	(13,568)	—	(24,808)	(90,262)	(402)	(115,472)	(129,040)	403,164	274,124	5,382	(11,710)	(6,328)
Fidelity VIP High Income (GrandMaster flex3 )	271,885	(105,572)	(599,264)	(432,951)	—	(365,711)	5,582,838	(275)	5,216,852	4,783,901	514,345	5,298,246	1,143,289	(875,073)	268,216
Fidelity VIP High Income (IQ Advisor Standard )	200	(1)	(357)	(158)	—	—	203	—	203	45	3,140	3,185	11	—	11
Fidelity VIP High Income (IQ3 )	38,205	(37,999)	(33,968)	(33,762)	—	(118,959)	273,734	(357)	154,418	120,656	563,550	684,206	99,104	(90,813)	8,291
Fidelity VIP High Income (Pinnacle )	141,346	(55,124)	(276,969)	(190,747)	—	(94,387)	2,464,487	(51)	2,370,049	2,179,302	372,242	2,551,544	546,154	(408,345)	137,809
Fidelity VIP High Income (Pinnacle IV )	19,087	(20,537)	(22,698)	(24,148)	—	(44,810)	160,739	(167)	115,762	91,614	274,218	365,832	30,340	(24,505)	5,835
Fidelity VIP High Income (Pinnacle II Reduced M&E )	20,943	(3,065)	(42,199)	(24,321)	—	(3,390)	376,738	—	373,348	349,027	—	349,027	61,093	(39,428)	21,665
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	642	(153)	(1,076)	(587)	—	(902)	3,392	(12)	2,478	1,891	11,773	13,664	295	(79)	216
Fidelity VIP High Income (Pinnacle Plus )	1,683	(915)	(2,402)	(1,634)	—	(9,814)	(2,654)	(72)	(12,540)	(14,174)	44,700	30,526	31	(744)	(713)
Fidelity VIP High Income (Pinnacle V )	171,073	(15,459)	(307,402)	(151,788)	94,977	(79,675)	1,984,109	(1,667)	1,997,744	1,845,956	938,839	2,784,795	219,093	(69,916)	149,177
Fidelity VIP II Index 500 (Pinnacle )	4,170	68,376	(76,520)	(3,974)	16,144	(72,588)	44,917	(166)	(11,693)	(15,667)	949,696	934,029	14,215	(15,124)	(909)
Fidelity VIP II Index 500 (Pinnacle IV )	54,220	207,071	(302,794)	(41,503)	1,200	(319,333)	3,586,738	(524)	3,268,081	3,226,578	1,717,964	4,944,542	255,473	(27,374)	228,099
Fidelity VIP II Index 500 (Pinnacle V )	155,320	390,139	(652,717)	(107,258)	2,403,837	(579,816)	9,086,984	(33,434)	10,877,571	10,770,313	5,694,484	16,464,797	851,767	(68,192)	783,575
Fidelity VIP Index 500 (AdvantEdge )	5,366	53,514	(67,994)	(9,114)	2,588	(62,841)	221,153	(6,187)	154,713	145,599	1,325,224	1,470,823	18,101	(8,222)	9,879
Fidelity VIP Index 500 (AnnuiChoice II )	25,200	57,764	(95,627)	(12,663)	835,088	(144,293)	484,219	(5,365)	1,169,649	1,156,986	1,925,691	3,082,677	89,898	(10,294)	79,604
Fidelity VIP Index 500 (AnnuiChoice )	9,829	200,698	(200,127)	10,400	5,334	(632,947)	420,515	(1,076)	(208,174)	(197,774)	1,180,585	982,811	25,549	(37,625)	(12,076)
Fidelity VIP Index 500 (Grandmaster flex3 )	1,821	9,681	(14,025)	(2,523)	1,980	(11,493)	65,724	(342)	55,869	53,346	230,752	284,098	8,207	(4,331)	3,876
Fidelity VIP Index 500 (Grandmaster )	23,991	87,979	(126,486)	(14,516)	43,810	(154,261)	1,405,506	(275)	1,294,780	1,280,264	986,170	2,266,434	100,663	(10,937)	89,726

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ Advisor Standard )	$1,116	$31,913	$(33,255)	$(226)	$—	$(5,967)	$(93,364)	$—	$(99,331)	$(99,557)	$191,041	$91,484	648	(7,227)	(6,579)
Fidelity VIP Index 500 (IQ3 )	1,025	255,802	(261,527)	(4,700)	1,975	(79,166)	(731,602)	(1,271)	(810,064)	(814,764)	1,729,671	914,907	2,334	(50,371)	(48,037)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	2,177	1,293	(4,517)	(1,047)	—	(2,379)	97,046	(236)	94,431	93,384	114,399	207,783	5,554	(320)	5,234
Fidelity VIP Index 500 (Pinnacle Plus )	1,935	24,698	(31,622)	(4,989)	—	(20,034)	186,192	(209)	165,949	160,960	312,284	473,244	11,056	(3,106)	7,950
Fidelity VIP Investment Grade Bond (AdvantEdge )	11,534	1,966	(50,433)	(36,933)	—	(156,026)	4,505	(9,535)	(161,056)	(197,989)	1,695,849	1,497,860	12,997	(25,796)	(12,799)
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	44,901	(3,894)	(105,939)	(64,932)	781,083	(151,404)	122,077	(13,942)	737,814	672,882	2,621,450	3,294,332	71,257	(16,489)	54,768
Fidelity VIP Investment Grade Bond (AnnuiChoice )	18,966	61,765	(103,596)	(22,865)	5,607	(701,333)	11,549	(2,087)	(686,264)	(709,129)	2,125,831	1,416,702	3,289	(42,585)	(39,296)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	2,388	(5,257)	(7,966)	(10,835)	—	(106,724)	113,724	(481)	6,519	(4,316)	432,513	428,197	36,877	(36,427)	450
Fidelity VIP Investment Grade Bond (GrandMaster )	7,972	(8,197)	(21,681)	(21,906)	80,671	(330,586)	(5,838)	(199)	(255,952)	(277,858)	1,208,279	930,421	13,371	(33,258)	(19,887)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard )	2,853	(4,010)	(3,456)	(4,613)	—	(170,148)	192,712	—	22,564	17,951	163,739	181,690	12,866	(11,484)	1,382
Fidelity VIP Investment Grade Bond (IQ3 )	9,304	(4,077)	(32,866)	(27,639)	708	(177,900)	12,074	(1,093)	(166,211)	(193,850)	1,345,220	1,151,370	10,763	(21,193)	(10,430)
Fidelity VIP Investment Grade Bond (Pinnacle )	11,582	20,376	(62,563)	(30,605)	8,782	(107,744)	(159,243)	(227)	(258,432)	(289,037)	1,547,616	1,258,579	19,304	(37,998)	(18,694)
Fidelity VIP Investment Grade Bond (Pinnacle IV )	836	1,426	(12,005)	(9,743)	34,775	(279,918)	(48,037)	(182)	(293,362)	(303,105)	643,444	340,339	6,417	(27,795)	(21,378)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	(66)	51	(192)	(207)	—	(859)	24	(7)	(842)	(1,049)	10,002	8,953	4,992	(5,054)	(62)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	956	156	(2,473)	(1,361)	1,100	(789)	11,450	(27)	11,734	10,373	58,094	68,467	1,637	(566)	1,071
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	1,238	(1,308)	(5,153)	(5,223)	—	(27,734)	(30,784)	(480)	(58,998)	(64,221)	270,865	206,644	73	(4,464)	(4,391)
Fidelity VIP Investment Grade Bond (Pinnacle V )	135,093	(23,738)	(404,190)	(292,835)	4,370,378	(810,516)	203,823	(79,706)	3,683,979	3,391,144	9,424,977	12,816,121	401,102	(111,003)	290,099
Fidelity VIP Mid Cap (AdvantEdge )	(3,187)	37,895	(42,793)	(8,085)	—	(60,487)	50,478	(1,048)	(11,057)	(19,142)	272,253	253,111	5,932	(6,632)	(700)
Fidelity VIP Mid Cap (AnnuiChoice II )	(6,563)	113,528	(129,183)	(22,218)	54,074	(191,649)	(4,752)	(1,759)	(144,086)	(166,304)	854,928	688,624	4,102	(12,435)	(8,333)
Fidelity VIP Mid Cap (AnnuiChoice )	(7,132)	165,922	(174,625)	(15,835)	12,330	(148,920)	(15,175)	(1,159)	(152,924)	(168,759)	988,499	819,740	736	(5,062)	(4,326)
Fidelity VIP Mid Cap (GrandMaster flex3 )	(6,129)	76,871	(81,987)	(11,245)	—	(138,209)	(41,135)	(396)	(179,740)	(190,985)	508,542	317,557	367	(6,485)	(6,118)
Fidelity VIP Mid Cap (Grandmaster )	(6,017)	65,833	(86,008)	(26,192)	375	(73,711)	233,546	(108)	160,102	133,910	471,008	604,918	9,562	(3,728)	5,834
Fidelity VIP Mid Cap (IQ Advisor Standard )	(1,475)	41,650	(46,254)	(6,079)	—	(213,688)	(101,142)	—	(314,830)	(320,909)	429,785	108,876	—	(11,254)	(11,254)
Fidelity VIP Mid Cap (IQ Annuity )	(24,203)	346,994	(360,848)	(38,057)	14,476	(209,247)	(396,582)	(2,057)	(593,410)	(631,467)	2,467,069	1,835,602	6,327	(23,945)	(17,618)
Fidelity VIP Mid Cap (Pinnacle )	(5,519)	78,435	(84,099)	(11,183)	3,241	(60,681)	(7,940)	(327)	(65,707)	(76,890)	576,139	499,249	6,755	(10,799)	(4,044)
Fidelity VIP Mid Cap (Pinnacle IV )	(30,747)	413,647	(443,655)	(60,755)	89,799	(528,465)	(68,157)	(1,086)	(507,909)	(568,664)	2,639,200	2,070,536	1,664	(17,365)	(15,701)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	(1,796)	24,209	(27,717)	(5,304)	1,650	(38,265)	36,869	(205)	49	(5,255)	211,556	206,301	2,982	(2,941)	41
Fidelity VIP Mid Cap (Pinnacle Plus )	(2,763)	44,085	(37,048)	4,274	—	(132,235)	46,524	(368)	(86,079)	(81,805)	264,511	182,706	3,118	(5,568)	(2,450)
Fidelity VIP Mid Cap (Pinnacle V )	(30,434)	318,149	(349,625)	(61,910)	168,454	(493,203)	(80,939)	(7,435)	(413,123)	(475,033)	2,291,449	1,816,416	21,091	(49,004)	(27,913)
Fidelity VIP Overseas (AdvantEdge )	(2,592)	27,801	(15,250)	9,959	—	(42,601)	9,246	(2,875)	(36,230)	(26,271)	492,494	466,223	5,903	(9,542)	(3,639)
Fidelity VIP Overseas (AnnuiChoice II )	(578)	18,792	(10,540)	7,674	3,373	(30,420)	(27,541)	(294)	(54,882)	(47,208)	337,870	290,662	4,090	(8,909)	(4,819)
Fidelity VIP Overseas (AnnuiChoice )	743	23,197	(13,081)	10,859	2,013	(35,687)	(51,669)	(690)	(86,033)	(75,174)	415,446	340,272	545	(6,653)	(6,108)
Fidelity VIP Overseas (GrandMaster flex3 )	(1,193)	35,644	(38,298)	(3,847)	—	(61,656)	69,619	(281)	7,682	3,835	179,361	183,196	9,124	(9,071)	53
Fidelity VIP Overseas (GrandMaster )	(1,829)	45,282	(28,870)	14,583	1,609	(150,354)	63,782	(62)	(85,025)	(70,442)	465,457	395,015	11,345	(19,885)	(8,540)
Fidelity VIP Overseas (IQ Advisor Standard )	41	18	127	186	—	—	65	—	65	251	7,158	7,409	4	—	4
Fidelity VIP Overseas (IQ3 )	1,576	5,597	8,718	15,891	5,145	(41,267)	(2,727)	(250)	(39,099)	(23,208)	493,262	470,054	18,608	(20,977)	(2,369)
Fidelity VIP Overseas (Pinnacle )	(230)	37,113	(26,039)	10,844	—	(35,582)	(30,174)	(107)	(65,863)	(55,019)	390,713	335,694	5,111	(9,198)	(4,087)
Fidelity VIP Overseas (Pinnacle IV )	(2,097)	20,021	(8,685)	9,239	5,164	(98,848)	(11,312)	(283)	(105,279)	(96,040)	436,481	340,441	700	(7,579)	(6,879)
Fidelity VIP Overseas (Pinnacle II Reduced M&E )	(36)	(713)	—	(749)	—	—	749	—	749	—	—	—	—	—	—
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	5	33	1,715	1,753	—	(2,573)	31,663	(208)	28,882	30,635	76,079	106,714	2,711	(295)	2,416
Fidelity VIP Overseas (Pinnacle Plus )	(634)	7,505	(3,408)	3,463	—	(5,417)	(24,906)	(60)	(30,383)	(26,920)	160,217	133,297	1,161	(2,777)	(1,616)
Fidelity VIP Overseas (Pinnacle V )	(6,100)	166,736	(149,777)	10,859	37,235	(135,531)	(294,079)	(2,955)	(395,330)	(384,471)	1,265,743	881,272	35,988	(81,237)	(45,249)
Fidelity VIP Target Volatility (AdvantEdge )	(731)	824	(4,701)	(4,608)	—	—	960	(1,009)	(49)	(4,657)	113,013	108,356	1,503	(1,634)	(131)
Fidelity VIP Target Volatility (AnnuiChoice II )	(897)	13,365	(27,861)	(15,393)	—	(35,088)	39,144	(8,084)	(4,028)	(19,421)	667,417	647,996	3,823	(4,100)	(277)
Fidelity VIP Target Volatility (GrandMaster )	217	179	(3,686)	(3,290)	—	(656)	65,511	—	64,855	61,565	—	61,565	5,955	(63)	5,892
Fidelity VIP Target Volatility (Pinnacle IV )	(105)	310	(776)	(571)	—	(956)	—	—	(956)	(1,527)	20,259	18,732	—	(93)	(93)
Fidelity VIP Target Volatility (Pinnacle V )	1,054	6,976	(39,830)	(31,800)	506,920	(5,130)	164,532	(5,227)	661,095	629,295	219,053	848,348	62,143	(1,064)	61,079
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	(1,270)	1,386	(6,968)	(6,852)	—	(34,706)	42,640	(43)	7,891	1,039	82,382	83,421	2,900	(2,428)	472
Columbia VIT Mid Cap Value (AnnuiChoice II )	(1,126)	20,397	(23,144)	(3,873)	36,337	(24,151)	(15,727)	(281)	(3,822)	(7,695)	98,580	90,885	5,850	(5,973)	(123)
Columbia VIT Mid Cap Value (Annuichoice )	(1,551)	3,492	(10,267)	(8,326)	—	(11,018)	199,638	(77)	188,543	180,217	132,182	312,399	14,867	(1,385)	13,482
Columbia VIT Mid Cap Value (Grandmaster flex3 )	(2,631)	3,299	(5,373)	(4,705)	—	(3,481)	406,580	(62)	403,037	398,332	79,940	478,272	31,357	(1,668)	29,689
Columbia VIT Mid Cap Value (Grandmaster )	(2,104)	35,447	(38,386)	(5,043)	—	(42,517)	(124,079)	(3)	(166,599)	(171,642)	269,342	97,700	287	(11,567)	(11,280)
Columbia VIT Mid Cap Value (Pinnacle )	(1,976)	4,377	(10,992)	(8,591)	—	(32,237)	167,579	(11)	135,331	126,740	104,603	231,343	11,928	(2,212)	9,716
Columbia VIT Mid Cap Value (Pinnacle IV )	(2,278)	35	(6,780)	(9,023)	—	(64)	107,309	(13)	107,232	98,209	135,142	233,351	7,959	(137)	7,822
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	—	—	(27)	(27)	—	—	4,734	—	4,734	4,707	—	4,707	340	—	340

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus )	$(1,908)	$3,149	$(7,152)	$(5,911)	$—	$(41,687)	$17,622	$(95)	$(24,160)	$(30,071)	$132,242	$102,171	3,373	(4,955)	(1,582)
Columbia VIT Mid Cap Value (Pinnacle V )	(8,197)	34,018	(59,175)	(33,354)	45,890	(12,721)	(141,915)	(928)	(109,674)	(143,028)	576,305	433,277	5,619	(13,400)	(7,781)
Franklin Growth and Income VIP Fund (Pinnacle )	61,964	29,274	(162,077)	(70,839)	—	(670,755)	(77,265)	(1,772)	(749,792)	(820,631)	2,985,434	2,164,803	3,258	(40,499)	(37,241)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	178	188	(492)	(126)	—	—	—	(23)	(23)	(149)	7,323	7,174	—	(1)	(1)
Franklin Income VIP Fund (Pinnacle )	220,757	(96,106)	(647,927)	(523,276)	378,982	(1,133,307)	(70,108)	(2,055)	(826,488)	(1,349,764)	6,775,367	5,425,603	9,735	(46,954)	(37,219)
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	12,321	363	(36,250)	(23,566)	—	(60,828)	1,199	(29)	(59,658)	(83,224)	316,625	233,401	1,094	(3,777)	(2,683)
JP Morgan IT Mid Cap Value (AnnuiChoice )	69	22,303	(27,860)	(5,488)	—	(15,923)	(41)	(341)	(16,305)	(21,793)	157,461	135,668	5	(581)	(576)
JP Morgan IT Mid Cap Value (Grandmaster )	(314)	8,827	(11,700)	(3,187)	—	(3,081)	—	(4)	(3,085)	(6,272)	85,249	78,977	—	(106)	(106)
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	(749)	11,223	(15,908)	(5,434)	—	(68)	—	(223)	(291)	(5,725)	130,662	124,937	—	(11)	(11)
JP Morgan IT Mid Cap Value (IQ3 )	(361)	9,190	(11,979)	(3,150)	—	(4,310)	—	(49)	(4,359)	(7,509)	79,292	71,783	—	(158)	(158)
JP Morgan IT Mid Cap Value (Pinnacle )	(306)	9,387	(12,315)	(3,234)	—	(3,869)	—	(55)	(3,924)	(7,158)	86,124	78,966	—	(137)	(137)
JP Morgan IT Mid Cap Value (Pinnacle IV )	(1,296)	43,071	(52,912)	(11,137)	—	(29,910)	—	(438)	(30,348)	(41,485)	301,277	259,792	—	(1,080)	(1,080)
JP Morgan IT Mid Cap Value (Pinnacle Plus )	(22)	2,629	(2,609)	(2)	—	(2,791)	(6,904)	(23)	(9,718)	(9,720)	9,720	—	—	(349)	(349)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	(99)	4,792	(6,016)	(1,323)	—	(3,224)	(5,372)	(34)	(8,630)	(9,953)	49,241	39,288	345	(781)	(436)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	1,727	1,056	(3,483)	(700)	—	(6,598)	—	(59)	(6,657)	(7,357)	45,737	38,380	—	(268)	(268)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	62	2	(98)	(34)	—	—	—	(3)	(3)	(37)	1,496	1,459	—	—	—
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	1,258	119	(2,267)	(890)	—	—	—	(3)	(3)	(893)	33,637	32,744	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	3,212	(1,186)	(3,875)	(1,849)	—	(20,114)	—	(87)	(20,201)	(22,050)	94,977	72,927	—	(875)	(875)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	17,540	(18,340)	(6,149)	(6,949)	270	(39,818)	(67,172)	(274)	(106,994)	(113,943)	445,346	331,403	2,306	(6,631)	(4,325)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	2,927	(4,429)	578	(924)	—	(4,886)	302	—	(4,584)	(5,508)	35,290	29,782	1,403	(1,600)	(197)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,628	7,710	(12,487)	(2,149)	—	(109,899)	(9,602)	(35)	(119,536)	(121,685)	172,799	51,114	—	(4,683)	(4,683)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	970	30,364	(29,999)	1,335	—	(27,022)	(51,167)	(635)	(78,824)	(77,489)	293,804	216,315	—	(2,332)	(2,332)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	(2)	25,549	(21,660)	3,887	—	(75,255)	—	(21)	(75,276)	(71,389)	84,859	13,470	—	(4,954)	(4,954)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	(272)	774	219	721	—	—	—	(125)	(125)	596	122,995	123,591	—	(4)	(4)
Morgan Stanley UIF U.S. Real Estate (IQ3 )	(609)	17,492	(14,358)	2,525	—	(39,426)	—	(304)	(39,730)	(37,205)	486,061	448,856	—	(1,264)	(1,264)
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	(715)	182,959	(183,202)	(958)	—	(164,287)	(96,233)	(514)	(261,034)	(261,992)	1,414,518	1,152,526	2,161	(8,590)	(6,429)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(1,003)	55,550	(47,021)	7,526	—	(122,508)	(6,984)	(290)	(129,782)	(122,256)	784,367	662,111	—	(3,574)	(3,574)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	(135)	6,067	(14,494)	(8,562)	110	(4,898)	80,976	(1,917)	74,271	65,709	166,992	232,701	11,018	(4,088)	6,930
American Funds Managed Risk Asset Allocation (AnnuiChoice )	71	464	(668)	(133)	—	(6,361)	—	(55)	(6,416)	(6,549)	12,978	6,429	1	(614)	(613)
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	1,141	6,755	(14,533)	(6,637)	40,258	—	10,101	(3,414)	46,945	40,308	305,367	345,675	5,407	(802)	4,605
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	(9)	367	(845)	(487)	—	—	1,744	(16)	1,728	1,241	17,692	18,933	190	(22)	168
American Funds Managed Risk Asset Allocation (Pinnacle IV )	125	1,471	(4,858)	(3,262)	—	(964)	68,034	—	67,070	63,808	40,114	103,922	8,494	(2,111)	6,383
American Funds Managed Risk Asset Allocation (Pinnacle V )	5,509	21,339	(69,049)	(42,201)	1,045,458	(18,034)	153,715	(8,551)	1,172,588	1,130,387	534,034	1,664,421	121,292	(8,359)	112,933
Columbia VIT Small Cap Value (AdvantEdge )	(2,751)	17,549	(32,972)	(18,174)	—	(13,078)	(23,438)	(1,570)	(38,086)	(56,260)	286,596	230,336	253	(1,999)	(1,746)
Columbia VIT Small Cap Value (AnnuiChoice II )	(2,432)	39,664	(70,234)	(33,002)	86,097	(25,903)	(34,582)	(1,470)	24,142	(8,860)	429,155	420,295	4,355	(3,211)	1,144
Columbia VIT Small Cap Value (AnnuiChoice )	(571)	11,535	(19,841)	(8,877)	—	(4,364)	(3,230)	(40)	(7,634)	(16,511)	137,822	121,311	299	(622)	(323)
Columbia VIT Small Cap Value (Grandmaster flex3 )	(522)	5,231	(9,352)	(4,643)	—	(38,467)	500	—	(37,967)	(42,610)	54,869	12,259	24	(1,995)	(1,971)
Columbia VIT Small Cap Value (Grandmaster )	(231)	2,086	(4,085)	(2,230)	—	(868)	(58)	(7)	(933)	(3,163)	30,145	26,982	2	(46)	(44)
Columbia VIT Small Cap Value (Pinnacle Plus )	(665)	4,505	(8,627)	(4,787)	—	(274)	(898)	(40)	(1,212)	(5,999)	61,861	55,862	1	(59)	(58)
Columbia VIT Small Cap Value (Pinnacle )	(143)	1,567	(2,762)	(1,338)	—	(3,059)	—	(32)	(3,091)	(4,429)	19,671	15,242	—	(149)	(149)
Columbia VIT Small Cap Value (Pinnacle IV )	(355)	8,337	(9,490)	(1,508)	—	(25,798)	—	(6)	(25,804)	(27,312)	48,627	21,315	—	(1,204)	(1,204)
Columbia VIT Small Cap Value (Pinnacle V )	(14,978)	125,148	(235,460)	(125,290)	397,017	(121,937)	29,085	(9,611)	294,554	169,264	1,367,041	1,536,305	20,510	(6,346)	14,164
Franklin Growth and Income VIP Fund (AdvantEdge )	336	5,012	(6,257)	(909)	—	—	22,526	(188)	22,338	21,429	41,448	62,877	3,739	(2,160)	1,579
Franklin Growth and Income VIP Fund (AnnuiChoice )	31,445	106,634	(166,457)	(28,378)	4,067	(212,595)	(42,815)	(1,232)	(252,575)	(280,953)	1,409,758	1,128,805	191	(12,445)	(12,254)
Franklin Growth and Income VIP Fund (AnnuiChoice II )	7,838	10,891	(25,496)	(6,767)	24,588	(3,475)	(695)	(581)	19,837	13,070	350,543	363,613	1,798	(404)	1,394
Franklin Growth and Income VIP Fund (Grandmaster )	10,332	83,753	(105,634)	(11,549)	—	(167,834)	44,943	(175)	(123,066)	(134,615)	597,619	463,004	3,329	(9,447)	(6,118)
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	11,529	33,620	(61,019)	(15,870)	—	(20,692)	(7,380)	(393)	(28,465)	(44,335)	654,539	610,204	52	(1,521)	(1,469)
Franklin Growth and Income VIP Fund (IQ Annuity )	29,713	117,102	(186,212)	(39,397)	5,285	(183,053)	8,024	(1,023)	(170,767)	(210,164)	1,591,609	1,381,445	4,108	(12,948)	(8,840)
Franklin Growth and Income VIP Fund (Pinnacle )	17,028	78,987	(114,927)	(18,912)	1,964	(123,897)	14,831	(289)	(107,391)	(126,303)	876,979	750,676	1,452	(10,028)	(8,576)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	1	1	(3)	(1)	—	—	—	—	—	(1)	41	40	—	—	—
Franklin Growth and Income VIP Fund (Pinnacle IV )	25,435	190,940	(244,164)	(27,789)	33,466	(292,478)	(37,927)	(860)	(297,799)	(325,588)	1,426,727	1,101,139	1,088	(16,029)	(14,941)
Franklin Growth and Income VIP Fund (Pinnacle Plus )	3,077	29,005	(39,674)	(7,592)	—	(76,367)	116,349	(976)	39,006	31,414	287,015	318,429	6,263	(4,158)	2,105
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	3,133	7,887	(15,531)	(4,511)	—	(15,275)	59,173	(256)	43,642	39,131	172,931	212,062	4,309	(1,686)	2,623
Franklin Growth and Income VIP Fund (Pinnacle V )	28,296	131,878	(191,361)	(31,187)	124,265	(83,600)	(124,600)	(7,169)	(91,104)	(122,291)	1,400,724	1,278,433	19,087	(26,462)	(7,375)
Franklin Income VIP Fund (AdvantEdge )	15,168	5,663	(55,821)	(34,990)	110	(43,121)	(127,866)	(457)	(171,334)	(206,324)	453,406	247,082	3,258	(16,576)	(13,318)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AnnuiChoice )	$61,009	$35,523	$(213,260)	$(116,728)	$8,088	$(143,870)	$(382,312)	$(2,797)	$(520,891)	$(637,619)	$1,784,165	$1,146,546	1,161	(23,852)	(22,691)
Franklin Income VIP Fund (AnnuiChoice II )	73,575	26,983	(467,948)	(367,390)	5,240,239	(187,449)	(89,324)	(6,000)	4,957,466	4,590,076	2,650,499	7,240,575	373,467	(21,811)	351,656
Franklin Income VIP Fund (Grandmaster )	81,867	162,399	(389,277)	(145,011)	773	(348,952)	(1,162,861)	(820)	(1,511,860)	(1,656,871)	2,645,903	989,032	1,678	(70,627)	(68,949)
Franklin Income VIP Fund (GrandMaster flex3 )	81,210	89,269	(383,870)	(213,391)	—	(314,220)	94,439	(1,195)	(220,976)	(434,367)	2,446,829	2,012,462	17,490	(28,649)	(11,159)
Franklin Income VIP Fund (IQ Advisor Standard )	9,999	(30,771)	1,664	(19,108)	—	(225,589)	267	—	(225,322)	(244,430)	247,600	3,170	14	(12,635)	(12,621)
Franklin Income VIP Fund (IQ Annuity )	58,829	126,173	(324,557)	(139,555)	492	(616,626)	(246,961)	(1,473)	(864,568)	(1,004,123)	2,351,918	1,347,795	2,043	(41,253)	(39,210)
Franklin Income VIP Fund (Pinnacle IV )	181,730	342,850	(868,025)	(343,445)	158,068	(740,741)	(2,867,644)	(1,225)	(3,451,542)	(3,794,987)	5,953,382	2,158,395	11,183	(171,360)	(160,177)
Franklin Income VIP Fund (Pinnacle Plus )	20,422	27,265	(97,494)	(49,807)	—	(170,211)	(248,488)	(855)	(419,554)	(469,361)	901,249	431,888	254	(22,246)	(21,992)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	10,751	(3,679)	(38,969)	(31,897)	1,540	(24,151)	150,738	(694)	127,433	95,536	299,832	395,368	17,264	(7,593)	9,671
Franklin Income VIP Fund (Pinnacle V )	368,135	46,531	(1,106,142)	(691,476)	1,632,504	(604,257)	(7,267,591)	(8,591)	(6,247,935)	(6,939,411)	10,699,109	3,759,698	186,860	(707,360)	(520,500)
Franklin Large Cap Growth VIP Fund (AdvantEdge )	(15,176)	344,648	(283,350)	46,122	—	(134,892)	67,699	(4,209)	(71,402)	(25,280)	1,108,685	1,083,405	6,665	(11,198)	(4,533)
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	(1,059)	62,293	(54,783)	6,451	988	(10,051)	(8,948)	(179)	(18,190)	(11,739)	116,614	104,875	3,043	(3,826)	(783)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	(4,749)	163,355	(133,260)	25,346	72,386	(10,415)	(23,983)	(3,255)	34,733	60,079	513,548	573,627	4,810	(2,555)	2,255
Franklin Large Cap Growth VIP Fund (Grandmaster )	(491)	11,616	(9,303)	1,822	100	(691)	—	(15)	(606)	1,216	43,098	44,314	5	(34)	(29)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	(1,810)	43,988	(36,541)	5,637	—	(10,321)	18,958	(165)	8,472	14,109	121,978	136,087	2,117	(1,661)	456
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard )	(65)	5,082	(4,088)	929	—	—	—	—	—	929	18,615	19,544	—	—	—
Franklin Large Cap Growth VIP Fund (IQ Annuity )	(2,090)	51,628	(45,032)	4,506	—	(8,382)	48,210	(166)	39,662	44,168	149,350	193,518	2,737	(885)	1,852
Franklin Large Cap Growth VIP Fund (Pinnacle )	(1,019)	23,868	(19,316)	3,533	—	(3,533)	(479)	(51)	(4,063)	(530)	90,103	89,573	2	(209)	(207)
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	(5,191)	116,155	(99,486)	11,478	32,808	(164,401)	(331,252)	(203)	(463,048)	(451,570)	838,764	387,194	4,239	(27,886)	(23,647)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	(6,762)	119,589	(91,204)	21,623	—	(114,383)	238,115	(515)	123,217	144,840	270,605	415,445	29,235	(21,900)	7,335
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	(578)	15,011	(12,151)	2,282	—	(3,974)	44,013	(285)	39,754	42,036	47,761	89,797	2,620	(248)	2,372
Franklin Large Cap Growth VIP Fund (Pinnacle V )	(18,313)	410,313	(337,334)	54,666	287,548	(77,117)	(35,886)	(7,440)	167,105	221,771	1,203,019	1,424,790	26,686	(13,859)	12,827
Franklin Mutual Shares VIP Fund (AdvantEdge )	28,515	191,236	(339,112)	(119,361)	2,471	(144,743)	(56,037)	(9,484)	(207,793)	(327,154)	2,026,062	1,698,908	3,121	(19,098)	(15,977)
Franklin Mutual Shares VIP Fund (AnnuiChoice )	16,295	149,736	(204,238)	(38,207)	1,812	(83,510)	(272,369)	(1,360)	(355,427)	(393,634)	814,443	420,809	455	(16,610)	(16,155)
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	51,500	265,990	(480,746)	(163,256)	356,660	(237,083)	78,680	(6,528)	191,729	28,473	2,475,872	2,504,345	30,727	(17,168)	13,559
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	14,059	117,923	(189,712)	(57,730)	—	(48,576)	(49,398)	(475)	(98,449)	(156,179)	998,476	842,297	782	(5,413)	(4,631)
Franklin Mutual Shares VIP Fund (IQ Annuity )	10,042	59,103	(109,135)	(39,990)	—	(83,140)	(10,438)	(669)	(94,247)	(134,237)	667,203	532,966	528	(5,095)	(4,567)
Franklin Mutual Shares VIP Fund (Pinnacle )	13,467	91,995	(151,471)	(46,009)	7,770	(71,659)	(23,011)	(232)	(87,132)	(133,141)	879,508	746,367	3,759	(7,597)	(3,838)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )	175	869	(1,555)	(511)	—	(958)	—	(24)	(982)	(1,493)	9,485	7,992	—	(45)	(45)
Franklin Mutual Shares VIP Fund (Pinnacle IV )	66,953	974,711	(1,232,804)	(191,140)	69,431	(488,687)	(2,349,843)	(714)	(2,769,813)	(2,960,953)	4,131,167	1,170,214	4,124	(137,991)	(133,867)
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	8,648	115,802	(160,209)	(35,759)	—	(49,356)	(258,751)	(832)	(308,939)	(344,698)	670,177	325,479	4	(16,644)	(16,640)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	3,980	8,866	(23,264)	(10,418)	46,565	(100,910)	107,424	(952)	52,127	41,709	226,276	267,985	12,648	(8,813)	3,835
Franklin Mutual Shares VIP Fund (Pinnacle V )	206,675	1,755,275	(2,687,117)	(725,167)	2,309,039	(792,600)	(3,825,740)	(50,649)	(2,359,950)	(3,085,117)	11,241,018	8,155,901	223,366	(441,895)	(218,529)
Franklin Mutual Shares VIP Fund(Grandmaster )	29,422	360,887	(469,929)	(79,620)	873	(95,000)	(897,403)	(496)	(992,026)	(1,071,646)	1,675,002	603,356	284	(47,624)	(47,340)
Franklin Small Cap Value VIP Fund (AdvantEdge )	(1,009)	12,904	(21,229)	(9,334)	—	(7,778)	270	(765)	(8,273)	(17,607)	107,094	89,487	79	(629)	(550)
Franklin Small Cap Value VIP Fund (Annuichoice )	(201)	10,231	(15,206)	(5,176)	—	(6,191)	10,555	(150)	4,214	(962)	55,695	54,733	731	(453)	278
Franklin Small Cap Value VIP Fund (Annuichoice II )	(1,257)	43,904	(64,983)	(22,336)	9,392	(14,064)	(20,624)	(667)	(25,963)	(48,299)	272,866	224,567	1,541	(3,482)	(1,941)
Franklin Small Cap Value VIP Fund (Grandmaster )	(138)	3,718	(4,964)	(1,384)	—	(31,545)	75	(11)	(31,481)	(32,865)	43,348	10,483	9	(2,288)	(2,279)
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	(454)	7,313	(11,267)	(4,408)	—	(769)	—	(4)	(773)	(5,181)	50,489	45,308	—	(58)	(58)
Franklin Small Cap Value VIP Fund (IQ Advisor Standard )	115	(9,678)	4,341	(5,222)	—	(57,872)	—	—	(57,872)	(63,094)	63,094	—	—	(4,256)	(4,256)
Franklin Small Cap Value VIP Fund (IQ Annuuity )	(454)	15,360	(18,572)	(3,666)	—	(10,067)	6,447	(46)	(3,666)	(7,332)	62,151	54,819	1,985	(2,136)	(151)
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	(178)	2,285	(3,621)	(1,514)	—	—	(2,685)	(11)	(2,696)	(4,210)	19,571	15,361	—	(198)	(198)
Franklin Small Cap Value VIP Fund (Pinnacle )	(129)	(3,864)	(6,066)	(10,059)	—	(17,018)	(65,941)	(26)	(82,985)	(93,044)	127,754	34,710	15,705	(22,123)	(6,418)
Franklin Small Cap Value VIP Fund (Pinnacle IV )	(195)	6,148	(7,126)	(1,173)	—	(17,500)	(687)	(21)	(18,208)	(19,381)	32,823	13,442	—	(1,304)	(1,304)
Franklin Small Cap Value VIP Fund (Pinnacle V )	(8,515)	169,859	(241,035)	(79,691)	39,408	(99,957)	(9,641)	(2,410)	(72,600)	(152,291)	976,732	824,441	4,771	(10,051)	(5,280)
Invesco VI American Franchise (AdvantEdge )	(62)	100	82	120	—	(179)	(197)	(53)	(429)	(309)	3,870	3,561	5	(31)	(26)
Invesco VI American Franchise (AnnuiChoice )	(72)	228	92	248	—	(218)	(39)	(30)	(287)	(39)	6,597	6,558	1	(12)	(11)
Invesco VI American Franchise (AnnuiChoice II )	(992)	3,515	385	2,908	165	(3,683)	2,990	(65)	(593)	2,315	85,563	87,878	154	(191)	(37)
Invesco VI American Franchise (Grandmaster )	(46)	308	(119)	143	—	(1,030)	—	(3)	(1,033)	(890)	3,976	3,086	—	(43)	(43)
Invesco VI American Franchise (GrandMaster flex3 )	(1,243)	35,430	(32,286)	1,901	660	(67,320)	—	—	(66,660)	(64,759)	79,210	14,451	30	(2,952)	(2,922)
Invesco VI American Franchise (IQ Advisor Standard )	(22)	74	93	145	—	—	(170)	—	(170)	(25)	3,512	3,487	—	(8)	(8)
Invesco VI American Franchise (IQ Annuity )	(4,374)	21,426	(6,880)	10,172	—	(26,715)	(7,220)	(320)	(34,255)	(24,083)	308,721	284,638	—	(1,461)	(1,461)
Invesco VI American Franchise (Pinnacle )	(934)	3,634	(2,254)	446	—	(4,388)	1,408	(10)	(2,990)	(2,544)	64,859	62,315	2,730	(2,929)	(199)
Invesco VI American Franchise (Pinnacle IV )	(2,553)	3,752	3,250	4,449	1,563	(16,024)	27,589	(48)	13,080	17,529	154,684	172,213	2,065	(1,528)	537
Invesco VI American Franchise (Pinnacle Plus )	(734)	8,163	(6,665)	764	—	—	(11,043)	(29)	(11,072)	(10,308)	29,217	18,909	449	(1,004)	(555)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	(1)	—	(75)	(76)	—	—	12,316	(6)	12,310	12,234	—	12,234	723	—	723

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle V )	$(15,701)	$30,793	$15,875	$30,967	$162,374	$(46,452)	$56,209	$(4,224)	$167,907	$198,874	$880,893	$1,079,767	15,698	(5,019)	10,679
Invesco VI American Value (AdvantEdge )	(3,471)	47,879	(58,081)	(13,673)	—	(201,313)	1,433	(1,427)	(201,307)	(214,980)	377,928	162,948	578	(12,570)	(11,992)
Invesco VI American Value (AnnuiChoice )	(215)	2,860	(4,855)	(2,210)	—	(566)	3	(18)	(581)	(2,791)	22,050	19,259	1	(36)	(35)
Invesco VI American Value (AnnuiChoice II )	(4,417)	69,274	(117,067)	(52,210)	130,479	(15,575)	40,746	(1,361)	154,289	102,079	358,879	460,958	10,992	(1,714)	9,278
Invesco VI American Value (Grandmaster )	(1,033)	8,073	(14,690)	(7,650)	—	(9,803)	1,988	(13)	(7,828)	(15,478)	80,225	64,747	77	(549)	(472)
Invesco VI American Value (Grandmaster flex3 )	(183)	1,496	(2,597)	(1,284)	990	—	713	—	1,703	419	10,876	11,295	109	—	109
Invesco VI American Value (IQ Annuity )	(1,289)	14,670	(22,608)	(9,227)	—	(461)	(7,390)	(15)	(7,866)	(17,093)	91,670	74,577	139	(637)	(498)
Invesco VI American Value (Pinnacle )	(682)	5,975	(9,912)	(4,619)	—	(723)	28,102	(5)	27,374	22,755	22,565	45,320	1,946	(247)	1,699
Invesco VI American Value (Pinnacle IV )	(1,905)	14,336	(25,688)	(13,257)	—	(10,198)	(19,425)	(63)	(29,686)	(42,943)	137,497	94,554	—	(1,926)	(1,926)
Invesco VI American Value (Pinnacle Plus )	(7)	240	(152)	81	—	(3,330)	—	(2)	(3,332)	(3,251)	3,251	—	—	(201)	(201)
Invesco VI American Value (Pinnacle Plus Reduced M&E )	(303)	3,138	(5,556)	(2,721)	—	(1,223)	288	(51)	(986)	(3,707)	27,217	23,510	27	(82)	(55)
Invesco VI American Value (Pinnacle V )	(32,000)	326,793	(540,295)	(245,502)	727,237	(210,106)	148,685	(15,066)	650,750	405,248	1,829,960	2,235,208	56,716	(15,370)	41,346
Invesco VI Comstock (AdvantEdge )	(155)	41,622	(75,384)	(33,917)	—	(12,157)	(57,082)	(1,258)	(70,497)	(104,414)	509,137	404,723	2,094	(6,670)	(4,576)
Invesco VI Comstock (AnnuiChoice )	2,346	20,733	(48,149)	(25,070)	225	(29,592)	48	(836)	(30,155)	(55,225)	378,426	323,201	11	(1,224)	(1,213)
Invesco VI Comstock (AnnuiChoice II )	7,036	52,373	(147,029)	(87,620)	197,651	(65,746)	41,155	(3,757)	169,303	81,683	1,086,579	1,168,262	17,155	(6,203)	10,952
Invesco VI Comstock (Grandmaster )	2,116	8,631	(26,042)	(15,295)	6,766	(79,347)	40,982	(37)	(31,636)	(46,931)	230,470	183,539	2,320	(3,657)	(1,337)
Invesco VI Comstock (GrandMaster flex3 )	80	552	(5,955)	(5,323)	—	(1,753)	—	(26)	(1,779)	(7,102)	70,792	63,690	—	(78)	(78)
Invesco VI Comstock (IQ Advisor Standard )	914	(4,482)	(10,171)	(13,739)	—	(122,694)	(38)	—	(122,732)	(136,471)	139,631	3,160	—	(6,495)	(6,495)
Invesco VI Comstock (IQ Annuity )	1,131	44,622	(77,915)	(32,162)	—	(33,900)	14,603	(155)	(19,452)	(51,614)	461,744	410,130	2,359	(3,121)	(762)
Invesco VI Comstock (Pinnacle )	556	29,799	(43,466)	(13,111)	16,129	(30,299)	(45,070)	(127)	(59,367)	(72,478)	197,897	125,419	25	(2,620)	(2,595)
Invesco VI Comstock (Pinnacle IV )	82	35,567	(54,431)	(18,782)	1,132	(91,890)	(100)	(191)	(91,049)	(109,831)	336,189	226,358	108	(3,955)	(3,847)
Invesco VI Comstock (Pinnacle Plus )	66	15,105	(18,447)	(3,276)	—	(6,583)	(27,852)	(92)	(34,527)	(37,803)	56,489	18,686	1	(1,698)	(1,697)
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	(5)	72	(1,298)	(1,231)	—	(485)	27,941	(42)	27,414	26,183	10,993	37,176	1,695	(32)	1,663
Invesco VI Comstock (Pinnacle V )	11,801	132,008	(528,425)	(384,616)	1,372,949	(288,124)	151,264	(32,427)	1,203,662	819,046	4,243,981	5,063,027	116,223	(22,117)	94,106
Invesco VI International Growth Class II (Advantedge)	(636)	1,142	(9,972)	(9,466)	—	(292)	4,147	(3,490)	365	(9,101)	257,355	248,254	2,772	(2,616)	156
Invesco VI International Growth Class II (IQ Advisor Enhanced )	908	3,713	(22,018)	(17,397)	127,377	(24,839)	24,858	(1,310)	126,086	108,689	294,730	403,419	13,614	(2,467)	11,147
Invesco VI International Growth Class II (Pinnacle )	(85)	406	(2,346)	(2,025)	—	(1,561)	4,008	(9)	2,438	413	48,511	48,924	373	(149)	224
Invesco VI International Growth Class II (Pinnacle Plus )	260	69	(10,425)	(10,096)	—	(11,506)	74,713	(1)	63,206	53,110	74,447	127,557	6,287	(1,019)	5,268
Invesco VI International Growth Class II (Pinnacle V )	(2,078)	19,186	(85,695)	(68,587)	549,776	(84,256)	82,865	(9,792)	538,593	470,006	1,109,958	1,579,964	59,019	(10,060)	48,959
Invesco VI International Growth II (Annuichoice)	458	1,670	(7,966)	(5,838)	225	(3,560)	5,867	(5)	2,527	(3,311)	159,140	155,829	624	(402)	222
Invesco VI International Growth II (Grandmaster )	62	9	(281)	(210)	—	—	7,768	(17)	7,751	7,541	11,209	18,750	753	(3)	750
Invesco VI International Growth II (Grandmaster flex3 )	(14)	1	(203)	(216)	—	—	—	—	—	(216)	5,246	5,030	—	—	—
Templeton Foreign VIP Fund (IQ Annuity )	5,203	52,234	(71,601)	(14,164)	24	(44,174)	(79,608)	(315)	(124,073)	(138,237)	401,478	263,241	1,074	(6,860)	(5,786)
Templeton Foreign VIP Fund (Pinnacle )	10,555	28,236	(82,408)	(43,617)	15,937	(63,370)	38,684	(195)	(8,944)	(52,561)	512,414	459,853	3,554	(4,240)	(686)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E )	337	531	(2,058)	(1,190)	—	—	—	(30)	(30)	(1,220)	15,799	14,579	—	(2)	(2)
Templeton Foreign VIP Fund (Pinnacle IV )	13,440	49,046	(114,952)	(52,466)	—	(137,991)	(21,514)	(271)	(159,776)	(212,242)	846,164	633,922	3,025	(10,930)	(7,905)
Templeton Foreign VIP Fund (Pinnacle V )	58,206	162,069	(513,486)	(293,211)	1,010,708	(264,935)	(305,722)	(18,426)	421,625	128,414	3,130,933	3,259,347	114,784	(72,185)	42,599
Templeton Foreign VIP Fund (AnnuiChoice )	8,390	16,392	(49,314)	(24,532)	—	(21,576)	(38,604)	(385)	(60,565)	(85,097)	393,658	308,561	685	(3,539)	(2,854)
Templeton Foreign VIP Fund (AnnuiChoice II )	19,589	42,502	(139,140)	(77,049)	172,579	(100,901)	(66,733)	(2,631)	2,314	(74,735)	940,267	865,532	20,994	(21,323)	(329)
Templeton Foriegn VIP Fund (AdvantEdge )	12,463	34,540	(106,341)	(59,338)	2,455	(35,561)	17,698	(4,098)	(19,506)	(78,844)	778,478	699,634	5,678	(7,467)	(1,789)
Templeton Foriegn VIP Fund (Grandmaster )	6,438	11,032	(41,897)	(24,427)	25,479	(38,018)	(14,038)	(93)	(26,670)	(51,097)	350,200	299,103	141	(1,422)	(1,281)
Templeton Foriegn VIP Fund (GrandMaster flex3 )	5,488	22,407	(54,719)	(26,824)	—	(17,471)	19,146	(303)	1,372	(25,452)	317,757	292,305	3,412	(3,424)	(12)
Templeton Foriegn VIP Fund (IQ Advisor Standard )	3,112	(7,272)	(5,259)	(9,419)	—	(63,753)	26,000	—	(37,753)	(47,172)	115,150	67,978	1,585	(4,036)	(2,451)
Templeton Foriegn VIP Fund (Pinnacle Plus )	2,603	20,147	(33,028)	(10,278)	—	(49,485)	(26,489)	(149)	(76,123)	(86,401)	232,902	146,501	234	(4,256)	(4,022)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E )	2,165	3,028	(13,315)	(8,122)	2,200	(14,409)	29,275	(48)	17,018	8,896	120,724	129,620	3,100	(1,372)	1,728
Templeton Global Bond VIP Fund (Pinnacle )	24,729	(29,432)	(7,628)	(12,331)	—	(16,586)	108,060	(15)	91,459	79,128	—	79,128	36,943	(28,377)	8,566
Templeton Global Bond VIP Fund (Grandmaster )	3,915	(10,549)	(85)	(6,719)	—	(10,410)	379,978	(49)	369,519	362,800	35,365	398,165	45,970	(6,482)	39,488
Templeton Global Bond VIP Fund (GrandMaster flex3 )	59,594	(83,129)	(995)	(24,530)	—	(60,326)	94,485	(67)	34,092	9,562	74,011	83,573	86,342	(84,835)	1,507
Templeton Global Bond VIP Fund (Pinnacle V )	18,963	(33,922)	(7,870)	(22,829)	—	(83,367)	861,006	(77)	777,562	754,733	261,888	1,016,621	106,978	(23,437)	83,541
Templeton Global Bond VIP Fund (Advantedge )	2,384	(4,683)	(2)	(2,301)	—	(7,831)	28,982	(19)	21,132	18,831	20,102	38,933	7,251	(5,071)	2,180
Templeton Global Bond VIP Fund (Pinnacle IV )	215,148	(65,138)	(347,130)	(197,120)	490,733	(95,672)	81,737	(2,567)	474,231	277,111	2,912,352	3,189,463	115,237	(66,732)	48,505
Templeton Global Bond VIP Fund (Annuichoice )	21,378	(30,415)	(921)	(9,958)	150	(6,594)	37,664	(80)	31,140	21,182	120,842	142,024	30,411	(27,458)	2,953
Templeton Global Bond VIP Fund (AnnuiChoice II )	7,768	(6,639)	(8,214)	(7,085)	8,860	(11,169)	(13,124)	(187)	(15,620)	(22,705)	126,160	103,455	4,161	(5,872)	(1,711)
Templeton Global Bond VIP Fund (Pinnacle II Reduced M&E )	1,909	(2,680)	—	(771)	—	—	771	—	771	—	—	—	—	—	—
Templeton Growth VIP Fund (AdvantEdge )	1,145	(290)	(10,478)	(9,623)	—	(4,018)	3,143	(682)	(1,557)	(11,180)	123,584	112,404	610	(733)	(123)
Templeton Growth VIP Fund (AnnuiChoice )	4,440	11,956	(35,221)	(18,825)	264	(9,402)	(24,901)	(543)	(34,582)	(53,407)	277,059	223,652	447	(2,180)	(1,733)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AnnuiChoice II )	$3,547	$41,181	$(65,075)	$(20,347)	$2,509	$(96,322)	$(27,940)	$(593)	$(122,346)	$(142,693)	$302,125	$159,432	667	(11,512)	(10,845)
Templeton Growth VIP Fund (Grandmaster )	2,932	1,895	(22,843)	(18,016)	375	(28,796)	1,669	(79)	(26,831)	(44,847)	275,763	230,916	109	(1,406)	(1,297)
Templeton Growth VIP Fund (GrandMaster flex3 )	4,351	27,007	(64,645)	(33,287)	—	(17,470)	(23,427)	(374)	(41,271)	(74,558)	476,866	402,308	215	(2,297)	(2,082)
Templeton Growth VIP Fund (IQ Annuity )	5,065	26,504	(62,915)	(31,346)	1,170	(90,032)	14,154	(277)	(74,985)	(106,331)	482,945	376,614	1,282	(5,114)	(3,832)
Templeton Growth VIP Fund (Pinnacle )	10,775	(40,350)	(39,231)	(68,806)	131,733	(292,173)	(4,196)	(221)	(164,857)	(233,663)	862,849	629,186	226	(9,441)	(9,215)
Templeton Growth VIP Fund (Pinnacle IV )	6,593	(2,287)	(44,974)	(40,668)	1,581	(69,875)	862	(278)	(67,710)	(108,378)	582,050	473,672	1,541	(5,053)	(3,512)
Templeton Growth VIP Fund (Pinnacle Plus )	3,622	7,177	(34,583)	(23,784)	—	(37,681)	(114,771)	(563)	(153,015)	(176,799)	358,349	181,550	893	(10,057)	(9,164)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	(380)	(368)	(1,845)	(2,593)	—	(5,357)	125,683	(71)	120,255	117,662	—	117,662	9,452	(402)	9,050
Templeton Growth VIP Fund (Pinnacle V )	15,604	(55,548)	(61,223)	(101,167)	57,262	(89,252)	(98,618)	(954)	(131,562)	(232,729)	1,095,651	862,922	41,729	(57,667)	(15,938)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	12,082	(4,742)	(16,057)	(8,717)	2,491	(11,614)	42,370	(1,609)	31,638	22,921	283,637	306,558	7,727	(5,274)	2,453
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	3,855	(3,538)	(1,765)	(1,448)	200	(10,780)	(8,814)	(198)	(19,592)	(21,040)	107,379	86,339	98	(1,500)	(1,402)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	8,185	(10,855)	(1,735)	(4,405)	24,880	(25,692)	(74,370)	(471)	(75,653)	(80,058)	186,781	106,723	2,220	(7,966)	(5,746)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3 )	14,149	(22,119)	2,463	(5,507)	—	(11,953)	7,960	(177)	(4,170)	(9,677)	113,790	104,113	17,691	(18,209)	(518)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	4,717	(10,581)	3,854	(2,010)	—	(3,060)	(4,182)	(39)	(7,281)	(9,291)	64,980	55,689	2,175	(2,526)	(351)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	7,506	(5,210)	(6,751)	(4,455)	—	(23,613)	(1,868)	(105)	(25,586)	(30,041)	174,436	144,395	2,135	(3,318)	(1,183)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	7,245	(4,312)	(7,315)	(4,382)	240	(112,700)	(8,347)	(68)	(120,875)	(125,257)	301,838	176,581	2,307	(11,451)	(9,144)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	1,946	(1,287)	(2,244)	(1,585)	—	(9,286)	(9,396)	(89)	(18,771)	(20,356)	66,413	46,057	29	(1,030)	(1,001)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	673	(502)	(491)	(320)	—	(3,796)	9,781	(52)	5,933	5,613	20,073	25,686	1,003	(428)	575
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	32,840	(59,505)	8,652	(18,013)	4,523	(48,895)	(18,767)	(832)	(63,971)	(81,984)	363,458	281,474	34,615	(40,316)	(5,701)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	(3,592)	978	(44,851)	(47,465)	—	(4,013)	(6,041)	(3,145)	(13,199)	(60,664)	431,049	370,385	5,832	(7,032)	(1,200)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	(394)	(811)	(16,750)	(17,955)	—	(6,626)	18,602	(343)	11,633	(6,322)	154,000	147,678	694	(300)	394
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	(1,033)	(10,033)	(22,158)	(33,224)	11,193	(30,998)	(15,923)	(609)	(36,337)	(69,561)	294,746	225,185	2,171	(5,359)	(3,188)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	(972)	(4,398)	(12,971)	(18,341)	—	(5,868)	(24,798)	(72)	(30,738)	(49,079)	175,666	126,587	115	(1,120)	(1,005)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	(1,423)	2,039	(20,107)	(19,491)	—	(20,673)	2,452	(155)	(18,376)	(37,867)	182,141	144,274	494	(1,075)	(581)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard )	(43)	(4,197)	3,555	(685)	—	(878)	(42,662)	—	(43,540)	(44,225)	48,552	4,327	—	(1,858)	(1,858)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	(1,722)	3,550	(30,686)	(28,858)	5,399	(27,115)	2,847	(317)	(19,186)	(48,044)	258,756	210,712	432	(1,047)	(615)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	(2,229)	10,332	(46,822)	(38,719)	—	(30,933)	(63,116)	(167)	(94,216)	(132,935)	419,678	286,743	102	(3,063)	(2,961)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	(4,005)	(18,086)	(41,833)	(63,924)	—	(99,050)	(78,488)	(425)	(177,963)	(241,887)	668,306	426,419	1,299	(7,148)	(5,849)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	(2,212)	23	(20,684)	(22,873)	—	(36,667)	(43,371)	(536)	(80,574)	(103,447)	271,397	167,950	186	(3,168)	(2,982)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	(107)	(77)	(2,116)	(2,300)	—	(1,034)	32,243	(36)	31,173	28,873	3,348	32,221	3,788	(131)	3,657
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	(11,734)	3,805	(148,422)	(156,351)	67,964	(112,885)	(119,020)	(3,329)	(167,270)	(323,621)	1,484,808	1,161,187	25,488	(43,671)	(18,183)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	(894)	50,200	(56,919)	(7,613)	—	(77,806)	39,165	(239)	(38,880)	(46,493)	194,776	148,283	3,754	(5,385)	(1,631)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	(80)	8,757	(7,929)	748	1,100	(19,196)	(14,789)	(47)	(32,932)	(32,184)	109,817	77,633	576	(2,637)	(2,061)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	(2,064)	37,582	(35,583)	(65)	—	(45,926)	20,025	(2,922)	(28,823)	(28,888)	450,321	421,433	4,243	(6,256)	(2,013)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	482	38,161	(38,415)	228	244	(31,391)	(48,100)	(358)	(79,605)	(79,377)	274,683	195,306	1,411	(8,208)	(6,797)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	347	46,751	(44,365)	2,733	58,379	(54,944)	(27,849)	(1,169)	(25,583)	(22,850)	396,941	374,091	6,574	(8,747)	(2,173)
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	(351)	41,577	(44,323)	(3,097)	—	(34,034)	(106,291)	(94)	(140,419)	(143,516)	340,928	197,412	859	(5,095)	(4,236)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	(730)	23,165	(23,939)	(1,504)	—	(60,080)	(19,690)	(117)	(79,887)	(81,391)	213,005	131,614	766	(7,923)	(7,157)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard )	724	42,846	(48,887)	(5,317)	—	(93,016)	—	—	(93,016)	(98,333)	104,415	6,082	—	(3,530)	(3,530)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	(576)	18,442	(17,741)	125	—	(24,489)	(13,202)	(266)	(37,957)	(37,832)	229,351	191,519	227	(1,374)	(1,147)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(2,281)	92,179	(79,062)	10,836	1,270	(182,573)	(61,166)	(276)	(242,745)	(231,909)	680,718	448,809	62,954	(83,249)	(20,295)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	(8,270)	132,394	(111,851)	12,273	553,404	(204,378)	(12,400)	(8,286)	328,340	340,613	2,079,929	2,420,542	58,010	(30,823)	27,187
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(2,056)	10,878	(2,368)	6,454	110	(5,357)	(7,758)	(692)	(13,697)	(7,243)	129,537	122,294	136	(1,118)	(982)
BlackRock Capital Appreciation VI (AnnuiChoice II)	(7,884)	67,623	(24,168)	35,571	41,800	(51,520)	44,414	(2,093)	32,601	68,172	622,765	690,937	9,783	(7,335)	2,448
BlackRock Capital Appreciation VI (Annuichoice )	(511)	4,975	(1,673)	2,791	—	(1,669)	14,147	(44)	12,434	15,225	48,892	64,117	1,001	(123)	878
BlackRock Capital Appreciation VI (Grandmaster flex3 )	(451)	2,203	(358)	1,394	—	—	(457)	—	(457)	937	28,304	29,241	132	(166)	(34)
BlackRock Capital Appreciation VI Class III (Grandmaster )	(1,181)	10,823	(5,973)	3,669	—	(1,383)	75,946	(1)	74,562	78,231	79,160	157,391	5,428	(138)	5,290
BlackRock Capital Appreciation VI Class III (Pinnacle )	(775)	6,452	(165)	5,512	4,466	(14,320)	(1,394)	(3)	(11,251)	(5,739)	46,379	40,640	2,403	(2,984)	(581)
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	(1,425)	8,054	(1,778)	4,851	—	(5,246)	(3,646)	(24)	(8,916)	(4,065)	98,772	94,707	261	(911)	(650)
BlackRock Capital Appreciation VI Class III (Pinnacle V )	(30,630)	190,998	(68,754)	91,614	674,115	(169,551)	(51,826)	(11,357)	441,381	532,995	1,919,949	2,452,944	50,992	(19,455)	31,537
BlackRock Global Allocation VI (Advantedge )	(2,443)	6,566	(13,746)	(9,623)	110	(112,968)	(989)	(774)	(114,621)	(124,244)	351,048	226,804	43	(10,887)	(10,844)
BlackRock Global Allocation VI (AnnuiChoice II)	(691)	51,842	(69,415)	(18,264)	103,826	(30,257)	2,285	(926)	74,928	56,664	798,150	854,814	10,455	(3,659)	6,796
BlackRock Global Allocation VI (Annuichoice )	487	6,441	(8,405)	(1,477)	—	(16,796)	108,203	(100)	91,307	89,830	81,202	171,032	10,700	(2,331)	8,369
BlackRock Global Allocation VI (Grandmaster flex3 )	(852)	9,249	(13,053)	(4,656)	—	(6,992)	13,250	(168)	6,090	1,434	164,958	166,392	1,260	(733)	527
BlackRock Global Allocation VI (Grandmaster )	60	3,041	(6,389)	(3,288)	—	(1,649)	41,943	(3)	40,291	37,003	29,792	66,795	4,647	(1,139)	3,508

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle )	$(1,133)	$2,282	$(6,864)	$(5,715)	$—	$(215,402)	$45,449	$(3)	$(169,956)	$(175,671)	$267,142	$91,471	4,317	(20,082)	(15,765)
BlackRock Global Allocation VI Class III (Pinnacle IV )	(1,139)	18,410	(25,137)	(7,866)	—	(16,495)	37,879	(78)	21,306	13,440	299,845	313,285	3,471	(1,532)	1,939
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E )	(21)	1,031	(1,176)	(166)	—	(7,452)	—	—	(7,452)	(7,618)	23,050	15,432	—	(657)	(657)
BlackRock Global Allocation VI Class III (Pinnacle V )	(2,239)	22,130	(28,973)	(9,082)	660	(74,155)	42,968	(314)	(30,841)	(39,923)	401,193	361,270	4,153	(6,948)	(2,795)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	125	8,738	(39,685)	(30,822)	2,900	(492)	35,138	(3,891)	33,655	2,833	390,809	393,642	3,711	(402)	3,309
TOPS Managed Risk Moderate Growth ETF (Pinnacle V )	(40)	246	(1,662)	(1,456)	—	(838)	—	—	(838)	(2,294)	18,581	16,287	—	(86)	(86)
TOPS Managed Risk Moderate Growth ETF (Annuichoice )	15	165	(656)	(476)	—	(411)	—	(47)	(458)	(934)	7,010	6,076	—	(42)	(42)
TOPS Managed Risk Moderate Growth ETF (Advantedge )	(535)	3,375	(19,330)	(16,490)	—	(1,362)	101,508	(1,064)	99,082	82,592	77,740	160,332	11,020	(1,887)	9,133
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	(3,417)	27,712	(148,358)	(124,063)	797,083	(44,066)	32,059	(15,570)	769,506	645,443	923,067	1,568,510	78,804	(4,955)	73,849
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV )	1	—	(4)	(3)	—	—	400	—	400	397	—	397	43	—	43
American Funds Capital Income Builder (Pinnacle V )	464	(2,270)	(2,293)	(4,099)	116,453	—	(50,908)	(11)	65,534	61,435	—	61,435	11,905	(5,306)	6,599
American Funds Capital Income Builder (AnnuiChoice II )	78	(348)	(50)	(320)	40	—	6,502	—	6,542	6,222	—	6,222	2,442	(1,776)	666
American Funds Global Growth (AdvantEdge )	841	(142)	(3,402)	(2,703)	—	(617)	146,955	(40)	146,298	143,595	—	143,595	13,276	(268)	13,008
American Funds Global Growth (AnnuiChoice )	1,954	178	(5,577)	(3,445)	—	(2,097)	332,022	(162)	329,763	326,318	—	326,318	29,383	(189)	29,194
American Funds Global Growth (AnnuiChoice II )	1,117	3,592	(2,960)	1,749	4,641	(5,605)	126,304	(11)	125,329	127,078	23,017	150,095	12,811	(1,518)	11,293
American Funds Global Growth (GrandMaster )	6,273	(28)	(18,395)	(12,150)	—	(24,846)	1,054,925	(46)	1,030,033	1,017,883	679	1,018,562	94,819	(3,094)	91,725
American Funds Global Growth (GrandMaster flex3 )	396	7,287	(10,591)	(2,908)	—	—	143,488	(22)	143,466	140,558	—	140,558	12,840	(121)	12,719
American Funds Global Growth (Pinnacle )	11	3,994	(5,614)	(1,609)	80	(15,350)	48,912	(4)	33,638	32,029	7,772	39,801	4,214	(1,364)	2,850
American Funds Global Growth (Pinnacle IV )	14,966	(269)	(44,491)	(29,794)	—	(37,486)	2,551,397	(69)	2,513,842	2,484,048	19,949	2,503,997	228,832	(4,605)	224,227
American Funds Global Growth (Pinnacle V )	33,345	5,161	(114,773)	(76,267)	206,277	(124,060)	6,437,026	(779)	6,518,464	6,442,197	78,826	6,521,023	611,307	(28,696)	582,611
American Funds Growth (AdvantEdge )	65	2,519	(2,577)	7	110	(305)	30,959	(73)	30,691	30,698	12,334	43,032	2,666	(83)	2,583
American Funds Growth (AnnuiChoice )	58	2,459	(2,649)	(132)	—	—	18,188	(45)	18,143	18,011	—	18,011	1,531	(4)	1,527
American Funds Growth (AnnuiChoice II )	(313)	19,981	(14,896)	4,772	—	—	63,116	(5)	63,111	67,883	42,662	110,545	6,112	(534)	5,578
American Funds Growth (GrandMaster )	1	2,705	(2,322)	384	—	(958)	15,503	—	14,545	14,929	12,124	27,053	1,304	(83)	1,221
American Funds Growth (GrandMaster flex3 )	(83)	2,242	(1,644)	515	—	—	—	(18)	(18)	497	10,502	10,999	—	(2)	(2)
American Funds Growth (Pinnacle )	(74)	3,561	(2,081)	1,406	160	(8,673)	27,849	(16)	19,320	20,726	10,883	31,609	2,454	(732)	1,722
American Funds Growth (Pinnacle IV )	(96)	9,291	(7,399)	1,796	—	—	52,222	(4)	52,218	54,014	33,060	87,074	4,625	(146)	4,479
American Funds Growth (Pinnacle V )	(5,385)	78,608	(38,431)	34,792	452,070	(15,501)	(253,560)	(595)	182,414	217,206	490,592	707,798	52,543	(35,992)	16,551
American Funds Growth-Income (AdvantEdge )	904	14,633	(18,419)	(2,882)	—	(4,297)	139,632	(595)	134,740	131,858	61,613	193,471	15,234	(3,531)	11,703
American Funds Growth-Income (AnnuiChoice )	5,041	4,885	(18,397)	(8,471)	—	(2,510)	471,095	(334)	468,251	459,780	10,190	469,970	40,468	(245)	40,223
American Funds Growth-Income (AnnuiChoice II )	943	8,814	(12,440)	(2,683)	49,845	(2,642)	60,982	(197)	107,988	105,305	23,734	129,039	10,159	(919)	9,240
American Funds Growth-Income (GrandMaster )	11,704	3,986	(33,091)	(17,401)	—	(35,466)	1,194,362	(70)	1,158,826	1,141,425	70,628	1,212,053	104,303	(3,705)	100,598
American Funds Growth-Income (GrandMaster flex3 )	671	8,760	(12,680)	(3,249)	—	(2,509)	125,922	(37)	123,376	120,127	29,036	149,163	11,973	(1,334)	10,639
American Funds Growth-Income (Pinnacle )	(149)	1,538	(964)	425	—	(19,196)	94	(11)	(19,113)	(18,688)	21,677	2,989	8	(1,652)	(1,644)
American Funds Growth-Income (Pinnacle IV )	30,260	14,317	(95,876)	(51,299)	—	(45,436)	3,209,971	(89)	3,164,446	3,113,147	54,072	3,167,219	280,249	(5,320)	274,929
American Funds Growth-Income (Pinnacle V )	62,900	126,344	(295,998)	(106,754)	670,631	(184,132)	6,821,968	(2,994)	7,305,473	7,198,719	859,606	8,058,325	677,446	(40,138)	637,308
American Funds New World (AdvantEdge )	(270)	1,556	(3,814)	(2,528)	—	(622)	22,734	(146)	21,966	19,438	15,711	35,149	2,478	(198)	2,280
American Funds New World (AnnuiChoice )	(24)	279	(482)	(227)	—	—	—	—	—	(227)	5,236	5,009	—	—	—
American Funds New World (AnnuiChoice II )	(67)	498	(1,331)	(900)	540	(484)	9,002	(3)	9,055	8,155	5,087	13,242	1,003	(66)	937
American Funds New World (GrandMaster )	(21)	4	(56)	(73)	—	—	31,319	—	31,319	31,246	—	31,246	3,507	—	3,507
American Funds New World (GrandMaster flex3 )	(217)	813	(2,648)	(2,052)	—	—	18,939	(28)	18,911	16,859	12,480	29,339	1,972	(3)	1,969
American Funds New World (Pinnacle )	(61)	1,217	(3,607)	(2,451)	—	(4,498)	30,660	—	26,162	23,711	—	23,711	3,132	(470)	2,662
American Funds New World (Pinnacle IV )	(76)	939	(3,304)	(2,441)	—	(503)	44,868	—	44,365	41,924	—	41,924	4,773	(57)	4,716
American Funds New World (Pinnacle V )	(535)	2,556	(4,827)	(2,806)	22,383	(235)	15,523	(197)	37,474	34,668	36,764	71,432	4,263	(154)	4,109
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	(1,710)	81,225	(105,366)	(25,851)	627	(83,186)	8,440	(288)	(74,407)	(100,258)	547,868	447,610	430	(3,420)	(2,990)
Deutsche Small Cap Index VIP (Pinnacle IV )	(130)	6,620	(7,776)	(1,286)	—	(9,451)	(81)	(16)	(9,548)	(10,834)	34,320	23,486	—	(401)	(401)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )	42	2,078	(1,757)	363	—	(8,169)	—	(6)	(8,175)	(7,812)	7,812	—	—	(321)	(321)
Non-Affiliated Class B:
Deutsche Small Cap Index (AnnuiChoice II )	(487)	44,958	(51,960)	(7,489)	—	(40,591)	(40,037)	(71)	(80,699)	(88,188)	203,773	115,585	3	(4,981)	(4,978)
Deutsche Small Cap Index (AnnuiChoice )	(32)	103,365	(106,400)	(3,067)	—	(189,891)	(47)	(258)	(190,196)	(193,263)	292,322	99,059	1	(8,025)	(8,024)
Deutsche Small Cap Index (GrandMaster flex3 )	(432)	3,682	(6,898)	(3,648)	—	(542)	4,147	(62)	3,543	(105)	50,922	50,817	232	(78)	154
Deutsche Small Cap Index (Grandmaster )	(738)	11,328	(18,054)	(7,464)	—	(17,268)	(2,394)	(3)	(19,665)	(27,129)	145,432	118,303	271	(1,235)	(964)
Deutsche Small Cap Index (IQ3 )	(823)	21,177	(26,753)	(6,399)	—	(28,285)	(4,215)	(129)	(32,629)	(39,028)	140,695	101,667	57	(1,535)	(1,478)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	(93)	1,512	(1,076)	343	—	(17,826)	—	(20)	(17,846)	(17,503)	26,061	8,558	—	(998)	(998)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class B (continued):
Deutsche Small Cap Index (Pinnacle Plus )	$(558)	$8,494	$(12,129)	$(4,193)	$—	$(6,921)	$15,967	$(41)	$9,005	$4,812	$48,011	$52,823	738	(362)	376
Deutsche Small Cap Index VIP (Pinnacle IV )	(2,014)	29,973	(45,097)	(17,138)	300	(27,418)	(6,021)	(145)	(33,284)	(50,422)	307,696	257,274	172	(1,698)	(1,526)
Deutsche Small Cap Index VIP (Pinnacle V )	(2,758)	58,433	(76,933)	(21,258)	14,858	(78,716)	11,962	(655)	(52,551)	(73,809)	401,360	327,551	2,632	(6,359)	(3,727)
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	966	(4,040)	(7,416)	(10,490)	—	(28,422)	(45,661)	(112)	(74,195)	(84,685)	150,410	65,725	91	(6,417)	(6,326)
Pimco VIT All Asset (IQ Annuity )	5,161	(4,518)	(33,982)	(33,339)	—	(18,519)	(18,323)	(198)	(37,040)	(70,379)	338,371	267,992	34	(3,233)	(3,199)
Pimco VIT All Asset (Pinnacle )	1,297	(6,302)	(10,717)	(15,722)	—	(128,158)	(2,484)	(54)	(130,696)	(146,418)	269,173	122,755	97	(10,885)	(10,788)
Pimco VIT All Asset (Pinnacle II Reduced M&E )	294	(367)	(1,351)	(1,424)	—	(6,876)	—	—	(6,876)	(8,300)	21,511	13,211	—	(551)	(551)
Pimco VIT All Asset (AnnuiChoice II )	3,178	(3,850)	(16,218)	(16,890)	3,000	(16,570)	(14,684)	(542)	(28,796)	(45,686)	182,789	137,103	762	(3,163)	(2,401)
Pimco VIT All Asset (AnnuiChoice )	1,815	(19,601)	6,016	(11,770)	—	(7,023)	(116,291)	(56)	(123,370)	(135,140)	177,042	41,902	166	(10,566)	(10,400)
Pimco VIT All Asset (GrandMaster flex3 )	1,701	(9,803)	(4,961)	(13,063)	—	(3,418)	(108,279)	(50)	(111,747)	(124,810)	226,871	102,061	656	(9,983)	(9,327)
Pimco VIT All Asset (Grandmaster )	762	(13,894)	(1,795)	(14,927)	—	(28,423)	(251,890)	(47)	(280,360)	(295,287)	400,562	105,275	145	(23,252)	(23,107)
Pimco VIT All Asset (Pinnacle IV )	2,422	(22,083)	(295)	(19,956)	—	(5,855)	(205,938)	(11)	(211,804)	(231,760)	363,433	131,673	560	(18,197)	(17,637)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	192	—	(230)	(38)	—	—	11,364	—	11,364	11,326	—	11,326	1,131	—	1,131
Pimco VIT All Asset (Pinnacle Plus )	(54)	(2,643)	1,302	(1,395)	—	(7,953)	(11,364)	(11)	(19,328)	(20,723)	20,723	—	—	(1,729)	(1,729)
Pimco VIT All Asset (Pinnacle V )	1,920	(21,487)	(4,152)	(23,719)	110	(103,315)	(129,571)	(307)	(233,083)	(256,802)	419,091	162,289	4,766	(24,273)	(19,507)
Pimco VIT Commodity Real Return (Pinnacle )	696	(5,600)	820	(4,084)	—	(220)	(7,523)	(7)	(7,750)	(11,834)	23,072	11,238	327	(1,814)	(1,487)
Pimco VIT Commodity Real Return (Pinnacle IV )	4,763	(95,368)	64,052	(26,553)	—	(47,079)	(61,545)	(54)	(108,678)	(135,231)	190,348	55,117	2,262	(24,344)	(22,082)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E )	78	(226)	(508)	(656)	—	(242)	—	(6)	(248)	(904)	2,648	1,744	—	(52)	(52)
Pimco VIT Commodity Real Return (Pinnacle V )	20,592	(131,098)	(189,387)	(299,893)	366,063	(79,850)	117,943	(4,739)	399,417	99,524	863,724	963,248	126,894	(39,489)	87,405
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	8,886	(26,723)	(78,429)	(96,266)	2,474	(17,218)	67,485	(2,419)	50,322	(45,944)	328,174	282,230	15,703	(4,537)	11,166
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	7,292	(67,673)	(8,598)	(68,979)	52,651	(25,797)	9,084	(909)	35,029	(33,950)	231,724	197,774	20,474	(13,444)	7,030
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	1,082	(4,520)	(5,717)	(9,155)	200	(3,634)	2,399	(64)	(1,099)	(10,254)	36,798	26,544	654	(791)	(137)
Pimco VIT Commodity Real Return Strategy (Grandmaster )	796	(1,713)	(7,220)	(8,137)	—	(1,779)	6,477	(11)	4,687	(3,450)	29,372	25,922	1,441	(294)	1,147
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	3,405	(123,677)	92,944	(27,328)	20	(4,689)	(219,648)	(71)	(224,388)	(251,716)	302,440	50,724	57	(45,117)	(45,060)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	1,360	(5,799)	(7,776)	(12,215)	—	(1,384)	(2,362)	(18)	(3,764)	(15,979)	51,508	35,529	1,143	(1,719)	(576)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	100	(22)	(1,074)	(996)	—	(169)	5,977	(5)	5,803	4,807	—	4,807	968	(26)	942
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	488	(5,908)	276	(5,144)	—	(1,682)	(5,977)	(27)	(7,686)	(12,830)	24,631	11,801	—	(1,665)	(1,665)
Pimco VIT Long Term Government (IQ Annuity )	26	(1,242)	(11)	(1,227)	—	(20)	2,421	—	2,401	1,174	—	1,174	4,898	(4,781)	117
Pimco VIT Long Term Government (Pinnacle )	218	(3,086)	(626)	(3,494)	—	(5,994)	36,070	(9)	30,067	26,573	—	26,573	12,366	(9,736)	2,630
Pimco VIT Long Term Government (GrandMaster flex3 )	34	(5,657)	57	(5,566)	—	(10,196)	15,821	(59)	5,566	—	—	—	—	—	—
Pimco VIT Long Term Government (Pinnacle V )	22	(10)	(357)	(345)	—	(55)	7,759	(6)	7,698	7,353	—	7,353	740	(6)	734
Pimco VIT Long Term Government (AdvantEdge )	2	(1,006)	9	(995)	—	—	1,005	(10)	995	—	—	—	—	—	—
Pimco VIT Long Term Government (Pinnacle IV )	1,427	(13,950)	(6,517)	(19,040)	282,048	—	(78,879)	(167)	203,002	183,962	12,956	196,918	58,359	(39,902)	18,457
Pimco VIT Long Term Government (Annuichoice )	286	988	(2,653)	(1,379)	—	(13,309)	—	(40)	(13,349)	(14,728)	41,880	27,152	6	(1,358)	(1,352)
Pimco VIT Long Term Government (AnnuiChoice II )	93	—	(264)	(171)	5,049	—	22,453	(21)	27,481	27,310	2,288	29,598	2,713	(2)	2,711
Pimco VIT Long Term Government (Pinnacle II Reduced M&E )	33	(910)	9	(868)	—	—	877	(9)	868	—	—	—	—	—	—
Pimco VIT Low Duration (AnnuiChoice II )	34,059	(6,476)	(40,457)	(12,874)	54,977	(142,657)	(268,184)	(1,503)	(357,367)	(370,241)	1,938,786	1,568,545	88,428	(119,205)	(30,777)
Pimco VIT Low Duration (AnnuiChoice )	2,972	(781)	(3,148)	(957)	—	(26,702)	(25,076)	(328)	(52,106)	(53,063)	169,353	116,290	994	(5,450)	(4,456)
Pimco VIT Low Duration (GrandMaster flex3 )	86,126	(40,756)	(84,265)	(38,895)	524,057	(863,170)	(5,353,223)	(291)	(5,692,627)	(5,731,522)	10,741,480	5,009,958	1,466,356	(1,968,694)	(502,338)
Pimco VIT Low Duration (Grandmaster )	12,053	(6,934)	(10,262)	(5,143)	8,097	(145,655)	(271,438)	(49)	(409,045)	(414,188)	1,033,030	618,842	106,334	(141,956)	(35,622)
Pimco VIT Low Duration (IQ Annuity )	16,112	(7,581)	(18,944)	(10,413)	132	(64,749)	(200,253)	(1,413)	(266,283)	(276,696)	1,107,967	831,271	117,981	(141,443)	(23,462)
Pimco VIT Low Duration (Pinnacle )	41,588	(15,627)	(36,840)	(10,879)	—	(361,037)	(2,126,132)	(170)	(2,487,339)	(2,498,218)	4,696,799	2,198,581	573,126	(789,505)	(216,379)
Pimco VIT Low Duration (Pinnacle IV )	3,525	(1,275)	(3,231)	(981)	—	(42,529)	(134,840)	(63)	(177,432)	(178,413)	378,892	200,479	40,299	(55,849)	(15,550)
Pimco VIT Low Duration (Pinnacle II Reduced M&E )	4,233	(2,007)	(3,142)	(916)	—	(5,493)	(207,143)	—	(212,636)	(213,552)	405,363	191,811	61,117	(79,531)	(18,414)
Pimco VIT Low Duration (AdvantEdge )	1,304	(270)	(2,442)	(1,408)	—	(8,016)	(3,978)	(148)	(12,142)	(13,550)	86,738	73,188	3,390	(4,508)	(1,118)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	728	(7)	(1,044)	(323)	—	(59)	25,811	(49)	25,703	25,380	11,508	36,888	2,596	(67)	2,529
Pimco VIT Low Duration (Pinnacle Plus )	712	339	(1,765)	(714)	—	(7,960)	2,903	(92)	(5,149)	(5,863)	46,336	40,473	2,574	(3,045)	(471)
Pimco VIT Low Duration (Pinnacle V )	17,260	(9,403)	(18,707)	(10,850)	330,639	(46,629)	216,998	(1,061)	499,947	489,097	486,151	975,248	91,578	(46,873)	44,705
Pimco VIT Real Return (Pinnacle IV )	3,409	(2,096)	(7,274)	(5,961)	600	(6,811)	(7,241)	(18)	(13,470)	(19,431)	150,055	130,624	109	(1,270)	(1,161)
Pimco VIT Real Return (AdvantEdge )	1,002	(2,912)	(912)	(2,822)	—	(21,230)	77	(168)	(21,321)	(24,143)	72,707	48,564	41	(1,918)	(1,877)
Pimco VIT Real Return (AnnuiChoice II )	7,230	(14,670)	(5,445)	(12,885)	18,196	(25,872)	(80,004)	(277)	(87,957)	(100,842)	358,566	257,724	2,049	(9,551)	(7,502)
Pimco VIT Real Return (AnnuiChoice )	3,753	(4,634)	(3,982)	(4,863)	600	(18,614)	(10,331)	(48)	(28,393)	(33,256)	156,756	123,500	59	(2,393)	(2,334)
Pimco VIT Real Return (GrandMaster flex3 )	1,032	(7,391)	3,015	(3,344)	—	(38,956)	27,193	(17)	(11,780)	(15,124)	64,081	48,957	3,284	(4,386)	(1,102)
Pimco VIT Real Return (Grandmaster )	1,897	(5,208)	(301)	(3,612)	—	(13,659)	(7,310)	(5)	(20,974)	(24,586)	98,401	73,815	949	(2,751)	(1,802)
Pimco VIT Real Return (IQ Annuity )	2,773	(7,057)	(1,563)	(5,847)	—	(970)	(54,193)	(116)	(55,279)	(61,126)	168,649	107,523	90	(4,866)	(4,776)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle )	$(56)	$(1,607)	$2,038	$375	$—	$(3,809)	$(150,761)	$(43)	$(154,613)	$(154,238)	$172,574	$18,336	698	(13,605)	(12,907)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	938	(11)	(1,844)	(917)	—	(100)	15,810	(77)	15,633	14,716	13,309	28,025	1,544	(15)	1,529
Pimco VIT Real Return (Pinnacle Plus )	(137)	(4,595)	4,077	(655)	—	(12,009)	(20,810)	(74)	(32,893)	(33,548)	39,084	5,536	1	(2,862)	(2,861)
Pimco VIT Real Return (Pinnacle V )	9,312	(25,113)	997	(14,804)	60,978	(73,672)	(108,327)	(374)	(121,395)	(136,199)	506,828	370,629	5,539	(15,744)	(10,205)
Pimco VIT Total Return (Pinnacle V )	814,112	222,329	(1,344,134)	(307,693)	5,176,191	(1,997,581)	(3,115,234)	(154,971)	(91,595)	(399,288)	23,938,075	23,538,787	365,654	(374,534)	(8,880)
Pimco VIT Total Return (AdvantEdge )	204,036	72,119	(350,557)	(74,402)	7,471	(472,991)	(120,739)	(39,658)	(625,917)	(700,319)	6,764,888	6,064,569	17,743	(65,410)	(47,667)
Pimco VIT Total Return (AnnuiChoice II )	150,512	40,259	(227,703)	(36,932)	633,676	(391,074)	415,097	(14,257)	643,442	606,510	3,421,476	4,027,986	81,352	(34,061)	47,291
Pimco VIT Total Return (AnnuiChoice )	28,277	(16,295)	(18,395)	(6,413)	225	(87,161)	(288,289)	(1,145)	(376,370)	(382,783)	962,556	579,773	20,880	(49,080)	(28,200)
Pimco VIT Total Return (GrandMaster flex3 )	16,970	(11,562)	(23,054)	(17,646)	—	(29,131)	(124,325)	(463)	(153,919)	(171,565)	596,575	425,010	69,563	(82,415)	(12,852)
Pimco VIT Total Return (Grandmaster )	31,578	(25,966)	(7,804)	(2,192)	78,546	(556,881)	(888,935)	(378)	(1,367,648)	(1,369,840)	1,882,309	512,469	7,253	(111,203)	(103,950)
Pimco VIT Total Return (IQ Annuity )	35,023	(7,984)	(46,874)	(19,835)	144	(142,593)	205,677	(1,593)	61,635	41,800	893,205	935,005	62,177	(58,184)	3,993
Pimco VIT Total Return (Pinnacle )	37,776	(18,689)	(34,082)	(14,995)	26,595	(301,661)	189,711	(161)	(85,516)	(100,511)	1,091,507	990,996	42,593	(49,497)	(6,904)
Pimco VIT Total Return (Pinnacle IV )	46,909	(97,383)	41,535	(8,939)	108,317	(226,255)	(2,397,221)	(597)	(2,515,756)	(2,524,695)	3,161,744	637,049	22,188	(212,620)	(190,432)
Pimco VIT Total Return (Pinnacle II Reduced M&E )	591	536	(920)	207	—	(6,834)	(288)	—	(7,122)	(6,915)	21,524	14,609	1,987	(2,502)	(515)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	3,103	365	(4,456)	(988)	—	(2,886)	47,024	(155)	43,983	42,995	39,656	82,651	8,705	(4,670)	4,035
Pimco VIT Total Return (Pinnacle Plus )	15,584	5,821	(24,337)	(2,932)	—	(32,702)	(370,756)	(1,340)	(404,798)	(407,730)	857,059	449,329	48	(31,321)	(31,273)
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle )	188	272	(12,176)	(11,716)	—	—	(86,968)	(10)	(86,978)	(98,694)	114,040	15,346	38,881	(51,857)	(12,976)
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV )	74	380	(685)	(231)	—	(1,486)	1,236	(15)	(265)	(496)	9,491	8,995	157	(186)	(29)
Guggenheim VT Global Managed Futures Strategies (Pinnacle II Reduced M&E )	314	(3,500)	—	(3,186)	—	—	3,186	—	3,186	—	—	—	—	—	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle V )	5,475	47,083	(93,705)	(41,147)	69,442	(41,038)	(144,720)	(2,424)	(118,740)	(159,887)	536,399	376,512	71,572	(91,357)	(19,785)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	1,975	3,881	(18,428)	(12,572)	—	(5,021)	48,218	(1,578)	41,619	29,047	185,074	214,121	12,024	(7,203)	4,821
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	887	3,168	(5,802)	(1,747)	1,000	(9,348)	766	(380)	(7,962)	(9,709)	84,125	74,416	648	(1,647)	(999)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )	1,830	(23,138)	546	(20,762)	—	(38,614)	110,773	—	72,159	51,397	—	51,397	35,429	(28,338)	7,091
Guggenheim VT Global Managed Futures Strategies (Grandmaster )	376	(4,755)	—	(4,379)	—	—	4,379	—	4,379	—	—	—	—	—	—
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	138	565	(1,295)	(592)	—	(55)	4,661	(40)	4,566	3,974	19,739	23,713	682	(57)	625
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	58	290	(651)	(303)	—	—	—	(1)	(1)	(304)	9,476	9,172	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	(1,113)	6,537	(3,907)	1,517	1,000	(33,374)	(42,389)	(902)	(75,665)	(74,148)	166,063	91,915	394	(8,845)	(8,451)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	(720)	1,870	(48)	1,102	—	(19,613)	31,132	(675)	10,844	11,946	134,258	146,204	4,139	(2,930)	1,209
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	(141)	4,815	(4,273)	401	—	(4,440)	(27,626)	(44)	(32,110)	(31,709)	46,529	14,820	30	(3,553)	(3,523)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	(49)	14	48	13	858	—	—	(7)	851	864	5,184	6,048	108	(11)	97
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	(381)	774	(83)	310	—	(3,716)	—	—	(3,716)	(3,406)	56,513	53,107	—	(415)	(415)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	(323)	283	217	177	—	(1,030)	4,067	(14)	3,023	3,200	38,290	41,490	466	(118)	348
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	(4)	2	4	2	—	—	—	(2)	(2)	—	339	339	—	—	—
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	(447)	810	(181)	182	—	(3,194)	(6,944)	(20)	(10,158)	(9,976)	60,649	50,673	21	(1,165)	(1,144)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	(4)	50	(39)	7	—	(776)	—	(6)	(782)	(775)	872	97	—	(71)	(71)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	(274)	995	(678)	43	—	(2,922)	1	(28)	(2,949)	(2,906)	28,944	26,038	1,345	(1,686)	(341)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	(1,915)	3,370	(473)	982	1,721	(23,628)	(16,706)	(788)	(39,401)	(38,419)	229,462	191,043	1,097	(5,512)	(4,415)
Guggenheim VT Long Short Equity (AdvantEdge )	(519)	3,398	(3,874)	(995)	—	—	296	(70)	226	(769)	21,986	21,217	3,680	(3,749)	(69)
Guggenheim VT Long Short Equity (AnnuiChoice II )	(883)	1,338	(378)	77	—	(938)	(721)	(101)	(1,760)	(1,683)	76,390	74,707	49	(218)	(169)
Guggenheim VT Long Short Equity (AnnuiChoice )	(117)	354	(396)	(159)	—	—	61,166	(34)	61,132	60,973	8,322	69,295	6,053	(80)	5,973
Guggenheim VT Long Short Equity (GrandMaster flex3 )	(610)	(2,131)	(1,139)	(3,880)	—	(77,792)	81,644	—	3,852	(28)	8,967	8,939	15,914	(15,914)	—
Guggenheim VT Long Short Equity (Grandmaster )	(158)	(360)	(268)	(786)	—	(213)	790	(3)	574	(212)	2,546	2,334	3,278	(3,299)	(21)
Guggenheim VT Long Short Equity (IQ Annuity )	(304)	431	(293)	(166)	—	(1,237)	27,298	(17)	26,044	25,878	20,136	46,014	2,766	(135)	2,631
Guggenheim VT Long Short Equity (Pinnacle )	(438)	3,831	(4,133)	(740)	—	—	(27,939)	(5)	(27,944)	(28,684)	38,304	9,620	6,766	(9,650)	(2,884)
Guggenheim VT Long Short Equity (Pinnacle IV )	(569)	2,211	(1,760)	(118)	600	(4,974)	(2,152)	(23)	(6,549)	(6,667)	39,951	33,284	332	(982)	(650)
Guggenheim VT Long Short Equity (Pinnacle II Reduced M&E )	(50)	(326)	—	(376)	—	—	376	—	376	—	—	—	—	—	—
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	(44)	(4)	(91)	(139)	—	(140)	4,963	—	4,823	4,684	—	4,684	410	(12)	398
Guggenheim VT Long Short Equity (Pinnacle Plus )	(157)	2,059	(1,787)	115	—	(483)	(4,963)	(15)	(5,461)	(5,346)	13,463	8,117	—	(546)	(546)
Guggenheim VT Long Short Equity (Pinnacle V )	(3,993)	31,176	(34,510)	(7,327)	2,510	(47,873)	(151,174)	(198)	(196,735)	(204,062)	285,002	80,940	44,125	(64,335)	(20,210)
ETF Shares:															—
iShares Core US Aggregate Bond ETF (Varoom ®)	586	2,315	(4,403)	(1,502)	—	(23,226)	—	—	(23,226)	(24,728)	137,196	112,468	—	(858)	(858)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(1,747)	5,307	(15,002)	(11,442)	1,874	(13,350)	25,924	—	14,448	3,006	536,492	539,498	2,004	(1,454)	550
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	152	99	(847)	(596)	—	(80,189)	80,189	—	—	(596)	41,933	41,337	—	—	—
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(3,648)	7,690	(19,666)	(15,624)	212,692	(5,563)	(79,473)	—	127,656	112,032	681,132	793,164	9,819	(4,597)	5,222

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	$(292)	$3,026	$(7,763)	$(5,029)	$1,625	$(677)	$(10,734)	$—	$(9,786)	$(14,815)	$254,317	$239,502			(376)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	107	14	(367)	(246)	—	—	—	—	—	(246)	18,467	18,221	—	—	—
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(1,849)	2,845	(17,429)	(16,433)	235,696	(25,654)	8,401	—	218,443	202,010	572,830	774,840	10,349	(1,832)	8,517
iShares TIPS Bond ETF (Varoom)	(1,407)	(635)	(1,010)	(3,052)	344	(25,992)	—	—	(25,648)	(28,700)	111,708	83,008	13	(984)	(971)
iShares TIPS Bond ETF (Varoom GLWB 2)	(1,202)	204	(1,083)	(2,081)	325	(2,281)	(12,115)	—	(14,071)	(16,152)	62,219	46,067	137	(687)	(550)
iShares TIPS Bond ETF (Varoom GLWB 3)	(53)	(3)	(96)	(152)	—	(78)	1,540	—	1,462	1,310	2,507	3,817	65	(4)	61
iShares TIPS Bond ETF (Varoom GLWB 5)	(2,111)	(185)	(1,693)	(3,989)	7,999	(981)	2,456	—	9,474	5,485	79,465	84,950	532	(123)	409
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	588	52	(1,721)	(1,081)	344	—	—	—	344	(737)	15,708	14,971	12	(1)	11
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	842	4,224	(7,348)	(2,282)	—	(20)	(21,699)	—	(21,719)	(24,001)	47,712	23,711	93	(853)	(760)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,921	(1,440)	(11,413)	(8,932)	10,079	(64,966)	16,608	—	(38,279)	(47,211)	109,767	62,556	518	(1,972)	(1,454)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	6,027	1,806	(26,300)	(18,467)	40,442	(3,758)	3,982	—	40,666	22,199	201,703	223,902	2,007	(580)	1,427
iShares S&P 500 Growth ETF (Varoom)	(350)	1,150	4,318	5,118	431	—	3,266	—	3,697	8,815	141,341	150,156	88	(1)	87
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(5,837)	39,257	(12,846)	20,574	8,263	(30,576)	(44,450)	—	(66,763)	(46,189)	706,677	660,488	120	(1,693)	(1,573)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	41	1,041	131	1,213	325	(141)	25,743	—	25,927	27,140	7,661	34,801	691	(49)	642
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(843)	22,749	(16,340)	5,566	2,886	(93,211)	24,461	—	(65,864)	(60,298)	158,302	98,004	631	(2,175)	(1,544)
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(45,582)	87,727	73,075	115,220	1,081,684	(64,704)	89,783	—	1,106,763	1,221,983	3,782,213	5,004,196	31,379	(4,315)	27,064
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(1,276)	2,549	571	1,844	38,323	(196)	(5,734)	—	32,393	34,237	85,371	119,608	938	(155)	783
iShares Core S&P 500 Index ETF (Varoom)	1,437	4,752	(7,726)	(1,537)	1,292	(3,382)	9,857	—	7,767	6,230	380,113	386,343	274	(80)	194
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(21,296)	428,647	(482,420)	(75,069)	81,939	(464,225)	(184,508)	—	(566,794)	(641,863)	8,811,913	8,170,050	4,458	(17,991)	(13,533)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(3,782)	47,965	(53,838)	(9,655)	9,704	(15,328)	(54,787)	—	(60,411)	(70,066)	792,808	722,742	670	(2,168)	(1,498)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	(6,118)	85,309	(96,501)	(17,310)	268,829	(367,088)	199,253	—	100,994	83,684	865,726	949,410	10,049	(7,889)	2,160
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(147,972)	293,864	(695,600)	(549,708)	10,140,122	(758,453)	1,151,995	—	10,533,664	9,983,956	35,602,888	45,586,844	275,229	(15,344)	259,885
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(13,425)	57,696	(87,144)	(42,873)	614,912	(53,404)	31,673	—	593,181	550,308	1,981,053	2,531,361	17,758	(3,206)	14,552
iShares S&P 500 Value ETF (Varoom)	438	501	(4,670)	(3,731)	687	—	—	—	687	(3,044)	74,222	71,178	17	—	17
iShares S&P 500 Value ETF (Varoom GLWB 1)	(140)	19,356	(42,461)	(23,245)	3,668	(23,869)	8,786	—	(11,415)	(34,660)	448,164	413,504	587	(849)	(262)
iShares S&P 500 Value ETF (Varoom GLWB 2)	(80)	1,088	(3,164)	(2,156)	—	(713)	992	—	279	(1,877)	38,964	37,087	58	(48)	10
iShares S&P 500 Value ETF (Varoom GLWB 3)	458	8,799	(18,652)	(9,395)	11,979	(74,151)	544	—	(61,628)	(71,023)	200,591	129,568	341	(1,875)	(1,534)
iShares S&P 500 Value ETF (Varoom GLWB 4)	(2,463)	60,028	(167,192)	(109,627)	366,230	(61,857)	77,753	—	382,126	272,499	1,635,091	1,907,590	13,834	(4,325)	9,509
iShares S&P 500 Value ETF (Varoom GLWB 5)	(465)	3,091	(10,365)	(7,739)	26,163	(5,345)	2,193	—	23,011	15,272	121,460	136,732	802	(213)	589
iShares Core S&P MidCap Index ETF (Varoom)	(715)	21,720	(26,280)	(5,275)	1,461	(45,241)	3,362	—	(40,418)	(45,693)	233,168	187,475	124	(1,090)	(966)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(21,678)	128,729	(205,847)	(98,796)	23,468	(129,203)	(29,948)	—	(135,683)	(234,479)	2,511,002	2,276,523	2,771	(6,043)	(3,272)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(3,291)	14,708	(24,563)	(13,146)	2,801	(7,340)	1,092	—	(3,447)	(16,593)	302,645	286,052	534	(593)	(59)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(3,736)	23,814	(36,642)	(16,564)	49,631	(135,608)	49,505	—	(36,472)	(53,036)	324,986	271,950	2,260	(3,278)	(1,018)
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(122,472)	71,618	(600,662)	(651,516)	2,897,095	(220,493)	540,398	—	3,217,000	2,565,484	10,334,983	12,900,467	84,755	(3,897)	80,858
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(6,799)	15,586	(39,701)	(30,914)	98,082	(16,705)	16,340	—	97,717	66,803	483,474	550,277	3,241	(820)	2,421
iShares Core S&P Small Cap Index ETF (Varoom)	(480)	1,587	(6,317)	(5,210)	559	(1,665)	1,659	—	553	(4,657)	138,160	133,503	56	(42)	14
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(11,504)	69,989	(106,942)	(48,457)	11,734	(64,527)	(31,035)	—	(83,828)	(132,285)	1,271,083	1,138,798	1,048	(3,086)	(2,038)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(1,838)	8,116	(13,068)	(6,790)	2,366	(8)	(9,014)	—	(6,656)	(13,446)	157,081	143,635	169	(337)	(168)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(2,391)	14,964	(23,645)	(11,072)	54,647	(103,494)	27,062	—	(21,785)	(32,857)	204,712	171,855	1,858	(2,478)	(620)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(65,484)	44,923	(274,738)	(295,299)	1,448,574	(110,495)	176,423	—	1,514,502	1,219,203	5,234,651	6,453,854	39,684	(2,277)	37,407
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(6,209)	14,409	(33,562)	(25,362)	89,629	(17,490)	13,232	—	85,371	60,009	421,517	481,526	2,868	(796)	2,072
iShares International Treasury Bond (Varoom)	(415)	(40)	(1,972)	(2,427)	215	—	1,764	—	1,979	(448)	26,356	25,908	84	—	84
iShares International Treasury Bond (Varoom GLWB 1)	(26,831)	(7,808)	(81,479)	(116,118)	11,734	(63,815)	116,251	—	64,170	(51,948)	1,207,312	1,155,364	6,928	(4,098)	2,830
iShares International Treasury Bond (Varoom GLWB 2)	(458)	(22)	(1,339)	(1,819)	470	(131)	1,905	—	2,244	425	17,721	18,146	129	(31)	98
iShares International Treasury Bond (Varoom GLWB 3)	(343)	(1,977)	(224)	(2,544)	2,118	(32,111)	27,649	—	(2,344)	(4,888)	33,814	28,926	1,139	(1,221)	(82)
iShares International Treasury Bond (Varoom GLWB 4)	(144,666)	(5,288)	(397,845)	(547,799)	1,448,502	(110,249)	805,356	—	2,143,609	1,595,810	4,957,065	6,552,875	101,273	(6,090)	95,183
iShares International Treasury Bond (Varoom GLWB 5)	(718)	(37)	(1,837)	(2,592)	9,420	(157)	2,993	—	12,256	9,664	22,715	32,379	568	(17)	551
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	1,211	8,300	(18,597)	(9,086)	—	(33,121)	—	—	(33,121)	(42,207)	276,414	234,207	—	(852)	(852)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,367)	11,783	(31,676)	(21,260)	975	(6,991)	23,561	—	17,545	(3,715)	510,367	506,652	1,064	(543)	521
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	337	13,896	(20,956)	(6,723)	—	(75,066)	23,221	—	(51,845)	(58,568)	172,864	114,296	—	(1,428)	(1,428)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(3,509)	17,932	(60,912)	(46,489)	365,924	(20,916)	(10,287)	—	334,721	288,232	871,584	1,159,816	10,553	(1,208)	9,345
Vanguard Emerging Markets Index Fund ETF (Varoom)	282	21	(5,487)	(5,184)	—	—	—	—	—	(5,184)	29,970	24,786	—	—	—
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	145	3,592	(30,443)	(26,706)	2,012	(5,636)	11,178	—	7,554	(19,152)	154,786	135,634	1,753	(1,256)	497
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	564	(1,323)	(12,209)	(12,968)	13,375	(10,269)	487	—	3,593	(9,375)	63,735	54,360	526	(444)	82
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	118	(971)	(51,863)	(52,716)	42,901	(111)	23,001	—	65,791	13,075	237,339	250,414	4,250	(1,507)	2,743

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Statement of Changes in Net Assets (continued)

For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard Developed Markets Index Fund ETF (Varoom)	$351	$183	$(1,308)	$(774)	$215	$—	$1,692	$—	$1,907	$1,133	$35,039	$36,172			68
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	3,812	39,406	(65,301)	(22,083)	11,734	(65,483)	20,348	—	(33,401)	(55,484)	1,199,216	1,143,732			(870)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	334	4,483	(8,383)	(3,566)	494	(12)	13,833	—	14,315	10,749	144,206	154,955	993	(425)	568
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	1,308	7,512	(17,288)	(8,468)	61,594	(96,427)	27,631	—	(7,202)	(15,670)	200,815	185,145	2,583	(2,945)	(362)
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	11,921	38,012	(270,683)	(220,750)	1,448,487	(109,723)	430,248	—	1,769,012	1,548,262	4,928,995	6,477,257	59,995	(3,534)	56,461
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	(42)	5,348	(17,869)	(12,563)	63,371	(4,047)	42,509	—	101,833	89,270	241,302	330,572	3,722	(465)	3,257
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	132	30	(237)	(75)	—	—	—	—	—	(75)	8,944	8,869	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	128	193	(637)	(316)	—	—	(150)	—	(150)	(466)	19,445	18,979	19	(24)	(5)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,194	505	(2,685)	(986)	—	(20,130)	19,825	—	(305)	(1,291)	83,968	82,677	291	(307)	(16)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	410	1,354	(3,198)	(1,434)	15,660	(337)	(12,296)	—	3,027	1,593	78,741	80,334	669	(555)	114
Vanguard Large-Cap Index ETF (Varoom)	123	463	(1,078)	(492)	—	—	—	—	—	(492)	66,620	66,128	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,840)	10,425	(12,257)	(3,672)	650	(1,440)	10,172	—	9,382	5,710	304,038	309,748	667	(403)	264
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	(191)	17,096	(18,938)	(2,033)	11,979	(97,038)	39,836	—	(45,223)	(47,256)	216,435	169,179	411	(1,511)	(1,100)
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(5,595)	24,768	(31,656)	(12,483)	80,616	(4,491)	(43,296)	—	32,829	20,346	655,625	675,971	2,129	(1,329)	800
Vanguard Mega Cap Index ETF (Varoom)	171	120	(405)	(114)	—	—	—	—	—	(114)	33,306	33,192	—	—	—
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(67)	1,226	(1,199)	(40)	325	(927)	8,706	—	8,104	8,064	14,437	22,501	261	(54)	207
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	(101)	6,853	(7,101)	(349)	—	(85,582)	28,398	—	(57,184)	(57,533)	85,658	28,125	123	(1,505)	(1,382)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(571)	10,332	(11,603)	(1,842)	25,761	(1,447)	(23,937)	—	377	(1,465)	88,782	87,317	691	(698)	(7)
Vanguard REIT Index ETF (Varoom)	994	4,549	(5,290)	253	344	(12,808)	—	—	(12,464)	(12,211)	59,915	47,704	8	(321)	(313)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,410	11,331	(13,550)	(809)	325	(571)	(6,353)	—	(6,599)	(7,408)	119,983	112,575	498	(684)	(186)
Vanguard REIT Index ETF (Varoom GLWB 3)	2,240	873	(2,539)	574	—	(28,083)	27,084	—	(999)	(425)	114,626	114,201	55	(80)	(25)
Vanguard REIT Index ETF (Varoom GLWB 5)	3,202	17,637	(21,746)	(907)	68,306	(7,437)	(27,271)	—	33,598	32,691	227,518	260,209	2,272	(1,386)	886
Vanguard Total Bond Market Index ETF (Varoom)	1,407	535	(4,620)	(2,678)	1,851	—	11,836	—	13,687	11,009	206,552	217,561	512	(9)	503
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	3,433	102,763	(256,989)	(150,793)	82,137	(448,845)	43,458	—	(323,250)	(474,043)	8,568,335	8,094,292	13,236	(25,557)	(12,321)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(1,211)	8,423	(22,153)	(14,941)	7,686	(7,616)	(20,382)	—	(20,312)	(35,253)	781,859	746,606	1,636	(2,399)	(763)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	3,592	14,991	(30,026)	(11,443)	270,878	(294,305)	183,633	—	160,206	148,763	616,052	764,815	16,467	(10,243)	6,224
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(45,409)	114,562	(961,632)	(892,479)	10,139,908	(778,401)	2,264,354	—	11,625,861	10,733,382	35,222,675	45,956,057	497,889	(32,167)	465,722
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(8,155)	10,984	(60,915)	(58,086)	549,919	(51,023)	108,027	—	606,923	548,837	2,076,178	2,625,015	29,438	(5,026)	24,412
Vanguard VI Money Market (Varoom GLWB 2)	(120)	—	2	(118)	—	—	125	—	125	7	4,758	4,765	14	—	14
Vanguard VI Money Market (Varoom GLWB 3)	(2,296)	—	46	(2,250)	12,599	—	3,364	—	15,963	13,713	117,908	131,621	1,708	(5)	1,703
Vanguard VI Money Market (Varoom GLWB 5)	(3,988)	—	247	(3,741)	50,000	(3,090)	5,943	—	52,853	49,112	120,340	169,452	6,543	(690)	5,853
Vanguard Short Term Bond ETF (Varoom GLWB 2)	(39)	7	(117)	(149)	—	—	12,002	—	12,002	11,853	—	11,853	504	(1)	503
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(333)	344	(603)	(592)	15,119	(10,992)	7,081	—	11,208	10,616	42,308	52,924	904	(447)	457
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(4,158)	924	(2,626)	(5,860)	216,491	(5,904)	20,711	—	231,298	225,438	236,909	462,347	10,363	(540)	9,823

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements

1. Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, LLC
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
Northern Lights Variable Trust	ValMark Advisers, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Trusts	Advisors
Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds
The Vanguard Group, Inc.

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 961 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2016. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Error Correction

During 2016, management determined the total return ratio presented in Note 4 for 2014 for the Invesco VI American Value (Grandmaster) subaccount was misstated in the December 31, 2015 financial statements. Management has restated the impacted total return ratio.

There was no impact on the increase (decrease) in net assets or net assets at the end of period as previously presented in the December 31, 2015 statements of changes in net assets. There was also no impact on the previously reported net assets, unit values or units outstanding.

The following table summarizes the effect of the restatement to the total return ratio for the Invesco VI American Value (Grandmaster) subaccount disclosed in the December 31, 2015 financial statements.

Subaccount	Year	Total return ratio as adjusted	Total return ratio as originally reported	Effect of adjustment
Invesco VI American Value (Grandmaster)	2014	8.00%	42.70%	(34.70)%

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2016 and the cost of investments held at December 31, 2016, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$4,500	$26,621	$160,589
Touchstone Aggressive ETF (AnnuiChoice ®)	13,612	47,160	534,879
Touchstone Aggressive ETF (AnnuiChoice II )	18,081	86,351	476,796
Touchstone Aggressive ETF (GrandMaster flex3 )	17,149	808,155	580,490
Touchstone Aggressive ETF (Grandmaster )	3,529	3,382	102,908
Touchstone Aggressive ETF (IQ Advisor Standard)	4,139	1,687	243,187
Touchstone Aggressive ETF (IQ Annuity )	102,414	623,889	4,955,488
Touchstone Aggressive ETF (Pinnacle )	6,773	8,655	393,777
Touchstone Aggressive ETF (Pinnacle IV )	109,359	213,096	310,786
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	2,582	1,166	70,600
Touchstone Aggressive ETF (Pinnacle Plus )	2,708	18,850	133,002
Touchstone Aggressive ETF (Pinnacle V )	264,766	455,468	1,887,789
Touchstone Conservative ETF (AdvantEdge )	6,068	17,136	228,992
Touchstone Conservative ETF (AnnuiChoice II )	58,301	235,213	1,055,904
Touchstone Conservative ETF (AnnuiChoice )	429,882	440,359	169,009
Touchstone Conservative ETF (GrandMaster flex3 )	1,207,173	1,208,502	94,816
Touchstone Conservative ETF (Grandmaster )	10,241	16,690	64,847
Touchstone Conservative ETF (IQ Advisor Standard )	4,601	1,049	158,685
Touchstone Conservative ETF (IQ Annuity )	643,553	611,642	818,518
Touchstone Conservative ETF (Pinnacle )	347,726	383,532	114,405
Touchstone Conservative ETF (Pinnacle IV )	292,943	580,813	327,693
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	20,316	6,022	20,069
Touchstone Conservative ETF (Pinnacle Plus )	3,353	28,374	134,170
Touchstone Conservative ETF Fund (Pinnacle V )	974,254	2,172,424	5,363,915
Touchstone Active Bond (AdvantEdge )	33,849	119,380	233,267
Touchstone Active Bond (AnnuiChoice II )	110,471	97,779	410,128
Touchstone Active Bond (AnnuiChoice )	25,617	25,346	553,135
Touchstone Active Bond (GrandMaster flex3 )	7,998	49,721	301,115
Touchstone Active Bond (Grandmaster )	10,067	114,621	242,793
Touchstone Active Bond (IQ Annuity )	20,363	114,381	508,150
Touchstone Active Bond (Pinnacle )	19,227	101,640	846,107
Touchstone Active Bond (Pinnacle IV )	59,504	275,810	623,434
Touchstone Active Bond (Pinnacle II Reduced M&E )	119	69	5,639
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	19,335	48,220	100,791
Touchstone Active Bond (Pinnacle Plus )	6,730	111,769	134,587
Touchstone Active Bond (PinnacleV )	3,114,487	753,788	7,493,945
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	3,039	45,575	116,763
Touchstone GMAB Aggressive ETF (Pinnacle IV )	8,217	178,712	327,647
Touchstone GMAB Aggressive ETF (Pinnacle V )	7,682	78,901	300,331
Touchstone GMAB Conservative ETF (AnnuiChoice II )	6,017	11,292	204,618
Touchstone GMAB Conservative ETF (Pinnacle IV )	14,290	54,504	484,210
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle V )	$13,692	$26,368	$466,114
Touchstone GMAB Moderate ETF (AnnuiChoice II )	2,631	582	26,119
Touchstone GMAB Moderate ETF (Pinnacle IV )	43,896	188,384	492,083
Touchstone GMAB Moderate ETF(Pinnacle V )	74,780	13,689	490,779
Touchstone Large Cap Core Equity (AdvantEdge )	53,379	220,310	311,624
Touchstone Large Cap Core Equity (AnnuiChoice II )	169,799	94,958	620,101
Touchstone Large Cap Core Equity (AnnuiChoice )	53,599	87,145	279,059
Touchstone Large Cap Core Equity (GrandMaster flex3 )	12,128	44,089	98,451
Touchstone Large Cap Core Equity (Grandmaster )	24,277	9,339	104,510
Touchstone Large Cap Core Equity (IQ Advisor Standard )	5	6,038	—
Touchstone Large Cap Core Equity (IQ Annuity )	34,679	39,478	211,884
Touchstone Large Cap Core Equity (Pinnacle )	542,542	1,166,454	3,525,230
Touchstone Large Cap Core Equity (Pinnacle IV )	883,119	497,596	1,585,330
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	43,722	4,322	337,041
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	158,128	105,273	250,750
Touchstone Large Cap Core Equity (Pinnacle Plus )	8,487	136,650	84,461
Touchstone Large Cap Core Equity (PinnacleV )	10,652,859	7,055,799	9,945,999
Touchstone Focused (AdvantEdge )	114,575	165,369	502,241
Touchstone Focused (AnnuiChoice II )	511,372	490,750	2,460,298
Touchstone Focused (AnnuiChoice )	601,337	475,328	2,948,939
Touchstone Focused (GrandMaster flex3 )	431,852	541,362	1,119,753
Touchstone Focused (Grandmaster )	135,670	363,874	686,824
Touchstone Focused (IQ Advisor Standard )	85,866	11,646	122,008
Touchstone Focused (IQ Annuity )	1,333,549	914,973	5,516,206
Touchstone Focused (Pinnacle )	947,528	1,098,955	5,353,293
Touchstone Focused (Pinnacle IV )	766,191	873,081	3,694,129
Touchstone Focused (Pinnacle II Reduced M&E )	107,096	7,162	680,949
Touchstone Focused (Pinnacle Plus Reduced M&E )	341,602	215,470	807,517
Touchstone Focused (Pinnacle Plus )	142,774	583,991	203,491
Touchstone Focused (PinnacleV )	3,671,354	1,726,373	9,303,346
Touchstone Moderate ETF (AdvantEdge )	20,359	370,213	232,898
Touchstone Moderate ETF (AnnuiChoice II )	242,657	161,176	2,182,604
Touchstone Moderate ETF (AnnuiChoice )	158,549	126,586	1,678,685
Touchstone Moderate ETF (GrandMaster flex3 )	71,194	605,691	783,514
Touchstone Moderate ETF (Grandmaster )	20,741	9,843	154,291
Touchstone Moderate ETF (IQ Advisor Enhanced )	3,273	311	35,709
Touchstone Moderate ETF (IQ Advisor Standard )	11,536	820	135,474
Touchstone Moderate ETF (IQ Annuity )	113,236	167,801	1,218,782
Touchstone Moderate ETF (Pinnacle )	22,082	75,464	277,209
Touchstone Moderate ETF (Pinnacle IV )	140,546	197,551	1,046,115
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	12,970	3,200	16,140
Touchstone Moderate ETF (Pinnacle Plus )	20,796	28,945	224,744
Touchstone Moderate ETF (Pinnacle V )	586,106	598,411	3,260,486
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	40,358	165,974	965,602
Fidelity VIP Balanced (Pinnacle II Reduced M&E )	255	80	6,616
Fidelity VIP Balanced (Grandmaster )	53,599	105,322	1,307,412

* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle )	$1,294	$19,104	$66,961
Fidelity VIP Overseas (Pinnacle IV )	888	14,358	43,678
Fidelity VIP Equity-Income (Grandmaster )	857,995	1,157,883	7,951,467
Fidelity VIP Equity-Income (Pinnacle )	169,055	398,385	1,608,858
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	2,633	43,731	—
Fidelity VIP Growth (Grandmaster )	610,110	675,488	3,735,839
Fidelity VIP High Income (Grandmaster )	1,421,865	1,622,212	1,294,027
Fidelity VIP II Asset Manager (Grandmaster )	212,516	597,278	3,219,923
Fidelity VIP II Contrafund (Grandmaster )	905,333	1,871,115	8,670,446
Fidelity VIP II Contrafund (Pinnacle )	639,667	1,097,608	4,143,218
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	3,204	10,713	25,037
Fidelity VIP II Index 500 (Grandmaster )	51,237	551,183	3,701,689
Fidelity VIP II Index 500 (IQ Annuity )	2,846	6,455	109,979
Fidelity VIP II Index 500 (Pinnacle )	32,905	539,108	1,307,398
Fidelity VIP II Index 500 (Pinnacle IV )	2,440	9,397	86,277
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	37	36,517	—
Fidelity VIP II Investment Grade Bond (Pinnacle )	31,839	380,288	1,094,825
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	8,264	68,593	341,150
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )	1,059	483	44,797
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	8,117	13,761	328,236
Fidelity VIP II Investment Grade Bond (AnnuiChoice II )	1,219	2,661	49,265
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	2,385	40,402	95,672
Fidelity VIP II Investment Grade Bond (Grandmaster )	44,448	156,949	1,814,737
Fidelity VIP II Investment Grade Bond (IQ Annuity )	6,580	15,418	272,076
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	3,986	12,670	20,221
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	3	3,776	—
Fidelity VIP Government Money Market (Pinnacle )	766,263	951,039	1,053,060
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E )	80,117	81,041	23,046
Fidelity VIP Government Money Market (Pinnacle IV )	696,362	1,631,245	1,116,802
Fidelity VIP Government Money Market (Pinnacle V )	9,597,962	15,278,946	4,645,685
Fidelity VIP Government Money Market (Pinnacle Plus )	1,205,548	1,689,214	7,332
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E )	624,410	415,952	224,573
Fidelity VIP Government Money Market (Grandmaster )	623,912	1,326,677	1,473,389
Fidelity VIP Government Money Market (Grandmaster flex3 )	749,158	839,374	661,028
Fidelity VIP Government Money Market (AdvantEdge )	1,712,908	2,687,276	544,455
Fidelity VIP Government Money Market (AnnuiChoice )	350,186	467,706	501,006
Fidelity VIP Government Money Market (AnnuiChoice II )	1,044,938	943,222	915,951
Fidelity VIP Government Money Market (IQ Annuity )	324,818	325,016	191,882
Fidelity VIP Government Money Market (IQ3 )	1,578,215	2,476,405	1,822,023
Fidelity VIP Government Money Market (IQ Advisor Standard )	163	188,481	57,434
Fidelity VIP Government Money Market (Varoom GLWB 2)*	4,946	90	4,856
Fidelity VIP Government Money Market (Varoom GLWB 3)*	145,016	759	144,257
Fidelity VIP Government Money Market (Varoom GLWB 5)*	179,927	2,833	177,094
Fidelity VIP Overseas (AnnuiChoice )	1,466	6,666	76,431
Fidelity VIP Overseas (AnnuiChoice II )	385	1,822	23,456
Fidelity VIP Overseas (Grandmaster flex3 )	194	220	493
Fidelity VIP Overseas (Grandmaster )	27,159	100,463	1,868,933
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity )	$286	$5,214	$16,048
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	374	323	24,247
Fidelity VIP Overseas (Pinnacle Plus )	—	193	—
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity )	27,693	21,454	329,607
Fidelity VIP Growth (IQ Annuity )	21,818	17,368	133,132
Fidelity VIP Growth (Pinnacle )	39,864	31,067	251,138
Fidelity VIP Growth (Pinnacle II Reduced M&E )	190	29	1,495
Fidelity VIP High Income (IQ Annuity )	409,331	346,950	284,082
Fidelity VIP II Asset Manager (IQ Annuity )	996	404	12,951
Fidelity VIP II Contrafund (IQ Annuity )	183,233	309,234	930,090
Fidelity VIP III Balanced (IQ Annuity )	4,494	3,784	112,522
Fidelity VIP III Mid Cap (Grandmaster )	54,330	273,625	610,136
Fidelity VIP III Mid Cap (IQ Annuity )	59,147	71,901	710,791
Fidelity VIP III Mid Cap (Pinnacle )	167,602	730,106	2,043,288
Fidelity VIP Overseas (IQ Annuity )	459	891	27,196
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	16,233	17,753	218,524
Fidelity VIP Asset Manager (AdvantEdge )	5,034	2,585	55,979
Fidelity VIP Asset Manager (AnnuiChoice II )	12,274	11,605	120,592
Fidelity VIP Asset Manager (AnnuiChoice )	12,360	3,878	201,423
Fidelity VIP Asset Manager (GrandMaster flex3 )	22,818	12,492	186,675
Fidelity VIP Asset Manager (IQ Advisor Standard )	185	44	3,580
Fidelity VIP Asset Manager (Pinnacle )	1,991	410	30,533
Fidelity VIP Asset Manager (Pinnacle IV )	22,840	21,428	268,636
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	5,092	12,319	57,145
Fidelity VIP Asset Manager (Pinnacle Plus )	426	1,802	6,762
Fidelity VIP Asset Manager (Pinnacle V )	55,620	42,941	460,716
Fidelity VIP Balanced (AdvantEdge )	9,830	38,864	213,282
Fidelity VIP Balanced (AnnuiChoice II )	67,111	100,368	859,824
Fidelity VIP Balanced (AnnuiChoice )	29,568	34,551	496,929
Fidelity VIP Balanced (GrandMaster flex3 )	29,190	26,380	250,522
Fidelity VIP Balanced (Grandmaster )	111,284	169,821	623,409
Fidelity VIP Balanced (IQ3 )	66,723	127,548	758,329
Fidelity VIP Balanced (Pinnacle )	76,123	91,819	408,311
Fidelity VIP Balanced (Pinnacle IV )	78,063	226,840	927,326
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	2,555	3,049	23,705
Fidelity VIP Balanced (Pinnacle Plus )	2,265	46,811	31,804
Fidelity VIP Balanced (Pinnacle V )	196,627	234,526	1,355,860
Fidelity VIP Contrafund (AdvantEdge )	307,801	601,106	2,188,809
Fidelity VIP Contrafund (AnnuiChoice II )	662,314	723,103	3,555,515
Fidelity VIP Contrafund (AnnuiChoice )	337,457	796,287	2,038,389
Fidelity VIP Contrafund (GrandMaster flex3 )	430,970	1,007,354	1,457,168
Fidelity VIP Contrafund (IQ Advisor Standard )	25,618	6,618	140,874
Fidelity VIP Contrafund (IQ3 )	605,618	622,973	3,202,003
Fidelity VIP Contrafund (Pinnacle IV )	672,120	906,775	4,139,632
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	66,727	169,914	371,132
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus )	$45,549	$225,621	$354,240
Fidelity VIP Contrafund (Pinnacle V )	3,124,291	1,750,270	13,847,421
Fidelity VIP Disciplined Small Cap (Advantedge)	31,931	2,461	29,687
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	58,711	19,198	100,457
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	62,931	2,691	159,225
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 )	2,455	634	22,590
Fidelity VIP Disciplined Small Cap (GrandMaster )	105,186	113,544	68,139
Fidelity VIP Disciplined Small Cap (IQ Annuity )	9,154	10,059	58,219
Fidelity VIP Disciplined Small Cap (Pinnacle )	10,190	5,662	119,593
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	30,344	116,079	214,377
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	2,244	18,473	888
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	113	924	—
Fidelity VIP Disciplined Small Cap (Pinnacle V )	856,656	77,491	1,169,077
Fidelity VIP Equity-Income (AnnuiChoice II )	58,261	60,176	375,560
Fidelity VIP Equity-Income (AdvantEdge )	80,006	167,421	678,238
Fidelity VIP Equity-Income (AnnuiChoice )	95,842	93,348	931,029
Fidelity VIP Equity-Income (GrandMaster flex3 )	117,360	144,168	139,958
Fidelity VIP Equity-Income (IQ Advisor Standard )	997	126	11,533
Fidelity VIP Equity-Income (IQ3 )	57,472	93,103	440,297
Fidelity VIP Equity-Income (Pinnacle IV )	98,823	103,090	852,895
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	5,942	2,299	47,922
Fidelity VIP Equity-Income (Pinnacle Plus )	98,589	166,277	201,747
Fidelity VIP Equity-Income (Pinnacle V )	604,012	383,390	1,309,156
Fidelity VIP Freedom 2010 (Advantedge )	4,216	5,952	94,722
Fidelity VIP Freedom 2010 (AnnuiChoice II )	4,759	16,169	108,613
Fidelity VIP Freedom 2010 (GrandMaster )	682	32,905	17,886
Fidelity VIP Freedom 2010 (IQ Annuity )	9,440	9,039	47,676
Fidelity VIP Freedom 2010 (Pinnacle )	542	227	15,113
Fidelity VIP Freedom 2010 (Pinnacle IV )	23,612	27,608	57,633
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E )	507	179	14,508
Fidelity VIP Freedom 2010 (Pinnacle Plus )	263	5,485	3,831
Fidelity VIP Freedom 2010 (Pinnacle V )	15,767	45,181	383,403
Fidelity VIP Freedom 2015 (AdvantEdge )	3,583	8,249	79,237
Fidelity VIP Freedom 2015 (AnnuiChoice II )	79,649	63,186	150,121
Fidelity VIP Freedom 2015 (GrandMaster )	9,389	38	9,352
Fidelity VIP Freedom 2015 (IQ Advisor Standard )	9,085	326,736	—
Fidelity VIP Freedom 2015 (IQ Annuity )	124,448	619,471	38,322
Fidelity VIP Freedom 2015 (Pinnacle IV )	72	111	1,631
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	699	220	18,268
Fidelity VIP Freedom 2015 (Pinnacle Plus )	907	16,487	12,945
Fidelity VIP Freedom 2015 (Pinnacle V )	226,406	125,794	1,334,728
Fidelity VIP Freedom 2020 (AdvantEdge )	7,358	67,796	105,945
Fidelity VIP Freedom 2020 (AnnuiChoice II )	362,808	456,283	586,255
Fidelity VIP Freedom 2020 (AnnuiChoice )	1,191	38,885	—
Fidelity VIP Freedom 2020 (GrandMaster flex3 )	736	1,072	17,266
Fidelity VIP Freedom 2020 (GrandMaster )	1,468	43,989	4,753
Fidelity VIP Freedom 2020 (IQ Annuity )	511,399	132,531	670,155
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle IV )	$2,574	$845	$47,584
Fidelity VIP Freedom 2020 (Pinnacle )	1,150	351	27,636
Fidelity VIP Freedom 2020 (Pinnacle Plus )	786	10,988	10,275
Fidelity VIP Freedom 2020 (Pinnacle V )	237,437	897,478	3,084,203
Fidelity VIP Freedom 2025 (Advantedge)	8,137	7,887	179,151
Fidelity VIP Freedom 2025 (AnnuiChoice II )	328,392	33,784	508,298
Fidelity VIP Freedom 2025 (IQ Annuity )	70,676	109,743	132,074
Fidelity VIP Freedom 2025 (Pinnacle )	207	63	3,705
Fidelity VIP Freedom 2025 (Pinnacle IV )	1,291	452	25,518
Fidelity VIP Freedom 2025 (Pinnacle Plus )	353	5,696	3,419
Fidelity VIP Freedom 2025 (Pinnacle V )	597,331	620,722	2,889,893
Fidelity VIP Freedom 2030 (AnnuiChoice II )	2,250	34,294	15,774
Fidelity VIP Freedom 2030 (Grandmaster )	119	36	2,551
Fidelity VIP Freedom 2030 (IQ Annuity )	22,581	1,917	126,147
Fidelity VIP Freedom 2030 (Pinnacle )	112	31	2,412
Fidelity VIP Freedom 2030 (Pinnacle IV )	20,196	207	20,394
Fidelity VIP Freedom 2030 (Pinnacle V )	17,774	5,414	259,509
Fidelity VIP Growth (AnnuiChoice II )	75,647	18,120	215,666
Fidelity VIP Growth (GrandMaster )	169,110	118,366	572,560
Fidelity VIP Growth (AdvantEdge )	47,665	33,248	102,980
Fidelity VIP Growth (AnnuiChoice )	44,418	57,063	372,524
Fidelity VIP Growth (GrandMaster flex3 )	16,986	89,302	96,636
Fidelity VIP Growth (IQ Advisor Standard )	667	6,728	—
Fidelity VIP Growth (IQ3 )	50,790	47,264	332,507
Fidelity VIP Growth (Pinnacle )	83,549	98,405	280,154
Fidelity VIP Growth (Pinnacle IV )	90,403	203,902	571,641
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	5,898	33,951	30,010
Fidelity VIP Growth (Pinnacle Plus )	41,796	1,338	40,581
Fidelity VIP Growth (Pinnacle V )	1,319,568	363,343	2,789,716
Fidelity VIP High Income (AdvantEdge )	2,597,655	1,987,347	1,092,358
Fidelity VIP High Income (AnnuiChoice II )	1,199,276	941,362	760,498
Fidelity VIP High Income (AnnuiChoice )	74,328	32,957	351,387
Fidelity VIP High Income (GrandMaster flex3 )	17,147,447	15,047,265	8,265,232
Fidelity VIP High Income (IQ Advisor Standard )	178	120	3,869
Fidelity VIP High Income (IQ3 )	1,916,826	1,497,352	1,192,055
Fidelity VIP High Income (Pinnacle )	7,576,675	6,399,818	4,097,891
Fidelity VIP High Income (Pinnacle IV )	313,943	431,533	276,048
Fidelity VIP High Income (Pinnacle II Reduced M&E )	372,054	731,324	—
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	1,739	1,063	15,883
Fidelity VIP High Income (Pinnacle Plus )	1,006	13,519	20,792
Fidelity VIP High Income (Pinnacle V )	275,145	2,025,395	1,181,657
Fidelity VIP II Index 500 (Pinnacle )	41,856	115,691	808,510
Fidelity VIP II Index 500 (Pinnacle IV )	86,951	696,400	4,345,195
Fidelity VIP II Index 500 (Pinnacle V )	2,294,784	1,612,960	17,155,195
Fidelity VIP Index 500 (AdvantEdge )	125,614	451,062	961,819
Fidelity VIP Index 500 (AnnuiChoice II )	1,341,019	842,043	3,505,749
Fidelity VIP Index 500 (AnnuiChoice )	45,562	126,637	866,379
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Grandmaster flex3 )	$272,986	$97,471	$460,907
Fidelity VIP Index 500 (Grandmaster )	145,257	329,833	2,078,511
Fidelity VIP Index 500 (IQ Advisor Standard )	61,653	8,013	127,145
Fidelity VIP Index 500 (IQ3 )	360,550	125,799	1,029,444
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	65,502	82,676	196,424
Fidelity VIP Index 500 (Pinnacle Plus )	5,729	210,265	279,130
Fidelity VIP Investment Grade Bond (AdvantEdge )	478,970	257,604	1,788,453
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	1,057,342	597,644	3,881,924
Fidelity VIP Investment Grade Bond (AnnuiChoice )	169,051	142,888	1,501,238
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	300,120	248,066	498,262
Fidelity VIP Investment Grade Bond (GrandMaster )	136,761	248,546	857,347
Fidelity VIP Investment Grade Bond (IQ Advisor Standard )	1,487	126,892	59,975
Fidelity VIP Investment Grade Bond (IQ3 )	173,996	305,947	1,080,957
Fidelity VIP Investment Grade Bond (Pinnacle )	115,056	39,761	1,389,169
Fidelity VIP Investment Grade Bond (Pinnacle IV )	125,074	62,659	416,406
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	16,590	17,614	8,570
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	9,720	8,322	71,588
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	5,954	97,426	122,238
Fidelity VIP Investment Grade Bond (Pinnacle V )	6,287,030	1,122,164	18,495,363
Fidelity VIP Mid Cap (AdvantEdge )	85,639	84,645	256,879
Fidelity VIP Mid Cap (AnnuiChoice II )	186,940	160,195	728,661
Fidelity VIP Mid Cap (AnnuiChoice )	68,695	88,866	795,655
Fidelity VIP Mid Cap (GrandMaster flex3 )	37,123	58,302	316,349
Fidelity VIP Mid Cap (Grandmaster )	65,511	310,740	369,682
Fidelity VIP Mid Cap (IQ Advisor Standard )	51,172	7,845	159,577
Fidelity VIP Mid Cap (IQ Annuity )	416,900	444,542	1,831,840
Fidelity VIP Mid Cap (Pinnacle )	41,854	68,993	493,689
Fidelity VIP Mid Cap (Pinnacle IV )	185,161	560,748	1,742,388
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	34,458	13,127	243,253
Fidelity VIP Mid Cap (Pinnacle Plus )	134,820	200,700	103,427
Fidelity VIP Mid Cap (Pinnacle V )	597,929	562,632	1,932,127
Fidelity VIP Overseas (AdvantEdge )	30,165	104,814	338,596
Fidelity VIP Overseas (AnnuiChoice II )	8,476	50,238	216,317
Fidelity VIP Overseas (AnnuiChoice )	20,423	24,257	320,384
Fidelity VIP Overseas (GrandMaster flex3 )	8,223	48,749	150,846
Fidelity VIP Overseas (GrandMaster )	74,368	113,181	355,030
Fidelity VIP Overseas (IQ Advisor Standard )	223	4,001	3,399
Fidelity VIP Overseas (IQ3 )	40,009	252,132	230,799
Fidelity VIP Overseas (Pinnacle )	5,093	22,145	331,144
Fidelity VIP Overseas (Pinnacle IV )	30,321	66,603	273,759
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	65,256	63,837	103,343
Fidelity VIP Overseas (Pinnacle Plus )	10,576	72,423	72,793
Fidelity VIP Overseas (Pinnacle V )	224,552	164,891	971,085
Fidelity VIP Target Volatility (AdvantEdge )	132,900	5,332	242,472
Fidelity VIP Target Volatility (AnnuiChoice II )	34,016	74,618	633,772
Fidelity VIP Target Volatility (GrandMaster )	1,118	2,778	63,414
Fidelity VIP Target Volatility (Pinnacle IV )	339	997	19,269
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (Pinnacle V )	$1,004,263	$77,737	$1,811,070
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	94,827	12,208	170,292
Columbia VIT Mid Cap Value (AnnuiChoice II )	21,920	23,318	90,845
Columbia VIT Mid Cap Value (Annuichoice )	57,018	179,219	194,625
Columbia VIT Mid Cap Value (Grandmaster flex3 )	61,697	453,843	97,960
Columbia VIT Mid Cap Value (Grandmaster )	27,101	14,361	108,941
Columbia VIT Mid Cap Value (Pinnacle )	8,484	150,100	95,275
Columbia VIT Mid Cap Value (Pinnacle IV )	72,358	123,537	185,688
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	14,836	857	18,768
Columbia VIT Mid Cap Value (Pinnacle Plus )	127,313	143,387	82,217
Columbia VIT Mid Cap Value (Pinnacle V )	402,471	191,645	658,501
Franklin Growth and Income VIP Fund (Pinnacle )	210,801	469,195	1,483,649
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	760	105	6,415
Franklin Income VIP Fund (Pinnacle )	307,671	954,278	4,726,481
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	45,351	50,315	241,011
JP Morgan IT Mid Cap Value (AnnuiChoice )	7,035	53,857	58,540
JP Morgan IT Mid Cap Value (Grandmaster )	4,971	46,133	27,912
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	7,852	25,642	66,240
JP Morgan IT Mid Cap Value (IQ3 )	3,875	13,117	37,225
JP Morgan IT Mid Cap Value (Pinnacle )	4,968	1,262	46,706
JP Morgan IT Mid Cap Value (Pinnacle IV )	15,650	19,336	151,886
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	2,408	3,645	39,319
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	2,023	6,276	35,800
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	86	21	1,590
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	1,943	551	31,991
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	4,331	1,221	77,755
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	96,399	108,244	358,077
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	34,841	45,681	21,397
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,987	2,635	57,051
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	2,805	17,841	114,512
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	184	570	7,306
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	1,686	4,874	69,423
Morgan Stanley UIF U.S. Real Estate (IQ3 )	5,838	56,508	241,341
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	209,261	372,060	879,619
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	8,926	253,808	247,153
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	145,163	19,896	367,397
American Funds Managed Risk Asset Allocation (AnnuiChoice )	7,586	548	13,743
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	53,515	43,444	367,525
American Funds Managed Risk Asset Allocation (GrandMaster )	42,078	11,215	30,897
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	13,675	1,083	32,250
American Funds Managed Risk Asset Allocation (Pinnacle IV )	38,308	9,330	137,220
American Funds Managed Risk Asset Allocation (Pinnacle V )	1,545,625	246,851	3,019,774
Columbia VIT Small Cap Value (AdvantEdge )	25,598	117,520	153,074
Columbia VIT Small Cap Value (AnnuiChoice II )	209,572	87,420	601,184
Columbia VIT Small Cap Value (AnnuiChoice )	14,452	12,934	130,249
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value (Grandmaster flex3 )	$27,176	$522	$40,431
Columbia VIT Small Cap Value (Grandmaster )	4,615	1,385	33,667
Columbia VIT Small Cap Value (Pinnacle Plus )	47,144	46,220	58,435
Columbia VIT Small Cap Value (Pinnacle )	55,736	4,022	68,755
Columbia VIT Small Cap Value (Pinnacle IV )	9,933	1,757	29,986
Columbia VIT Small Cap Value (Pinnacle V )	481,418	278,187	1,953,438
Franklin Growth and Income VIP Fund (AdvantEdge )	169,899	76,476	153,575
Franklin Growth and Income VIP Fund (AnnuiChoice )	107,462	303,970	777,515
Franklin Growth and Income VIP Fund (AnnuiChoice II )	49,280	139,655	250,617
Franklin Growth and Income VIP Fund (Grandmaster )	113,051	74,062	456,048
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	71,447	300,722	341,805
Franklin Growth and Income VIP Fund (IQ Annuity )	282,741	223,224	1,178,632
Franklin Growth and Income VIP Fund (Pinnacle )	86,278	66,940	657,979
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	5	1	39
Franklin Growth and Income VIP Fund (Pinnacle IV )	158,908	205,605	869,826
Franklin Growth and Income VIP Fund (Pinnacle Plus )	29,187	199,771	149,666
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	102,575	104,049	210,119
Franklin Growth and Income VIP Fund (Pinnacle V )	559,854	159,416	1,620,534
Franklin Income VIP Fund (AdvantEdge )	79,830	16,580	335,668
Franklin Income VIP Fund (AnnuiChoice )	104,075	182,833	1,099,123
Franklin Income VIP Fund (AnnuiChoice II )	469,102	407,931	7,744,605
Franklin Income VIP Fund (Grandmaster )	93,749	241,019	917,957
Franklin Income VIP Fund (GrandMaster flex3 )	246,253	350,560	2,021,713
Franklin Income VIP Fund (IQ Advisor Standard )	180	20	3,577
Franklin Income VIP Fund (IQ Annuity )	103,438	343,900	1,217,461
Franklin Income VIP Fund (Pinnacle IV )	183,220	329,803	2,236,608
Franklin Income VIP Fund (Pinnacle Plus )	392,367	533,840	304,275
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	191,061	156,124	451,040
Franklin Income VIP Fund (Pinnacle V )	1,816,462	769,362	5,121,000
Franklin Large Cap Growth VIP Fund (AdvantEdge )	49,707	412,097	684,430
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	75,553	105,240	66,582
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	46,605	290,162	316,644
Franklin Large Cap Growth VIP Fund (Grandmaster )	40,389	40,476	42,800
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	42,202	65,157	109,852
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard )	—	17,849	—
Franklin Large Cap Growth VIP Fund (IQ Annuity )	3,368	6,673	187,364
Franklin Large Cap Growth VIP Fund (Pinnacle )	3,450	12,009	89,876
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	52,595	150,500	305,279
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	406,053	623,170	166,875
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	97,497	25,885	164,569
Franklin Large Cap Growth VIP Fund (Pinnacle V )	596,229	236,631	1,826,689
Franklin Mutual Shares VIP Fund (AdvantEdge )	179,806	453,953	1,309,802
Franklin Mutual Shares VIP Fund (AnnuiChoice )	55,338	55,864	401,013
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	692,720	440,500	2,796,846
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	93,653	84,511	758,057
Franklin Mutual Shares VIP Fund (IQ Annuity )	47,852	104,078	399,465
Franklin Mutual Shares VIP Fund (Pinnacle )	59,170	233,387	517,640
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )	$788	$1,090	$6,929
Franklin Mutual Shares VIP Fund (Pinnacle IV )	146,999	247,997	1,116,792
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	28,613	145,194	203,802
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	140,004	103,966	302,458
Franklin Mutual Shares VIP Fund (Pinnacle V )	3,036,594	765,839	11,237,238
Franklin Mutual Shares VIP Fund(Grandmaster )	70,332	196,233	477,122
Franklin Small Cap Value VIP Fund (AdvantEdge )	83,255	14,716	177,665
Franklin Small Cap Value VIP Fund (Annuichoice )	11,674	9,127	67,484
Franklin Small Cap Value VIP Fund (Annuichoice II )	62,403	43,199	275,462
Franklin Small Cap Value VIP Fund (Grandmaster )	125,486	54,751	80,390
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	39,281	36,126	52,659
Franklin Small Cap Value VIP Fund (IQ Annuuity )	20,318	44,959	31,515
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	15,003	426	31,982
Franklin Small Cap Value VIP Fund (Pinnacle )	101,300	77,584	57,555
Franklin Small Cap Value VIP Fund (Pinnacle IV )	20,822	6,237	30,014
Franklin Small Cap Value VIP Fund (Pinnacle V )	599,812	404,306	1,112,270
Invesco VI American Franchise (AdvantEdge )	589	421	3,301
Invesco VI American Franchise (AnnuiChoice )	663	307	4,123
Invesco VI American Franchise (AnnuiChoice II )	8,103	2,024	43,254
Invesco VI American Franchise (Grandmaster )	253	334	2,491
Invesco VI American Franchise (GrandMaster flex3 )	1,309	8,733	5,948
Invesco VI American Franchise (IQ Advisor Standard )	314	81	2,767
Invesco VI American Franchise (IQ Annuity )	24,339	20,315	172,765
Invesco VI American Franchise (Pinnacle )	50,279	37,933	71,517
Invesco VI American Franchise (Pinnacle IV )	28,754	81,508	110,458
Invesco VI American Franchise (Pinnacle Plus )	2,301	1,189	16,408
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	2,086	177	14,209
Invesco VI American Franchise (Pinnacle V )	224,584	248,395	997,648
Invesco VI American Value (AdvantEdge )	40,592	89,517	114,509
Invesco VI American Value (AnnuiChoice )	6,490	10,642	16,004
Invesco VI American Value (AnnuiChoice II )	260,660	108,461	677,463
Invesco VI American Value (Grandmaster )	3,014	16,101	61,242
Invesco VI American Value (Grandmaster flex3 )	1,711	11,136	1,763
Invesco VI American Value (IQ Annuity )	6,971	20,447	62,322
Invesco VI American Value (Pinnacle )	2,472	5,677	49,765
Invesco VI American Value (Pinnacle IV )	8,660	42,280	70,207
Invesco VI American Value (Pinnacle Plus Reduced M&E )	462	14,439	8,754
Invesco VI American Value (Pinnacle V )	2,259,082	1,151,602	3,556,661
Invesco VI Comstock (AdvantEdge )	37,153	149,768	299,335
Invesco VI Comstock (AnnuiChoice )	41,568	82,276	230,294
Invesco VI Comstock (AnnuiChoice II )	347,160	255,898	1,221,420
Invesco VI Comstock (Grandmaster )	17,595	6,797	196,334
Invesco VI Comstock (GrandMaster flex3 )	6,397	3,800	64,603
Invesco VI Comstock (IQ Advisor Standard )	456	20	3,598
Invesco VI Comstock (IQ Annuity )	36,254	123,705	248,369
Invesco VI Comstock (Pinnacle )	11,290	15,924	97,255
Invesco VI Comstock (Pinnacle IV )	20,842	22,376	177,981
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle Plus )	$—	$16,626	$—
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	3,379	2,780	38,508
Invesco VI Comstock (Pinnacle V )	2,940,209	1,096,024	6,945,454
Invesco VI International Growth Class II (Advantedge)	112,181	10,892	354,848
Invesco VI International Growth Class II (IQ Advisor Enhanced )	135,543	32,325	518,803
Invesco VI International Growth Class II (Pinnacle )	4,436	3,855	47,200
Invesco VI International Growth Class II (Pinnacle Plus )	42,270	93,456	81,707
Invesco VI International Growth Class II (Pinnacle V )	691,500	119,940	2,220,113
Invesco VI International Growth II (Annuichoice)	4,219	7,056	155,961
Invesco VI International Growth II (Grandmaster )	3,624	5,171	17,116
Invesco VI International Growth II (Grandmaster flex3 )	59	78	5,174
Invesco VI Mid Cap Growth II (Annuichoice II )*	935	1	934
Invesco VI Mid Cap Growth II (Pinnacle IV )*	7,440	7	7,433
Invesco VI Mid Cap Growth II (Pinnacle V )*	97,924	8,378	88,776
Templeton Foreign VIP Fund (IQ Annuity )	27,500	66,076	254,754
Templeton Foreign VIP Fund (Pinnacle )	17,062	39,962	503,998
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E )	536	11,300	3,646
Templeton Foreign VIP Fund (Pinnacle IV )	61,789	193,348	535,345
Templeton Foreign VIP Fund (Pinnacle V )	1,253,620	281,113	4,790,254
Templeton Foreign VIP Fund (AnnuiChoice )	18,810	38,472	348,181
Templeton Foreign VIP Fund (AnnuiChoice II )	264,717	97,069	1,173,160
Templeton Foriegn VIP Fund (AdvantEdge )	47,504	218,850	576,467
Templeton Foriegn VIP Fund (Grandmaster )	24,917	57,947	314,783
Templeton Foriegn VIP Fund (GrandMaster flex3 )	23,898	91,646	268,089
Templeton Foriegn VIP Fund (IQ Advisor Standard )	2,045	12,399	66,151
Templeton Foriegn VIP Fund (Pinnacle Plus )	4,925	46,083	125,348
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E )	12,559	3,642	165,506
Templeton Global Bond VIP Fund (Pinnacle )	60	55,896	22,993
Templeton Global Bond VIP Fund (Grandmaster )	8,364	34,418	374,344
Templeton Global Bond VIP Fund (GrandMaster flex3 )	5,185	21,503	67,548
Templeton Global Bond VIP Fund (Pinnacle V )	3,294	148,074	877,417
Templeton Global Bond VIP Fund (Advantedge )	26	25,701	12,947
Templeton Global Bond VIP Fund (Pinnacle IV )	310,632	259,646	3,607,390
Templeton Global Bond VIP Fund (Annuichoice )	271	31,328	111,055
Templeton Global Bond VIP Fund (AnnuiChoice II )	5,198	29,601	85,419
Templeton Growth VIP Fund (AdvantEdge )	12,320	19,505	116,593
Templeton Growth VIP Fund (AnnuiChoice )	27,306	7,432	241,908
Templeton Growth VIP Fund (AnnuiChoice II )	20,290	60,560	126,913
Templeton Growth VIP Fund (Grandmaster )	17,651	10,920	201,581
Templeton Growth VIP Fund (GrandMaster flex3 )	27,034	77,775	294,067
Templeton Growth VIP Fund (IQ Annuity )	33,442	91,637	266,981
Templeton Growth VIP Fund (Pinnacle )	44,434	76,504	502,179
Templeton Growth VIP Fund (Pinnacle IV )	58,274	102,574	470,800
Templeton Growth VIP Fund (Pinnacle Plus )	13,177	118,684	80,562
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	98,981	39,306	176,989
Templeton Growth VIP Fund (Pinnacle V )	71,484	100,302	924,165
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	70,015	78,266	323,539
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	7,221	15,849	91,537

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	$11,209	$29,551	$97,477
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3 )	88,477	48,508	150,675
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	50,286	46,446	63,685
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	42,752	34,121	164,738
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	31,307	65,046	157,269
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	2,698	6,279	48,214
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	1,872	13,021	14,903
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	580,435	201,822	680,953
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	36,931	99,213	354,318
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	82,789	12,276	236,907
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	19,168	51,153	224,004
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	20,162	12,781	151,732
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	229,882	31,619	364,201
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard )	72,305	3,812	73,221
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	82,271	71,515	243,483
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	89,642	48,878	368,174
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	66,716	114,313	430,607
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	1,374	135,355	55,308
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	59,825	38,083	55,597
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	362,825	243,470	1,472,811
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	12,509	61,282	105,480
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	21,267	15,105	76,715
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	21,120	137,794	262,482
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	6,647	25,484	144,722
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	87,056	82,240	336,435
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	124,996	123,433	195,279
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	17,889	45,001	90,121
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard )	1	6,120	—
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	41,010	40,898	153,306
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	17,253	85,947	397,342
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	815,405	295,083	2,747,666
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	10,058	13,444	120,892
BlackRock Capital Appreciation VI (AnnuiChoice II)	84,144	56,193	757,329
BlackRock Capital Appreciation VI (Annuichoice )	1,305	16,755	52,544
BlackRock Capital Appreciation VI (Grandmaster flex3 )	4,701	2,172	34,821
BlackRock Capital Appreciation VI Class III (Grandmaster )	1,736	114,068	33,750
BlackRock Capital Appreciation VI Class III (Pinnacle )	1,077	1,850	39,965
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	6,454	3,447	108,291
BlackRock Capital Appreciation VI Class III (Pinnacle V )	1,897,870	296,790	4,170,490
BlackRock Global Allocation VI (Advantedge )	1,180	196,153	34,225
BlackRock Global Allocation VI (AnnuiChoice II)	91,295	66,656	957,241
BlackRock Global Allocation VI (Annuichoice )	3,026	30,041	152,190
BlackRock Global Allocation VI (Grandmaster flex3 )	13,800	68,235	129,079
BlackRock Global Allocation VI (Grandmaster )	12,061	3,068	84,181
BlackRock Global Allocation VI Class III (Pinnacle )	3,714	84,061	13,256
BlackRock Global Allocation VI Class III (Pinnacle IV )	39,460	20,663	382,027
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E )	$—	$15,346	$—
BlackRock Global Allocation VI Class III (Pinnacle V )	73,233	48,508	432,036
BlackRock High Yield VI Class III (Annuichoice )*	6,810	96	6,715
BlackRock High Yield VI Class III (AnnuiChoice II)*	50	—	50
BlackRock High Yield VI Class III (Pinnacle V )*	26,344	695	25,657
BlackRock Total Return VI Class III (AnnuiChoice II)*	66,091	692	65,403
BlackRock Total Return VI Class III (Pinnacle )*	36,514	403	36,108
BlackRock Total Return VI Class III (Pinnacle V )*	257,954	41,704	215,698
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	38,091	35,187	422,716
TOPS Managed Risk Moderate Growth ETF (Pinnacle V )	251	876	17,960
TOPS Managed Risk Moderate Growth ETF (Annuichoice )	—	5,923	—
TOPS Managed Risk Moderate Growth ETF (Advantedge )	134,449	8,985	304,745
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	2,900,086	1,721,962	2,813,618
TOPS Managed Risk Moderate Growth ETF (Grandmaster )	8,806	544	8,262
Non-Affiliated Class 4:
American Funds Bond (Pinnacle V )*	604,567	6,414	598,164
American Funds Capital Income Builder (Pinnacle )	8,708	1,718	6,982
American Funds Capital Income Builder (Pinnacle IV )	17,566	1,724	16,255
American Funds Capital Income Builder (Pinnacle V )	280,971	26,784	317,319
American Funds Capital Income Builder (AnnuiChoice )	6,825	95	6,730
American Funds Capital Income Builder (AnnuiChoice II )	65,573	3,349	68,519
American Funds Global Growth (AdvantEdge )	8,440	92,368	55,325
American Funds Global Growth (AnnuiChoice )	90,971	35,027	383,924
American Funds Global Growth (AnnuiChoice II )	28,317	24,011	154,669
American Funds Global Growth (GrandMaster )	89,152	97,556	1,018,148
American Funds Global Growth (GrandMaster flex3 )	15,343	111,252	36,854
American Funds Global Growth (Pinnacle )	3,247	27,686	13,774
American Funds Global Growth (Pinnacle IV )	234,055	288,800	2,469,350
American Funds Global Growth (Pinnacle V )	826,953	541,776	6,877,836
American Funds Growth (AdvantEdge )	196,628	19,279	220,272
American Funds Growth (AnnuiChoice )	25,225	14,432	28,502
American Funds Growth (AnnuiChoice II )	13,551	8,156	128,412
American Funds Growth (GrandMaster )	4,656	6,223	26,337
American Funds Growth (GrandMaster flex3 )	1,065	191	13,025
American Funds Growth (Pinnacle )	3,093	3,135	32,440
American Funds Growth (Pinnacle IV )	21,532	7,581	105,826
American Funds Growth (Pinnacle V )	1,305,999	186,216	1,819,158
American Funds Growth-Income (AdvantEdge )	20,608	89,422	124,439
American Funds Growth-Income (AnnuiChoice )	232,000	31,719	680,905
American Funds Growth-Income (AnnuiChoice II )	140,236	20,213	257,466
American Funds Growth-Income (GrandMaster )	152,199	102,487	1,286,342
American Funds Growth-Income (GrandMaster flex3 )	482,238	34,516	601,042
American Funds Growth-Income (Pinnacle )	146,489	2,701	146,665
American Funds Growth-Income (Pinnacle IV )	521,218	365,518	3,379,219
American Funds Growth-Income (Pinnacle V )	2,195,054	637,483	9,776,986
American Funds New World (AdvantEdge )	505	16,745	22,667
American Funds New World (AnnuiChoice )	33	52	6,541
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 4 (continued):
American Funds New World (AnnuiChoice II )	$50,025	$7,026	$56,786
American Funds New World (GrandMaster )	1,720	26,851	3,904
American Funds New World (GrandMaster flex3 )	3,762	4,898	30,880
American Funds New World (Pinnacle )	8	25,050	—
American Funds New World (Pinnacle IV )	2,349	7,580	38,346
American Funds New World (Pinnacle V )	191,088	57,916	204,444
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	74,065	60,297	398,953
Deutsche Small Cap Index VIP (Pinnacle IV )	2,060	519	19,610
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	20,904	66	20,842
Deutsche Small Cap Index (AnnuiChoice II )	27,701	9,902	131,476
Deutsche Small Cap Index (AnnuiChoice )	8,354	32,248	77,813
Deutsche Small Cap Index (GrandMaster flex3 )	20,828	7,302	69,592
Deutsche Small Cap Index (Grandmaster )	13,140	18,277	120,596
Deutsche Small Cap Index (IQ3 )	13,424	35,259	81,355
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	729	630	9,566
Deutsche Small Cap Index (Pinnacle Plus )	5,222	23,785	36,705
Deutsche Small Cap Index VIP (Pinnacle IV )	21,225	37,907	230,385
Deutsche Small Cap Index VIP (Pinnacle V )	411,958	67,555	673,470
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	46,974	26,057	94,676
Pimco VIT All Asset (IQ Annuity )	69,863	39,852	342,089
Pimco VIT All Asset (Pinnacle )	31,657	3,258	176,168
Pimco VIT All Asset (Pinnacle II Reduced M&E )	41,119	56,456	—
Pimco VIT All Asset (AnnuiChoice II )	8,779	26,729	143,201
Pimco VIT All Asset (AnnuiChoice )	720	21,789	24,442
Pimco VIT All Asset (GrandMaster flex3 )	102,759	15,503	206,669
Pimco VIT All Asset (Grandmaster )	60,492	56,050	123,171
Pimco VIT All Asset (Pinnacle IV )	25,717	19,044	160,003
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	307	154	11,716
Pimco VIT All Asset (Pinnacle Plus )	10,412	17	10,395
Pimco VIT All Asset (Pinnacle V )	630,573	234,734	581,393
Pimco VIT Foreign Bond (AnnuiChoice )*	2,577	5	2,572
Pimco VIT Foreign Bond (Pinnacle V )*	10,105	36	10,070
Pimco VIT Commodity Real Return (Pinnacle )	11,581	5,147	21,333
Pimco VIT Commodity Real Return (Pinnacle IV )	5,772	20,018	66,441
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E )	16,426	18,057	1,560
Pimco VIT Commodity Real Return (Pinnacle V )	859,176	470,184	1,511,879
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	46,225	59,536	440,764
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	93,504	36,302	339,834
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	417	20,019	13,925
Pimco VIT Commodity Real Return Strategy (Grandmaster )	24,441	25,023	28,096
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	74,583	6,301	157,881
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	40,744	19,621	66,402
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	2,555	2,599	4,961
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	111	2,723	17,827
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Long Term Government (IQ Annuity )	$13,068	$1,872	$12,438
Pimco VIT Long Term Government (Pinnacle )	127,095	131,254	28,084
Pimco VIT Long Term Government (GrandMaster flex3 )	65	67	—
Pimco VIT Long Term Government (Pinnacle V )	71,355	4,561	74,578
Pimco VIT Long Term Government (AdvantEdge )	70,906	68,671	—
Pimco VIT Long Term Government (Pinnacle IV )	1,151,902	1,005,229	317,741
Pimco VIT Long Term Government (Annuichoice )	21,236	31,491	19,181
Pimco VIT Long Term Government (AnnuiChoice II )	29,469	11,945	47,742
Pimco VIT Low Duration (AnnuiChoice II )	949,370	1,371,836	1,147,031
Pimco VIT Low Duration (AnnuiChoice )	1,428	56,004	63,594
Pimco VIT Low Duration (GrandMaster flex3 )	12,619,072	17,146,600	414,506
Pimco VIT Low Duration (Grandmaster )	1,112,094	1,407,517	321,976
Pimco VIT Low Duration (IQ Annuity )	820,983	1,434,920	212,484
Pimco VIT Low Duration (Pinnacle )	5,707,162	7,751,598	122,646
Pimco VIT Low Duration (Pinnacle IV )	449,154	479,523	168,989
Pimco VIT Low Duration (Pinnacle II Reduced M&E )	183,023	373,885	—
Pimco VIT Low Duration (AdvantEdge )	1,018	1,289	75,484
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	12,519	12,314	37,691
Pimco VIT Low Duration (Pinnacle Plus )	516	12,735	29,134
Pimco VIT Low Duration (Pinnacle V )	2,854,729	985,195	2,843,920
Pimco VIT Real Return (Pinnacle IV )	4,373	30,435	123,267
Pimco VIT Real Return (AdvantEdge )	1,191	24,210	30,209
Pimco VIT Real Return (AnnuiChoice II )	8,156	20,926	281,280
Pimco VIT Real Return (AnnuiChoice )	2,836	11,177	129,727
Pimco VIT Real Return (GrandMaster flex3 )	938	15,606	36,653
Pimco VIT Real Return (Grandmaster )	1,656	1,536	86,865
Pimco VIT Real Return (IQ Annuity )	12,191	2,601	136,076
Pimco VIT Real Return (Pinnacle )	410	918	19,260
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	628	758	29,835
Pimco VIT Real Return (Pinnacle Plus )	43,517	1,536	47,983
Pimco VIT Real Return (Pinnacle V )	65,409	59,289	405,510
Pimco VIT Total Return (Pinnacle V )	5,034,790	2,522,962	27,464,524
Pimco VIT Total Return (AdvantEdge )	325,372	1,546,718	5,158,888
Pimco VIT Total Return (AnnuiChoice II )	889,185	544,334	4,588,244
Pimco VIT Total Return (AnnuiChoice )	40,744	94,979	559,639
Pimco VIT Total Return (GrandMaster flex3 )	63,341	96,265	416,484
Pimco VIT Total Return (Grandmaster )	48,054	83,088	502,661
Pimco VIT Total Return (IQ Annuity )	23,560	141,467	872,898
Pimco VIT Total Return (Pinnacle )	22,335	167,049	901,526
Pimco VIT Total Return (Pinnacle IV )	116,402	206,140	579,613
Pimco VIT Total Return (Pinnacle II Reduced M&E )	80	14,801	—
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	38,744	52,583	72,021
Pimco VIT Total Return (Pinnacle Plus )	212,927	358,494	318,274
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle )	6,717	18,558	1,448
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV )	241	5,428	3,567
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Pinnacle V )	$70,175	$46,531	$423,640
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	45,389	37,615	228,363
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	10,837	12,100	68,080
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )	1,546	24,965	23,589
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	813	13,625	8,037
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	315	142	9,885
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	28,490	65,867	52,570
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	8,043	19,319	128,118
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	12	2,257	11,797
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	6	1,646	4,125
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	50	39,579	12,486
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	26	15,969	23,727
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	—	8	315
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	1,710	6,381	42,896
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	7,722	797	7,019
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	25	8,137	17,478
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	19,367	56,592	145,991
Guggenheim VT Long Short Equity (AdvantEdge )	21,763	18,115	24,457
Guggenheim VT Long Short Equity (AnnuiChoice II )	1,435	10,238	55,439
Guggenheim VT Long Short Equity (AnnuiChoice )	727	770	67,745
Guggenheim VT Long Short Equity (GrandMaster flex3 )	—	135	9,005
Guggenheim VT Long Short Equity (Grandmaster )	—	233	2,143
Guggenheim VT Long Short Equity (IQ Annuity )	85	11,622	32,867
Guggenheim VT Long Short Equity (Pinnacle )	2	9,255	334
Guggenheim VT Long Short Equity (Pinnacle IV )	854	12,367	19,274
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	—	438	4,317
Guggenheim VT Long Short Equity (Pinnacle Plus )	—	142	7,413
Guggenheim VT Long Short Equity (Pinnacle V )	5,471	20,980	66,290
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)	2,665	7,043	117,206
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	63,244	85,105	545,407
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	1,256	821	42,328
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	186,380	130,658	878,451
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	28,979	29,879	254,663
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	461	358	18,456
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	194,101	58,901	927,913
iShares TIPS Bond ETF (Varoom)	1,255	2,439	86,919
iShares TIPS Bond ETF (Varoom GLWB 2)	2,421	13,534	39,293
iShares TIPS Bond ETF (Varoom GLWB 3)	67	146	3,914
iShares TIPS Bond ETF (Varoom GLWB 5)	12,879	7,374	95,187
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	870	279	17,528
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,543	11,377	24,075
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	310,882	6,848	378,882
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	27,776	34,770	255,630
iShares S&P 500 Growth ETF (Varoom)	2,809	21,395	103,491
iShares S&P 500 Growth ETF (Varoom GLWB 1)	44,059	95,568	415,995
iShares S&P 500 Growth ETF (Varoom GLWB 2)	2,569	5,782	31,200
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares S&P 500 Growth ETF (Varoom GLWB 3)	$144,890	$12,283	$225,256
iShares S&P 500 Growth ETF (Varoom GLWB 4)	1,072,158	331,654	5,075,269
iShares S&P 500 Growth ETF (Varoom GLWB 5)	17,675	8,924	118,589
iShares Core S&P 500 Index ETF (Varoom)	99,364	36,913	357,332
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	485,148	1,591,402	5,178,748
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	34,570	104,993	512,182
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	312,377	199,944	1,069,545
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	9,484,327	2,795,962	47,350,403
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	411,212	276,984	2,541,725
iShares S&P 500 Value ETF (Varoom)	31,504	16,542	73,387
iShares S&P 500 Value ETF (Varoom GLWB 1)	18,442	106,349	260,137
iShares S&P 500 Value ETF (Varoom GLWB 2)	1,284	3,982	28,821
iShares S&P 500 Value ETF (Varoom GLWB 3)	194,438	10,894	316,702
iShares S&P 500 Value ETF (Varoom GLWB 4)	312,502	233,059	1,975,310
iShares S&P 500 Value ETF (Varoom GLWB 5)	38,377	37,564	139,105
iShares Core S&P MidCap Index ETF (Varoom)	33,686	24,546	160,545
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	152,528	586,318	1,442,289
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	40,895	88,307	211,269
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	250,345	55,371	475,211
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	2,458,528	1,325,924	13,420,012
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	170,535	131,118	606,319
iShares Core S&P Small Cap Index ETF (Varoom)	16,858	22,059	116,444
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	80,758	337,356	701,395
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	8,945	35,846	103,425
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	197,607	31,299	340,662
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	1,171,087	877,810	6,484,378
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	170,150	129,528	539,762
iShares International Treasury Bond (Varoom)	17,289	2,397	44,241
iShares International Treasury Bond (Varoom GLWB 1)	112,161	230,714	1,167,695
iShares International Treasury Bond (Varoom GLWB 2)	1,456	3,712	18,342
iShares International Treasury Bond (Varoom GLWB 3)	36,635	22,191	45,214
iShares International Treasury Bond (Varoom GLWB 4)	1,753,770	524,963	8,369,331
iShares International Treasury Bond (Varoom GLWB 5)	12,495	3,560	43,844
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	5,192	24,443	223,764
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	39,743	122,251	364,359
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	171,123	11,082	270,135
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	158,817	152,721	1,153,131
Vanguard Emerging Markets Index Fund ETF (Varoom)	542	6,050	26,631
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	23,638	61,545	122,613
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	24,788	6,023	88,691
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	122,227	63,146	362,134
Vanguard Developed Markets Index Fund ETF (Varoom)	17,256	2,976	51,073
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)	143,404	195,341	1,062,762
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)	28,095	9,615	178,519
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)	52,095	25,871	224,907
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)	1,926,282	344,961	8,393,880
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)	53,482	45,036	370,458
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	$296	$166	$9,048
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,565	1,231	20,132
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	2,716	5,395	82,047
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	26,750	15,964	96,741
Vanguard Large-Cap Index ETF (Varoom)	1,413	3,568	44,100
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	30,458	54,315	222,538
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	143,287	10,838	294,400
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	147,535	150,374	646,726
Vanguard Mega Cap Index ETF (Varoom)	742	1,792	27,283
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	883	2,276	18,582
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	851	4,712	24,399
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	7,212	31,840	62,618
Vanguard REIT Index ETF (Varoom)	2,084	9,220	36,648
Vanguard REIT Index ETF (Varoom GLWB 2)	12,384	31,606	95,823
Vanguard REIT Index ETF (Varoom GLWB 3)	153,424	7,554	251,599
Vanguard REIT Index ETF (Varoom GLWB 5)	91,519	75,705	281,738
Vanguard Total Bond Market Index ETF (Varoom)	119,544	16,793	331,512
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	802,907	1,403,104	7,967,035
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	67,872	120,759	743,551
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	452,903	170,354	1,081,035
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	12,557,675	2,767,309	56,697,852
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	490,792	262,078	2,921,751
Vanguard VI Money Market (Varoom GLWB 2)	533	5,296	—
Vanguard VI Money Market (Varoom GLWB 3)	5,385	137,006	—
Vanguard VI Money Market (Varoom GLWB 5)	16,176	185,630	—
Vanguard Short Term Bond ETF (Varoom GLWB 2)	12,239	12,845	11,567
Vanguard Short Term Bond ETF (Varoom GLWB 3)	7,873	7,274	54,561
Vanguard Short Term Bond ETF (Varoom GLWB 5)	46,151	153,543	362,350
* - 2016 inception date of subaccount.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2016.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2016	12	$14.42	$178	1.46%	1.60%	6.23%
	2015	14	13.57	189	0.94%	1.60%	(1.70)%
	2014	46	13.81	639	—%	1.60%	5.77%
	2013	68	13.05	887	2.68%	1.60%	20.95%
	2012	10	10.79	109	1.88%	1.60%	10.78%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2016	34	17.8	600	1.55%	1.00%	6.88%
	2015	36	16.66	599	1.62%	1.00%	(1.10)%
	2014	42	16.84	715	—%	1.00%	6.42%
	2013	53	15.83	842	2.26%	1.00%	21.69%
	2012	30	13.01	390	1.21%	1.00%	11.46%
Touchstone Aggressive ETF (AnnuiChoice II )
	2016	28	21.16	594	1.47%	1.15%	6.72%
	2015	31	19.83	624	1.59%	1.15%	(1.25)%
	2014	35	20.08	699	—%	1.15%	6.26%
	2013	37	18.90	702	2.57%	1.15%	21.50%
	2012	34	15.55	528	1.67%	1.15%	11.29%
Touchstone Aggressive ETF (GrandMaster flex3 )
	2016	37	16.64	623	0.94%	1.55%	6.28%
	2015	86	15.66	1,352	1.61%	1.55%	(1.65)%
	2014	99	15.92	1,582	—%	1.55%	5.83%
	2013	103	15.04	1,556	2.49%	1.55%	21.01%
	2012	72	12.43	900	0.89%	1.55%	10.84%
Touchstone Aggressive ETF (Grandmaster )
	2016	8	17.06	129	1.56%	1.35%	6.5%
	2015	8	16.02	121	1.84%	1.35%	(1.45)%
	2014	7	16.25	107	—%	1.35%	6.04%
	2013	7	15.33	103	1.99%	1.35%	21.26%
	2012	8	12.64	107	2.00%	1.35%	11.06%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Advisor Standard)
	2016	14	$19.70	$276	1.57%	0.60%	7.31%
	2015	14	18.36	258	1.68%	0.60%	(0.70)%
	2014	14	18.49	259	—%	0.60%	6.85%
	2013	14	17.30	243	1.92%	0.60%	22.18%
	2012	1	14.16	17	2.03%	0.60%	11.91%
Touchstone Aggressive ETF (IQ Annuity )
	2016	348	16.85	5,871	1.52%	1.45%	6.39%
	2015	381	15.84	6,038	1.64%	1.45%	(1.55)%
	2014	405	16.09	6,516	—%	1.45%	5.93%
	2013	450	15.18	6,826	2.21%	1.45%	21.14%
	2012	238	12.53	2,979	1.79%	1.45%	10.95%
Touchstone Aggressive ETF (Pinnacle )
	2016	26	17.06	452	1.56%	1.35%	6.50%
	2015	27	16.02	427	1.64%	1.35%	(1.45)%
	2014	27	16.25	444	—%	1.35%	6.04%
	2013	30	15.33	457	2.10%	1.35%	21.26%
	2012	8	12.64	105	0.71%	1.35%	11.06%
Touchstone Aggressive ETF (Pinnacle IV )
	2016	20	16.85	335	1.29%	1.45%	6.39%
	2015	26	15.84	413	1.49%	1.45%	(1.55)%
	2014	34	16.09	550	—%	1.45%	5.93%
	2013	50	15.18	764	1.97%	1.45%	21.14%
	2012	28	12.54	352	0.98%	1.45%	10.95%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )
	2016	5	15.59	74	1.58%	1.10%	6.72%
	2015	5	14.61	68	8.28%	1.10%	(1.25)%
	2014	*-	14.79	3	—%	1.10%	47.93%
Touchstone Aggressive ETF (Pinnacle Plus )
	2016	9	16.40	149	1.44%	1.67%	6.16%
	2015	10	15.45	156	1.23%	1.67%	(1.77)%
	2014	15	15.73	233	—%	1.67%	5.70%
	2013	28	14.88	411	2.17%	1.67%	20.87%
	2012	8	12.31	103	1.65%	1.67%	10.70%
Touchstone Aggressive ETF (Pinnacle V )
	2016	106	20.51	2,170	1.48%	1.55%	6.28%
	2015	115	19.30	2,221	1.68%	1.55%	(1.65)%
	2014	117	19.62	2,300	—%	1.55%	5.83%
	2013	125	18.54	2,324	2.84%	1.55%	21.01%
	2012	104	15.32	1,592	1.92%	1.55%	10.84%
Touchstone Conservative ETF (AdvantEdge )
	2016	17	12.94	221	1.49%	1.60%	3.89%
	2015	18	12.46	226	1.20%	1.60%	(1.83)%
	2014	32	12.69	402	1.26%	1.60%	3.54%
	2013	35	12.26	423	1.58%	1.60%	6.76%
	2012	29	11.48	332	1.74%	1.60%	5.02%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AnnuiChoice II )
	2016	71	$15.04	$1,073	1.41%	1.15%	4.37%
	2015	84	14.41	1,214	1.44%	1.15%	(1.39)%
	2014	94	14.61	1,368	1.16%	1.15%	4.02%
	2013	98	14.05	1,379	1.46%	1.15%	7.25%
	2012	98	13.10	1,281	1.66%	1.15%	5.50%
Touchstone Conservative ETF (AnnuiChoice )
	2016	11	15.56	169	0.64%	1.00%	4.53%
	2015	11	14.89	169	0.37%	1.00%	(1.24)%
	2014	48	15.07	730	1.15%	1.00%	4.17%
	2013	53	14.47	769	1.27%	1.00%	7.41%
	2012	69	13.47	932	1.69%	1.00%	5.66%
Touchstone Conservative ETF (GrandMaster flex3 )
	2016	7	14.55	95	0.19%	1.55%	3.95%
	2015	5	13.99	75	0.78%	1.55%	(1.78)%
	2014	33	14.25	471	1.13%	1.55%	3.60%
	2013	39	13.75	531	1.33%	1.55%	6.82%
	2012	46	12.88	595	1.71%	1.55%	5.08%
Touchstone Conservative ETF (Grandmaster )
	2016	4	14.91	62	1.39%	1.35%	4.16%
	2015	5	14.31	66	1.30%	1.35%	(1.59)%
	2014	7	14.54	95	0.94%	1.35%	3.81%
	2013	11	14.01	152	2.04%	1.35%	7.04%
	2012	4	13.09	58	0.44%	1.35%	5.29%
Touchstone Conservative ETF (IQ Advisor Standard )
	2016	11	16.86	178	1.54%	0.60%	4.95%
	2015	11	16.07	170	1.52%	0.60%	(0.84)%
	2014	11	16.20	171	1.19%	0.60%	4.59%
	2013	11	15.49	164	1.45%	0.60%	7.85%
	2012	11	14.36	154	1.76%	0.60%	6.09%
Touchstone Conservative ETF (IQ Annuity )
	2016	55	14.73	812	1.29%	1.45%	4.05%
	2015	54	14.15	760	1.51%	1.45%	(1.68)%
	2014	52	14.39	754	1.05%	1.45%	3.70%
	2013	65	13.88	897	1.46%	1.45%	6.93%
	2012	64	12.98	829	1.37%	1.45%	5.18%
Touchstone Conservative ETF (Pinnacle )
	2016	8	14.91	115	0.55%	1.35%	4.16%
	2015	10	14.31	141	1.39%	1.35%	(1.59)%
	2014	11	14.54	165	1.05%	1.35%	3.81%
	2013	14	14.01	193	1.73%	1.35%	7.04%
	2012	9	13.09	122	1.28%	1.35%	5.29%
Touchstone Conservative ETF (Pinnacle IV )
	2016	22	14.73	329	0.86%	1.45%	4.05%
	2015	42	14.15	598	1.41%	1.45%	(1.68)%
	2014	47	14.40	674	1.15%	1.45%	3.70%
	2013	54	13.88	753	1.52%	1.45%	6.93%
	2012	49	12.98	639	1.30%	1.45%	5.18%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )
	2016	2	$12.51	$20	2.72%	1.15%	4.37%
	2015	*-	11.99	6	1.64%	1.15%	(1.39)%
	2014	*-	12.15	2	0.38%	1.15%	4.02%
	2013	1	11.68	15	2.81%	1.15%	7.25%
Touchstone Conservative ETF (Pinnacle Plus )
	2016	9	14.33	130	1.36%	1.67%	3.82%
	2015	11	13.81	150	1.00%	1.67%	(1.90)%
	2014	22	14.07	310	0.99%	1.67%	3.47%
	2013	29	13.60	396	1.73%	1.67%	6.69%
	2012	19	12.75	248	1.74%	1.67%	4.95%
Touchstone Conservative ETF Fund (Pinnacle V )
	2016	357	14.58	5,204	1.25%	1.55%	3.95%
	2015	442	14.03	6,202	1.54%	1.55%	(1.78)%
	2014	443	14.28	6,327	1.15%	1.55%	3.60%
	2013	450	13.79	6,210	1.73%	1.55%	6.82%
	2012	302	12.91	3,893	2.06%	1.55%	5.08%
Touchstone Active Bond (AdvantEdge )
	2016	19	12.61	234	1.83%	1.60%	4.29%
	2015	25	12.09	308	2.70%	1.60%	(2.86)%
	2014	16	12.45	201	2.74%	1.60%	2.16%
	2013	15	12.19	188	3.34%	1.60%	(3.75)%
	2012	18	12.66	222	3.02%	1.60%	3.59%
Touchstone Active Bond (AnnuiChoice II )
	2016	29	13.84	405	2.14%	1.15%	4.76%
	2015	29	13.21	379	3.30%	1.15%	(2.41)%
	2014	16	13.54	222	2.58%	1.15%	2.62%
	2013	16	13.19	211	3.68%	1.15%	(3.31)%
	2012	15	13.64	206	2.63%	1.15%	4.07%
Touchstone Active Bond (AnnuiChoice )
	2016	32	16.69	539	2.10%	1.00%	4.92%
	2015	33	15.91	519	1.77%	1.00%	(2.26)%
	2014	44	16.27	722	2.28%	1.00%	2.78%
	2013	53	15.83	843	3.34%	1.00%	(3.16)%
	2012	61	16.35	994	3.25%	1.00%	4.22%
Touchstone Active Bond (GrandMaster flex3 )
	2016	21	14.58	302	1.96%	1.55%	4.34%
	2015	24	13.98	331	3.26%	1.55%	(2.81)%
	2014	18	14.38	265	2.37%	1.55%	2.21%
	2013	21	14.07	289	3.11%	1.55%	(3.70)%
	2012	26	14.61	386	2.74%	1.55%	3.64%
Touchstone Active Bond (Grandmaster )
	2016	17	14.13	243	1.78%	1.35%	4.55%
	2015	25	13.51	334	0.64%	1.35%	(2.61)%
	2014	100	13.88	1,384	2.40%	1.35%	2.42%
	2013	114	13.55	1,542	3.33%	1.35%	(3.50)%
	2012	130	14.04	1,829	2.77%	1.35%	3.85%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (IQ Annuity )
	2016	33	15.33	501	1.88%	1.45%	4.45%
	2015	39	14.68	572	3.47%	1.45%	(2.71)%
	2014	23	15.09	342	2.57%	1.45%	2.31%
	2013	29	14.74	427	3.18%	1.45%	(3.60)%
	2012	37	15.29	563	2.95%	1.45%	3.75%
Touchstone Active Bond (Pinnacle )
	2016	57	14.98	851	2.00%	1.35%	4.55%
	2015	63	14.33	899	3.11%	1.35%	(2.61)%
	2014	40	14.72	586	2.53%	1.35%	2.42%
	2013	41	14.37	595	3.47%	1.35%	(3.50)%
	2012	47	14.89	695	2.97%	1.35%	3.85%
Touchstone Active Bond (Pinnacle IV )
	2016	42	14.76	626	1.84%	1.45%	4.45%
	2015	57	14.14	808	0.78%	1.45%	(2.71)%
	2014	186	14.53	2,695	2.40%	1.45%	2.31%
	2013	216	14.20	3,065	3.02%	1.45%	(3.60)%
	2012	298	14.73	4,384	2.83%	1.45%	3.75%
Touchstone Active Bond (Pinnacle II Reduced M&E )
	2016	*-	15.17	6	2.11%	1.10%	4.82%
	2015	*-	14.47	5	2.18%	1.10%	(2.36)%
Touchstone Active Bond (Pinnacle Plus Reduced M&E )
	2016	9	11.14	100	2.01%	1.15%	4.76%
	2015	12	10.63	127	2.30%	1.15%	(2.41)%
	2014	9	10.90	99	3.19%	1.15%	2.62%
	2013	3	10.62	28	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus )
	2016	10	13.40	135	1.79%	1.67%	4.21%
	2015	18	12.86	231	2.71%	1.67%	(2.92)%
	2014	17	13.24	228	1.87%	1.67%	2.09%
	2013	33	12.97	426	3.31%	1.67%	(3.81)%
	2012	38	13.49	519	2.59%	1.67%	3.52%
Touchstone Active Bond (PinnacleV )
	2016	572	13.00	7,429	2.46%	1.55%	4.34%
	2015	394	12.46	4,908	2.06%	1.55%	(2.81)%
	2014	393	12.82	5,039	2.66%	1.55%	2.21%
	2013	370	12.54	4,645	3.66%	1.55%	(3.70)%
	2012	353	13.02	4,599	3.22%	1.55%	3.64%
Touchstone GMAB Aggressive ETF (AnnuiChoice II )
	2016	10	20.19	203	1.44%	1.75%	6.07%
	2015	12	19.04	232	1.66%	1.75%	(1.85)%
	2014	12	19.40	241	—%	1.75%	5.61%
	2013	13	18.37	232	2.64%	1.75%	20.77%
	2012	13	15.21	195	1.90%	1.75%	10.61%
Touchstone GMAB Aggressive ETF (Pinnacle IV )
	2016	26	19.73	520	1.27%	2.05%	5.75%
	2015	35	18.65	650	1.65%	2.05%	(2.15)%
	2014	38	19.06	716	—%	2.05%	5.29%
	2013	39	18.11	712	2.54%	2.05%	20.40%
	2012	43	15.04	647	1.91%	2.05%	10.27%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V )
	2016	26	$19.57	$513	1.48%	2.15%	5.64%
	2015	30	18.53	553	1.56%	2.15%	(2.25)%
	2014	35	18.95	654	—%	2.15%	5.18%
	2013	41	18.02	740	2.65%	2.15%	20.28%
	2012	42	14.98	622	1.90%	2.15%	10.16%
Touchstone GMAB Conservative ETF (AnnuiChoice II )
	2016	16	14.35	233	1.53%	1.75%	3.74%
	2015	17	13.84	232	1.51%	1.75%	(1.98)%
	2014	17	14.12	244	1.17%	1.75%	3.39%
	2013	18	13.65	252	1.38%	1.75%	6.60%
	2012	20	12.81	262	1.69%	1.75%	4.86%
Touchstone GMAB Conservative ETF (Pinnacle IV )
	2016	38	14.02	538	1.43%	2.05%	3.42%
	2015	41	13.56	561	1.48%	2.05%	(2.28)%
	2014	44	13.87	606	1.18%	2.05%	3.07%
	2013	44	13.46	595	1.42%	2.05%	6.28%
	2012	46	12.67	583	1.62%	2.05%	4.54%
Touchstone GMAB Conservative ETF (Pinnacle V )
	2016	38	13.91	530	1.49%	2.15%	3.31%
	2015	39	13.46	527	1.46%	2.15%	(2.38)%
	2014	43	13.79	587	1.15%	2.15%	2.97%
	2013	44	13.40	590	1.44%	2.15%	6.17%
	2012	45	12.62	565	1.74%	2.15%	4.43%
Touchstone GMAB Moderate ETF (AnnuiChoice II )
	2016	2	17.49	32	1.71%	1.75%	4.98%
	2015	2	16.66	31	1.91%	1.75%	(1.93)%
	2014	2	16.99	31	1.67%	1.75%	5.09%
	2013	2	16.17	30	1.94%	1.75%	14.29%
	2012	2	14.15	26	2.04%	1.75%	8.01%
Touchstone GMAB Moderate ETF (Pinnacle IV )
	2016	31	17.09	536	1.50%	2.05%	4.66%
	2015	42	16.32	688	1.79%	2.05%	(2.23)%
	2014	56	16.70	933	1.56%	2.05%	4.77%
	2013	66	15.94	1,055	1.88%	2.05%	13.94%
	2012	72	13.99	1,008	1.85%	2.05%	7.68%
Touchstone GMAB Moderate ETF(Pinnacle V )
	2016	32	16.95	549	1.75%	2.15%	4.56%
	2015	31	16.21	498	1.52%	2.15%	(2.33)%
	2014	40	16.60	666	1.39%	2.15%	4.66%
	2013	57	15.86	910	1.82%	2.15%	13.82%
	2012	65	13.93	908	1.72%	2.15%	7.57%
Touchstone Large Cap Core Equity (AdvantEdge )
	2016	26	15.52	411	0.71%	1.60%	7.10%
	2015	41	14.49	590	1.55%	1.60%	(5.55)%
	2014	43	15.34	659	1.01%	1.60%	13.09%
	2013	47	13.56	635	1.34%	1.6%	29.42%
	2012	62	10.48	648	1.69%	1.6%	10.27%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (AnnuiChoice II )
	2016	39	$16.92	$652	0.86%	1.15%	7.59%
	2015	38	15.73	591	1.67%	1.15%	(5.12)%
	2014	34	16.57	557	0.97%	1.15%	13.61%
	2013	40	14.59	582	1.67%	1.15%	30.01%
	2012	32	11.22	358	1.73%	1.15%	10.78%
Touchstone Large Cap Core Equity (AnnuiChoice )
	2016	21	18.37	391	0.86%	1.00%	7.75%
	2015	26	17.05	440	1.40%	1.00%	(4.97)%
	2014	32	17.94	575	0.99%	1.00%	13.78%
	2013	37	15.77	584	1.33%	1.00%	30.21%
	2012	51	12.11	620	1.56%	1.00%	10.95%
Touchstone Large Cap Core Equity (GrandMaster flex3 )
	2016	5	18.28	96	0.77%	1.55%	7.15%
	2015	8	17.06	131	1.57%	1.55%	(5.50)%
	2014	7	18.06	120	0.94%	1.55%	13.15%
	2013	8	15.96	127	1.09%	1.55%	29.48%
	2012	15	12.33	188	1.16%	1.55%	10.33%
Touchstone Large Cap Core Equity (Grandmaster )
	2016	5	19.12	100	0.94%	1.35%	7.37%
	2015	5	17.81	88	1.32%	1.35%	(5.31)%
	2014	9	18.81	168	1.36%	1.35%	13.38%
	2013	4	16.59	71	1.36%	1.35%	29.75%
	2012	5	12.78	70	1.79%	1.35%	10.55%
Touchstone Large Cap Core Equity (IQ Annuity )
	2016	18	17.49	318	0.84%	1.45%	7.26%
	2015	20	16.30	330	1.56%	1.45%	(5.40)%
	2014	21	17.23	365	0.95%	1.45%	13.26%
	2013	26	15.22	395	1.39%	1.45%	29.61%
	2012	32	11.74	371	1.49%	1.45%	10.44%
Touchstone Large Cap Core Equity (Pinnacle )
	2016	249	19.93	4,971	0.78%	1.35%	7.37%
	2015	307	18.56	5,704	1.46%	1.35%	(5.31)%
	2014	356	19.60	6,975	0.97%	1.35%	13.38%
	2013	415	17.29	7,172	1.45%	1.35%	29.75%
	2012	467	13.32	6,227	1.51%	1.35%	10.55%
Touchstone Large Cap Core Equity (Pinnacle IV )
	2016	76	19.63	1,485	1.23%	1.45%	7.26%
	2015	65	18.30	1,193	0.61%	1.45%	(5.40)%
	2014	215	19.35	4,158	1.05%	1.45%	13.26%
	2013	210	17.08	3,586	1.30%	1.45%	29.61%
	2012	272	13.18	3,592	1.68%	1.45%	10.44%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )
	2016	20	20.17	413	0.88%	1.10%	7.64%
	2015	20	18.74	383	1.44%	1.10%	(5.07)%
	2014	23	19.74	461	1.01%	1.10%	13.66%
	2013	25	17.37	439	1.63%	1.10%	30.07%
	2012	22	13.35	290	3.19%	1.10%	2.38%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )
	2016	14	$17.85	$242	0.90%	1.15%	7.59%
	2015	12	16.59	195	1.52%	1.15%	(5.12)%
	2014	15	17.48	259	1.24%	1.15%	74.85%
Touchstone Large Cap Core Equity (Pinnacle Plus )
	2016	4	20.00	80	0.39%	1.67%	7.02%
	2015	11	18.69	208	1.50%	1.67%	(5.61)%
	2014	13	19.80	248	1.18%	1.67%	13.01%
	2013	20	17.52	358	1.33%	1.67%	29.33%
	2012	27	13.55	370	1.59%	1.67%	10.19%
Touchstone Large Cap Core Equity (PinnacleV )
	2016	706	13.54	9,551	1.22%	1.55%	7.15%
	2015	512	12.63	6,473	1.16%	1.55%	(5.50)%
	2014	809	13.37	10,811	1.23%	1.55%	13.15%
	2013	621	11.81	7,334	1.33%	1.55%	29.48%
	2012	719	9.12	6,560	1.91%	1.55%	10.33%
Touchstone Focused (AdvantEdge )
	2016	25	17.88	442	—%	1.60%	11.30%
	2015	32	16.07	516	—%	1.60%	0.34%
	2014	2	16.01	32	—%	1.60%	11.29%
	2013	6	14.39	84	—%	1.60%	32.66%
	2012	3	10.85	34	—%	1.60%	18.01%
Touchstone Focused (AnnuiChoice II )
	2016	119	21.03	2,493	—%	1.15%	11.81%
	2015	139	18.81	2,616	—%	1.15%	0.80%
	2014	84	18.66	1,569	—%	1.15%	11.80%
	2013	88	16.69	1,475	—%	1.15%	33.26%
	2012	95	12.53	1,187	—%	1.15%	18.55%
Touchstone Focused (AnnuiChoice )
	2016	85	31.36	2,657	—%	1.00%	11.98%
	2015	96	28.00	2,700	—%	1.00%	0.95%
	2014	60	27.74	1,663	—%	1.00%	11.97%
	2013	69	24.77	1,698	—%	1.00%	33.47%
	2012	87	18.56	1,622	—%	1.00%	18.73%
Touchstone Focused (GrandMaster flex3 )
	2016	33	29.60	986	—%	1.55%	11.36%
	2015	44	26.58	1,161	—%	1.55%	0.39%
	2014	16	26.48	419	—%	1.55%	11.35%
	2013	9	23.78	214	—%	1.55%	32.73%
	2012	29	17.92	524	—%	1.55%	18.07%
Touchstone Focused (Grandmaster )
	2016	23	26.67	605	—%	1.35%	11.59%
	2015	37	23.90	881	—%	1.35%	0.60%
	2014	6	23.76	139	—%	1.35%	11.57%
	2013	8	21.29	168	—%	1.35%	32.99%
	2012	8	16.01	134	—%	1.35%	18.31%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (IQ Advisor Standard )
	2016	4	$29.52	$113	—%	0.60%	12.43%
	2015	2	26.26	45	—%	0.60%	1.36%
	2014	*-	25.90	7	0.02%	0.60%	12.42%
	2013	*-	23.04	6	—%	0.60%	34.00%
	2012	*-	17.20	5	—%	0.60%	19.21%
Touchstone Focused (IQ Annuity )
	2016	160	30.38	4,865	—%	1.45%	11.47%
	2015	174	27.26	4,743	—%	1.45%	0.49%
	2014	35	27.12	945	—%	1.45%	11.46%
	2013	40	24.33	978	—%	1.45%	32.86%
	2012	39	18.31	706	—%	1.45%	18.19%
Touchstone Focused (Pinnacle )
	2016	153	30.59	4,689	—%	1.35%	11.59%
	2015	187	27.42	5,127	—%	1.35%	0.60%
	2014	25	27.25	695	—%	1.35%	11.57%
	2013	26	24.43	628	—%	1.35%	32.99%
	2012	31	18.37	576	—%	1.35%	18.31%
Touchstone Focused (Pinnacle IV )
	2016	108	30.14	3,250	—%	1.45%	11.47%
	2015	132	27.04	3,561	—%	1.45%	0.49%
	2014	57	26.91	1,527	—%	1.45%	11.46%
	2013	84	24.14	2,029	—%	1.45%	32.86%
	2012	86	18.17	1,555	—%	1.45%	18.19%
Touchstone Focused (Pinnacle II Reduced M&E )
	2016	19	30.97	596	—%	1.10%	11.87%
	2015	19	27.69	533	—%	1.10%	0.85%
	2014	*-	27.45	9	—%	1.10%	11.85%
	2013	*-	24.54	8	—%	1.10%	33.33%
	2012	*-	18.41	6	—%	1.10%	3.03%
Touchstone Focused (Pinnacle Plus Reduced M&E )
	2016	38	18.90	716	—%	1.15%	11.81%
	2015	38	16.91	641	—%	1.15%	0.80%
	2014	13	16.77	221	—%	1.15%	11.80%
	2013	2	15.00	37	—%	1.15%	33.26%
Touchstone Focused (Pinnacle Plus )
	2016	6	30.43	193	—%	1.67%	11.22%
	2015	23	27.36	636	—%	1.67%	0.27%
	2014	8	27.28	225	—%	1.67%	11.21%
	2013	14	24.53	350	—%	1.67%	32.56%
	2012	20	18.51	362	—%	1.67%	17.92%
Touchstone Focused (PinnacleV )
	2016	486	16.86	8,195	—%	1.55%	11.36%
	2015	456	15.14	6,905	—%	1.55%	0.39%
	2014	196	15.08	2,964	—%	1.55%	11.35%
	2013	183	13.55	2,478	—%	1.55%	32.73%
	2012	143	10.21	1,459	—%	1.55%	18.07%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AdvantEdge )
	2016	16	$13.97	$223	0.76%	1.60%	5.14%
	2015	42	13.29	558	1.79%	1.60%	(1.78)%
	2014	59	13.53	796	1.27%	1.60%	5.25%
	2013	86	12.86	1,106	1.92%	1.60%	14.46%
	2012	89	11.23	999	2.04%	1.60%	8.18%
Touchstone Moderate ETF (AnnuiChoice II )
	2016	160	14.27	2,276	1.67%	1.15%	5.62%
	2015	165	13.51	2,230	1.99%	1.15%	(1.33)%
	2014	163	13.69	2,231	1.57%	1.15%	5.73%
	2013	180	12.95	2,332	1.88%	1.15%	14.98%
	2012	194	11.26	2,183	1.96%	1.15%	8.67%
Touchstone Moderate ETF (AnnuiChoice )
	2016	106	17.06	1,804	1.67%	1.00%	5.78%
	2015	112	16.13	1,800	1.75%	1.00%	(1.18)%
	2014	131	16.32	2,133	1.47%	1.00%	5.89%
	2013	163	15.42	2,508	1.63%	1.00%	15.16%
	2012	232	13.39	3,103	1.86%	1.00%	8.84%
Touchstone Moderate ETF (GrandMaster flex3 )
	2016	51	15.95	806	1.27%	1.55%	5.20%
	2015	88	15.16	1,333	1.76%	1.55%	(1.73)%
	2014	111	15.43	1,719	1.59%	1.55%	5.30%
	2013	125	14.65	1,824	1.91%	1.55%	14.52%
	2012	129	12.79	1,649	1.68%	1.55%	8.23%
Touchstone Moderate ETF (Grandmaster )
	2016	8	16.35	136	1.72%	1.35%	5.41%
	2015	8	15.51	127	1.66%	1.35%	(1.53)%
	2014	10	15.75	156	1.40%	1.35%	5.51%
	2013	16	14.93	236	2.25%	1.35%	14.75%
	2012	11	13.01	147	1.79%	1.35%	8.45%
Touchstone Moderate ETF (IQ Advisor Enhanced )
	2016	2	18.26	40	1.72%	0.80%	6.00%
	2015	2	17.22	38	1.92%	0.80%	(0.98)%
	2014	2	17.39	38	1.63%	0.80%	6.10%
	2013	3	16.39	48	1.95%	0.80%	15.39%
	2012	3	14.21	42	2.05%	0.80%	9.06%
Touchstone Moderate ETF (IQ Advisor Standard )
	2016	8	18.72	141	1.72%	0.60%	6.21%
	2015	8	17.63	133	2.62%	0.60%	(0.78)%
	2014	5	17.76	93	1.68%	0.60%	6.32%
	2013	5	16.71	87	1.47%	0.60%	15.62%
	2012	9	14.45	129	2.02%	0.60%	9.28%
Touchstone Moderate ETF (IQ Annuity )
	2016	86	16.15	1,381	1.65%	1.45%	5.30%
	2015	95	15.33	1,459	1.87%	1.45%	(1.63)%
	2014	101	15.59	1,581	1.34%	1.45%	5.41%
	2013	134	14.79	1,986	1.85%	1.45%	14.64%
	2012	149	12.90	1,923	1.95%	1.45%	8.34%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle )
	2016	16	$16.35	$270	1.49%	1.35%	5.41%
	2015	21	15.51	325	1.73%	1.35%	(1.53)%
	2014	24	15.75	373	1.43%	1.35%	5.51%
	2013	33	14.93	499	1.83%	1.35%	14.75%
	2012	38	13.01	495	1.80%	1.35%	8.45%
Touchstone Moderate ETF (Pinnacle IV )
	2016	68	16.15	1,090	1.65%	1.45%	5.30%
	2015	76	15.33	1,164	1.74%	1.45%	(1.63)%
	2014	95	15.59	1,481	1.20%	1.45%	5.41%
	2013	236	14.79	3,492	1.84%	1.45%	14.64%
	2012	266	12.90	3,437	1.91%	1.45%	8.34%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )
	2016	1	14.23	15	2.59%	1.15%	5.62%
	2015	*-	13.47	6	1.47%	1.15%	(1.33)%
	2014	1	13.65	9	3.26%	1.15%	36.51%
Touchstone Moderate ETF (Pinnacle Plus )
	2016	15	15.72	235	1.63%	1.67%	5.07%
	2015	17	14.96	247	1.87%	1.67%	(1.85)%
	2014	18	15.24	272	1.44%	1.67%	5.17%
	2013	27	14.49	395	1.81%	1.67%	14.38%
	2012	32	12.67	402	1.75%	1.67%	8.10%

Touchstone Moderate ETF (Pinnacle V )
	2016	231	13.77	3,176	1.77%	1.55%	5.20%
	2015	248	13.09	3,250	1.66%	1.55%	(1.73)%
	2014	261	13.32	3,483	1.49%	1.55%	5.30%
	2013	317	12.65	4,017	1.84%	1.55%	14.52%
	2012	357	11.05	3,942	2.01%	1.55%	8.23%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )
	2016	68	15.55	1,050	1.29%	1.35%	5.82%
	2015	78	14.69	1,143	1.47%	1.35%	(0.77)%
	2014	86	14.80	1,279	1.40%	1.35%	8.77%
	2013	108	13.61	1,463	3.39%	1.35%	18.05%
	2012	135	11.53	1,558	1.58%	1.35%	13.51%
Fidelity VIP Balanced (Pinnacle II Reduced M&E )
	2016	*-	15.74	7	1.36%	1.10%	6.08%
	2015	*-	14.84	7	1.53%	1.10%	(0.51)%
	2014	*-	14.91	7	1.52%	1.10%	9.05%
	2013	*-	13.68	6	3.77%	1.10%	18.34%
	2012	*-	11.56	5	3.36%	1.10%	3.47%
Fidelity VIP Balanced (Grandmaster )
	2016	57	25.26	1,434	1.33%	1.35%	5.82%
	2015	60	23.87	1,442	1.39%	1.35%	(0.77)%
	2014	72	24.06	1,742	1.45%	1.35%	8.77%
	2013	82	22.12	1,804	3.40%	1.35%	18.05%
	2012	102	18.73	1,904	1.64%	1.35%	13.51%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle )
	2016	9	$8.89	$77	1.36%	1.35%	(6.34)%
	2015	11	9.50	102	1.01%	1.35%	2.23%
	2014	19	9.29	174	1.30%	1.35%	(9.32)%
	2013	21	10.24	216	1.58%	1.35%	28.68%
	2012	27	7.96	217	1.76%	1.35%	19.10%
Fidelity VIP Overseas (Pinnacle IV )
	2016	6	8.81	53	1.23%	1.45%	(6.44)%
	2015	8	9.41	71	1.34%	1.45%	2.12%
	2014	8	9.22	73	1.21%	1.45%	(9.41)%
	2013	12	10.17	121	1.62%	1.45%	28.55%
	2012	15	7.91	115	1.57%	1.45%	18.98%
Fidelity VIP Equity-Income (Grandmaster )
	2016	100	82.57	8,227	2.22%	1.35%	16.43%
	2015	111	70.92	7,871	2.97%	1.35%	(5.26)%
	2014	131	74.86	9,786	2.76%	1.35%	7.25%
	2013	148	69.80	10,321	4.68%	1.35%	26.42%
	2012	164	55.21	9,035	3.06%	1.35%	15.72%
Fidelity VIP Equity-Income (Pinnacle )
	2016	77	23.84	1,848	2.17%	1.35%	16.43%
	2015	94	20.48	1,932	3.04%	1.35%	(5.26)%
	2014	111	21.62	2,400	2.64%	1.35%	7.25%
	2013	134	20.15	2,701	4.59%	1.35%	26.42%
	2012	155	15.94	2,474	3.00%	1.35%	15.72%
Fidelity VIP Growth (Grandmaster )
	2016	61	98.15	5,965	0.04%	1.35%	(0.56)%
	2015	67	98.70	6,613	0.25%	1.35%	5.73%
	2014	78	93.35	7,265	0.18%	1.35%	9.80%
	2013	87	85.02	7,397	0.34%	1.35%	34.50%
	2012	103	63.22	6,526	0.60%	1.35%	13.13%
Fidelity VIP High Income (Grandmaster )
	2016	48	27.68	1,324	5.08%	1.35%	13.06%
	2015	58	24.48	1,409	6.45%	1.35%	(4.93)%
	2014	44	25.75	1,138	3.29%	1.35%	(0.21)%
	2013	100	25.80	2,574	5.18%	1.35%	4.52%
	2012	128	24.69	3,171	5.93%	1.35%	12.68%
Fidelity VIP II Asset Manager (Grandmaster )
	2016	69	50.02	3,456	1.38%	1.35%	1.68%
	2015	80	49.19	3,943	1.42%	1.35%	(1.21)%
	2014	100	49.79	4,955	1.32%	1.35%	4.41%
	2013	129	47.69	6,158	1.73%	1.35%	14.15%
	2012	151	41.78	6,303	1.51%	1.35%	10.96%
Fidelity VIP II Contrafund (Grandmaster )
	2016	129	69.26	8,940	0.76%	1.35%	6.55%
	2015	155	65.01	10,074	0.93%	1.35%	(0.69)%
	2014	189	65.46	12,400	0.95%	1.35%	10.43%
	2013	209	59.27	12,394	1.08%	1.35%	29.52%
	2012	234	45.76	10,690	1.33%	1.35%	14.84%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Pinnacle )
	2016	149	$34.06	$5,075	0.78%	1.35%	6.55%
	2015	176	31.97	5,626	1.01%	1.35%	(0.69)%
	2014	200	32.19	6,442	0.91%	1.35%	10.43%
	2013	237	29.15	6,919	1.08%	1.35%	29.52%
	2012	264	22.51	5,932	1.27%	1.35%	14.84%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )
	2016	1	34.49	29	0.78%	1.10%	6.82%
	2015	1	32.29	38	1.05%	1.10%	(0.44)%
	2014	1	32.43	41	0.87%	1.10%	10.71%
	2013	3	29.29	81	1.13%	1.10%	29.84%
	2012	3	22.56	62	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster )
	2016	60	55.95	3,383	1.40%	1.35%	10.35%
	2015	70	50.71	3,552	1.77%	1.35%	(0.03)%
	2014	90	50.72	4,568	1.48%	1.35%	12.04%
	2013	111	45.27	5,005	2.14%	1.35%	30.46%
	2012	119	34.70	4,127	2.07%	1.35%	14.34%
Fidelity VIP II Index 500 (IQ Annuity )
	2016	10	18.37	190	1.49%	1.45%	10.24%
	2015	11	16.66	176	1.52%	1.45%	(0.13)%
	2014	17	16.69	280	1.45%	1.45%	11.92%
	2013	26	14.91	390	2.18%	1.45%	30.33%
	2012	27	11.44	307	2.12%	1.45%	14.23%
Fidelity VIP II Index 500 (Pinnacle )
	2016	133	16.13	2,144	1.35%	1.35%	10.35%
	2015	167	14.61	2,437	1.90%	1.35%	(0.03)%
	2014	186	14.62	2,715	1.57%	1.35%	12.04%
	2013	213	13.05	2,780	2.07%	1.35%	30.46%
	2012	259	10.00	2,589	2.05%	1.35%	14.34%
Fidelity VIP II Index 500 (Pinnacle IV )
	2016	10	15.97	163	1.46%	1.45%	10.24%
	2015	11	14.49	154	1.93%	1.45%	(0.13)%
	2014	12	14.50	175	1.52%	1.45%	11.93%
	2013	14	12.96	188	2.02%	1.45%	30.33%
	2012	18	9.94	177	1.74%	1.45%	14.23%
Fidelity VIP II Investment Grade Bond (Pinnacle )
	2016	83	13.35	1,108	2.30%	1.35%	3.33%
	2015	110	12.92	1,425	2.45%	1.35%	(1.94)%
	2014	126	13.18	1,658	2.13%	1.35%	4.40%
	2013	135	12.62	1,702	2.37%	1.35%	(3.10)%
	2012	152	13.03	1,974	2.04%	1.35%	4.46%
Fidelity VIP II Investment Grade Bond (Pinnacle IV )
	2016	26	13.22	337	2.24%	1.45%	3.22%
	2015	30	12.81	388	1.93%	1.45%	(2.04)%
	2014	55	13.08	717	2.07%	1.45%	4.29%
	2013	64	12.54	796	2.24%	1.45%	(3.20)%
	2012	76	12.95	988	2.09%	1.45%	4.36%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )
	2016	3	$13.52	$44	2.37%	1.10%	3.59%
	2015	3	13.05	42	2.61%	1.10%	(1.69)%
	2014	3	13.27	43	2.13%	1.10%	4.66%
	2013	3	12.68	44	0.73%	1.10%	(2.86)%
	2012	20	13.06	261	4.62%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice )
	2016	24	13.82	334	2.35%	1.00%	3.69%
	2015	25	13.33	332	2.59%	1.00%	(1.59)%
	2014	26	13.54	349	2.19%	1.00%	4.77%
	2013	27	12.92	344	2.38%	1.00%	(2.76)%
	2012	29	13.29	380	2.28%	1.00%	4.83%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II )
	2016	4	13.62	50	2.33%	1.15%	3.54%
	2015	4	13.15	50	2.57%	1.15%	(1.74)%
	2014	4	13.38	53	2.18%	1.15%	4.61%
	2013	4	12.79	52	2.47%	1.15%	(2.91)%
	2012	4	13.18	53	2.36%	1.15%	4.68%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )
	2016	7	13.09	97	2.00%	1.55%	3.12%
	2015	10	12.70	131	2.56%	1.55%	(2.13)%
	2014	11	12.97	139	1.94%	1.55%	4.19%
	2013	16	12.45	194	2.37%	1.55%	(3.30)%
	2012	17	12.88	216	2.13%	1.55%	4.25%
Fidelity VIP II Investment Grade Bond (Grandmaster )
	2016	46	40.08	1,825	2.29%	1.35%	3.33%
	2015	49	38.79	1,891	2.42%	1.35%	(1.94)%
	2014	58	39.55	2,278	2.12%	1.35%	4.40%
	2013	62	37.89	2,367	2.36%	1.35%	(3.10)%
	2012	68	39.10	2,664	2.18%	1.35%	4.46%
Fidelity VIP II Investment Grade Bond (IQ Annuity )
	2016	14	18.83	271	2.32%	1.45%	3.22%
	2015	15	18.25	273	2.15%	1.45%	(2.04)%
	2014	20	18.62	370	1.47%	1.45%	4.29%
	2013	53	17.86	950	2.36%	1.45%	(3.20)%
	2012	58	18.45	1,067	2.32%	1.45%	4.36%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )
	2016	2	11.30	20	2.06%	1.15%	3.54%
	2015	3	10.91	28	2.50%	1.15%	(1.74)%
	2014	3	11.10	33	2.63%	1.15%	4.61%
	2013	2	10.61	20	1.07%	1.15%	(2.91)%
Fidelity VIP Government Money Market (Pinnacle )
	2016	108	9.80	1,053	0.20%	1.35%	(1.15)%
	2015	125	9.91	1,238	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market (Pinnacle II Reduced M&E )
	2016	2	9.84	23	0.20%	1.10%	(0.90)%
	2015	2	9.93	24	0.02%	1.10%	(0.74)%
Fidelity VIP Government Money Market (Pinnacle IV )
	2016	114	9.78	1,117	0.20%	1.45%	(1.25)%
	2015	207	9.90	2,052	0.02%	1.45%	(0.98)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Government Money Market (Pinnacle V )
	2016	476	$9.76	$4,646	0.20%	1.55%	(1.35)%
	2015	1,044	9.89	10,327	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market (Pinnacle Plus )
	2016	1	9.74	7	0.18%	1.67%	(1.47)%
	2015	50	9.89	491	0.02%	1.67%	(1.13)%
Fidelity VIP Government Money Market (Pinnacle Plus Reduced M&E )
	2016	23	9.83	225	0.24%	1.15%	(0.95)%
	2015	2	9.92	16	0.01%	1.15%	(0.77)%
Fidelity VIP Government Money Market (Grandmaster )
	2016	150	9.80	1,473	0.20%	1.35%	(1.15)%
	2015	220	9.91	2,176	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market (Grandmaster flex3 )
	2016	68	9.76	661	0.20%	1.55%	(1.35)%
	2015	76	9.89	751	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market (AdvantEdge )
	2016	56	9.75	544	0.19%	1.60%	(1.40)%
	2015	154	9.89	1,519	0.02%	1.60%	(1.09)%
Fidelity VIP Government Money Market (AnnuiChoice )
	2016	51	9.85	501	0.20%	1.00%	(0.80)%
	2015	62	9.93	619	0.02%	1.00%	(0.67)%
Fidelity VIP Government Money Market (AnnuiChoice II )
	2016	93	9.83	916	0.20%	1.15%	(0.95)%
	2015	82	9.92	814	0.02%	1.15%	(0.77)%
Fidelity VIP Government Money Market (IQ Annuity )
	2016	20	9.78	192	0.20%	1.45%	(1.25)%
	2015	19	9.90	192	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market (IQ3 )
	2016	186	9.78	1,822	0.20%	1.45%	(1.25)%
	2015	275	9.90	2,720	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market (IQ Advisor Standard )
	2016	6	9.92	57	0.18%	0.60%	(0.40)%
	2015	25	9.96	246	0.02%	0.60%	(0.39)%
Fidelity VIP Government Money Market (Varoom GLWB 2)
	2016	*-	9.94	5	0.08%	1.15%	(0.65)%
Fidelity VIP Government Money Market (Varoom GLWB 3)
	2016	14	9.95	144	0.07%	1.45%	(0.46)%
Fidelity VIP Government Money Market (Varoom GLWB 5)
	2016	18	9.93	177	0.07%	1.45%	(0.70)%
Fidelity VIP Overseas (AnnuiChoice )
	2016	10	9.20	88	1.45%	1.00%	(6.01)%
	2015	10	9.79	100	1.26%	1.00%	2.59%
	2014	13	9.54	120	1.36%	1.00%	(9.00)%
	2013	13	10.49	133	1.72%	1.00%	29.13%
	2012	14	8.12	110	1.76%	1.00%	19.53%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice II )
	2016	3	$9.07	$23	1.41%	1.15%	(6.15)%
	2015	3	9.66	26	1.32%	1.15%	2.43%
	2014	3	9.43	27	1.03%	1.15%	(9.13)%
	2013	6	10.38	64	1.72%	1.15%	28.94%
	2012	7	8.05	58	2.00%	1.15%	19.35%
Fidelity VIP Overseas (Grandmaster flex3 )
	2016	*-	8.72	1	1.27%	1.55%	(6.53)%
	2015	*-	9.33	1	1.33%	1.55%	2.02%
	2014	*-	9.14	1	0.68%	1.55%	(9.50)%
	2013	*-	10.10	3	1.75%	1.55%	28.42%
	2012	*-	7.87	2	1.99%	1.55%	18.86%
Fidelity VIP Overseas (Grandmaster )
	2016	51	31.85	1,627	1.43%	1.35%	(6.34)%
	2015	53	34.01	1,819	1.31%	1.35%	2.23%
	2014	58	33.27	1,933	1.22%	1.35%	(9.32)%
	2013	73	36.69	2,676	1.65%	1.35%	28.68%
	2012	85	28.51	2,430	1.90%	1.35%	19.10%
Fidelity VIP Overseas (IQ Annuity )
	2016	2	8.81	17	1.37%	1.45%	(6.44)%
	2015	2	9.41	23	1.36%	1.45%	2.12%
	2014	3	9.22	23	1.36%	1.45%	(9.41)%
	2013	3	10.17	26	1.77%	1.45%	28.55%
	2012	3	7.91	20	2.02%	1.45%	18.98%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )
	2016	2	11.42	22	1.47%	1.15%	(6.15)%
	2015	2	12.17	24	1.34%	1.15%	2.43%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity )
	2016	18	19.31	338	2.24%	1.45%	16.19%
	2015	18	16.62	306	3.06%	1.45%	(5.48)%
	2014	19	17.58	338	2.70%	1.45%	7.07%
	2013	22	16.42	361	4.39%	1.45%	26.16%
	2012	27	13.02	346	2.93%	1.45%	15.48%
Fidelity VIP Growth (IQ Annuity )
	2016	14	15.65	221	—%	1.45%	(0.75)%
	2015	15	15.77	236	0.13%	1.45%	5.50%
	2014	21	14.95	307	0.08%	1.45%	9.58%
	2013	31	13.64	422	0.26%	1.45%	34.23%
	2012	32	10.16	327	0.49%	1.45%	12.88%
Fidelity VIP Growth (Pinnacle )
	2016	26	15.78	405	—%	1.35%	(0.65)%
	2015	27	15.88	433	0.16%	1.35%	5.61%
	2014	31	15.04	461	0.08%	1.35%	9.69%
	2013	41	13.71	569	0.25%	1.35%	34.37%
	2012	49	10.20	500	0.45%	1.35%	12.99%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP Growth (Pinnacle II Reduced M&E )
	2016	*-	$15.97	$2	—%	1.10%	(0.39)%
	2015	*-	16.04	2	0.20%	1.10%	5.88%
	2014	*-	15.15	2	0.11%	1.10%	9.97%
	2013	*-	13.77	2	0.26%	1.10%	34.71%
	2012	*-	10.23	1	1.05%	1.10%	2.12%
Fidelity VIP High Income (IQ Annuity )
	2016	18	15.35	282	6.35%	1.45%	12.72%
	2015	15	13.62	205	6.97%	1.45%	(5.15)%
	2014	9	14.36	123	2.30%	1.45%	(0.39)%
	2013	23	14.42	325	5.09%	1.45%	4.34%
	2012	30	13.82	408	5.32%	1.45%	12.53%
Fidelity VIP II Asset Manager (IQ Annuity )
	2016	1	15.63	14	1.43%	1.45%	1.52%
	2015	1	15.40	14	1.47%	1.45%	(1.42)%
	2014	1	15.62	14	1.40%	1.45%	4.15%
	2013	1	15.00	14	0.47%	1.45%	13.86%
	2012	7	13.17	93	1.45%	1.45%	10.79%
Fidelity VIP II Contrafund (IQ Annuity )
	2016	38	25.16	948	0.71%	1.45%	6.35%
	2015	46	23.66	1,099	0.94%	1.45%	(0.90)%
	2014	40	23.87	963	0.85%	1.45%	10.20%
	2013	46	21.66	995	1.04%	1.45%	29.25%
	2012	45	16.76	758	1.24%	1.45%	14.61%
Fidelity VIP III Balanced (IQ Annuity )
	2016	7	18.10	125	1.28%	1.45%	5.61%
	2015	7	17.14	120	1.42%	1.45%	(0.95)%
	2014	8	17.31	134	1.35%	1.45%	8.50%
	2013	9	15.95	136	3.53%	1.45%	17.77%
	2012	9	13.54	123	1.54%	1.45%	13.28%
Fidelity VIP III Mid Cap (Grandmaster )
	2016	11	57.29	649	0.36%	1.35%	10.60%
	2015	16	51.80	839	0.33%	1.35%	(2.83)%
	2014	23	53.30	1,230	0.16%	1.35%	4.76%
	2013	26	50.88	1,333	4.95%	1.35%	34.23%
	2012	35	37.91	1,314	0.51%	1.35%	13.19%
Fidelity VIP III Mid Cap (IQ Annuity )
	2016	13	59.21	790	0.43%	1.45%	10.49%
	2015	14	53.59	765	0.40%	1.45%	(2.93)%
	2014	15	55.20	815	0.16%	1.45%	4.66%
	2013	17	52.75	890	5.17%	1.45%	34.09%
	2012	20	39.34	793	0.50%	1.45%	13.08%
Fidelity VIP III Mid Cap (Pinnacle )
	2016	40	56.62	2,253	0.38%	1.35%	10.60%
	2015	53	51.19	2,735	0.36%	1.35%	(2.83)%
	2014	64	52.68	3,374	0.15%	1.35%	4.76%
	2013	77	50.29	3,852	5.16%	1.35%	34.23%
	2012	95	37.46	3,556	0.51%	1.35%	13.19%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP Overseas (IQ Annuity )
	2016	2	$13.58	$29	1.38%	1.45%	(6.50)%
	2015	2	14.53	32	1.28%	1.45%	1.99%
	2014	2	14.24	32	1.26%	1.45%	(9.49)%
	2013	2	15.74	37	1.66%	1.45%	28.49%
	2012	2	12.25	29	1.54%	1.45%	18.79%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )
	2016	15	15.96	237	1.29%	1.45%	1.35%
	2015	16	15.75	245	1.46%	1.45%	(1.51)%
	2014	16	15.99	259	1.35%	1.45%	4.01%
	2013	16	15.38	249	1.58%	1.45%	13.67%
	2012	17	13.53	231	1.32%	1.45%	10.60%
Fidelity VIP Asset Manager (AdvantEdge )
	2016	4	12.77	57	1.31%	1.60%	1.20%
	2015	4	12.62	56	1.31%	1.60%	(1.66)%
	2014	5	12.83	62	1.29%	1.60%	3.85%
	2013	8	12.36	93	1.61%	1.60%	13.50%
	2012	8	10.89	84	1.31%	1.60%	10.43%
Fidelity VIP Asset Manager (AnnuiChoice II )
	2016	8	15.27	117	1.29%	1.15%	1.66%
	2015	8	15.02	119	1.45%	1.15%	(1.21)%
	2014	6	15.20	96	1.29%	1.15%	4.33%
	2013	6	14.57	92	1.67%	1.15%	14.01%
	2012	6	12.78	76	1.83%	1.15%	10.94%
Fidelity VIP Asset Manager (AnnuiChoice )
	2016	13	16.66	218	1.32%	1.00%	1.81%
	2015	13	16.36	215	1.24%	1.00%	(1.06)%
	2014	15	16.54	252	1.31%	1.00%	4.48%
	2013	16	15.83	249	1.72%	1.00%	14.19%
	2012	18	13.86	247	1.16%	1.00%	11.11%
Fidelity VIP Asset Manager (GrandMaster flex3 )
	2016	11	15.65	171	1.32%	1.55%	1.25%
	2015	11	15.46	166	1.35%	1.55%	(1.61)%
	2014	9	15.71	139	1.56%	1.55%	3.90%
	2013	8	15.12	126	1.62%	1.55%	13.55%
	2012	8	13.32	111	1.28%	1.55%	10.49%
Fidelity VIP Asset Manager (IQ Advisor Standard )
	2016	*-	17.50	3	1.34%	0.60%	2.22%
	2015	*-	17.12	3	1.39%	0.60%	(0.66)%
	2014	*-	17.24	3	1.30%	0.60%	4.91%
	2013	*-	16.43	3	1.99%	0.60%	14.65%
	2012	*-	14.33	2	2.31%	0.60%	11.56%
Fidelity VIP Asset Manager (Pinnacle )
	2016	2	16.06	28	1.31%	1.35%	1.45%
	2015	2	15.83	28	1.30%	1.35%	(1.41)%
	2014	2	16.06	29	1.30%	1.35%	4.11%
	2013	2	15.42	28	1.66%	1.35%	13.78%
	2012	2	13.55	24	0.49%	1.35%	10.71%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV )
	2016	16	$15.86	$249	1.32%	1.45%	1.35%
	2015	16	15.64	255	1.75%	1.45%	(1.51)%
	2014	11	15.88	169	1.94%	1.45%	4.01%
	2013	7	15.27	115	1.54%	1.45%	13.67%
	2012	8	13.44	113	1.16%	1.45%	10.60%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )
	2016	4	13.09	54	1.16%	1.15%	1.66%
	2015	5	12.87	63	2.01%	1.15%	(1.21)%
	2014	2	13.03	28	1.39%	1.15%	4.33%
	2013	1	12.49	12	—%	1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus )
	2016	*-	16.12	6	1.24%	1.67%	1.12%
	2015	1	15.94	8	0.45%	1.67%	(1.73)%
	2014	3	16.22	51	1.14%	1.67%	3.78%
	2013	4	15.63	66	1.56%	1.67%	13.41%
	2012	6	13.78	86	1.46%	1.67%	10.35%
Fidelity VIP Asset Manager (Pinnacle V )
	2016	32	13.21	420	1.31%	1.55%	1.25%
	2015	32	13.05	420	1.13%	1.55%	(1.61)%
	2014	49	13.26	652	1.43%	1.55%	3.90%
	2013	35	12.77	441	1.71%	1.55%	13.55%
	2012	31	11.24	348	1.45%	1.55%	10.49%
Fidelity VIP Balanced (AdvantEdge )
	2016	14	15.27	214	1.11%	1.60%	5.27%
	2015	16	14.51	236	1.25%	1.60%	(1.24)%
	2014	18	14.69	267	1.21%	1.60%	8.26%
	2013	22	13.57	298	3.25%	1.60%	17.38%
	2012	20	11.56	231	1.66%	1.60%	12.98%
Fidelity VIP Balanced (AnnuiChoice II )
	2016	52	17.10	882	1.18%	1.15%	5.75%
	2015	55	16.17	888	1.59%	1.15%	(0.79)%
	2014	35	16.30	568	1.24%	1.15%	8.75%
	2013	39	14.98	590	3.87%	1.15%	17.91%
	2012	33	12.71	420	1.63%	1.15%	13.49%
Fidelity VIP Balanced (AnnuiChoice )
	2016	27	19.74	529	1.20%	1.00%	5.91%
	2015	28	18.64	518	1.24%	1.00%	(0.64)%
	2014	32	18.76	608	1.31%	1.00%	8.92%
	2013	37	17.22	639	3.68%	1.00%	18.09%
	2012	39	14.59	574	1.49%	1.00%	13.67%
Fidelity VIP Balanced (GrandMaster flex3 )
	2016	13	20.46	263	1.25%	1.55%	5.32%
	2015	13	19.42	254	1.24%	1.55%	(1.19)%
	2014	15	19.66	285	1.23%	1.55%	8.31%
	2013	17	18.15	302	3.36%	1.55%	17.44%
	2012	21	15.45	317	1.65%	1.55%	13.03%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Grandmaster )
	2016	33	$19.04	$630	1.21%	1.35%	5.54%
	2015	37	18.05	673	0.92%	1.35%	(0.99)%
	2014	71	18.23	1,285	1.24%	1.35%	8.53%
	2013	77	16.79	1,286	3.43%	1.35%	17.67%
	2012	84	14.27	1,199	1.57%	1.35%	13.26%
Fidelity VIP Balanced (IQ3 )
	2016	43	18.71	807	1.14%	1.45%	5.43%
	2015	47	17.74	842	1.35%	1.45%	(1.09)%
	2014	48	17.94	860	1.28%	1.45%	8.42%
	2013	52	16.55	863	3.60%	1.45%	17.55%
	2012	53	14.08	747	1.51%	1.45%	13.15%
Fidelity VIP Balanced (Pinnacle )
	2016	22	19.04	419	1.19%	1.35%	5.54%
	2015	23	18.05	422	1.36%	1.35%	(0.99)%
	2014	24	18.23	442	1.33%	1.35%	8.53%
	2013	25	16.79	417	3.22%	1.35%	17.67%
	2012	31	14.27	446	1.35%	1.35%	13.26%
Fidelity VIP Balanced (Pinnacle IV )
	2016	48	20.74	1,002	1.22%	1.45%	5.43%
	2015	57	19.68	1,119	1.29%	1.45%	(1.09)%
	2014	62	19.89	1,234	1.26%	1.45%	8.42%
	2013	69	18.35	1,270	3.45%	1.45%	17.55%
	2012	81	15.61	1,259	1.46%	1.45%	13.15%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )
	2016	2	15.46	24	1.20%	1.15%	5.75%
	2015	2	14.62	24	1.21%	1.15%	(0.79)%
	2014	3	14.74	44	1.28%	1.15%	8.75%
	2013	3	13.55	38	4.93%	1.15%	17.91%
Fidelity VIP Balanced (Pinnacle Plus )
	2016	2	18.78	32	0.80%	1.67%	5.19%
	2015	4	17.85	77	1.23%	1.67%	(1.31)%
	2014	7	18.09	124	1.20%	1.67%	8.18%
	2013	8	16.72	134	3.55%	1.67%	17.29%
	2012	10	14.26	136	1.57%	1.67%	12.89%
Fidelity VIP Balanced (Pinnacle V )
	2016	95	14.40	1,364	1.20%	1.55%	5.32%
	2015	99	13.67	1,359	1.34%	1.55%	(1.19)%
	2014	90	13.84	1,241	1.32%	1.55%	8.31%
	2013	80	12.78	1,022	3.62%	1.55%	17.44%
	2012	78	10.88	845	1.45%	1.55%	13.03%
Fidelity VIP Contrafund (AdvantEdge )
	2016	147	15.57	2,284	0.58%	1.60%	6.01%
	2015	179	14.69	2,636	0.77%	1.60%	(1.19)%
	2014	215	14.86	3,197	0.69%	1.60%	9.87%
	2013	257	13.53	3,475	0.90%	1.60%	28.86%
	2012	246	10.50	2,578	1.15%	1.60%	14.27%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AnnuiChoice II )
	2016	219	$18.16	$3,972	0.59%	1.15%	6.49%
	2015	239	17.05	4,077	0.80%	1.15%	(0.74)%
	2014	247	17.18	4,251	0.78%	1.15%	10.37%
	2013	241	15.57	3,749	0.93%	1.15%	29.45%
	2012	212	12.02	2,552	1.22%	1.15%	14.80%
Fidelity VIP Contrafund (AnnuiChoice )
	2016	86	25.55	2,202	0.54%	1.00%	6.65%
	2015	114	23.96	2,727	0.72%	1.00%	(0.59)%
	2014	133	24.10	3,216	0.69%	1.00%	10.54%
	2013	165	21.80	3,600	0.85%	1.00%	29.64%
	2012	184	16.82	3,100	1.11%	1.00%	14.97%
Fidelity VIP Contrafund (GrandMaster flex3 )
	2016	58	25.25	1,461	0.60%	1.55%	6.06%
	2015	88	23.80	2,104	0.87%	1.55%	(1.14)%
	2014	74	24.08	1,781	0.72%	1.55%	9.93%
	2013	82	21.90	1,791	0.86%	1.55%	28.93%
	2012	88	16.99	1,488	1.08%	1.55%	14.33%
Fidelity VIP Contrafund (IQ Advisor Standard )
	2016	5	26.13	139	0.64%	0.60%	7.08%
	2015	5	24.40	120	0.41%	0.60%	(0.19)%
	2014	15	24.44	366	0.75%	0.60%	10.99%
	2013	10	22.02	218	1.13%	0.60%	30.17%
	2012	5	16.92	85	0.65%	0.60%	15.44%
Fidelity VIP Contrafund (IQ3 )
	2016	151	25.37	3,822	0.62%	1.45%	6.17%
	2015	163	23.90	3,894	0.76%	1.45%	(1.04)%
	2014	205	24.15	4,947	0.73%	1.45%	10.04%
	2013	233	21.95	5,119	0.89%	1.45%	29.06%
	2012	236	17.01	4,008	1.12%	1.45%	14.45%
Fidelity VIP Contrafund (Pinnacle IV )
	2016	194	25.72	4,992	0.60%	1.45%	6.17%
	2015	219	24.22	5,299	0.76%	1.45%	(1.04)%
	2014	253	24.48	6,192	0.70%	1.45%	10.04%
	2013	303	22.25	6,742	0.77%	1.45%	29.06%
	2012	417	17.24	7,185	1.11%	1.45%	14.45%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )
	2016	20	17.97	364	0.50%	1.15%	6.49%
	2015	29	16.88	481	0.81%	1.15%	(0.74)%
	2014	25	17.00	433	0.88%	1.15%	10.37%
	2013	8	15.40	123	1.04%	1.15%	29.45%
	2012	3	11.90	40	2.21%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus )
	2016	13	25.77	339	0.47%	1.67%	5.93%
	2015	22	24.33	536	0.68%	1.67%	(1.26)%
	2014	45	24.64	1,117	0.65%	1.67%	9.79%
	2013	66	22.44	1,477	0.90%	1.67%	28.77%
	2012	65	17.43	1,129	1.00%	1.67%	14.19%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle V )
	2016	937	$15.18	$14,223	0.63%	1.55%	6.06%
	2015	901	14.31	12,902	0.74%	1.55%	(1.14)%
	2014	967	14.48	13,994	0.83%	1.55%	9.93%
	2013	796	13.17	10,478	0.97%	1.55%	28.93%
	2012	612	10.22	6,248	1.27%	1.55%	14.33%
Fidelity VIP Disciplined Small Cap (Advantedge)
	2016	2	19.40	34	0.41%	1.60%	20.35%
	2014	*-	16.75	4	0.09%	1.60%	3.25%
	2013	*-	16.22	3	4.08%	1.60%	35.75%
	2012	*-	11.95	2	1.55%	1.60%	16.67%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )
	2016	7	16.54	119	0.55%	1.15%	20.90%
	2015	4	13.68	61	0.41%	1.15%	(3.30)%
	2014	3	14.15	47	0.13%	1.15%	3.72%
	2013	3	13.64	38	3.20%	1.15%	36.37%
	2012	5	10.00	45	1.48%	1.15%	17.21%
Fidelity VIP Disciplined Small Cap (AnnuiChoice )
	2016	12	16.79	201	0.63%	1.00%	21.09%
	2015	8	13.86	116	0.33%	1.00%	(3.16)%
	2014	7	14.32	97	0.09%	1.00%	3.88%
	2013	9	13.78	125	4.11%	1.00%	36.58%
	2012	9	10.09	88	1.35%	1.00%	17.39%
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 )
	2016	2	15.91	37	0.49%	1.55%	20.42%
	2015	2	13.21	30	0.34%	1.55%	(3.69)%
	2014	2	13.72	32	0.09%	1.55%	3.30%
	2013	4	13.28	47	4.05%	1.55%	35.82%
	2012	4	9.78	34	1.53%	1.55%	16.73%
Fidelity VIP Disciplined Small Cap (GrandMaster )
	2016	5	16.22	82	0.61%	1.35%	20.66%
	2015	7	13.44	90	0.37%	1.35%	(3.50)%
	2014	3	13.93	45	0.10%	1.35%	3.51%
	2013	4	13.46	48	4.37%	1.35%	36.10%
	2012	3	9.89	29	1.46%	1.35%	16.97%
Fidelity VIP Disciplined Small Cap (IQ Annuity )
	2016	5	16.06	78	0.47%	1.45%	20.54%
	2015	5	13.33	70	0.37%	1.45%	(3.60)%
	2014	5	13.82	65	0.10%	1.45%	3.41%
	2013	5	13.37	63	3.52%	1.45%	35.96%
	2012	6	9.83	63	1.48%	1.45%	16.85%
Fidelity VIP Disciplined Small Cap (Pinnacle )
	2016	9	16.22	153	0.49%	1.35%	20.66%
	2015	10	13.44	131	0.30%	1.35%	(3.50)%
	2014	12	13.93	167	0.10%	1.35%	3.51%
	2013	15	13.46	196	3.73%	1.35%	36.10%
	2012	18	9.89	175	1.28%	1.35%	16.97%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle IV )
	2016	16	$16.06	$251	0.43%	1.45%	20.54%
	2015	24	13.33	314	0.31%	1.45%	(3.60)%
	2014	29	13.82	407	0.11%	1.45%	3.41%
	2013	28	13.37	374	4.12%	1.45%	35.96%
	2012	27	9.83	264	1.49%	1.45%	16.85%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )
	2016	*-	20.89	1	0.06%	1.15%	20.90%
	2015	1	17.28	18	0.33%	1.15%	(3.30)%
Fidelity VIP Disciplined Small Cap (Pinnacle V )
	2016	83	16.01	1,327	0.78%	1.15%	20.42%
	2015	28	13.30	379	0.22%	1.55%	(3.69)%
	2014	44	13.81	603	0.11%	1.55%	3.30%
	2013	37	13.37	497	5.50%	1.55%	35.82%
	2012	14	9.84	138	1.91%	1.55%	16.73%
Fidelity VIP Equity-Income (AnnuiChoice II )
	2016	26	15.58	402	2.08%	1.15%	16.36%
	2015	28	13.39	373	2.79%	1.15%	(5.34)%
	2014	32	14.14	451	2.73%	1.15%	7.23%
	2013	32	13.19	416	4.41%	1.15%	26.36%
	2012	37	10.44	382	2.78%	1.15%	15.70%
Fidelity VIP Equity-Income (AdvantEdge )
	2016	44	14.69	651	2.05%	1.60%	15.83%
	2015	55	12.68	692	2.90%	1.60%	(5.77)%
	2014	63	13.46	844	2.78%	1.60%	6.75%
	2013	60	12.61	760	6.05%	1.60%	25.78%
	2012	26	10.02	257	4.40%	1.60%	15.17%
Fidelity VIP Equity-Income (AnnuiChoice )
	2016	49	19.51	963	2.15%	1.00%	16.53%
	2015	53	16.74	890	2.74%	1.00%	(5.20)%
	2014	69	17.66	1,218	2.49%	1.00%	7.40%
	2013	80	16.44	1,323	4.47%	1.00%	26.55%
	2012	91	12.99	1,183	2.76%	1.00%	15.88%
Fidelity VIP Equity-Income (GrandMaster flex3 )
	2016	8	18.91	147	1.99%	1.55%	15.89%
	2015	10	16.31	165	2.79%	1.55%	(5.72)%
	2014	13	17.30	219	2.71%	1.55%	6.80%
	2013	13	16.20	211	4.31%	1.55%	25.85%
	2012	16	12.87	204	2.50%	1.55%	15.23%
Fidelity VIP Equity-Income (IQ Advisor Standard )
	2016	1	20.46	13	2.22%	0.60%	17.00%
	2015	1	17.49	11	3.01%	0.60%	(4.81)%
	2014	1	18.37	12	2.17%	0.60%	7.83%
	2013	1	17.04	15	3.50%	0.60%	27.06%
	2012	2	13.41	23	3.01%	0.60%	16.35%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (IQ3 )
	2016	24	$18.20	$439	2.04%	1.45%	16.00%
	2015	28	15.69	443	2.67%	1.45%	(5.63)%
	2014	38	16.63	624	2.33%	1.45%	6.91%
	2013	50	15.55	780	4.71%	1.45%	25.98%
	2012	48	12.34	598	2.89%	1.45%	15.35%
Fidelity VIP Equity-Income (Pinnacle IV )
	2016	47	18.70	883	2.12%	1.45%	16.00%
	2015	51	16.12	820	2.77%	1.45%	(5.63)%
	2014	60	17.08	1,021	2.67%	1.45%	6.91%
	2013	67	15.98	1,065	4.49%	1.45%	25.98%
	2012	80	12.68	1,012	2.57%	1.45%	15.35%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )
	2016	2	18.64	47	2.19%	1.15%	16.36%
	2015	2	16.02	39	2.96%	1.15%	(5.34)%
	2014	3	16.92	43	0.62%	1.15%	7.23%
	2013	29	15.78	450	7.84%	1.15%	26.36%
Fidelity VIP Equity-Income (Pinnacle Plus )
	2016	11	20.47	218	2.15%	1.67%	15.75%
	2015	14	17.68	253	2.91%	1.67%	(5.84)%
	2014	16	18.78	306	2.16%	1.67%	6.67%
	2013	29	17.60	508	3.53%	1.67%	25.70%
	2012	55	14.00	764	2.98%	1.67%	15.09%
Fidelity VIP Equity-Income (Pinnacle V )
	2016	107	12.50	1,343	2.37%	1.55%	15.89%
	2015	95	10.79	1,025	2.04%	1.55%	(5.72)%
	2014	155	11.44	1,777	2.70%	1.55%	6.80%
	2013	156	10.71	1,676	5.48%	1.55%	25.85%
	2012	100	8.51	850	2.93%	1.55%	15.23%
Fidelity VIP Freedom 2010 (Advantedge )
	2016	9	12.95	110	1.28%	1.60%	3.55%
	2015	9	12.51	111	1.57%	1.60%	(2.12)%
	2014	9	12.78	117	1.14%	1.60%	2.55%
	2013	17	12.46	206	1.92%	1.60%	11.39%
	2012	17	11.19	187	1.70%	1.60%	9.79%
Fidelity VIP Freedom 2010 (AnnuiChoice II )
	2016	10	13.23	129	1.23%	1.15%	4.02%
	2015	11	12.72	139	1.33%	1.15%	(1.67)%
	2014	14	12.93	180	1.36%	1.15%	3.01%
	2013	15	12.55	184	1.56%	1.15%	11.90%
	2012	22	11.22	249	1.68%	1.15%	10.29%
Fidelity VIP Freedom 2010 (GrandMaster )
	2016	1	12.97	19	1.13%	1.35%	3.81%
	2015	4	12.49	52	1.57%	1.35%	(1.87)%
	2014	4	12.73	54	1.43%	1.35%	2.81%
	2013	4	12.38	50	2.01%	1.35%	11.67%
	2012	4	11.09	41	1.76%	1.35%	10.07%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (IQ Annuity )
	2016	4	$12.84	$57	1.25%	1.45%	3.71%
	2015	4	12.38	55	1.58%	1.45%	(1.97)%
	2014	5	12.63	57	1.40%	1.45%	2.70%
	2013	5	12.30	57	1.06%	1.45%	11.56%
	2012	13	11.03	139	1.59%	1.45%	9.96%
Fidelity VIP Freedom 2010 (Pinnacle )
	2016	1	12.97	15	1.29%	1.35%	3.81%
	2015	1	12.49	15	1.58%	1.35%	(1.87)%
	2014	1	12.73	15	1.40%	1.35%	2.81%
	2013	1	12.38	15	3.21%	1.35%	11.67%
	2012	*-	11.09	2	0.42%	1.35%	10.07%
Fidelity VIP Freedom 2010 (Pinnacle IV )
	2016	5	12.84	62	1.42%	1.45%	3.71%
	2015	5	12.38	65	1.58%	1.45%	(1.97)%
	2014	5	12.63	66	1.36%	1.45%	2.70%
	2013	5	12.30	66	1.86%	1.45%	11.56%
	2012	6	11.03	64	1.10%	1.45%	9.96%
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E )
	2016	1	13.16	14	1.30%	1.15%	4.02%
	2015	1	12.66	14	1.60%	1.15%	(1.67)%
Fidelity VIP Freedom 2010 (Pinnacle Plus )
	2016	*-	12.57	4	0.60%	1.67%	3.47%
	2015	1	12.15	9	0.65%	1.67%	(2.19)%
	2014	2	12.42	24	1.40%	1.67%	2.47%
	2013	2	12.12	23	1.93%	1.67%	11.31%
	2012	2	10.89	21	1.71%	1.67%	9.71%
Fidelity VIP Freedom 2010 (Pinnacle V )
	2016	33	12.62	414	1.23%	1.55%	3.60%
	2015	36	12.19	437	1.18%	1.55%	(2.07)%
	2014	60	12.44	745	1.41%	1.55%	2.60%
	2013	60	12.13	731	1.90%	1.55%	11.44%
	2012	62	10.88	671	1.49%	1.55%	9.85%
Fidelity VIP Freedom 2015 (AdvantEdge )
	2016	6	13.01	79	1.26%	1.60%	3.89%
	2015	7	12.53	83	1.04%	1.60%	(2.10)%
	2014	11	12.80	146	1.56%	1.60%	2.78%
	2013	8	12.45	96	1.48%	1.60%	12.28%
	2012	14	11.09	156	1.74%	1.60%	10.11%
Fidelity VIP Freedom 2015 (AnnuiChoice II )
	2016	12	13.21	152	1.41%	1.15%	4.36%
	2015	11	12.66	136	1.33%	1.15%	(1.65)%
	2014	13	12.87	165	1.41%	1.15%	3.25%
	2013	11	12.47	133	1.52%	1.15%	12.79%
	2012	18	11.05	202	1.84%	1.15%	10.61%
Fidelity VIP Freedom 2015 (GrandMaster )
	2016	1	12.96	9	1.26%	1.35%	4.15%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (IQ Annuity )
	2016	3	$12.83	$42	0.15%	1.45%	4.05%
	2015	42	12.33	522	2.29%	1.45%	(1.95)%
	2014	4	12.57	48	1.43%	1.45%	2.94%
	2013	4	12.22	47	1.34%	1.45%	12.45%
	2012	8	10.86	90	1.81%	1.45%	10.27%
Fidelity VIP Freedom 2015 (Pinnacle IV )
	2016	*-	12.83	2	1.29%	1.45%	4.05%
	2015	*-	12.33	2	0.78%	1.45%	(1.95)%
	2014	*-	12.57	5	0.65%	1.45%	2.94%
	2013	1	12.22	14	1.92%	1.45%	12.45%
	2012	1	10.86	14	0.94%	1.45%	10.27%
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )
	2016	1	13.39	18	1.30%	1.15%	4.36%
	2015	1	12.83	17	1.59%	1.15%	(1.65)%
Fidelity VIP Freedom 2015 (Pinnacle Plus )
	2016	1	12.55	12	0.61%	1.67%	3.82%
	2015	2	12.09	28	1.06%	1.67%	(2.17)%
	2014	4	12.36	55	1.43%	1.67%	2.71%
	2013	4	12.03	54	1.25%	1.67%	12.20%
	2012	11	10.73	115	1.78%	1.67%	10.03%
Fidelity VIP Freedom 2015 (Pinnacle V )
	2016	104	12.59	1,315	1.39%	1.55%	3.94%
	2015	99	12.12	1,201	1.08%	1.55%	(2.05)%
	2014	309	12.37	3,816	1.37%	1.55%	2.84%
	2013	155	12.03	1,859	2.11%	1.55%	12.34%
	2012	140	10.71	1,504	1.83%	1.55%	10.16%
Fidelity VIP Freedom 2020 (AdvantEdge )
	2016	8	12.94	108	0.89%	1.60%	4.11%
	2015	13	12.43	167	1.32%	1.60%	(2.05)%
	2014	17	12.69	221	1.63%	1.60%	2.92%
	2013	15	12.33	189	1.57%	1.60%	13.79%
	2012	27	10.83	295	2.15%	1.60%	11.25%
Fidelity VIP Freedom 2020 (AnnuiChoice II )
	2016	49	13.00	635	1.03%	1.15%	4.59%
	2015	56	12.43	701	1.58%	1.15%	(1.60)%
	2014	56	12.64	705	1.45%	1.15%	3.39%
	2013	56	12.22	683	2.01%	1.15%	14.31%
	2012	63	10.69	675	1.78%	1.15%	11.76%
Fidelity VIP Freedom 2020 (GrandMaster flex3 )
	2016	1	12.50	16	1.26%	1.55%	4.16%
	2015	1	12.00	17	1.57%	1.55%	(2.00)%
Fidelity VIP Freedom 2020 (GrandMaster )
	2016	*-	12.75	5	0.19%	1.35%	4.38%
	2015	4	12.22	46	1.60%	1.35%	(1.80)%
	2014	4	12.44	47	1.44%	1.35%	3.18%
	2013	4	12.06	45	2.13%	1.35%	14.08%
	2012	4	10.57	40	1.86%	1.35%	11.54%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (IQ Annuity )
	2016	53	$12.63	$666	1.75%	1.45%	4.27%
	2015	23	12.11	281	1.59%	1.45%	(1.90)%
Fidelity VIP Freedom 2020 (Pinnacle IV )
	2016	5	12.63	60	1.31%	1.45%	4.27%
	2015	5	12.11	57	1.60%	1.45%	(1.90)%
	2014	5	12.34	58	1.44%	1.45%	3.08%
	2013	5	11.98	57	1.49%	1.45%	13.96%
	2012	9	10.51	96	1.38%	1.45%	11.42%
Fidelity VIP Freedom 2020 (Pinnacle )
	2016	2	12.75	27	1.31%	1.35%	4.38%
	2015	2	12.22	26	1.49%	1.35%	(1.80)%
	2014	3	12.44	34	2.88%	1.35%	3.18%
	2013	1	12.06	9	3.96%	1.35%	14.08%
Fidelity VIP Freedom 2020 (Pinnacle Plus )
	2016	1	12.36	11	0.70%	1.67%	4.04%
	2015	2	11.88	21	1.60%	1.67%	(2.12)%
	2014	2	12.13	21	1.44%	1.67%	2.85%
	2013	2	11.80	21	2.13%	1.67%	13.71%
	2012	2	10.38	18	1.86%	1.67%	11.17%
Fidelity VIP Freedom 2020 (Pinnacle V )
	2016	266	12.37	3,285	1.15%	1.55%	4.16%
	2015	329	11.87	3,905	1.59%	1.55%	(2.00)%
	2014	329	12.12	3,990	1.47%	1.55%	2.98%
	2013	323	11.77	3,800	2.05%	1.55%	13.84%
	2012	350	10.34	3,618	2.07%	1.55%	11.31%
Fidelity VIP Freedom 2025 (Advantedge)
	2016	14	13.50	184	1.30%	1.60%	4.29%
	2015	14	12.94	181	1.66%	1.60%	(2.10)%
	2014	13	13.22	174	1.88%	1.60%	3.18%
	2013	12	12.81	159	4.26%	1.60%	17.80%
Fidelity VIP Freedom 2025 (AnnuiChoice II )
	2016	39	13.51	526	1.82%	1.15%	4.77%
	2015	18	12.90	227	1.82%	1.15%	(1.65)%
	2014	14	13.12	179	1.45%	1.15%	3.65%
	2013	14	12.65	172	2.05%	1.15%	18.34%
	2012	17	10.69	184	1.64%	1.15%	13.47%
Fidelity VIP Freedom 2025 (IQ Annuity )
	2016	10	13.12	130	1.58%	1.45%	4.45%
	2015	14	12.56	174	1.97%	1.45%	(1.95)%
	2014	6	12.81	79	1.88%	1.45%	3.33%
	2013	3	12.40	36	4.26%	1.45%	17.98%
Fidelity VIP Freedom 2025 (Pinnacle )
	2016	*-	13.25	5	1.32%	1.35%	4.55%
	2015	*-	12.67	5	1.62%	1.35%	(1.85)%
	2014	*-	12.91	5	1.44%	1.35%	3.44%
	2013	*-	12.48	4	2.31%	1.35%	18.10%
	2012	*-	10.57	4	1.67%	1.35%	13.24%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle IV )
	2016	2	$13.12	$30	1.32%	1.45%	4.45%
	2015	2	12.56	29	1.61%	1.45%	(1.95)%
	2014	2	12.81	29	1.43%	1.45%	3.33%
	2013	2	12.40	28	2.30%	1.45%	17.98%
	2012	2	10.51	24	1.68%	1.45%	13.13%
Fidelity VIP Freedom 2025 (Pinnacle Plus )
	2016	*-	12.84	4	0.62%	1.67%	4.22%
	2015	1	12.32	10	1.60%	1.67%	(2.17)%
	2014	1	12.59	10	1.43%	1.67%	3.10%
	2013	1	12.22	9	2.30%	1.67%	17.72%
	2012	1	10.38	8	1.67%	1.67%	12.87%
Fidelity VIP Freedom 2025 (Pinnacle V )
	2016	242	12.85	3,114	1.26%	1.55%	4.34%
	2015	251	12.31	3,088	1.89%	1.55%	(2.05)%
	2014	191	12.57	2,405	1.42%	1.55%	3.23%
	2013	196	12.17	2,392	2.33%	1.55%	17.86%
	2012	191	10.33	1,973	2.10%	1.55%	13.01%
Fidelity VIP Freedom 2030 (AnnuiChoice II )
	2016	1	13.12	18	0.61%	1.15%	5.15%
	2015	4	12.48	50	1.07%	1.15%	(1.67)%
	2014	6	12.69	78	1.23%	1.15%	3.54%
	2013	7	12.26	90	1.54%	1.15%	20.01%
	2012	14	10.21	147	1.89%	1.15%	13.85%
Fidelity VIP Freedom 2030 (Grandmaster )
	2016	*-	12.87	2	1.25%	1.35%	4.94%
	2015	*-	12.26	2	1.49%	1.35%	(1.87)%
Fidelity VIP Freedom 2030 (IQ Annuity )
	2016	11	12.74	141	1.31%	1.45%	4.83%
	2015	10	12.15	118	1.57%	1.45%	(1.97)%
	2014	8	12.40	105	1.47%	1.45%	3.23%
	2013	7	12.01	85	2.42%	1.45%	19.65%
	2012	6	10.04	57	2.22%	1.45%	13.50%
Fidelity VIP Freedom 2030 (Pinnacle )
	2016	*-	12.87	2	1.25%	1.35%	4.94%
	2015	*-	12.26	2	1.78%	1.35%	(1.87)%
Fidelity VIP Freedom 2030 (Pinnacle IV )
	2016	2	12.74	22	1.88%	1.45%	4.83%
	2015	*-	12.15	*-	1.49%	1.45%	(1.97)%
	2014	*-	12.40	*-	1.30%	1.45%	3.23%
	2013	*-	12.01	*-	2.13%	1.45%	19.65%
	2012	*-	10.04	*-	0.05%	1.45%	13.50%
Fidelity VIP Freedom 2030 (Pinnacle V )
	2016	26	12.45	326	1.24%	1.55%	4.73%
	2015	26	11.89	310	1.68%	1.55%	(2.07)%
	2014	24	12.14	293	1.36%	1.55%	3.12%
	2013	24	11.77	283	2.18%	1.55%	19.53%
	2012	25	9.85	243	1.96%	1.55%	13.39%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (AnnuiChoice II )
	2016	12	$18.44	$217	—%	1.15%	(0.61)%
	2015	9	18.55	173	0.03%	1.15%	5.68%
	2014	19	17.56	340	—%	1.15%	9.74%
	2013	17	16.00	271	0.13%	1.15%	34.44%
	2012	12	11.90	139	0.26%	1.15%	13.08%
Fidelity VIP Growth (GrandMaster )
	2016	37	16.06	594	—%	1.35%	(0.81)%
	2015	36	16.19	589	0.03%	1.35%	5.46%
	2014	46	15.35	713	—%	1.35%	9.52%
	2013	39	14.02	552	0.11%	1.35%	34.17%
	2012	48	10.45	498	0.38%	1.35%	12.85%
Fidelity VIP Growth (AdvantEdge )
	2016	7	14.89	101	—%	1.60%	(1.06)%
	2015	6	15.05	94	0.03%	1.60%	5.20%
	2014	7	14.31	96	—%	1.60%	9.24%
	2013	7	13.10	95	0.10%	1.60%	33.83%
	2012	11	9.79	105	0.58%	1.60%	12.56%
Fidelity VIP Growth (AnnuiChoice )
	2016	25	14.34	364	—%	1.00%	(0.45)%
	2015	29	14.40	415	0.04%	1.00%	5.84%
	2014	39	13.61	529	—%	1.00%	9.90%
	2013	31	12.38	389	0.11%	1.00%	34.64%
	2012	37	9.20	337	0.35%	1.00%	13.25%
Fidelity VIP Growth (GrandMaster flex3 )
	2016	5	18.06	95	—%	1.55%	(1.01)%
	2015	10	18.24	183	0.03%	1.55%	5.25%
	2014	48	17.33	826	—%	1.55%	9.29%
	2013	11	15.86	169	0.10%	1.55%	33.90%
	2012	17	11.84	206	0.32%	1.55%	12.62%
Fidelity VIP Growth (IQ3 )
	2016	22	14.34	319	—%	1.45%	(0.91)%
	2015	24	14.47	347	0.03%	1.45%	5.36%
	2014	61	13.74	838	—%	1.45%	9.40%
	2013	40	12.55	496	0.11%	1.45%	34.03%
	2012	46	9.37	435	0.34%	1.45%	12.74%
Fidelity VIP Growth (Pinnacle )
	2016	17	16.06	268	—%	1.35%	(0.81)%
	2015	19	16.19	309	0.04%	1.35%	5.46%
	2014	25	15.35	391	—%	1.35%	9.52%
	2013	15	14.02	215	0.12%	1.35%	34.17%
	2012	14	10.45	146	0.35%	1.35%	12.85%
Fidelity VIP Growth (Pinnacle IV )
	2016	38	15.91	601	—%	1.45%	(0.91)%
	2015	49	16.05	789	0.03%	1.45%	5.36%
	2014	71	15.24	1,081	—%	1.45%	9.40%
	2013	69	13.93	954	0.11%	1.45%	34.03%
	2012	78	10.39	812	0.33%	1.45%	12.74%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )
	2016	2	$18.76	$28	—%	1.15%	(0.61)%
	2015	3	18.88	63	0.05%	1.15%	5.68%
	2014	1	17.86	18	—%	1.15%	9.74%
	2013	2	16.28	25	0.07%	1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus )
	2016	2	20.15	46	—%	1.67%	(1.13)%
	2014	6	19.39	107	—%	1.67%	9.16%
	2013	6	17.76	112	0.08%	1.67%	33.73%
	2012	15	13.28	204	0.48%	1.67%	12.48%
Fidelity VIP Growth (Pinnacle V )
	2016	178	15.57	2,765	—%	1.55%	(1.01)%
	2015	125	15.73	1,960	0.03%	1.55%	5.25%
	2014	132	14.95	1,973	—%	1.55%	9.29%
	2013	111	13.67	1,518	0.13%	1.55%	33.90%
	2012	67	10.21	684	0.44%	1.55%	12.62%
Fidelity VIP High Income (AdvantEdge )
	2016	70	15.10	1,060	6.03%	1.60%	12.34%
	2015	28	13.44	376	4.52%	1.60%	(5.40)%
	2014	34	14.20	485	2.80%	1.60%	(0.71)%
	2013	67	14.31	960	3.77%	1.60%	4.01%
	2012	164	13.75	2,260	7.39%	1.60%	12.14%
Fidelity VIP High Income (AnnuiChoice II )
	2016	46	16.20	746	6.39%	1.15%	12.86%
	2015	31	14.35	448	5.95%	1.15%	(4.97)%
	2014	13	15.10	201	1.78%	1.15%	(0.26)%
	2013	57	15.14	869	5.93%	1.15%	4.48%
	2012	55	14.49	804	5.73%	1.15%	12.66%
Fidelity VIP High Income (AnnuiChoice )
	2016	17	19.57	335	5.98%	1.00%	13.03%
	2015	16	17.32	274	6.98%	1.00%	(4.83)%
	2014	22	18.19	403	4.77%	1.00%	(0.10)%
	2013	27	18.21	483	5.19%	1.00%	4.64%
	2012	36	17.40	622	6.54%	1.00%	12.83%
Fidelity VIP High Income (GrandMaster flex3 )
	2016	393	20.16	7,917	5.90%	1.55%	12.40%
	2015	295	17.94	5,298	5.57%	1.55%	(5.35)%
	2014	27	18.95	514	0.35%	1.55%	(0.66)%
	2013	643	19.08	12,260	5.40%	1.55%	4.06%
	2012	750	18.33	13,747	5.45%	1.55%	12.20%
Fidelity VIP High Income (IQ Advisor Standard )
	2016	*-	19.54	4	5.38%	0.60%	13.48%
	2015	*-	17.22	3	6.65%	0.60%	(4.44)%
	2014	*-	18.02	3	5.89%	0.60%	0.30%
	2013	*-	17.96	3	11.19%	0.60%	5.06%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (IQ3 )
	2016	58	$20.40	$1,184	6.12%	1.45%	12.51%
	2015	38	18.13	684	6.02%	1.45%	(5.26)%
	2014	29	19.13	564	3.04%	1.45%	(0.56)%
	2013	62	19.24	1,192	4.61%	1.45%	4.17%
	2012	97	18.47	1,787	6.22%	1.45%	12.31%
Fidelity VIP High Income (Pinnacle )
	2016	219	17.97	3,940	6.33%	1.35%	12.63%
	2015	160	15.95	2,552	6.34%	1.35%	(5.16)%
	2014	22	16.82	372	0.53%	1.35%	(0.46)%
	2013	366	16.90	6,186	5.50%	1.35%	4.27%
	2012	411	16.21	6,668	5.50%	1.35%	12.43%
Fidelity VIP High Income (Pinnacle IV )
	2016	14	20.45	293	3.59%	1.45%	12.52%
	2015	20	18.17	366	5.75%	1.45%	(5.26)%
	2014	14	19.18	274	2.78%	1.45%	(0.56)%
	2013	36	19.29	685	5.04%	1.45%	4.17%
	2012	48	18.52	887	5.71%	1.45%	12.31%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )
	2016	1	12.97	16	5.45%	1.15%	12.86%
	2015	1	11.49	14	6.46%	1.15%	(4.97)%
	2014	1	12.09	12	5.07%	1.15%	(0.26)%
	2013	1	12.12	15	—%	1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus )
	2016	1	18.47	20	4.53%	1.67%	12.26%
	2015	2	16.46	31	5.88%	1.67%	(5.47)%
	2014	3	17.41	45	5.51%	1.67%	(0.78)%
	2013	2	17.54	42	22.34%	1.67%	3.93%
	2012	4	16.88	69	4.09%	1.67%	12.06%
Fidelity VIP High Income (Pinnacle V )
	2016	82	14.29	1,173	3.76%	1.55%	12.40%
	2015	219	12.71	2,785	16.35%	1.55%	(5.35)%
	2014	70	13.43	939	5.53%	1.55%	(0.66)%
	2013	74	13.52	999	5.95%	1.55%	4.06%
	2012	71	12.99	918	6.35%	1.55%	12.20%
Fidelity VIP II Index 500 (Pinnacle )
	2016	60	15.74	949	1.31%	1.35%	10.08%
	2015	65	14.30	934	1.79%	1.35%	(0.28)%
	2014	66	14.34	950	1.57%	1.35%	11.76%
	2013	71	12.83	915	2.16%	1.35%	30.13%
	2012	60	9.86	587	1.88%	1.35%	14.06%
Fidelity VIP II Index 500 (Pinnacle IV )
	2016	308	15.59	4,799	1.33%	1.45%	9.97%
	2015	349	14.17	4,945	3.84%	1.45%	(0.38)%
	2014	121	14.23	1,718	1.42%	1.45%	11.65%
	2013	150	12.74	1,907	1.86%	1.45%	30.00%
	2012	173	9.80	1,697	1.79%	1.45%	13.95%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle V )
	2016	1,246	$15.14	$18,857	1.41%	1.55%	9.85%
	2015	1,195	13.78	16,465	3.45%	1.55%	(0.48)%
	2014	411	13.85	5,694	1.73%	1.55%	11.53%
	2013	288	12.42	3,570	2.23%	1.55%	29.87%
	2012	205	9.56	1,960	2.21%	1.55%	13.83%
Fidelity VIP Index 500 (AdvantEdge )
	2016	75	16.97	1,268	1.26%	1.60%	9.80%
	2015	95	15.45	1,471	2.01%	1.60%	(0.53)%
	2014	85	15.54	1,325	1.47%	1.60%	11.48%
	2013	85	13.94	1,184	1.86%	1.60%	29.80%
	2012	99	10.74	1,065	1.90%	1.60%	13.77%
Fidelity VIP Index 500 (AnnuiChoice II )
	2016	244	16.05	3,917	1.43%	1.15%	10.30%
	2015	212	14.55	3,083	2.11%	1.15%	(0.08)%
	2014	132	14.56	1,926	1.56%	1.15%	11.99%
	2013	112	13.01	1,462	2.12%	1.15%	30.39%
	2012	95	9.97	945	2.23%	1.15%	14.30%
Fidelity VIP Index 500 (AnnuiChoice )
	2016	55	18.17	996	1.33%	1.00%	10.47%
	2015	60	16.45	983	2.18%	1.00%	0.07%
	2014	72	16.44	1,181	1.30%	1.00%	12.16%
	2013	104	14.65	1,524	2.05%	1.00%	30.59%
	2012	95	11.22	1,069	2.05%	1.00%	14.47%
Fidelity VIP Index 500 (Grandmaster flex3 )
	2016	32	15.43	498	1.61%	1.55%	9.85%
	2015	20	14.05	284	2.41%	1.55%	(0.48)%
	2014	16	14.12	231	0.66%	1.55%	11.53%
	2013	82	12.66	1,035	2.44%	1.55%	29.87%
	2012	46	9.75	452	2.60%	1.55%	13.83%
Fidelity VIP Index 500 (Grandmaster )
	2016	145	15.74	2,277	1.37%	1.35%	10.08%
	2015	158	14.30	2,266	3.37%	1.35%	(0.28)%
	2014	69	14.34	986	1.68%	1.35%	11.76%
	2013	56	12.83	720	1.96%	1.35%	30.13%
	2012	58	9.86	572	2.06%	1.35%	14.06%
Fidelity VIP Index 500 (IQ Advisor Standard )
	2016	10	16.94	161	1.46%	0.60%	10.91%
	2015	6	15.27	91	1.62%	0.60%	0.48%
	2014	13	15.20	191	1.41%	0.60%	12.61%
	2013	21	13.50	281	2.27%	0.60%	31.12%
	2012	15	10.29	153	1.95%	0.60%	14.93%
Fidelity VIP Index 500 (IQ3 )
	2016	68	18.50	1,265	1.45%	1.45%	9.97%
	2015	54	16.82	915	1.55%	1.45%	(0.38)%
	2014	102	16.89	1,730	1.36%	1.45%	11.65%
	2013	136	15.13	2,053	2.27%	1.45%	30.00%
	2012	97	11.64	1,128	1.85%	1.45%	13.95%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )
	2016	11	$19.70	$213	1.46%	1.15%	10.30%
	2015	12	17.86	208	2.79%	1.15%	(0.08)%
	2014	6	17.87	114	1.51%	1.15%	11.99%
	2013	5	15.96	86	2.59%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus )
	2016	13	22.47	303	1.01%	1.67%	9.72%
	2015	23	20.48	473	2.19%	1.67%	(0.60)%
	2014	15	20.61	312	1.79%	1.67%	11.40%
	2013	14	18.50	253	1.93%	1.67%	29.71%
	2012	17	14.26	250	1.90%	1.67%	13.69%
Fidelity VIP Investment Grade Bond (AdvantEdge )
	2016	138	12.59	1,742	2.46%	1.60%	2.81%
	2015	122	12.24	1,498	2.33%	1.60%	(2.43)%
	2014	135	12.55	1,696	1.99%	1.60%	3.93%
	2013	137	12.07	1,650	2.41%	1.60%	(3.63)%
	2012	120	12.53	1,498	2.19%	1.60%	3.91%
Fidelity VIP Investment Grade Bond (AnnuiChoice II )
	2016	279	13.67	3,818	2.34%	1.15%	3.28%
	2015	249	13.24	3,294	2.66%	1.15%	(1.99)%
	2014	194	13.51	2,621	2.14%	1.15%	4.40%
	2013	170	12.94	2,194	2.67%	1.15%	(3.19)%
	2012	119	13.36	1,590	2.38%	1.15%	4.38%
Fidelity VIP Investment Grade Bond (AnnuiChoice )
	2016	83	17.64	1,471	2.26%	1.00%	3.43%
	2015	83	17.05	1,417	2.16%	1.00%	(1.84)%
	2014	122	17.37	2,126	2.06%	1.00%	4.56%
	2013	121	16.61	2,011	2.15%	1.00%	(3.05)%
	2012	133	17.13	2,282	2.05%	1.00%	4.54%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )
	2016	36	13.71	498	2.04%	1.55%	2.86%
	2015	32	13.33	428	2.02%	1.55%	(2.39)%
	2014	32	13.66	433	2.05%	1.55%	3.98%
	2013	31	13.13	409	1.70%	1.55%	(3.58)%
	2012	50	13.62	683	2.18%	1.55%	3.96%
Fidelity VIP Investment Grade Bond (GrandMaster )
	2016	65	13.03	842	2.09%	1.35%	3.07%
	2015	74	12.64	930	2.07%	1.35%	(2.19)%
	2014	93	12.93	1,208	2.00%	1.35%	4.19%
	2013	91	12.41	1,135	1.85%	1.35%	(3.39)%
	2012	132	12.84	1,696	2.12%	1.35%	4.17%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard )
	2016	4	15.26	59	1.71%	0.60%	3.85%
	2015	12	14.70	182	1.66%	0.60%	(1.44)%
	2014	11	14.91	164	1.99%	0.60%	4.98%
	2013	11	14.20	159	1.72%	0.60%	(2.65)%
	2012	18	14.59	268	2.07%	0.60%	4.97%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ3 )
	2016	65	$16.10	$1,049	2.02%	1.45%	2.96%
	2015	74	15.64	1,151	2.19%	1.45%	(2.29)%
	2014	84	16.00	1,345	1.80%	1.45%	4.09%
	2013	106	15.37	1,623	2.02%	1.45%	(3.49)%
	2012	129	15.93	2,057	2.35%	1.45%	4.07%
Fidelity VIP Investment Grade Bond (Pinnacle )
	2016	97	14.07	1,361	2.25%	1.35%	3.07%
	2015	92	13.65	1,259	2.14%	1.35%	(2.19)%
	2014	111	13.96	1,548	1.97%	1.35%	4.19%
	2013	107	13.39	1,438	2.01%	1.35%	(3.39)%
	2012	139	13.86	1,932	2.06%	1.35%	4.17%
Fidelity VIP Investment Grade Bond (Pinnacle IV )
	2016	29	13.89	409	2.35%	1.45%	2.96%
	2015	25	13.49	340	1.61%	1.45%	(2.29)%
	2014	47	13.81	643	1.90%	1.45%	4.09%
	2013	52	13.26	689	1.78%	1.45%	(3.49)%
	2012	83	13.74	1,137	1.84%	1.45%	4.07%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )
	2016	1	14.24	8	1.45%	1.10%	3.33%
	2015	1	13.79	9	0.85%	1.10%	(1.94)%
	2014	1	14.06	10	1.87%	1.10%	4.46%
	2013	1	13.46	10	2.19%	1.10%	(3.14)%
	2012	1	13.90	11	4.25%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )
	2016	6	11.12	71	2.28%	1.15%	3.28%
	2015	6	10.77	68	2.67%	1.15%	(1.99)%
	2014	5	10.99	58	2.04%	1.15%	4.40%
	2013	2	10.52	22	1.88%	1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus )
	2016	9	13.44	119	2.17%	1.67%	2.73%
	2015	16	13.08	207	2.27%	1.67%	(2.50)%
	2014	20	13.42	271	1.83%	1.67%	3.86%
	2013	27	12.92	352	2.03%	1.67%	(3.70)%
	2012	36	13.41	480	1.97%	1.67%	3.83%
Fidelity VIP Investment Grade Bond (Pinnacle V )
	2016	1,414	12.82	18,135	2.57%	1.55%	2.86%
	2015	1,028	12.46	12,816	2.76%	1.55%	(2.39)%
	2014	738	12.77	9,425	2.35%	1.55%	3.98%
	2013	528	12.28	6,483	2.68%	1.55%	(3.58)%
	2012	357	12.74	4,549	2.51%	1.55%	3.96%
Fidelity VIP Mid Cap (AdvantEdge )
	2016	16	16.40	261	0.34%	1.60%	10.13%
	2015	17	14.89	253	0.28%	1.60%	(3.20)%
	2014	18	15.38	272	0.02%	1.60%	4.34%
	2013	28	14.74	416	5.72%	1.60%	33.70%
	2012	26	11.02	288	0.45%	1.60%	12.72%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice II )
	2016	40	$18.95	$749	0.32%	1.15%	10.64%
	2015	40	17.13	689	0.23%	1.15%	(2.76)%
	2014	49	17.61	855	0.02%	1.15%	4.81%
	2013	58	16.80	970	5.49%	1.15%	34.31%
	2012	60	12.51	751	0.41%	1.15%	13.24%
Fidelity VIP Mid Cap (AnnuiChoice )
	2016	23	36.61	836	0.32%	1.00%	10.80%
	2015	25	33.04	820	0.24%	1.00%	(2.61)%
	2014	29	33.93	988	0.02%	1.00%	4.97%
	2013	39	32.32	1,273	5.02%	1.00%	34.51%
	2012	52	24.03	1,257	0.38%	1.00%	13.41%
Fidelity VIP Mid Cap (GrandMaster flex3 )
	2016	10	31.51	309	0.31%	1.55%	10.19%
	2015	11	28.60	318	0.22%	1.55%	(3.15)%
	2014	17	29.53	509	0.02%	1.55%	4.39%
	2013	23	28.29	645	5.63%	1.55%	33.77%
	2012	24	21.15	503	0.33%	1.55%	12.78%
Fidelity VIP Mid Cap (Grandmaster )
	2016	13	27.98	374	0.23%	1.35%	10.41%
	2015	24	25.34	605	0.29%	1.35%	(2.96)%
	2014	18	26.11	471	0.02%	1.35%	4.60%
	2013	18	24.96	460	5.52%	1.35%	34.04%
	2012	19	18.62	348	0.37%	1.35%	13.01%
Fidelity VIP Mid Cap (IQ Advisor Standard )
	2016	5	30.78	164	0.34%	0.60%	11.25%
	2015	4	27.67	109	0.10%	0.60%	(2.22)%
	2014	15	28.30	430	0.02%	0.60%	5.40%
	2013	8	26.85	221	8.24%	0.60%	35.06%
	2012	2	19.88	38	0.14%	0.60%	13.87%
Fidelity VIP Mid Cap (IQ Annuity )
	2016	55	34.82	1,907	0.31%	1.45%	10.30%
	2015	58	31.56	1,836	0.25%	1.45%	(3.05)%
	2014	76	32.56	2,467	0.02%	1.45%	4.50%
	2013	86	31.16	2,695	6.38%	1.45%	33.90%
	2012	61	23.27	1,417	0.29%	1.45%	12.89%
Fidelity VIP Mid Cap (Pinnacle )
	2016	30	16.34	493	0.31%	1.35%	10.41%
	2015	34	14.80	499	0.26%	1.35%	(2.96)%
	2014	38	15.25	576	0.02%	1.35%	4.60%
	2013	61	14.58	896	5.52%	1.35%	34.04%
	2012	62	10.88	674	0.37%	1.35%	13.01%
Fidelity VIP Mid Cap (Pinnacle IV )
	2016	52	34.29	1,781	0.31%	1.45%	10.30%
	2015	67	31.08	2,071	0.22%	1.45%	(3.05)%
	2014	82	32.06	2,639	0.02%	1.45%	4.50%
	2013	109	30.68	3,343	4.83%	1.45%	33.90%
	2012	154	22.92	3,531	0.37%	1.45%	12.89%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )
	2016	15	$15.69	$240	0.33%	1.15%	10.64%
	2015	15	14.18	206	0.27%	1.15%	(2.76)%
	2014	15	14.58	212	0.02%	1.15%	4.81%
	2013	2	13.91	32	—%	1.15%	34.31%
Fidelity VIP Mid Cap (Pinnacle Plus )
	2016	4	32.86	118	0.31%	1.67%	10.06%
	2015	6	29.85	183	0.25%	1.67%	(3.27)%
	2014	9	30.86	265	0.01%	1.67%	4.26%
	2013	20	29.60	598	5.29%	1.67%	33.60%
	2012	25	22.16	555	0.37%	1.67%	12.64%
Fidelity VIP Mid Cap (Pinnacle V )
	2016	123	15.90	1,952	0.32%	1.55%	10.19%
	2015	126	14.43	1,816	0.21%	1.55%	(3.15)%
	2014	154	14.90	2,291	0.02%	1.55%	4.39%
	2013	145	14.27	2,074	5.95%	1.55%	33.77%
	2012	117	10.67	1,253	0.34%	1.55%	12.78%
Fidelity VIP Overseas (AdvantEdge )
	2016	41	8.81	363	1.17%	1.60%	(6.78)%
	2015	49	9.45	466	1.10%	1.60%	1.64%
	2014	53	9.29	492	1.11%	1.60%	(9.76)%
	2013	56	10.30	580	1.38%	1.60%	28.09%
	2012	69	8.04	551	1.78%	1.60%	18.44%
Fidelity VIP Overseas (AnnuiChoice II )
	2016	22	10.56	231	1.11%	1.15%	(6.36)%
	2015	26	11.28	291	0.99%	1.15%	2.11%
	2014	31	11.04	338	1.08%	1.15%	(9.35)%
	2013	35	12.18	428	1.37%	1.15%	28.67%
	2012	43	9.47	407	1.91%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice )
	2016	24	12.99	314	1.25%	1.00%	(6.21)%
	2015	25	13.85	340	1.13%	1.00%	2.26%
	2014	31	13.54	415	1.08%	1.00%	(9.21)%
	2013	28	14.91	425	1.42%	1.00%	28.87%
	2012	34	11.57	398	1.65%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3 )
	2016	9	13.92	132	1.16%	1.55%	(6.74)%
	2015	12	14.92	183	1.01%	1.55%	1.70%
	2014	12	14.68	179	1.07%	1.55%	(9.72)%
	2013	13	16.25	217	1.46%	1.55%	28.15%
	2012	14	12.68	183	1.69%	1.55%	18.50%
Fidelity VIP Overseas (GrandMaster )
	2016	38	8.68	327	1.26%	1.35%	(6.55)%
	2015	43	9.29	395	0.98%	1.35%	1.90%
	2014	51	9.11	465	0.94%	1.35%	(9.53)%
	2013	71	10.07	712	1.57%	1.35%	28.41%
	2012	64	7.84	499	1.67%	1.35%	18.75%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ Advisor Standard )
	2016	*-	$15.46	$3	1.05%	0.60%	(5.84)%
	2015	*-	16.42	7	1.15%	0.60%	2.68%
	2014	*-	15.99	7	0.59%	0.60%	(8.85)%
	2013	8	17.54	142	1.35%	0.60%	29.39%
	2012	10	13.56	139	1.73%	0.60%	19.65%
Fidelity VIP Overseas (IQ3 )
	2016	17	12.65	214	1.22%	1.45%	(6.64)%
	2015	35	13.55	470	1.56%	1.45%	1.80%
	2014	37	13.31	493	1.52%	1.45%	(9.63)%
	2013	39	14.72	578	1.38%	1.45%	28.28%
	2012	47	11.48	537	1.71%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle )
	2016	21	14.28	297	1.24%	1.35%	(6.55)%
	2015	22	15.28	336	1.05%	1.35%	1.90%
	2014	26	15.00	391	0.94%	1.35%	(9.53)%
	2013	34	16.58	558	1.43%	1.35%	28.41%
	2012	38	12.91	490	1.54%	1.35%	18.75%
Fidelity VIP Overseas (Pinnacle IV )
	2016	20	14.10	282	1.20%	1.45%	(6.64)%
	2015	23	15.10	340	0.97%	1.45%	1.80%
	2014	29	14.84	436	1.03%	1.45%	(9.63)%
	2013	32	16.42	532	1.28%	1.45%	28.28%
	2012	45	12.80	580	1.64%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )
	2016	9	11.25	97	1.33%	1.15%	(6.36)%
	2015	9	12.02	107	1.16%	1.15%	2.11%
	2014	6	11.77	76	1.62%	1.15%	17.68%
Fidelity VIP Overseas (Pinnacle Plus )
	2016	4	16.97	67	0.75%	1.67%	(6.85)%
	2015	7	18.22	133	1.23%	1.67%	1.57%
	2014	9	17.94	160	0.94%	1.67%	(9.83)%
	2013	14	19.89	274	1.65%	1.67%	28.00%
	2012	11	15.54	170	1.79%	1.67%	18.36%
Fidelity VIP Overseas (Pinnacle V )
	2016	105	8.37	882	1.25%	1.55%	(6.74)%
	2015	98	8.97	881	1.00%	1.55%	1.70%
	2014	143	8.82	1,266	1.27%	1.55%	(9.72)%
	2013	114	9.77	1,119	1.54%	1.55%	28.15%
	2012	109	7.62	833	1.81%	1.55%	18.50%
Fidelity VIP Target Volatility (AdvantEdge )
	2016	22	10.75	238	2.04%	1.60%	3.38%
	2015	10	10.40	108	0.98%	1.60%	(2.92)%
	2014	11	10.71	113	2.48%	1.60%	7.08%
Fidelity VIP Target Volatility (AnnuiChoice II )
	2016	58	10.90	628	1.13%	1.15%	3.85%
	2015	62	10.49	648	1.02%	1.15%	(2.47)%
	2014	62	10.76	667	1.65%	1.15%	7.59%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (GrandMaster )
	2016	6	$10.83	$62	1.18%	1.35%	3.64%
	2015	6	10.45	62	1.12%	1.35%	(2.67)%
Fidelity VIP Target Volatility (Pinnacle IV )
	2016	2	10.80	19	1.15%	1.45%	3.54%
	2015	2	10.43	19	0.95%	1.45%	(2.77)%
	2014	2	10.72	20	2.20%	1.45%	7.25%
Fidelity VIP Target Volatility (Pinnacle V )
	2016	168	10.76	1,812	1.67%	1.55%	3.43%
	2015	82	10.41	848	1.76%	1.55%	(2.87)%
	2014	20	10.71	219	1.69%	1.55%	7.13%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )
	2016	12	15.23	185	—%	1.60%	12.32%
	2015	6	13.56	83	—%	1.60%	(6.51)%
	2014	6	14.50	82	—%	1.60%	10.57%
	2013	12	13.12	157	—%	1.60%	35.67%
	2012	8	9.67	80	—%	1.60%	16.72%
Columbia VIT Mid Cap Value (AnnuiChoice II )
	2016	7	15.63	102	—%	1.15%	12.84%
	2015	7	13.85	91	—%	1.15%	(6.08)%
	2014	7	14.75	99	—%	1.15%	11.07%
	2013	7	13.28	93	—%	1.15%	36.28%
	2012	*-	9.74	5	—%	1.15%	17.26%
Columbia VIT Mid Cap Value (Annuichoice )
	2016	14	15.76	220	—%	1.00%	13.01%
	2015	22	13.95	312	—%	1.00%	(5.94)%
	2014	9	14.83	132	—%	1.00%	11.24%
	2013	21	13.33	286	—%	1.00%	36.49%
	2012	3	9.77	25	—%	1.00%	17.43%
Columbia VIT Mid Cap Value (Grandmaster flex3 )
	2016	7	15.27	108	—%	1.55%	12.38%
	2015	35	13.59	478	—%	1.55%	(6.46)%
	2014	6	14.53	80	—%	1.55%	10.62%
	2013	32	13.13	425	—%	1.55%	35.73%
	2012	2	9.68	20	—%	1.55%	16.78%
Columbia VIT Mid Cap Value (Grandmaster )
	2016	8	15.45	125	—%	1.35%	12.61%
	2015	7	13.72	98	—%	1.35%	(6.27)%
	2014	18	14.64	269	—%	1.35%	10.85%
	2013	18	13.21	236	—%	1.35%	36.01%
	2012	5	9.71	52	—%	1.35%	17.02%
Columbia VIT Mid Cap Value (Pinnacle )
	2016	7	15.45	108	—%	1.35%	12.61%
	2015	17	13.72	231	—%	1.35%	(6.27)%
	2014	7	14.64	105	—%	1.35%	10.85%
	2013	14	13.21	180	—%	1.35%	36.01%
	2012	6	9.71	57	—%	1.35%	17.02%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle IV )
	2016	13	$15.36	$203	—%	1.45%	12.49%
	2015	17	13.66	233	—%	1.45%	(6.36)%
	2014	9	14.58	135	—%	1.45%	10.74%
	2013	7	13.17	98	—%	1.45%	35.87%
	2012	3	9.69	27	—%	1.45%	16.90%
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )
	2016	1	15.63	20	—%	1.15%	12.84%
	2015	*-	13.85	5	—%	1.15%	(6.08)%
Columbia VIT Mid Cap Value (Pinnacle Plus )
	2016	6	15.17	89	—%	1.67%	12.24%
	2015	8	13.51	102	—%	1.67%	(6.57)%
	2014	9	14.46	132	—%	1.67%	10.49%
	2013	18	13.09	230	—%	1.67%	35.57%
	2012	6	9.66	61	—%	1.67%	16.64%
Columbia VIT Mid Cap Value (Pinnacle V )
	2016	46	15.27	710	—%	1.55%	12.38%
	2015	32	13.59	433	—%	1.55%	(6.46)%
	2014	40	14.53	576	—%	1.55%	10.62%
	2013	30	13.13	398	—%	1.55%	35.73%
	2012	4	9.68	41	—%	1.55%	16.78%
Franklin Growth and Income VIP Fund (Pinnacle )
	2016	85	22.58	1,915	2.85%	1.35%	10.35%
	2015	106	20.46	2,165	3.70%	1.35%	(1.96)%
	2014	143	20.87	2,985	2.57%	1.35%	7.92%
	2013	165	19.34	3,186	2.77%	1.35%	28.21%
	2012	183	15.09	2,764	3.27%	1.35%	11.01%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )
	2016	*-	22.86	8	2.80%	1.10%	10.63%
	2015	*-	20.66	7	3.56%	1.10%	(1.71)%
	2014	*-	21.02	7	2.58%	1.10%	8.19%
	2013	*-	19.43	7	2.76%	1.10%	28.53%
	2012	*-	15.12	5	5.96%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle )
	2016	215	24.28	5,209	5.09%	1.35%	12.79%
	2015	252	21.53	5,426	4.86%	1.35%	(8.09)%
	2014	289	23.43	6,775	5.06%	1.35%	3.51%
	2013	337	22.63	7,632	6.35%	1.35%	12.64%
	2012	385	20.09	7,727	6.46%	1.35%	11.38%
Franklin Income VIP Fund (Pinnacle II Reduced M&E )
	2016	10	24.58	249	5.19%	1.10%	13.08%
	2015	11	21.74	233	5.24%	1.10%	(7.86)%
	2014	13	23.60	317	5.06%	1.10%	3.77%
	2013	13	22.74	306	7.42%	1.1%	12.93%
	2012	18	20.14	365	12.75%	1.1%	8.07%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (AnnuiChoice )
	2016	3	$31.69	$94	0.99%	1.00%	13.55%
	2015	5	27.91	136	1.01%	1.00%	(3.63)%
	2014	5	28.96	157	0.81%	1.00%	13.96%
	2013	6	25.41	156	1.05%	1.00%	30.98%
	2012	6	19.40	123	1.14%	1.00%	19.17%
JP Morgan IT Mid Cap Value (Grandmaster )
	2016	1	30.84	42	1.00%	1.35%	13.15%
	2015	3	27.26	79	0.98%	1.35%	(3.97)%
	2014	3	28.38	85	0.78%	1.35%	13.55%
	2013	3	24.99	75	0.94%	1.35%	30.52%
	2012	4	19.15	71	1.12%	1.35%	18.74%
JP Morgan IT Mid Cap Value (GrandMaster flex3 )
	2016	4	30.36	116	0.88%	1.55%	12.92%
	2015	5	26.89	125	0.99%	1.55%	(4.16)%
	2014	5	28.06	131	0.85%	1.55%	13.32%
	2013	6	24.76	141	1.12%	1.55%	30.25%
	2012	7	19.01	128	1.15%	1.55%	18.50%
JP Morgan IT Mid Cap Value (IQ3 )
	2016	2	30.60	68	0.83%	1.45%	13.03%
	2015	3	27.07	72	1.00%	1.45%	(4.07)%
	2014	3	28.22	79	0.78%	1.45%	13.44%
	2013	3	24.88	75	1.04%	1.45%	30.38%
	2012	3	19.08	59	1.07%	1.45%	18.62%
JP Morgan IT Mid Cap Value (Pinnacle )
	2016	3	30.84	89	0.86%	1.35%	13.15%
	2015	3	27.26	79	0.99%	1.35%	(3.97)%
	2014	3	28.38	86	0.74%	1.35%	13.55%
	2013	4	24.99	88	1.05%	1.35%	30.52%
	2012	4	19.15	77	1.06%	1.35%	18.74%
JP Morgan IT Mid Cap Value (Pinnacle IV )
	2016	9	30.60	277	0.86%	1.45%	13.03%
	2015	10	27.07	260	1.01%	1.45%	(4.07)%
	2014	11	28.22	301	0.78%	1.45%	13.44%
	2013	12	24.88	288	0.85%	1.45%	30.39%
	2012	21	19.08	403	1.19%	1.45%	18.62%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )
	2016	2	21.05	41	0.87%	1.15%	13.38%
	2015	2	18.56	39	0.91%	1.15%	(3.77)%
	2014	3	19.29	49	0.73%	1.15%	13.78%
	2013	1	16.96	11	—%	1.15%	30.78%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )
	2016	1	26.07	36	5.35%	1.00%	9.45%
	2015	2	23.82	38	5.15%	1.00%	(2.10)%
	2014	2	24.33	46	5.62%	1.00%	1.90%
	2013	2	23.88	55	4.29%	1.00%	(9.66)%
	2012	3	26.43	72	2.53%	1.00%	16.78%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )
	2016	*-	$15.79	$2	5.56%	1.15%	9.28%
	2015	*-	14.45	1	5.26%	1.15%	(2.25)%
	2014	*-	14.78	1	5.41%	1.15%	1.74%
	2013	*-	14.53	1	1.63%	1.15%	(9.80)%
	2012	*-	16.11	6	2.30%	1.15%	16.60%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )
	2016	1	23.98	36	5.53%	1.55%	8.84%
	2015	1	22.03	33	5.28%	1.55%	(2.65)%
	2014	1	22.63	34	5.46%	1.55%	1.33%
	2013	1	22.33	33	4.03%	1.55%	(10.16)%
	2012	1	24.86	37	2.26%	1.55%	16.13%
Morgan Stanley UIF Emerging Markets Debt (IQ3 )
	2016	3	24.45	79	5.53%	1.45%	8.95%
	2015	3	22.45	73	5.26%	1.45%	(2.55)%
	2014	4	23.03	95	5.45%	1.45%	1.44%
	2013	5	22.71	106	4.02%	1.45%	(10.07)%
	2012	5	25.25	133	2.67%	1.45%	16.24%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )
	2016	13	25.98	335	5.78%	1.35%	9.06%
	2015	14	23.82	331	5.69%	1.35%	(2.45)%
	2014	18	24.42	445	6.07%	1.35%	1.54%
	2013	19	24.05	449	4.58%	1.35%	(9.98)%
	2012	26	26.72	703	2.65%	1.35%	16.36%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )
	2016	1	26.31	21	6.55%	1.10%	9.34%
	2015	1	24.06	30	7.81%	1.10%	(2.20)%
	2014	1	24.60	35	5.46%	1.10%	1.80%
	2013	1	24.17	35	4.03%	1.10%	(9.75)%
	2012	1	26.78	38	5.29%	1.10%	12.76%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )
	2016	2	27.29	54	5.52%	1.45%	8.95%
	2015	2	25.04	51	5.18%	1.45%	(2.55)%
	2014	7	25.70	173	5.54%	1.45%	1.44%
	2013	9	25.33	228	3.91%	1.45%	(10.07)%
	2012	11	28.17	305	2.93%	1.45%	16.24%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )
	2016	6	36.67	213	1.30%	1.00%	5.75%
	2015	6	34.68	216	1.37%	1.00%	1.15%
	2014	9	34.28	294	1.43%	1.00%	28.43%
	2013	9	26.69	250	1.12%	1.00%	1.03%
	2012	10	26.42	261	0.81%	1.00%	14.67%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )
	2016	1	15.40	14	1.32%	1.15%	5.59%
	2015	1	14.58	13	1.19%	1.15%	1.00%
	2014	6	14.44	85	1.36%	1.15%	28.23%
	2013	7	11.26	83	1.14%	1.15%	0.88%
	2012	8	11.16	85	0.86%	1.15%	14.50%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )
	2016	4	$34.21	$127	1.32%	1.55%	5.16%
	2015	4	32.53	124	1.34%	1.55%	0.59%
	2014	4	32.34	123	1.43%	1.55%	27.71%
	2013	4	25.32	107	1.12%	1.55%	0.47%
	2012	4	25.20	108	0.81%	1.55%	14.03%
Morgan Stanley UIF U.S. Real Estate (IQ3 )
	2016	12	33.77	421	1.33%	1.45%	5.27%
	2015	14	32.09	449	1.33%	1.45%	0.69%
	2014	15	31.87	486	1.43%	1.45%	27.84%
	2013	16	24.93	408	1.11%	1.45%	0.57%
	2012	18	24.78	449	0.89%	1.45%	14.15%
Morgan Stanley UIF U.S. Real Estate (Pinnacle )
	2016	23	44.78	1,042	1.40%	1.35%	5.37%
	2015	27	42.49	1,153	1.31%	1.35%	0.79%
	2014	34	42.16	1,415	1.40%	1.35%	27.97%
	2013	39	32.94	1,271	1.16%	1.35%	0.68%
	2012	42	32.72	1,375	0.85%	1.35%	14.27%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )
	2016	12	37.60	448	1.34%	1.45%	5.27%
	2015	19	35.72	662	1.32%	1.45%	0.69%
	2014	22	35.48	784	1.43%	1.45%	27.84%
	2013	28	27.75	766	1.06%	1.45%	0.58%
	2012	35	27.59	967	0.89%	1.45%	14.15%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )
	2016	34	10.68	367	1.27%	1.60%	5.56%
	2015	23	10.12	233	1.56%	1.60%	(2.65)%
	2014	16	10.40	167	0.08%	1.60%	3.98%
American Funds Managed Risk Asset Allocation (AnnuiChoice )
	2016	1	10.88	14	1.52%	1.00%	6.20%
	2015	1	10.25	6	1.67%	1.00%	(2.06)%
	2014	1	10.46	13	0.08%	1.00%	4.64%
American Funds Managed Risk Asset Allocation (AnnuiChoice II )
	2016	34	10.83	366	1.34%	1.00%	6.04%
	2015	34	10.22	346	1.51%	1.00%	(2.21)%
	2014	29	10.45	305	0.15%	1.00%	4.48%
American Funds Managed Risk Asset Allocation (GrandMaster )
	2016	3	10.77	32	0.17%	1.35%	5.83%
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )
	2016	3	10.70	32	1.27%	1.55%	5.61%
	2015	2	10.13	19	1.51%	1.55%	(2.6)%
	2014	2	10.40	18	0.08%	1.55%	4.03%
American Funds Managed Risk Asset Allocation (Pinnacle IV )
	2016	13	10.73	137	1.31%	1.45%	5.72%
	2015	10	10.15	104	1.63%	1.45%	(2.5)%
	2014	4	10.41	40	0.10%	1.45%	4.14%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
American Funds Managed Risk Asset Allocation (Pinnacle V )
	2016	283	$10.70	$3,032	1.31%	1.55%	5.61%
	2015	164	10.13	1,664	1.67%	1.55%	(2.60)%
	2014	51	10.40	534	0.10%	1.55%	4.03%
Columbia VIT Small Cap Value (AdvantEdge )
	2016	7	25.32	172	0.38%	1.60%	30.62%
	2015	12	19.39	230	0.55%	1.60%	(7.82)%
	2014	14	21.03	287	0.46%	1.60%	1.40%
	2013	14	20.74	287	1.12%	1.60%	31.90%
	2012	17	15.72	261	0.29%	1.60%	9.47%
Columbia VIT Small Cap Value (AnnuiChoice II )
	2016	25	26.23	649	0.40%	1.15%	31.22%
	2015	21	19.99	420	0.57%	1.15%	(7.39)%
	2014	20	21.58	429	0.47%	1.15%	1.87%
	2013	18	21.19	384	0.95%	1.15%	32.50%
	2012	8	15.99	121	0.32%	1.15%	9.97%
Columbia VIT Small Cap Value (AnnuiChoice )
	2016	6	26.53	147	0.40%	1.00%	31.41%
	2015	6	20.19	121	0.55%	1.00%	(7.25)%
	2014	6	21.77	138	0.49%	1.00%	2.02%
	2013	6	21.34	126	0.85%	1.00%	32.70%
	2012	6	16.08	102	0.27%	1.00%	10.14%
Columbia VIT Small Cap Value (Grandmaster flex3 )
	2016	2	25.42	47	0.45%	1.55%	30.69%
	2015	1	19.45	12	0.59%	1.55%	(7.77)%
	2014	3	21.09	55	0.47%	1.55%	1.45%
	2013	2	20.79	51	1.01%	1.55%	31.96%
	2012	2	15.75	39	0.24%	1.55%	9.52%
Columbia VIT Small Cap Value (Grandmaster )
	2016	1	25.82	36	0.40%	1.35%	30.95%
	2015	1	19.72	27	0.57%	1.35%	(7.58)%
	2014	1	21.34	30	0.42%	1.35%	1.66%
	2013	2	20.99	49	1.00%	1.35%	32.23%
	2012	1	15.87	22	0.28%	1.35%	9.75%
Columbia VIT Small Cap Value (Pinnacle Plus )
	2016	3	25.19	68	0.49%	1.67%	30.53%
	2015	3	19.30	56	0.57%	1.67%	(7.88)%
	2014	3	20.95	62	0.47%	1.67%	1.33%
	2013	3	20.67	61	1.10%	1.67%	31.80%
	2012	4	15.68	55	0.15%	1.67%	9.39%
Columbia VIT Small Cap Value (Pinnacle )
	2016	3	25.82	75	0.26%	1.35%	30.95%
	2015	1	19.72	15	0.59%	1.35%	(7.58)%
	2014	1	21.34	20	0.35%	1.35%	1.66%
	2013	2	20.99	33	0.96%	1.35%	32.23%
	2012	1	15.87	22	0.34%	1.35%	9.75%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value (Pinnacle IV )
	2016	1	$25.62	$34	0.38%	1.45%	30.82%
	2015	1	19.59	21	0.41%	1.45%	(7.68)%
	2014	2	21.21	49	0.42%	1.45%	1.56%
	2013	4	20.89	74	1.06%	1.45%	32.10%
	2012	6	15.81	88	0.24%	1.45%	9.63%
Columbia VIT Small Cap Value (Pinnacle V )
	2016	82	25.42	2,096	0.40%	1.55%	30.69%
	2015	79	19.45	1,536	0.58%	1.55%	(7.77)%
	2014	65	21.09	1,367	0.48%	1.55%	1.45%
	2013	40	20.79	841	1.02%	1.55%	31.96%
	2012	23	15.75	360	0.27%	1.55%	9.52%
Franklin Growth and Income VIP Fund (AdvantEdge )
	2016	10	15.63	160	2.50%	1.60%	9.84%
	2015	4	14.23	63	2.43%	1.60%	(2.49)%
	2014	3	14.59	41	2.40%	1.60%	7.39%
	2013	3	13.59	40	4.98%	1.60%	27.53%
	2012	2	10.65	24	2.08%	1.60%	10.43%
Franklin Growth and Income VIP Fund (AnnuiChoice )
	2016	40	22.92	928	2.67%	1.00%	10.51%
	2015	54	20.74	1,129	3.42%	1.00%	(1.90)%
	2014	67	21.14	1,410	2.41%	1.00%	8.05%
	2013	82	19.57	1,608	2.42%	1.00%	28.31%
	2012	83	15.25	1,269	2.92%	1.00%	11.10%
Franklin Growth and Income VIP Fund (AnnuiChoice II )
	2016	17	16.03	267	3.16%	1.15%	10.34%
	2015	25	14.52	364	3.32%	1.15%	(2.05)%
	2014	24	14.83	351	2.48%	1.15%	7.88%
	2013	30	13.74	413	2.01%	1.15%	28.12%
	2012	18	10.73	190	3.07%	1.15%	10.94%
Franklin Growth and Income VIP Fund (Grandmaster )
	2016	23	21.81	504	2.74%	1.35%	10.12%
	2015	23	19.81	463	3.28%	1.35%	(2.25)%
	2014	29	20.27	598	2.26%	1.35%	7.66%
	2013	39	18.82	732	2.63%	1.35%	27.86%
	2012	37	14.72	544	2.61%	1.35%	10.71%
Franklin Growth and Income VIP Fund (GrandMaster flex3 )
	2016	17	21.20	369	2.38%	1.55%	9.89%
	2015	32	19.30	610	3.38%	1.55%	(2.44)%
	2014	33	19.78	655	2.54%	1.55%	7.45%
	2013	40	18.41	731	2.90%	1.55%	27.60%
	2012	31	14.43	454	2.78%	1.55%	10.48%
Franklin Growth and Income VIP Fund (IQ Annuity )
	2016	68	21.51	1,452	2.60%	1.45%	10.00%
	2015	71	19.55	1,381	3.44%	1.45%	(2.35)%
	2014	79	20.02	1,592	2.45%	1.45%	7.55%
	2013	91	18.61	1,695	2.66%	1.45%	27.73%
	2012	104	14.57	1,521	3.08%	1.45%	10.60%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (Pinnacle )
	2016	57	$13.69	$776	2.63%	1.35%	10.12%
	2015	60	12.43	751	3.43%	1.35%	(2.25)%
	2014	69	12.72	877	2.39%	1.35%	7.66%
	2013	93	11.81	1,096	2.66%	1.35%	27.86%
	2012	83	9.24	769	2.62%	1.35%	10.71%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )
	2016	*-	13.86	*-	2.50%	1.10%	10.40%
	2015	*-	12.55	*-	2.50%	1.10%	(2.00)%
	2014	*-	12.81	*-	0.02%	1.10%	7.94%
	2013	4	11.87	42	2.57%	1.10%	28.18%
	2012	4	9.26	33	5.56%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle IV )
	2016	49	21.51	1,060	2.68%	1.45%	10.01%
	2015	56	19.55	1,101	3.44%	1.45%	(2.34)%
	2014	71	20.02	1,427	2.39%	1.45%	7.55%
	2013	84	18.61	1,559	2.61%	1.45%	27.73%
	2012	101	14.57	1,473	3.08%	1.45%	10.60%
Franklin Growth and Income VIP Fund (Pinnacle Plus )
	2016	7	20.21	150	2.55%	1.67%	9.76%
	2015	17	18.42	318	2.90%	1.67%	(2.56)%
	2014	15	18.90	287	2.17%	1.67%	7.31%
	2013	34	17.61	607	3.52%	1.67%	27.44%
	2012	66	13.82	911	2.94%	1.67%	10.35%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )
	2016	12	17.95	212	2.85%	1.15%	10.34%
	2015	13	16.27	212	3.03%	1.15%	(2.05)%
	2014	10	16.61	173	1.39%	1.15%	7.88%
	2013	38	15.39	585	—%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle V )
	2016	130	13.12	1,701	2.50%	1.55%	9.89%
	2015	107	11.94	1,278	3.52%	1.55%	(2.44)%
	2014	114	12.24	1,401	2.38%	1.55%	7.45%
	2013	109	11.39	1,236	2.28%	1.55%	27.60%
	2012	75	8.93	672	3.67%	1.55%	10.48%
Franklin Income VIP Fund (AdvantEdge )
	2016	24	14.12	335	5.03%	1.60%	12.20%
	2015	20	12.58	247	5.18%	1.60%	(8.54)%
	2014	33	13.76	453	4.97%	1.60%	2.94%
	2013	33	13.37	445	8.26%	1.60%	12.12%
	2012	42	11.92	500	4.76%	1.60%	10.84%
Franklin Income VIP Fund (AnnuiChoice )
	2016	47	24.63	1,158	4.95%	1.00%	12.88%
	2015	53	21.82	1,147	4.78%	1.00%	(7.98)%
	2014	75	23.72	1,784	5.02%	1.00%	3.57%
	2013	93	22.90	2,120	6.34%	1.00%	12.80%
	2012	120	20.30	2,432	6.44%	1.00%	11.52%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AnnuiChoice II )
	2016	515	$15.40	$7,928	4.91%	1.15%	12.71%
	2015	530	13.66	7,241	3.08%	1.15%	(8.12)%
	2014	178	14.87	2,650	3.62%	1.15%	3.41%
	2013	93	14.38	1,344	6.18%	1.15%	12.63%
	2012	88	12.77	1,118	6.22%	1.15%	11.35%
Franklin Income VIP Fund (Grandmaster )
	2016	39	23.44	918	4.82%	1.35%	12.49%
	2015	47	20.84	989	5.14%	1.35%	(8.31)%
	2014	116	22.73	2,646	4.99%	1.35%	3.20%
	2013	126	22.02	2,769	6.55%	1.35%	12.40%
	2012	141	19.59	2,772	6.77%	1.35%	11.13%
Franklin Income VIP Fund (GrandMaster flex3 )
	2016	91	22.79	2,079	5.04%	1.55%	12.26%
	2015	99	20.30	2,012	4.95%	1.55%	(8.49)%
	2014	110	22.18	2,447	4.92%	1.55%	3.00%
	2013	122	21.54	2,623	5.78%	1.55%	12.18%
	2012	151	19.20	2,898	6.58%	1.55%	10.90%
Franklin Income VIP Fund (IQ Advisor Standard )
	2016	*-	20.26	4	4.96%	0.60%	13.34%
	2015	*-	17.87	3	6.24%	0.60%	(7.61)%
	2014	13	19.35	248	5.15%	0.60%	3.99%
	2013	*-	18.60	3	7.80%	0.60%	13.26%
	2012	*-	16.43	2	0.08%	0.60%	11.97%
Franklin Income VIP Fund (IQ Annuity )
	2016	52	23.11	1,199	5.07%	1.45%	12.37%
	2015	66	20.57	1,348	4.69%	1.45%	(8.40)%
	2014	105	22.46	2,352	5.11%	1.45%	3.10%
	2013	122	21.78	2,660	6.47%	1.45%	12.29%
	2012	135	19.40	2,622	6.39%	1.45%	11.01%
Franklin Income VIP Fund (Pinnacle IV )
	2016	94	23.11	2,184	4.92%	1.45%	12.37%
	2015	105	20.57	2,158	5.08%	1.45%	(8.40)%
	2014	265	22.46	5,953	4.99%	1.45%	3.10%
	2013	301	21.78	6,565	6.47%	1.45%	12.29%
	2012	377	19.40	7,311	6.76%	1.45%	11.01%
Franklin Income VIP Fund (Pinnacle Plus )
	2016	17	19.98	332	5.30%	1.67%	12.12%
	2015	24	17.82	432	4.78%	1.67%	(8.61)%
	2014	46	19.49	901	5.09%	1.67%	2.87%
	2013	62	18.95	1,168	7.72%	1.67%	12.04%
	2012	101	16.91	1,710	5.96%	1.67%	10.76%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )
	2016	33	13.97	466	4.45%	1.15%	12.71%
	2015	32	12.40	395	4.14%	1.15%	(8.12)%
	2014	22	13.49	300	4.86%	1.15%	3.41%
	2013	18	13.05	237	2.20%	1.15%	12.63%
	2012	4	11.58	46	—%	1.15%	11.35%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle V )
	2016	398	$13.01	$5,179	4.92%	1.55%	12.26%
	2015	324	11.59	3,760	5.35%	1.55%	(8.49)%
	2014	845	12.66	10,699	4.93%	1.55%	3.00%
	2013	718	12.29	8,831	5.48%	1.55%	12.18%
	2012	463	10.96	5,078	6.34%	1.55%	10.90%
Franklin Large Cap Growth VIP Fund (AdvantEdge )
	2016	46	14.69	672	—%	1.60%	(3.36)%
	2015	71	15.20	1,083	0.27%	1.60%	3.94%
	2014	76	14.63	1,109	1.09%	1.60%	10.66%
	2013	81	13.22	1,070	1.13%	1.60%	26.58%
	2012	100	10.44	1,046	0.87%	1.60%	10.57%
Franklin Large Cap Growth VIP Fund (AnnuiChoice )
	2016	3	21.20	71	—%	1.00%	(2.77)%
	2015	5	21.80	105	0.28%	1.00%	4.57%
	2014	6	20.85	117	1.12%	1.00%	11.34%
	2013	6	18.72	115	1.05%	1.00%	27.35%
	2012	6	14.70	93	0.61%	1.00%	11.24%
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )
	2016	19	16.11	306	—%	1.15%	(2.92)%
	2015	35	16.60	574	0.27%	1.15%	4.41%
	2014	32	15.89	514	1.09%	1.15%	11.17%
	2013	35	14.30	498	1.07%	1.15%	27.16%
	2012	38	11.24	422	0.83%	1.15%	11.07%
Franklin Large Cap Growth VIP Fund (Grandmaster )
	2016	2	20.17	43	—%	1.35%	(3.12)%
	2015	2	20.82	44	0.27%	1.35%	4.20%
	2014	2	19.98	43	0.95%	1.35%	10.94%
	2013	6	18.01	110	0.53%	1.35%	26.90%
	2012	2	14.19	32	0.68%	1.35%	10.85%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )
	2016	6	19.61	108	—%	1.55%	(3.31)%
	2015	7	20.28	136	0.27%	1.55%	3.99%
	2014	6	19.50	122	1.07%	1.55%	10.72%
	2013	7	17.61	121	1.04%	1.55%	26.64%
	2012	7	13.91	97	0.87%	1.55%	10.62%
Franklin Large Cap Growth VIP Fund (IQ Annuity )
	2016	9	19.89	184	—%	1.45%	(3.22)%
	2015	9	20.55	194	0.26%	1.45%	4.09%
	2014	8	19.74	149	1.03%	1.45%	10.83%
	2013	6	17.81	99	1.05%	1.45%	26.77%
	2012	7	14.05	92	0.69%	1.45%	10.74%
Franklin Large Cap Growth VIP Fund (Pinnacle )
	2016	4	20.17	78	—%	1.35%	(3.12)%
	2015	4	20.82	90	0.27%	1.35%	4.20%
	2014	5	19.98	90	0.82%	1.35%	10.94%
	2013	6	18.01	114	0.67%	1.35%	26.9%
	2012	4	14.19	57	0.77%	1.35%	10.85%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle IV )
	2016	14	$19.89	$278	—%	1.45%	(3.22)%
	2015	19	20.55	387	0.29%	1.45%	4.09%
	2014	42	19.74	839	0.98%	1.45%	10.83%
	2013	26	17.81	463	1.07%	1.45%	26.77%
	2012	29	14.05	409	0.87%	1.45%	10.74%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )
	2016	10	17.69	178	—%	1.67%	(3.43)%
	2015	23	18.32	415	0.30%	1.67%	3.86%
	2014	15	17.64	271	1.12%	1.67%	10.58%
	2013	22	15.95	356	1.00%	1.67%	26.49%
	2012	21	12.61	265	0.91%	1.67%	10.49%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )
	2016	10	16.34	159	—%	1.15%	(2.92)%
	2015	5	16.84	90	0.25%	1.15%	4.41%
	2014	3	16.13	48	0.50%	1.15%	11.17%
	2013	1	14.51	14	—%	1.15%	27.16%
Franklin Large Cap Growth VIP Fund (Pinnacle V )
	2,016	133	13.10	1,747	—%	1.55%	(3.31)%
	2015	105	13.55	1,425	0.27%	1.55%	3.99%
	2014	92	13.03	1,203	1.09%	1.55%	10.72%
	2013	92	11.77	1,087	1.00%	1.55%	26.64%
	2012	98	9.29	915	0.83%	1.55%	10.62%
Franklin Mutual Shares VIP Fund (AdvantEdge )
	2,016	106	14.03	1,491	1.98%	1.60%	14.20%
	2015	138	12.29	1,699	3.10%	1.60%	(6.46)%
	2014	154	13.14	2,026	2.01%	1.60%	5.41%
	2013	163	12.46	2,033	2.39%	1.60%	26.21%
	2012	216	9.87	2,130	2.20%	1.60%	12.41%
Franklin Mutual Shares VIP Fund (AnnuiChoice )
	2016	18	24.59	441	1.99%	1.00%	14.90%
	2015	20	21.40	421	3.22%	1.00%	(5.89)%
	2014	36	22.74	814	1.86%	1.00%	6.05%
	2013	48	21.44	1,019	2.14%	1.00%	26.98%
	2012	56	16.88	941	2.08%	1.00%	13.10%
Franklin Mutual Shares VIP Fund (AnnuiChoice II )
	2016	192	15.04	2,891	2.08%	1.15%	14.72%
	2015	191	13.11	2,504	3.19%	1.15%	(6.03)%
	2014	177	13.95	2,476	2.03%	1.15%	5.89%
	2013	168	13.17	2,218	2.18%	1.15%	26.79%
	2012	133	10.39	1,380	2.17%	1.15%	12.92%
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )
	2016	39	22.74	893	1.98%	1.55%	14.26%
	2015	42	19.91	842	3.06%	1.55%	(6.41)%
	2014	47	21.27	998	1.89%	1.55%	5.46%
	2013	56	20.17	1,129	2.03%	1.55%	26.28%
	2012	63	15.97	1,001	2.04%	1.55%	12.47%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (IQ Annuity )
	2016	22	$23.07	$497	1.99%	1.45%	14.38%
	2015	26	20.17	533	3.04%	1.45%	(6.31)%
	2014	31	21.53	667	1.99%	1.45%	5.57%
	2013	36	20.39	728	2.10%	1.45%	26.40%
	2012	39	16.13	630	1.95%	1.45%	12.58%
Franklin Mutual Shares VIP Fund (Pinnacle )
	2016	26	23.40	613	1.71%	1.35%	14.49%
	2015	37	20.44	746	2.95%	1.35%	(6.22)%
	2014	40	21.79	880	1.96%	1.35%	5.68%
	2013	50	20.62	1,038	1.90%	1.35%	26.53%
	2012	66	16.30	1,077	1.91%	1.35%	12.69%
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )
	2016	*-	23.69	8	2.00%	1.10%	14.78%
	2015	*-	20.64	8	3.06%	1.10%	(5.98)%
	2014	*-	21.95	9	2.00%	1.10%	5.94%
	2013	*-	20.72	10	2.11%	1.10%	26.85%
	2012	1	16.33	8	4.07%	1.10%	6.04%
Franklin Mutual Shares VIP Fund (Pinnacle IV )
	2016	49	23.07	1,121	1.98%	1.45%	14.38%
	2015	58	20.17	1,170	3.42%	1.45%	(6.31)%
	2014	192	21.53	4,131	1.97%	1.45%	5.57%
	2013	223	20.39	4,538	2.10%	1.45%	26.40%
	2012	262	16.13	4,232	2.12%	1.45%	12.58%
Franklin Mutual Shares VIP Fund (Pinnacle Plus )
	2016	11	20.64	223	1.84%	1.67%	14.12%
	2015	18	18.09	325	3.22%	1.67%	(6.52)%
	2014	35	19.35	670	1.86%	1.67%	5.33%
	2013	53	18.37	964	2.13%	1.67%	26.12%
	2012	68	14.56	988	2.16%	1.67%	12.33%
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )
	2016	19	16.56	316	2.16%	1.15%	14.72%
	2015	19	14.43	268	2.88%	1.15%	(6.03)%
	2014	15	15.36	226	2.35%	1.15%	5.89%
	2013	2	14.51	28	1.92%	1.15%	26.79%
	2012	2	11.44	19	—%	1.15%	12.92%
Franklin Mutual Shares VIP Fund (Pinnacle V )
	2016	884	12.36	10,929	2.09%	1.55%	14.26%
	2015	754	10.82	8,156	3.37%	1.55%	(6.41)%
	2014	972	11.56	11,241	2.17%	1.55%	5.46%
	2013	760	10.96	8,335	2.20%	1.55%	26.28%
	2012	517	8.68	4,492	2.17%	1.55%	12.47%
Franklin Mutual Shares VIP Fund(Grandmaster )
	2016	21	23.40	500	1.93%	1.35%	14.49%
	2015	30	20.44	603	3.41%	1.35%	(6.22)%
	2014	77	21.79	1,675	2.00%	1.35%	5.68%
	2013	87	20.62	1,785	2.12%	1.35%	26.53%
	2012	90	16.30	1,471	2.12%	1.35%	12.69%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (AdvantEdge )
	2016	9	$18.88	$176	0.72%	1.60%	28.11%
	2015	6	14.74	89	0.63%	1.60%	(8.87)%
	2014	7	16.17	107	0.71%	1.60%	(1.04)%
	2013	12	16.34	188	1.22%	1.60%	34.06%
	2012	7	12.19	84	0.51%	1.60%	16.49%
Franklin Small Cap Value VIP Fund (Annuichoice )
	2016	4	16.98	64	0.78%	1.00%	28.89%
	2015	4	13.18	55	0.65%	1.00%	(8.31)%
	2014	4	14.37	56	0.68%	1.00%	(0.43)%
	2013	5	14.43	74	1.73%	1.00%	34.88%
	2012	6	10.70	64	0.86%	1.00%	17.20%
Franklin Small Cap Value VIP Fund (Annuichoice II )
	2016	16	16.74	271	0.82%	1.15%	28.69%
	2015	17	13.00	225	0.64%	1.15%	(8.45)%
	2014	19	14.21	273	0.62%	1.15%	(0.58)%
	2013	20	14.29	285	1.07%	1.15%	34.67%
	2012	15	10.61	161	0.77%	1.15%	17.02%
Franklin Small Cap Value VIP Fund (Grandmaster )
	2016	6	16.41	93	0.22%	1.35%	28.43%
	2015	1	12.78	10	0.90%	1.35%	(8.64)%
	2014	3	13.99	43	0.55%	1.35%	(0.79)%
	2013	5	14.10	65	1.71%	1.35%	34.40%
	2012	9	10.49	97	1.08%	1.35%	16.78%
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )
	2016	3	16.09	55	0.91%	1.55%	28.17%
	2015	4	12.55	45	0.63%	1.55%	(8.82)%
	2014	4	13.77	50	0.66%	1.55%	(0.99)%
	2013	5	13.91	65	1.54%	1.55%	34.13%
	2012	5	10.37	54	0.30%	1.55%	16.55%
Franklin Small Cap Value VIP Fund (IQ Annuuity )
	2016	2	16.25	35	0.63%	1.45%	28.30%
	2015	4	12.67	55	0.66%	1.45%	(8.73)%
	2014	4	13.88	62	0.55%	1.45%	(0.89)%
	2013	6	14.00	85	1.24%	1.45%	34.27%
	2012	8	10.43	85	0.76%	1.45%	16.66%
Franklin Small Cap Value VIP Fund (Pinnacle Plus )
	2016	2	15.90	32	0.92%	1.67%	28.02%
	2015	1	12.42	15	0.62%	1.67%	(8.93)%
	2014	1	13.64	20	0.83%	1.67%	(1.11)%
	2013	13	13.79	174	2.01%	1.67%	33.97%
	2012	10	10.30	105	0.68%	1.67%	16.40%
Franklin Small Cap Value VIP Fund (Pinnacle )
	2016	4	16.41	64	0.47%	1.35%	28.43%
	2015	3	12.78	35	1.15%	1.35%	(8.64)%
	2014	9	13.99	128	0.19%	1.35%	(0.79)%
	2013	17	14.10	237	1.41%	1.35%	34.40%
	2012	17	10.49	174	0.42%	1.35%	16.78%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle IV )
	2016	2	$16.25	$30	0.72%	1.45%	28.30%
	2015	1	12.67	13	0.51%	1.45%	(8.73)%
	2014	2	13.88	33	0.67%	1.45%	(0.89)%
	2013	5	14.00	73	1.30%	1.45%	34.27%
	2012	5	10.43	57	0.62%	1.45%	16.66%
Franklin Small Cap Value VIP Fund (Pinnacle V )
	2016	70	16.05	1,127	0.84%	1.55%	28.17%
	2015	66	12.52	824	0.63%	1.55%	(8.82)%
	2014	71	13.74	977	0.56%	1.55%	(0.99)%
	2013	53	13.87	735	1.28%	1.55%	34.13%
	2012	43	10.34	449	0.80%	1.55%	16.55%
Invesco VI American Franchise (AdvantEdge )
	2016	*-	16.72	3	—%	1.60%	0.39%
	2015	*-	16.66	4	—%	1.60%	3.08%
	2014	*-	16.16	4	—%	1.60%	6.44%
	2013	1	15.18	18	0.05%	1.60%	37.56%
	2012	2	11.04	19	—%	1.60%	11.58%
Invesco VI American Franchise (AnnuiChoice )
	2016	*-	24.98	6	—%	1.00%	1.00%
	2015	*-	24.73	7	—%	1.00%	3.70%
	2014	*-	23.85	7	—%	1.00%	7.09%
	2013	1	22.27	27	0.24%	1.00%	38.40%
	2012	1	16.09	20	—%	1.00%	12.26%
Invesco VI American Franchise (AnnuiChoice II )
	2016	5	19.37	88	—%	1.15%	0.84%
	2015	5	19.20	88	—%	1.15%	3.55%
	2014	5	18.55	86	—%	1.15%	6.93%
	2013	5	17.34	82	0.24%	1.15%	38.19%
	2012	5	12.55	61	—%	1.15%	12.09%
Invesco VI American Franchise (Grandmaster )
	2016	*-	23.77	3	—%	1.35%	0.64%
	2015	*-	23.62	3	—%	1.35%	3.34%
	2014	*-	22.86	4	—%	1.35%	6.71%
	2013	*-	21.42	3	0.22%	1.35%	37.91%
	2012	*-	15.53	3	—%	1.35%	11.86%
Invesco VI American Franchise (GrandMaster flex3 )
	2016	*-	23.11	6	—%	1.55%	0.44%
	2015	1	23.01	14	—%	1.55%	3.13%
	2014	4	22.31	79	—%	1.55%	6.49%
	2013	3	20.95	72	0.24%	1.55%	37.63%
	2012	3	15.22	50	—%	1.55%	11.63%
Invesco VI American Franchise (IQ Advisor Standard )
	2016	*-	21.49	3	—%	0.60%	1.41%
	2015	*-	21.20	3	—%	0.60%	4.12%
	2014	*-	20.36	4	—%	0.60%	7.52%
	2013	*-	18.93	4	0.40%	0.60%	38.96%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (IQ Annuity )
	2016	11	$23.44	$269	—%	1.45%	0.54%
	2015	12	23.31	285	—%	1.45%	3.23%
	2014	14	22.58	309	—%	1.45%	6.60%
	2013	15	21.18	321	0.24%	1.45%	37.77%
	2012	15	15.38	238	—%	1.45%	11.75%
Invesco VI American Franchise (Pinnacle )
	2016	3	23.77	66	—%	1.35%	0.64%
	2015	3	23.62	62	—%	1.35%	3.34%
	2014	3	22.86	65	—%	1.35%	6.71%
	2013	5	21.42	116	0.31%	1.35%	37.91%
	2012	4	15.53	57	—%	1.35%	11.86%
Invesco VI American Franchise (Pinnacle IV )
	2016	5	23.44	107	—%	1.45%	0.54%
	2015	7	23.31	172	—%	1.45%	3.23%
	2014	7	22.58	155	—%	1.45%	6.60%
	2013	31	21.19	666	0.11%	1.45%	37.77%
	2012	11	15.38	176	—%	1.45%	11.75%
Invesco VI American Franchise (Pinnacle Plus )
	2016	1	20.23	19	—%	1.67%	0.31%
	2015	1	20.17	19	—%	1.67%	3.00%
	2014	1	19.58	29	—%	1.67%	6.36%
	2013	2	18.41	37	0.21%	1.67%	37.46%
	2012	3	13.39	38	—%	1.67%	11.50%
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )
	2016	1	17.06	13	—%	1.15%	0.84%
	2015	1	16.92	12	—%	1.15%	3.55%
Invesco VI American Franchise (Pinnacle V )
	2016	61	16.11	991	—%	1.55%	0.44%
	2015	67	16.04	1,080	—%	1.55%	3.13%
	2014	57	15.56	881	—%	1.55%	6.49%
	2013	41	14.61	592	0.24%	1.55%	37.63%
	2012	33	10.61	345	—%	1.55%	11.63%
Invesco VI American Value (AdvantEdge )
	2016	7	16.46	117	0.12%	1.60%	13.38%
	2015	11	14.52	163	0.01%	1.60%	(10.81)%
	2014	23	16.28	378	0.19%	1.60%	7.73%
	2013	26	15.11	395	0.79%	1.60%	31.79%
	2012	7	11.47	77	0.69%	1.60%	15.19%
Invesco VI American Value (AnnuiChoice )
	2016	1	17.34	17	0.12%	1.00%	14.07%
	2015	1	15.20	19	0.01%	1.00%	(10.26)%
	2014	1	16.94	22	0.19%	1.00%	8.38%
	2013	1	15.63	22	0.68%	1.00%	32.59%
	2012	1	11.79	10	0.38%	1.00%	15.90%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AnnuiChoice II )
	2016	39	$17.11	$675	0.13%	1.15%	13.89%
	2015	31	15.03	461	0.01%	1.15%	(10.40)%
	2014	21	16.77	359	0.21%	1.15%	8.22%
	2013	18	15.50	282	0.55%	1.15%	32.39%
	2012	14	11.70	169	0.67%	1.15%	15.72%
Invesco VI American Value (Grandmaster )**
	2016	3	16.82	55	0.12%	1.35%	13.66%
	2015	4	14.79	65	0.01%	1.35%	(10.58)%
	2014	5	16.54	80	0.27%	1.35%	8.00%
	2013	7	15.32	106	0.50%	1.35%	32.13%
	2012	5	11.59	56	0.69%	1.35%	15.49%
Invesco VI American Value (Grandmaster flex3 )
	2016	*-	16.52	2	0.14%	1.55%	13.43%
	2015	1	14.57	11	0.01%	1.55%	(10.76)%
	2014	1	16.32	11	0.22%	1.55%	7.78%
	2013	*-	15.14	7	0.72%	1.55%	31.86%
	2012	1	11.48	16	1.03%	1.55%	15.25%
Invesco VI American Value (IQ Annuity )
	2016	4	16.67	65	0.11%	1.45%	13.55%
	2015	5	14.68	75	0.01%	1.45%	(10.67)%
	2014	6	16.43	92	0.20%	1.45%	7.89%
	2013	5	15.23	80	0.59%	1.45%	31.99%
	2012	5	11.54	63	0.79%	1.45%	15.37%
Invesco VI American Value (Pinnacle )
	2016	3	16.82	45	0.12%	1.35%	13.66%
	2015	3	14.79	45	0.01%	1.35%	(10.58)%
	2014	1	16.54	23	0.25%	1.35%	8.00%
	2013	1	15.32	19	0.91%	1.35%	32.13%
	2012	*-	11.59	2	0.97%	1.35%	15.49%
Invesco VI American Value (Pinnacle IV )
	2016	4	16.67	68	0.11%	1.45%	13.55%
	2015	6	14.68	95	0.01%	1.45%	(10.67)%
	2014	8	16.43	137	0.20%	1.45%	7.89%
	2013	9	15.23	132	0.96%	1.45%	31.99%
	2012	38	11.54	437	0.97%	1.45%	15.37%
Invesco VI American Value (Pinnacle Plus Reduced M&E )
	2016	*-	18.20	8	0.10%	1.15%	13.89%
	2015	1	15.98	24	0.01%	1.15%	(10.40)%
	2014	2	17.84	27	0.21%	1.15%	78.39%
Invesco VI American Value (Pinnacle V )
	2016	219	16.52	3,618	0.12%	1.55%	13.43%
	2015	153	14.57	2,235	0.01%	1.55%	(10.76)%
	2014	112	16.32	1,830	0.23%	1.55%	7.78%
	2013	75	15.14	1,136	0.67%	1.55%	31.86%
	2012	40	11.48	457	0.42%	1.55%	15.25%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.
**The total return ratio presented in the 2015 financial statements was misstated related to the total return ratio for 2014. Management has restated the 2014 total return ratio as shown in the table above. This misstatement had no impact on the subaccount's statement of net assets, operations or changes in net assets. It also had no impact on the subaccount's unit value. For more information see "Error Correction" section of Note 1 to the financial statements.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (AdvantEdge )
	2016	19	$16.41	$310	1.24%	1.60%	15.12%
	2015	28	14.26	405	1.52%	1.60%	(7.69)%
	2014	33	15.44	509	1.04%	1.60%	7.36%
	2013	26	14.39	371	1.82%	1.60%	33.49%
	2012	65	10.78	702	1.64%	1.60%	17.01%
Invesco VI Comstock (AnnuiChoice )
	2016	11	26.97	297	1.36%	1.00%	15.82%
	2015	14	23.28	323	1.66%	1.00%	(7.13)%
	2014	15	25.07	378	1.07%	1.00%	8.01%
	2013	17	23.21	388	1.55%	1.00%	34.30%
	2012	18	17.28	306	1.64%	1.00%	17.73%
Invesco VI Comstock (AnnuiChoice II )
	2016	80	16.97	1,352	1.30%	1.15%	15.64%
	2015	80	14.67	1,168	1.75%	1.15%	(7.27)%
	2014	69	15.82	1,087	1.13%	1.15%	7.85%
	2013	64	14.67	935	1.48%	1.15%	34.09%
	2012	42	10.94	457	1.67%	1.15%	17.55%
Invesco VI Comstock (Grandmaster )
	2016	8	25.66	207	1.34%	1.35%	15.41%
	2015	8	22.24	184	1.57%	1.35%	(7.46)%
	2014	10	24.03	230	0.75%	1.35%	7.63%
	2013	15	22.33	326	1.66%	1.35%	33.82%
	2012	11	16.68	183	1.48%	1.35%	17.31%
Invesco VI Comstock (GrandMaster flex3 )
	2016	3	24.95	71	1.34%	1.55%	15.18%
	2015	3	21.66	64	1.68%	1.55%	(7.65)%
	2014	3	23.45	71	0.91%	1.55%	7.41%
	2013	7	21.83	156	1.91%	1.55%	33.55%
	2012	4	16.35	71	1.84%	1.55%	17.07%
Invesco VI Comstock (IQ Advisor Standard )
	2016	*-	22.75	4	1.36%	0.60%	16.29%
	2015	*-	19.56	3	1.51%	0.60%	(6.76)%
	2014	7	20.98	140	1.12%	0.60%	8.45%
	2013	*-	19.34	9	0.81%	0.60%	34.84%
	2012	1	14.35	19	1.53%	0.60%	18.21%
Invesco VI Comstock (IQ Annuity )
	2016	13	25.30	341	1.25%	1.45%	15.29%
	2015	19	21.95	410	1.72%	1.45%	(7.55)%
	2014	19	23.74	462	1.10%	1.45%	7.52%
	2013	20	22.08	451	1.48%	1.45%	33.69%
	2012	22	16.51	360	1.46%	1.45%	17.19%
Invesco VI Comstock (Pinnacle )
	2016	5	25.66	129	1.30%	1.35%	15.41%
	2015	6	22.24	125	1.66%	1.35%	(7.46)%
	2014	8	24.03	198	1.09%	1.35%	7.63%
	2013	8	22.33	188	1.37%	1.35%	33.82%
	2012	10	16.68	169	1.50%	1.35%	17.31%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle IV )
	2016	9	$25.30	$240	1.31%	1.45%	15.29%
	2015	10	21.95	226	1.49%	1.45%	(7.55)%
	2014	14	23.74	336	1.06%	1.45%	7.52%
	2013	16	22.08	353	1.58%	1.45%	33.69%
	2012	21	16.52	339	1.50%	1.45%	17.19%
Invesco VI Comstock (Pinnacle Plus Reduced M&E )
	2016	2	18.76	40	1.30%	1.15%	15.64%
	2015	2	16.22	37	1.12%	1.15%	(7.27)%
	2014	1	17.50	11	1.19%	1.15%	7.85%
	2013	1	16.22	16	0.27%	1.15%	34.09%
Invesco VI Comstock (Pinnacle V )
	2016	525	14.00	7,352	1.33%	1.55%	15.18%
	2015	417	12.15	5,063	1.81%	1.55%	(7.65)%
	2014	323	13.16	4,244	1.24%	1.55%	7.41%
	2013	217	12.25	2,659	1.66%	1.55%	33.55%
	2012	122	9.17	1,119	1.72%	1.55%	17.07%
Invesco VI International Growth Class II (Advantedge)
	2016	33	10.27	343	1.33%	1.60%	(2.28)%
	2015	24	10.51	248	1.30%	1.60%	(4.17)%
	2014	23	10.97	257	1.41%	1.60%	(1.51)%
	2013	22	11.14	250	1.86%	1.60%	16.82%
Invesco VI International Growth Class II (IQ Advisor Enhanced )
	2016	48	10.54	501	1.23%	0.80%	(1.84)%
	2015	38	10.74	403	1.41%	0.80%	(3.73)%
	2014	26	11.15	295	1.50%	0.80%	(1.06)%
	2013	19	11.27	214	1.16%	0.80%	17.35%
	2012	3	9.61	26	1.06%	0.80%	13.92%
Invesco VI International Growth Class II (Pinnacle )
	2016	5	10.36	49	1.18%	1.35%	(2.14)%
	2015	5	10.59	49	1.29%	1.35%	(4.03)%
	2014	4	11.03	49	1.44%	1.35%	(1.36)%
	2013	3	11.18	36	1.15%	1.35%	17.00%
	2012	3	9.56	24	2.50%	1.35%	13.58%
Invesco VI International Growth Class II (Pinnacle Plus )
	2016	7	10.42	75	1.23%	1.67%	(2.04)%
	2015	12	10.64	128	1.59%	1.67%	(3.93)%
	2014	7	11.07	74	1.11%	1.67%	(1.26)%
	2013	5	11.21	55	0.99%	1.67%	17.12%
	2012	4	9.57	39	2.46%	1.67%	13.69%
Invesco VI International Growth Class II (Pinnacle V )
	2016	206	10.30	2,123	1.25%	1.55%	(2.23)%
	2015	150	10.54	1,580	1.41%	1.55%	(4.12)%
	2014	101	10.99	1,110	1.75%	1.55%	(1.46)%
	2013	44	11.15	495	1.27%	1.55%	16.88%
	2012	15	9.54	144	1.37%	1.55%	13.46%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI International Growth II (Annuichoice)
	2016	14	$10.63	$150	1.17%	1.00%	(1.69)%
	2015	14	10.81	156	1.29%	1.00%	(3.59)%
	2014	14	11.22	159	1.57%	1.00%	(0.91)%
	2013	3	11.32	39	1.24%	1.00%	17.53%
	2012	1	9.63	10	1.27%	1.00%	14.10%
Invesco VI International Growth II (Grandmaster )
	2016	2	10.42	17	1.17%	1.35%	(2.04)%
	2015	2	10.64	19	1.80%	1.35%	(3.93)%
	2014	1	11.07	11	0.91%	1.35%	(1.26)%
	2013	4	11.21	50	0.35%	1.35%	17.12%
	2012	*-	9.57	3	—%	1.35%	13.69%
Invesco VI International Growth II (Grandmaster flex3 )
	2016	*-	10.30	5	1.17%	1.55%	(2.23)%
	2015	*-	10.54	5	1.29%	1.55%	(4.12)%
	2014	*-	10.99	5	1.49%	1.55%	9.89%
	2012	1	9.54	9	1.52%	1.55%	13.46%
Invesco VI Mid Cap Growth II (Annuichoice II )
	2016	*-	10.35	1	—%	1.15%	3.48%
Invesco VI Mid Cap Growth Class II (Pinnacle IV )
	2016	1	10.33	7	—%	1.10%	3.27%
Invesco VI Mid Cap Growth Class II (Pinnacle V )
	2016	8	10.32	86	—%	1.55%	3.20%
Templeton Foreign VIP Fund (IQ Annuity )
	2016	12	19.48	232	2.03%	1.45%	5.62%
	2015	14	18.45	263	3.03%	1.45%	(7.85)%
	2014	20	20.02	401	1.88%	1.45%	(12.42)%
	2013	19	22.86	444	2.37%	1.45%	21.19%
	2012	23	18.86	437	3.00%	1.45%	16.51%
Templeton Foreign VIP Fund (Pinnacle )
	2016	23	19.76	451	1.99%	1.35%	5.73%
	2015	25	18.69	460	3.35%	1.35%	(7.75)%
	2014	25	20.26	512	2.13%	1.35%	(12.33)%
	2013	28	23.11	657	2.36%	1.35%	21.31%
	2012	30	19.05	579	2.57%	1.35%	16.63%
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E )
	2016	*-	20.01	4	3.12%	1.10%	6.00%
	2015	1	18.88	15	3.22%	1.10%	(7.52)%
	2014	1	20.41	16	1.87%	1.10%	(12.11)%
	2013	1	23.22	18	2.31%	1.10%	21.62%
	2012	1	19.09	15	5.43%	1.10%	7.43%
Templeton Foreign VIP Fund (Pinnacle IV )
	2016	26	19.48	515	2.00%	1.45%	5.62%
	2015	34	18.45	634	3.22%	1.45%	(7.85)%
	2014	42	20.02	846	1.88%	1.45%	(12.42)%
	2013	57	22.86	1,296	2.35%	1.45%	21.19%
	2012	68	18.86	1,283	3.01%	1.45%	16.51%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (Pinnacle V )
	2016	473	$9.34	$4,415	1.90%	1.55%	5.52%
	2015	368	8.85	3,259	3.21%	1.55%	(7.94)%
	2014	326	9.61	3,131	1.79%	1.55%	(12.51)%
	2013	211	10.99	2,323	1.93%	1.55%	21.07%
	2012	138	9.08	1,256	2.79%	1.55%	16.39%
Templeton Foreign VIP Fund (AnnuiChoice )
	2016	14	20.77	298	1.93%	1.00%	6.10%
	2015	16	19.57	309	3.22%	1.00%	(7.43)%
	2014	19	21.14	394	1.95%	1.00%	(12.02)%
	2013	19	24.03	454	2.38%	1.00%	21.74%
	2012	23	19.74	453	2.84%	1.00%	17.05%
Templeton Foreign VIP Fund (AnnuiChoice II )
	2016	93	11.56	1,079	1.95%	1.15%	5.94%
	2015	79	10.91	866	3.33%	1.15%	(7.57)%
	2014	80	11.80	940	1.81%	1.15%	(12.15)%
	2013	74	13.43	1,001	2.21%	1.15%	21.56%
	2012	51	11.05	559	3.01%	1.15%	16.87%
Templeton Foriegn VIP Fund (AdvantEdge )
	2016	55	9.82	543	1.89%	1.60%	5.46%
	2015	75	9.31	700	3.21%	1.60%	(7.99)%
	2014	77	10.12	778	1.90%	1.60%	(12.55)%
	2013	72	11.57	834	2.77%	1.60%	21.01%
	2012	87	9.56	836	2.99%	1.60%	16.33%
Templeton Foriegn VIP Fund (Grandmaster )
	2016	14	19.76	272	1.95%	1.35%	5.73%
	2015	16	18.69	299	3.26%	1.35%	(7.75)%
	2014	17	20.26	350	2.11%	1.35%	(12.33)%
	2013	19	23.11	442	2.35%	1.35%	21.31%
	2012	18	19.05	340	2.84%	1.35%	16.63%
Templeton Foriegn VIP Fund (GrandMaster flex3 )
	2016	12	19.21	233	1.78%	1.55%	5.52%
	2015	16	18.21	292	3.23%	1.55%	(7.94)%
	2014	16	19.78	318	1.94%	1.55%	(12.51)%
	2013	19	22.60	434	2.32%	1.55%	21.07%
	2012	17	18.67	319	2.80%	1.55%	16.39%
Templeton Foriegn VIP Fund (IQ Advisor Standard )
	2016	3	16.97	59	1.88%	0.60%	6.53%
	2015	4	15.93	68	3.68%	0.60%	(7.05)%
	2014	7	17.14	115	1.94%	0.60%	(11.66)%
	2013	3	19.40	57	3.55%	0.60%	22.23%
	2012	2	15.87	32	2.93%	0.60%	17.52%
Templeton Foriegn VIP Fund (Pinnacle Plus )
	2016	6	17.73	108	1.77%	1.67%	5.39%
	2015	9	16.82	147	3.09%	1.67%	(8.05)%
	2014	13	18.29	233	1.96%	1.67%	(12.62)%
	2013	20	20.93	416	2.77%	1.67%	20.92%
	2012	24	17.31	421	3.08%	1.67%	16.25%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E )
	2016	13	$11.05	$144	1.93%	1.15%	5.94%
	2015	12	10.43	130	2.98%	1.15%	(7.57)%
	2014	11	11.29	121	2.28%	1.15%	(12.15)%
	2013	1	12.85	19	—%	1.15%	21.56%
Templeton Global Bond VIP Fund (Pinnacle )
	2016	2	9.38	23	—%	1.35%	1.55%
	2015	9	9.24	79	15.51%	1.35%	(5.60)%
Templeton Global Bond VIP Fund (Grandmaster )
	2016	41	9.38	383	—%	1.35%	1.55%
	2015	43	9.24	398	4.65%	1.35%	(5.60)%
	2014	4	9.79	35	4.28%	1.35%	0.46%
	2013	6	9.74	60	9.69%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3 )
	2016	7	9.31	69	—%	1.35%	1.34%
	2015	9	9.19	84	26.23%	1.55%	(5.79)%
	2014	8	9.75	74	5.05%	1.55%	0.26%
	2013	6	9.73	60	—%	1.55%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V )
	2016	96	9.35	895	—%	1.35%	1.45%
	2015	110	9.21	1,017	6.57%	1.35%	(5.69)%
	2014	27	9.77	262	5.37%	1.35%	0.36%
	2013	36	9.73	346	8.43%	1.35%	(2.66)%
Templeton Global Bond VIP Fund (Advantedge )
	2016	1	9.29	13	—%	1.60%	1.29%
	2015	4	9.18	39	8.97%	1.60%	(5.83)%
	2014	2	9.74	20	5.08%	1.60%	0.21%
	2013	2	9.72	20	—%	1.60%	(2.76)%
Templeton Global Bond VIP Fund (Pinnacle IV )
	2016	358	9.31	3,333	—%	1.10%	1.34%
	2015	347	9.19	3,189	8.38%	1.10%	(5.79)%
	2014	299	9.75	2,912	5.03%	1.10%	0.26%
	2013	191	9.73	1,858	1.28%	1.10%	(2.73)%
Templeton Global Bond VIP Fund (Annuichoice )
	2016	12	9.50	113	—%	1.00%	1.91%
	2015	15	9.33	142	13.95%	1.00%	(5.26)%
	2014	12	9.84	121	3.93%	1.00%	0.82%
	2013	8	9.76	76	—%	1.00%	(2.36)%
Templeton Global Bond VIP Fund (AnnuiChoice II )
	2016	9	9.45	81	—%	1.15%	1.76%
	2015	11	9.29	103	7.88%	1.15%	(5.40)%
	2014	13	9.82	126	5.12%	1.15%	0.66%
	2013	12	9.75	118	1.03%	1.15%	(2.46)%
Templeton Growth VIP Fund (AdvantEdge )
	2016	10	11.48	110	2.06%	1.60%	7.87%
	2015	11	10.64	112	2.55%	1.60%	(7.98)%
	2014	11	11.57	124	1.46%	1.60%	(4.37)%
	2013	17	12.10	202	3.77%	1.60%	28.73%
	2012	33	9.40	315	2.88%	1.60%	19.12%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AnnuiChoice )
	2016	12	$20.57	$252	2.07%	1.00%	8.52%
	2015	12	18.95	224	2.65%	1.00%	(7.42)%
	2014	14	20.47	277	1.34%	1.00%	(3.79)%
	2013	15	21.28	326	2.52%	1.00%	29.51%
	2012	15	16.43	253	2.32%	1.00%	19.85%
Templeton Growth VIP Fund (AnnuiChoice II )
	2016	10	11.98	123	2.20%	1.15%	8.36%
	2015	14	11.05	159	2.78%	1.15%	(7.56)%
	2014	25	11.96	302	1.32%	1.15%	(3.93)%
	2013	22	12.44	274	2.52%	1.15%	29.32%
	2012	20	9.62	193	2.05%	1.15%	19.67%
Templeton Growth VIP Fund (Grandmaster )
	2016	13	19.58	246	2.04%	1.35%	8.14%
	2015	13	18.10	231	2.50%	1.35%	(7.75)%
	2014	14	19.62	276	1.34%	1.35%	(4.13)%
	2013	15	20.47	300	2.31%	1.35%	29.06%
	2012	21	15.86	328	2.09%	1.35%	19.43%
Templeton Growth VIP Fund (GrandMaster flex3 )
	2016	19	19.03	364	1.96%	1.55%	7.92%
	2015	23	17.63	402	2.54%	1.55%	(7.94)%
	2014	25	19.15	477	1.43%	1.55%	(4.32)%
	2013	32	20.02	636	2.56%	1.55%	28.80%
	2012	32	15.54	504	2.09%	1.55%	19.18%
Templeton Growth VIP Fund (IQ Annuity )
	2016	17	19.30	325	2.06%	1.45%	8.03%
	2015	21	17.86	377	2.57%	1.45%	(7.84)%
	2014	25	19.38	483	1.34%	1.45%	(4.22)%
	2013	26	20.24	522	2.89%	1.45%	28.93%
	2012	33	15.70	524	1.95%	1.45%	19.30%
Templeton Growth VIP Fund (Pinnacle )
	2016	31	19.58	616	2.03%	1.35%	8.14%
	2015	35	18.10	629	2.71%	1.35%	(7.75)%
	2014	44	19.62	863	1.34%	1.35%	(4.13)%
	2013	51	20.47	1,039	2.67%	1.35%	29.06%
	2012	56	15.86	889	2.03%	1.35%	19.43%
Templeton Growth VIP Fund (Pinnacle IV )
	2016	23	19.30	444	2.03%	1.45%	8.03%
	2015	27	17.87	474	2.66%	1.45%	(7.84)%
	2014	30	19.39	582	1.57%	1.45%	(4.22)%
	2013	104	20.24	2,100	1.41%	1.45%	28.93%
	2012	43	15.70	672	2.13%	1.45%	19.30%
Templeton Growth VIP Fund (Pinnacle Plus )
	2016	4	17.40	77	2.30%	1.67%	7.79%
	2015	11	16.15	182	2.88%	1.67%	(8.05)%
	2014	20	17.56	358	1.43%	1.67%	(4.44)%
	2013	28	18.37	523	2.31%	1.67%	28.64%
	2012	29	14.28	420	2.07%	1.67%	19.04%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )
	2016	13	$14.09	$184	1.72%	1.15%	8.36%
	2015	9	13.00	118	—%	1.15%	(7.56)%
Templeton Growth VIP Fund (Pinnacle V )
	2016	87	9.87	862	2.06%	1.55%	7.92%
	2015	94	9.15	863	2.88%	1.55%	(7.94)%
	2014	110	9.93	1,096	1.59%	1.55%	(4.32)%
	2013	348	10.38	3,617	1.01%	1.55%	28.80%
	2012	88	8.06	711	2.15%	1.55%	19.18%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )
	2016	23	13.63	311	5.47%	1.60%	8.81%
	2015	24	12.53	307	5.56%	1.60%	(2.76)%
	2014	22	12.88	284	5.15%	1.60%	1.25%
	2013	21	12.73	263	4.69%	1.60%	(10.22)%
	2012	26	14.17	367	2.73%	1.60%	15.98%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )
	2016	6	14.62	81	5.56%	1.00%	9.48%
	2015	6	13.36	86	5.00%	1.00%	(2.16)%
	2014	8	13.65	107	5.00%	1.00%	1.86%
	2013	10	13.40	132	6.26%	1.00%	(9.67)%
	2012	13	14.84	200	3.06%	1.00%	16.69%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )
	2016	6	14.41	93	5.58%	1.15%	9.31%
	2015	8	13.18	107	6.41%	1.15%	(2.31)%
	2014	14	13.49	187	5.34%	1.15%	1.71%
	2013	16	13.27	206	3.82%	1.15%	(9.80)%
	2012	18	14.71	269	2.57%	1.15%	16.51%
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3 )
	2016	11	13.85	148	6.02%	1.55%	8.87%
	2015	8	12.73	104	9.00%	1.55%	(2.71)%
	2014	9	13.08	114	5.17%	1.55%	1.30%
	2013	15	12.91	195	4.66%	1.55%	(10.17)%
	2012	21	14.37	306	2.74%	1.55%	16.04%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )
	2016	3	23.82	63	5.65%	1.35%	9.09%
	2015	3	21.84	56	7.32%	1.35%	(2.51)%
	2014	3	22.40	65	5.15%	1.35%	1.50%
	2013	4	22.07	93	3.04%	1.35%	(9.99)%
	2012	9	24.52	229	2.32%	1.35%	16.28%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )
	2016	7	23.49	160	5.95%	1.45%	8.98%
	2015	7	21.55	144	5.60%	1.45%	(2.61)%
	2014	8	22.13	174	5.36%	1.45%	1.40%
	2013	8	21.82	179	4.77%	1.45%	(10.08)%
	2012	12	24.27	295	2.79%	1.45%	16.16%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )
	2016	11	$13.99	$153	5.74%	1.45%	8.98%
	2015	14	12.84	177	5.04%	1.45%	(2.61)%
	2014	23	13.18	302	5.52%	1.45%	1.40%
	2013	32	13.00	410	3.90%	1.45%	(10.08)%
	2012	33	14.46	470	2.83%	1.45%	16.16%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )
	2016	2	20.07	44	5.47%	1.67%	8.74%
	2015	2	18.46	46	4.99%	1.67%	(2.82)%
	2014	3	19.00	66	5.53%	1.67%	1.17%
	2013	5	18.78	97	4.41%	1.67%	(10.28)%
	2012	7	20.93	157	3.04%	1.67%	15.90%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )
	2016	1	11.55	15	5.22%	1.15%	9.31%
	2015	2	10.57	26	4.91%	1.15%	(2.31)%
	2014	2	10.82	20	6.22%	1.15%	8.17%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )
	2016	49	13.78	675	6.43%	1.55%	8.87%
	2015	22	12.65	281	8.84%	1.55%	(2.71)%
	2014	28	13.01	363	5.35%	1.55%	1.30%
	2013	35	12.84	447	4.47%	1.55%	(10.17)%
	2012	52	14.29	745	2.32%	1.55%	16.04%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )
	2016	45	7.30	328	0.43%	1.60%	4.92%
	2015	53	6.96	370	0.73%	1.60%	(12.14)%
	2014	54	7.92	431	0.31%	1.60%	(6.08)%
	2013	58	8.44	490	0.95%	1.60%	(2.68)%
	2012	44	8.67	381	—%	1.60%	17.91%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )
	2016	7	30.96	225	0.42%	1.00%	5.56%
	2015	5	29.33	148	0.74%	1.00%	(11.60)%
	2014	5	33.17	154	0.31%	1.00%	(5.51)%
	2013	7	35.11	259	1.14%	1.00%	(2.09)%
	2012	9	35.86	307	—%	1.00%	18.64%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )
	2016	18	11.56	209	0.45%	1.15%	5.40%
	2015	21	10.97	225	0.78%	1.15%	(11.73)%
	2014	24	12.43	295	0.33%	1.15%	(5.65)%
	2013	24	13.17	310	1.01%	1.15%	(2.24)%
	2012	26	13.47	357	—%	1.15%	18.46%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )
	2016	5	29.46	144	0.46%	1.35%	5.18%
	2015	5	28.01	127	0.77%	1.35%	(11.91)%
	2014	6	31.80	176	0.32%	1.35%	(5.84)%
	2013	7	33.77	234	1.00%	1.35%	(2.44)%
	2012	8	34.61	281	—%	1.35%	18.22%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )
	2016	12	$28.64	$345	0.37%	1.55%	4.97%
	2015	5	27.28	144	0.73%	1.55%	(12.09)%
	2014	6	31.03	182	0.33%	1.55%	(6.03)%
	2013	8	33.02	272	1.10%	1.55%	(2.63)%
	2012	11	33.92	381	—%	1.55%	17.97%
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard )
	2016	4	22.11	78	0.52%	0.60%	5.98%
	2015	*-	20.86	4	0.28%	0.60%	(11.24)%
	2014	2	23.51	49	0.33%	0.60%	(5.13)%
	2013	2	24.78	54	2.31%	0.60%	(1.69)%
	2012	*-	25.20	4	—%	0.60%	19.12%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )
	2016	8	29.04	229	0.41%	1.45%	5.08%
	2015	8	27.64	211	0.76%	1.45%	(12.00)%
	2014	8	31.41	259	0.31%	1.45%	(5.94)%
	2013	9	33.39	286	0.97%	1.45%	(2.53)%
	2012	13	34.26	462	—%	1.45%	18.09%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )
	2016	12	29.46	340	0.43%	1.35%	5.18%
	2015	10	28.01	287	0.75%	1.35%	(11.91)%
	2014	13	31.80	420	0.33%	1.35%	(5.84)%
	2013	16	33.77	555	1.14%	1.35%	(2.44)%
	2012	20	34.61	675	—%	1.35%	18.22%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )
	2016	14	29.05	401	0.44%	1.45%	5.08%
	2015	15	27.64	426	0.75%	1.45%	(12.00)%
	2014	21	31.41	668	0.33%	1.45%	(5.94)%
	2013	29	33.40	978	0.96%	1.45%	(2.53)%
	2012	42	34.26	1,431	—%	1.45%	18.10%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )
	2016	2	24.73	47	0.48%	1.67%	4.84%
	2015	7	23.59	168	0.74%	1.67%	(12.20)%
	2014	10	26.86	271	0.30%	1.67%	(6.15)%
	2013	9	28.62	267	1.09%	1.67%	(2.75)%
	2012	11	29.43	328	—%	1.67%	17.83%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )
	2016	6	8.44	51	0.31%	1.15%	5.40%
	2015	4	8.00	32	0.19%	1.15%	(11.73)%
	2014	*-	9.07	3	0.07%	1.15%	(5.65)%
	2013	1	9.61	14	—%	1.15%	(2.24)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )
	2016	159	8.32	1,325	0.41%	1.55%	4.97%
	2015	147	7.92	1,161	0.75%	1.55%	(12.09)%
	2014	165	9.01	1,485	0.27%	1.55%	(6.03)%
	2013	116	9.59	1,109	1.15%	1.55%	(2.63)%
	2012	89	9.85	880	—%	1.55%	17.97%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )
	2016	3	$30.15	$105	1.17%	1.67%	4.77%
	2015	5	28.78	148	1.30%	1.67%	0.22%
	2014	7	28.71	195	1.24%	1.67%	27.27%
	2013	13	22.56	293	0.90%	1.67%	0.05%
	2012	16	22.55	371	0.58%	1.67%	13.68%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )
	2016	5	16.87	89	1.04%	1.15%	5.32%
	2015	5	16.02	78	1.03%	1.15%	0.75%
	2014	7	15.90	110	1.39%	1.15%	27.94%
	2013	2	12.43	31	—%	1.15%	0.58%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )
	2016	21	15.73	324	1.09%	1.60%	4.84%
	2015	28	15.01	421	1.13%	1.60%	0.29%
	2014	30	14.96	450	1.23%	1.60%	27.36%
	2013	33	11.75	387	0.75%	1.60%	0.13%
	2012	25	11.73	296	0.62%	1.60%	13.76%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )
	2016	15	12.70	186	1.06%	1.00%	5.48%
	2015	16	12.04	195	1.20%	1.00%	0.90%
	2014	23	11.94	275	1.35%	1.00%	28.13%
	2013	24	9.31	219	0.92%	1.00%	0.74%
	2012	28	9.25	260	0.56%	1.00%	14.46%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )
	2016	32	12.52	401	1.08%	1.15%	5.32%
	2015	31	11.89	374	1.19%	1.15%	0.75%
	2014	34	11.80	397	1.22%	1.15%	27.94%
	2013	36	9.22	329	0.77%	1.15%	0.58%
	2012	33	9.17	307	0.59%	1.15%	14.29%
Morgan Stanley UIF U.S. Real Estate (Grandmaster )
	2016	5	36.07	194	0.81%	1.35%	5.11%
	2015	6	34.32	197	1.19%	1.35%	0.55%
	2014	10	34.13	341	1.13%	1.35%	27.68%
	2013	7	26.73	183	0.81%	1.35%	0.38%
	2012	12	26.63	320	0.67%	1.35%	14.05%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )
	2016	9	12.04	111	1.02%	1.55%	4.90%
	2015	11	11.47	132	1.20%	1.55%	0.34%
	2014	19	11.44	213	1.18%	1.55%	27.42%
	2013	24	8.97	215	0.72%	1.55%	0.18%
	2012	28	8.96	249	0.58%	1.55%	13.82%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )
	2016	6	35.56	203	1.09%	1.45%	5.00%
	2015	6	33.87	192	1.19%	1.45%	0.45%
	2014	7	33.72	229	1.18%	1.45%	27.55%
	2013	9	26.44	230	0.94%	1.45%	0.28%
	2012	10	26.36	253	0.59%	1.45%	13.94%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )
	2016	33	$12.16	$404	1.05%	1.45%	5.00%
	2015	39	11.58	449	1.06%	1.45%	0.45%
	2014	59	11.52	681	1.20%	1.45%	27.55%
	2013	83	9.04	751	0.67%	1.45%	0.28%
	2012	107	9.01	966	0.69%	1.45%	13.94%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )
	2016	239	12.87	3,072	1.07%	1.55%	4.90%
	2015	197	12.27	2,421	1.19%	1.55%	0.34%
	2014	170	12.22	2,080	1.04%	1.55%	27.42%
	2013	124	9.59	1,185	0.82%	1.55%	0.18%
	2012	104	9.58	994	0.60%	1.55%	13.82%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2016	8	13.61	115	—%	1.60%	(1.73)%
	2015	9	13.85	122	—%	1.60%	4.91%
	2014	10	13.20	130	—%	1.60%	6.82%
	2013	10	12.36	120	2.83%	1.60%	31.26%
	2012	8	9.42	75	0.67%	1.60%	11.74%
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2016	50	13.97	699	—%	1.15%	(1.28)%
	2015	49	14.15	691	—%	1.15%	5.39%
	2014	46	13.42	623	—%	1.15%	7.31%
	2013	50	12.51	622	3.38%	1.15%	31.86%
	2012	24	9.49	223	1.04%	1.15%	12.26%
BlackRock Capital Appreciation VI (Annuichoice )
	2016	3	14.09	47	—%	1.00%	(1.13)%
	2015	5	14.25	64	—%	1.00%	5.54%
	2014	4	13.50	49	—%	1.00%	7.47%
	2013	4	12.56	49	4.45%	1.00%	32.06%
	2012	*-	9.51	1	1.24%	1.00%	12.43%
BlackRock Capital Appreciation VI (Grandmaster flex3 )
	2016	2	13.65	31	—%	1.55%	(1.68)%
	2015	2	13.88	29	—%	1.55%	4.96%
	2014	2	13.23	28	—%	1.55%	32.26%
BlackRock Capital Appreciation VI Class III (Grandmaster )
	2016	2	13.81	31	—%	1.35%	(1.48)%
	2015	11	14.01	157	—%	1.35%	5.17%
	2014	6	13.32	79	—%	1.35%	7.09%
	2013	2	12.44	29	3.16%	1.35%	31.60%
	2012	1	9.46	13	1.25%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle )
	2016	3	13.81	39	—%	1.35%	(1.48)%
	2015	3	14.01	41	—%	1.35%	5.17%
	2014	3	13.32	46	—%	1.35%	7.09%
	2013	3	12.44	41	2.98%	1.35%	31.60%
	2012	2	9.46	22	1.08%	1.35%	12.03%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle IV )
	2016	7	13.73	$95	—%	1.45%	(1.58)%
	2015	7	13.95	95	—%	1.45%	5.07%
	2014	7	13.28	99	—%	1.45%	6.98%
	2013	2	12.41	20	1.50%	1.45%	31.46%
	2012	4	9.44	40	0.56%	1.45%	11.92%
BlackRock Capital Appreciation VI Class III (Pinnacle V )
	2016	297	13.65	4,048	—%	1.55%	(1.68)%
	2015	177	13.88	2,453	—%	1.55%	4.96%
	2014	145	13.23	1,920	—%	1.55%	6.87%
	2013	121	12.38	1,491	3.13%	1.55%	31.33%
	2012	73	9.42	692	1.06%	1.55%	11.80%
BlackRock Global Allocation VI (Advantedge )
	2016	3	10.85	33	0.33%	1.60%	2.15%
	2015	21	10.62	227	0.88%	1.60%	(2.58)%
	2014	32	10.90	351	2.24%	1.60%	0.30%
	2013	32	10.87	351	3.40%	1.60%	12.59%
	2012	12	9.65	116	2.17%	1.60%	8.20%
BlackRock Global Allocation VI (AnnuiChoice II)
	2016	81	11.13	901	1.26%	1.15%	2.61%
	2015	79	10.85	855	1.07%	1.15%	(2.14)%
	2014	72	11.09	798	2.23%	1.15%	0.76%
	2013	73	11.00	808	2.43%	1.15%	13.10%
	2012	73	9.73	707	1.61%	1.15%	8.70%
BlackRock Global Allocation VI (Annuichoice )
	2016	13	11.23	147	1.17%	1.00%	2.77%
	2015	16	10.93	171	1.34%	1.00%	(1.99)%
	2014	7	11.15	81	1.87%	1.00%	0.91%
	2013	22	11.05	238	2.54%	1.00%	13.27%
	2012	19	9.75	188	2.92%	1.00%	8.86%
BlackRock Global Allocation VI (Grandmaster flex3 )
	2016	11	10.88	117	0.86%	1.55%	2.20%
	2015	16	10.65	166	1.06%	1.55%	(2.53)%
	2014	15	10.92	165	3.19%	1.55%	0.35%
	2013	11	10.88	118	3.04%	1.55%	12.64%
	2012	6	9.66	58	1.53%	1.55%	8.26%
BlackRock Global Allocation VI (Grandmaster )
	2016	7	11.01	78	1.38%	1.35%	2.40%
	2015	6	10.75	67	1.47%	1.35%	(2.34)%
	2014	3	11.00	30	2.28%	1.35%	0.56%
	2013	3	10.94	27	2.67%	1.35%	12.87%
	2012	2	9.70	19	1.52%	1.35%	8.48%
BlackRock Global Allocation VI Class III (Pinnacle )
	2016	1	11.01	13	0.76%	1.35%	2.40%
	2015	9	10.75	91	0.82%	1.35%	(2.34)%
	2014	24	11.00	267	2.20%	1.35%	0.56%
	2013	25	10.94	272	2.49%	1.35%	12.87%
	2012	23	9.70	226	1.56%	1.35%	8.48%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle IV )
	2016	31	$10.94	$342	1.25%	1.45%	2.30%
	2015	29	10.70	313	1.08%	1.45%	(2.44)%
	2014	27	10.96	300	4.14%	1.45%	0.46%
	2013	2	10.91	25	2.92%	1.45%	12.76%
	2012	1	9.68	14	0.43%	1.45%	8.37%
BlackRock Global Allocation VI Class III (Pinnacle V )
	2016	36	10.88	395	1.28%	1.55%	2.20%
	2015	34	10.65	361	1.00%	1.55%	(2.53)%
	2014	37	10.92	401	2.28%	1.55%	0.35%
	2013	23	10.88	253	2.38%	1.55%	12.64%
	2012	24	9.66	230	2.15%	1.55%	8.26%
BlackRock High Yield VI Class III (Annuichoice )
	2016	1	10.65	7	0.75%	1.00%	6.52%
BlackRock High Yield VI Class III (AnnuiChoice II)
	2016	*-	10.64	*-	—%	1.15%	6.41%
BlackRock High Yield VI Class III (Pinnacle V )
	2016	2	10.61	26	2.29%	1.55%	6.12%
BlackRock Total Return VI Class III (AnnuiChoice II)
	2016	7	9.87	64	1.12%	1.15%	(1.28)%
BlackRock Total Return VI Class III (Pinnacle )
	2016	4	9.86	35	0.99%	1.35%	(1.42)%
BlackRock Total Return VI Class III (Pinnacle V )
	2016	21	9.84	211	0.99%	1.55%	(1.55)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)
	2016	40	10.35	414	1.49%	1.15%	4.92%
	2015	40	9.86	394	1.27%	1.15%	(7.54)%
	2014	37	10.67	391	0.86%	1.15%	1.57%
	2013	5	10.50	54	1.21%	1.15%	5.01%
TOPS Managed Risk Moderate Growth ETF (Pinnacle V )
	2,016	2	10.23	16	1.52%	1.55%	4.61%
	2015	2	9.78	16	1.24%	1.55%	(7.82)%
	2014	2	10.61	19	2.53%	1.55%	6.12%
TOPS Managed Risk Moderate Growth ETF (Advantedge )
	2016	29	10.18	296	1.29%	1.60%	4.45%
	2015	16	9.74	160	1.38%	1.60%	(7.96)%
	2,014	7	10.59	78	1.62%	1.60%	1.11%
	2013	2	10.47	17	0.66%	1.60%	4.69%
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )
	2016	279	10.19	2,845	2.07%	1.45%	4.50%
	2015	161	9.76	1,569	1.43%	1.45%	(7.91)%
	2014	87	10.59	923	2.24%	1.45%	5.94%
TOPS Managed Risk Moderate Growth ETF (Grandmaster )
	2016	1	10.27	8	1.45%	1.45%	4.71%
Non-Affiliated Class 4:
American Funds Bond (Pinnacle V )
	2016	59	9.82	580	1.60%	1.15%	(1.79)%
American Funds Capital Income Builder (Pinnacle )
	2016	1	9.55	7	2.23%	1.60%	2.38%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Capital Income Builder (Pinnacle IV )
	2016	2	$9.53	$16	3.14%	1.45%	2.28%
	2015	*-	9.32	*-	0.95%	1.45%	(6.83)%
American Funds Capital Income Builder (Pinnacle V )
	2016	33	9.51	311	3.68%	1.55%	2.18%
	2015	7	9.31	61	1.88%	1.55%	(6.90)%
American Funds Capital Income Builder (AnnuiChoice )
	2016	1	9.60	7	0.98%	1.00%	2.75%
American Funds Capital Income Builder (AnnuiChoice II )
	2016	7	9.58	67	3.81%	1.15%	2.59%
	2015	1	9.34	6	1.62%	1.15%	(6.64)%
American Funds Global Growth (AdvantEdge )
	2016	5	10.90	50	0.51%	1.60%	(1.24)%
	2015	13	11.04	144	2.00%	1.60%	4.98%
American Funds Global Growth (AnnuiChoice )
	2016	32	11.11	354	0.75%	1.00%	(0.63)%
	2015	29	11.18	326	2.78%	1.00%	5.62%
American Funds Global Growth (AnnuiChoice II )
	2016	13	11.06	142	0.69%	1.15%	(0.78)%
	2015	13	11.14	150	1.83%	1.15%	5.46%
	2014	2	10.57	23	1.80%	1.15%	5.66%
American Funds Global Growth (GrandMaster )
	2016	84	10.99	923	0.69%	1.35%	(0.98)%
	2015	92	11.10	1,019	4.51%	1.35%	5.25%
	2014	*-	10.54	1	1.50%	1.35%	5.43%
American Funds Global Growth (GrandMaster flex3 )
	2016	3	10.92	35	0.44%	1.55%	(1.19)%
	2015	13	11.05	141	1.57%	1.55%	5.04%
American Funds Global Growth (Pinnacle )
	2016	1	10.99	12	0.55%	1.35%	(0.98)%
	2015	4	11.10	40	1.39%	1.35%	5.25%
	2014	1	10.54	8	2.07%	1.35%	5.43%
American Funds Global Growth (Pinnacle IV )
	2016	205	10.95	2,240	0.69%	1.45%	(1.08)%
	2015	226	11.07	2,504	4.58%	1.45%	5.14%
	2014	2	10.53	20	2.23%	1.45%	5.32%
American Funds Global Growth (Pinnacle V )
	2016	573	10.92	6,254	0.70%	1.55%	(1.19)%
	2015	590	11.05	6,521	4.11%	1.55%	5.04%
	2014	7	10.52	79	2.08%	1.55%	5.21%
American Funds Growth (AdvantEdge )
	2016	18	12.52	225	1.03%	1.60%	7.47%
	2015	4	11.65	43	2.01%	1.60%	4.88%
	2014	1	11.11	12	1.49%	1.60%	11.08%
American Funds Growth (AnnuiChoice )
	2016	2	12.76	29	0.65%	1.00%	8.13%
	2015	2	11.80	18	0.97%	1%	5.52%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Growth (AnnuiChoice II )
	2016	9	$12.70	$115	0.59%	1.00%	7.96%
	2015	9	11.76	111	0.85%	1.00%	5.36%
	2014	4	11.16	43	2.72%	1.00%	11.62%
American Funds Growth (GrandMaster )
	2016	2	12.62	25	0.57%	1.35%	7.74%
	2015	2	11.71	27	1.36%	1.35%	5.15%
	2014	1	11.14	12	1.53%	1.35%	11.38%
American Funds Growth (GrandMaster flex3 )
	2016	1	12.54	12	0.59%	1.55%	7.53%
	2015	1	11.66	11	0.80%	1.55%	4.93%
	2014	1	11.11	11	1.30%	1.55%	11.14%
American Funds Growth (Pinnacle )
	2016	2	12.62	31	0.58%	1.35%	7.74%
	2015	3	11.71	32	1.04%	1.35%	5.15%
	2014	1	11.14	11	1.75%	1.35%	11.38%
American Funds Growth (Pinnacle IV )
	2016	8	12.58	101	0.59%	1.45%	7.64%
	2015	7	11.69	87	1.27%	1.45%	5.04%
	2014	3	11.13	33	3.81%	1.45%	11.26%
American Funds Growth (Pinnacle V )
	2016	148	12.54	1,858	0.75%	1.55%	7.53%
	2015	61	11.66	708	0.76%	1.55%	4.93%
	2014	44	11.11	491	2.65%	1.55%	11.14%
American Funds Growth-Income (AdvantEdge )
	2016	10	12.36	121	1.03%	1.60%	9.48%
	2015	17	11.29	193	2.42%	1.60%	(0.41)%
	2014	5	11.33	62	1.50%	1.60%	13.35%
American Funds Growth-Income (AnnuiChoice )
	2016	53	12.59	665	1.56%	1.00%	10.14%
	2015	41	11.43	470	6.14%	1.00%	0.20%
	2014	1	11.41	10	2.56%	1.00%	14.07%
American Funds Growth-Income (AnnuiChoice II )
	2016	20	12.53	247	1.57%	1.00%	9.98%
	2015	11	11.39	129	2.40%	1.00%	0.05%
	2014	2	11.39	24	2.08%	1.00%	13.89%
American Funds Growth-Income (GrandMaster )
	2016	100	12.45	1,242	1.27%	1.35%	9.76%
	2015	107	11.35	1,212	5.50%	1.35%	(0.15)%
	2014	6	11.37	71	3.56%	1.35%	13.65%
American Funds Growth-Income (GrandMaster flex3 )
	2016	49	12.38	602	2.91%	1.55%	9.53%
	2015	13	11.30	149	2.30%	1.55%	(0.36)%
	2014	3	11.34	29	6.49%	1.55%	13.41%
American Funds Growth-Income (Pinnacle )
	2016	12	12.45	149	6.71%	1.35%	9.76%
	2015	*-	11.35	3	0.53%	1.35%	(0.15)%
	2014	2	11.37	22	1.97%	1.35%	13.65%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Growth-Income (Pinnacle IV )
	2016	263	$12.42	$3,271	1.29%	1.45%	9.64%
	2015	280	11.32	3,167	5.82%	1.45%	(0.26)%
	2014	5	11.35	54	3.63%	1.45%	13.53%
American Funds Growth-Income (Pinnacle V )
	2016	769	12.38	9,521	1.34%	1.55%	9.53%
	2015	713	11.30	8,058	4.27%	1.55%	(0.36)%
	2014	76	11.34	860	2.11%	1.55%	13.41%
American Funds New World (AdvantEdge )
	2016	2	9.16	21	0.46%	1.60%	3.36%
	2015	4	8.86	35	0.68%	1.60%	(4.92)%
	2014	2	9.32	16	1.39%	1.60%	(6.79)%
American Funds New World (AnnuiChoice )
	2016	1	9.33	5	0.63%	1.00%	3.99%
	2015	1	8.97	5	0.55%	1.00%	(4.34)%
	2014	1	9.38	5	1.44%	1.00%	(6.19)%
American Funds New World (AnnuiChoice II )
	2016	6	9.29	59	0.92%	1.00%	3.84%
	2015	1	8.95	13	0.60%	1.00%	(4.48)%
	2014	1	9.37	5	1.44%	1.00%	(6.34)%
American Funds New World (GrandMaster )
	2016	*-	9.23	4	0.33%	1.35%	3.63%
	2015	4	8.91	31	0.36%	1.35%	(4.68)%
American Funds New World (GrandMaster flex3 )
	2016	3	9.17	29	0.63%	1.55%	3.42%
	2015	3	8.87	29	0.54%	1.55%	(4.87)%
	2014	1	9.33	12	1.51%	1.55%	(6.74)%
American Funds New World (Pinnacle IV )
	2016	4	9.20	38	0.63%	1.55%	3.52%
	2015	5	8.89	42	0.58%	1.55%	(4.77)%
American Funds New World (Pinnacle V )
	2016	23	9.17	209	0.85%	1.55%	3.42%
	2015	8	8.87	71	0.60%	1.55%	(4.87)%
	2014	4	9.33	37	2.07%	1.55%	(6.74)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )
	2016	19	27.17	512	1.09%	1.35%	19.39%
	2015	20	22.75	448	1.02%	1.35%	(5.88)%
	2014	23	24.18	548	0.95%	1.35%	3.33%
	2013	25	23.40	581	2.02%	1.35%	36.77%
	2012	33	17.11	569	0.95%	1.35%	14.68%
Deutsche Small Cap Index VIP (Pinnacle IV )
	2016	1	26.09	28	1.07%	1.45%	19.27%
	2015	1	21.87	23	0.97%	1.45%	(5.98)%
	2014	1	23.27	34	0.96%	1.45%	3.22%
	2013	1	22.54	34	2.48%	1.45%	36.63%
	2012	3	16.50	52	1.11%	1.45%	14.56%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )
	2016	1	$18.36	$23	—%	1.60%	18.78%
	2013	3	16.06	56	2.44%	1.60%	36.10%
	2012	4	11.80	51	1.98%	1.60%	14.02%
Deutsche Small Cap Index (AnnuiChoice II )
	2016	8	18.23	148	0.85%	1.15%	19.32%
	2015	8	15.28	116	0.80%	1.15%	(5.95)%
	2014	13	16.25	204	0.71%	1.15%	3.27%
	2013	13	15.73	203	1.42%	1.15%	36.72%
	2012	12	11.51	137	0.65%	1.15%	14.54%
Deutsche Small Cap Index (AnnuiChoice )
	2016	3	26.25	82	0.98%	1.00%	19.50%
	2015	5	21.97	99	1.00%	1.00%	(5.81)%
	2014	13	23.32	292	0.74%	1.00%	3.43%
	2013	14	22.55	314	1.51%	1.00%	36.93%
	2012	14	16.47	234	0.65%	1.00%	14.71%
Deutsche Small Cap Index (GrandMaster flex3 )
	2016	3	24.01	72	0.72%	1.55%	18.84%
	2015	3	20.21	51	0.74%	1.55%	(6.33)%
	2014	2	21.57	51	0.71%	1.55%	2.86%
	2013	7	20.97	142	0.68%	1.55%	36.17%
	2012	4	15.40	64	0.53%	1.55%	14.07%
Deutsche Small Cap Index (Grandmaster )
	2016	6	22.49	124	0.83%	1.35%	19.08%
	2015	6	18.89	118	0.82%	1.35%	(6.14)%
	2014	7	20.12	145	0.76%	1.35%	3.07%
	2013	12	19.53	231	1.36%	1.35%	36.44%
	2012	8	14.31	121	0.62%	1.35%	14.31%
Deutsche Small Cap Index (IQ3 )
	2016	4	24.36	89	0.83%	1.45%	18.96%
	2015	5	20.48	102	0.78%	1.45%	(6.23)%
	2014	6	21.84	141	0.80%	1.45%	2.96%
	2013	7	21.21	159	1.89%	1.45%	36.30%
	2012	15	15.56	229	0.71%	1.45%	14.19%
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )
	2016	1	19.07	10	0.82%	1.15%	19.32%
	2015	1	15.98	9	0.51%	1.15%	(5.95)%
	2014	2	16.99	26	0.66%	1.15%	3.27%
	2013	1	16.45	22	—%	1.15%	36.72%
Deutsche Small Cap Index (Pinnacle Plus )
	2016	2	24.96	38	0.94%	1.67%	18.69%
	2015	3	21.03	53	0.81%	1.67%	(6.44)%
	2014	2	22.48	48	0.74%	1.67%	2.73%
	2013	2	21.88	52	1.84%	1.67%	36.00%
	2012	4	16.09	62	0.64%	1.67%	13.94%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Deutsche Small Cap Index VIP (Pinnacle IV )
	2016	11	$24.36	$264	0.84%	1.45%	18.96%
	2015	13	20.48	257	0.77%	1.45%	(6.23)%
	2014	14	21.84	308	0.74%	1.45%	2.96%
	2013	17	21.21	369	1.49%	1.45%	36.30%
	2012	20	15.56	308	0.68%	1.45%	14.19%
Deutsche Small Cap Index VIP (Pinnacle V )
	2016	49	15.43	763	0.58%	1.55%	18.84%
	2015	25	12.98	328	0.82%	1.55%	(6.33)%
	2014	29	13.86	401	0.70%	1.55%	2.86%
	2013	32	13.48	434	1.35%	1.55%	36.17%
	2012	29	9.90	288	0.60%	1.55%	14.07%
Advisor Class:
Pimco VIT All Asset (AdvantEdge )
	2016	8	12.06	93	2.69%	1.60%	11.10%
	2015	6	10.86	66	2.47%	1.60%	(10.64)%
	2014	12	12.15	150	4.79%	1.60%	(1.15)%
	2013	14	12.29	174	4.71%	1.60%	(1.49)%
	2012	14	12.48	168	5.82%	1.60%	12.96%
Pimco VIT All Asset (IQ Annuity )
	2016	27	12.12	323	2.64%	1.45%	11.27%
	2015	25	10.89	268	3.11%	1.45%	(10.50)%
	2014	28	12.17	338	5.13%	1.45%	(1.00)%
	2013	26	12.29	321	4.56%	1.45%	(1.34)%
	2012	26	12.46	328	5.33%	1.45%	13.14%
Pimco VIT All Asset (Pinnacle )
	2016	14	12.22	165	2.61%	1.35%	11.38%
	2015	11	10.97	123	2.32%	1.35%	(10.41)%
	2014	22	12.25	269	4.92%	1.35%	(0.90)%
	2013	28	12.36	344	4.27%	1.35%	(1.24)%
	2012	39	12.52	491	5.34%	1.35%	13.25%
Pimco VIT All Asset (AnnuiChoice II )
	2016	10	12.55	131	2.48%	1.15%	11.61%
	2015	12	11.24	137	3.04%	1.15%	(10.23)%
	2014	15	12.52	183	4.77%	1.15%	(0.70)%
	2013	22	12.61	282	4.48%	1.15%	(1.04)%
	2012	22	12.74	280	4.95%	1.15%	13.48%
Pimco VIT All Asset (AnnuiChoice )
	2016	2	12.60	23	2.19%	1.00%	11.78%
	2015	4	11.28	42	2.30%	1.00%	(10.10)%
	2014	14	12.54	177	4.69%	1.00%	(0.55)%
	2013	28	12.61	354	5.04%	1.00%	(0.89)%
	2012	22	12.72	277	4.88%	1%	13.65%
Pimco VIT All Asset (GrandMaster flex3 )
	2016	17	12.01	204	2.72%	1.55%	11.16%
	2015	9	10.80	102	2.68%	1.55%	(10.59)%
	2014	19	12.08	227	4.20%	1.55%	(1.10)%
	2013	32	12.22	434	4.26%	1.55%	(1.44)%
	2012	30	12.40	376	4.67%	1.55%	13.02%
(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Grandmaster )
	2016	10	$12.22	$122	2.40%	1.35%	11.38%
	2015	10	10.97	105	1.67%	1.35%	(10.41)%
	2014	33	12.25	401	5.02%	1.35%	(0.90)%
	2013	35	12.36	387	3.83%	1.35%	(1.24)%
	2012	55	12.52	693	5.35%	1.35%	13.25%
Pimco VIT All Asset (Pinnacle IV )
	2016	12	12.21	152	2.57%	1.45%	11.27%
	2015	12	10.98	132	2.45%	1.45%	(10.50)%
	2014	30	12.26	363	4.47%	1.45%	(1.00)%
	2013	42	12.39	520	4.57%	1.45%	(1.34)%
	2012	37	12.56	465	4.54%	1.45%	13.14%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )
	2016	1	11.18	13	2.54%	1.15%	11.61%
	2015	1	10.02	11	1.70%	1.15%	(10.23)%
Pimco VIT All Asset (Pinnacle Plus )
	2016	1	11.88	10	1.43%	1.15%	11.02%
	2014	2	11.99	21	4.94%	1.15%	(1.22)%
	2013	2	12.14	22	4.48%	1.15%	(1.56)%
	2012	2	12.33	23	4.75%	1.15%	12.88%
Pimco VIT All Asset (Pinnacle V )
	2016	50	12.10	610	2.64%	1.55%	11.16%
	2015	15	10.89	162	2.19%	1.55%	(10.59)%
	2014	34	12.18	419	5.10%	1.55%	(1.10)%
	2013	34	12.31	413	4.57%	1.55%	(1.44)%
	2012	29	12.49	366	5.21%	1.55%	13.02%
Pimco VIT Foreign Bond (AnnuiChoice )
	2016	*-	10.30	3	0.79%	1.15%	2.96%
Pimco VIT Foreign Bond (Pinnacle V )
	2016	1	10.26	10	0.84%	1.15%	2.57%
Pimco VIT Commodity Real Return (Pinnacle )
	2016	5	4.33	20	1.01%	1.35%	13.32%
	2015	3	3.82	11	5.57%	1.35%	(26.67)%
	2014	4	5.21	23	0.24%	1.35%	(19.72)%
	2013	9	6.49	61	2.07%	1.35%	(15.87)%
	2012	14	7.71	109	2.57%	1.35%	3.70%
Pimco VIT Commodity Real Return (Pinnacle IV )
	2016	11	4.32	48	0.99%	1.45%	13.21%
	2015	14	3.82	55	6.10%	1.45%	(26.74)%
	2014	37	5.21	190	0.25%	1.45%	(19.80)%
	2013	51	6.50	333	1.75%	1.45%	(15.95)%
	2012	69	7.73	535	2.15%	1.45%	3.59%
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E )
	2016	*-	4.38	2	0.51%	1.10%	13.61%
	2015	*-	3.86	2	4.53%	1.10%	(26.48)%
	2014	1	5.25	3	0.26%	1.10%	(19.52)%
	2013	1	6.52	4	1.66%	1.1%	(15.65)%
	2012	1	7.73	5	4.98%	1.1%	(1.06)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return (Pinnacle V )
	2016	353	$4.28	$1,511	1.06%	1.55%	13.09%
	2015	254	3.79	963	3.80%	1.55%	(26.82)%
	2014	167	5.18	864	0.27%	1.55%	(19.88)%
	2013	145	6.46	938	1.64%	1.55%	(16.04)%
	2012	134	7.70	1,027	2.32%	1.55%	3.49%
Pimco VIT Commodity Real Return Strategy (AdvantEdge )
	2016	72	4.27	308	0.99%	1.60%	13.04%
	2015	75	3.78	282	4.38%	1.60%	(26.85)%
	2014	64	5.16	328	0.26%	1.60%	(19.92)%
	2013	61	6.45	395	1.72%	1.60%	(16.08)%
	2012	60	7.68	459	2.43%	1.60%	3.43%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )
	2016	65	4.44	288	1.02%	1.15%	13.55%
	2015	51	3.91	198	4.32%	1.15%	(26.52)%
	2014	44	5.32	232	0.26%	1.15%	(19.56)%
	2013	43	6.62	282	1.48%	1.15%	(15.70)%
	2012	39	7.85	307	2.68%	1.15%	3.91%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )
	2016	2	4.47	10	0.98%	1.00%	13.72%
	2015	7	3.93	27	4.48%	1.00%	(26.41)%
	2014	7	5.34	37	0.26%	1.00%	(19.43)%
	2013	8	6.62	50	1.91%	1.00%	(15.57)%
	2012	13	7.84	103	2.53%	1.00%	4.07%
Pimco VIT Commodity Real Return Strategy (Grandmaster )
	2016	7	4.33	31	0.91%	1.35%	13.32%
	2015	7	3.82	26	4.26%	1.35%	(26.67)%
	2014	6	5.21	29	0.26%	1.35%	(19.72)%
	2013	7	6.49	47	1.31%	1.35%	(15.87)%
	2012	10	7.71	78	2.63%	1.35%	3.70%
Pimco VIT Commodity Real Return Strategy (IQ Annuity )
	2016	30	4.29	128	1.01%	1.45%	13.21%
	2015	13	3.79	51	4.47%	1.45%	(26.74)%
	2014	58	5.18	302	0.26%	1.45%	(19.80)%
	2013	68	6.45	442	2.43%	1.45%	(15.95)%
	2012	30	7.68	231	1.98%	1.45%	3.59%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )
	2016	15	4.25	65	0.99%	1.55%	13.09%
	2015	9	3.76	36	4.67%	1.55%	(26.82)%
	2014	10	5.14	52	0.21%	1.55%	(19.88)%
	2013	30	6.42	192	1.79%	1.55%	(16.04)%
	2012	37	7.64	284	2.57%	1.55%	3.49%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )
	2016	1	5.79	5	1.18%	1.15%	13.55%
	2015	1	5.10	5	3.41%	1.15%	(26.52)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )
	2016	3	$4.21	$11	0.95%	1.67%	12.96%
	2015	3	3.73	12	4.46%	1.67%	(26.90)%
	2014	5	5.10	25	0.27%	1.67%	(19.98)%
	2013	4	6.37	27	1.95%	1.67%	(16.14)%
	2012	14	7.60	106	2.75%	1.67%	3.36%
Pimco VIT Long Term Government (IQ Annuity )
	2016	1	9.96	11	1.86%	1.45%	(0.78)%
	2015	*-	10.04	1	1.37%	1.45%	(2.80)%
Pimco VIT Long Term Government (Pinnacle )
	2016	3	9.96	25	1.90%	1.35%	(0.78)%
	2015	3	10.04	27	1.83%	1.35%	(2.80)%
	2013	9	8.45	74	9.97%	1.35%	(15.48)%
Pimco VIT Long Term Government (Pinnacle V )
	2016	7	9.93	67	1.85%	1.55%	(0.88)%
	2015	1	10.01	7	1.92%	1.55%	(2.90)%
Pimco VIT Long Term Government (Pinnacle IV )
	2016	28	9.89	278	1.80%	1.45%	(0.98)%
	2015	20	9.99	197	2.00%	1.45%	(3.00)%
	2014	1	10.30	13	2.22%	1.45%	2.95%
Pimco VIT Long Term Government (Annuichoice )
	2016	2	10.09	18	1.87%	1.00%	(0.43)%
	2015	3	10.14	27	1.95%	1.00%	(2.46)%
	2014	4	10.39	42	2.09%	1.00%	3.91%
Pimco VIT Long Term Government (AnnuiChoice II )
	2016	4	10.04	45	1.87%	1.15%	(0.58)%
	2015	3	10.10	30	2.13%	1.15%	(2.60)%
	2014	*-	10.37	2	2.18%	1.15%	22.47%
	2013	*-	8.46	2	9.64%	1.15%	(15.36)%
Pimco VIT Low Duration (AnnuiChoice II )
	2016	100	11.46	1,141	1.38%	1.15%	0.14%
	2015	137	11.44	1,569	3.38%	1.15%	(0.93)%
	2014	168	11.55	1,939	1.04%	1.15%	(0.41)%
	2013	112	11.60	1,304	1.38%	1.15%	(1.38)%
	2012	204	11.76	2,401	1.21%	1.15%	4.52%
Pimco VIT Low Duration (AnnuiChoice )
	2016	5	11.64	62	1.39%	1.00%	0.29%
	2015	10	11.61	116	2.99%	1.00%	(0.78)%
	2014	14	11.70	169	1.01%	1.00%	(0.26)%
	2013	21	11.73	247	1.21%	1.00%	(1.23)%
	2012	49	11.88	576	1.83%	1.00%	4.68%
Pimco VIT Low Duration (GrandMaster flex3 )
	2016	37	11.10	413	1.32%	1.55%	(0.26)%
	2015	450	11.13	5,010	2.97%	1.55%	(1.33)%
	2014	953	11.28	10,741	1.11%	1.55%	(0.81)%
	2013	28	11.37	322	6.63%	1.55%	(1.78)%
	2012	24	11.57	273	8.13%	1.55%	4.1%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Grandmaster )
	2016	28	$11.29	$320	1.34%	1.35%	(0.06)%
	2015	55	11.30	619	3.41%	1.35%	(1.13)%
	2014	90	11.43	1,033	1.05%	1.35%	(0.61)%
	2013	40	11.50	460	1.50%	1.35%	(1.58)%
	2012	24	11.68	277	2.65%	1.35%	4.31%
Pimco VIT Low Duration (IQ Annuity )
	2016	19	11.19	211	1.30%	1.45%	(0.16)%
	2015	74	11.21	831	3.31%	1.45%	(1.23)%
	2014	98	11.35	1,108	1.09%	1.45%	(0.71)%
	2013	24	11.43	275	1.81%	1.45%	(1.68)%
	2012	42	11.63	492	2.13%	1.45%	4.21%
Pimco VIT Low Duration (Pinnacle )
	2016	11	11.29	122	1.28%	1.35%	(0.06)%
	2015	195	11.30	2,199	3.59%	1.35%	(1.13)%
	2014	411	11.43	4,697	1.11%	1.35%	(0.61)%
	2013	21	11.50	245	3.66%	1.35%	(1.58)%
	2012	27	11.68	314	4.54%	1.35%	4.31%
Pimco VIT Low Duration (Pinnacle IV )
	2016	15	11.16	168	1.36%	1.45%	(0.16)%
	2015	18	11.17	200	3.61%	1.45%	(1.23)%
	2014	33	11.31	379	1.04%	1.45%	(0.71)%
	2013	14	11.39	156	1.80%	1.45%	(1.68)%
	2012	12	11.59	144	1.92%	1.45%	4.21%
Pimco VIT Low Duration (AdvantEdge )
	2016	7	11.02	73	1.39%	1.60%	(0.32)%
	2015	7	11.05	73	3.02%	1.60%	(1.38)%
	2014	8	11.21	87	1.06%	1.60%	(0.86)%
	2013	4	11.30	47	1.23%	1.60%	(1.83)%
	2012	8	11.52	92	1.82%	1.60%	4.05%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )
	2016	4	10.09	37	1.35%	1.15%	0.14%
	2015	4	10.08	37	4.50%	1.15%	(0.93)%
	2014	1	10.17	12	1.31%	1.15%	(0.41)%
	2013	*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus )
	2016	3	10.98	28	1.42%	1.67%	(0.39)%
	2015	4	11.02	40	3.14%	1.67%	(1.45)%
	2014	4	11.18	46	1.02%	1.67%	(0.93)%
	2013	6	11.29	65	1.50%	1.67%	(1.90)%
	2012	10	11.51	113	1.65%	1.67%	3.97%
Pimco VIT Low Duration (Pinnacle V )
	2016	257	11.06	2,837	1.40%	1.55%	(0.26)%
	2015	88	11.09	975	4.15%	1.55%	(1.33)%
	2014	43	11.23	486	1.03%	1.55%	(0.81)%
	2013	48	11.33	544	1.32%	1.55%	(1.78)%
	2012	35	11.53	404	1.49%	1.55%	4.10%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle IV )
	2016	9	$11.70	$108	2.19%	1.45%	3.57%
	2015	12	11.30	131	3.84%	1.45%	(4.21)%
	2014	13	11.79	150	1.40%	1.45%	1.50%
	2013	22	11.62	253	1.29%	1.45%	(10.62)%
	2012	45	13.00	587	0.96%	1.45%	7.06%
Pimco VIT Real Return (AdvantEdge )
	2016	2	11.55	26	2.12%	1.60%	3.41%
	2015	4	11.17	49	3.11%	1.60%	(4.36)%
	2014	6	11.68	73	1.29%	1.60%	1.34%
	2013	7	11.53	84	1.24%	1.60%	(10.76)%
	2012	16	12.92	202	1.10%	1.60%	6.90%
Pimco VIT Real Return (AnnuiChoice II )
	2016	21	12.02	252	2.19%	1.15%	3.88%
	2015	22	11.57	258	3.35%	1.15%	(3.92)%
	2014	30	12.04	359	1.27%	1.15%	1.81%
	2013	42	11.83	502	1.73%	1.15%	(10.35)%
	2012	53	13.19	703	1.07%	1.15%	7.39%
Pimco VIT Real Return (AnnuiChoice )
	2016	10	12.19	118	2.16%	1.00%	4.04%
	2015	11	11.71	124	3.69%	1.00%	(3.77)%
	2014	13	12.17	157	1.39%	1.00%	1.96%
	2013	16	11.94	197	0.97%	1.00%	(10.21)%
	2012	49	13.30	657	0.99%	1.00%	7.55%
Pimco VIT Real Return (GrandMaster flex3 )
	2016	3	11.61	36	2.20%	1.55%	3.46%
	2015	4	11.22	49	3.13%	1.55%	(4.31)%
	2014	5	11.73	64	1.53%	1.55%	1.39%
	2013	16	11.57	182	1.61%	1.55%	(10.71)%
	2012	23	12.96	294	0.99%	1.55%	6.95%
Pimco VIT Real Return (Grandmaster )
	2016	6	11.82	76	2.17%	1.35%	3.67%
	2015	6	11.40	74	3.46%	1.35%	(4.11)%
	2014	8	11.89	98	1.31%	1.35%	1.60%
	2013	8	11.70	97	0.67%	1.35%	(10.53)%
	2012	43	13.08	568	1.12%	1.35%	7.17%
Pimco VIT Real Return (IQ Annuity )
	2016	10	11.72	120	2.20%	1.45%	3.57%
	2015	10	11.31	108	3.34%	1.45%	(4.21)%
	2014	14	11.81	169	1.42%	1.45%	1.50%
	2013	22	11.63	261	1.50%	1.45%	(10.62)%
	2012	36	13.02	473	0.94%	1.45%	7.06%
Pimco VIT Real Return (Pinnacle )
	2016	2	11.82	18	2.17%	1.35%	3.67%
	2015	2	11.40	18	1.28%	1.35%	(4.11)%
	2014	15	11.89	173	1.32%	1.35%	1.60%
	2013	19	11.70	223	2.13%	1.35%	(10.53)%
	2012	17	13.08	216	1.04%	1.35%	7.17%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )
	2016	3	$10.35	$29	2.18%	1.15%	3.88%
	2015	3	9.97	28	6.28%	1.15%	(3.92)%
	2014	1	10.37	13	1.40%	1.15%	1.81%
	2013	1	10.19	7	3.74%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus )
	2016	4	11.49	47	3.02%	1.67%	3.34%
	2015	*-	11.12	6	1.14%	1.67%	(4.42)%
	2014	3	11.63	39	1.21%	1.67%	1.27%
	2013	7	11.49	79	1.37%	1.67%	(10.82)%
	2012	13	12.88	164	1.06%	1.67%	6.82%
Pimco VIT Real Return (Pinnacle V )
	2016	33	11.60	387	2.20%	1.55%	3.46%
	2015	33	11.21	371	3.92%	1.55%	(4.31)%
	2014	43	11.71	507	1.26%	1.55%	1.39%
	2013	46	11.55	534	2.04%	1.55%	(10.71)%
	2012	42	12.94	550	0.97%	1.55%	6.95%
Pimco VIT Total Return (Pinnacle V )
	2016	1,996	13.10	26,151	1.98%	1.55%	0.99%
	2015	1,814	12.97	23,539	4.80%	1.55%	(1.19)%
	2014	1,823	13.13	23,938	2.19%	1.55%	2.56%
	2013	1,409	12.80	18,043	2.56%	1.55%	(3.58)%
	2012	1,129	13.28	14,991	2.42%	1.55%	7.79%
Pimco VIT Total Return (AdvantEdge )
	2016	375	13.06	4,892	1.99%	1.60%	0.93%
	2015	469	12.94	6,065	4.78%	1.60%	(1.24)%
	2014	517	13.10	6,765	2.11%	1.60%	2.51%
	2013	511	12.78	6,523	2.48%	1.60%	(3.62)%
	2012	538	13.26	7,128	2.50%	1.60%	7.73%
Pimco VIT Total Return (AnnuiChoice II )
	2016	323	13.58	4,386	1.98%	1.15%	1.40%
	2015	301	13.39	4,028	5.05%	1.15%	(0.79)%
	2014	253	13.50	3,421	2.12%	1.15%	2.98%
	2013	260	13.11	3,403	2.60%	1.15%	(3.18)%
	2012	204	13.54	2,761	2.60%	1.15%	8.23%
Pimco VIT Total Return (AnnuiChoice )
	2016	39	13.56	530	1.99%	1.00%	1.55%
	2015	43	13.36	580	4.09%	1.00%	(0.63)%
	2014	72	13.44	963	2.03%	1.00%	3.13%
	2013	86	13.03	1,119	2.29%	1.00%	(3.04)%
	2012	140	13.44	1,878	2.71%	1.00%	8.39%
Pimco VIT Total Return (GrandMaster flex3 )
	2016	31	12.92	395	1.99%	1.55%	0.99%
	2015	33	12.80	425	4.14%	1.55%	(1.19)%
	2014	46	12.95	597	1.92%	1.55%	2.56%
	2013	74	12.63	935	1.99%	1.55%	(3.58)%
	2012	145	13.10	1,904	3.80%	1.55%	7.79%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (Grandmaster )
	2016	37	$13.15	$481	1.98%	1.35%	1.19%
	2015	39	13.00	512	3.42%	1.35%	(0.99)%
	2014	143	13.13	1,882	2.12%	1.35%	2.77%
	2013	144	12.78	1,845	2.50%	1.35%	(3.38)%
	2012	194	13.22	2,569	2.50%	1.35%	8.01%
Pimco VIT Total Return (IQ Annuity )
	2016	63	13.04	823	1.98%	1.45%	1.09%
	2015	72	12.90	935	4.61%	1.45%	(1.09)%
	2014	68	13.04	893	2.10%	1.45%	2.66%
	2013	69	12.70	873	2.19%	1.45%	(3.48)%
	2012	103	13.16	1,360	3.12%	1.45%	7.90%
Pimco VIT Total Return (Pinnacle )
	2016	65	13.15	855	1.99%	1.35%	1.19%
	2015	76	13.00	991	4.62%	1.35%	(0.99)%
	2014	83	13.13	1,092	2.08%	1.35%	2.77%
	2013	86	12.78	1,104	2.35%	1.35%	(3.38)%
	2012	140	13.22	1,853	2.49%	1.35%	8.01%
Pimco VIT Total Return (Pinnacle IV )
	2016	42	13.22	552	1.99%	1.45%	1.09%
	2015	49	13.08	637	3.21%	1.45%	(1.09)%
	2014	239	13.22	3,162	2.06%	1.45%	2.67%
	2013	283	12.88	3,651	2.42%	1.45%	(3.48)%
	2012	401	13.34	5,348	2.61%	1.45%	7.90%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )
	2016	6	10.88	70	1.99%	1.15%	1.40%
	2015	8	10.73	83	5.40%	1.15%	(0.79)%
	2014	4	10.82	40	2.17%	1.15%	2.98%
	2013	2	10.50	16	1.83%	1.15%	(3.18)%
Pimco VIT Total Return (Pinnacle Plus )
	2016	24	12.79	309	2.00%	1.67%	0.86%
	2015	35	12.68	449	4.30%	1.67%	(1.31)%
	2014	67	12.85	857	2.14%	1.67%	2.44%
	2013	66	12.54	825	2.18%	1.67%	(3.69)%
	2012	115	13.02	1,495	2.56%	1.67%	7.66%
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle )
	2016	*-	6.18	1	5.21%	1.35%	(15.92)%
	2015	2	7.35	15	1.58%	1.35%	(2.88)%
	2014	15	7.57	114	—%	1.35%	10.57%
	2013	12	6.85	83	—%	1.35%	1.21%
	2012	1	6.77	9	—%	1.35%	(12.41)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV )
	2016	*-	6.13	3	4.68%	1.45%	(16.00)%
	2015	1	7.30	9	2.22%	1.45%	(2.97)%
	2014	1	7.52	9	—%	1.45%	10.46%
	2013	2	6.81	14	—%	1.45%	1.10%
	2012	2	6.74	15	—%	1.45%	(12.50)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Pinnacle V )
	2016	55	$6.08	$333	3.74%	1.55%	(16.09)%
	2015	52	7.25	377	2.61%	1.55%	(3.07)%
	2014	72	7.48	536	—%	1.55%	10.35%
	2013	35	6.78	238	—%	1.55%	1.00%
	2012	34	6.71	225	—%	1.55%	(12.59)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )
	2016	31	6.06	186	3.77%	1.60%	(16.13)%
	2015	30	7.22	214	2.47%	1.60%	(3.12)%
	2014	25	7.46	185	—%	1.60%	10.29%
	2013	24	6.76	165	—%	1.60%	0.95%
	2012	33	6.70	222	—%	1.60%	(12.63)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )
	2016	9	6.29	60	3.91%	1.15%	(15.74)%
	2015	10	7.46	74	2.27%	1.15%	(2.68)%
	2014	11	7.67	84	—%	1.15%	10.80%
	2013	9	6.92	64	—%	1.15%	1.41%
	2012	12	6.82	79	—%	1.15%	(12.23)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )
	2016	3	6.08	20	4.09%	1.55%	(16.09)%
	2015	7	7.25	51	3.01%	1.55%	(3.07)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )
	2016	1	6.13	7	3.77%	1.45%	(16.00)%
	2015	3	7.30	24	2.10%	1.45%	(2.97)%
	2014	3	7.52	20	—%	1.45%	10.46%
	2013	3	6.81	18	—%	1.45%	1.10%
	2012	2	6.74	16	—%	1.45%	(12.50)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )
	2016	1	6.02	8	3.75%	1.67%	(16.19)%
	2015	1	7.19	9	2.29%	1.67%	(3.19)%
	2014	1	7.42	9	—%	1.67%	10.21%
	2013	1	6.73	9	—%	1.67%	0.88%
	2012	1	6.68	9	—%	1.67%	(12.69)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )
	2016	6	8.63	54	0.10%	1.60%	(2.07)%
	2015	10	8.82	92	0.59%	1.60%	0.22%
	2014	19	8.80	166	—%	1.60%	2.99%
	2013	24	8.54	208	—%	1.60%	0.03%
	2012	23	8.54	196	1.01%	1.60%	0.58%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )
	2016	15	8.98	134	0.10%	1.15%	(1.63)%
	2015	16	9.13	146	0.63%	1.15%	0.68%
	2014	15	9.07	134	—%	1.15%	3.46%
	2013	20	8.76	177	—%	1.15%	0.49%
	2012	32	8.72	276	0.89%	1.15%	1.04%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )
	2016	1	$8.97	$12	0.09%	1.00%	(1.48)%
	2015	2	9.11	15	0.67%	1.00%	0.83%
	2014	5	9.03	47	—%	1.00%	3.61%
	2013	6	8.72	48	—%	1.00%	0.64%
	2012	6	8.66	50	0.62%	1.00%	1.20%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )
	2016	1	8.55	4	0.10%	1.55%	(2.02)%
	2015	1	8.73	6	0.65%	1.55%	0.27%
	2014	1	8.70	5	—%	1.55%	3.04%
	2013	1	8.45	5	—%	1.55%	0.08%
	2012	1	8.44	5	0.26%	1.55%	0.63%
Guggenheim VT Multi-Hedge Strategies (Grandmaster )
	2016	2	8.70	13	0.13%	1.35%	(1.83)%
	2015	6	8.87	53	0.65%	1.35%	0.47%
	2014	6	8.82	57	—%	1.35%	3.25%
	2013	6	8.55	55	—%	1.35%	0.28%
	2012	7	8.52	56	0.68%	1.35%	0.84%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )
	2016	3	8.63	25	0.09%	1.45%	(1.93)%
	2015	5	8.80	41	0.64%	1.45%	0.37%
	2014	4	8.76	38	—%	1.45%	3.14%
	2013	4	8.50	38	—%	1.45%	0.18%
	2012	5	8.48	43	0.58%	1.45%	0.74%
Guggenheim VT Multi-Hedge Strategies (Pinnacle )
	2016	*-	8.70	*-	—%	1.35%	(1.83)%
	2015	*-	8.87	*-	0.59%	1.35%	0.47%
	2014	*-	8.82	*-	—%	1.35%	(11.77)%
	2012	1	8.52	6	0.36%	1.35%	0.84%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )
	2016	5	8.74	46	0.10%	1.45%	(1.93)%
	2015	6	8.91	51	0.68%	1.45%	0.37%
	2014	7	8.88	61	—%	1.45%	3.14%
	2013	10	8.61	86	—%	1.45%	0.18%
	2012	11	8.59	97	0.60%	1.45%	0.74%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )
	2016	1	10.79	7	—%	1.15%	(1.63)%
	2015	*-	10.97	*-	0.61%	1.15%	0.68%
	2014	*-	10.90	1	—%	1.15%	3.46%
	2013	1	10.53	13	—%	1.15%	0.49%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )
	2016	2	8.46	18	0.11%	1.67%	(2.14)%
	2015	3	8.65	26	0.69%	1.67%	0.15%
	2014	3	8.63	29	—%	1.67%	2.91%
	2013	5	8.39	38	—%	1.67%	(0.04)%
	2012	6	8.39	53	0.61%	1.67%	0.51%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )
	2016	18	$8.66	$153	0.10%	1.55%	(2.02)%
	2015	22	8.84	191	0.64%	1.55%	0.27%
	2014	26	8.82	229	—%	1.55%	3.04%
	2013	35	8.56	296	—%	1.55%	0.08%
	2012	62	8.55	532	0.72%	1.55%	0.63%
Guggenheim VT Long Short Equity (AdvantEdge )
	2016	3	9.93	25	—%	1.60%	(0.95)%
	2015	2	10.02	21	—%	1.60%	(0.36)%
	2014	2	10.06	22	—%	1.60%	1.15%
	2013	2	9.94	18	0.01%	1.60%	15.58%
	2012	2	8.60	15	—%	1.60%	2.75%
Guggenheim VT Long Short Equity (AnnuiChoice II )
	2016	6	10.33	66	—%	1.15%	(0.50)%
	2015	7	10.38	75	—%	1.15%	0.10%
	2014	7	10.37	76	—%	1.15%	1.61%
	2013	7	10.20	74	—%	1.15%	16.11%
	2012	6	8.79	49	—%	1.15%	3.23%
Guggenheim VT Long Short Equity (AnnuiChoice )
	2016	7	10.17	70	—%	1.00%	(0.35)%
	2015	7	10.21	69	—%	1.00%	0.25%
	2014	1	10.18	8	—%	1.00%	1.77%
	2013	1	10.00	8	—%	1.00%	16.28%
	2012	1	8.60	8	—%	1.00%	3.38%
Guggenheim VT Long Short Equity (GrandMaster flex3 )
	2016	1	9.69	9	—%	1.55%	(0.90)%
	2015	1	9.78	9	—%	1.55%	(0.31)%
	2014	1	9.81	9	—%	1.55%	1.20%
	2013	1	9.69	9	—%	1.55%	15.64%
	2012	1	8.38	8	—%	1.55%	2.81%
Guggenheim VT Long Short Equity (Grandmaster )
	2016	*-	9.86	2	—%	1.35%	(0.70)%
	2015	*-	9.93	2	—%	1.35%	(0.11)%
	2014	*-	9.94	3	—%	1.35%	1.41%
	2013	*-	9.80	3	—%	1.35%	15.87%
Guggenheim VT Long Short Equity (IQ Annuity )
	2016	3	9.78	34	—%	1.45%	(0.80)%
	2015	5	9.85	46	—%	1.45%	(0.21)%
	2014	2	9.87	20	—%	1.45%	1.31%
	2013	3	9.75	25	—%	1.45%	15.76%
	2012	3	8.42	23	—%	1.45%	2.91%
Guggenheim VT Long Short Equity (Pinnacle )
	2016	*-	9.86	*-	—%	1.35%	(0.70)%
	2015	1	9.93	10	—%	1.35%	(0.11)%
	2014	4	9.94	38	—%	1.35%	1.41%
	2013	4	9.80	39	0.01%	1.35%	15.87%

(1) Results for periods of less than one year have been annualized.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle IV )
	2016	2	$10.05	$22	—%	1.45%	(0.80)%
	2015	3	10.13	33	—%	1.45%	(0.21)%
	2014	4	10.15	40	—%	1.45%	1.31%
	2013	7	10.02	73	—%	1.45%	15.76%
	2012	9	8.66	78	—%	1.45%	2.91%
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )
	2016	*-	11.71	4	—%	1.15%	(0.50)%
	2015	*-	11.77	5	—%	1.15%	0.10%
Guggenheim VT Long Short Equity (Pinnacle Plus )
	2016	1	9.59	8	—%	1.67%	(1.02)%
	2015	1	9.69	8	—%	1.67%	(0.43)%
	2014	1	9.73	13	—%	1.67%	1.08%
	2013	1	9.62	9	—%	1.67%	15.50%
	2012	1	8.33	8	—%	1.67%	2.68%
Guggenheim VT Long Short Equity (Pinnacle V )
	2016	7	9.96	65	—%	1.55%	(0.90)%
	2015	8	10.05	81	—%	1.55%	(0.31)%
	2014	28	10.08	285	—%	1.55%	1.20%
	2013	14	9.96	135	—%	1.55%	15.64%
	2012	19	8.62	162	—%	1.55%	2.81%
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ®)
	2016	4	26.94	108	2.33%	1.75%	0.62%
	2015	4	26.77	112	2.24%	1.75%	(1.27)%
	2014	5	27.12	137	2.59%	1.75%	4.14%
	2013	5	26.04	137	2.38%	1.75%	(3.71)%
	2012	8	27.04	208	2.82%	1.75%	1.98%
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)
	2016	20	25.64	519	2.32%	2.55%	(0.20)%
	2015	21	25.69	539	2.26%	2.55%	(2.08)%
	2014	20	26.24	536	2.60%	2.55%	3.29%
	2013	20	25.40	512	2.30%	2.55%	(4.49)%
	2012	18	26.60	477	3.10%	2.55%	1.14%
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)
	2016	2	25.42	42	2.33%	1.90%	0.46%
	2015	2	25.31	41	2.26%	1.90%	(1.42)%
	2014	2	25.67	42	2.60%	1.90%	3.98%
	2013	2	24.69	40	1.80%	1.90%	(3.86)%
	2012	1	25.68	16	1.92%	1.90%	1.79%
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)
	2016	35	24.32	848	2.33%	2.75%	(0.41)%
	2015	32	24.42	793	2.28%	2.75%	(2.28)%
	2014	27	24.99	681	2.63%	2.75%	3.08%
	2013	22	24.25	537	2.25%	2.75%	(4.69)%
	2012	13	25.44	339	1.46%	2.75%	0.90%

(1) Results for periods of less than one year have been annualized.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)
	2016	9	$26.14	$240	2.41%	2.55%	0.68%
	2015	9	25.96	239	2.47%	2.55%	(1.99)%
	2014	10	26.49	254	2.63%	2.55%	1.19%
	2013	10	26.18	260	2.80%	2.55%	(2.84)%
	2012	11	26.94	298	3.05%	2.55%	4.32%
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)
	2016	1	26.45	18	2.41%	1.90%	1.35%
	2015	1	26.10	18	2.47%	1.90%	(1.33)%
	2014	1	26.46	18	2.64%	1.90%	1.87%
	2013	1	25.97	18	0.87%	1.90%	(2.19)%
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)
	2016	36	25.31	914	2.43%	2.75%	0.47%
	2015	31	25.19	775	2.51%	2.75%	(2.19)%
	2014	22	25.76	573	2.64%	2.75%	0.98%
	2013	12	25.50	318	2.32%	2.75%	(3.04)%
	2012	2	26.30	51	2.02%	2.75%	4.10%
iShares TIPS Bond ETF (Varoom)
	2016	3	26.28	84	1.46%	1.75%	2.84%
	2015	3	25.56	83	0.30%	1.75%	(3.47)%
	2014	4	26.48	112	1.38%	1.75%	1.78%
	2013	4	26.01	111	0.92%	1.75%	(10.06)%
	2012	7	28.92	211	2.39%	1.75%	4.70%
iShares TIPS Bond ETF (Varoom GLWB 2)
	2016	1	25.02	37	1.42%	2.55%	2.01%
	2015	2	24.53	46	0.33%	2.55%	(4.26)%
	2014	2	25.62	62	1.65%	2.55%	0.95%
	2013	2	25.38	55	1.05%	2.55%	(10.79)%
	2012	3	28.45	76	2.47%	2.55%	3.85%
iShares TIPS Bond ETF (Varoom GLWB 3)
	2016	*-	23.46	4	1.47%	1.90%	2.69%
	2015	*-	22.84	4	0.36%	1.90%	(3.62)%
	2014	*-	23.70	3	1.48%	1.90%	1.62%
	2013	*-	23.32	4	0.98%	1.90%	(10.20)%
	2012	1	25.97	13	2.22%	1.90%	4.32%
iShares TIPS Bond ETF (Varoom GLWB 5)
	2016	4	22.44	93	1.48%	2.75%	1.80%
	2015	4	22.05	85	0.33%	2.75%	(4.46)%
	2014	3	23.08	79	1.59%	2.75%	0.74%
	2013	2	22.91	57	1.26%	2.75%	(10.98)%
	2012	1	25.73	33	1.27%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2016	1	31.22	17	5.44%	1.75%	11.42%
	2015	1	28.02	15	5.42%	1.75%	(6.69)%
	2014	1	30.03	16	5.91%	1.75%	0.09%
	2013	1	30.00	16	6.13%	1.75%	4.00%
	2012	1	28.85	15	7.02%	1.75%	9.56%

(1) Results for periods of less than one year have been annualized.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.
ETF Shares (continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2016	1	$29.72	$16	5.35%	2.55%	10.51%
	2015	1	26.90	24	5.29%	2.55%	(7.45)%
	2014	2	29.06	48	5.90%	2.55%	(0.72)%
	2013	2	29.27	46	5.77%	2.55%	3.15%
	2012	3	28.38	72	6.29%	2.55%	8.67%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2016	12	30.39	374	5.54%	1.90%	11.25%
	2015	2	27.31	63	5.31%	1.90%	(6.83)%
	2014	4	29.32	110	5.93%	1.90%	(0.06)%
	2013	2	29.33	45	5.39%	1.90%	3.84%
	2012	2	28.25	44	4.31%	1.90%	9.39%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2016	8	29.07	234	5.42%	2.75%	10.28%
	2015	8	26.36	224	5.48%	2.75%	(7.64)%
	2014	7	28.54	202	5.91%	2.75%	(0.93)%
	2013	5	28.81	134	6.11%	2.75%	2.94%
	2012	3	27.99	92	1.98%	2.75%	8.44%
iShares S&P 500 Growth ETF (Varoom)
	2016	3	45.89	138	1.53%	1.75%	4.94%
	2015	3	43.73	150	1.52%	1.75%	3.53%
	2014	3	42.23	141	1.45%	1.75%	12.66%
	2013	3	37.49	126	1.69%	1.75%	30.61%
	2012	1	28.70	29	2.23%	1.75%	11.98%
iShares S&P 500 Growth ETF (Varoom GLWB 1)
	2016	15	44.22	645	1.55%	2.35%	4.30%
	2015	16	42.40	660	1.50%	2.35%	2.90%
	2014	17	41.20	707	1.43%	2.35%	11.97%
	2013	19	36.80	689	1.63%	2.35%	29.81%
	2012	21	28.35	585	2.10%	2.35%	11.29%
iShares S&P 500 Growth ETF (Varoom GLWB 2)
	2016	1	43.68	34	1.55%	2.55%	4.09%
	2015	1	41.97	35	1.67%	2.55%	2.69%
	2014	*-	40.87	8	1.38%	2.55%	11.75%
	2013	*-	36.57	12	1.82%	2.55%	29.55%
	2012	1	28.23	17	1.90%	2.55%	11.06%
iShares S&P 500 Growth ETF (Varoom GLWB 3)
	2016	5	44.56	236	1.61%	1.90%	4.78%
	2015	2	42.53	98	1.38%	1.90%	3.38%
	2014	4	41.14	158	1.47%	1.90%	12.49%
	2013	3	36.57	106	1.33%	1.90%	30.41%
	2012	1	28.04	30	2.95%	1.90%	11.80%
iShares S&P 500 Growth ETF (Varoom GLWB 4)
	2016	140	43.08	6,045	1.59%	2.55%	4.09%
	2015	121	41.39	5,004	1.57%	2.55%	2.69%
	2014	94	40.30	3,782	1.54%	2.55%	11.75%
	2013	60	36.07	2,179	1.67%	2.55%	29.55%
	2012	22	27.84	599	2.06%	2.55%	11.06%

(1) Results for periods of less than one year have been annualized.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.
ETF Shares (continued):
iShares S&P 500 Growth ETF (Varoom GLWB 5)
	2016	3	$42.64	$135	1.57%	2.75%	3.88%
	2015	3	41.04	120	1.60%	2.75%	2.48%
	2014	2	40.05	85	1.55%	2.75%	11.52%
	2013	2	35.91	56	1.45%	2.75%	29.28%
	2012	*-	27.78	3	1.70%	2.75%	10.83%
iShares Core S&P 500 Index ETF (Varoom)
	2016	11	45.83	492	2.25%	1.75%	10.19%
	2015	9	41.59	389	2.14%	1.75%	(0.48)%
	2014	9	41.80	380	1.93%	1.75%	11.60%
	2013	9	37.45	347	2.13%	1.75%	30.55%
	2012	7	28.69	202	2.35%	1.75%	13.51%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2016	177	44.17	7,822	2.20%	2.35%	9.52%
	2015	203	40.33	8,170	2.12%	2.35%	(1.09)%
	2014	216	40.78	8,812	1.91%	2.35%	10.92%
	2013	227	36.76	8,342	1.98%	2.35%	29.75%
	2012	250	28.33	7,072	2.35%	2.35%	12.82%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2016	17	43.63	720	2.20%	2.55%	9.29%
	2015	18	39.92	723	2.12%	2.55%	(1.29)%
	2014	20	40.44	793	1.91%	2.55%	10.70%
	2013	21	36.54	772	2.10%	2.55%	29.49%
	2012	18	28.22	519	2.29%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2016	26	45.43	1,164	2.24%	1.90%	10.02%
	2015	23	41.29	949	2.14%	1.90%	(0.63)%
	2014	21	41.55	866	2.03%	1.90%	11.43%
	2013	16	37.29	591	2.37%	1.90%	30.35%
	2012	5	28.61	133	2.13%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2016	1,305	43.92	57,323	2.25%	2.55%	9.29%
	2015	1,134	40.19	45,587	2.20%	2.55%	(1.29)%
	2014	875	40.71	35,603	2.04%	2.55%	10.70%
	2013	564	36.78	20,742	2.10%	2.55%	29.49%
	2012	237	28.40	6,729	2.28%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2016	67	43.46	2,929	2.23%	2.75%	9.07%
	2015	64	39.85	2,531	2.21%	2.75%	(1.49)%
	2014	49	40.45	1,981	2.07%	2.75%	10.47%
	2013	29	36.62	1,050	2.16%	2.75%	29.22%
	2012	13	28.34	376	2.41%	2.75%	12.35%
iShares S&P 500 Value ETF (Varoom)
	2016	2	44.31	99	2.49%	1.75%	15.25%
	2015	2	38.44	71	2.36%	1.75%	(4.98)%
	2014	2	40.46	74	2.23%	1.75%	10.21%
	2013	2	36.71	69	2.26%	1.75%	29.30%
	2012	2	28.39	56	3.39%	1.75%	16.07%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Value ETF (Varoom GLWB 1)
	2016	9	$42.70	$378	2.41%	2.35%	14.55%
	2015	11	37.28	414	2.34%	2.35%	(5.56)%
	2014	11	39.47	448	2.22%	2.35%	9.54%
	2013	12	36.03	446	2.22%	2.35%	28.51%
	2012	14	28.04	388	2.67%	2.35%	15.36%
iShares S&P 500 Value ETF (Varoom GLWB 2)
	2016	1	42.18	40	2.44%	2.55%	14.32%
	2015	1	36.90	37	2.37%	2.55%	(5.75)%
	2014	1	39.15	39	2.32%	2.55%	9.32%
	2013	1	35.81	30	1.79%	2.55%	28.24%
	2012	1	27.92	41	2.39%	2.55%	15.13%
iShares S&P 500 Value ETF (Varoom GLWB 3)
	2016	8	45.57	343	2.59%	1.90%	15.08%
	2015	3	39.59	130	2.17%	1.90%	(5.12)%
	2014	5	41.73	201	2.66%	1.90%	10.05%
	2013	1	37.92	34	2.49%	1.90%	29.10%
	2012	1	29.37	43	2.86%	1.90%	15.32%
iShares S&P 500 Value ETF (Varoom GLWB 4)
	2016	52	44.05	2,280	2.47%	2.55%	14.32%
	2015	49	38.54	1,908	2.41%	2.55%	(5.75)%
	2014	40	40.89	1,635	2.34%	2.55%	9.32%
	2013	27	37.40	1,023	2.46%	2.55%	28.24%
	2012	11	29.16	325	2.45%	2.55%	14.55%
iShares S&P 500 Value ETF (Varoom GLWB 5)
	2016	4	43.60	160	2.46%	2.75%	14.08%
	2015	4	38.21	137	2.42%	2.75%	(5.94)%
	2014	3	40.63	121	2.29%	2.75%	9.09%
	2013	3	37.24	100	2.48%	2.75%	27.98%
	2012	*-	29.10	12	2.33%	2.75%	14.32%
iShares Core S&P MidCap Index ETF (Varoom)
	2016	5	44.66	234	1.78%	1.75%	18.56%
	2015	5	37.67	187	1.43%	1.75%	(3.99)%
	2014	6	39.23	233	1.39%	1.75%	7.77%
	2013	6	36.41	219	1.49%	1.75%	31.33%
	2012	5	27.72	149	1.90%	1.75%	15.99%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2016	52	43.04	2,246	1.72%	2.35%	17.84%
	2015	62	36.53	2,277	1.46%	2.35%	(4.58)%
	2014	66	38.28	2,511	1.39%	2.35%	7.11%
	2013	66	35.74	2,357	1.41%	2.35%	30.53%
	2012	75	27.38	2,051	1.63%	2.35%	15.28%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2016	7	42.51	288	1.73%	2.55%	17.60%
	2015	8	36.15	286	1.47%	2.55%	(4.77)%
	2014	8	37.96	303	1.39%	2.55%	6.89%
	2013	8	35.52	283	1.46%	2.55%	30.26%
	2012	7	27.26	196	1.54%	2.55%	15.05%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2016	12	$46.01	$532	1.86%	1.90%	18.38%
	2015	7	38.87	272	1.41%	1.90%	(4.14)%
	2014	8	40.55	325	1.45%	1.90%	7.61%
	2013	6	37.68	244	1.53%	1.90%	31.13%
	2012	2	28.74	46	2.08%	1.90%	15.82%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2016	376	44.49	16,710	1.79%	2.55%	17.60%
	2015	341	37.83	12,900	1.54%	2.55%	(4.77)%
	2014	260	39.73	10,335	1.50%	2.55%	6.89%
	2013	160	37.16	5,950	1.51%	2.55%	30.26%
	2,012	68	28.53	1,953	1.70%	2.55%	15.05%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2016	16	44.02	701	1.77%	2.75%	17.36%
	2015	15	37.51	550	1.51%	2.75%	(4.97)%
	2014	12	39.48	483	1.53%	2.75%	6.67%
	2013	6	37.01	239	1.24%	2.75%	30.00%
	2012	2	28.47	50	2.08%	2.75%	14.81%
iShares Core S&P Small Cap Index ETF (Varoom)
	2016	3	48.35	162	1.41%	1.75%	24.38%
	2015	3	38.87	134	1.42%	1.75%	(3.78)%
	2014	3	40.40	138	1.20%	1.75%	3.92%
	2013	5	38.87	204	1.17%	1.75%	39.44%
	2012	3	27.88	91	2.10%	1.75%	13.86%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2016	25	46.60	1,145	1.38%	2.35%	23.63%
	2015	30	37.69	1,139	1.41%	2.35%	(4.36)%
	2014	32	39.41	1,271	1.28%	2.35%	3.29%
	2013	31	38.16	1,185	1.13%	2.35%	38.59%
	2012	37	27.53	1,031	1.87%	2.35%	13.16%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2016	3	46.03	151	1.38%	2.55%	23.37%
	2015	4	37.31	144	1.42%	2.55%	(4.56)%
	2014	4	39.09	157	1.27%	2.55%	3.08%
	2013	4	37.92	155	1.16%	2.55%	38.31%
	2012	4	27.42	104	1.75%	2.55%	12.93%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2016	8	49.73	402	1.47%	1.90%	24.20%
	2015	4	40.04	172	1.34%	1.90%	(3.92)%
	2014	5	41.68	205	1.33%	1.90%	3.76%
	2013	4	40.17	149	1.31%	1.90%	39.23%
	2012	*-	28.85	11	2.11%	1.90%	13.68%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2016	178	48.08	8,539	1.42%	2.55%	23.37%
	2015	166	38.97	6,454	1.47%	2.55%	(4.56)%
	2014	128	40.83	5,235	1.38%	2.55%	3.08%
	2013	76	39.62	2,992	1.21%	2.55%	38.31%
	2012	34	28.64	981	2.01%	2.55%	12.93%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2016	14	$47.58	$659	1.40%	2.75%	23.12%
	2015	12	38.65	482	1.45%	2.75%	(4.76)%
	2014	10	40.58	422	1.42%	2.75%	2.86%
	2013	5	39.45	182	1.17%	2.75%	38.03%
	2012	2	28.58	56	2.06%	2.75%	12.70%
iShares International Treasury Bond (Varoom)
	2016	2	22.31	40	0.72%	1.75%	(0.91)%
	2015	1	22.51	26	0.12%	1.75%	(8.86)%
	2014	1	24.70	26	1.33%	1.75%	(4.43)%
	2013	1	25.85	28	1.82%	1.75%	(2.81)%
	2012	1	26.59	17	2.28%	1.75%	3.69%
iShares International Treasury Bond (Varoom GLWB 1)
	2016	49	21.50	1,048	0.63%	2.35%	(1.51)%
	2015	53	21.83	1,155	0.11%	2.35%	(9.42)%
	2014	50	24.10	1,207	1.33%	2.35%	(5.02)%
	2013	45	25.37	1,142	1.76%	2.35%	(3.40)%
	2012	38	26.27	1,007	2.21%	2.35%	3.05%
iShares International Treasury Bond (Varoom GLWB 2)
	2016	1	21.24	16	0.60%	2.55%	(1.71)%
	2015	1	21.61	18	0.11%	2.55%	(9.60)%
	2014	1	23.90	18	1.33%	2.55%	(5.21)%
	2013	1	25.22	18	1.91%	2.55%	(3.60)%
	2012	2	26.16	40	2.39%	2.55%	2.84%
iShares International Treasury Bond (Varoom GLWB 3)
	2016	2	22.13	42	0.77%	1.90%	(1.06)%
	2015	1	22.37	29	0.11%	1.90%	(9.00)%
	2014	1	24.58	34	1.35%	1.90%	(4.58)%
	2013	*-	25.76	11	2.01%	1.90%	(2.95)%
	2012	*-	26.54	13	0.56%	1.90%	3.53%
iShares International Treasury Bond (Varoom GLWB 4)
	2016	361	21.39	7,732	0.71%	2.55%	(1.71)%
	2015	301	21.77	6,553	0.12%	2.55%	(9.60)%
	2014	206	24.08	4,957	1.30%	2.55%	(5.21)%
	2013	113	25.40	2,875	1.61%	2.55%	(3.60)%
	2012	36	26.35	958	1.05%	2.55%	2.84%
iShares International Treasury Bond (Varoom GLWB 5)
	2016	2	21.17	41	0.69%	2.75%	(1.92)%
	2015	1	21.59	32	0.11%	2.75%	(9.79)%
	2014	1	23.93	23	1.33%	2.75%	(5.40)%
	2013	1	25.30	22	1.73%	2.75%	(3.79)%
	2012	1	26.29	16	1.42%	2.75%	2.63%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2016	6	41.50	236	2.20%	1.75%	10.03%
	2015	6	37.72	234	2.25%	1.75%	(3.64)%
	2014	7	39.15	276	2.05%	1.75%	8.15%
	2013	6	36.20	223	2.16%	1.75%	27.21%
	2012	5	28.45	133	2.73%	1.75%	9.20%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2016	12	$39.51	$470	2.20%	2.55%	9.13%
	2015	14	36.20	507	2.28%	2.55%	(4.43)%
	2014	13	37.88	510	2.03%	2.55%	7.27%
	2013	14	35.31	486	1.83%	2.55%	26.18%
	2012	21	27.99	597	2.65%	2.55%	8.31%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2016	7	40.01	285	2.40%	1.90%	9.86%
	2015	3	36.42	114	2.12%	1.90%	(3.79)%
	2014	5	37.86	173	2.07%	1.90%	7.98%
	2013	3	35.06	109	2.40%	1.90%	27.02%
	2012	1	27.60	29	1.61%	1.90%	9.03%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2016	33	38.28	1,279	2.21%	2.75%	8.91%
	2015	33	35.15	1,160	2.41%	2.75%	(4.62)%
	2014	24	36.86	872	2.15%	2.75%	7.05%
	2013	16	34.43	561	2.12%	2.75%	25.92%
	2012	9	27.34	247	2.44%	2.75%	8.09%
Vanguard Emerging Markets Index Fund ETF (Varoom)
	2016	1	20.03	21	2.35%	1.75%	10.23%
	2015	1	18.17	25	2.74%	1.75%	(17.30)%
	2014	1	21.97	30	2.69%	1.75%	(1.80)%
	2013	1	22.37	31	2.56%	1.75%	(6.43)%
	2012	2	23.91	58	2.88%	1.75%	19.35%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)
	2016	6	19.06	111	2.41%	2.55%	9.33%
	2015	8	17.44	136	2.82%	2.55%	(17.97)%
	2014	7	21.26	155	2.67%	2.55%	(2.60)%
	2013	7	21.82	156	2.64%	2.55%	(7.19)%
	2012	6	23.51	153	3.42%	2.55%	18.38%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)
	2016	3	23.33	78	2.62%	1.90%	10.06%
	2015	3	21.20	54	2.76%	1.90%	(17.43)%
	2014	2	25.67	64	2.76%	1.90%	(1.95)%
	2013	2	26.19	55	3.67%	1.90%	(6.57)%
	2012	1	28.03	40	2.84%	1.90%	19.17%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)
	2016	15	22.32	337	2.57%	2.75%	9.11%
	2015	12	20.46	250	2.90%	2.75%	(18.14)%
	2014	9	25.00	237	2.85%	2.75%	(2.80)%
	2013	5	25.71	130	2.86%	2.75%	(7.38)%
	2012	2	27.76	47	4.05%	2.75%	18.13%
Vanguard Developed Markets Index Fund ETF (Varoom)
	2016	2	27.62	51	3.28%	1.75%	0.85%
	2015	1	27.38	36	2.72%	1.75%	(2.10)%
	2014	1	27.97	35	3.37%	1.75%	(7.64)%
	2013	1	30.28	38	3.13%	1.75%	19.97%
	2012	1	25.24	21	3.53%	1.75%	19.81%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 1)
	2016	41	$26.61	$1,090	3.04%	2.35%	0.24%
	2015	43	26.55	1,144	2.68%	2.35%	(2.70)%
	2014	44	27.29	1,199	3.38%	2.35%	(8.20)%
	2013	39	29.73	1,173	2.74%	2.35%	19.24%
	2012	42	24.93	1,046	6.29%	2.35%	19.08%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 2)
	2016	7	26.29	173	3.08%	2.55%	0.03%
	2015	6	26.28	155	2.71%	2.55%	(2.90)%
	2014	5	27.06	144	3.38%	2.55%	(8.39)%
	2013	5	29.54	137	2.67%	2.55%	19.00%
	2012	3	24.83	75	3.74%	2.55%	18.83%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 3)
	2016	7	30.99	211	3.11%	1.90%	0.70%
	2015	6	30.77	185	2.67%	1.90%	(2.25)%
	2014	6	31.48	201	3.36%	1.90%	(7.78)%
	2013	3	34.14	100	3.84%	1.90%	19.79%
	2012	*-	28.50	14	4.21%	1.90%	19.63%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 4)
	2016	270	29.96	8,074	3.14%	2.55%	0.03%
	2015	216	29.95	6,477	2.78%	2.55%	(2.90)%
	2014	160	30.85	4,929	3.44%	2.55%	(8.39)%
	2013	88	33.67	2,956	2.80%	2.55%	19.00%
	2012	35	28.30	996	4.43%	2.55%	18.83%
Vanguard Developed Markets Index Fund ETF (Varoom GLWB 5)
	2016	11	29.65	339	3.04%	2.75%	(0.17)%
	2015	11	29.70	331	2.76%	2.75%	(3.10)%
	2014	8	30.65	241	3.43%	2.75%	(8.58)%
	2013	3	33.53	93	2.88%	2.75%	18.75%
	2012	1	28.23	28	4.47%	2.75%	18.59%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2016	*-	30.48	9	3.21%	1.75%	3.41%
	2015	*-	29.48	9	3.27%	1.75%	(0.85)%
	2014	*-	29.73	9	3.10%	1.75%	5.77%
	2013	*-	28.11	8	3.73%	1.75%	(3.82)%
	2012	*-	29.22	9	3.73%	1.75%	8.76%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2016	1	29.02	20	3.21%	2.55%	2.57%
	2015	1	28.29	19	3.26%	2.55%	(1.65)%
	2014	1	28.77	19	3.09%	2.55%	4.91%
	2013	1	27.42	18	4.10%	2.55%	(4.61)%
	2012	1	28.74	23	3.87%	2.55%	7.87%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2016	3	28.64	82	3.20%	1.90%	3.25%
	2015	3	27.74	83	3.26%	1.90%	(1.00)%
	2014	3	28.02	84	3.43%	1.90%	1.42%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2016	3	$27.40	$93	3.24%	2.75%	2.36%
	2015	3	26.77	80	3.27%	2.75%	(1.85)%
	2014	3	27.28	79	3.14%	2.75%	4.70%
	2013	2	26.06	58	4.12%	2.75%	(4.80)%
	2012	2	27.37	44	2.42%	2.75%	7.65%
Vanguard Large-Cap Index ETF (Varoom)
	2016	2	45.14	70	2.10%	1.75%	9.81%
	2015	2	41.10	66	1.95%	1.75%	(0.74)%
	2014	2	41.41	67	1.83%	1.75%	11.39%
	2013	2	37.17	60	1.97%	1.75%	30.92%
	2012	2	28.39	49	4.06%	1.75%	13.65%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2016	7	42.97	315	2.07%	2.55%	8.92%
	2015	8	39.45	310	1.95%	2.55%	(1.55)%
	2014	8	40.07	304	1.83%	2.55%	10.49%
	2013	8	36.26	286	1.84%	2.55%	29.85%
	2012	12	27.93	326	2.42%	2.55%	12.72%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2016	7	45.17	322	2.21%	1.90%	9.64%
	2015	4	41.20	169	1.83%	1.90%	(0.89)%
	2014	5	41.57	216	1.88%	1.90%	11.23%
	2013	3	37.37	110	2.14%	1.90%	30.72%
	2012	1	28.59	15	2.30%	1.90%	13.47%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2016	17	43.22	742	2.08%	2.75%	8.70%
	2015	17	39.76	676	1.96%	2.75%	(1.75)%
	2014	16	40.47	656	1.97%	2.75%	10.26%
	2013	10	36.70	382	2.01%	2.75%	29.58%
	2012	7	28.32	202	1.63%	2.75%	12.49%
Vanguard Mega Cap Index ETF (Varoom)
	2016	1	45.52	35	2.26%	1.75%	9.95%
	2015	1	41.40	33	2.27%	1.75%	(0.34)%
	2014	1	41.54	33	1.92%	1.75%	11.35%
	2013	1	37.30	30	2.07%	1.75%	30.42%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2016	1	43.33	23	2.26%	2.55%	9.06%
	2015	1	39.73	23	2.30%	2.55%	(1.15)%
	2014	*-	40.19	14	1.88%	2.55%	10.45%
	2013	*-	36.39	14	2.10%	2.55%	29.36%
	2012	*-	28.13	13	2.49%	2.55%	12.56%
Vanguard Mega Cap Index ETF (Varoom GLWB 3)
	2016	1	45.38	26	2.23%	1.90%	9.79%
	2015	1	41.33	28	1.80%	1.90%	(0.49)%
	2014	2	41.54	86	2.15%	1.90%	11.18%
	2013	*-	37.36	18	1.58%	1.90%	30.22%
	2012	*-	28.69	11	4.16%	1.90%	13.32%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2016	2	$43.41	$70	2.20%	2.75%	8.83%
	2015	2	39.89	87	2.22%	2.75%	(1.35)%
	2014	2	40.44	89	1.93%	2.75%	10.22%
	2013	2	36.69	79	2.12%	2.75%	29.09%
	2012	2	28.42	63	1.60%	2.75%	12.33%
Vanguard REIT Index ETF (Varoom)
	2016	1	42.95	42	4.59%	1.75%	6.72%
	2015	1	40.24	48	3.68%	1.75%	0.63%
	2014	1	39.99	60	3.93%	1.75%	28.06%
	2013	2	31.23	47	3.99%	1.75%	0.70%
	2012	3	31.01	98	5.23%	1.75%	15.31%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2016	2	40.88	98	4.61%	2.55%	5.85%
	2015	3	38.62	113	3.85%	2.55%	(0.19)%
	2014	3	38.70	120	3.85%	2.55%	27.02%
	2013	3	30.46	106	4.23%	2.55%	(0.12)%
	2012	4	30.50	118	3.82%	2.55%	14.36%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2016	6	41.86	252	5.18%	1.90%	6.56%
	2015	3	39.29	114	3.88%	1.90%	0.48%
	2014	3	39.10	115	4.36%	1.90%	27.87%
	2013	1	30.58	33	5.12%	1.90%	0.55%
	2012	1	30.41	30	4.08%	1.90%	15.13%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2016	7	40.05	288	4.80%	2.75%	5.64%
	2015	7	37.92	260	3.98%	2.75%	(0.39)%
	2014	6	38.07	228	3.98%	2.75%	26.76%
	2013	6	30.03	168	4.36%	2.75%	(0.32)%
	2012	4	30.13	108	2.93%	2.75%	14.13%
Vanguard Total Bond Market Index ETF (Varoom)
	2016	12	26.98	317	2.42%	1.75%	0.73%
	2015	8	26.78	218	2.43%	1.75%	(1.19)%
	2014	8	27.11	207	2.78%	1.75%	4.04%
	2013	8	26.05	199	2.97%	1.75%	(3.90)%
	2012	5	27.11	127	3.68%	1.75%	2.78%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2016	289	26.00	7,508	2.39%	2.35%	0.11%
	2015	312	25.97	8,094	2.42%	2.35%	(1.80)%
	2014	324	26.45	8,568	2.79%	2.35%	3.41%
	2013	310	25.58	7,935	2.71%	2.35%	(4.49)%
	2012	261	26.78	6,984	3.51%	2.35%	2.15%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2016	27	25.68	695	2.39%	2.55%	(0.09)%
	2015	29	25.71	747	2.42%	2.55%	(2.00)%
	2014	30	26.23	782	2.80%	2.55%	3.20%
	2013	27	25.42	699	2.59%	2.55%	(4.69)%
	2012	28	26.67	738	3.56%	2.55%	1.94%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
Integrity Life Insurance Company

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2016	41	$25.38	$1,039	2.43%	1.90%	0.57%
	2015	30	25.23	765	2.47%	1.90%	(1.35)%
	2014	24	25.58	616	2.95%	1.90%	3.88%
	2013	14	24.62	353	3.63%	1.90%	(4.05)%
	2012	4	25.66	90	3.29%	1.90%	1.91%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2016	2,264	24.54	55,539	2.42%	2.55%	(0.09)%
	2015	1,871	24.56	45,956	2.46%	2.55%	(2.00)%
	2014	1,406	25.06	35,223	2.90%	2.55%	3.20%
	2013	823	24.28	19,987	2.74%	2.55%	(4.69)%
	2012	261	25.48	6,654	3.12%	2.55%	1.23%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2016	117	24.28	2,848	2.42%	2.75%	(0.30)%
	2015	108	24.35	2,625	2.46%	2.75%	(2.20)%
	2014	83	24.90	2,076	2.94%	2.75%	2.99%
	2013	42	24.18	1,022	2.77%	2.75%	(4.88)%
	2012	16	25.42	403	3.22%	2.75%	1.02%
Vanguard Short Term Bond ETF (Varoom GLWB 2)
	2016	*-	23.28	12	1.00%	2.55%	(1.25)%
	2015	1	23.57	12	0.34%	2.55%	(1.64)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2016	2	24.01	53	1.45%	1.90%	(0.59)%
	2015	2	24.16	53	1.30%	1.90%	(0.99)%
	2014	2	24.40	42	1.42%	1.90%	(0.56)%
	2013	1	24.53	25	1.41%	1.90%	(1.77)%
	2012	1	24.98	35	1.90%	1.90%	(0.09)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2016	15	23.05	356	1.45%	2.75%	(1.45)%
	2015	20	23.39	462	1.33%	2.75%	(1.85)%
	2014	10	23.83	237	1.38%	2.75%	(1.42)%
	2013	5	24.18	133	1.65%	2.75%	(2.63)%
	2012	2	24.83	58	1.15%	2.75%	(0.68)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company
Years Ended December 31, 2016, 2015 and 2014
With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of Ohio, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2017

2

Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$4,156,799	$3,170,981
Preferred and common stocks	205,506	186,869
Investment in common stock of subsidiary	359,262	356,642
Mortgage loans	262,348	189,394
Policy loans	110,490	112,730
Derivatives	49,950	17,287
Cash, cash equivalents and short-term investments	138,400	109,938
Receivable for securities	2,746	4,318
Securities lending reinvested collateral assets	88	6,691
Other invested assets	199,044	129,602
Total cash and invested assets	5,484,633	4,284,452

Investment income due and accrued	42,071	36,369
Current federal income taxes recoverable from parent	—	3,566
Net deferred income tax asset	11,337	13,708
Amounts receivable on reinsurance contracts	18,325	23,606
Other admitted assets	2,694	2,357
Separate account assets	2,440,514	2,480,288
Total admitted assets	$7,999,574	$6,844,346

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$3,938,775	$3,138,249
Liability for deposit-type contracts	520,770	307,841
Policy and contract claims	223	234
Total policy and contract liabilities	4,459,768	3,446,324

General expense due and accrued	202	334
Current federal income taxes payable to parent	15,467	—
Transfer to separate accounts due and accrued, net	559	(12,190)
Asset valuation reserve	89,000	79,507
Interest maintenance reserve	4,555	—
Amounts payable on reinsurance contracts	17,084	23,140
Other liabilities	44,228	36,033
Derivatives	13,145	2,306
Payable for securities lending	106,734	110,042
Separate account liabilities	2,440,514	2,480,288
Total liabilities	7,191,256	6,165,784

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	658,164	613,164
Accumulated surplus	147,154	62,398
Total capital and surplus	808,318	678,562
Total liabilities and capital and surplus	$7,999,574	$6,844,346
See accompanying notes.

3

Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,201,816	$1,101,228	$407,465
Net investment income	232,326	198,656	156,221
Considerations for supplementary contracts with life contingencies	10,302	9,741	6,955
Amortization of the interest maintenance reserve	1,966	2,073	2,701
Reserve adjustments on reinsurance ceded	(72,484)	(82,621)	(75,730)
Fees from management of separate accounts	13,689	13,438	12,230
Other revenues	4,287	3,976	4,196
Total premiums and other revenues	1,391,902	1,246,491	514,038

Benefits paid or provided:
Death benefits	4,710	11,589	6,779
Annuity benefits	184,420	140,672	134,773
Surrender benefits	330,556	320,295	305,633
Payments on supplementary contracts with life contingencies	5,174	5,133	4,002
Increase (decrease) in policy reserves and other policyholders’ funds	799,407	749,284	100,505
Total benefits paid or provided	1,324,267	1,226,973	551,692

Insurance expenses and other deductions:
Commissions	65,320	63,691	23,345
Commissions and expenses on reinsurance assumed	13	14	15
General expenses	38,856	33,112	28,324
Net transfers to (from) separate accounts	(149,118)	(166,856)	(138,241)
Other deductions	2,481	1,864	1,170
Total insurance expenses and other deductions	(42,448)	(68,175)	(85,387)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	110,083	87,693	47,733
Federal income tax expense (benefit), excluding tax on capital gains	19,757	12,294	8,560
Gain (loss) from operations before net realized capital gains (losses)	90,326	75,399	39,173
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	25,581	(8,181)	17,787
Net income (loss)	$115,907	$67,218	$56,960

See accompanying notes.

4

Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2014	$3,000	$613,164	$51,859	$668,023
Net income (loss)	—	—	56,960	56,960
Change in net deferred income tax	—	—	2,899	2,899
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($8,341))	—	—	41,239	41,239
Net change in nonadmitted assets and related items	—	—	(11,265)	(11,265)
Change in asset valuation reserve	—	—	5,982	5,982
Change in surplus in separate accounts	—	—	(50)	(50)
Dividends to stockholder	—	—	(100,000)	(100,000)
Balance, December 31, 2014	3,000	613,164	47,624	663,788
Net income (loss)	—	—	67,218	67,218
Change in net deferred income tax	—	—	4,157	4,157
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $887)	—	—	(27,386)	(27,386)
Net change in nonadmitted assets and related items	—	—	(4,812)	(4,812)
Change in asset valuation reserve	—	—	282	282
Change in surplus in separate accounts	—	—	315	315
Dividends to stockholder	—	—	(25,000)	(25,000)
Balance, December 31, 2015	3,000	613,164	62,398	678,562
Net income (loss)	—	—	115,907	115,907
Change in net deferred income tax	—	—	(2,750)	(2,750)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($8,635))	—	—	(12,445)	(12,445)
Net change in nonadmitted assets and related items	—	—	(6,298)	(6,298)
Change in asset valuation reserve	—	—	(9,493)	(9,493)
Capital contribution	—	45,000	—	45,000
Change in surplus in separate accounts	—	—	(165)	(165)
Balance, December 31, 2016	$3,000	$658,164	$147,154	$808,318

See accompanying notes.

5

Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$1,211,721	$1,111,170	$414,542
Net investment income received	230,505	195,043	158,360
Benefits paid	(599,589)	(566,306)	(537,757)
Net transfers from (to) separate accounts	163,447	161,727	104,549
Commissions and expense paid	(107,490)	(98,566)	(52,813)
Federal income taxes recovered (paid)	(19,534)	(15,750)	(25,975)
Other, net	20,915	16,369	16,743
Net cash from (for) operations	899,975	803,687	77,649

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	728,407	507,326	550,678
Preferred and common stocks	115,401	172,321	242,007
Mortgage loans	25,016	9,912	1,431
Other invested assets	14,702	15,973	11,902
Net gains (losses) on cash, cash equivalents and short-term investments	(1)	1	12
Miscellaneous proceeds	11,048	4,948	—
Net proceeds from investments sold, matured or repaid	894,573	710,481	806,030

Cost of investments acquired:
Debt securities	(1,720,907)	(1,187,812)	(545,663)
Preferred and common stocks	(111,325)	(163,484)	(235,539)
Mortgage loans	(97,970)	(117,806)	(40,177)
Other invested assets	(74,889)	(21,273)	(32,734)
Miscellaneous applications	(26,306)	(28,113)	(3,166)
Total cost of investments acquired	(2,031,397)	(1,518,488)	(857,279)

Net change in policy and other loans	2,240	7,787	(4,053)
Net cash from (for) investments	(1,134,584)	(800,220)	(55,302)

Financing and miscellaneous activities
Capital and paid-in surplus, less treasury stock	45,000	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	212,929	9,524	5,937
Dividends to stockholder	—	(25,000)	(75,017)
Other cash provided (applied)	5,142	68,195	(3,282)
Net cash from (for) financing and miscellaneous sources	263,071	52,719	(72,362)

Net change in cash, cash equivalents and short-term investments	28,462	56,186	(50,015)
Cash, cash equivalents and short-term investments:
Beginning of year	109,938	53,752	103,767
End of year	$138,400	$109,938	$53,752

Cash flow information for noncash transactions
Dividends paid to The Western and Southern Life Insurance Company in the form of debt securities	$—	$—	$(24,983)

See accompanying notes.

6

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

1. Nature of Operations and Significant Accounting Policies
Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 49 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2016, approximately 39.6% of the gross premiums and annuity considerations for the Company were derived from California, Florida, Ohio, Pennsylvania, and Texas.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of

7

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiary
The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

8

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from

9

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than Federal Home Loan Bank (FHLB) stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2016 and 2015, the Company owned $13.2 million and $0.0 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.

10

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.
The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

11

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.
Securities Lending
At December 31, 2016, the Company has loaned $104.2 million and $38.8 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2015, the Company has loaned $107.4 million and $43.6 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2016 and 2015, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $145.8 million and $147.6 million at December 31, 2016 and 2015, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2016 and 2015, collateral managed by an unaffiliated agent, which approximated $0.1 million and $6.7 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2016, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2016 and 2015, the fair value of the total collateral is $145.9 million and $154.3 million, respectively.

12

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The aggregate collateral broken out by maturity date is as follows at December 31, 2016:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	13,504	13,503
31 to 60 days	15,042	15,040
61 to 90 days	15,004	15,007
91 to 120 days	3,708	3,705
121 to 180 days	24,178	24,158
181 to 365 days	23,407	23,409
1 to 2 years	900	900
2 to 3 years	—	—
Greater than 3 years	50,174	50,174
Total collateral	$145,917	$145,896

At December 31, 2016, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $146.3 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $39.6 million and $44.5 million at December 31, 2016 and 2015, respectively.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

13

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Reclassifications
Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the current year financial statement presentation.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2017.

14

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$16,385	$36	$(5)	$16,416
Debt securities issued by states of the U.S. and political subdivisions of the states	39,915	1,680	(60)	41,535
Corporate securities	2,586,794	136,812	(22,132)	2,701,474
Commercial mortgage-backed securities	432,110	4,914	(4,448)	432,576
Residential mortgage-backed securities	393,033	21,716	(5,825)	408,924
Asset-backed securities	688,562	13,493	(11,451)	690,604
Total	$4,156,799	$178,651	$(43,921)	$4,291,529

At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$16,171	$32	$(2)	$16,201
Debt securities issued by states of the U.S. and political subdivisions of the states	38,454	1,749	(195)	40,008
Corporate securities	2,147,537	117,363	(53,636)	2,211,264
Commercial mortgage-backed securities	224,287	4,126	(950)	227,463
Residential mortgage-backed securities	338,930	24,852	(3,353)	360,429
Asset-backed securities	405,602	10,114	(3,921)	411,795
Total	$3,170,981	$158,236	$(62,057)	$3,267,160

At December 31, 2016 and 2015, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $335.6 million and $239.4 million, respectively, with an aggregate fair value of $347.4 million and $236.6 million, respectively. As of December 31, 2016 and 2015, such holdings amount to 8.1% and 7.6%, respectively, of the Company’s investments in debt securities and 4.2% and 3.5%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

15

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
Preferred stocks	$19,383	$139	$(615)	$18,907

Common stocks, unaffiliated	$158,075	$18,221	$(2,035)	$174,261
Common stocks, mutual funds	10,751	1,111	—	11,862
Common stocks, subsidiary	228,982	130,280	—	359,262
	$397,808	$149,612	$(2,035)	$545,385

At December 31, 2015:
Preferred stocks	$10,664	$581	$(118)	$11,127

Common stocks, unaffiliated	$131,686	$48,153	$(3,634)	$176,205
Common stocks, subsidiary	228,982	127,660	—	356,642
	$360,668	$175,813	$(3,634)	$532,847

16

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$311	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(60)	6,171	—	—
Corporate securities	(17,588)	628,184	(4,544)	57,711
Commercial mortgage-backed securities(1)	(4,448)	166,344	—	—
Residential mortgage-backed securities(1)	(4,160)	171,494	(1,665)	19,814
Asset-backed securities(1)	(11,105)	403,392	(346)	6,050
Total	$(37,366)	$1,375,896	$(6,555)	$83,575

Preferred stocks	$(615)	$10,841	$—	$—
Common stocks, unaffiliated	$(2,035)	$50,542	$—	$—
(1)Amounts relate to securities subject to SSAP 43R.

17

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(2)	$819	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(176)	13,066	(19)	981
Corporate securities	(44,648)	690,983	(8,988)	41,946
Commercial mortgage-backed securities(1)	(950)	99,746	—	—
Residential mortgage-backed securities(1)	(1,943)	103,840	(1,410)	22,346
Asset-backed securities(1)	(3,408)	206,915	(513)	6,441
Total	$(51,127)	$1,115,369	$(10,930)	$71,714

Preferred stocks	$(118)	$4,882	$—	$—
Common stocks, unaffiliated	$(2,874)	$34,855	$(760)	$1,377
(1)Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2016 and 2015, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 3.0% and 5.1% of the carrying value of securities considered temporarily impaired at December 31, 2016 and 2015, respectively. At December 31, 2016, there were a total of 373 securities held that are considered temporarily impaired, 59 of which have been impaired for 12 months or longer. At December 31, 2015, there were a total of 395 securities held that are considered temporarily impaired, 43 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $7.1 million, $7.7 million, and $1.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

18

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following is a list of each loan-backed security held at December 31, 2016, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2016, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2016:

46628S-AJ-2	$1,850	$1,828	$22	$1,828	$1,728	6/30/2016
52524M-AV-1	638	581	57	581	506	6/30/2016
86359D-SR-9	1,521	1,520	1	1,520	1,398	6/30/2016
3622MP-AP-3	33	26	7	26	23	9/30/2016
52524M-AV-1	577	503	74	503	503	12/31/2016
116663-AC-9	6,950	3,614	3,336	3,614	2,224	12/31/2016
60467M-AC-5	2,908	2,499	409	2,499	2,499	12/31/2016
Total	XXX	XXX	$3,906	XXX	XXX

The Company had no OTTI on loan-backed and structured securities for the year ended December 31, 2016, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2016, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$159,365	$161,130
After one through five	654,463	683,394
After five through ten	1,125,696	1,131,458
After ten	703,570	783,443
Mortgage-backed securities/asset-backed securities	1,513,705	1,532,104
Total	$4,156,799	$4,291,529

19

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2016, 2015 and 2014 were $244.7 million, $151.4 million, and $156.3 million; gross gains of $9.6 million, $8.0 million, and $6.8 million and gross losses of $2.0 million, $3.8 million, and $1.3 million were realized on those sales, respectively.
Proceeds from the sales of investments in equity securities during 2016, 2015 and 2014 were $107.7 million, $159.4 million and $194.9 million; gross gains of $48.0 million, $10.9 million, and $32.4  million and gross losses of $1.8 million, $13.1 million, and $5.7 million were realized on those sales, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Realized capital gains (losses)	$50,744	$(10,274)	$33,902
Less amount transferred to IMR (net of related taxes (benefits) of $3,424 in 2016, $450 in 2015 and $1,066 in 2014)	6,358	835	1,980
Less federal income tax expense (benefit) on realized capital gains (losses)	18,805	(2,930)	14,135
Net realized capital gains (losses)	$25,581	$(8,179)	$17,787

Net investment income was generated from the following for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Debt securities	$167,739	$137,186	$128,985
Equity securities	40,092	43,752	13,243
Mortgage loans	10,098	6,030	2,965
Policy loans	8,974	8,170	9,190
Cash, cash equivalents and short-term investments	607	314	284
Other invested assets	7,436	5,611	3,437
Other	804	459	836
Gross investment income	235,750	201,522	158,940
Investment expenses	3,424	2,866	2,719
Net investment income	$232,326	$198,656	$156,221

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2016, 43.3% of such mortgages, or $113.5 million, involved properties located in Colorado, Ohio, and Utah. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The

20

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

aggregate mortgage outstanding to any one borrower does not exceed $37.5 million. During 2016, the respective minimum and maximum lending rates for mortgage loans issued were 3.95% and 4.50%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2016, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company invests in derivatives as risk management for its equity indexed products. The exposure to credit risk on its interest rate floors and option positions is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance on its option positions, the Company limits its exposure to individual counterparties to 2% of admitted assets.
The Company markets equity indexed annuities. The risk associated with these products is that the ultimate benefit paid could be higher than the return earned from the underlying assets. The Company utilizes custom and exchange-traded call options to economically hedge the S&P 500 index and Goldman Sachs Multi-Asset Equity index exposure embedded in these products with a net notional amount of $1,213.7 million and $698.8 million at December 31, 2016 and 2015, respectively. The Company purchases and writes call options to correlate with changes in the annuity features due to movements in the S&P 500 and Goldman Sachs Multi-Asset Equity index. At the beginning of these contracts, a premium is either paid or received for transferring the related risk. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality and lapse rates. The Company does not apply hedge accounting treatment to these call options. The Company recognizes changes in the fair value of these call options through unrealized gains/losses and the related gains/losses from terminations, maturities or expirations through realized capital gains/losses. The change in fair value was $0.8 million, $(7.8) million, and $0.2 million for the years ended December 31, 2016, 2015, and 2014, respectively.
The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the option and the agreed upon thresholds that are based on the credit rating of the counterparty. Inversely, if the net fair value of the option is negative, then the Company may be required to post assets using similar thresholds. At December 31, 2016 and 2015, $27.0 million and $9.4 million, respectively, of cash collateral had been posted to the Company.

21

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2016	2015
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$49,950	$17,287
Gross amounts offset	—	—
Net amount of assets	$49,950	$17,287

Derivative liabilities:
Gross amount of recognized liabilities	$(13,145)	$(2,306)
Gross amounts offset	—	—
Net amount of liabilities	$(13,145)	$(2,306)

22

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include call options and initially rated NAIC 6 residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities include certain call options. The fair values of these instruments are determined through the use of valuation models that utilize significant unobservable inputs.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

23

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative positions, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs or valuation models incorporating significant unobservable inputs, including projected cash flows, applicable swap curves and implied volatilities.

24

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Cash Collateral Payable
The payable represents the obligation to return cash collateral the Company has received relating to derivative instruments. The fair value is based upon the stated amount.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

25

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016
Assets:
Residential mortgage-backed securities	$379	$—	$379	$—
Common stocks, unaffiliated	161,015	161,015	—	—
Common stocks, mutual funds	11,862	11,862	—	—
Derivative assets	49,950	—	16,975	32,975
Separate account assets*	761,795	759,793	2,002	—
Total assets	$985,001	$932,670	$19,356	$32,975

Liabilities:
Derivative liabilities	$(13,145)	$—	$(13,145)	$—

At December 31, 2015
Assets:
Common stocks, unaffiliated	$176,205	$176,205	$—	$—
Derivative assets	17,287	—	4,340	12,947
Separate account assets*	712,164	712,164	—	—
Total assets	$905,656	$888,369	$4,340	$12,947

Liabilities:
Derivative liabilities	$(2,306)	$—	$(2,306)	$—

*
Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

26

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2016	Net Income	Surplus				December 31, 2016
	(In Thousands)
Assets:
Derivative assets	$12,947	$—	$(1,135)	$21,163	$—	$—	$32,975

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$21,163	$—	$—	$—	$21,163

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2015	Net Income	Surplus				December 31, 2015
	(In Thousands)
Assets:
Derivative assets	$—	$—	$(6,864)	$19,137	$674	$—	$12,947
* Transfers into Level 3 primarily include call options for which the Company began utilizing a valuation model incorporating significant unobservable inputs.

27

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Derivative assets	$19,137	$—	$—	$—	$19,137

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at (in thousands):

December 31, 2016
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$32,975	Black-Scholes-Merton Model Spreads and Average Algorithm Model Monte Carlo Model	Implied Volatility	7%

December 31, 2015
Security Type	Fair Value	Valuation Technique	Unobservable Input	Input

Derivative assets	$12,947	Black-Scholes-Merton Model Spreads and Average Algorithm Model Monte Carlo Model	Implied Volatility	7%
In isolation, significant increases (decreases) in the implied volatility would typically result in a significantly higher (lower) fair value measurement for Level 3 derivative assets and Level 3 derivative liabilities.
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 and 2015.

28

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$4,156,799	$4,291,529	$5,616	$4,010,725	$275,188
Common stock, unaffiliated**	174,261	174,261	174,261	—	—
Common stock, mutual funds	11,862	11,862	11,862	—	—
Preferred stock	19,383	18,907	—	13,852	5,055
Mortgage loans	262,348	266,063	—	—	266,063
Cash, cash equivalents and short-term investments	138,400	138,400	138,400	—	—
Other invested assets, surplus notes	16,008	18,828	—	18,828	—
Securities lending reinvested collateral assets	88	88	88	—	—
Derivative assets	49,950	49,950	—	16,975	32,975
Separate account assets	2,440,514	2,489,155	759,780	1,547,694	181,681

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,285,818)	$(1,368,958)	$—	$—	$(1,368,958)
Fixed-indexed annuity contracts	(1,183,302)	(1,204,316)	—	—	(1,204,316)
Derivative liabilities	(13,145)	(13,145)	—	(13,145)	—
Cash collateral payable	(26,990)	(26,990)	—	(26,990)	—
Separate account liabilities*	(1,657,419)	(1,747,304)	—	—	(1,747,304)
Securities lending liability	(106,734)	(106,734)	—	(106,734)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

29

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,170,981	$3,267,160	$5,601	$3,050,886	$210,673
Common stock, unaffiliated	176,205	176,205	176,205	—	—
Preferred stock	10,664	11,127	—	6,245	4,882
Mortgage loans	189,394	195,390	—		195,390
Cash, cash equivalents and short-term investments	109,938	109,938	109,938	—	—
Other invested assets, surplus notes	16,022	18,159	—	18,159	—
Securities lending reinvested collateral assets	6,691	6,691	6,691	—	—
Derivative assets	17,287	17,287	—	4,340	12,947
Separate account assets	2,480,288	2,520,005	712,103	1,617,085	190,817

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,148,640)	$(1,262,724)	$—	$—	$(1,262,724)
Equity-indexed insurance contracts	(606,086)	(618,228)	—	—	(618,228)
Derivative liabilities	(2,306)	(2,306)	—	(2,306)	—
Separate account liabilities*	(1,726,526)	(1,842,638)	—	—	(1,842,638)
Securities lending liability	(110,042)	(110,042)	—	(110,042)	—

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

30

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

4. Related-Party Transactions
The Company received a $34.0 million ordinary dividend from National Integrity in November 2016. The dividend was in the form of cash.
The Company received a capital contribution of $45.0 million from Western and Southern in December 2016. The capital contribution was in the form of cash.
The Company received a $37.0 million ordinary dividend from National Integrity in November 2015. The dividend was in the form of cash.
The Company paid a $25.0 million ordinary dividend to Western and Southern in December 2015. The dividend was in the form of cash.
The Company received a $6.5 million ordinary dividend from National Integrity in November 2014. The dividend was in the form of cash.
The Company paid a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend to Western and Southern in December 2014. The dividend consisted of $75.0 million in cash and $25.0 million in bonds at fair value.
The Company had $0.1 million and $0.0 million receivable from parent, subsidiaries and affiliates as of December 31, 2016 and 2015, respectively. The Company had $2.7 million and $3.3 million payable to parent, subsidiaries and affiliates as of December 31, 2016 and 2015, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for further description.
5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

31

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Direct premiums	$1,203,499	$1,103,381	$409,461
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	87	96	106
Ceded premiums:
Affiliates	(1,408)	(1,879)	(1,694)
Nonaffiliates	(362)	(370)	(408)
Net premiums	$1,201,816	$1,101,228	$407,465

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Benefits paid or provided:
Affiliates	$74,494	$85,934	$77,054
Nonaffiliates	1,138	3,863	2,753
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,849	2,639	5,311
Amounts receivable on reinsurance contracts:
Affiliates	12,995	15,730	11,501
Nonaffiliates	32	2	364

In 2016, 2015 and 2014, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2016, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

32

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

There would be no reduction in surplus at December 31, 2016, if all reinsurance agreements were cancelled.

6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(15.5) million and $3.6 million at December 31, 2016 and 2015, respectively. The tax years 2008 through 2016 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2016, in the event of future net losses is $38.7 million, $9.1 million, and $24.9 million from 2016, 2015 and 2014, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$49,138	$11,728	$60,866
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	49,138	11,728	60,866
(d)	Deferred tax assets nonadmitted	29,640	—	29,640
(e)	Subtotal net admitted deferred tax assets (c - d)	19,498	11,728	31,226
(f)	Deferred tax liabilities	9,147	10,742	19,889
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$10,351	$986	$11,337

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$51,540	$8,342	$59,882
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	51,540	8,342	59,882
(d)	Deferred tax assets nonadmitted	21,384	—	21,384
(e)	Subtotal net admitted deferred tax assets (c - d)	30,156	8,342	38,498
(f)	Deferred tax liabilities	7,345	17,445	24,790
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$22,811	$(9,103)	$13,708

33

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(2,402)	$3,386	$984
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(2,402)	3,386	984
(d)	Deferred tax assets nonadmitted	8,256	—	8,256
(e)	Subtotal net admitted deferred tax assets (c - d)	(10,658)	3,386	(7,272)
(f)	Deferred tax liabilities	1,802	(6,703)	(4,901)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(12,460)	$10,089	$(2,371)

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$10,276	$1,061	$11,337
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	111,117
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	9,222	10,667	19,889
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$19,498	$11,728	$31,226

34

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$11,208	$2,500	$13,708
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	99,728
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	18,948	5,842	24,790
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$30,156	$8,342	$38,498

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$(932)	$(1,439)	$(2,371)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	11,389
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(9,726)	4,825	(4,901)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(10,658)	$3,386	$(7,272)

35

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		2016	2015
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	851%	800%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$105,176	$95,549

		12/31/2016
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$49,138	$11,728
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.29%	1.74%
(c)	Net Admitted Adjusted Gross DTAs amount	$19,498	$11,728
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.40%	3.40%

		12/31/2015
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$51,540	$8,342
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.34%	4.17%
(c)	Net Admitted Adjusted Gross DTAs amount	$30,156	$8,342
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.20%	6.49%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$(2,402)	$3,386
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(0.05)%	(2.43)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(10,658)	$3,386
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	1.20%	(3.09)%

The Company’s tax planning strategies do include the use of reinsurance.

36

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Current income taxes incurred consist of the following major components:

			12/31/2016	12/31/2015	12/31/2014
(1)	Current income tax		(in thousands)
	(a)	Federal	$19,762	$12,150	$8,390
	(b)	Foreign	(5)	144	170
	(c)	Subtotal	19,757	12,294	8,560
	(d)	Federal income tax on net capital gains	18,805	(2,930)	14,135
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$38,562	$9,364	$22,695

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2016	12/31/2015	Change
	(a)	Ordinary	(in thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	38,733	41,974	(3,241)
		(4) Investments	—	688	(688)
		(5) Deferred acquisition costs	10,066	8,424	1,642
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	58	107	(49)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	106	237	(131)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	175	110	65
		(99) Subtotal	49,138	51,540	(2,402)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	29,640	21,384	8,256
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	19,498	30,156	(10,658)
	(e)	Capital
		(1) Investments	11,728	8,342	3,386
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	11,728	8,342	3,386
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	11,728	8,342	3,386
	(i)	Admitted deferred tax assets (2d + 2h)	$31,226	$38,498	$(7,272)

37

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2016	12/31/2015	Change
(3)	Deferred tax liabilities:		(in thousands)
	(a)	Ordinary
		(1) Investments	$5,398	$6,714	$(1,316)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	3,749	631	3,118
		(5) Other	—	—	—
		(99) Subtotal	9,147	7,345	1,802
	(b)	Capital
		(1) Investments	10,742	17,445	(6,703)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	10,742	17,445	(6,703)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$19,889	$24,790	$(4,901)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$11,337	$13,708	$(2,371)

Among the more significant book-to-tax adjustments were the following:

	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate	12/31/2014	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)
Provision computed at statutory rate	$56,290	35.00%	$27,096	35.00%	$28,572	35.00%
Dividends received deduction	(13,417)	(8.34)	(13,865)	(17.91)	(3,452)	(4.23)
Derivative adjustment	282	0.18	(2,737)	(3.54)	—	—
Tax credits	(1,732)	(1.08)	(1,886)	(2.44)	(1,532)	(1.88)
Interest maintenance reserve adjustment	—	—	(1,488)	(1.92)	(3,737)	(4.58)
Other	(111)	(0.07)	(1,913)	(2.46)	(55)	(0.06)
Total statutory income taxes	$41,312	25.69%	$5,207	6.73%	$19,796	24.25%

Federal taxes incurred	$38,562	23.98%	$9,364	12.10%	$22,695	27.80%
Change in net deferred income taxes	2,750	1.71	(4,157)	(5.37)	(2,899)	(3.55)
Total statutory income taxes	$41,312	25.69%	$5,207	6.73%	$19,796	24.25%

At December 31, 2016, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.6 million of deferred tax liabilities that are not recognized.
As of December 31, 2016 and 2015, the Company had a balance of $1.7 million and $1.7 million, respectively, in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

38

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2016 and 2015, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $115.9 million by the end of 2017 without seeking prior regulatory approval based on net income of $115.9 million at December 31, 2016.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2016, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2016, the Company has future commitments to provide additional capital contributions of $33.1 million to investments in joint ventures organized as limited partnerships or limited liability companies.

39

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2016, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(1,972)	$1,052,771	$—	$1,050,799	15.9%
At book value less current surrender charge of 5% or more	1,281,228	604,649	—	1,885,877	28.5
At fair value	—	—	736,721	736,721	11.1
Total with adjustment or at market value	$1,279,256	$1,657,420	$736,721	$3,673,397	55.5
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	671,372	—	—	671,372	10.1
Not subject to discretionary withdrawal	2,282,140	—	—	2,282,140	34.4
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	$4,232,768	$1,657,420	$736,721	$6,626,909	100.0%
Less reinsurance ceded	1,783	—	—	1,783
Net annuity reserves and deposit-type contract liabilities	$4,230,985	$1,657,420	$736,721	$6,625,126

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $300.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.

40

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

FHLB Capital Stock – General Account:

	December 31
	2016	2015
	(in thousands)
Membership stock - Class A (not eligible for redemption)	$8,669	$—
Membership stock - Class B	—	—
Activity stock	4,577	—
Excess stock	—	—
Aggregate total	$13.246	$—
Actual or estimated borrowing capacity as determined by the insurer	$300,000	$—

Collateral Pledged to FHLB – General Account:

	2016				2015
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$289,494	$284,812	$228,834	XXX	$—	$—	$—	XXX
Maximum during reporting date	$289,494	$284,812	XXX	$228,834	$—	$—	XXX	$—

Borrowing from FHLB - General Account:

	2016			2015
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$228,834	$219,619	$228,834	$—	$—
Debt	—	XXX	—	—	XXX
Aggregate total	$228,834	$219,619	$228,834	$—	$—

The Company does not have any prepayment obligations under these FHLB borrowing arrangements.
10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

41

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.
As of December 31, 2016, the Company’s general account had a maximum guarantee for separate account liabilities of $17.9 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $2.4 million, $2.2 million, $1.7 million, $1.2 million and $0.9 million in 2016, 2015, 2014, 2013 and 2012, respectively. The Company’s general account paid $0.2 million, $0.2 million, $0.2 million, $0.1 million and $0.9 million towards separate account guarantees in 2016, 2015, 2014, 2013, and 2012, respectively.

42

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2016, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$67,768	$15	$74,906	$142,689

Reserves for separate accounts with assets at:
Fair value	$—	$—	$743,347	$743,347
Amortized cost	1,489,896	167,524	—	1,657,420
Total reserves	$1,489,896	$167,524	$743,347	$2,400,767

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$885,441	$167,331	$—	$1,052,772
At book value without fair value adjustment and with current surrender charge of 5% or more	604,455	193	—	604,648
At fair value	—	—	743,347	743,347
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,489,896	167,524	743,347	2,400,767
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,489,896	$167,524	$743,347	$2,400,767

43

Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2016, is presented below:

2016
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$142,689
Transfers from separate accounts	291,841
Net transfers to (from) separate accounts	(149,152)

Reconciling adjustments:
Policy deductions and other expenses	766
Other changes in surplus in Separate Account Statement	(165)
Other account adjustments	(567)
Transfers as reported in the Summary of Operations of the Company	$(149,118)

44

Financial Statement Schedules (Statutory-Basis)

45

Integrity Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2016
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$82,608	$82,628	$82,608
States, municipalities and political
subdivisions	415,965	427,370	415,965
Foreign governments	24,347	24,108	24,347
All other corporate bonds	3,633,879	3,757,423	3,633,879
Preferred stocks	19,383	18,907	19,383
Total fixed maturities	4,176,182	4,310,436	4,176,182

Equity securities
Common stocks:
Industrial, miscellaneous and all other	168,826	186,123	186,123

Mortgage loans on real estate	262,348		262,348
Policy loans	110,490		110,490
Other long-term investments	109,617		109,617
Cash, cash equivalents and short-term
investments	138,488		138,488
Total investments	$4,965,951		$4,983,248

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

46

Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2016
Individual life	$269,230	$—	$129	$10,620	$20,387	$21,702	$269
Individual health	—	—	—	—	—	—	—	$—
Group life and health	8,018	—	—	—	595	(2,243)	—	—
Annuity	3,661,527	—	94	1,201,498	173,609	1,304,808	26,586
Corporate and other	—	—	—	—	37,735	—	12,001
	$3,938,775	$—	$223	$1,212,118	$232,326	$1,324,267	$38,856

Year ended December 31, 2015
Individual life	$261,100	$—	$141	$10,132	$20,675	$13,174	$324
Individual health	—	—	—	—	—	—	—	$—
Group life and health	9,737	—	—	—	736	(864)	—	—
Annuity	2,867,412	—	93	1,100,837	134,549	1,214,663	22,105
Corporate and other	—	—	—	—	42,696	—	10,683
	$3,138,249	$—	$234	$1,110,969	$198,656	$1,226,973	$33,112

Year ended December 31, 2014
Individual life	$269,283	$—	$151	$7,409	$20,876	$19,145	$522
Individual health	—	—	—	—	—	—	—	$—
Group life and health	11,864	—	—	—	872	(433)	—	—
Annuity	2,115,224	—	93	407,011	122,089	532,980	14,891
Corporate and other	—	—	—	—	12,384	—	12,911
	$2,396,371	$—	$244	$414,420	$156,221	$551,692	$28,324

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

47

Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2016
Life insurance in force	$366,827	$182,249	$21,754	$206,332	11%
Premiums:
Individual life	$10,836	$303	$87	$10,620	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	1,202,965	1,467	—	1,201,498	—%
	$1,213,801	$1,770	$87	$1,212,118	—%

Year ended December 31, 2015
Life insurance in force	$374,506	$188,366	$23,235	$209,375	11%
Premiums:
Individual life	$10,327	$291	$96	$10,132	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	1,102,795	1,958	—	1,100,837	—%
	$1,113,122	$2,249	$96	$1,110,969	—%

Year ended December 31, 2014
Life insurance in force	$403,889	$202,960	$24,070	$224,999	11%
Premiums:
Individual life	$7,600	$297	$106	$7,409	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	408,816	1,805	—	407,011	—%
	$416,416	$2,102	$106	$414,420	—%

48

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2016, 2015 and 2014
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of Ohio, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2017

2

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$3,432,246	$3,567,134
Preferred and common stocks	1,325,783	1,250,325
Investments in common stocks of subsidiaries	2,191,212	1,946,730
Mortgage loans	57,655	41,006
Policy loans	167,005	168,582
Real estate:
Properties held for the production of income	3,111	3,153
Properties occupied by the Company	25,993	26,854
Cash, cash equivalents and short-term investments	148,695	151,050
Receivable for securities	3,767	13,687
Derivatives	—	153
Securities lending reinvested collateral assets	17,592	55,101
Other invested assets	1,499,024	1,293,152
Total cash and invested assets	8,872,083	8,516,927

Investment income due and accrued	44,669	46,221
Premiums deferred and uncollected	52,288	51,947
Net deferred income tax asset	96,462	139,348
Receivables from parent, subsidiaries and affiliates	24,928	24,726
Other admitted assets	23,135	30,416
Separate account assets	994,109	982,729
Total admitted assets	$10,107,674	$9,792,314

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,654,244	$2,619,096
Accident and health reserves	253,076	244,891
Liability for deposit-type contracts	230,632	237,126
Policy and contract claims	48,261	62,230
Dividends payable to policyholders	42,425	41,829
Premiums received in advance	3,986	4,939
Total policy and contract liabilities	3,232,624	3,210,111

General expense due and accrued	26,640	27,053
Current federal income taxes payable	8,064	27,218
Transfer to (from) separate accounts due and accrued, net	(312)	(24)
Asset valuation reserve	341,387	275,486
Interest maintenance reserve	51,598	46,166
Other liabilities	234,720	227,480
Pension liability	100,825	115,879
Liability for postretirement benefits other than pensions	169,500	183,347
Derivatives	—	1,174
Payable for securities lending	132,988	147,360
Separate account liabilities	994,109	982,729
Total liabilities	5,292,143	5,243,979

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,759,528	4,492,332
Total capital and surplus	4,815,531	4,548,335
Total liabilities and capital and surplus	$10,107,674	$9,792,314
See accompanying notes.

3

The Western and Southern Life Insurance Company
Statement of Operations (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$253,742	$256,197	$263,212
Net investment income	322,165	545,324	685,561
Considerations for supplementary contracts with life contingencies	24	—	88
Amortization of the interest maintenance reserve	2,911	2,045	2,819
Commissions and expenses on reinsurance ceded	888	855	228
Other revenues	2,368	1,307	755
Total premiums and other revenues	582,098	805,728	952,663

Benefits paid or provided:
Death benefits	139,560	179,472	152,473
Annuity benefits	119,814	108,904	95,125
Disability and accident and health benefits	16,045	16,608	19,007
Surrender benefits	71,106	76,160	81,811
Payments on supplementary contracts with life contingencies	499	534	578
Other benefits	3,464	393	6,846
Increase in policy reserves and other policyholders’ funds	49,042	17,939	16,253
Total benefits paid or provided	399,530	400,010	372,093

Insurance expenses and other deductions:
Commissions	27,606	25,515	27,457
Commissions and expenses on reinsurance assumed	1,288	(3,909)	1,590
General expenses	138,995	140,417	134,210
Net transfers to (from) separate account	(69,680)	(57,160)	(50,284)
Reserve adjustments on reinsurance assumed	(72,342)	(82,611)	(75,453)
Other deductions	42,084	44,801	52,604
Total insurance expenses and other deductions	67,951	67,053	90,124

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	114,617	338,665	490,446

Dividends to policyholders	57,514	57,752	57,433
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	57,103	280,913	433,013
Federal income tax expense (benefit), excluding tax on capital gains	5,193	28,820	35,578
Gain (loss) from operations before net realized capital gains (losses)	51,910	252,093	397,435
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	1,688	15,961	122,027
Net income (loss)	$53,598	$268,054	$519,462

See accompanying notes.

4

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2014	$1,000	$55,003	$4,155,008	$4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholder	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation	—	—	(108,911)	(108,911)
Balance, December 31, 2014	1,000	55,003	4,238,207	4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholder	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	1,000	55,003	4,492,332	4,548,335
Net income (loss)	—	—	53,598	53,598
Change in net deferred income tax	—	—	17,794	17,794
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $48,990)	—	—	271,374	271,374
Net change in nonadmitted assets and related items	—	—	(26,671)	(26,671)
Change in asset valuation reserve	—	—	(65,901)	(65,901)
Change in unrecognized post retirement benefit obligation	—	—	21,709	21,709
Correction of traditional life reserves	—	—	(4,707)	(4,707)
Balance, December 31, 2016	$1,000	$55,003	$4,759,528	$4,815,531
See accompanying notes.

5

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$253,220	$257,767	$264,930
Net investment income received	289,537	399,831	428,422
Benefits paid	(376,867)	(412,304)	(376,189)
Net transfers from (to) separate accounts	69,392	57,158	51,156
Commissions and expense paid	(96,818)	(68,181)	(84,281)
Dividends paid to policyholders	(56,917)	(57,224)	(57,551)
Federal income taxes recovered (paid)	(42,867)	(47,844)	(90,217)
Other, net	3,257	2,163	983
Net cash from (for) operations	41,937	131,366	137,253

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	825,252	798,604	724,949
Preferred and common stocks	546,227	781,840	1,065,984
Mortgage loans	920	11,565	967
Real estate	473	745	—
Other invested assets	153,463	140,199	137,028
Net gains (losses) on cash, cash equivalents and short-term investments	45	(11)	(25)
Miscellaneous proceeds	47,582	295,374	80,090
Net proceeds from investments sold, matured or repaid	1,573,962	2,028,316	2,008,993

Cost of investments acquired:
Debt securities	(690,324)	(829,108)	(722,393)
Preferred and common stocks	(544,379)	(590,543)	(1,022,947)
Mortgage loans	(17,569)	(35,716)	—
Real estate	(1,139)	(1,398)	(1,989)
Other invested assets	(290,787)	(306,777)	(185,211)
Miscellaneous applications	(968)	(78,511)	(291,956)
Total cost of investments acquired	(1,545,166)	(1,842,053)	(2,224,496)

Net change in policy and other loans	1,577	3,157	2,549
Net cash from (for) investments	30,373	189,420	(212,954)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(6,494)	(3,238)	(3,233)
Dividends paid to stockholder	—	(40,000)	(100,000)
Other cash provided (applied)	(68,171)	(230,284)	57,706
Net cash from (for) financing and miscellaneous sources	(74,665)	(273,522)	(45,527)

Net change in cash, cash equivalents and short-term investments	(2,355)	47,264	(121,228)
Cash, cash equivalents and short-term investments:
Beginning of year	151,050	103,786	225,014
End of year	$148,695	$151,050	$103,786

Cash flow information for noncash transactions
Dividend from Integrity Life Insurance Company in the form of debt securities	$—	$—	$24,983
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$—	$99,102	$184,074

See accompanying notes.

6

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2016, approximately 68.0% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,073.7 million and $2,128.5 million were allocated to the Closed Block as of December 31, 2016 and 2015, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

7

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

8

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

9

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

10

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value

11

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at

12

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

13

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2016	2015
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	8.7%	9.2%
1941 Standard Industrial, 2-1/2% - 3-1/2%	11.1	11.4
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	21.5	22.4
1980 Commissioners Standard Ordinary, 4% - 6%	39.5	39.5
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	13.0	11.1
Other, 2-1/2% - 6%	4.7	4.8
	98.5%	98.4%
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.5	1.6
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2016 and 2015, reserves of $25.3 million and $21.1 million, respectively, were recorded on in-force amounts of $1,392.4 million and $1,163.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

14

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2016 and 2015. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2016, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $129.9 million and $76.6 million in the general and separate account, respectively. At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $143.9 million and $90.9 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2016 and 2015, the Company did not nonadmit any portion of the loaned securities.

15

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $115.1 million and $91.8 million at December 31, 2016 and 2015, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2016 and 2015, collateral managed by an unaffiliated agent, which approximated $17.6 million and $55.1 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2016, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2016 and 2015, the fair value of the total collateral in the general account was $132.7 million and $146.9 million, respectively. The fair value of the total collateral in the separate account was $78.3 million and $92.8 million at December 31, 2016 and 2015, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2016:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	124,870	124,870
31 to 60 days	12,734	12,732
61 to 90 days	10,202	10,204
91 to 120 days	500	500
121 to 180 days	20,976	20,961
181 to 365 days	18,389	18,390
1 to 2 years	600	600
2 to 3 years	—	—
Greater than 3 years	22,686	22,686
Total collateral	$210,957	$210,943

At December 31, 2016, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $133.0 million and $78.3 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

16

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
During 2016, the Company determined that its reserves related to certain classes of traditional life policies were understated due to an error in the calculation of premium mode factors. This resulted in a change of the aggregate reserve for traditional contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2016, the Company has recorded a $4.7 million decrease directly to surplus through the correction of traditional life reserves line on the statements of changes in capital and surplus.

17

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.
Reclassifications
Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the current year financial statement presentation.

Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2017.

18

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$35,039	$1,527	$(12)	$36,554
Debt securities issued by states of the U.S. and political subdivisions of the states	36,859	1,904	(133)	38,630
Corporate securities	2,655,818	320,135	(16,852)	2,959,101
Commercial mortgage-backed securities	67,731	1,693	(73)	69,351
Residential mortgage-backed securities	325,418	14,697	(2,763)	337,352
Asset-backed securities	311,381	9,963	(1,490)	319,854
Total	$3,432,246	$349,919	$(21,323)	$3,760,842

At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$83,495	$2,022	$(217)	$85,300
Debt securities issued by states of the U.S. and political subdivisions of the states	35,963	2,025	(96)	37,892
Corporate securities	2,624,255	276,677	(78,455)	2,822,477
Commercial mortgage-backed securities	73,839	2,030	(360)	75,509
Residential mortgage-backed securities	417,562	19,207	(2,066)	434,703
Asset-backed securities	332,020	6,717	(2,961)	335,776
Total	$3,567,134	$308,678	$(84,155)	$3,791,657

At December 31, 2016 and 2015, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $254.2 million and $248.5 million, respectively, and an aggregate fair value of $261.3 million and $232.8 million, respectively. As of December 31, 2016 and 2015, such holdings amounted to 7.4% and 7.0%, respectively, of the Company’s investments in debt securities and 2.5% and 2.5%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

19

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
Preferred stocks	$36,168	$4,708	$(211)	$40,665

Common stocks, unaffiliated	$922,506	$300,373	$(10,463)	$1,212,416
Common stocks, mutual funds	75,930	2,671	(1,402)	77,199
Common stocks, subsidiaries	1,649,559	541,653	—	2,191,212
	$2,647,995	$844,697	$(11,865)	$3,480,827

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$38,404	$5,497	$(152)	$43,749

Common stocks, unaffiliated	$943,952	$270,424	$(73,357)	$1,141,019
Common stocks, mutual funds	73,798	210	(3,106)	70,902
Common stocks, subsidiaries	1,574,558	372,172	—	1,946,730
	$2,592,308	$642,806	$(76,463)	$3,158,651

20

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(11)	$1,428	$(1)	$525
Debt securities issued by states of the U.S. and political subdivisions of the states	(133)	3,803	—	—
Corporate securities	(12,225)	329,179	(4,627)	92,719
Commercial mortgage-backed securities(1)	(73)	6,017	—	—
Residential mortgage-backed securities(1)	(1,407)	81,227	(1,356)	35,139
Asset-backed securities(1)	(1,031)	73,908	(459)	74,060
Total	$(14,880)	$495,562	$(6,443)	$202,443

Preferred stocks	$(211)	$3,552	$—	$—

Common stocks, unaffiliated	$(10,436)	$202,794	$(27)	$202
Common stocks, mutual funds	(1,238)	20,368	(164)	2,233
Total	$(11,674)	$223,162	$(191)	$2,435
(1) Amounts relate to securities subject to SSAP 43R.

21

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(206)	$59,578	$(11)	$499
Debt securities issued by states of the U.S. and political subdivisions of the states	(96)	7,441	—	—
Corporate securities	(76,471)	639,030	(1,984)	6,892
Commercial mortgage-backed securities(1)	(360)	17,203	—	—
Residential mortgage-backed securities(1)	(847)	79,604	(1,219)	43,404
Asset-backed securities(1)	(2,502)	194,567	(459)	31,545
Total	$(80,482)	$997,423	$(3,673)	$82,340

Preferred stocks	$(152)	$916	$—	$—

Common stocks, unaffiliated	$(63,577)	$295,777	$(9,780)	$23,710
Common stocks, mutual funds	(2,786)	59,222	(320)	2,157
Total	$(66,363)	$354,999	$(10,100)	$25,867
(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2016 and 2015, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 3.5% and 10.0% of the carrying value of securities considered temporarily impaired at December 31, 2016 and 2015, respectively. At December 31, 2016, there were a total of 250 securities held that are considered temporarily impaired, 39 of which have been impaired for 12 months or longer. At December 31, 2015, there were a total of 429 securities held that were considered temporarily impaired, 32 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $21.5 million, $24.8 million and $7.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

22

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following is a list of each loan-backed security held at December 31, 2016, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2016, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2016:
46628S-AH-6	$1,973	$1,946	$27	$1,946	$1,895	06/30/2016
46628S-AJ-2	1,119	1,106	13	1,106	1,045	06/30/2016
86359D-SR-9	380	380	—	380	349	06/30/2016
45660L-2V-0	2,297	2,287	10	2,287	2,176	09/30/2016
32051G-RW-7	1,737	1,713	24	1,713	1,678	12/31/2016
60467M-AB-7	2,175	1,903	272	1,903	1,903	12/31/2016
60467M-AC-5	22,514	19,160	3,354	19,160	19,160	12/31/2016
75952A-AF-4	713	524	189	524	524	12/31/2016
Total	XXX	XXX	$3,889	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2016, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2016, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$122,564	$124,024
After one through five	422,123	442,721
After five through ten	447,118	483,945
After ten	1,735,911	1,983,595
Mortgage-backed securities/asset-backed securities	704,530	726,557
Total	$3,432,246	$3,760,842

23

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2016, 2015 and 2014 were $322.4 million, $354.6 million, and $415.0 million; gross gains of $10.3 million, $14.4 million, and $12.3 million and gross losses of $2.1 million, $2.3 million, and $3.5 million were realized on these sales in 2016, 2015 and 2014, respectively.
Proceeds from the sales of investments in equity securities during 2016, 2015 and 2014 were $518.2 million, $692.5 million, and $654.0 million; gross gains of $107.4 million, $200.2 million, and $184.8 million and gross losses of $34.8 million, $67.9 million, and $5.7 million were realized on these sales in 2016, 2015 and 2014, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Realized capital gains (losses)	$28,756	$68,993	$188,626
Less amount transferred to IMR (net of related taxes (benefits) of $4,493 in 2016, $7,171 in 2015, and ($41) in 2014)	8,344	13,318	(77)
Less federal income tax expense (benefit) of realized capital gains (losses)	18,724	39,714	66,676
Net realized capital gains (losses)	$1,688	$15,961	$122,027

Net investment income was generated from the following for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Debt securities	$186,531	$181,382	$172,385
Equity securities	42,688	251,800	402,266
Mortgage loans	3,973	2,368	1,091
Real estate	13,401	13,414	13,467
Policy loans	12,206	11,969	12,355
Cash, cash equivalents and short-term investments	631	552	432
Other invested assets	80,561	101,096	100,852
Other	1,227	1,471	1,077
Gross investment income	341,218	564,052	703,925
Investment expenses	19,053	18,728	18,364
Net investment income	$322,165	$545,324	$685,561

24

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2016, 92.4% of such mortgages, or $53.3 million, involved properties located in Arizona, Missouri, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.0 million. During 2016, the respective minimum and maximum lending rates for mortgage loans issued were 3.90% and 3.90%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2016, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds. In 2015, the Company discontinued the use of swaptions and, in 2016, the Company discontinued the use of interest rate swaps for hedging interest rates.The interest rate swaps were forward starting and allowed the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provided the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes. These instruments were carried at fair value on the balance sheet with changes in fair value recorded in surplus. If the instruments were terminated prior to maturity, proceeds were exchanged equal to the fair value of the contract and a realized gain or loss would have been recognized. There was no limit on maximum exposure at year end December 31, 2015. The net fair value was $(1.0) million for the year ended December 31, 2015. The change in fair value was $1.0 million, $47.5 million, and $(77.4) million for the years ended December 31, 2016, 2015, and 2014, respectively.
In 2016, to coincide with the discontinuance of interest rate swaps, the Company discontinued the use of its collateral agreement with the counterparty whereby under certain conditions the counterparty was required to post assets on the Company’s behalf. The posted amount was equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that were based on the credit rating of the counterparty. Inversely, if the net fair value of the swap was negative, then the Company may have been required to post assets using similar thresholds. At December 31, 2015, $15.9 million of cash and security collateral had been posted by the Company.

25

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2016	2015
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$—	$153
Gross amounts offset	—	—
Net amount of assets	$—	$153

Derivative liabilities:
Gross amount of recognized liabilities	$—	$(1,174)
Gross amounts offset	—	—
Net amount of liabilities	$—	$(1,174)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 6 rated industrial and miscellaneous bonds, interest rate swaps, and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed during 2016.

26

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

27

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed in 2016.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

28

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016
Assets:
Bonds, industrial & misc.	$4,012	$—	$4,012	$—
Common stocks, unaffiliated	1,212,416	1,212,416	—	—
Common stocks, mutual funds	77,199	77,199	—	—
Separate account assets	994,109	657,881	259,445	76,783
Total assets	$2,287,736	$1,947,496	$263,457	$76,783

At December 31, 2015
Assets:
Bonds, industrial & misc.	$2,691	$—	$2,691	$—
Common stocks, unaffiliated	1,141,019	1,141,019	—	—
Common stocks, mutual funds	70,902	70,902	—	—
Derivative assets	153	—	153	—
Separate account assets	982,729	658,971	252,525	71,233
Total assets	$2,197,494	$1,870,892	$255,369	$71,233

Liabilities:
Derivative liabilities	$(1,174)	$—	$(1,174)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016 are as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2016	Net Income	Surplus	Other				December 31, 2016
	(In Thousands)
Assets:
Separate account assets	$71,233	$—	$—	$4,275	$1,275	$—	$—	$76,783
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

29

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$9,030	$—	$—	$(7,755)	$1,275

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2015	Net Income	Surplus	Other				December 31, 2015
	(In Thousands)
Assets:
Separate account assets	$74,892	$—	$—	$5,621	$(9,280)	$—	$—	$71,233
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$7,977	$—	$—	$(17,257)	$(9,280)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 and 2015.

30

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,432,246	$3,760,842	$15,640	$3,724,838	$20,364
Common stock:
Unaffiliated	1,212,416	1,212,416	1,212,416	—	—
Mutual funds	77,199	77,199	77,199	—	—
Preferred stock	36,168	40,665	—	28,628	12,037
Mortgage loans	57,655	57,301	—	—	57,301
Cash, cash equivalents and short-term investments	148,695	148,695	148,695	—	—
Other invested assets, surplus notes	36,083	40,889	—	40,889	—
Securities lending reinvested collateral assets	17,592	17,592	17,592	—	—
Separate account assets	994,109	994,109	657,881	259,445	76,783

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,185)	$(5,488)	$—	$—	$(5,488)
Securities lending liability	(132,988)	(132,988)	—	(132,988)	—

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,567,134	$3,791,657	$69,443	$3,701,361	$20,853
Common stock:
Unaffiliated	1,141,019	1,141,019	1,141,019	—	—
Mutual funds	70,902	70,902	70,902	—	—
Preferred stock	38,404	43,749	—	34,249	9,500
Mortgage loans	41,006	41,907	—	—	41,907
Cash, cash equivalents and short-term investments	151,050	151,050	151,050	—	—
Other invested assets, surplus notes	36,109	39,264	—	39,264	—
Securities lending reinvested collateral assets	55,101	55,101	55,101	—	—
Derivative assets	153	153	—	153	—
Separate account assets	982,729	982,729	658,971	252,525	71,233

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,395)	$(5,791)	$—	$—	$(5,791)
Derivative liabilities	(1,174)	(1,174)	—	(1,174)	—
Securities lending liability	(147,360)	(147,360)	—	(147,360)	—

31

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

4. Related-Party Transactions
The Company owns a 100% interest in WSLAC, whose carrying value is $1.1 billion at December 31, 2016. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:
WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,087,795	$10,217,366
Preferred and common stocks	266,127	277,035
Investment in common stock of subsidiaries	1,217	1,145
Mortgage loans	821,278	788,310
Policy loans	35,470	37,729
Cash, cash equivalents and short-term investments	94,176	109,739
Receivable for securities	3,581	15,694
Derivatives	472	1,607
Receivable for collateral on derivatives	—	7,660
Securities lending reinvested collateral assets	115	55,328
Other invested assets	236,263	223,080
Total cash and invested assets	11,546,494	11,734,693

Investment income due and accrued	90,727	95,602
Premiums deferred and uncollected	22,079	21,231
Current federal income taxes recoverable from parent	—	15,251
Net deferred income tax asset	29,837	24,082
Funds withheld under coinsurance agreement	624,512	625,435
Other admitted assets	13,497	11,444
Separate account assets	22,911	25,637
Total admitted assets	$12,350,057	$12,553,375

32

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,308,514	$9,565,248
Liability for deposit-type contracts	1,461,456	1,413,140
Policy and contract claims	26,091	24,766
Premiums received in advance	374	604
Total policy and contract liabilities	10,796,435	11,003,758

General expense due and accrued	755	1,250
Current federal income taxes payable to parent	647	—
Transfer to (from) separate accounts due and accrued, net	(177)	(492)
Asset valuation reserve	148,102	149,421
Interest maintenance reserve		—
Other liabilities	50,221	31,144
Derivatives	—	7,159
Payable for securities lending	238,325	340,262
Separate account liabilities	22,911	25,637
Total liabilities	11,257,219	11,558,139

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	299,030	201,428
Total capital and surplus	1,092,838	995,236
Total liabilities and capital and surplus	$12,350,057	$12,553,375

33

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

WSLAC Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$612,121	$578,632	$801,533
Net investment income	480,104	514,845	540,884
Considerations for supplementary contracts with life contingencies	2,719	4,747	2,857
Amortization of the interest maintenance reserve	(586)	3,965	7,465
Fees from management of separate accounts	279	343	405
Other revenues	28,964	32,715	34,932
Total premiums and other revenues	1,123,601	1,135,247	1,388,076
Benefits paid or provided:
Death benefits	206,855	193,064	180,129
Annuity benefits	264,311	271,448	258,373
Disability and accident and health benefits	2,564	2,627	2,744
Surrender benefits	601,651	657,761	649,134
Payments on supplementary contracts with life contingencies	3,328	3,298	3,150
Other benefits	1,992	1,816	1,650
Increase (decrease) in policy reserves and other policyholders’ funds	(224,695)	(275,351)	(64,126)
Total benefits paid or provided	856,006	854,663	1,031,054
Insurance expenses and other deductions:
Commissions	33,187	29,449	41,666
Commission and expense allowance on reinsurance assumed	2,251	2,425	2,962
General expenses	98,339	102,471	107,469
Net transfers to (from) separate accounts	(3,605)	(5,940)	(6,092)
Other deductions	3,792	4,398	3,340
Total insurance expenses and other deductions	133,964	132,803	149,345
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	133,631	147,781	207,677
Federal income tax expense (benefit), excluding tax on capital gains	46,082	56,608	62,243
Gain (loss) from operations before net realized capital gains (losses)	87,549	91,173	145,434
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(32,327)	(23,204)	34,147
Net income (loss)	$55,222	$67,969	$179,581

34

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $1.0 million, $1.1 million, and $37.9 million in 2016, 2015 and 2014, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.4 million and $12.6 million at December 31, 2016 and 2015, respectively.
At December 31, 2016 and 2015, the Company had $65.5 million and $60.7 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2016. The contribution was in the form of cash.
The Company paid a $45.0 million capital contribution to Integrity in December 2016. The contribution was in the form of cash.
The Company paid a $40.0 million ordinary dividend to WSFG in December 2015. The dividend was in the form of cash.
The Company received a $179.0 million ordinary dividend from WSLAC in December 2015. The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.
The Company received a $25.0 million ordinary dividend from Integrity in December 2015. The dividend was in the form of cash.
The Company paid a $50.0 million capital contribution to Columbus Life in December 2015. The contribution was in the form of cash.
The Company received a $117.7 million ordinary dividend and a $132.3 million extraordinary dividend from WSLAC in December 2014. The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.
The Company paid a $100.0 million ordinary dividend to WSFG in December 2014. The dividend was in the form of cash.
The Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from Integrity in December 2014. The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.
The Company had $24.9 million and $26.0 million receivable from parent, subsidiaries and affiliates as of December 31, 2016 and 2015, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2016 or 2015. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

35

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $552.3 million and $573.0 million at December 31, 2016 and 2015, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.1 million at December 31, 2016 and 2015, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Direct premiums	$257,690	$259,270	$265,825
Assumed premiums:
Affiliates	2,548	3,077	2,985
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,496)	(6,150)	(5,598)
Net premiums	$253,742	$256,197	$263,212

36

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,519	3,355	3,598
Policy and contract liabilities:
Affiliates	524,323	573,039	593,543
Nonaffiliates	49,422	48,428	55,456
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	511	89	184

In 2016, 2015 and 2014, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2016, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2016, if all reinsurance agreements were cancelled.

37

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $13.6 million and $(15.3) million at December 31, 2016 and 2015, respectively. The tax years 2008 through 2016 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2016, in the event of future net losses is $36.8 million, $80.2 million, and $94.5 million from 2016, 2015 and 2014, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$335,213	$20,961	$356,174
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	335,213	20,961	356,174
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	335,213	20,961	356,174
(f)	Deferred tax liabilities	157,838	101,874	259,712
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$177,375	$(80,913)	$96,462

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$332,435	$43,969	$376,404
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	332,435	43,969	376,404
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	332,435	43,969	376,404
(f)	Deferred tax liabilities	144,198	92,858	237,056
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$188,237	$(48,889)	$139,348

38

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$2,778	$(23,008)	$(20,230)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	2,778	(23,008)	(20,230)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	2,778	(23,008)	(20,230)
(f)	Deferred tax liabilities	13,640	9,016	22,656
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(10,862)	$(32,024)	$(42,886)

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$84,065	$12,397	$96,462
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	707,243
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	251,148	8,564	259,712
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$335,213	$20,961	$356,174

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$117,319	$22,029	$139,348
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	660,697
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	215,116	21,940	237,056
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$332,435	$43,969	$376,404

39

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(33,254)	$(9,632)	$(42,886)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	46,546
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	36,032	(13,376)	22,656
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$2,778	$(23,008)	$(20,230)

	2016	2015
	(in thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,072%	1,054%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$502,086	$473,775

		12/31/2016
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$335,213	$20,961
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%
(c)	Net Admitted Adjusted Gross DTAs amount	$335,213	$20,961
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%

		12/31/2015
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$332,435	$43,969
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$332,435	$43,969
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%

40

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)

(a)	Adjusted gross DTAs amount	$2,778	$(23,008)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(8.38)%	(2.37)%
(c)	Net Admitted Adjusted Gross DTAs amount	$2,778	$(23,008)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(8.38)%	(2.37)%

The Company's tax planning strategies do not include the use of reinsurance.

Current income taxes incurred consist of the following major components:

			12/31/2016	12/31/2015	12/31/2014
			(in thousands)
(1)	Current income tax
	(a)	Federal	$4,989	$28,502	$35,090
	(b)	Foreign	204	318	488
	(c)	Subtotal	5,193	28,820	35,578
	(d)	Federal income tax on net capital gains	18,724	39,714	66,676
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$23,917	$68,534	$102,254
41

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2016	12/31/2015	Change
	(a)	Ordinary	(in thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	76,720	70,625	6,095
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	29,448	30,099	(651)
		(6) Policyholder dividends accrual	8,675	8,921	(246)
		(7) Fixed assets	5,595	2,019	3,576
		(8) Compensation and benefits accrual	170,531	179,982	(9,451)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	39,274	34,678	4,596
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,970	6,111	(1,141)
		(99) Subtotal	335,213	332,435	2,778
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	335,213	332,435	2,778
	(e)	Capital
		(1) Investments	20,961	43,969	(23,008)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	20,961	43,969	(23,008)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	20,961	43,969	(23,008)
	(i)	Admitted deferred tax assets (2d + 2h)	$356,174	$376,404	$(20,230)

42

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2016	12/31/2015	Change
(3)	Deferred tax liabilities:		(in thousands)
	(a)	Ordinary
		(1) Investments	$137,670	$123,144	$14,526
		(2) Fixed assets	949	752	197
		(3) Deferred and uncollected premium	16,621	16,898	(277)
		(4) Policyholder reserves	2,564	3,375	(811)
		(5) Other	34	29	5
		(99) Subtotal	157,838	144,198	13,640
	(b)	Capital
		(1) Investments	101,874	92,858	9,016
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	101,874	92,858	9,016
	(c)	Deferred tax liabilities (3a99 + 3b99)	259,712	237,056	22,656
(4)	Net deferred tax assets/liabilities (2i - 3c)		$96,462	$139,348	$(42,886)

Among the more significant book-to-tax adjustments were the following:

	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate	12/31/2014	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$30,050	35.00%	$122,467	35.00%	$217,574	35.00%
Dividends received deduction	(5,082)	(5.92)	(76,648)	(21.91)	(126,628)	(20.37)
Tax credits	(2,720)	(3.17)	(2,616)	(0.75)	(1,821)	(0.29)
Other invested assets and nonadmitted change	(9,324)	(10.86)	(20,488)	(5.86)	(587)	(0.09)
Post-retirement benefit plans	—	—	1,405	0.40	7,575	1.22
STAT reserve change	(1,647)	(1.92)	(829)	(0.24)	—	0.00
Other	(5,154)	(6.00)	(5,003)	(1.41)	1,236	0.19
Total statutory income taxes	$6,123	7.13%	$18,288	5.23%	$97,349	15.66%

Federal taxes incurred	$23,917	27.86%	$68,534	19.59%	$102,254	16.45%
Change in net deferred income taxes	(17,794)	(20.73)	(50,246)	(14.36)	(4,905)	(0.79)
Total statutory income taxes	$6,123	7.13%	$18,288	5.23%	$97,349	15.66%

At December 31, 2016, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.

43

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2016 and 2015, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $481.6 million by the end of 2017 without seeking prior regulatory approval based on capital and surplus of $4,815.5 million at December 31, 2016.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2016, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2016, the Company has future commitments to provide additional capital contributions of $397.7 million to investments in joint ventures organized as limited partnerships or limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

44

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2016, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	353,075	—	—	353,075	27.6
Not subject to discretionary withdrawal	9,626		914,875	924,501	72.4
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	362,701	—	914,875	1,277,576	100.0%
Less reinsurance ceded	123,249	—	—	123,249
Net annuity reserves and deposit-type contract liabilities	$239,452	$—	$914,875	$1,154,327

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.

45

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,003,308	$1,046,429	$183,347	$219,041
Service cost	18,051	21,331	621	924
Interest cost	36,328	41,505	6,327	8,347
Contribution by plan participants	—	—	4,605	4,658
Actuarial (gain) loss	27,710	(49,087)	(9,757)	(35,361)
Benefits paid	(69,697)	(56,870)	(15,643)	(14,262)
Plan amendments	—	—	—	—
Benefit obligation at end of year	$1,015,700	$1,003,308	$169,500	$183,347

Change in plan assets:
Fair value of plan assets at beginning of year	$887,429	$904,927	$—	$—
Actual return on plan assets	90,143	39,372	—	—
Employer contribution	7,000	—	11,039	9,604
Plan participants’ contributions	—	—	4,604	4,658
Benefits paid	(69,697)	(56,870)	(15,643)	(14,262)
Fair value of plan assets at end of year	$914,875	$887,429	$—	$—

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(100,825)	$(115,879)	$(169,500)	$(183,347)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(100,825)	$(115,879)	$(169,500)	$(183,347)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(966,933)	$(961,596)	$(169,500)	$(183,347)

*	Nonadmitted if overfunded

46

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Pension Benefits
	2016	2015	2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$18,051	$21,331	$16,175
Interest cost	36,329	41,505	41,110
Expected return on plan assets	(64,585)	(65,747)	(64,416)
Amount of recognized gains and losses	35,764	41,969	30,245
Amount of prior service cost recognized	(5,134)	(1,019)	(1,019)
Total net periodic benefit cost (benefit)	$20,425	$38,039	$22,095

	Postretirement Medical
	2016	2015	2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$621	$924	$878
Interest cost	6,327	8,347	9,413
Amount of recognized gains and losses	(1,669)	25	(25)
Amount of prior service cost recognized	(1,075)	(1,074)	(1,074)
Total net periodic benefit cost (benefit)	$4,204	$8,222	$9,192

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$437,653	$501,314	$(39,815)	$(5,504)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	5,134	1,019	1,075	1,075
Net gain and loss arising during the period	2,151	(22,711)	(9,740)	(35,360)
Net gain and loss recognized	(35,764)	(41,969)	1,669	(26)
Items not yet recognized as a component of net periodic cost - current year	$409,174	$437,653	$(46,811)	$(39,815)

47

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(5,134)	(3,600)	(1,503)	(1,075)
Net recognized gains and (losses)	32,072	35,499	(2,665)	(1,492)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(21,761)	(26,895)	(9,702)	(10,777)
Net recognized gains and (losses)	430,935	464,548	(37,092)	(29,038)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015

Discount rate	4.35%	4.05%	4.31%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015

Discount rate	4.17%	4.35%	4.12%	4.31%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $100.8 million and $115.9 million at December 31, 2016 and 2015, respectively.
Effective January 1, 2016, the Company elected to utilize a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. Historically, the Company estimates these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company made the change to provide a more precise measurement of service

48

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The Company accounted for this change as a change in accounting estimate and, accordingly, accounted for it prospectively. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.35% at December 31, 2015 to 4.17% at December 31, 2016. This resulted in a $22.7 million increase in the pension benefit obligation in 2016. The discount rate was increased from 4.05% at December 31, 2014 to 4.35% at December 31, 2015. This resulted in a $40.8 million decrease in the pension benefit obligation in 2015.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.
The asset allocation for the defined benefit pension plan at the end of 2016 and 2015, and the target allocation for 2016 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2016	2016	2015
Asset category:
Equity securities	55%	60%	59%
Fixed income securities	15	14	14
Short-term investments	5	2	4
Other	25	24	23
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

49

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

•	Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•	Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.
Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

50

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,313	$14,313	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,444	—	3,444	—
Corporate securities	76,348	—	73,230	3,118
Residential mortgage-backed securities	14,355	—	14,355	—
Commercial mortgage-backed securities	211	—	211	—
Asset-backed securities	9,001	—	9,001	—
Equity securities:
Common equity	390,521	390,521	—	—
Mutual funds	157,469	157,469	—	—
Preferred stock	3,769	—	3,769	—
Other invested assets:
Private equity and fixed income funds	205,831	—	148,807	57,024
Surplus notes	5,013	—	5,013	—
Real estate	14,928	—	—	14,928
Other assets	98,906	95,578	1,615	1,713
Total plan assets	$994,109	$657,881	$259,445	$76,783

51

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,355	$12,355	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,399	—	3,399	—
Corporate securities	74,565	—	71,323	3,242
Residential mortgage-backed securities	19,813	—	19,813	—
Commercial mortgage-backed securities	805	—	805	—
Asset-backed securities	10,798	—	10,798	—
Equity securities:
Common equity	337,446	337,446	—	—
Mutual funds	179,976	179,976	—	—
Preferred stock	3,872	—	3,872	—
Other invested assets:
Private equity and fixed income funds	188,595	—	135,408	53,187
Surplus notes	4,826	—	4,826	—
Real estate	12,991	—	—	12,991
Other assets	133,288	129,194	2,281	1,813
Total plan assets	$982,729	$658,971	$252,525	$71,233

52

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Assets as of	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	January 1, 2016						December 31, 2016
	(In Thousands)

Corporate securities	$3,242	$(81)	$—	$(43)	$—	$—	$3,118
Other invested assets:
Private equity and fixed income funds	53,187	2,419	—	1,418	—	—	57,024
Real estate	12,991	1,937	—	—	—	—	14,928
Other assets	1,813	—	—	(100)	—	—	1,713
Total	$71,233	$4,275	$—	$1,275	$—	$—	$76,783

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(43)	$(43)
Other invested assets:
Private equity and fixed income funds	9,030	—	—	(7,612)	1,418
Real estate	—	—	—	—	—
Other assets	—	—	—	(100)	(100)
Total	$9,030	$—	$—	$(7,755)	$1,275

53

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Beginning Assets as of January 1, 2015	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2015
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	(In Thousands)
Corporate securities	$3,318	$(35)	$—	$(41)	$—	$—	$3,242
Other invested assets:
Private equity and fixed income funds	51,382	5,363	—	(3,558)	—	—	53,187
Real estate	17,114	291	—	(4,414)	—	—	12,991
Other assets	3,078	—	—	(1,265)	—	—	1,813
Total	$74,892	$5,619	$—	$(9,278)	$—	$—	$71,233

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(41)	$(41)
Asset-backed securities	—	—	—	—	—
Other invested assets:
Private equity and fixed income funds	5,498	—	—	(9,056)	(3,558)
Real estate	2,480	—	—	(6,894)	(4,414)
Other assets	—	—	—	(1,265)	(1,265)
Total	$7,978	$—	$—	$(17,256)	$(9,278)

For measurement purposes of the postretirement benefit obligation at December 31, 2016, a 5.50 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2017. The rate was assumed to decrease gradually to 4.75 percent for 2023 and remain at that level thereafter.

54

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2016, by $22.1 million and $(18.4) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2016 by $1.0 million and $(0.8) million, respectively.
At December 31, 2016, the assets of the Company’s pension include approximately $68.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $185.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2015, the assets of the Company’s pension include approximately $69.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $172.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.8 million investment in a group annuity contract issued by Lafayette Life.
As of December 31, 2016, future benefit payments for the pension plan are expected as follows (in millions):

2017	$54.1
2018	54.5
2019	54.9
2020	55.6
2021	56.5
Five years thereafter	296.6

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2017	$11.0
2018	10.7
2019	10.7
2020	10.8
2021	10.9
Five years thereafter	52.0

The Company contributed $7.0 million to the pension plan in 2016. The Company does not anticipate a required contribution to the pension plan during 2017.
The Company made contributions to the postretirement medical plan of $11.0 million in 2016 and expects to contribute $106.1 million between 2017 and 2025, inclusive. The Company received $0.0 million of subsidies in 2016. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

55

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.8 million, $4.2 million, and $5.9 million for 2016, 2015 and 2014, respectively.
11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2016, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$6,561	$469
Ordinary renewal	73,711	50,937
Accident and health renewal	466	356
Assumed investment type-contracts	526	526
Total	$81,264	$52,288

56

Financial Statement Schedules (Statutory-Basis)

57

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2016
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$73,428	$75,915	$73,428
States, municipalities and political
subdivisions	265,001	277,980	265,001
Foreign governments	33,389	35,611	33,389
All other corporate bonds	3,060,428	3,371,336	3,060,428
Preferred stocks	36,168	40,665	36,168
Total fixed maturities	3,468,414	3,801,507	3,468,414

Equity securities
Common stocks:
Industrial, miscellaneous and all other	998,436	1,289,615	1,289,615

Mortgage loans on real estate	57,655		57,655
Real estate	29,104		29,104
Policy loans	167,005		167,005
Other long-term investments	318,394		318,394
Cash, cash equivalents and short-term
investments	166,287		166,287
Total investments	$5,205,295		$5,496,474

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

58

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2016
Individual life	$2,554,579	$—	$32,455	$226,814	$169,578	$230,257	$78,096
Individual health	253,076	1,932	3,095	21,340	14,425	21,692	13,894	$21,308
Group life and health	92,408	—	521	4,190	4,840	9,805	344	—
Annuity	7,257	—	12,190	1,422	382	137,776	1,114
Corporate and other	—	—	—	—	132,940	—	45,547
	$2,907,320	$1,932	$48,261	$253,766	$322,165	$399,530	$138,995

Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

59

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$15,167,224	$2,087,962	$284,222	$13,363,484	2%
Premiums:
Individual life	$227,379	$1,716	$1,151	$226,814	1%
Individual health	26,121	4,780	—	21,341	—
Group life and health	4,190	—	—	4,190	—
Annuity	24	—	1,397	1,421	98%
	$257,714	$6,496	$2,548	$253,766	1%

Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

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INT VAROOM II    April 2017

PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the Year Ended December 31, 2016
Statements of Changes in Net Assets for the Years Ended December 31, 2016 and 2015
Notes to Financial Statements

Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2016 and 2015
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2016 and 2015
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2016, 2015
and 2014
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant's Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.	Not Applicable

3.

a.
Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.
Form of owner driven variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

b.
Form of death benefit rider. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

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INT VAROOM II    April 2017

c.
Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

e.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

f.
Form of traditional and SEP IRA Endorsement. Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.
Form of Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

6.

a.	Certificate of Incorporation of Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.	By-Laws of Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.	Not applicable.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

c.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed April 23, 2008.

d.
Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.
Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010. Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

f.
Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.
ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

h.
Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

i.
Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010. Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.	Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

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INT VAROOM II    April 2017

13.
Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, James N. Clark, Jo Ann Davidson, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011. Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28, 2011.

14.
Guarantee from WSLIC to the policyholders of Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer

Edward J. Babbitt	Director, Secretary

Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer

Brendan M. White	Senior Vice President and Co-Chief Investment Officer

Karen A. Chamberlain	Senior Vice President and Chief Information Officer

Kevin L. Howard	Senior Vice President and General Counsel

Daniel W. Harris	Senior Vice President and Chief Actuary

Mark E. Caner	Senior Vice President

Daniel J. Downing	Senior Vice President

Lisa B. Fangman	Senior Vice President

D. Todd Henderson	Senior Vice President and Chief Risk Officer

Bradley J. Hunkler	Senior Vice President and Chief Financial Officer

James J. Vance	Senior Vice President and Treasurer

Wade M. Fugate	Vice President and Controller

Bruce W. Maisel	Vice President and Chief Compliance Officer

Terrie A. Wiedenheft	Vice President

Phillip E. King	Vice President and Auditor

Paul M. Kruth	Vice President

Daniel R. Larsen	Vice President

Denise L. Sparks	Vice President

Barbara A. Edwards	Assistant Vice President

Robert F. Noschang	Assistant Vice President

Brian A. Eichhold	Assistant Vice President

Donald P. Myers	Assistant Vice President

Ryan K. Richey	Assistant Vice President

Andrew P. Shull	Assistant Vice President

Jacob C. Steuber	Assistant Vice President

James R. Murray	Assistant Vice President

Aaron J. Wolf	Assistant Vice President and Chief Underwriter

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rebecca L. Deppen	Manager, Annuity New Business

Sharon A. Cummings	Licensing Officer

Brenda L. Elliott	Manager, Licensing

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INT VAROOM II    April 2017

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202.

Item 26.	Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
309 Holding LLC	DE	LLC	97% by Eagle Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Alta Stony Point, LLC	DE	LLC	49% by Stony Investor Holding, LLC; 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ascent Plainfield, LLC	IN	LLC	64% by Stout Metro Housing Holding, LLC; 1% by ERI	owns real estate entities
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis JV, LLC	KY	LLC	64% by 1373 Lexington Road Investor Holding, LLC; 1% by ERI	owns/operates real estate
Axis Louisville, LLC	KY	LLC	100% by Axis JV, LLC	owns/operates real estate
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC: 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by FWIA; 40% by Peppertree Partners, LLC	manages private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manages private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CCA CBD Cincinnati LLC	OH	LLC	100% by 309 Holding, LLC	owns/operates real estate
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC; 49% by WSLR Dallas LLC; 1% by ERI	owns/operates real estate

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INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Cincinnati Analysts, Inc.	DE	Corp	100% by CLIC	broker-dealer/ investment advisor
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership by CLIC	owns real estate entities
Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% by ERG	owns/operates real estate
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
Columbus Life Insurance Company (CLIC)	OH	Corp	100% by WSLIC	insurance company
Concorde Circle Apartments, LLC	DE	LLC	49% by Linthicum Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Countryside-Alexander Investments, LLC	FL	LLC	69% by Golf Countryside Investor Holding, LLC; 1% by ERI	owns/operates real estate
Cove Housing Investor Holding, LLC	OH	LLC	49% by Cove Housing Investor Holdings, LLC; 1% by ERI	owns real estate entities
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Cranberry NP Hotel Company, LLC	PA	LLC	74% by NP Cranberry Hotel Investor LLC; 1% by ERI	owns/operates real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Curve Luxury Apartments Investors, LLC	DE	LLC	59% by MC Investor Holdings, LLC; 1% by ERI	owns real estate entities
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	owns/operates real estate
Countryside-Alexander Investments, LLC	FL	LLC	69% by Golf Countryside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Cove Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% by Daybreak Parkway Land Partners, LLC	owns/operates real estate
Daybreak Parkway Land Partners, LLC	DE	LLC	64% by Crossings Apartments Holdings, LLC; 1% by ERI	owns real estate entities
Delco Lofts, LLC	OH	LLC	99% by Patterson at First Investor Holdings, LLC	owns/operates real estate
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings, LLC; 1% by ERG	owns/operates real estate
Dublin Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dwell at Legacy, LLC	TX	LLC	50% by Sonterra Legacy Investor Holdings, LLC	owns/operates real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% by ERG	investment adviser
Eagle Realty Group, LLC (ERG)	OH	LLC	100% by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% by ERG	real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529% by ERI	owns real estate entities

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INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Elan Dallas City Lights GP, LLC	DE	LLC	100% by Elan Dallas City Lights, LLC	owns real estate entities
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP; 1% by Elan Dallas City Lights GP, LLC	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	DE	LP	100% by Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Domestic Fund LP	DE	LP	GP is Fort Washington Global Alpha GP LLC; WSFG is sole limited partner	hedge fund
Fort Washington Global Alpha GP LLC	DE	LLC	100% by FWIA	GP of hedge fund
Fort Washington Global Alpha Master Fund LP	Cay- men Isles	LP	GP is Fort Washington Global Alpha GP LLC; Fort Washington Global Alpha Domestic Fund LP is limited partner	hedge fund
Fort Washington Global Alpha SLP LLC	DE	LLC	50% by FWIA	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	GP is FWPEI IX GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	GP is FWPEI IX GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	GP is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC; investors include WSLIC	private equity fund

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INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
FWPEI IX GP, LLC	DE	LLC	100% by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by FWIA	manages private equity fund
FWPEO III GP, LLC	DE	LLC	100% by FWIA	manages private equity fund
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Golf Countryside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Golf Sabal Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% LP interest by LLIC	owns real estate entities
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company	owns operating entities
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing
Integrity Life Insurance Company (ILIC)	OH	Corp	100% by WSLIC	insurance company
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate

7

INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
Jacksonville Salisbury Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC; 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
LLIA, Inc.	OH	Corp	100% by The Lafayette Life Insurance Company	insurance agency
Lookout Corporate Center	KY	JVGP	50% by WS Lookout GP, LLC	owns/operates real estate
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% by ERG	owns/operates real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Main Hospitality Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% by ERG	owns real estate entities
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	owns/operates real estate
National Integrity Life Insurance Company	NY	Corp	100% by ILIC	insurance company
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Cincinnati LLC; 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
8

INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% by ILIC	owns real estate entities
Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manages private equity fund
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% by ERG	owns real estate entities
Perimeter Project Owner, LLC	DE	LLC	100% by Perimeter TC Investor Holdings, LLC	owns/operates real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Pleasanton Hotel Holding Company, LLC	DE	LLC	69% by Pleasanton Hotel Investor Holdings, LLC; 1% by ERI	owns real estate entities
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Pleasanton Project Owner, LLC	DE	LLC	100% by Pleasanton Hotel Investor Holdings, LLC	owns/operates real estate
Portiva Residences, LLC	DE	LLC	49% by Jacksonville Salisbury Apartment Holdings, LLC; 1% by ERI	owns/operates real estate
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	OH	LLC	100% by ERG	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% by WSLIC; 0.25 by ERI	owns/operates real estate
R4 Housing Partners V LP	DE	LP	9.3% LP interest by LLIC	owns real estate entities
R4 Housing Partners VI LP	DE	LP	16.7 LP interest by LLIC	owns real estate entities
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% by WSLIC	real estate ownership entities
Ridge at Robinson Apartments, LLC	DE	LLC	59% by Settlers Ridge Robinson Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)

9

INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Russell Bay Fee Owner LLC	DE	LLC	100% by Russell Bay Land Partners LLC	owns/operates real estate
Russell Bay Land Partners LLC	DE	LLC	88.63% by Russell Bay Apartment Holdings, LLC; 1.38% by ERI	owns real estate entities
Sabal-Alexander Investments, LLC	FL	LLC	69% by Golf Sabal Investor Holdings, LLC; 1% by ERI	owns/operates real estate
San Tan Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd.; 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC; 1% by ERI	owns real estate entities
Skye at Maple Grove II, LLC	DE	LLC	100% by Skye at Arbor Lakes II, LLC	owns real estate entities
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	KY	LLC	25% by WSLIC; 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (ERG, Trustee)	owns real estate entities
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by WSFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC; 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

10

INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
The Cove Apartments, LLC	DE	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
The Cove JV, LLC	DE	LLC	100% by The Cove Apartments, LLC	owns real estate entities
The Flats at Tan San, LLC	TX	LLC	49% by San Tan Investor Holdings, LLC; 1% by ERI	owns real estate entities
The Lafayette Life Insurance Company (LLIC)	OH	Corp	100% by WSFG
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Trevi Fee Owner, LLC	DE	LLC	100% by Trevi Land Partners, LLC	owns/operates real estate
Trevi Land Partners, LLC	DE	LLC	64% by Trevi Apartment Holdings, LLC; 1% by ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vernazza Apartments, LLC	DE	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Vinings Trace, LLC	IN	LLC	99% by WSLIC; 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Non Profit Corp	Grants awarded by WSFG	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% by WSMHC	holding company

11

INT VAROOM II    April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	owns operating entities
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	insurance company
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by ERG, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
WL Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
WL Houston Parkway, LLC	TX	LLC	55% by WL Apartments Holdings, LLC; 1% by ERI
Wright Executive Hotel Limited Partners	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSFG WG Aurora IL, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSFG WG Holding RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Providence RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.    Number of Contract Owners

As of May 8, 2017, 1,816 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

Integrity's By-Laws provide, in Article V, Section 5.1 provides:
To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

12

INT VAROOM II    April 2017

(a)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.
(b)    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:
(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;
(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.
(c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.
(d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:
(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;
(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;
(3)    By the Shareholders; or
(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.
Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.
(e)    (1)    Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:
(i)    Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;
(ii)    Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

13

INT VAROOM II    April 2017

(2)    Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.
(f)    The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.
(g)    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.
(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

James J. Vance	Senior Vice President and Treasurer

Sharon L. Karp	Vice President

Daniel R. Larsen	Vice President

Timothy S. Stearns	Vice President

Thomas A. Shoemake	Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

14

INT VAROOM II    April 2017

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rhonda S. Malone	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)    Not applicable.

Item 30.    Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.    Management Services
There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings
The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

15

Integrity VAROOM II	April 2017

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2017.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

Integrity VAROOM II	April 2017

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2017.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 25, 2017

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2017

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2017

DIRECTORS:

/s/ John F. Barrett	/s/ Jonathan D. Niemeyer
John F. Barrett	Jonathan D. Niemeyer
April 25, 2017	April 25, 2017
/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 25, 2017	April 25, 2017
/s/ Jill T. McGruder
Jill T. McGruder
April 25, 2017

Integrity VAROOM II	April 2017

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2017.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 25, 2017

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2017

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2017

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for Jo Ann Davidson
April 25, 2017
April 25, 2017

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for James N. Clark	Bradley J. Hunkler, Attorney-in-Fact for George H. Walker, III
April 25, 2017	April 25, 2017

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for Thomas L. Williams
April 25, 2017